UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

     Investment Company Act file number: 811-09195
______________________________________________

SA FUNDS – INVESTMENT TRUST
______________________________________________________________________
(Exact name of registrant as specified in charter)

3055 Olin Avenue, Suite 2000, San Jose, California 95128
______________________________________________________________________
(Address of principal executive offices) (zip code)

Steven McGinnis, Esq.
Chief Legal Officer
SA Funds – Investment Trust
3055 Olin Avenue, Suite 2000
San Jose, California 95128

(Name and address of agent for service)

Copy to:

R. Darrell Mounts, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, DC 20006

Brian F. Link, Esq.
State Street Bank and Trust Company
Mail Code: JHT 1732
200 Clarendon Street
Boston, MA 02116

Registrant’s telephone number, including area code: 408-260-3100

Date of fiscal year end: June 30
Date of reporting period: June 30, 2009

Item 1. Report to Shareholders.

ANNUAL REPORT
STRUCTURED ASSETS FOR AN UNSTRUCTURED WORLD	June 30, 2009

Any information in this shareholder report regarding market or economic trends or the factors influencing the Trust’s performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that Fund objectives will be achieved.

SA U.S. Fixed Income Fund

     The SA U.S. Fixed Income Fund invests primarily in fixed income securities maturing within two years and issued by companies and government agencies in the U.S.

     The Fund finished fiscal year 2009 with a return of 3.90% as compared to the benchmark index return of 4.58% for the Merrill Lynch 1-3 Year U.S. Government/Corporate Index. The relative underperformance is attributable primarily to the shorter average maturity of the Fund as compared to the index. The average maturity for the Fund on June 30, 2009 was 1.20 years as compared to 1.95 years for the index.

Comparison of Change in Value of a $10,000 Investment in SA U.S. Fixed Income Fund
vs. the Merrill Lynch 1-3 Year U.S. Government/Corporate Index
since commencement of Fund operations through June 30, 2009

     The Merrill Lynch 1-3 Year U.S. Government/Corporate Index is a subset of the Merrill Lynch U.S. Government/Corporate Index including all securities with a remaining term to final maturity of less than 3 years. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

     PERFORMANCE INFORMATION — Average Annual Total Returns

	One	Since
	Year	Inception
SA U.S. Fixed Income Fund	3.90%	3.64	%(a)
Merrill Lynch 1-3 Year U.S.
Government/Corporate Index	4.58%	5.37	%(b)

(a)	From commencement of operations on April 2, 2007.

(b)	Performance for the benchmark index is not available from April 2, 2007 (commencement of Fund operations). For that reason, performance is shown from March 31, 2007.

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares.

SA Global Fixed Income Fund

     The SA Global Fixed Income Fund invests primarily in high quality fixed income securities maturing in five years or less and issued by companies and government agencies in the U.S. and developed foreign countries.

     The Fund finished fiscal year 2009 with a return of 4.04%, as compared to its benchmark index return of 6.70% for the Citigroup World Government Bond Index 1-5 Year Currency Hedged U.S. Dollar. The relative underperformance is primarily attributable to the Fund’s portfolio holdings in high quality corporate securities (AA and AAA as rated by Standard & Poors, a division of the McGraw-Hill Companies, Inc.). The benchmark index holds only government and sovereign securities whereas the Fund’s portfolio holdings include government, sovereign and high quality corporate securities. The Fund’s position in these high quality corporate securities weighed on relative performance during the year due to continued weakness in the credit markets.

Comparison of Change in Value of a $10,000 Investment in SA Global Fixed Income Fund
vs. the Citigroup World Government Bond Index 1-5 Year Currency Hedged U.S. Dollar
since commencement of Fund operations through June 30, 2009

     Citigroup World Government Bond Index 1-5 Year Currency Hedged U.S. Dollar is a comprehensive measure of the total return performance of the government bond markets of approximately 22 countries with maturities ranging from one to five years. It is hedged to the U.S. dollar. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

     PERFORMANCE INFORMATION — Average Annual Total Returns

	One	Five	Since
	Year	Years	Inception
SA Global Fixed Income Fund	4.04%	3.15%	4.04	%(a)
Citigroup World Government Bond Index
1-5 Year Currency Hedged U.S. Dollar	6.70%	4.62%	4.75	%(b)

(a)	From commencement of operations on July 29, 1999.

(b)	Performance for the benchmark index is not available from July 29, 1999 (commencement of Fund operations). For that reason, performance is shown from August 1, 1999.

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares.

SA U.S. Market Fund

     The SA U.S. Market Fund generally selects from all common stocks, excluding securities of real estate investment trusts, that are traded on a principal U.S. exchange or in the over-the-counter market in the U.S. Currently the target universe of U.S. common stocks is securities of companies whose market capitalization generally are either in the highest 96% of total market capitalization or companies whose market capitalization are larger than the 1,500th largest U.S. company, whichever results in the higher market capitalization.

     The Fund had a one-year loss of (25.36)% as compared to its benchmark loss of (26.11)% for the Dow Jones U.S. Total Stock Market Index (Full Cap), (formerly the Wilshire 5000 Total Market Index). The Fund benefited from its exclusion of real estate investment trust securities (REITs), which were down more than 45% for the year (as measured by the Dow Jones Select REIT Index). The Dow Jones U.S. Total Stock Market Index (Full Cap) held approximately 1.5% to 2% in REITs throughout the year. Several factors contributed over the past fiscal year to the sharp declines in the U.S. equity market. The weak housing market and mortgage troubles diminished access to capital by banks and led to disruptions throughout the U.S. financial system. Global equity markets experienced extraordinary levels of volatility and extremely large price declines, which resulted in the worst year for the U.S. equity market since the 1930s.

Comparison of Change in Value of a $10,000 Investment in SA U.S. Market Fund
vs. the Dow Jones U.S. Total Stock Market Index (Full Cap)
since commencement of Fund operations through June 30, 2009

     The Dow Jones U.S. Total Stock Market Index (Full Cap) is a market capitalization weighted broad index of all U.S.-headquartered equity securities. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

SA U.S. Market Fund

(Continued)

     PERFORMANCE INFORMATION — Average Annual Total Returns

	One	Five	Since
	Year	Years	Inception
SA U.S. Market Fund	(25.36)%	(2.52)%	(0.96	)%(a)
Dow Jones U.S. Total Stock Market Index (Full Cap)	(26.11)%	(1.46)%	(0.94	)%(b)

(a)	From commencement of operations on August 5, 1999.

(b)	Performance for the benchmark index is not available from August 5, 1999 (commencement of Fund operations). For that reason, performance is shown from July 31, 1999.

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares.

SA U.S. Value Fund

     The SA U.S. Value Fund generally invests in common stocks of large U.S. companies that are considered to be “value” securities primarily based on book value in relation to market value, and are traded on a principal U.S. exchange or in the over-the-counter market in the U.S. When consistent with the Fund’s strategies and operational needs, the Fund may also seek to minimize adverse tax consequences to shareholders.

     The Fund generated a one-year loss of (32.68)% as compared to the benchmark index loss of (29.03)% for the Russell 1000 Value Index. The Fund’s larger allocation to deep value stocks relative to the index contributed to the negative performance variance relative to the index. Deeper value securities such as financials were among the worst performing securities in the market during the year. The more targeted value strategy has also led to greater concentration in financial securities during the year, which was an additional strain on Fund performance and volatility. What started as a weak housing market and mortgage troubles ultimately resulted in disruptions throughout the entire U.S. financial system. Equity markets experienced extraordinary levels of volatility and large price declines, and 2008 turned out to be the worst year for the U.S. equity market since the 1930s.

     Financial stocks suffered significant losses over the last fiscal year as banks wrote down losses related to mortgage securities and other assets on their balance sheets. Financials stocks represented more than 31.00% of the Fund as of June 30, 2009, as compared to approximately 20.00% of the benchmark index being represented by financial stocks.

     Comparison of Change in Value of a $10,000 Investment in SA U.S. Value Fund
vs. the Russell 1000 Value Index since commencement of Fund operations through June 30, 2009

     The Russell 1000 Value Index is comprised of companies with the lowest price-to-book ratios within the Russell 1000 Index. The Russell 1000 Index is a market capitalization weighted broad index of 1000 large capitalization U.S. companies. The indices are unmanaged and reflect reinvested dividends and/or distributions, but do not reflect sales charges, commissions, expenses or taxes.

SA U.S. Value Fund

(Continued)

     PERFORMANCE INFORMATION — Average Annual Total Returns

	One	Five	Since
	Year	Years	Inception
SA U.S. Value Fund	(32.68)%	(4.05)%	(1.06	)%(a)
Russell 1000 Value Index	(29.03)%	(2.13)%	0.15	% (b)

(a)	From commencement of operations on August 5, 1999.

(b)	Performance for the benchmark index is not available from August 5, 1999 (commencement of Fund operations). For that reason, performance is shown from July 31, 1999.

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares.

SA U.S. Small Company Fund

     The SA U.S. Small Company Fund generally selects from common stocks of small companies that are traded on a principal U.S. exchange or in the over-the-counter market in the U.S. Currently the target universe of stocks is securities of companies whose market capitalization generally are either in the lowest 10% of total market capitalization or companies whose market capitalization are smaller than the 1,000th largest U.S. company, whichever results in the higher capitalization threshold. When consistent with the Fund’s strategies and operational needs, the Fund may also seek to minimize adverse tax consequences to shareholders.

     The Fund finished the fiscal year with a loss of (22.42)%, as compared to the benchmark index loss of (25.02)%, for the Russell 2000 Index. Several factors contributed over the past fiscal year to the declines in the U.S. equity market. Equity markets experienced extraordinary levels of volatility and large price declines, and 2008 turned out to be the worst year for the U.S. equity market since the 1930s. One source of relative outperformance for the Fund to its benchmark index was the exclusion of real estate investment trust securities (REITs), which represented greater than 5.00% of the benchmark index. The Fund’s portfolio holdings did not include REITs. Real estate securities were the worst-performing U.S. equity asset class for the fiscal year, down more than 45.00% as measured by the Dow Jones Select REIT Index.

Comparison of Change in Value of a $10,000 Investment in SA U.S. Small Company Fund
vs. the Russell 2000 Index since commencement of Fund operations through June 30, 2009

     The Russell 2000 Index is a market capitalization weighted broad index of 2000 small capitalization U.S. companies. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

SA U.S. Small Company Fund

(Continued)

     PERFORMANCE INFORMATION — Average Annual Total Returns

	One	Five	Since
	Year	Years	Inception
SA U.S. Small Company Fund	(22.42)%	(2.45)%	3.74	%(a)
Russell 2000 Index	(25.02)%	(1.71)%	2.68	%(b)

(a)	From commencement of operations on August 5, 1999.

(b)	Performance for the benchmark index is not available from August 5, 1999 (commencement of Fund operations). For that reason, performance is shown from July 31, 1999.

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares.

SA International Value Fund

     The SA International Value Fund generally invests in common stocks of large non-U.S. companies trading in designated developed country markets other than the U.S., and considered to be “value” securities primarily based on book value in relation to market value in its respective country market. When consistent with the Fund’s strategies and operational needs, the Fund may also seek to minimize adverse tax consequences to shareholders.

     As of July 1, 2008, the Fund’s benchmark index was changed from the MSCI EAFE Value Index (Gross Div.) to the MSCI World Ex. U.S. Value Index. The primary consideration in changing the benchmark index to the MSCI World Ex. U.S. Value Index was because it includes the index’s representation in Canada and because the Fund’s portfolio holdings include Canadian securities.

     The Fund finished the year with a loss of (31.33)%, as compared to its benchmark index loss of (28.69)% for the MSCI World Ex. U.S. Value Index. The primary source of negative relative performance was the deeper value-orientation of the Fund relative to the index. As of June 30, 2009, more than 70% of the Fund’s holdings fell within the 0-30 percentile of securities ranked on book-to-market value ratio as compared to only 43% of the Index’s holding in this deeper value segment. Financial stocks are generally considered to be value stocks and represented more than 40.78% of the Fund as of June 30, 2009, which detracted from the Fund’s performance. Comparatively, the index held only 36.05% in financial stocks.

     Declining equity markets was a global theme with all major regions posting significant negative returns for the fiscal year ending June 30, 2009. Slowing economies and weakness in the financial system afflicted most developed international markets. However, more recent weakness of the U.S. dollar has resulted in a positive impact of currency fluctuations on the dollar-denominated returns of international equities for the first half of 2009.

Comparison of Change in Value of a $10,000 Investment in SA International Value Fund
vs. the MSCI World Ex. U.S. Value Index and the MSCI EAFE Value Index (Gross Div.)
since commencement of Fund operations through June 30, 2009

     The Morgan Stanley Capital International (MSCI) World Ex U.S. Value Index is composed of companies within the Morgan Stanley Capital International (MSCI) World Ex U.S. Index having characteristics such as low market-to-book value ratios. The Morgan Stanley Capital International (MSCI) World Ex U.S. Index is an index of securities listed on the stock exchanges of 22 developed market countries other than the United States.

     The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East, (EAFE) Value Index is comprised of companies within the MSCI EAFE Index having characteristics such as high book to market value ratios. The MSCI EAFE Index is an index of securities listed on the stock exchange of 21 developed market countries other than the United States.

SA International Value Fund

(Continued)

     The indices are unmanaged and reflect reinvested dividends and/or distributions, but do not reflect sales charges, commissions, expenses or taxes.

     PERFORMANCE INFORMATION — Average Annual Total Returns

	One	Five	Since
	Year	Years	Inception
SA International Value Fund	(31.33)%	2.99%	3.06	%(a)
MSCI World Ex. U.S. Value Index	(28.69)%	2.81%	2.84	%(b)
MSCI EAFE Value Index (Gross Div)	(28.43)%	2.94%	2.91	%(b)

(a)	From commencement of operations on August 5, 1999.

(b)	Performance for the benchmark index is not available from August 5, 1999 (commencement of Fund operations). For that reason, performance is shown from July 31, 1999.

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares.

SA International Small Company Fund

     The SA International Small Company Fund invests substantially all its assets in the International Small Company Portfolio (“DFA Portfolio”) of DFA Investment Dimensions Group Inc. (“DFA”) which invests in the following DFA mutual fund series: The Japanese Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Asia Pacific Small Company Series and The Canadian Small Company Series.

     As of July 1, 2008, the Fund’s benchmark index was changed from the S&P Small Cap EPAC Index to the MSCI World Ex. U.S. Small Cap Index. The primary consideration in changing the benchmark index to the MSCI World Ex. U.S. Small Cap Index was because it includes the index’s representation in Canada and because the Fund’s portfolio holdings include Canadian securities.

     The Fund finished fiscal year 2009 with a loss of (29.10)% as compared to the benchmark index loss of (29.64)% for the MSCI World Ex. U.S. Small Cap Index. Declining equity markets was a global theme with all major regions posting significant negative returns for the fiscal year ending June 30, 2009. Slowing economies and weakness in the financial system afflicted most developed international markets. However, more recent weakness of the U.S. dollar has resulted in a positive impact of currency fluctuations on the dollar-denominated returns of international equities for the first half of 2009.

     The Japanese Small Company Series: The series generally will purchase a broad and diverse group of readily marketable stocks of Japanese small companies.

     The United Kingdom Small Company Series: The series generally will purchase a broad and diverse group of readily marketable stocks of United Kingdom small companies.

     The Continental Small Company Series: The series generally will purchase a broad and diverse group of readily marketable stocks of small companies organized under the laws of certain European countries.

     The Asia Pacific Small Company Series: The series generally will purchase a broad and diverse group of readily marketable stocks of small companies located in Australia, New Zealand and certain Pacific Rim Asian countries.

     The Canadian Small Company Series: The series generally will purchase a broad and diverse group of readily marketable stocks of Canadian small companies.

     Each of these series also may invest in securities of eligible companies listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts (including non-voting depositary receipts) or multi-listed securities.

SA International Small Company Fund

(Continued)

Comparison of Change in Value of a $10,000 Investment in SA International Small Company Fund
vs. the MSCI World Ex. U.S. Small Cap Index and the S&P Small Cap EPAC Index
since commencement of Fund operations through June 30, 2009

     The Morgan Stanley Capital International (MSCI) Ex U.S. Small Cap Index is a market capitalization weighted index designed to measure equity performance in 22 developed market countries, excluding the U.S., and is composed of stocks, which are categorized as small capitalization stocks.

     The S&P Small Cap EPAC Index is compiled by Standard & Poors. It defines the small-capitalization equity universe representing the bottom 20% of the available capitalization and 75% of the number of issues of each country in the S&P Extended Market Index. The index is capitalization weighted.

     These indices are unmanaged and reflect reinvested dividends and/or distributions, but do not reflect sales charges, commissions, expenses or taxes.

     PERFORMANCE INFORMATION — Average Annual Total Returns

	One	Five	Since
	Year	Years	Inception
SA International Small Company Fund	(29.10)%	2.91%	5.70%(a)
MSCI World Ex. U.S. Small Cap Index	(29.64)%	2.53%	4.98%(b)
S&P Small Cap EPAC Index	(30.08)%	4.22%	4.72%(b)

(a)	From commencement of operations on August 5, 1999.

(b)	Performance for the benchmark index is not available from August 5, 1999 (commencement of Fund operations). For that reason, performance is shown from July 31, 1999.

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares.

SA Emerging Markets Value Fund

     The SA Emerging Markets Value Fund invests in a broad and diverse group of securities of companies in designated emerging markets with larger market capitalizations and considered to be “value” securities primarily based on book value in relation to market value in their respective markets.

     As of July 1, 2008, the Fund’s benchmark index was changed to from the MSCI Emerging Markets Index to the MSCI Emerging Markets Value Index. The primary consideration in changing the benchmark index to the MSCI Emerging Markets Value was the stronger value-orientation of the index which was more representative of the value-orientation of the Fund.

     The Fund finished the year with a loss of (22.48)%, as compared to its benchmark index loss of (24.97)% for the MSCI Emerging Markets Value Index. One positive performance variance of the Fund relative to the benchmark index was attributable primarily to the Fund’s portfolio holdings excluding securities issued by Russian companies from the eligible investment universe. Russia represented nearly 7.00% of the benchmark index and was the worst performing country market in the index with a local currency loss of (62.00)%, which equates to a loss of approximately (60.00)% in U.S. Dollar terms.

Comparison of Change in Value of a $10,000 Investment in SA Emerging Markets Value Fund
vs. the MSCI Emerging Markets Value Index and the MSCI Emerging Markets Index
since commencement of Fund operations through June 30, 2009

     The Morgan Stanley Capital International (MSCI) Emerging Markets Value Index is comprised of companies within the MSCI Emerging Markets Index having value characteristics, such as low book-to-market ratios.

     The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a market capitalization weighted equity index designed to capture 85% of the total publicly market capitalization of global emerging markets.

     The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

     These indices are unmanaged and reflect reinvested dividends and/or distributions, but do not reflect sales charges, commissions, expenses or taxes.

SA Emerging Markets Value Fund

(Continued)

     PERFORMANCE INFORMATION — Average Annual Total Returns

	One	Since
	Year	Inception
SA Emerging Markets Value Fund	(22.48)%	(7.64)%(a)
MSCI Emerging Markets Value Index	(24.97)%	(2.82)%(b)
MSCI Emerging Markets Index	(27.82)%	(5.95)%(b)

(a)	From commencement of operations on April 2, 2007.

(b)	Performance for the benchmark index is not available from April 2, 2007 (commencement of Fund operations). For that reason, performance is shown from March 31, 2007.

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares.

SA Real Estate Securities Fund

     The SA Real Estate Securities Fund invests primarily in readily marketable equity securities of companies the principal activities of which include development, ownership, construction, management, or sale of residential, commercial or industrial real estate.

     Real estate securities were the worst-performing U.S. equity asset class for the fiscal year. The Fund finished fiscal year 2009 with a loss of (43.60)%, as compared to its benchmark index loss of (45.35)% for the Dow Jones Select REIT Index (formerly the Dow Jones Wilshire REIT Index). Despite the positive performance relative to the index, the poor performance of the asset class combined with an untimely inception date has resulted in negative investment growth since inception.

     Several factors contributed over the past fiscal year to the sharp declines in the U.S. equity market. Equity markets experienced extraordinary levels of volatility and extremely large price declines and 2008 turned out to be the worst year for the U.S. equity market since the 1930s. What started as a weak housing market and mortgage troubles ultimately resulted in disruptions throughout the entire U.S. financial system.

Comparison of Change in Value of a $10,000 Investment in SA Real Estate Securities Fund
vs. the Dow Jones Select REIT Index since commencement of Fund operations through June 30, 2009

     The Dow Jones Select REIT Index is a float-adjusted market capitalization index designed to measure the performance of publicly traded real estate companies that have a minimum total market capitalization of at least $200 million, at least 75% of total revenues derived from ownership and operation of real estate assets, and liquidity of company stock commensurate with that of other institutionally held real estate securities. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

     PERFORMANCE INFORMATION — Average Annual Total Returns

	One	Since
	Year	Inception
SA Real Estate Securities Fund	(43.60)%	(32.12)%(a)
Dow Jones Select REIT Index	(45.35)%	(32.01)%(b)

(a)	From commencement of operations on April 2, 2007.

(b)	Performance for the benchmark index is not available from April 2, 2007 (commencement of Fund operations). For that reason, performance is shown from March 31, 2007.

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares.

SA Funds

FUND EXPENSES (Unaudited)

Understanding Your Fund’s Expenses
Shareholder Expense Example

     As a mutual fund shareholder you incur ongoing costs including management fees, shareholder services fees, fees for administrative services and other Fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2009 and held for the entire period.

Actual Expenses

     The first line in each table below shows the actual account values and actual Fund expenses, based on the Fund’s actual performance during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) then multiply the result by the number in the first line of the table for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes

     The second line in each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

SA U.S. Fixed Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/09	6/30/09	1/01/09-6/30/09
Actual	$1,000.00	$1,011.40	$3.24
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26

*

Expenses are equal to the Fund’s annualized expense ratio of 0.65% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and LWI Financial Inc. (the “Manager”) and may be recovered by the Manager under certain circumstances. You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA Funds

FUND EXPENSES (Unaudited) (Continued)

SA Global Fixed Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/09	6/30/09	1/01/09-6/30/09
Actual	$1,000.00	$1,012.20	$4.24
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26

*

Expenses are equal to the Fund’s annualized expense ratio of 0.85% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Manager and may be recovered by the Manager under certain circumstances. You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA U.S. Market Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/09	6/30/09	1/01/09-6/30/09
Actual	$1,000.00	$1,031.90	$5.04
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01

*

Expenses are equal to the Fund’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Manager and may be recovered by the Manager under certain circumstances. You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA U.S. Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/09	6/30/09	1/01/09-6/30/09
Actual	$1,000.00	$1,027.70	$5.28
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26

*

Expenses are equal to the Fund’s annualized expense ratio of 1.05% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Manager and may be recovered by the Manager under certain circumstances. You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA Funds

FUND EXPENSES (Unaudited) (Continued)

SA U.S. Small Company Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/09	6/30/09	1/01/09-6/30/09
Actual	$1,000.00	$1,074.30	$6.17
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01

*

Expenses are equal to the Fund’s annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Manager and may be recovered by the Manager under certain circumstances. You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA International Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/09	6/30/09	1/01/09-6/30/09
Actual	$1,000.00	$1,133.20	$7.19
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	$6.80

*

Expenses are equal to the Fund’s annualized expense ratio of 1.36% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Fund’s expenses are limited by agreement between the Fund and the Manager and may be recovered by the Manager under certain circumstances. For the six month period ended June 30, 2009, the Fund operated below its expense limitation. You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA International Small Company Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/09	6/30/09	1/01/09-6/30/09
Actual	$1,000.00	$1,167.10	$5.91
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51

*

Expenses are equal to the Fund’s annualized expense ratio of 1.10% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Manager and may be recovered by the Manager under certain circumstances. You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

With respect to SA International Small Company Fund, the amounts set forth in the table reflect only those expenses incurred directly by the Fund. The expenses incurred by the DFA International Small Company Portfolio and the underlying funds in which it invests are reflected in the valuation of the Fund’s investment in the DFA International Small Company Portfolio. Because these expenses are passed indirectly, rather than directly, to the Fund, they are not reflected in the table. For the six months ended April 30, 2009, the annualized expense ratio of the DFA International Small Company Portfolio was 0.57%.

SA Funds

FUND EXPENSES (Unaudited) (Continued)

SA Emerging Markets Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/09	6/30/09	1/01/09-6/30/09
Actual	$1,000.00	$1,410.90	$8.67
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.25

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Manager and may be recovered by the Manager under certain circumstances. You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA Real Estate Securities Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/09	6/30/09	1/01/09-6/30/09
Actual	$1,000.00	$880.90	$4.66
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Manager and may be recovered by the Manager under certain circumstances. You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2009

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES — 96.3%
Austria — 2.6%
Oesterreichische Kontrollbank AG,
4.250%, 10/06/10	USD	$2,000,000	$2,045,332
Oesterreichische Kontrollbank AG,
2.875%, 3/15/11	USD	2,200,000	2,248,607
			4,293,939
Canada — 4.8%
Canada Mortgage & Housing
Corp., 4.800%, 10/01/10	USD	3,500,000	3,636,636
Province of Ontario Canada,
3.125%, 9/08/10	USD	4,000,000	4,084,792
			7,721,428
Germany — 3.8%
Kreditanstalt fuer Wiederaufbau,
4.625%, 1/20/11	USD	4,100,000	4,272,138
Landeskreditbank Baden-
Wuerttemberg Foerderbank,
4.250%, 9/15/10	USD	1,400,000	1,436,943
Landwirtschaftliche Rentenbank,
4.875%, 2/14/11	USD	500,000	524,656
			6,233,737
Sweden — 2.4%
Svensk Exportkredit AB,
4.000%, 6/15/10	USD	3,800,000	3,906,168

United Kingdom — 1.3%
BP Capital Markets PLC,
4.875%, 3/15/10	USD	2,000,000	2,055,404

United States — 81.4%
Bank of America Corp.,
4.500%, 8/01/10		800,000	804,113
Bank of America NA,
1.162%, 6/23/10(a)		1,000,000	995,506
Bank of America NA,
1.700%, 12/23/10		2,000,000	2,023,844
Bank of New York Mellon Corp.,
1.416%, 2/05/10(a)		3,200,000	3,205,482
Citibank NA, 1.625%, 3/30/11		4,500,000	4,537,143
CME Group, Inc.,
1.657%, 8/06/10(a)		1,000,000	999,400
Federal Farm Credit Bank,
2.625%, 4/21/11		1,500,000	1,539,666
Federal Farm Credit Bank,
4.750%, 5/07/10		5,000,000	5,181,325
Federal Farm Credit Bank,
3.750%, 12/06/10		3,500,000	3,642,643
Federal Farm Credit Bank,
2.250%, 7/01/10		1,300,000	1,322,317
Federal Home Loan Banks,
3.375%, 6/24/11		3,600,000	3,735,500
Federal Home Loan Banks,
4.250%, 6/11/10		4,700,000	4,867,104
Federal Home Loan Banks,
4.625%, 2/18/11		3,300,000	3,493,647
Federal Home Loan Banks,
2.750%, 6/18/10		3,400,000	3,474,232
Federal Home Loan Banks,
3.500%, 7/16/10		4,200,000	4,307,701
Federal Home Loan Banks,
3.375%, 8/13/10		2,800,000	2,888,295
Federal Home Loan Banks,
1.625%, 1/21/11		2,200,000	2,225,445
Federal Home Loan Banks,
1.375%, 5/16/11		3,000,000	3,010,632
Federal Home Loan Mortgage
Corp., 6.000%, 6/15/11		6,100,000	6,652,782
Federal Home Loan Mortgage
Corp., 4.750%, 1/18/11		700,000	741,136
Federal Home Loan Mortgage
Corp., 2.375%, 5/28/10		6,500,000	6,612,495
Federal Home Loan Mortgage
Corp., 1.625%, 4/26/11		9,300,000	9,375,004
Federal National Mortgage
Association, 3.375%, 5/19/11		700,000	729,037
Federal National Mortgage
Association, 4.500%, 2/15/11		3,900,000	4,126,333
Federal National Mortgage
Association, 7.125%, 6/15/10		6,900,000	7,339,682
Federal National Mortgage
Association, 2.375%, 5/20/10		8,700,000	8,850,423
Federal National Mortgage
Association, 1.375%, 4/28/11		6,200,000	6,218,836
Federal National Mortgage
Association, 6.000%, 5/15/11		4,100,000	4,458,151
General Electric Capital Corp.,
0.669%, 3/12/10(a)		3,600,000	3,567,042
Goldman Sachs Group Inc.,
1.700%, 3/15/11		3,500,000	3,533,345
John Deere Capital Corp.,
1.111%, 2/26/10(a)		2,400,000	2,406,089
JPMorgan Chase & Co.,
0.688%, 6/25/10(a)		1,000,000	998,122
JPMorgan Chase & Co.,
1.026%, 5/07/10(a)		1,000,000	998,644
JPMorgan Chase & Co., Series F,
1.176%, 11/19/09(a)		1,700,000	1,702,747
Morgan Stanley,
2.900%, 12/01/10		4,000,000	4,113,760
Procter & Gamble Co.,
6.875%, 9/15/09		1,000,000	1,012,867
Regions Bank/Birmingham AL,
2.750%, 12/10/10		1,000,000	1,024,860
Wachovia Corp., Series G,
1.111%, 11/24/09(a)		2,000,000	2,001,000
Wal-Mart Stores, Inc.,
4.750%, 8/15/10		500,000	516,122
Wal-Mart Stores, Inc.,
4.125%, 2/15/11		1,000,000	1,038,202
Wells Fargo & Co.,
0.729%, 9/15/09(a)		1,000,000	1,000,705

See notes to financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2009 (Continued)

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Wells Fargo & Co.,
4.625%, 8/09/10	$500,000	$512,913
Wells Fargo & Co.,
0.672%, 3/23/10(a)	900,000	897,344
		132,681,636
TOTAL BONDS AND NOTES
(Identified Cost $155,411,398)		156,892,312

SHORT-TERM INVESTMENTS — 3.1%
United States — 2.4%
Deutsche Bank AG NY,
2.813%, 6/18/10(a)	3,000,000	2,960,460
Toronto-Dominion,
1.900%, 10/05/09	1,000,000	1,004,300
		3,964,760

	SHARES
Other — 0.7%
SSgA Government Money
Market Fund	1	1
SSgA Money Market Fund	1,090,309	1,090,309
		1,090,310
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $5,090,336)		5,055,070

Total Investments — 99.4%
(Identified Cost $160,501,734)#		161,947,382
Other Assets — 0.6%		1,027,401
Net Assets — 100.0%		$162,974,783

†	See Note 1.
(a)	Variable or Floating Rate Bond. Rate disclosed is as of June 30, 2009.
#

At June 30, 2009 the aggregate cost of investment securities for income tax purposes was $160,501,734. Net unrealized appreciation aggregated $1,445,648 of which $1,538,335 related to appreciated investment securities and $92,687 related to depreciated investment securities.

Key to abbreviations:
USD — U.S. Dollar

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2009

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES — 97.8%
Australia — 3.9%
Australia & New Zealand
Banking Group Ltd.,
4.375%, 5/24/12	EUR	3,500,000	$5,042,193
General Electric Capital
Australia Funding Pty Ltd.,
7.500%, 1/25/11	AUD	13,000,000	10,666,973
			15,709,166
Austria — 5.0%
Austria Government
International Bond,
3.250%, 6/25/13	USD	4,000,000	4,052,240
Pfandbriefstelle der
Oesterreichischen Landes-
Hypothekenbanken,
1.600%, 2/15/11	JPY	1,600,000,000	16,307,373
			20,359,613
Belgium — 2.8%
Belgium Government
International Bond,
4.250%, 9/03/13	USD	11,000,000	11,465,630

Canada — 8.7%
Export Development Canada,
4.500%, 10/25/12	USD	5,000,000	5,315,450
Ontario Electricity Financial
Corp., 7.450%, 3/31/13	USD	9,400,000	10,467,624
Province of British Columbia
Canada, 4.300%, 5/30/13(a)	USD	3,000,000	3,033,939
Province of Manitoba Canada,
5.000%, 2/15/12	USD	4,700,000	4,970,734
Province of Ontario Canada,
4.375%, 2/15/13(a)	USD	6,500,000	6,773,234
Province of Ontario Canada,
4.100%, 6/16/14	USD	4,800,000	4,900,531
			35,461,512
Denmark — 0.7%
Kommunekredit,
5.500%, 8/13/09	DKK	14,280,000	2,692,289

France — 8.3%
Agence Francaise de
Developpement,
5.125%, 4/25/12	EUR	7,670,000	11,533,082
Caisse d’Amortissement de la
Dette Sociale,
5.250%, 10/25/12	EUR	7,250,000	11,067,724
Total Capital SA,
5.625%, 1/25/12	AUD	10,900,000	8,748,600
Total Capital SA,
5.000%, 5/22/12	USD	2,000,000	2,131,446
			33,480,852
Germany — 13.5%
Bayerische Landesbank,
1.000%, 9/20/10	JPY	890,000,000	9,142,967
Bayerische Landesbank,
2.125%, 2/09/12	CHF	3,200,000	2,931,072
Deutsche Bank AG,
5.375%, 10/12/12(a)	USD	7,300,000	7,754,118
Kreditanstalt fuer Wiederaufbau,
4.000%, 10/15/13	USD	5,000,000	5,212,710
Kreditanstalt fuer Wiederaufbau,
4.625%, 10/12/12	EUR	4,000,000	5,991,170
Landesbank Hessen-Thueringen
Girozentrale,
3.000%, 10/18/12	CHF	2,000,000	1,872,393
Landeskreditbank
Baden-Wuerttemberg
Foerderbank,
5.500%, 7/04/10	EUR	7,300,000	10,621,679
Landwirtschaftliche Rentenbank,
3.875%, 3/14/12(a)	EUR	7,800,000	11,372,690
			54,898,799
Japan — 0.8%
Japan Bank for International
Cooperation/Japan,
4.375%, 11/26/12	USD	3,200,000	3,375,712

Netherlands — 2.8%
Rabobank Nederland NV,
0.800%, 2/03/11	JPY	1,100,000,000	11,223,125

Norway — 2.7%
Eksportfinans A/S,
1.800%, 6/21/10	JPY	1,055,000,000	11,013,137

Spain — 2.8%
Instituto de Credito Oficial,
1.500%, 9/20/12	JPY	1,082,000,000	11,320,561

Supranational — 12.8%
African Development Bank,
3.000%, 5/27/14	USD	9,500,000	9,328,611
Asian Development
Bank/Pasig,
4.500%, 3/07/11	GBP	1,800,000	3,079,515
Council of Europe
Development Bank,
5.000%, 1/29/14	USD	1,500,000	1,610,175
Council of Europe
Development Bank,
5.500%, 1/18/12	AUD	12,000,000	9,848,528
Eurofima, 4.250%, 9/05/13	USD	3,000,000	3,118,770
Eurofima, 4.250%, 2/04/14	USD	7,600,000	7,821,768
European Investment Bank,
4.500%, 1/14/13	GBP	3,400,000	5,871,803
European Investment Bank,
6.250%, 4/15/14	GBP	2,000,000	3,674,534

See notes to financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2009 (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Supranational (Continued)
European Investment Bank,
0.500%, 6/19/13	USD	1,299,000	$1,184,207
International Bank for
Reconstruction &
Development,
0.500%, 9/11/12	AUD	9,000,000	6,187,145
			51,725,056
Sweden — 2.1%
City of Stockholm,
3.375%, 3/08/10	SEK	64,300,000	8,371,433

United Kingdom — 8.4%
Bank of Scotland PLC,
2.500%, 10/11/11	CHF	15,000,000	13,200,359
Barclays Bank PLC,
5.450%, 9/12/12	USD	9,000,000	9,390,321
BP Capital Markets PLC,
5.250%, 11/07/13	USD	6,335,000	6,806,033
BP Capital Markets PLC,
2.750%, 6/14/11	CHF	5,000,000	4,760,155
			34,156,868
United States — 22.5%
American International Group,
Inc., 1.400%, 4/03/12	JPY	670,000,000	3,541,766
Bank of America Corp.,
4.250%, 10/21/10	EUR	10,541,000	14,842,113
Colgate-Palmolive Co.,
4.200%, 5/15/13	USD	4,350,000	4,518,023
Federal National
Mortgage Association,
2.500%, 5/15/14(a)	USD	9,800,000	9,645,140
General Electric Capital
Corp., 1.450%, 11/10/11	JPY	940,000,000	9,284,242
Merck & Co., Inc.,
4.375%, 2/15/13(a)	USD	11,250,000	11,669,153
PACCAR Financial Corp.,
1.345%, 4/01/11(b)	USD	8,000,000	7,931,488
PepsiCo., Inc.,
5.150%, 5/15/12	USD	3,000,000	3,251,178
PepsiCo., Inc.,
4.650%, 2/15/13(a)	USD	7,799,000	8,194,207
The Bank of New York
Mellon Corp.
5.125%, 8/27/13	USD	915,000	964,021
Toyota Motor Credit Corp.,
1.300%, 3/16/12(a)	JPY	1,100,000,000	11,296,874
Wal-Mart Stores, Inc.,
5.000%, 4/05/12(a)	USD	3,000,000	3,256,899
Wal-Mart Stores, Inc.,
3.200%, 5/15/14	USD	1,000,000	992,904
Wal-Mart Stores, Inc.,
4.550%, 5/01/13	USD	2,000,000	2,097,564
			91,485,572
TOTAL BONDS AND NOTES
(Identified Cost $384,516,799)			396,739,325

	SHARES
SHORT-TERM INVESTMENTS — 0.3%
Other — 0.3%
SSgA Government
Money Market Fund		1	$1
SSgA Money Market Fund		1,164,328	1,164,328
			1,164,329
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,164,329)			1,164,329

COLLATERAL FOR SECURITIES ON LOAN — 13.1%
Short Term — 13.1%
State Street Navigator Prime
Portfolio		53,214,128	53,214,128

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $53,214,128)			53,214,128

Total Investments — 111.2%
(Identified Cost $438,895,256)#			451,117,782
Other Assets — (11.2%)			(45,356,505)
Net Assets — 100.0%			$405,761,277

†	See Note 1.
(a)	A portion or all of the security was held on loan. As of June 30, 2009, the market value of the securities on loan was $52,187,284.
(b)	Variable or Floating Rate Bond. Rate disclosed is as of June 30, 2009.
#

At June 30, 2009 the aggregate cost of investment securities for income tax purposes was $438,697,051. Net unrealized appreciation aggregated $12,420,731 of which $18,093,004 related to appreciated investment securities and $5,672,273 related to depreciated investment securities.

Key to abbreviations:
AUD — Australian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro Currency
GBP — British Pound
JPY — Japanese Yen
SEK — Swedish Krona
USD — U.S. Dollar

See notes to financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2009 (Continued)

Ten Largest Industry Holdings June 30, 2009
(As a percentage of net assets):

Industry	Percentage
Bank	22.8%
Financial Services	14.0%
Supranational Organizations	12.7%
Foreign Government/Agency — Canada	8.7%
Industrial	8.4%
Foreign Government/Agency — Germany	8.2%
Foreign Government/Agency — France	5.6%
Foreign Government/Agency — Belgium	2.8%
Foreign Government/Agency — Spain	2.8%
Foreign Government/Agency — Norway	2.7%

Country Weightings
(% of portfolio market value)

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2009

	SHARES	VALUE†
COMMON STOCKS — 96.1%
Aerospace & Defense — 2.4%
AAR Corp.*	1,100	$17,655
Alliant Techsystems, Inc.*	975	80,301
BE Aerospace, Inc.*	2,400	34,464
Boeing Co.	21,100	896,750
Ceradyne, Inc.*	300	5,298
Cubic Corp.	500	17,895
Curtiss-Wright Corp.	1,576	46,855
DynCorp International, Inc., Class A*	1,500	25,185
Esterline Technologies Corp.*	900	24,363
General Dynamics Corp.	11,400	631,446
Goodrich Corp.	3,600	179,892
Hexcel Corp.*	3,100	29,543
Honeywell International, Inc.	21,400	671,960
ITT Corp.	5,300	235,850
L-3 Communications Holdings, Inc.	3,400	235,892
Lockheed Martin Corp.	11,700	943,605
Moog, Inc., Class A*	1,500	38,715
Northrop Grumman Corp.	9,544	435,970
Orbital Sciences Corp.*	2,300	34,891
Precision Castparts Corp.	4,024	293,873
Raytheon Co.	14,800	657,564
Rockwell Collins, Inc.	4,600	191,958
Spirit Aerosystems Holdings, Inc.*	1,900	26,106
Taser International, Inc.*	1,000	4,560
Teledyne Technologies, Inc.*	1,700	55,675
TransDigm Group, Inc.*	1,300	47,060
Triumph Group, Inc.	200	8,000
United Technologies Corp.	27,840	1,446,566
		7,317,892
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	7,000	365,050
Expeditors International of
Washington, Inc.	6,900	230,046
FedEx Corp.	8,100	450,522
Forward Air Corp.	450	9,594
HUB Group, Inc., Class A*	1,400	28,896
United Parcel Service, Inc., Class B	19,700	984,803
UTi Worldwide, Inc.*	2,400	27,360
		2,096,271
Airlines — 0.2%
Airtran Holdings, Inc.*	3,800	23,522
Alaska Air Group, Inc.*	1,700	31,042
AMR Corp.*	9,500	38,190
Continental Airlines, Inc.*	4,100	36,326
Delta Air Lines, Inc.*	17,400	100,746
JetBlue Airways Corp.*	7,550	32,238
Republic Airways Holdings, Inc.*	1,700	11,101
Skywest, Inc.	1,900	19,380
Southwest Airlines Co.	23,900	160,847
UAL Corp.*	3,610	11,516
US Airways Group, Inc.*	3,200	7,776
		472,684
Auto Components — 0.2%
BorgWarner, Inc.	3,400	116,110
Cooper Tire & Rubber Co.	2,500	24,800
Federal Mogul Corp.*	200	1,890
Gentex Corp.	5,600	64,960
Johnson Controls, Inc.	17,900	388,788
The Goodyear Tire & Rubber Co.*	6,400	72,064
TRW Automotive Holdings Corp.*	3,700	41,810
WABCO Holdings, Inc.	1,599	28,302
		738,724
Automobiles — 0.2%
Ford Motor Co.*	58,540	355,338
Harley-Davidson, Inc.	6,600	106,986
Thor Industries, Inc.	1,600	29,392
		491,716
Beverages — 2.7%
Brown-Forman Corp., Class B.	2,500	107,450
Central European Distribution Corp.*	1,400	37,198
Coca-Cola Co.	84,900	4,074,351
Coca-Cola Enterprises, Inc.	15,100	251,415
Constellation Brands, Inc., Class A*	5,600	71,008
Dr Pepper Snapple Group, Inc.*	6,100	129,259
Hansen Natural Corp.*	2,600	80,132
Molson Coors Brewing Co., Class B	4,600	194,718
PepsiAmericas, Inc.	4,400	117,964
PepsiCo Inc.	53,010	2,913,430
		7,976,925
Biotechnology — 2.2%
Abraxis Bioscience, Inc.*	766	28,235
Acorda Therapeutics, Inc.*	800	22,552
Alexion Pharmaceuticals, Inc.*	3,100	127,472
Alkermes, Inc.*	3,279	35,479
Alnylam Pharmaceuticals, Inc.*	1,400	31,178
Amgen, Inc.*	41,022	2,171,705
Amylin Pharmaceuticals, Inc.*	3,100	41,850
Biogen Idec, Inc.*	8,370	377,905
BioMarin Pharmaceutical, Inc.*	3,200	49,952
Celera Corp.*	2,800	21,364
Celgene Corp.*	13,504	646,031
Cephalon, Inc.*	2,300	130,295
Cubist Pharmaceuticals, Inc.*	2,100	38,493
Dendreon Corp.*	4,300	106,855
Facet Biotech Corp.*	880	8,175
Genzyme Corp.*	9,100	506,597
Gilead Sciences, Inc.*	36,600	1,714,344
Incyte Corp., Ltd.*	1,000	3,290
InterMune, Inc.*	600	9,120
Isis Pharmaceuticals, Inc.*	2,900	47,850
MannKind Corp.*	1,600	13,296
Martek Biosciences Corp.	1,100	23,265
Medarex, Inc.*	4,000	33,400
Myriad Genetics, Inc.*	3,600	128,340
Myriad Pharmaceuticals, Inc.*	800	3,720
Nabi Biopharmaceuticals*	1,600	3,872

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Onyx Pharmaceuticals, Inc.*	1,900	$53,694
OSI Pharmaceuticals, Inc.*	2,200	62,106
PDL BioPharma, Inc.	3,300	26,070
Regeneron Pharmaceuticals, Inc.*	2,300	41,216
Seattle Genetics, Inc.*	1,800	17,496
Theravance, Inc.*	1,400	20,496
United Therapeutics Corp.*	1,000	83,330
Vertex Pharmaceuticals, Inc.*	3,200	114,048
		6,743,091
Building Products — 0.1%
American Woodmark Corp.	200	4,790
Gibraltar Industries, Inc.	1,000	6,870
Griffon Corp.*	653	5,433
Lennox International, Inc.	2,100	67,431
Masco Corp.	5,800	55,564
NCI Building Systems, Inc.*	200	528
Owens Corning*	2,500	31,950
Quanex Building Products Corp.	1,450	16,269
Simpson Manufacturing Co., Inc.	1,400	30,268
Universal Forest Products, Inc.	200	6,618
USG Corp.*	2,600	26,182
		251,903
Capital Markets — 2.6%
Affiliated Managers Group, Inc.*	600	34,914
Ameriprise Financial, Inc.	6,240	151,445
Bank of New York Mellon Corp.	32,150	942,316
BlackRock, Inc.	2,100	368,382
Charles Schwab Corp.	34,100	598,114
Cohen & Steers, Inc.	1,500	22,425
Eaton Vance Corp.	3,600	96,300
Federated Investors, Inc., Class B	3,100	74,679
Franklin Resources, Inc.	6,700	482,467
Greenhill & Co., Inc.	900	64,989
Invesco Ltd.	7,600	135,432
Investment Technology Group, Inc.*	1,500	30,585
Janus Capital Group, Inc.	4,300	49,020
Jefferies Group, Inc.*	3,700	78,921
Knight Capital Group, Inc., Class A*	4,200	71,610
Legg Mason, Inc.	2,100	51,198
MF Global Ltd.*	300	1,779
Morgan Stanley	31,400	895,214
Northern Trust Corp.	6,400	343,552
optionsXpress Holdings, Inc.	2,000	31,060
Piper Jaffray Cos.*	360	15,721
Raymond James Financial, Inc.	3,900	67,119
Riskmetrics Group, Inc.*	900	15,894
SEI Investments Co.	5,400	97,416
State Street Corp.	12,740	601,328
T Rowe Price Group, Inc.	7,500	312,525
TD Ameritrade Holding Corp.*	17,379	304,821
The Goldman Sachs Group, Inc.	12,500	1,843,000
Waddell & Reed Financial, Inc., Class A	2,717	71,647
		7,853,873
Chemicals — 2.0%
A. Schulman, Inc.	200	3,022
Air Products & Chemicals, Inc.	6,200	400,458
Airgas, Inc.	2,500	101,325
Albemarle Corp.	3,000	76,710
Arch Chemicals, Inc.	200	4,918
Ashland, Inc.	782	21,935
Cabot Corp.	2,400	30,192
Calgon Carbon Corp.*	1,500	20,835
Celanese Corp., Series A	4,400	104,500
CF Industries Holdings, Inc.	1,300	96,382
Cytec Industries, Inc.	2,000	37,240
Dow Chemical Co.	22,400	361,536
Eastman Chemical Co.	2,600	98,540
Ecolab, Inc.	6,700	261,233
EI Du Pont de Nemours & Co.	26,700	684,054
Ferro Corp.	1,500	4,125
FMC Corp.	2,500	118,250
H.B. Fuller Co.	2,300	43,171
International Flavors & Fragrances, Inc.	3,500	114,520
Kronos Worldwide, Inc.	1,422	9,456
Lubrizol Corp.	2,600	123,006
Minerals Technologies, Inc.	600	21,612
Monsanto Co.	16,034	1,191,967
Nalco Holding Co.	3,490	58,772
NL Industries, Inc.	320	2,362
Olin Corp.	2,100	24,969
OM Group, Inc.*	400	11,608
PPG Industries, Inc.	4,800	210,720
Praxair, Inc.	9,200	653,844
Rockwood Holdings, Inc.*	2,800	40,992
RPM International, Inc.	4,400	61,776
Sensient Technologies Corp.	1,800	40,626
Sigma-Aldrich Corp.	3,500	173,460
Terra Industries, Inc.	3,400	82,348
The Mosaic Co.	10,700	474,010
The Scotts Miracle-Gro Co., Class A	2,200	77,110
Valhi, Inc.	3,660	27,194
Valspar Corp.	3,200	72,096
W.R. Grace & Co.*	700	8,659
Westlake Chemical Corp.	2,100	42,819
Zep, Inc.	500	6,025
		5,998,377
Commercial Banks — 2.3%
Associated Banc-Corp.	4,619	57,737
Bancorpsouth, Inc.	2,700	55,431
Bank of Hawaii Corp.	1,600	57,328
BB&T Corp.	16,811	369,506
BOK Financial Corp.	2,242	84,456
Boston Private Financial Holdings, Inc.	1,300	5,824
Cathay General Bancorp	1,950	18,544
Central Pacific Financial Corp.	300	1,125
Chemical Financial Corp.	315	6,272
City National Corp.	1,300	47,879
Comerica, Inc.	3,400	71,910
Commerce Bancshares, Inc.	3,272	104,148

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Community Bank System, Inc.	400	$5,824
Cullen/Frost Bankers, Inc.	2,100	96,852
CVB Financial Corp.	2,416	14,424
Fifth Third Bancorp	3,707	26,320
First Bancorp	2,200	8,690
First Commonwealth Financial Corp.	2,200	13,948
First Financial Bancorp	630	4,738
First Horizon National Corp.*	3,103	37,239
First Midwest Bancorp, Inc.	1,500	10,965
FirstMerit Corp.	3,022	51,314
FNB Corp.	1,851	11,458
Fulton Financial Corp.	6,667	34,735
Glacier Bancorp, Inc.	1,875	27,694
Hancock Holding Co.	800	25,992
Harleysville National Corp.	463	2,176
Huntington Bancshares, Inc.	7,992	33,407
International Bancshares Corp.	2,750	28,352
Investors Bancorp, Inc.*	3,600	32,976
Irwin Financial Corp.*	400	288
KeyCorp.	13,900	72,836
M&T Bank Corp.	2,868	146,067
Marshall & Ilsley Corp.	7,400	35,520
MB Financial, Inc.	450	4,585
National Penn Bancshares, Inc.	1,723	7,943
NBT Bancorp, Inc.	600	13,026
Old National Bancorp	2,307	22,655
Pacific Capital Bancorp	666	1,425
PacWest Bancorp	1,200	15,792
PNC Financial Services Group, Inc.	12,605	489,200
Prosperity Bancshares, Inc.	1,500	44,745
Regions Financial Corp.	9,034	36,497
S&T Bancorp, Inc.	915	11,126
Sterling Bancshares, Inc.	2,250	14,242
Sterling Financial Corp.	1,660	4,831
SunTrust Banks, Inc.	6,926	113,933
Susquehanna Bancshares, Inc.	1,900	9,291
SVB Financial Group*	500	13,610
Synovus Financial Corp.	13,000	38,870
TCF Financial Corp.	4,000	53,480
Trustmark Corp.	1,900	36,708
UCBH Holdings, Inc.	2,620	3,301
UMB Financial Corp.	1,600	60,816
Umpqua Holdings Corp.	1,400	10,864
United Bankshares, Inc.	1,500	29,310
United Community Banks, Inc.*	1,597	9,567
US Bancorp	51,715	926,733
Valley National Bancorp	5,168	60,466
Webster Financial Corp.	710	5,715
Wells Fargo & Co.	125,159	3,036,357
WesBanco, Inc.	100	1,454
Westamerica Bancorporation	1,000	49,610
Western Alliance Bancorp*	1,000	6,840
Whitney Holding Corp.	1,425	13,053
Wilmington Trust Corp.	2,500	34,150
Wintrust Financial Corp.	300	4,824
Zions Bancorporation	2,707	31,293
		6,818,287
Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	1,800	32,526
ACCO Brands Corp.*	612	1,726
Avery Dennison Corp.	2,900	74,472
Cenveo, Inc.*	1,800	7,614
Cintas Corp.	4,600	105,064
Consolidated Graphics, Inc.*	200	3,484
Copart, Inc.*	2,850	98,810
Corrections Corp. of America*	3,000	50,970
Covanta Holding Corp.*	5,290	89,718
Deluxe Corp.	1,100	14,091
EnergySolutions, Inc.	1,600	14,720
G&K Services, Inc., Class A	200	4,230
Healthcare Services Group, Inc.	497	8,886
Herman Miller, Inc.	1,600	24,544
HNI Corp.	1,600	28,896
Iron Mountain, Inc.*	6,375	183,281
Knoll, Inc.	1,700	12,886
Mine Safety Appliances Co.	1,100	26,510
Mobile Mini, Inc.*	1,000	14,670
Pitney Bowes, Inc.	5,600	122,808
R.R. Donnelley & Sons Co.	3,800	44,156
Republic Services, Inc.	8,285	202,237
Rollins, Inc.	3,525	61,018
Steelcase, Inc., Class A	2,200	12,804
Stericycle, Inc.*	3,000	154,590
SYKES Enterprises, Inc.*	1,100	19,899
Tetra Tech, Inc.*	2,300	65,895
The Brink’s Co.	1,200	34,836
The Geo Group, Inc.*	800	14,864
United Stationers, Inc.*	500	17,440
Viad Corp.	400	6,888
Waste Connections, Inc.*	2,625	68,014
Waste Management, Inc.	16,100	453,376
		2,075,923
Communications Equipment — 2.4%
3Com Corp.*	14,100	66,411
ADC Telecommunications, Inc.*	562	4,474
Adtran, Inc.	2,300	49,381
Arris Group, Inc.*	3,500	42,560
Avocent Corp.*	1,100	15,356
Black Box Corp.	300	10,041
Blue Coat Systems, Inc.*	500	8,270
Brocade Communications Systems, Inc.*	8,225	64,320
Ciena Corp.*	2,000	20,700
Cisco Systems, Inc.*	163,921	3,055,487
CommScope, Inc.*	1,998	52,467
Comverse Technology, Inc.*	2,400	20,520
EchoStar Corp., Class A*	1,380	21,997
Emulex Corp.*	1,800	17,604
Extreme Networks*	3,400	6,800
F5 Networks, Inc.*	2,400	83,016

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Communications Equipment (Continued)
Harmonic, Inc.*	1,800	$10,602
Harris Corp.	4,100	116,276
Harris Stratex Networks, Inc., Class A*	1,018	6,597
Infinera Corp.*	2,100	19,173
InterDigital, Inc.*	2,000	48,880
JDS Uniphase Corp.*	4,200	24,024
Juniper Networks, Inc.*	15,506	365,942
Motorola, Inc.	58,900	390,507
Netgear, Inc.*	1,000	14,410
Palm, Inc.*	3,400	56,338
Plantronics, Inc.	700	13,237
Polycom, Inc.*	1,900	38,513
QUALCOMM, Inc.	48,784	2,205,037
Riverbed Technology, Inc.*	1,600	37,104
Starent Networks Corp.*	1,500	36,615
Sycamore Networks, Inc.*	11,200	35,056
Tekelec*	2,000	33,660
Tellabs, Inc.*	10,354	59,328
Viasat, Inc.*	200	5,128
		7,055,831
Computers & Peripherals — 4.5%
Adaptec, Inc.*	1,100	2,915
Apple, Inc.*	26,400	3,760,152
Data Domain, Inc.*	768	25,613
Dell, Inc.*	49,100	674,143
Diebold, Inc.	2,100	55,356
Electronics for Imaging, Inc.*	100	1,066
EMC Corp.*	61,233	802,152
Hewlett-Packard Co.	70,883	2,739,628
Imation Corp.	500	3,805
Intermec, Inc.*	1,800	23,220
International Business Machines Corp.	40,500	4,229,010
Lexmark International, Inc., Class A*	2,200	34,870
NCR Corp.*	6,900	81,627
NetApp, Inc.*	8,600	169,592
QLogic Corp.*	4,200	53,256
SanDisk Corp.*	6,400	94,016
Seagate Technology	9,800	102,508
STEC, Inc.*	1,000	23,190
Sun Microsystems, Inc.*	19,950	183,939
Synaptics, Inc.*	450	17,393
Teradata Corp.*	5,300	124,179
Western Digital Corp.*	6,500	172,250
		13,373,880
Construction & Engineering — 0.3%
Aecom Technology Corp.*	2,900	92,800
Dycom Industries, Inc.*	700	7,749
EMCOR Group, Inc.*	1,200	24,144
Fluor Corp	5,400	276,966
Granite Construction, Inc.	500	16,640
Insituform Technologies, Inc., Class A*	1,000	16,970
Jacobs Engineering Group, Inc.*	3,800	159,942
KBR, Inc.	5,476	100,977
MasTec, Inc.*	2,200	25,784
Quanta Services, Inc.*	5,834	134,940
The Shaw Group, Inc.*	2,400	65,784
Tutor Perini Corp.*	710	12,326
URS Corp.*	2,200	108,944
		1,043,966
Construction Materials — 0.1%
Eagle Materials, Inc.	1,593	40,207
Martin Marietta Materials, Inc.	1,200	94,656
Texas Industries, Inc.	600	18,816
Vulcan Materials Co.	2,991	128,912
		282,591
Consumer Finance — 0.4%
American Express Co.	34,500	801,780
AmeriCredit Corp.*	3,500	47,425
Capital One Financial Corp.	8,265	180,838
Cash America International, Inc.	700	16,373
Discover Financial Services	11,700	120,159
The Student Loan Corp.	400	14,880
		1,181,455
Containers & Packaging — 0.3%
Aptargroup, Inc.	2,100	70,917
Ball Corp.	3,800	171,608
Bemis Co., Inc.	3,200	80,640
Crown Holdings, Inc.*	4,700	113,458
Owens-Illinois, Inc.*	5,000	140,050
Packaging Corp. of America	3,500	56,700
Pactiv Corp.*	4,500	97,650
Rock-Tenn Co., Class A	1,400	53,424
Sealed Air Corp.	3,800	70,110
Silgan Holdings, Inc.	1,200	58,836
Sonoco Products Co.	2,400	57,480
Temple-Inland, Inc.	4,000	52,480
		1,023,353
Distributors — 0.1%
Genuine Parts Co.	5,000	167,800
LKQ Corp.*	3,900	64,155
		231,955
Diversified Consumer Services — 0.5%
Apollo Group, Inc., Class A*	6,550	465,836
Brink’s Home Security Holdings, Inc.*	1,600	45,296
Career Education Corp.*	2,500	62,225
Coinstar, Inc.*	1,000	26,700
Corinthian Colleges, Inc.*	3,100	52,483
DeVry, Inc.	2,400	120,096
H&R Block, Inc.	12,900	222,267
Hillenbrand, Inc.	2,300	38,272
ITT Educational Services, Inc.*	1,100	110,726
Jackson Hewitt Tax Service, Inc.	500	3,130
Matthews International Corp., Class A	700	21,784
Regis Corp.	1,100	19,151
Service Corp. International	9,500	52,060
Sotheby’s, Class A	2,300	32,453
Stewart Enterprises, Inc., Class A	3,000	14,460
Strayer Education, Inc.	400	87,244

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Consumer Services (Continued)
Universal Technical Institute, Inc.*	1,000	$14,930
Weight Watchers International, Inc.	2,500	64,425
		1,453,538
Diversified Financial Services — 2.0%
Bank of America Corp.	63,550	838,860
CIT Group, Inc.	8,600	18,490
CME Group, Inc.	1,900	591,109
Financial Federal Corp.	300	6,165
Interactive Brokers Group, Inc., Class A*	1,000	15,530
IntercontinentalExchange, Inc.*	1,700	194,208
J.P. Morgan Chase & Co.	110,308	3,762,606
Leucadia National Corp.*	7,200	151,848
Moody’s Corp.	6,200	163,370
MSCI, Inc., Class A*	1,700	41,548
NYSE Euronext	4,400	119,900
PHH Corp.*	1,567	28,488
The NASDAQ OMX Group, Inc.*	6,000	127,860
		6,059,982
Diversified Telecommunication Services — 2.4%
AT&T, Inc.	151,543	3,764,328
CenturyTel, Inc.	3,100	95,170
Cincinnati Bell, Inc.*	1,700	4,828
Embarq Corp.	4,663	196,126
Frontier Communications Corp.	8,000	57,120
General Communication, Inc., Class A*	1,900	13,167
NTELOS Holdings Corp.	1,100	20,262
Premiere Global Services, Inc.*	1,300	14,092
Qwest Communications International, Inc.	46,600	193,390
tw telecom, Inc.*	5,600	57,512
Verizon Communications, Inc.	86,452	2,656,670
Windstream Corp.	14,226	118,929
		7,191,594
Electric Utilities — 2.3%
Allegheny Energy, Inc.	6,200	159,030
Allete, Inc.	1,000	28,750
American Electric Power Co., Inc.	13,700	395,793
Cleco Corp.	2,000	44,840
DPL, Inc.	3,300	76,461
Duke Energy Corp.	50,156	731,776
Edison International	9,700	305,162
El Paso Electric Co.*	1,200	16,752
Entergy Corp.	5,700	441,864
Exelon Corp.	19,700	1,008,837
FirstEnergy Corp.	8,800	341,000
FPL Group, Inc.	15,600	887,016
Great Plains Energy, Inc.	3,484	54,176
Hawaiian Electric Industries, Inc.	2,800	53,368
IDACORP, Inc.	1,000	26,140
ITC Holdings Corp.	1,300	58,968
MGE Energy, Inc.	200	6,710
Northeast Utilities	5,500	122,705
NV Energy, Inc.	8,400	90,636
Pepco Holdings, Inc.	7,200	96,768
Pinnacle West Capital Corp.	3,200	96,480
Portland General Electric Co.	2,100	40,908
PPL Corp.	11,100	365,856
Progress Energy, Inc.	10,200	385,866
Southern Co.	29,800	928,568
UIL Holdings Corp.	333	7,476
Unisource Energy Corp.	600	15,924
Westar Energy, Inc.	3,700	69,449
		6,857,279
Electrical Equipment — 0.7%
A.O. Smith Corp.	700	22,799
Acuity Brands, Inc.	1,000	28,050
American Superconductor Corp.*	500	13,125
AMETEK, Inc.	3,450	119,301
Baldor Electric Co.	1,700	40,443
Belden, Inc.	1,500	25,050
Brady Corp., Class A	1,600	40,192
Cooper Industries Ltd., Class A	4,500	139,725
Emerson Electric Co.	22,400	725,760
Ener1, Inc.*	2,700	14,742
Energy Conversion Devices, Inc.*	900	12,735
EnerSys*	1,800	32,742
First Solar, Inc.*	1,600	259,392
General Cable Corp.*	1,400	52,612
GrafTech International Ltd.*	3,700	41,847
Hubbell, Inc., Class B	2,100	67,326
II-VI, Inc.*	1,100	24,387
Regal-Beloit Corp.	900	35,748
Rockwell Automation, Inc.	4,300	138,116
Roper Industries, Inc.	2,800	126,868
SunPower Corp., Class B*	1,127	26,992
Thomas & Betts Corp.*	1,300	37,518
Vicor Corp.	200	1,444
Woodward Governor Co.	2,000	39,600
		2,066,514
Electronic Equipment, Instruments & Components — 0.7%
Agilent Technologies, Inc.*	9,500	192,945
Amphenol Corp., Class A	5,100	161,364
Anixter International, Inc.*	1,100	41,349
Arrow Electronics, Inc.*	3,600	76,464
Avnet, Inc.*	4,722	99,304
AVX Corp.	4,800	47,664
Benchmark Electronics, Inc.*	1,050	15,120
Checkpoint Systems, Inc.*	600	9,414
Cogent, Inc.*	1,800	19,314
Cognex Corp.	1,500	21,195
Coherent, Inc.*	400	8,272
Corning, Inc.	45,960	738,117
Daktronics, Inc.	100	770
Dolby Laboratories, Inc.*	1,500	55,920
FLIR Systems, Inc.*	4,100	92,496
Ingram Micro, Inc., Class A*	6,300	110,250
Itron, Inc.*	1,000	55,070
Jabil Circuit, Inc.	8,500	63,070
Littelfuse, Inc.*	400	7,984
Molex, Inc., Class A	2,400	37,320

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Molex, Inc.	3,000	$43,140
MTS Systems Corp.	152	3,139
Multi-Fineline Electronix, Inc.*	600	12,840
National Instruments Corp.	2,850	64,296
Newport Corp.*	1,600	9,264
Plexus Corp.*	800	16,368
Rogers Corp.*	300	6,069
Scansource, Inc.*	200	4,904
Tech Data Corp.*	1,300	42,523
Trimble Navigation Ltd.*	3,900	76,557
Vishay Intertechnology, Inc.*	6,730	45,697
		2,178,199
Energy Equipment & Services — 1.8%
Atwood Oceanics, Inc.*	2,400	59,784
Baker Hughes, Inc.	9,100	331,604
BJ Services Co.	8,500	115,855
Bristow Group, Inc.*	200	5,926
Cal Dive International, Inc.*	1,300	11,219
Cameron International Corp.*	6,300	178,290
CARBO Ceramics, Inc.	800	27,360
Complete Production Services, Inc.*	3,000	19,080
Diamond Offshore Drilling, Inc.	4,200	348,810
Dresser-Rand Group, Inc.*	3,100	80,910
Dril-Quip, Inc.*	1,600	60,960
ENSCO International, Inc.	4,100	142,967
Exterran Holdings, Inc.*	1,502	24,092
FMC Technologies, Inc.*	3,800	142,804
Global Industries Ltd.*	2,500	14,150
Halliburton Co.	26,640	551,448
Helix Energy Solutions Group, Inc.*	1,301	14,142
Helmerich & Payne, Inc.	3,200	98,784
Hornbeck Offshore Services, Inc.*	1,000	21,390
ION Geophysical Corp.*	2,700	6,939
Key Energy Services, Inc.*	2,900	16,704
Nabors Industries Ltd.*	5,700	88,806
National Oilwell Varco, Inc.*	12,510	408,576
Newpark Resources*	2,600	7,410
Noble Corp.	7,000	211,750
Oceaneering International, Inc.*	1,600	72,320
Oil States International, Inc.*	1,600	38,736
Parker Drilling Co.*	4,100	17,794
Patterson-UTI Energy, Inc.	4,300	55,298
Pride International, Inc.*	5,200	130,312
Rowan Cos, Inc.	3,600	69,552
RPC, Inc.	2,925	24,424
Schlumberger Ltd.	29,200	1,580,012
SEACOR Holdings, Inc.*	700	52,668
Smith International, Inc.	6,424	165,418
Superior Energy Services, Inc.*	2,700	46,629
Tetra Technologies, Inc.*	600	4,776
Tidewater, Inc.	1,400	60,018
Unit Corp.*	1,300	35,841
Weatherford International Ltd.*	4,000	78,240
		5,421,798
Food & Staples Retailing — 3.4%
BJ’s Wholesale Club, Inc.*	2,700	87,021
Casey’s General Stores, Inc.	1,800	46,242
Costco Wholesale Corp.	12,800	584,960
CVS Caremark Corp.	42,479	1,353,806
Kroger Co.	27,500	606,375
Ruddick Corp.	1,900	44,517
Safeway, Inc.	11,900	242,403
SUPERVALU, Inc.	5,075	65,721
Sysco Corp.	15,000	337,200
United Natural Foods, Inc.*	1,600	42,000
Wal-Mart Stores, Inc.	122,300	5,924,212
Walgreen Co.	29,100	855,540
Weis Markets, Inc.	900	30,168
Whole Foods Market, Inc.	4,000	75,920
Winn-Dixie Stores, Inc.*	1,400	17,556
		10,313,641
Food Products — 2.1%
American Italian Pasta Co., Class A*	313	9,121
Archer-Daniels-Midland Co.	26,277	703,435
Bunge Ltd.	3,200	192,800
Campbell Soup Co.	15,600	458,952
Chiquita Brands International, Inc.*	500	5,130
ConAgra Foods, Inc.	14,800	282,088
Corn Products International, Inc.	2,100	56,259
Darling International, Inc.*	800	5,280
Dean Foods Co.*	5,184	99,481
Del Monte Foods Co.	4,588	43,036
Flowers Foods, Inc.	3,437	75,064
Fresh Del Monte Produce, Inc.*	500	8,130
General Mills, Inc.	13,500	756,270
Hain Celestial Group, Inc.*	1,400	21,854
HJ Heinz Co.	9,100	324,870
Hormel Foods Corp.	5,500	189,970
Kellogg Co.	15,100	703,207
Kraft Foods, Inc., Class A	57,571	1,458,849
Lancaster Colony Corp.	500	22,035
McCormick & Co., Inc.	4,300	139,879
Ralcorp Holdings, Inc.*	1,800	109,656
Sanderson Farms, Inc.	400	18,000
Sara Lee Corp.	18,700	182,512
Smithfield Foods, Inc.*	2,200	30,734
The Hershey Co.	6,300	226,800
The J.M. Smucker Co.	3,029	147,391
Tootsie Roll Industries, Inc.	1,023	23,212
TreeHouse Foods, Inc.*	816	23,476
Tyson Foods, Inc., Class A	7,302	92,078
		6,409,569
Gas Utilities — 0.4%
AGL Resources, Inc.	3,100	98,580
Atmos Energy Corp.	3,700	92,648
Energen Corp.	2,500	99,750
EQT Corp.	3,900	136,149
National Fuel Gas Co.	2,900	104,632
New Jersey Resources Corp.	1,450	53,708

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Gas Utilities (Continued)
Nicor, Inc.	1,500	$51,930
Northwest Natural Gas Co.	1,400	62,048
Oneok, Inc.	3,300	97,317
Piedmont Natural Gas Co., Inc.	2,300	55,453
Questar Corp.	5,200	161,512
South Jersey Industries, Inc.	400	13,956
Southwest Gas Corp.	1,500	33,315
The Laclede Group, Inc.	600	19,878
UGI Corp.	3,710	94,568
WGL Holdings, Inc.	1,900	60,838
		1,236,282
Health Care Equipment & Supplies — 2.3%
Align Technology, Inc.*	1,300	13,780
American Medical Systems Holdings, Inc.*	2,100	33,180
Baxter International, Inc.	26,100	1,382,256
Beckman Coulter, Inc.	2,600	148,564
Becton Dickinson and Co.	9,400	670,314
Boston Scientific Corp.*	33,795	342,681
Conmed Corp.*	500	7,760
CR Bard, Inc.	3,700	275,465
Cyberonics, Inc.*	400	6,652
DENTSPLY International, Inc.	4,334	132,274
Edwards Lifesciences Corp.*	3,600	244,908
ev3, Inc.*	2,200	23,584
Gen-Probe, Inc.*	1,200	51,576
Greatbatch, Inc.*	300	6,783
Haemonetics Corp.*	500	28,500
Hill-Rom Holdings, Inc.	2,500	40,550
Hologic, Inc.*	6,896	98,130
Hospira, Inc.*	4,120	158,702
Idexx Laboratories, Inc.*	1,600	73,920
Immucor, Inc.*	2,175	29,928
Integra LifeSciences Holdings Corp.*	800	21,208
Intuitive Surgical, Inc.*	700	114,562
Inverness Medical Innovations, Inc.*	1,700	60,486
Kinetic Concepts, Inc.*	1,100	29,975
Masimo Corp.*	1,400	33,754
Medtronic, Inc.	32,700	1,140,903
Meridian Bioscience, Inc.	300	6,774
NuVasive, Inc.*	1,200	53,520
ResMed, Inc.*	2,300	93,679
Sirona Dental Systems, Inc.*	900	17,991
St. Jude Medical, Inc.*	13,100	538,410
STERIS Corp.	2,100	54,768
Stryker Corp.	11,500	457,010
Symmetry Medical, Inc.*	200	1,864
Teleflex, Inc.	900	40,347
The Cooper Cos., Inc.	600	14,838
Thoratec Corp.*	2,100	56,238
Varian Medical Systems, Inc.*	3,600	126,504
Volcano Corp.*	1,200	16,776
West Pharmaceutical Services, Inc.	800	27,880
Wright Medical Group, Inc.*	400	6,504
Zimmer Holdings, Inc.*	6,080	259,008
		6,942,506
Health Care Providers & Services — 2.2%
Aetna, Inc.	11,300	283,065
Amedisys, Inc.*	1,100	36,322
AMERIGROUP Corp.*	2,200	59,070
AmerisourceBergen Corp.	11,836	209,971
AMN Healthcare Services, Inc.*	1,200	7,656
Amsurg Corp.*	300	6,432
Brookdale Senior Living, Inc.	3,500	34,090
Cardinal Health, Inc.	9,200	281,060
Catalyst Health Solutions, Inc.*	1,300	32,422
Centene Corp.*	1,800	35,964
Chemed Corp.	400	15,792
CIGNA Corp.	7,000	168,630
Community Health Systems, Inc.*	2,200	55,550
Coventry Health Care, Inc.*	4,550	85,130
DaVita, Inc.*	3,500	173,110
Express Scripts, Inc.*	7,100	488,125
Health Management Associates, Inc.,
Class A*	4,172	20,610
Health Net, Inc.*	1,700	26,435
Healthsouth Corp.*	1,758	25,386
Healthspring, Inc.*	800	8,688
Healthways, Inc.*	500	6,725
Henry Schein, Inc.*	2,700	129,465
Humana, Inc.*	5,500	177,430
inVentiv Health, Inc.*	1,000	13,530
Kindred Healthcare, Inc.*	1,800	22,266
Laboratory Corp. of America Holdings*	3,900	264,381
LifePoint Hospitals, Inc.*	1,533	40,241
Lincare Holdings, Inc.*	3,100	72,912
Magellan Health Services, Inc.*	1,300	42,666
McKesson Corp.	7,900	347,600
Medco Health Solutions, Inc.*	19,138	872,884
Mednax, Inc.*	1,400	58,982
Molina Healthcare, Inc.*	1,000	23,920
Odyssey HealthCare, Inc.*	400	4,112
Omnicare, Inc.	4,100	105,616
Owens & Minor, Inc.	1,500	65,730
Patterson Cos, Inc.*	3,600	78,120
PharMerica Corp.*	812	15,940
PSS World Medical, Inc.*	2,900	53,679
Psychiatric Solutions, Inc.*	1,700	38,658
Quest Diagnostics, Inc.	7,500	423,225
Tenet Healthcare Corp.*	2,900	8,178
UnitedHealth Group, Inc.	31,435	785,246
Universal American Corp.*	652	5,685
Universal Health Services, Inc.	1,300	63,505
VCA Antech, Inc.*	2,600	69,420
WellPoint, Inc.*	14,492	737,498
		6,581,122
Health Care Technology — 0.2%
Allscripts-Misys Healthcare
Solutions, Inc.	5,300	84,058
Cerner Corp.*	2,600	161,954
Eclipsys Corp.*	1,500	26,670
HLTH Corp.*	2,219	29,069
IMS Health, Inc.	5,400	68,580

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Technology (Continued)
MedAssets, Inc.*	1,300	$25,285
MedQuist, Inc.	500	3,040
Quality Systems, Inc.	1,200	68,352
		467,008
Hotels, Restaurants & Leisure — 1.9%
Ameristar Casinos, Inc.	1,800	34,254
Bally Technologies, Inc.*	1,600	47,872
Bob Evans Farms, Inc.	700	20,118
Boyd Gaming Corp.*	3,400	28,900
Brinker International, Inc.	2,650	45,129
Burger King Holdings, Inc.	3,100	53,537
Carnival Corp.	16,300	420,051
CEC Entertainment, Inc.*	600	17,688
Choice Hotels International, Inc.	2,700	71,847
Cracker Barrel Old Country Store, Inc.	500	13,950
Darden Restaurants, Inc.	4,100	135,218
DineEquity, Inc.	400	12,476
Gaylord Entertainment Co.*	700	8,897
International Game Technology	9,100	144,690
International Speedway Corp., Class A	500	12,805
Jack in the Box, Inc.*	1,800	40,410
Landry’s Restaurants, Inc.*	300	2,580
Las Vegas Sands Corp.*	10,700	84,102
Life Time Fitness, Inc.*	1,300	26,013
Marriott International, Inc., Class A	10,238	225,945
McDonald’s Corp.	48,700	2,799,763
MGM Mirage*	10,300	65,817
Panera Bread Co., Class A*	700	34,902
Papa John’s International, Inc.*	100	2,479
Penn National Gaming, Inc.*	2,700	78,597
Pinnacle Entertainment, Inc.*	2,000	18,580
Royal Caribbean Cruises Ltd.	4,300	58,222
Scientific Games Corp., Class A*	3,100	48,887
Sonic Corp.*	2,025	20,311
Speedway Motorsports, Inc.	600	8,256
Starbucks Corp.*	15,800	219,462
Starwood Hotels & Resorts
Worldwide, Inc.	5,000	111,000
Texas Roadhouse, Inc., Class A*	1,354	14,772
The Cheesecake Factory, Inc.*	1,750	30,275
The Marcus Corp.	200	2,104
Vail Resorts, Inc.*	1,400	37,548
Wendy’s/Arby’s Group, Inc., Class A	12,750	51,000
WMS Industries, Inc.*	750	23,633
Wyndham Worldwide Corp.	2,760	33,451
Wynn Resorts Ltd.*	3,200	112,960
Yum! Brands, Inc.	16,300	543,442
		5,761,943
Household Durables — 0.5%
American Greetings Corp., Class A	1,700	19,856
Black & Decker Corp.	1,900	54,454
Blyth, Inc.	375	12,296
Cavco Industries, Inc.*	100	2,533
Centex Corp.	2,100	17,766
DR Horton, Inc.	9,300	87,048
Ethan Allen Interiors, Inc.	800	8,288
Fortune Brands, Inc.	4,500	156,330
Furniture Brands International, Inc.	1,000	3,030
Garmin Ltd.	4,000	95,280
Harman International Industries, Inc.	1,900	35,720
Jarden Corp.*	2,655	49,781
KB Home	2,200	30,096
Leggett & Platt, Inc.	5,800	88,334
Lennar Corp., Class B	800	6,080
Lennar Corp., Class A	2,600	25,194
M.D.C. Holdings, Inc.	1,057	31,827
Mohawk Industries, Inc.*	1,843	65,758
Newell Rubbermaid, Inc.	8,200	85,362
NVR, Inc.*	100	50,239
Pulte Homes, Inc.	5,700	50,331
Russ Berrie & Co., Inc.*	400	1,564
Ryland Group, Inc.	1,200	20,112
Snap-On, Inc.	2,000	57,480
Stanley Works	2,200	74,448
Tempur-Pedic International, Inc.	1,500	19,605
Toll Brothers, Inc.*	4,500	76,365
Tupperware Brands Corp.	1,700	44,234
Whirlpool Corp.	1,867	79,460
		1,348,871
Household Products — 2.2%
Central Garden and Pet Co.*	200	2,198
Central Garden and Pet Co., Class A*	400	3,940
Church & Dwight Co., Inc.	2,500	135,775
Clorox Co.	6,100	340,563
Colgate-Palmolive Co.	20,500	1,450,170
Energizer Holdings, Inc.*	1,700	88,808
Kimberly-Clark Corp.	15,900	833,637
Procter & Gamble Co.	71,605	3,659,016
		6,514,107
Independent Power Producers & Energy Traders — 0.3%
Calpine Corp.*	8,894	99,168
Constellation Energy Group, Inc.	4,900	130,242
Mirant Corp.*	3,600	56,664
NRG Energy, Inc.*	9,700	251,812
Ormat Technologies, Inc.	1,200	48,372
Reliant Energy, Inc.*	7,744	38,798
The AES Corp.*	16,800	195,048
		820,104
Industrial Conglomerates — 1.6%
3M Co.	20,200	1,214,020
Carlisle Cos, Inc.	1,200	28,848
General Electric Co.	285,499	3,346,048
McDermott International, Inc.*	5,500	111,705
Otter Tail Corp.	600	13,104
Textron, Inc.	4,200	40,572
Tredegar Corp.	400	5,328
		4,759,625

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance — 2.7%
Aflac, Inc.	13,800	$429,042
Allied World Assurance Co.,
Holdings Ltd.	1,000	40,830
Allstate Corp.	15,700	383,080
American Equity Investment Life
Holding Co.	1,800	10,044
American Financial Group, Inc.	3,900	84,162
American National Insurance Co.	400	30,232
Amtrust Financial Services, Inc.	1,389	15,835
AON Corp.	12,100	458,227
Arch Capital Group Ltd.*	1,400	82,012
Argo Group International Holdings Ltd.*	648	18,286
Arthur J Gallagher & Co.	3,200	68,288
Aspen Insurance Holdings Ltd.	2,100	46,914
Assurant, Inc.	3,400	81,906
Assured Guaranty Ltd.	2,000	24,760
Axis Capital Holdings Ltd.	3,400	89,012
Brown & Brown, Inc.	4,700	93,671
Chubb Corp.	15,700	626,116
Cincinnati Financial Corp.	5,214	116,533
CNA Financial Corp.	7,300	112,931
CNA Surety Corp.*	900	12,141
Delphi Financial Group, Inc., Class S	1,675	32,545
Employers Holdings, Inc.	783	10,610
Endurance Specialty Holdings Ltd.	1,200	35,160
Erie Indemnity Co., Class A	1,400	50,064
Everest Re Group Ltd.	1,400	100,198
FBL Financial Group, Inc., Class A	200	1,652
Fidelity National Title Group Inc., Class A	7,004	94,764
Flagstone Reinsurance Holdings Ltd.	300	3,090
Genworth Financial, Inc., Class A	9,300	65,007
Hanover Insurance Group, Inc.	1,100	41,921
Harleysville Group, Inc.	600	16,932
Hartford Financial Services Group, Inc.	7,200	85,464
HCC Insurance Holdings, Inc.	4,500	108,045
Hilltop Holdings, Inc.*	1,260	14,956
Horace Mann Educators Corp.	1,700	16,949
Infinity Property & Casualty Corp.	400	14,584
IPC Holdings Ltd.	1,200	32,808
Lincoln National Corp.	8,033	138,248
Loews Corp.	12,900	353,460
Markel Corp.*	100	28,170
Marsh & McLennan Cos, Inc.	15,200	305,976
MBIA, Inc.*	3,900	16,887
Mercury General Corp.	1,800	60,174
MetLife, Inc.	21,637	649,326
Montpelier Re Holdings Ltd.	2,200	29,238
Navigators Group, Inc.*	100	4,443
Odyssey Re Holdings Corp.	2,300	91,954
Old Republic International Corp.	5,500	54,175
PartnerRe Ltd.	1,200	77,940
Platinum Underwriters Holdings Ltd.	300	8,577
Principal Financial Group, Inc.	5,800	109,272
ProAssurance Corp.*	1,100	50,831
Protective Life Corp.	1,000	11,440
Prudential Financial, Inc.	12,800	476,416
Reinsurance Group of America, Inc.	2,881	100,576
RenaissanceRe Holdings Ltd.	1,400	65,156
RLI Corp.	500	22,400
Selective Insurance Group	1,000	12,770
StanCorp Financial Group, Inc.	1,400	40,152
State Auto Financial Corp.	1,600	28,000
Stewart Information Services Corp.	300	4,275
The First American Corp.	3,300	85,503
The Progressive Corp.*	19,600	296,156
The Travelers Companies, Inc.	23,741	974,331
Torchmark Corp.	2,400	88,896
Tower Group, Inc.	1,000	24,780
Transatlantic Holdings, Inc.	1,500	64,995
Unitrin, Inc.	1,200	14,424
UnumProvident Corp.	9,580	151,939
Validus Holdings Ltd.	1,400	30,772
WR Berkley Corp.	6,505	139,662
Zenith National Insurance Corp.	1,200	26,088
		8,186,173
Internet & Catalog Retail — 0.5%
Amazon.com, Inc.*	12,900	1,079,214
Expedia, Inc.*	3,928	59,352
Liberty Media Corp. - Interactive, Class A*	11,039	55,305
NetFlix, Inc.*	1,800	74,412
NutriSystem, Inc.	1,000	14,500
Priceline.com, Inc.*	1,300	145,015
Ticketmaster Entertainment, Inc.*	2,031	13,039
		1,440,837
Internet Software & Services — 1.4%
Akamai Technologies, Inc.*	6,254	119,952
Digital River, Inc.*	1,400	50,848
Earthlink, Inc.*	4,500	33,345
eBay, Inc.*	33,400	572,142
Equinix, Inc.*	200	14,548
Google, Inc., Class A*	6,200	2,613,858
GSI Commerce, Inc.*	900	12,825
IAC/InterActiveCorp*	3,453	55,421
j2 Global Communications, Inc.*	1,500	33,840
Omniture, Inc.*	1,900	23,864
RealNetworks, Inc.*	2,500	7,475
United Online, Inc.	2,150	13,996
Valueclick, Inc.*	3,400	35,768
VeriSign, Inc.*	6,100	112,728
VistaPrint Ltd.*	1,000	42,650
Yahoo!, Inc.*	33,300	521,478
		4,264,738
IT Services — 1.4%
Accenture Ltd.	13,500	451,710
Acxiom Corp.	900	7,947
Affiliated Computer Services, Inc.,
Class A*	3,200	142,144
Alliance Data Systems Corp.*	2,100	86,499
Amdocs Ltd.*	5,030	107,893
Automatic Data Processing, Inc.	14,000	496,160
Broadridge Financial Solutions, Inc.	4,875	80,828

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services (Continued)
CACI International, Inc., Class A*	600	$25,626
Cognizant Technology Solutions Corp.,
Class A*	8,500	226,950
Computer Sciences Corp.*	5,500	243,650
Convergys Corp.*	3,200	29,696
CSG Systems International, Inc.*	1,800	23,832
Cybersource Corp.*	1,700	26,010
DST Systems, Inc.*	2,000	73,900
Euronet Worldwide, Inc.*	200	3,878
Fidelity National Information Services, Inc.	7,678	153,253
Fiserv, Inc.*	4,650	212,505
Gartner, Inc., Class A*	4,600	70,196
Global Payments, Inc.	2,480	92,901
Hewitt Associates, Inc., Class A*	2,080	61,942
Lender Processing Services, Inc.	4,139	114,940
Mastercard, Inc., Class A	2,800	468,468
MAXIMUS, Inc.	400	16,500
Metavante Technologies, Inc.*	3,200	82,752
NeuStar, Inc., Class A*	2,700	59,832
Paychex, Inc.	10,550	265,860
Perot Systems Corp., Class A*	4,500	64,485
SAIC, Inc.*	4,500	83,475
Sapient Corp.*	4,000	25,160
SRA International, Inc., Class A*	1,400	24,584
Syntel, Inc.	1,400	44,016
TeleTech Holdings, Inc.*	1,900	28,785
The Western Union Co.	21,308	349,451
Total System Services, Inc.	7,328	98,122
		4,343,950
Leisure Equipment & Products — 0.1%
Brunswick Corp.	1,600	6,912
Callaway Golf Co.	1,300	6,591
Eastman Kodak Co.	7,500	22,200
Hasbro, Inc.	4,100	99,384
Mattel, Inc.	11,000	176,550
Polaris Industries, Inc.	1,000	32,120
Pool Corp.	1,200	19,872
		363,629
Life Sciences Tools & Services — 0.6%
Affymetrix, Inc.*	2,700	16,011
Bruker Corp.*	5,500	50,930
Charles River Laboratories
International, Inc.*	1,588	53,595
Covance, Inc.*	2,000	98,400
Dionex Corp.*	600	36,618
Exelixis, Inc.*	3,800	18,506
Illumina, Inc.*	3,400	132,396
Life Technologies Corp.*	5,123	213,731
Luminex Corp.*	1,200	22,248
Millipore Corp.*	1,700	119,357
Parexel International Corp.*	2,400	34,512
PerkinElmer, Inc.	4,500	78,300
Pharmaceutical Product
Development, Inc.	3,500	81,270
Sequenom, Inc.*	1,600	6,256
Techne Corp.	1,300	82,953
Thermo Fisher Scientific, Inc.*	12,323	502,409
Varian, Inc.*	1,000	39,430
Waters Corp.*	2,800	144,116
		1,731,038
Machinery — 1.8%
Actuant Corp., Class A	1,500	18,300
AGCO Corp.*	3,100	90,117
Albany International Corp., Class A	400	4,552
Barnes Group, Inc.	1,900	22,591
Briggs & Stratton Corp.	2,100	28,014
Bucyrus International, Inc.	1,700	48,552
Caterpillar, Inc.	17,800	588,112
CLARCOR, Inc.	1,800	52,542
Crane Co.	1,300	29,003
Cummins, Inc.	3,700	130,277
Danaher Corp.	9,200	568,008
Deere & Co.	13,000	519,350
Donaldson Co., Inc.	2,400	83,136
Dover Corp.	5,600	185,304
Eaton Corp.	4,900	218,589
ESCO Technologies, Inc.*	800	35,840
Federal Signal Corp.	900	6,885
Flowserve Corp.	1,800	125,658
Gardner Denver, Inc.*	1,900	47,823
Graco, Inc.	1,550	34,131
Harsco Corp.	2,000	56,600
IDEX Corp.	3,000	73,710
Illinois Tool Works, Inc.	15,000	560,100
Ingersoll Rand Plc	7,700	160,930
John Bean Technologies Corp.	1,080	13,522
Joy Global, Inc.	2,900	103,588
Kaydon Corp.	900	29,304
Kennametal, Inc.	1,900	36,442
Lincoln Electric Holdings, Inc.	1,300	46,852
Manitowoc Co., Inc.	4,400	23,144
Mueller Industries, Inc.	500	10,400
Mueller Water Products, Inc., Class A	661	2,472
Navistar International Corp.*	1,500	65,400
Nordson Corp.	1,000	38,660
Oshkosh Corp.	2,600	37,804
PACCAR, Inc.	10,707	348,084
Pall Corp.	4,200	111,552
Parker Hannifin Corp.	4,950	212,652
Pentair, Inc.	3,700	94,794
Sauer-Danfoss, Inc.	1,500	9,195
SPX Corp.	1,700	83,249
Terex Corp.*	2,600	31,382
Timken Co.	3,000	51,240
Toro Co.	1,000	29,900
Trinity Industries, Inc.	2,400	32,688
Valmont Industries, Inc.	1,000	72,080
Wabash National Corp.	300	210
Wabtec Corp.	2,000	64,340
Watts Water Technologies, Inc., Class A	900	19,386
		5,256,464

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Marine — 0.0%
Alexander & Baldwin, Inc.	900	$21,096
Kirby Corp.*	2,000	63,580
		84,676
Media — 3.0%
Arbitron, Inc.	300	4,767
Ascent Media Corp., Class A*	402	10,685
Cablevision Systems Corp., Class A	7,300	141,693
CBS Corp., Class B	18,851	130,449
CBS Corp., Class A	1,300	9,035
Cinemark Holdings, Inc.	2,400	27,168
Clear Channel Outdoor Holdings, Inc.,
Class A*	500	2,650
Comcast Corp., Class A	56,990	825,785
Comcast Corp., Class A Special	22,350	315,135
Discovery Communications, Inc.,
Class A*	4,020	90,651
Discovery Communications, Inc.,
Class C*	4,020	82,531
DISH Network Corp., Class A*	5,200	84,292
DreamWorks Animation SKG, Inc.,
Class A*	2,400	66,216
Interactive Data Corp.	3,500	80,990
Interpublic Group of Cos, Inc.*	11,400	57,570
John Wiley & Sons, Inc., Class A	1,700	56,525
Journal Communications, Inc., Class A	700	735
Lamar Advertising Co., Class A*	2,400	36,648
Liberty Global, Inc., Series A*	3,795	60,303
Liberty Global, Inc., Series C*	5,373	84,947
Liberty Media Corp. - Capital, Series A*	5,000	67,800
Liberty Media Corp. - Entertainment,
Series A*	30,227	808,572
Live Nation, Inc.*	3,200	15,552
Marvel Entertainment, Inc.*	3,000	106,770
McGraw-Hill Companies, Inc.	9,200	277,012
Mediacom Communications Corp.,
Class A*	2,700	13,797
Meredith Corp.	900	22,995
Morningstar, Inc.*	1,200	49,476
News Corp., Class A	53,544	487,786
News Corp., Class B	23,500	248,395
Omnicom Group, Inc.	9,200	290,536
Primedia, Inc.	1,400	2,814
Regal Entertainment Group, Class A	4,500	59,805
Scholastic Corp.	1,600	31,664
Scripps Networks Interactive, Inc.,
Class A	2,200	61,226
Sinclair Broadcast Group, Inc.,
Class A	1,000	1,940
The DIRECTV Group, Inc.*	46,799	1,156,403
The McClatchy Co., Class A	1,125	562
The New York Times Co., Class A	2,900	15,979
Time Warner Cable, Inc.	16,001	506,752
Time Warner, Inc.	35,600	896,764
Viacom, Inc., Class A*	1,100	26,378
Viacom, Inc., Class B*	12,641	286,951
Walt Disney Co.	55,240	1,288,749
Warner Music Group Corp.*	5,300	31,005
World Wrestling Entertainment, Inc.,
Class A	1,500	18,840
		8,943,298
Metals & Mining — 1.0%
AK Steel Holding Corp.	3,100	59,489
Alcoa, Inc.	9,900	102,267
Allegheny Technologies, Inc.	2,800	97,804
AMCOL International Corp.	900	19,422
Carpenter Technology Corp.	600	12,486
Century Aluminum Co.*	1,349	8,404
Cliffs Natural Resources, Inc.	1,600	39,152
Commercial Metals Co.	4,600	73,738
Compass Minerals International, Inc.	1,000	54,910
Freeport-McMoRan Copper & Gold, Inc.,
Class B	11,318	567,145
Hecla Mining Co.*	4,300	11,524
Newmont Mining Corp.	14,100	576,267
Nucor Corp.	9,500	422,085
Reliance Steel & Aluminum Co.	2,000	76,780
Royal Gold, Inc.	1,500	62,550
Schnitzer Steel Industries, Inc., Class A	700	37,002
Southern Copper Corp.	19,437	397,293
Steel Dynamics, Inc.	5,800	85,434
Stillwater Mining Co.*	3,300	18,843
Titanium Metals Corp.	4,000	36,760
United States Steel Corp.	3,300	117,942
Walter Industries, Inc.	1,400	50,736
Worthington Industries, Inc.	3,000	38,370
		2,966,403
Multi-Utilities — 1.5%
Alliant Energy Corp.	3,400	88,842
Ameren Corp.	6,800	169,252
Avista Corp.	2,100	37,401
Black Hills Corp.	1,000	22,990
Centerpoint Energy, Inc.	10,150	112,462
CH Energy Group, Inc.	300	14,010
CMS Energy Corp.	7,500	90,600
Consolidated Edison, Inc.	10,300	385,426
Dominion Resources, Inc.	20,400	681,768
DTE Energy Co.	6,100	195,200
Integrys Energy Group, Inc.	1,377	41,296
MDU Resources Group, Inc.	6,825	129,470
NiSource, Inc.	7,800	90,948
NorthWestern Corp.	400	9,104
NSTAR	4,300	138,073
OGE Energy Corp.	3,100	87,792
PG&E Corp.	13,200	507,408
PNM Resources, Inc.	2,100	22,491
Public Service Enterprise Group, Inc.	13,400	437,242
SCANA Corp.	3,900	126,633
Sempra Energy	8,500	421,855
TECO Energy, Inc.	5,800	69,194

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multi-Utilities (Continued)
Vectren Corp.	2,700	$63,261
Wisconsin Energy Corp.	4,000	162,840
Xcel Energy, Inc.	15,500	285,355
		4,390,913
Multiline Retail — 0.7%
99 Cents Only Stores*	1,800	24,444
Big Lots, Inc.*	2,300	48,369
Dillard’s, Inc., Class A	2,900	26,680
Dollar Tree, Inc.*	3,700	155,770
Family Dollar Stores, Inc.	5,800	164,140
J.C. Penney Co., Inc.	6,500	186,615
Kohl’s Corp.*	9,000	384,750
Macy’s, Inc.	7,600	89,376
Nordstrom, Inc.	6,300	125,307
Sears Holdings Corp.*	2,389	158,916
Target Corp.	21,900	864,393
		2,228,760
Office Electronics — 0.1%
Xerox Corp.	27,800	180,144
Zebra Technologies Corp., Class A*	1,575	37,265
		217,409
Oil, Gas & Consumable Fuels — 9.6%
Alpha Natural Resources, Inc.*	2,200	57,794
Anadarko Petroleum Corp.	13,800	626,382
Apache Corp.	9,684	698,701
Arch Coal, Inc.	2,800	43,036
Arena Resources, Inc.*	1,100	35,035
Berry Petroleum Co., Class A	1,600	29,744
Bill Barrett Corp.*	1,500	41,190
BPZ Resources, Inc.*	900	4,401
Cabot Oil & Gas Corp.	3,000	91,920
Carrizo Oil & Gas, Inc.*	1,100	18,865
Cheniere Energy, Inc.*	1,200	3,528
Chesapeake Energy Corp.	15,000	297,450
Chevron Corp.	74,610	4,942,913
Cimarex Energy Co.	2,810	79,635
CNX Gas Corp.*	3,600	94,572
Comstock Resources, Inc.*	1,500	49,575
Concho Resources, Inc.*	2,000	57,380
ConocoPhillips	43,931	1,847,738
Consol Energy, Inc.	5,500	186,780
Continental Resources, Inc.*	3,400	94,350
CVR Energy, Inc.*	500	3,665
Delta Petroleum Corp.*	1,900	3,667
Denbury Resources, Inc.*	7,200	106,056
Devon Energy Corp.	12,840	699,780
El Paso Corp.	18,100	167,063
Encore Acquisition Co.*	1,750	53,988
EOG Resources, Inc.	7,200	489,024
EXCO Resources, Inc.*	7,900	102,068
Exxon Mobil Corp.	155,564	10,875,479
Forest Oil Corp.*	2,771	41,343
Foundation Coal Holdings, Inc.	1,500	42,165
Frontier Oil Corp.	2,800	36,708
Goodrich Petroleum Corp.*	1,100	27,049
Hess Corp.	9,700	521,375
Holly Corp.	1,400	25,172
Hugoton Royalty Trust	649	9,372
Marathon Oil Corp.	20,902	629,777
Mariner Energy, Inc.*	2,371	27,859
Massey Energy Co.	3,000	58,620
Murphy Oil Corp.	5,700	309,624
Newfield Exploration Co.*	4,300	140,481
Noble Energy, Inc.	5,168	304,757
Occidental Petroleum Corp.	24,280	1,597,867
Overseas Shipholding Group, Inc.	1,100	37,444
Patriot Coal Corp.*	1,440	9,187
Peabody Energy Corp.	7,800	235,248
Penn Virginia Corp.	800	13,096
PetroHawk Energy Corp.*	6,410	142,943
Pioneer Natural Resources Co.	3,402	86,751
Plains Exploration & Production Co.*	3,117	85,281
Quicksilver Resources, Inc.*	2,200	20,438
Range Resources Corp.	4,700	194,627
Rosetta Resources, Inc.*	500	4,375
SandRidge Energy, Inc.*	3,600	30,672
Southern Union Co.	3,288	60,466
Southwestern Energy Co.*	10,300	400,155
Spectra Energy Corp.	18,778	317,724
St. Mary Land & Exploration Co.	1,700	35,479
Sunoco, Inc.	3,800	88,160
Swift Energy Co.*	900	14,985
Tesoro Corp.	3,000	38,190
USEC, Inc.*	3,300	17,556
Valero Energy Corp.	15,318	258,721
W&T Offshore, Inc.	800	7,792
Western Refining, Inc.*	1,000	7,060
Whiting Petroleum Corp.*	800	28,128
Williams Companies, Inc.	17,400	271,614
XTO Energy, Inc.	17,386	663,102
		28,643,142
Paper & Forest Products — 0.2%
Glatfelter	700	6,230
International Paper Co.	11,925	180,425
Louisiana-Pacific Corp.*	3,600	12,312
MeadWestvaco Corp.	6,540	107,321
Neenah Paper, Inc.	393	3,462
Wausau Paper Corp.	800	5,376
Weyerhaeuser Co.	6,415	195,209
		510,335
Personal Products — 0.2%
Alberto-Culver Co.	3,500	89,005
Avon Products, Inc.	12,300	317,094
Bare Escentuals, Inc.*	2,000	17,740
Chattem, Inc.*	200	13,620
Elizabeth Arden, Inc.*	300	2,619
Estee Lauder Companies, Inc., Class A	3,600	117,612
Herbalife Ltd.	1,400	44,156
NBTY, Inc.*	2,900	81,548

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Personal Products (Continued)
Nu Skin Enterprises, Inc., Class A	2,200	$33,660
Revlon, Inc., Class A*	1,680	9,139
USANA Health Sciences, Inc.*	200	5,946
		732,139
Pharmaceuticals — 6.1%
Abbott Laboratories	61,000	2,869,440
Allergan Inc.	8,600	409,188
Auxilium Pharmaceuticals, Inc.*	1,400	43,932
Bristol-Myers Squibb Co.	65,200	1,324,212
Eli Lilly & Co.	29,800	1,032,272
Endo Pharmaceuticals Holdings, Inc.*	2,809	50,337
Forest Laboratories, Inc.*	8,100	203,391
Impax Laboratories, Inc.*	700	5,152
Johnson & Johnson	80,412	4,567,402
King Pharmaceuticals, Inc.*	6,100	58,743
Medicis Pharmaceutical Corp., Class A	1,000	16,320
Merck & Co., Inc.	69,000	1,929,240
Mylan, Inc.*	7,925	103,421
Perrigo Co.	2,900	80,562
Pfizer, Inc.	151,375	2,270,625
Schering-Plough Corp.	42,300	1,062,576
Sepracor, Inc.*	2,800	48,496
The Medicines Co.*	1,700	14,263
Valeant Pharmaceuticals International*	3,100	79,732
Viropharma, Inc.*	2,800	16,604
Warner Chilcott Ltd.*	4,500	59,175
Watson Pharmaceuticals, Inc.*	3,400	114,546
Wyeth	45,500	2,065,245
		18,424,874
Professional Services — 0.3%
Dun & Bradstreet Corp.	1,800	146,178
Equifax, Inc.	3,989	104,113
FTI Consulting, Inc.*	1,300	65,936
Hudson Highland Group, Inc.*	270	529
IHS, Inc., Class A*	1,600	79,792
Korn/Ferry International*	400	4,256
Manpower, Inc.	2,400	101,616
Monster Worldwide, Inc.*	2,500	29,525
MPS Group, Inc.*	3,900	29,796
Navigant Consulting, Inc.*	1,613	20,840
Resources Connection, Inc.*	1,600	27,472
Robert Half International, Inc.	4,400	103,928
The Corporate Executive Board Co.	500	10,380
TrueBlue, Inc.*	500	4,200
Watson Wyatt Worldwide, Inc., Class A	1,500	56,295
		784,856
Real Estate Management & Development — 0.0%
CB Richard Ellis Group, Inc., Class A*	4,500	42,120
Forest City Enterprises, Inc.	600	3,960
Forestar Group, Inc.*	1,333	15,836
Jones Lang LaSalle, Inc.	600	19,638
The St. Joe Co.*	2,400	63,576
		145,130
Road & Rail — 1.0%
Arkansas Best Corp.	700	18,445
Burlington Northern Santa Fe Corp.	10,000	735,400
Con-way, Inc.	1,500	52,965
CSX Corp.	12,400	429,412
Genesee & Wyoming, Inc., Class A*	1,300	34,463
Heartland Express, Inc.	3,066	45,132
Hertz Global Holdings, Inc.*	4,200	33,558
JB Hunt Transport Services, Inc.	3,500	106,855
Kansas City Southern*	2,700	43,497
Knight Transportation, Inc.	2,625	43,444
Landstar System, Inc.	1,600	57,456
Norfolk Southern Corp.	10,700	403,069
Old Dominion Freight Line, Inc.*	1,450	48,676
Ryder System, Inc.	1,600	44,672
Union Pacific Corp.	14,900	775,694
Werner Enterprises, Inc.	2,700	48,924
YRC Worldwide, Inc.*	2,263	3,915
		2,925,577
Semiconductors & Semiconductor Equipment — 2.4%
Advanced Energy Industries, Inc.*	1,800	16,182
Advanced Micro Devices, Inc.*	14,700	56,889
Altera Corp.	9,200	149,776
Amkor Technology, Inc.*	7,500	35,475
Analog Devices, Inc.	8,800	218,064
Applied Materials, Inc.	39,300	431,121
Applied Micro Circuits Corp.*	1,200	9,756
Atheros Communications, Inc.*	2,000	38,480
Atmel Corp.*	17,500	65,275
ATMI, Inc.*	1,500	23,295
Broadcom Corp., Class A*	12,450	308,635
Brooks Automation, Inc.*	2,500	11,200
Cabot Microelectronics Corp.*	300	8,487
Cree, Inc.*	2,600	76,414
Cymer, Inc.*	500	14,865
Cypress Semiconductor Corp.*	6,100	56,120
Diodes, Inc.*	1,500	23,460
Entegris, Inc.*	5,017	13,646
Exar Corp.*	600	4,314
Fairchild Semiconductor
International, Inc.*	4,600	32,154
FEI Co.*	600	13,740
Formfactor, Inc.*	1,100	18,964
Hittite Microwave Corp.*	1,100	38,225
Integrated Device Technology, Inc.*	4,970	30,019
Intel Corp.	155,700	2,576,835
International Rectifier Corp.*	1,500	22,215
Intersil Corp., Class A	3,500	43,995
Kla-Tencor Corp.	5,200	131,300
Lam Research Corp.*	3,600	93,600
Linear Technology Corp.	6,200	144,770
LSI Corp.*	18,094	82,509
Maxim Integrated Products, Inc.	5,500	86,295
MEMC Electronic Materials, Inc.*	6,600	117,546
Microchip Technology, Inc.	5,350	120,642
Micron Technology, Inc.*	18,301	92,603
Microsemi Corp.*	2,900	40,020

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
MKS Instruments, Inc.*	1,300	$17,147
National Semiconductor Corp.	6,700	84,085
Novellus Systems, Inc.*	2,800	46,760
Nvidia Corp.*	16,800	189,672
ON Semiconductor Corp.*	11,830	81,154
PMC - Sierra, Inc.*	8,400	66,864
Power Integrations, Inc.	400	9,516
Rambus, Inc.*	3,700	57,313
Semtech Corp.*	1,000	15,910
Silicon Laboratories, Inc.*	1,800	68,292
Silicon Storage Technology, Inc.*	1,300	2,431
Skyworks Solutions, Inc.*	4,200	41,076
Teradyne, Inc.*	7,100	48,706
Tessera Technologies, Inc.*	1,600	40,464
Texas Instruments, Inc.	37,800	805,140
TriQuint Semiconductor, Inc.*	5,100	27,081
Varian Semiconductor Equipment
Associates, Inc.*	2,125	50,979
Verigy Ltd.*	4	49
Xilinx, Inc.	8,800	180,048
		7,079,573
Software — 4.4%
ACI Worldwide, Inc.*	900	12,564
Activision Blizzard, Inc.*	37,088	468,421
Adobe Systems, Inc.*	15,508	438,876
Advent Software, Inc.*	400	13,116
ANSYS, Inc.*	3,000	93,480
Ariba, Inc.*	2,300	22,632
Aspen Technology, Inc.*	3,000	25,590
Autodesk, Inc.*	6,500	123,370
Blackboard, Inc.*	1,000	28,860
BMC Software, Inc.*	5,800	195,982
CA, Inc.	15,490	269,991
Cadence Design Systems, Inc.*	5,300	31,270
Citrix Systems, Inc.*	5,900	188,151
Compuware Corp.*	9,700	66,542
Concur Technologies, Inc.*	1,500	46,620
Electronic Arts, Inc.*	8,400	182,448
Factset Research Systems, Inc.	1,050	52,363
Fair Isaac Corp.	750	11,595
Informatica Corp.*	3,100	53,289
Intuit, Inc.*	13,200	371,712
Jack Henry & Associates, Inc.	3,100	64,325
Lawson Software, Inc.*	6,100	34,038
Macrovision Solutions Corp.*	3,817	83,249
Manhattan Associates, Inc.*	300	5,466
McAfee, Inc.*	5,900	248,921
Mentor Graphics Corp.*	3,500	19,145
Micros Systems, Inc.*	3,000	75,960
Microsoft Corp.	231,300	5,498,001
NetSuite, Inc.*	1,200	14,172
Novell, Inc.*	10,700	48,471
Nuance Communications, Inc.*	7,700	93,093
Oracle Corp.	151,160	3,237,847
Parametric Technology Corp.*	3,480	40,681
Progress Software Corp.*	1,300	27,521
Quest Software, Inc.*	3,100	43,214
Red Hat, Inc.*	5,100	102,663
S1 Corp.*	1,300	8,970
Salesforce.com, Inc.*	3,500	133,595
Solera Holdings, Inc.*	1,550	39,370
Sybase, Inc.*	3,100	97,154
Symantec Corp.*	23,821	370,655
Synopsys, Inc.*	4,900	95,599
Take-Two Interactive Software, Inc.	2,150	20,361
THQ, Inc.*	1,850	13,246
TIBCO Software, Inc.*	7,500	53,775
TiVo, Inc.*	2,700	28,296
VMware, Inc.*	2,000	54,540
Websense, Inc.*	1,600	28,544
Wind River Systems, Inc.*	2,300	26,358
		13,304,102
Specialty Retail — 2.3%
Aaron Rents, Inc.	1,500	44,730
Abercrombie & Fitch Co., Class A	2,500	63,475
Advance Auto Parts, Inc.	3,700	153,513
Aeropostale, Inc.*	1,800	61,686
American Eagle Outfitters, Inc.	6,350	89,980
AnnTaylor Stores Corp.*	1,550	12,369
Asbury Automotive Group, Inc.	900	9,216
AutoNation, Inc.*	6,900	119,715
AutoZone, Inc.*	2,000	302,220
Barnes & Noble, Inc.	2,800	57,764
Bebe Stores, Inc.	1,350	9,288
Bed Bath & Beyond, Inc.*	7,600	233,700
Best Buy Co., Inc.	12,125	406,066
Cabela’s, Inc.*	2,100	25,830
Carmax, Inc.*	5,546	81,526
Chico’s FAS, Inc.*	7,000	68,110
The Childrens Place Retail Stores, Inc.*	1,100	29,073
Collective Brands, Inc.*	1,700	24,769
Dick’s Sporting Goods, Inc.*	2,400	41,280
Dress Barn, Inc.*	2,000	28,600
Foot Locker, Inc.	5,700	59,679
GameStop Corp., Class A*	4,988	109,786
Group 1 Automotive, Inc.	400	10,408
Guess?, Inc.	2,800	72,184
Gymboree Corp.*	1,000	35,480
Hibbett Sports, Inc.*	1,100	19,800
Home Depot, Inc.	47,600	1,124,788
J Crew Group, Inc.*	1,300	35,126
Jo-Ann Stores, Inc.*	200	4,134
Lowe’s Cos, Inc.	42,600	826,866
Ltd. Brands, Inc.	9,380	112,279
Men’s Wearhouse, Inc.	1,750	33,565
O’Reilly Automotive, Inc.*	3,600	137,088
Office Depot, Inc.*	10,500	47,880
Penske Auto Group, Inc.	3,200	53,248
PetSmart, Inc.	3,900	83,694
RadioShack Corp.	3,300	46,068

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Rent-A-Center, Inc.*	1,700	$30,311
Ross Stores, Inc.	4,900	189,140
Sally Beauty Holdings, Inc.*	6,300	40,068
Signet Jewelers Ltd.	600	12,492
Stage Stores, Inc.	1,720	19,092
Staples, Inc.	21,150	426,595
Systemax, Inc.*	1,300	15,483
The Buckle, Inc.	1,800	57,186
The Cato Corp., Class A	300	5,232
The Gap, Inc.	20,900	342,760
The Sherwin Williams Co.	4,700	252,625
Tiffany & Co.	3,600	91,296
TJX Cos, Inc.	12,300	386,958
Tractor Supply Co.*	1,400	57,848
Urban Outfitters, Inc.*	4,800	100,176
Williams-Sonoma, Inc.	4,100	48,667
		6,750,912
Textiles, Apparel & Luxury Goods — 0.5%
Carter’s, Inc.*	2,000	49,220
Coach, Inc.	9,500	255,360
Columbia Sportswear Co.	700	21,644
Fossil, Inc.*	2,600	62,608
Hanesbrands, Inc.*	2,101	31,536
Iconix Brand Group, Inc.*	1,200	18,456
Jones Apparel Group, Inc.	1,700	18,241
K-Swiss, Inc., Class A	400	3,400
NIKE, Inc., Class B	11,500	595,470
Phillips-Van Heusen Corp.	1,400	40,166
Polo Ralph Lauren Corp.	1,500	80,310
Quiksilver, Inc.*	4,600	8,510
The Timberland Co., Class A*	1,000	13,270
The Warnaco Group, Inc.*	1,400	45,360
Under Armour, Inc., Class A*	1,100	24,618
VF Corp.	3,300	182,655
Wolverine World Wide, Inc.	2,200	48,532
		1,499,356
Thrifts & Mortgage Finance — 0.3%
Astoria Financial Corp.	3,700	31,746
Beneficial Mutual Bancorp, Inc.*	2,000	19,200
Brookline Bancorp, Inc.	1,500	13,980
Capitol Federal Financial	2,500	95,825
Dime Community Bancshares	600	5,466
First Niagara Financial Group, Inc.	5,600	63,952
Hudson City Bancorp, Inc.	15,107	200,772
Kearny Financial Corp.	1,486	17,000
New York Community Bancorp, Inc.	10,665	114,009
NewAlliance Bancshares, Inc.	3,600	41,400
Northwest Bancorp, Inc.	1,900	35,834
Ocwen Financial Corp.*	1,500	19,455
Oritani Financial Corp.*	807	11,064
People’s United Financial, Inc.	10,710	161,078
Provident Financial Services, Inc.	2,300	20,930
Radian Group, Inc.	2,400	6,528
TFS Financial Corp.	6,895	73,225
Trustco Bank Corp.	2,380	14,066
Washington Federal, Inc.	2,947	38,311
		983,841
Tobacco — 1.5%
Altria Group, Inc.	73,700	1,207,943
Lorillard, Inc.	4,700	318,519
Philip Morris International, Inc.	58,500	2,551,770
Reynolds American, Inc.	9,600	370,752
Universal Corp.	800	26,488
Vector Group Ltd.	1,667	23,821
		4,499,293
Trading Companies & Distributors — 0.2%
Applied Industrial Technologies, Inc.	1,675	32,998
Fastenal Co.	4,500	149,265
GATX Corp.	1,700	43,724
MSC Industrial Direct Co., Class A	1,400	49,672
RSC Holdings, Inc.*	700	4,704
United Rentals, Inc.*	3,200	20,768
Watsco, Inc.	800	39,144
WESCO International, Inc.*	1,500	37,560
WW Grainger, Inc.	2,500	204,700
		582,535
Water Utilities — 0.0%
Aqua America, Inc.	4,034	72,209

Wireless Telecommunication Services — 0.4%
American Tower Corp., Class A*	12,200	384,666
Centennial Communications Corp.,
Class A*	3,600	30,096
Crown Castle International Corp.*	7,717	185,362
Leap Wireless International, Inc.*	2,200	72,446
MetroPCS Communications, Inc.*	8,400	111,804
NII Holdings, Inc.*	3,400	64,838
SBA Communications Corp., Class A*	3,400	83,436
Sprint Nextel Corp.*	48,600	233,766
Syniverse Holdings, Inc.*	700	11,221
Telephone & Data Systems, Inc.	1,800	50,940
Telephone & Data Systems, Inc.,
Special Shares	1,400	36,344
United States Cellular Corp.*	1,300	49,985
		1,314,904
TOTAL COMMON STOCKS
(Identified Cost $272,350,741)		288,083,445

RIGHTS & WARRANTS — 0.0%
Hotels, Restaurants & Leisure — 0.0%
Krispy Kreme Doughnuts, Inc.,
expires 3/2/2012*	73	3
TOTAL RIGHTS & WARRANTS
(Identified Cost $0)		3

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
MUTUAL FUNDS — 3.9%
Other — 3.9%
DFA U.S. MicroCap Portfolio	1,352,444	$11,712,165
TOTAL MUTUAL FUNDS
(Identified Cost $16,192,520)		11,712,165

SHORT-TERM INVESTMENTS — 0.1%
Other — 0.1%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	175,002	175,002
		175,003
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $175,003)		175,003

Total Investments — 100.1%
(Identified Cost $288,718,264)#		299,970,616
Liabilities, Less Cash and Other Assets — (0.1%)		(259,850)
Net Assets — 100.0%		$299,710,766

†	See Note 1.
*	Non-income producing security.
#	At June 30, 2009 the aggregate cost of investment securities for income tax purposes was $288,763,312. Net unrealized appreciation aggregated $11,207,304 of which $55,668,551 related to appreciated investment securities and $44,461,247 related to depreciated investment securities.

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009

	SHARES	VALUE†
COMMON STOCKS — 99.5%
Aerospace & Defense — 1.2%
Northrop Grumman Corp.	55,064	$2,515,323
Air Freight & Logistics — 0.8%
FedEx Corp.	29,523	1,642,069
Airlines — 0.4%
Southwest Airlines Co.	124,600	838,558
Auto Components — 0.5%
Johnson Controls, Inc.	42,938	932,613
Beverages — 1.0%
Constellation Brands, Inc., Class A*	27,834	352,935
Molson Coors Brewing Co., Class B	26,600	1,125,978
PepsiAmericas, Inc.	17,600	471,856
		1,950,769
Building Products — 0.2%
Masco Corp.	49,041	469,813
Capital Markets — 5.3%
Ameriprise Financial, Inc.	9,333	226,512
Bank of New York Mellon Corp.	85,002	2,491,409
BlackRock, Inc.	3,212	563,449
Invesco Ltd.	25,530	454,945
Legg Mason, Inc.	13,100	319,378
Morgan Stanley	139,909	3,988,805
Raymond James Financial, Inc.	1,113	19,155
The Goldman Sachs Group, Inc.	16,880	2,488,787
		10,552,440
Chemicals — 1.1%
Ashland, Inc.	3,500	98,175
Dow Chemical Co.	126,417	2,040,370
Valspar Corp.	3,400	76,602
		2,215,147
Commercial Banks — 2.0%
Associated Banc-Corp.	12,900	161,250
BB&T Corp.	16,686	366,758
Comerica, Inc.	22,529	476,488
Fifth Third Bancorp	42,100	298,910
First Horizon National Corp.*	14,356	172,273
KeyCorp	33,500	175,540
M&T Bank Corp.	13,754	700,491
PNC Financial Services Group, Inc.	29,078	1,128,517
Regions Financial Corp.	9,335	37,714
SunTrust Banks, Inc.	33,360	548,772
		4,066,713
Commercial Services & Supplies — 0.4%
R.R. Donnelley & Sons Co.	31,877	370,411
Republic Services, Inc.	15,537	379,258
		749,669
Communications Equipment — 1.0%
Motorola, Inc.	299,152	1,983,378
Tellabs, Inc.*	20,800	119,184
		2,102,562
Computers & Peripherals — 0.1%
SanDisk Corp.*	16,900	248,261

Construction & Engineering — 0.4%
KBR, Inc.	11,738	216,449
URS Corp.*	10,779	533,776
		750,225
Consumer Finance — 0.9%
Capital One Financial Corp.	54,263	1,187,275
Discover Financial Services	58,934	605,252
		1,792,527
Diversified Financial Services — 9.0%
Bank of America Corp.	503,012	6,639,758
Citigroup, Inc.	138,218	410,508
CME Group, Inc.	5,741	1,786,083
J.P. Morgan Chase & Co.	235,238	8,023,968
NYSE Euronext	36,217	986,913
The NASDAQ OMX Group, Inc.*	6,200	132,122
		17,979,352
Diversified Telecommunication Services — 3.5%
AT&T, Inc.	261,382	6,492,729
CenturyTel, Inc.	15,900	488,130
Verizon Communications, Inc.	35	1,075
		6,981,934
Electronic Equipment, Instruments & Components — 1.2%
Arrow Electronics, Inc.*	20,100	426,924
Avnet, Inc.*	25,300	532,059
AVX Corp.	1,642	16,305
Ingram Micro, Inc., Class A*	27,460	480,550
Tyco Electronics Ltd.	49,220	915,000
		2,370,838
Energy Equipment & Services — 1.8%
BJ Services Co.	10,100	137,663
ENSCO International, Inc.	16,200	564,894
Helmerich & Payne, Inc.	14,667	452,770
Nabors Industries Ltd.*	14,785	230,350
National Oilwell Varco, Inc.*	22,100	721,786
Patterson-UTI Energy, Inc.	8,400	108,024
Pride International, Inc.*	14,307	358,534
Rowan Cos, Inc.	11,000	212,520
Smith International, Inc.	21,293	548,295
Tidewater, Inc.	8,682	372,197
		3,707,033
Food & Staples Retailing — 2.9%
CVS Caremark Corp.	146,837	4,679,695
Safeway, Inc.	33,582	684,065
SUPERVALU, Inc.	32,652	422,844
		5,786,604
Food Products — 2.7%
Archer-Daniels-Midland Co.	52,896	1,416,026
Bunge Ltd.	5,490	330,773
Corn Products International, Inc.	12,700	340,233
Kraft Foods, Inc., Class A	73,892	1,872,423

See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food Products (Continued)
Ralcorp Holdings, Inc.*	1,800	$109,656
The J.M. Smucker Co.	14,500	705,570
Tyson Foods, Inc., Class A	52,207	658,330
		5,433,011
Gas Utilities — 0.1%
Questar Corp.	5,676	176,296

Health Care Equipment & Supplies — 0.8%
Boston Scientific Corp.*	96,935	982,921
Hologic, Inc.*	19,276	274,298
Inverness Medical Innovations, Inc.*	5,809	206,684
Teleflex, Inc.	1,500	67,245
		1,531,148
Health Care Providers & Services — 3.2%
Aetna, Inc.	33,775	846,064
Cardinal Health, Inc.	10,113	308,952
Community Health Systems, Inc.*	11,486	290,022
Coventry Health Care, Inc.*	9,048	169,288
Humana, Inc.*	12,500	403,250
Omnicare, Inc.	15,700	404,432
WellPoint, Inc.*	79,807	4,061,378
		6,483,386
Hotels, Restaurants & Leisure — 1.3%
Carnival Corp.	82,444	2,124,582
Royal Caribbean Cruises Ltd.	15,200	205,808
Wendy’s/Arby’s Group, Inc., Class A	25,700	102,800
Wyndham Worldwide Corp.	8,646	104,789
		2,537,979
Household Durables — 1.2%
DR Horton, Inc.	13,800	129,168
Fortune Brands, Inc.	22,167	770,082
Leggett & Platt, Inc.	19,573	298,097
Mohawk Industries, Inc.*	11,600	413,888
Toll Brothers, Inc.*	26,700	453,099
Whirlpool Corp.	9,240	393,254
		2,457,588
Independent Power Producers & Energy Traders — 0.3%
Calpine Corp.*	20,377	227,204
Mirant Corp.*	5,600	88,144
Reliant Energy, Inc.*	24,547	122,980
The AES Corp.*	20,990	243,694
		682,022
Industrial Conglomerates — 3.3%
General Electric Co.	552,700	6,477,644
Tyco International Ltd.	9,246	240,211
		6,717,855
Insurance — 13.6%
Alleghany Corp.*	1,541	417,611
Allstate Corp.	90,300	2,203,320
American Financial Group, Inc.	19,642	423,874
American National Insurance Co.	4,492	339,505
Arch Capital Group Ltd.*	1,500	87,870
Aspen Insurance Holdings Ltd.	6,281	140,318
Assurant, Inc.	7,700	185,493
Axis Capital Holdings Ltd.	8,463	221,561
Chubb Corp.	57,000	2,273,160
Cincinnati Financial Corp.	28,156	629,287
CNA Financial Corp.	45,652	706,237
Everest Re Group Ltd.	4,841	346,470
Fidelity National Title Group, Inc.,
Class A	37,567	508,282
Genworth Financial, Inc., Class A	26,600	185,934
Hanover Insurance Group, Inc.	8,904	339,331
Hartford Financial Services
Group, Inc.	47,800	567,386
HCC Insurance Holdings, Inc.	14,368	344,976
Lincoln National Corp.	43,200	743,472
Loews Corp.	73,279	2,007,845
Markel Corp.*	709	199,725
Mercury General Corp.	3,750	125,363
MetLife, Inc.	134,483	4,035,835
Odyssey Re Holdings Corp.	10,600	423,788
Old Republic International Corp.	41,075	404,589
PartnerRe Ltd.	2,200	142,890
Prudential Financial, Inc.	71,500	2,661,230
Reinsurance Group of America, Inc.	12,042	420,386
RenaissanceRe Holdings Ltd.	2,200	102,388
The First American Corp.	16,300	422,333
The Travelers Companies, Inc.	96,085	3,943,328
Transatlantic Holdings, Inc.	8,500	368,305
UnumProvident Corp.	50,856	806,576
Wesco Financial Corp.	1,285	373,935
White Mountains Insurance
Group Ltd.	486	111,250
		27,213,853
Internet & Catalog Retail — 0.5%
Expedia, Inc.*	39,649	599,097
Liberty Media Corp. - Interactive,
Class A*	95,637	479,141
		1,078,238
Internet Software & Services — 0.2%
IAC/InterActiveCorp*	22,434	360,066
IT Services — 0.9%
Computer Sciences Corp.*	26,461	1,172,222
Fidelity National Information
Services, Inc.	27,225	543,411
		1,715,633
Life Sciences Tools & Services — 0.6%
PerkinElmer, Inc.	15,902	276,695
Thermo Fisher Scientific, Inc.*	22,500	917,325
		1,194,020
Machinery — 0.6%
AGCO Corp.*	1,504	43,721
Eaton Corp.	8,494	378,917
Ingersoll Rand Plc	23,600	493,240

See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Pentair, Inc.	10,469	$268,216
SPX Corp.	1,500	73,455
		1,257,549
Media — 11.6%
CBS Corp., Class B	105,295	728,641
CBS Corp., Class A	8,700	60,465
Comcast Corp., Class A	349,123	5,058,792
Comcast Corp., Class A Special	102,750	1,448,775
Discovery Communications, Inc.,
Class A*	22,150	499,482
Discovery Communications, Inc.,
Class C*	22,150	454,740
Liberty Global, Inc., Series A*	18,605	295,633
Liberty Global, Inc., Series C*	22,375	353,749
Liberty Media Corp. - Entertainment,
Series A*	85,352	2,283,166
News Corp., Class A	136,108	1,239,944
News Corp., Class B	62,126	656,672
The Washington Post Co.	774	272,587
Time Warner Cable, Inc.	61,459	1,946,407
Time Warner, Inc.	187,666	4,727,307
Walt Disney Co.	135,782	3,167,794
		23,194,154
Metals & Mining — 0.9%
Alcoa, Inc.	122,242	1,262,760
Reliance Steel & Aluminum Co.	9,200	353,188
United States Steel Corp.	7,800	278,772
		1,894,720
Multiline Retail — 1.4%
J.C. Penney Co., Inc.	26,756	768,165
Macy’s, Inc.	70,866	833,384
Sears Holdings Corp.*	17,196	1,143,878
		2,745,427
Office Electronics — 0.4%
Xerox Corp.	120,471	780,652

Oil, Gas & Consumable Fuels — 11.6%
Anadarko Petroleum Corp.	77,464	3,516,091
Apache Corp.	42,846	3,091,339
Cabot Oil & Gas Corp.	8,100	248,184
Chesapeake Energy Corp.	89,349	1,771,791
Cimarex Energy Co.	12,300	348,582
ConocoPhillips	160,774	6,762,154
Marathon Oil Corp.	99,413	2,995,314
Newfield Exploration Co.*	12,523	409,126
Noble Energy, Inc.	12,000	707,640
Pioneer Natural Resources Co.	19,476	496,638
Plains Exploration & Production Co.*	7,797	213,326
Sunoco, Inc.	4,700	109,040
Tesoro Corp.	10,200	129,846
Valero Energy Corp.	49,048	828,421
Whiting Petroleum Corp.*	3,588	126,154
XTO Energy, Inc.	41,600	1,586,624
		23,340,270
Paper & Forest Products — 1.2%
International Paper Co.	56,929	861,336
MeadWestvaco Corp.	28,813	472,821
Weyerhaeuser Co.	35,624	1,084,038
		2,418,195
Pharmaceuticals — 0.5%
King Pharmaceuticals, Inc.*	41,500	399,645
Watson Pharmaceuticals, Inc.*	18,300	616,527
		1,016,172
Road & Rail — 6.7%
Burlington Northern Santa Fe Corp.	55,800	4,103,532
CSX Corp.	67,705	2,344,624
Hertz Global Holdings, Inc.*	18,447	147,392
Kansas City Southern*	1,390	22,393
Norfolk Southern Corp.	63,500	2,392,045
Ryder System, Inc.	9,500	265,240
Union Pacific Corp.	82,200	4,279,332
		13,554,558
Semiconductors & Semiconductor Equipment — 0.3%
Micron Technology, Inc.*	133,000	672,980

Software — 0.3%
Activision Blizzard, Inc.*	35,511	448,504
Macrovision Solutions Corp.*	2,900	63,249
		511,753
Specialty Retail — 0.2%
Abercrombie & Fitch Co., Class A	7,006	177,882
AutoNation, Inc.*	8,500	147,475
		325,357
Thrifts & Mortgage Finance — 0.3%
New York Community Bancorp, Inc.	58,100	621,089

Wireless Telecommunication Services — 1.1%
Sprint Nextel Corp.*	294,806	1,418,017
Telephone & Data Systems, Inc.	8,400	237,720
Telephone & Data Systems, Inc.,
Special Shares	9,400	244,024
United States Cellular Corp.*	6,900	265,305
		2,165,066
TOTAL COMMON STOCKS
(Identified Cost $238,351,677)		199,731,487

See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.5%
Other — 0.5%
SSgA Government Money
Market Fund	1	$1
SSgA Money Market Fund	992,002	992,002
		992,003
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $992,003)		992,003

Total Investments — 100.0%
(Identified Cost $239,343,680)#		200,723,490
Liabilities, Less Cash and Other Assets — 0.0%		(28,112)
Net Assets — 100.0%		$200,695,378

†	See Note 1.
*	Non-income producing security.
#	At June 30, 2009 the aggregate cost of investment securities for income tax purposes was $239,343,687. Net unrealized depreciation aggregated $38,620,197 of which $22,998,761 related to appreciated investment securities and $61,618,958 related to depreciated investment securities.

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009

	SHARES	VALUE†
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.9%
AAR Corp.*	9,000	$144,450
Aerovironment, Inc.*	2,600	80,236
American Science & Engineering,
Inc.(a)	2,000	138,240
Applied Signal Technology, Inc.	3,400	86,734
Argon ST, Inc.*	7,700	158,389
Arotech Corp.(a)*	2,757	4,852
Axsys Technologies, Inc.(a)*	2,200	118,008
BE Aerospace, Inc.*	7,100	101,956
Ceradyne, Inc.*	5,525	97,572
CPI Aerostructures, Inc.*	1,342	9,260
Cubic Corp.	6,700	239,793
Curtiss-Wright Corp.	7,275	216,286
Ducommun, Inc.	2,055	38,613
DynCorp International, Inc., Class A*	7,400	124,246
Esterline Technologies Corp.*	6,500	175,955
GenCorp, Inc.*	13,000	24,830
HEICO Corp.(a)	2,339	84,812
HEICO Corp., Class A	3,120	91,291
Herley Industries, Inc.(a)*	2,700	29,619
Hexcel Corp.*	15,900	151,527
HI Shear Technology Corp.(a)	1,500	12,300
Innovative Solutions & Support, Inc.	4,950	22,127
Kratos Defense & Security
Solutions, Inc.*	21,599	19,223
Ladish Co., Inc.*	2,600	33,722
LMI Aerospace, Inc.*	2,400	24,288
Moog, Inc., Class A*	6,900	178,089
Orbital Sciences Corp.*	13,200	200,244
Sparton Corp.*	500	1,450
Stanley, Inc.(a)*	3,290	108,175
Sypris Solutions, Inc.	4,000	4,840
Taser International, Inc.*	14,900	67,944
Teledyne Technologies, Inc.*	8,099	265,242
The Allied Defense Group, Inc.*	1,000	4,400
Triumph Group, Inc.(a)	3,700	148,000
		3,206,713
Air Freight & Logistics — 0.3%
Atlas Air Worldwide Holdings, Inc.*	4,900	113,631
Dynamex, Inc.*	2,200	33,858
Forward Air Corp.(a)	6,430	137,088
HUB Group, Inc., Class A*	8,300	171,312
Pacer International, Inc.	4,200	9,366
Park-Ohio Holdings Corp.*	3,058	10,458
UTi Worldwide, Inc.*	8,000	91,200
		566,913
Airlines — 0.6%
Airtran Holdings, Inc.(a)*	28,350	175,486
Alaska Air Group, Inc.*	9,700	177,122
Allegiant Travel Co.(a)*	2,600	103,064
ATA Holdings Corp.(b),(c)	600	—
ExpressJet Holdings, Inc.*	1,300	1,794
Hawaiian Holdings, Inc.*	11,300	68,026
JetBlue Airways Corp.(a)*	28,210	120,457
Pinnacle Airlines Corp.(a)*	5,350	15,034
Republic Airways Holdings, Inc.*	9,900	64,647
Skywest, Inc.	14,100	143,820
UAL Corp.(a)*	15,600	49,764
US Airways Group, Inc.(a)*	15,950	38,758
		957,972
Auto Components — 0.9%
American Axle & Manufacturing
Holdings, Inc.(a)	12,200	41,968
Amerigon, Inc.(a)*	5,000	30,500
ArvinMeritor, Inc.(a)	16,600	72,874
Cooper Tire & Rubber Co.	13,300	131,936
Dorman Products, Inc.*	3,350	46,331
Drew Industries, Inc.(a)*	4,800	58,416
Enova Systems, Inc.*	2,300	1,610
Exide Technologies*	17,000	63,410
Federal Mogul Corp.(a)*	10,900	103,005
Fuel Systems Solutions, Inc.(a)*	4,600	92,874
Gentex Corp.	15,000	174,000
Hawk Corp., Class A*	2,072	28,697
Modine Manufacturing Co.	7,400	35,520
Quantum Fuel Systems Technologies
Worldwide, Inc.(a)*	10,200	7,865
Raser Technologies, Inc.(a)*	7,100	19,880
Shiloh Industries, Inc.*	3,600	13,284
Spartan Motors, Inc.(a)	6,900	78,177
Standard Motor Products, Inc.	3,600	29,772
Stoneridge, Inc.*	4,600	22,080
Strattec Security Corp.	700	9,660
Superior Industries International,
Inc.(a)	5,600	78,960
Tenneco, Inc.*	10,500	111,300
TRW Automotive Holdings Corp.*	11,100	125,430
WABCO Holdings, Inc.	6,400	113,280
Williams Controls, Inc.*	1,500	9,555
		1,500,384
Automobiles — 0.2%
Thor Industries, Inc.	13,400	246,158
Winnebago Industries(a)	6,500	48,295
		294,453
Beverages — 0.1%
Boston Beer Co., Inc., Class A(a)*	2,400	71,016
Central European Distribution Corp.*	1,400	37,198
Craft Brewers Alliance, Inc.(a)*	1,056	2,175
MGP Ingredients, Inc.*	3,100	8,866
National Beverage Corp.*	10,920	116,298
		235,553
Biotechnology — 4.1%
Acadia Pharmaceuticals, Inc.(a)*	8,300	18,177
Achillion Pharmaceuticals, Inc.*	200	318
Acorda Therapeutics, Inc.*	5,700	160,683
Affymax, Inc.(a)*	3,985	73,444
Alkermes, Inc.*	19,225	208,014
Allos Therapeutics, Inc.(a)*	20,200	167,458
Alnylam Pharmaceuticals, Inc.(a)*	8,900	198,203

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Amicus Therapeutics, Inc.(a)*	1,713	$19,614
Anadys Pharmaceuticals, Inc.*	4,500	8,370
Antigenics, Inc.(a)*	4,500	9,450
Arena Pharmaceuticals, Inc.(a)*	14,700	73,353
Ariad Pharmaceuticals, Inc.(a)*	15,950	25,360
Arqule, Inc.(a)*	10,250	62,935
Array Biopharma, Inc.(a)*	11,866	37,259
BioCryst Pharmaceuticals, Inc.(a)*	8,600	34,658
BioMarin Pharmaceutical, Inc.(a)*	10,800	168,588
Biosante Pharmaceuticals, Inc.(a)*	6,696	13,392
BioSphere Medical, Inc.(a)*	4,000	9,560
Celera Corp.*	58,382	445,455
Celldex Therapeutics, Inc.(a)*	1,291	10,096
Cepheid, Inc.(a)*	13,000	122,460
Cleveland Biolabs, Inc.(a)*	1,100	4,741
Cougar Biotechnology, Inc.*	2,100	90,216
Cubist Pharmaceuticals, Inc.*	13,200	241,956
Curis, Inc.(a)*	8,200	13,038
Cytokinetics, Inc.*	13,046	36,920
Cytori Therapeutics, Inc.(a)*	5,200	18,772
Dendreon Corp.(a)*	1,800	44,730
Dusa Pharmaceuticals, Inc.(a)*	2,809	3,090
Dyax Corp.(a)*	28,500	60,990
Dynavax Technologies Corp.(a)*	9,900	12,771
Emergent Biosolutions, Inc.(a)*	4,300	61,619
Enzon Pharmaceuticals, Inc.(a)*	10,100	79,487
EPIX Pharmaceuticals, Inc.*	1	—
Facet Biotech Corp.*	3,980	36,974
Genomic Health, Inc.(a)*	6,600	114,378
Geron Corp.(a)*	17,500	134,225
GTx, Inc.(a)*	4,385	40,474
Halozyme Therapeutics, Inc.(a)*	16,500	115,005
Hemispherx Biopharma, Inc.(a)*	6,800	17,272
Human Genome Sciences, Inc.(a)*	27,500	78,650
Idenix Pharmaceuticals, Inc.(a)*	13,500	49,680
Idera Pharmaceuticals, Inc.(a)*	4,700	27,542
Immunogen, Inc.(a)*	13,662	117,630
Immunomedics, Inc.*	16,908	42,946
Incyte Corp., Ltd.(a)*	21,900	72,051
Infinity Pharmaceuticals, Inc.(a)*	6,050	35,332
InterMune, Inc.(a)*	7,926	120,475
Isis Pharmaceuticals, Inc.(a)*	20,900	344,850
Lexicon Pharmaceuticals, Inc.(a)*	36,298	45,010
Ligand Pharmaceuticals, Inc., Class B*	23,777	68,002
Luna Innovations, Inc.*	1,600	816
MannKind Corp.(a)*	24,256	201,567
Martek Biosciences Corp.	11,900	251,685
Maxygen, Inc.(a)*	7,930	53,290
Medarex, Inc.*	28,600	238,810
Medivation, Inc.(a)*	6,300	141,183
Metabasis Therapeutics, Inc.*	8,450	4,732
Metabolix, Inc.(a)*	3,200	26,304
Micromet, Inc.(a)*	6,866	34,193
Molecular Insight Pharmaceuticals,
Inc.(a)*	2,700	13,959
Momenta Pharmaceuticals, Inc.(a)*	5,500	66,165
Monogram Biosciences, Inc.(a)*	1,400	6,342
Nabi Biopharmaceuticals(a)*	28,400	68,728
Nanosphere, Inc.*	2,334	11,460
Neurocrine Biosciences, Inc.*	10,600	34,238
NeurogesX, Inc.(a)*	1,300	7,332
Novavax, Inc.(a)*	16,174	53,051
NPS Pharmaceuticals, Inc.*	14,327	66,764
OncoGenex Pharmaceutical, Inc.*	15	328
Oncothyreon, Inc.(a)*	400	1,496
Orchid Cellmark, Inc.(a)*	9,850	15,760
Orexigen Therapeutics, Inc.(a)*	1,964	10,075
Osiris Therapeutics, Inc.(a)*	4,502	60,462
OXiGENE, Inc.(a)*	6,800	14,824
PDL BioPharma, Inc.	19,900	157,210
Pharmasset, Inc.(a)*	2,366	26,617
Poniard Pharmaceuticals, Inc.(a)*	2,900	17,313
Progenics Pharmaceuticals, Inc.(a)*	6,500	33,475
Regeneron Pharmaceuticals, Inc.*	21,900	392,448
ReGeneRx Biopharmaceuticals,
Inc.(a)*	10,200	6,120
Repligen Corp.*	7,000	38,500
Rigel Pharmaceuticals, Inc.(a)*	7,450	90,294
Sangamo Biosciences, Inc.(a)*	9,250	45,695
Savient Pharmaceuticals, Inc.(a)*	12,400	171,864
Sciclone Pharmaceuticals, Inc.(a)*	15,200	38,912
Seattle Genetics, Inc.(a)*	18,605	180,841
Senesco Technologies, Inc.*	89	72
Spectrum Pharmaceuticals, Inc.(a)*	12,000	91,800
StemCells, Inc.(a)*	17,100	29,070
Synta Pharmaceuticals Corp.*	3,802	8,783
Targacept, Inc.(a)*	3,194	7,761
Theravance, Inc.(a)*	6,200	90,768
TorreyPines Therapeutics, Inc.*	2,400	316
Transcept Pharmaceuticals, Inc.*	700	3,619
Trimeris, Inc.(a)	6,213	12,550
Vanda Pharmaceuticals, Inc.(a)*	1,900	22,363
Vical, Inc.(a)*	9,000	24,390
Zymogenetics, Inc.(a)*	15,500	71,300
		6,941,318
Building Products — 0.7%
AAON, Inc.(a)	3,900	77,688
American Woodmark Corp.	3,200	76,640
Ameron International Corp.	2,000	134,080
Apogee Enterprises, Inc.(a)	6,300	77,490
Armstrong World Industries, Inc.*	4,600	75,854
Builders FirstSource, Inc.(a)*	8,500	35,360
Gibraltar Industries, Inc.(a)	6,800	46,716
Griffon Corp.*	10,868	90,422
Insteel Industries, Inc.	4,000	32,960
NCI Building Systems, Inc.(a)*	4,400	11,616
PGT, Inc.(a)*	2,625	3,964
Quanex Building Products Corp.	7,625	85,552
Simpson Manufacturing Co., Inc.(a)	11,100	239,982
Trex Co., Inc.*	2,700	36,099
U.S. Home Systems, Inc.(a)*	1,100	2,849
Universal Forest Products, Inc.(a)	4,200	138,978
USG Corp.(a)*	8,200	82,574
		1,248,824

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets — 1.3%
American Capital Ltd.(a)	8,600	$27,606
BGC Partners, Inc., Class A	11,800	44,722
Broadpoint Gleacher Securities, Inc.*	11,247	62,758
Calamos Asset Management, Inc.	2,400	33,864
Cohen & Steers, Inc.(a)	9,400	140,530
Cowen Group, Inc.*	2,900	24,215
Duff & Phelps Corp., Class A	1,854	32,964
E*Trade Financial Corp.*	62,600	80,128
Evercore Partners, Inc.(a)	1,000	19,640
FCStone Group, Inc.(a)*	3,300	13,035
Firstcity Financial Corp.*	2,100	9,261
GAMCO Investors, Inc., Class A(a)	1,700	82,450
GFI Group, Inc.	11,900	80,206
Harris & Harris Group, Inc.(a)*	7,000	40,810
HFF, Inc., Class A*	1,200	4,680
International Assets Holding Corp.*	1,000	14,870
Investment Technology Group, Inc.*	9,700	197,783
JMP Group, Inc.	2,027	15,588
KBW, Inc.*	4,700	135,172
LaBranche & Co., Inc.*	8,500	36,550
MCG Capital Corp.*	13,145	31,942
MF Global Ltd.(a)*	13,300	78,869
optionsXpress Holdings, Inc.	14,500	225,185
Penson Worldwide, Inc.(a)*	2,800	25,060
Piper Jaffray Cos.*	3,100	135,377
Riskmetrics Group, Inc.(a)*	6,790	119,911
Sanders Morris Harris Group, Inc.	5,700	31,350
Stifel Financial Corp.(a)*	5,347	257,137
SWS Group, Inc.	5,901	82,437
Thomas Weisel Partners Group, Inc.*	5,200	31,304
TradeStation Group, Inc.*	9,706	82,113
Virtus Investment Partners, Inc.*	905	13,295
Westwood Holdings Group, Inc.(a)	258	10,787
		2,221,599
Chemicals — 2.2%
A. Schulman, Inc.	5,300	80,083
American Pacific Corp.(a)*	1,000	6,370
American Vanguard Corp.	6,233	70,433
Arabian American Development Co.*	900	3,015
Arch Chemicals, Inc.	5,600	137,704
Balchem Corp.	4,350	106,662
Cabot Corp.	8,400	105,672
Calgon Carbon Corp.(a)*	9,200	127,788
Core Molding Technologies, Inc.*	1,500	3,360
Cytec Industries, Inc.	5,700	106,134
Ferro Corp.(a)	9,900	27,225
Flotek Industries, Inc.(a)*	4,400	8,932
GenTek, Inc.(a)*	2,600	58,058
Georgia Gulf Corp.(a)*	7,800	4,992
H.B. Fuller Co.	10,900	204,593
Hawkins, Inc.(a)	1,200	27,096
Huntsman Corp.	8,700	43,761
ICO, Inc.*	6,200	16,864
Innophos Holdings, Inc.	2,500	42,225
Innospec, Inc.	1,800	19,350
KMG Chemicals, Inc.	2,500	18,225
Koppers Holdings, Inc.	4,400	116,028
Kronos Worldwide, Inc.(a)	11,107	73,862
Landec Corp.(a)*	8,100	54,999
LSB Industries, Inc.*	4,300	69,531
Minerals Technologies, Inc.	4,400	158,488
Nanophase Technologies Corp.*	4,200	4,620
NewMarket Corp.(a)	3,400	228,922
NL Industries, Inc.(a)	11,700	86,346
Olin Corp.	17,277	205,423
OM Group, Inc.(a)*	6,900	200,238
Omnova Solutions, Inc.*	2,800	9,128
Penford Corp.(a)	1,600	9,264
PolyOne Corp.*	20,800	56,368
Quaker Chemical Corp.	2,260	30,035
Rockwood Holdings, Inc.*	6,200	90,768
Senomyx, Inc.(a)*	7,000	14,770
Sensient Technologies Corp.	11,300	255,041
Solutia, Inc.*	6,600	38,016
Spartech Corp.	6,900	63,411
Stepan Co.	1,700	75,072
Valhi, Inc.(a)	3,599	26,741
W.R. Grace & Co.(a)*	16,200	200,394
Westlake Chemical Corp.(a)	15,100	307,889
Zep, Inc.(a)	1,600	19,280
Zoltek Cos., Inc.(a)*	7,800	75,816
		3,688,992
Commercial Banks — 5.8%
1st Source Corp.	5,867	101,323
Amcore Financial, Inc.(a)	4,556	3,736
AmericanWest Bancorp(a)*	3,866	2,165
Ameris Bancorp(a)	3,229	20,407
AmeriServ Financial, Inc.(a)	4,400	7,920
Arrow Financial Corp.(a)	2,330	62,910
Bancfirst Corp.(a)	3,000	103,740
Bancorp, Inc.(a)*	2,600	15,600
BancTrust Financial Group, Inc.(a)	3,390	10,170
Bank of Florida Corp.(a)*	3,000	9,450
Bank of Granite Corp.	3,446	10,372
Bank of the Ozarks, Inc.(a)	4,000	86,520
Banner Corp.(a)	3,860	14,745
Boston Private Financial Holdings,
Inc.(a)	8,800	39,424
Cadence Financial Corp.(a)	2,400	5,352
Camden National Corp.(a)	2,000	68,060
Capital City Bank Group, Inc.(a)	1,900	32,015
Capitol Bancorp Ltd.(a)	3,700	9,805
Cardinal Financial Corp.	6,692	52,398
Cascade Financial Corp.(a)	2,077	4,486
Cathay General Bancorp.(a)	12,318	117,144
Center Bancorp, Inc.(a)	2,835	23,105
Center Financial Corp.(a)	3,600	9,072
Centerstate Banks of Florida, Inc.	585	4,341
Central Pacific Financial Corp.(a)	7,100	26,625
Chemical Financial Corp.(a)	5,050	100,546
Citizens Republic Bancorp, Inc.(a)*	17,060	12,113
City Holding Co.(a)	6,502	197,401

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
CoBiz Financial, Inc.(a)	6,875	$44,069
Colony Bankcorp, Inc.(a)	1,100	7,821
Columbia Banking System, Inc.(a)	4,083	41,769
Community Bancorp.(a)*	1,200	1,116
Community Bank System, Inc.(a)	6,300	91,728
Community Trust Bancorp, Inc.(a)	4,498	120,321
CVB Financial Corp.(a)	21,055	125,698
Dearborn Bancorp, Inc.*	1,050	1,890
East West Bancorp, Inc.	8,900	57,761
Encore Bancshares, Inc.(a)*	500	3,625
Enterprise Financial Services Corp.(a)	2,856	25,961
Financial Institutions, Inc.	1,700	23,222
First Bancorp(a)	10,100	39,895
First Bancorp.(a)	3,400	53,312
First Busey Corp., Class A(a)	12,676	93,169
First Citizens BancShares, Inc.	200	26,730
First Commonwealth Financial
Corp.(a)	18,400	116,656
First Community Bancshares, Inc.(a)	2,661	34,167
First Financial Bancorp	8,665	65,161
First Financial Bankshares, Inc.(a)	4,735	238,455
First Financial Corp.(a)	3,200	101,056
First Merchants Corp.(a)	3,877	31,132
First Midwest Bancorp, Inc.(a)	11,400	83,334
First Regional Bancorp.(a)*	2,700	3,402
First Security Group, Inc.	2,000	7,600
First South Bancorp, Inc.(a)	1,100	12,760
First State Bancorp(a)*	4,900	9,457
FirstMerit Corp.	8,854	150,341
FNB Corp.(a)	19,532	120,903
FNB United Corp.	2,073	5,141
Frontier Financial Corp.(a)	10,899	13,188
Fulton Financial Corp.(a)	19,230	100,188
German American Bancorp, Inc.(a)	2,400	34,584
Glacier Bancorp, Inc.(a)	12,072	178,303
Great Southern Bancorp, Inc.(a)	3,025	62,164
Green Bankshares, Inc.(a)	2,220	9,946
Guaranty Bancorp(a)*	11,800	22,538
Hampden Bancorp, Inc.	300	2,970
Hampton Roads Bankshares, Inc.(a)	2,548	21,021
Hancock Holding Co.(a)	7,700	250,173
Hanmi Financial Corp.(a)	9,300	16,275
Harleysville National Corp.(a)	10,526	49,472
Heartland Financial USA, Inc.(a)	5,400	77,112
Heritage Commerce Corp.	3,188	11,859
Home Bancshares, Inc.(a)	4,427	84,290
Horizon Financial Corp.(a)	2,725	3,025
Iberiabank Corp.(a)	2,875	113,304
Independent Bank Corp.(a)	3,182	62,685
Independent Bank Corp.(a)	4,683	6,182
Integra Bank Corp.(a)	4,000	4,600
International Bancshares Corp.(a)	13,920	143,515
Intervest Bancshares Corp.*	1,400	4,760
Investors Bancorp, Inc.(a)*	27,914	255,693
Irwin Financial Corp.*	6,200	4,464
Lakeland Bancorp, Inc.(a)	5,276	47,431
Lakeland Financial Corp.	2,500	47,500
Macatawa Bank Corp.(a)*	3,307	9,326
MainSource Financial Group, Inc.(a)	4,530	33,613
MB Financial, Inc.(a)	8,840	90,080
MBT Financial Corp.(a)	7,300	16,790
Mercantile Bank Corp.	1,265	4,175
Metro Bancorp, Inc.(a)*	900	17,334
Midsouth Bancorp, Inc.(a)	2,100	35,280
Midwest Banc Holdings, Inc.(a)*	6,400	4,736
Nara Bancorp, Inc.(a)	5,900	30,562
National Penn Bancshares, Inc.(a)	18,159	83,713
NBT Bancorp, Inc.(a)	7,860	170,641
New Century Bancorp, Inc.*	200	1,239
NewBridge Bancorp.	1,200	2,484
Northfield Bancorp, Inc.	4,289	49,838
Old National Bancorp(a)	18,700	183,634
Old Second Bancorp, Inc.(a)	2,868	16,921
Oriental Financial Group, Inc.	1,400	13,580
Pacific Capital Bancorp.(a)	11,066	23,681
Pacific Continental Corp.	1,200	14,556
Pacific Mercantile Bancorp*	2,500	10,675
Pacific Premier Bancorp, Inc.*	300	1,464
PacWest Bancorp(a)	6,200	81,592
Park National Corp.(a)	3,450	194,856
Patriot National Bancorp, Inc.(a)	500	1,425
Peapack Gladstone Financial Corp.	1,250	24,113
Peoples Bancorp, Inc.(a)	2,300	39,215
Pinnacle Financial Partners, Inc.(a)*	5,500	73,260
Preferred Bank.(a)	2,200	8,360
PrivateBancorp, Inc.(a)	5,300	117,872
Prosperity Bancshares, Inc.(a)	10,600	316,198
Renasant Corp.(a)	5,000	75,100
Republic Bancorp, Inc., Class A(a)	7,344	165,901
Republic First Bancorp, Inc.(a)*	1,450	11,310
S&T Bancorp, Inc.(a)	6,000	72,960
S.Y. Bancorp, Inc.(a)	2,891	69,875
Sandy Spring Bancorp, Inc.(a)	6,300	92,610
SCBT Financial Corp.(a)	1,000	23,690
Seacoast Banking Corp. of Florida(a)	4,572	11,110
Security Bank Corp.(a)*	3,828	1,646
Sierra Bancorp(a)	2,100	26,523
Signature Bank(a)*	7,100	192,552
Simmons First National Corp.,
Class A(a)	3,100	82,832
Smithtown Bancorp, Inc.	3,500	44,765
Southern Community Financial Corp.	3,300	8,943
Southern Connecticut Bancorp, Inc.(a)*	200	1,090
Southside Bancshares, Inc.	3,011	68,862
Southwest Bancorp, Inc.	2,600	25,376
State Bancorp, Inc.(a)	2,377	17,970
StellarOne Corp.	2,301	29,798
Sterling Bancorp.	3,740	31,229
Sterling Bancshares, Inc.(a)	18,300	115,839
Sterling Financial Corp.(a)	12,354	35,950
Suffolk Bancorp(a)	2,200	56,408
Sun American Bancorp(a)*	1,560	624
Sun Bancorp, Inc(a)*	5,254	27,216
Superior Bancorp(a)*	1,800	4,698

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Susquehanna Bancshares, Inc.(a)	18,663	$91,262
SVB Financial Group(a)*	7,900	215,038
Taylor Capital Group, Inc.(a)*	2,400	16,440
Temecula Valley Bancorp, Inc.	1,800	614
Texas Capital Bancshares, Inc.*	6,000	92,820
The South Financial Group, Inc.(a)	17,500	20,825
TIB Financial Corp.(a)*	1,049	2,935
Tompkins Financial Corp.(a)	2,200	105,490
TowneBank(a)	3,400	47,600
Trico Bancshares(a)	3,800	58,900
Trustmark Corp.(a)	13,700	264,684
UCBH Holdings, Inc.(a)	24,900	31,374
Umpqua Holdings Corp.(a)	12,242	94,998
Union Bankshares Corp.(a)	2,400	35,928
United Bankshares, Inc.(a)	10,300	201,262
United Community Banks, Inc.(a)*	10,112	60,572
United Security Bancshares(a)	803	4,047
Univest Corp. of Pennsylvania	3,100	62,806
Virginia Commerce Bancorp*	5,786	13,308
Washington Banking Co.	1,600	15,072
Washington Trust Bancorp, Inc.(a)	3,000	53,490
Webster Financial Corp.(a)	10,800	86,940
WesBanco, Inc.(a)	5,363	77,978
West Bancorporation, Inc.	5,350	26,750
West Coast Bancorp.(a)	2,947	6,012
Westamerica Bancorporation(a)	6,300	312,543
Western Alliance Bancorp*	5,100	34,884
Whitney Holding Corp.(a)	14,375	131,675
Wilmington Trust Corp.(a)	5,483	74,898
Wilshire Bancorp, Inc.(a)	6,600	37,950
Wintrust Financial Corp.(a)	4,750	76,380
Yadkin Valley Financial Corp.(a)	1,400	9,674
		9,847,078
Commercial Services & Supplies — 2.8%
ABM Industries, Inc.(a)	11,398	205,962
ACCO Brands Corp.*	12,200	34,404
American Ecology Corp.	3,766	67,487
American Reprographics Co.*	10,300	85,696
Amrep Corp.(a)*	1,500	16,545
APAC Customer Services, Inc.(a)*	11,000	56,430
ATC Technology Corp.*	4,100	59,450
Bowne & Co., Inc.	6,277	40,863
Casella Waste Systems, Inc.,
Class A(a)*	5,500	10,945
Ceco Environmental Corp.(a)*	3,800	15,124
Cenveo, Inc.(a)*	12,200	51,606
Champion Industries, Inc.(a)	2,100	3,591
Clean Harbors, Inc.*	4,100	221,359
Comfort Systems USA, Inc.	8,930	91,532
Command Security Corp.(a)*	4,300	14,835
Consolidated Graphics, Inc.*	2,500	43,550
Cornell Cos, Inc.*	2,700	43,767
Courier Corp.	1,400	21,364
Deluxe Corp.	10,400	133,224
Document Security Systems, Inc.(a)*	3,392	6,445
EnergySolutions, Inc.	10,600	97,520
EnerNOC, Inc.(a)*	1,800	39,006
Ennis, Inc.	5,800	72,268
Fuel Tech, Inc.(a)*	2,700	26,190
G&K Services, Inc., Class A	4,300	90,945
GeoEye, Inc.(a)*	4,200	98,952
Healthcare Services Group, Inc.	17,224	307,965
Herman Miller, Inc.	12,030	184,540
HNI Corp.(a)	10,000	180,600
ICT Group, Inc.*	3,000	26,190
Innerworkings, Inc.*	6,306	29,954
Interface, Inc.	12,677	78,597
Intersections, Inc.*	4,100	19,024
Kimball International, Inc., Class B	4,900	30,576
Knoll, Inc.	11,450	86,791
M&F Worldwide Corp.*	4,400	88,000
Mcgrath Rentcorp	5,300	101,018
Metalico, Inc.*	4,200	19,572
Mine Safety Appliances Co.(a)	8,100	195,210
Mobile Mini, Inc.(a)*	7,820	114,719
Multi-Color Corp.	1,100	13,486
North American Galvanizing &
Coating, Inc.*	6,399	38,778
PRG-Schultz International, Inc.(a)*	2,600	7,020
Protection One, Inc.(a)*	5,134	21,974
Schawk, Inc.(a)	5,600	42,056
Standard Parking Corp.*	4,000	65,160
Standard Register Co.(a)	5,600	18,256
Steelcase, Inc., Class A(a)	10,444	60,784
Superior Uniform Group, Inc.(a)	1,100	7,975
SYKES Enterprises, Inc.*	10,300	186,327
Team, Inc.*	4,200	65,814
Tetra Tech, Inc.*	14,800	424,020
The Brink’s Co.	6,400	185,792
The Geo Group, Inc.*	10,400	193,232
TRC Cos, Inc.*	4,900	19,600
United Stationers, Inc.*	6,400	223,232
Versar, Inc.(a)*	2,000	7,940
Viad Corp.	4,500	77,490
Virco Manufacturing(a)	2,494	8,729
Waste Services, Inc.*	4,200	21,756
WCA Waste Corp.*	7,300	27,594
		4,828,831
Communications Equipment — 3.6%
3Com Corp.*	99,900	470,529
Acme Packet, Inc.*	8,700	88,044
ADC Telecommunications, Inc.(a)*	26,500	210,940
Adtran, Inc.	8,765	188,184
Airvana, Inc.(a)*	6,846	43,609
Anaren, Inc.*	3,900	68,952
Arris Group, Inc.*	27,627	335,944
Aruba Networks, Inc.*	12,600	110,124
Avocent Corp.*	11,801	164,742
Aware, Inc.(a)*	4,900	13,475
Bel Fuse, Inc., Class B	1,890	30,316
BigBand Networks, Inc.(a)*	8,234	42,570
Black Box Corp.	3,700	123,839

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Communications Equipment (Continued)
Blue Coat Systems, Inc.*	8,700	$143,898
Ciena Corp.(a)*	10,900	112,815
Comtech Telecommunications
Corp.(a)*	5,325	169,761
DG FastChannel, Inc.(a)*	4,872	89,157
Digi International, Inc.*	7,600	74,100
EF Johnson Technologies, Inc.*	8,800	5,608
Emcore Corp.(a)*	17,500	22,050
EMS Technologies, Inc.*	3,600	75,240
Emulex Corp.*	18,500	180,930
EndWave Corp.*	2,950	7,552
Extreme Networks*	19,900	39,800
Finisar Corp.*	1	1
Globecomm Systems, Inc.*	4,150	29,838
Harmonic, Inc.*	27,125	159,766
Harris Stratex Networks, Inc.,
Class A*	5,725	37,098
Hughes Communications, Inc.*	2,800	63,924
Infinera Corp.(a)*	9,400	85,822
InterDigital, Inc.*	11,952	292,107
Ixia*	14,328	96,571
JDS Uniphase Corp.*	21,600	123,552
KVH Industries, Inc.*	3,300	22,539
Loral Space & Communications,
Inc.(a)*	4,100	105,575
Netgear, Inc.*	7,961	114,718
Network Equipment Technologies,
Inc.(a)*	5,600	23,856
Occam Networks, Inc.(a)*	2,266	8,112
Oclaro, Inc.(a)*	1	1
Oplink Communications, Inc.*	4,200	47,880
Opnext, Inc.*	8,000	17,120
Optical Cable Corp.*	374	1,126
Orbcomm, Inc.(a)*	6,700	11,792
Palm, Inc.(a)*	22,196	367,788
Parkervision, Inc.(a)*	5,400	16,524
PC-Tel, Inc.*	4,100	21,935
Performance Technologies, Inc.*	2,500	7,375
Plantronics, Inc.	11,000	208,010
Polycom, Inc.(a)*	6,700	135,809
Riverbed Technology, Inc.(a)*	10,000	231,900
SCM Microsystems, Inc.(a)*	3,000	7,200
Seachange International, Inc.*	7,100	57,013
ShoreTel, Inc.*	4,158	33,264
Sonus Networks, Inc.*	63,075	101,551
Starent Networks Corp.(a)*	6,300	153,783
Sycamore Networks, Inc.*	65,500	205,015
Symmetricom, Inc.*	21,384	123,386
Tekelec(a)*	14,900	250,767
Telular Corp.*	3,600	7,740
Tollgrade Communications, Inc.*	2,200	11,528
Utstarcom, Inc.(a)*	28,400	46,292
Viasat, Inc.*	6,400	164,096
		6,204,553
Computers & Peripherals — 1.3%
3PAR, Inc.*	6,464	$80,154
ActivIdentity Corp.*	10,500	26,565
Adaptec, Inc.*	29,728	78,779
Astro-Med, Inc.	575	3,019
Avid Technology, Inc.*	9,895	132,692
Concurrent Computer Corp.*	1,444	8,245
Cray, Inc.*	3,939	31,039
Data Domain, Inc.*	6,100	203,435
Datalink Corp.*	2,300	9,775
Dataram Corp.*	1,799	2,644
Dot Hill Systems Corp.*	11,900	9,553
Electronics for Imaging, Inc.*	11,600	123,656
Hauppauge Digital, Inc.(a)*	2,400	2,640
Hutchinson Technology, Inc.(a)*	5,200	10,140
Hypercom Corp.(a)*	18,300	27,450
Imation Corp.	6,900	52,509
Immersion Corp.(a)*	6,300	31,122
Intermec, Inc.*	13,900	179,310
Interphase Corp.*	1,200	6,720
Intevac, Inc.*	4,883	42,531
Isilon Systems, Inc.(a)*	7,849	33,280
KEY Tronic Corp.*	1,700	2,720
LaserCard Corp.*	2,100	6,951
Novatel Wireless, Inc.*	6,800	61,336
Presstek, Inc.(a)*	8,300	11,537
Qualstar Corp.	2,100	4,599
Rimage Corp.*	4,700	78,067
Silicon Graphics International Corp.*	6,100	27,694
STEC, Inc.(a)*	10,200	236,538
Stratasys, Inc.(a)*	4,600	50,554
Super Micro Computer, Inc.*	3,100	23,746
Synaptics, Inc.(a)*	13,601	525,679
Transact Technologies, Inc.*	1,515	7,545
Video Display Corp.(a)*	1,990	6,169
		2,138,393
Construction & Engineering — 0.7%
Argan, Inc.(a)*	1,074	15,176
Dycom Industries, Inc.*	8,000	88,560
EMCOR Group, Inc.*	14,714	296,046
Furmanite Corp.*	8,080	36,037
Great Lakes Dredge & Dock Corp.	8,100	38,718
Insituform Technologies, Inc.,
Class A*	5,400	91,638
Integrated Electrical Services, Inc.*	2,998	23,414
Layne Christensen Co.*	3,200	65,440
MasTec, Inc.*	15,259	178,835
Michael Baker Corp.*	1,300	55,068
Northwest Pipe Co.*	2,100	72,996
Orion Marine Group, Inc.*	1,900	36,100
Pike Electric Corp.*	7,600	91,580
Sterling Construction Co., Inc.*	2,500	38,150
Tutor Perini Corp.(a)*	5,800	100,688
		1,228,446

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Construction Materials — 0.3%
Eagle Materials, Inc.	9,800	$247,352
Headwaters, Inc.(a)*	9,300	31,248
Texas Industries, Inc.(a)	6,200	194,432
U.S. Concrete, Inc.(a)*	8,300	16,434
United States Lime & Minerals,
Inc.(a)*	1,679	71,223
		560,689
Consumer Finance — 0.7%
Advance America Cash Advance
Centers, Inc.	13,800	61,134
Advanta Corp., Class A(a)	1,333	560
Advanta Corp., Class B	3,150	1,323
AmeriCredit Corp.*	26,200	355,010
Cardtronics, Inc.*	3,400	12,954
Cash America International, Inc.	6,500	152,035
CompuCredit Corp.(a)	10,800	24,840
Consumer Portfolio Services, Inc.(a)*	10,500	6,237
Credit Acceptance Corp.*	2,635	57,575
Dollar Financial Corp.(a)*	5,400	74,466
First Cash Financial Services, Inc.*	7,400	129,648
Nelnet, Inc., Class A*	9,000	122,310
QC Holdings, Inc.(a)	5,600	28,784
Rewards Network, Inc.(a)*	9,400	35,532
The First Marblehead Corp.*	1,600	3,232
The Student Loan Corp.(a)	2,200	81,840
United PanAm Financial Corp.(a)*	3,692	13,106
World Acceptance Corp.(a)*	3,636	72,393
		1,232,979
Containers & Packaging — 0.4%
AEP Industries, Inc.*	1,000	26,390
Bway Holding Co.*	2,400	42,072
Graphic Packaging Holding Co.*	56,100	102,663
Myers Industries, Inc.	6,987	58,132
Northern Technologies International
Corp.(a)*	800	6,320
Rock-Tenn Co., Class A	9,600	366,336
Temple-Inland, Inc.(a)	7,000	91,840
		693,753
Distributors — 0.0%
Audiovox Corp., Class A*	3,800	22,268
Core-Mark Holding Co., Inc.*	1,600	41,696
Design Within Reach, Inc.(a)*	1,603	1,186
KSW, Inc.(a)	1,050	2,835
		67,985
Diversified Consumer Services — 1.2%
American Public Education, Inc.*	1,940	76,843
Brink’s Home Security Holdings, Inc.*	4,600	130,226
Capella Education Co.(a)*	1,500	89,925
Carriage Services, Inc.*	3,900	13,923
Coinstar, Inc.*	6,400	170,880
Collectors Universe(a)	1,650	8,052
Corinthian Colleges, Inc.(a)*	8,000	135,440
CPI Corp.(a)	1,100	18,689
Hillenbrand, Inc.	6,800	113,152
Jackson Hewitt Tax Service, Inc.	7,100	44,446
K12, Inc.(a)*	2,300	49,565
Learning Tree International, Inc.(a)*	5,000	51,500
Lincoln Educational Services Corp.(a)*	5,874	122,943
Mac-Gray Corp.*	2,474	32,756
Matthews International Corp., Class A	6,900	214,728
Pre-Paid Legal Services, Inc.(a)*	2,300	100,257
Princeton Review, Inc.*	7,735	41,846
Regis Corp.	8,800	153,208
Service Corp. International	33,952	186,057
Sotheby’s, Class A	8,800	124,168
Spectrum Group Intl, Inc.	6,900	20,631
Stewart Enterprises, Inc., Class A(a)	18,000	86,760
Universal Technical Institute, Inc.(a)*	5,900	88,087
		2,074,082
Diversified Financial Services — 0.6%
Asset Acceptance Capital Corp.*	6,900	53,061
Asta Funding, Inc.(a)	2,600	14,144
CIT Group, Inc.	23,300	50,095
Compass Diversified Holdings	7,600	61,484
Encore Capital Group, Inc.(a)*	6,000	79,500
Financial Federal Corp.(a)	5,700	117,135
Life Partners Holdings, Inc.(a)	2,500	35,450
MarketAxess Holdings, Inc.*	7,100	67,663
Marlin Business Services Corp.*	2,600	14,560
Medallion Financial Corp.	3,400	26,010
MicroFinancial, Inc.(a)	400	1,460
NewStar Financial, Inc.*	4,900	9,359
PHH Corp.(a)*	11,200	203,616
Pico Holdings, Inc.*	4,200	120,540
Portfolio Recovery Associates,
Inc.(a)*	3,000	116,190
Resource America, Inc.	3,800	20,444
Teton Advisors, Inc.(c)	25	—
		990,711
Diversified Telecommunication Services — 0.9%
Alaska Communications Systems
Group, Inc.(a)	6,552	47,961
Arbinet-thexchange, Inc.(a)*	6,400	11,136
Atlantic Tele-Network, Inc.	3,600	141,444
Cbeyond, Inc.(a)*	6,100	87,535
Cincinnati Bell, Inc.*	51,900	147,396
Cogent Communications Group, Inc.*	10,000	81,500
Consolidated Communications
Holdings, Inc.(a)	6,282	73,562
D&E Communications, Inc.(a)	2,900	29,667
General Communication, Inc.,
Class A(a)*	12,400	85,932
Global Crossing Ltd.(a)*	5,700	52,326
HickoryTech Corp.(a)	2,300	17,664
Ibasis, Inc.*	14,400	18,864
Iowa Telecommunications Services,
Inc.(a)	7,000	87,570
Neutral Tandem, Inc.*	2,900	85,608
NTELOS Holdings Corp.	5,520	101,678

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Telecommunication Services (Continued)
PAETEC Holding Corp.*	24,300	$65,610
Premiere Global Services, Inc.*	13,860	150,243
SureWest Communications*	3,708	38,823
tw telecom, Inc.*	16,330	167,709
XETA Technologies, Inc.(a)*	1,300	3,068
		1,495,296
Electric Utilities — 1.1%
Allete, Inc.	7,400	212,750
Central Vermont Public Service Corp.	2,500	45,250
Cleco Corp.	15,000	336,300
El Paso Electric Co.*	11,500	160,540
Empire District Electric Co.	7,700	127,204
IDACORP, Inc.	10,600	277,084
MGE Energy, Inc.	4,500	150,975
Portland General Electric Co.	14,100	274,668
UIL Holdings Corp.(a)	5,166	115,977
Unisource Energy Corp.	8,000	212,320
Unitil Corp.(a)	500	10,310
		1,923,378
Electrical Equipment — 2.1%
A.O. Smith Corp.	4,900	159,593
Acuity Brands, Inc.(a)	7,200	201,960
American Superconductor Corp.(a)*	9,700	254,625
AZZ, Inc.(a)*	2,700	92,907
Baldor Electric Co.(a)	10,400	247,416
Belden, Inc.	9,000	150,300
Brady Corp., Class A	11,200	281,344
BTU International, Inc.(a)*	2,100	11,004
C&D Technologies, Inc.(a)*	5,800	11,600
Capstone Turbine Corp.(a)*	20,500	17,015
Chase Corp.	700	8,330
Coleman Cable, Inc.(a)*	1,800	5,058
Encore Wire Corp.(a)	5,200	111,020
Ener1, Inc.(a)*	15,800	86,268
Energy Focus, Inc.(a)*	2,200	1,562
EnerSys*	10,800	196,452
Evergreen Solar, Inc.(a)*	26,600	57,722
Franklin Electric Co., Inc.(a)	5,300	137,376
FuelCell Energy, Inc.(a)*	16,310	68,176
GrafTech International Ltd.*	20,260	229,140
Hoku Scientific, Inc.(a)*	2,500	6,350
II-VI, Inc.(a)*	11,911	264,067
LaBarge, Inc.*	3,700	34,299
LSI Industries, Inc.	4,900	26,705
Magnetek, Inc.*	11,900	16,541
Microvision, Inc.(a)*	13,630	41,844
Ocean Power Technologies, Inc.(a)*	300	1,752
Plug Power, Inc.(a)*	20,763	18,894
Polypore International, Inc.(a)*	3,200	35,584
Powell Industries, Inc.*	2,600	96,382
Power-One, Inc.(a)*	19,262	28,700
PowerSecure International, Inc.(a)*	5,300	22,578
Preformed Line Products Co.	850	37,451
Regal-Beloit Corp.(a)	6,500	258,180
SatCon Technology Corp.(a)*	6,900	12,420
SL Industries, Inc.*	986	6,902
Spire Corp.(a)*	1,100	6,050
Technology Research Corp.	800	1,680
Thomas & Betts Corp.*	7,285	210,245
Ultralife Corp.(a)*	3,600	25,812
UQM Technologies, Inc.(a)*	5,620	14,500
Vicor Corp.(a)	9,800	70,756
Woodward Governor Co.	3,797	75,181
		3,641,741
Electronic Equipment, Instruments & Components — 2.8%
ADDvantage Technologies Group,
Inc.(a)*	2,400	3,960
Advanced Photonix, Inc.(a)*	3,300	2,079
Agilysys, Inc.	5,276	24,692
Anixter International, Inc.(a)*	3,800	142,842
Bell Microproducts, Inc.(a)*	6,400	7,360
Benchmark Electronics, Inc.*	14,710	211,824
Brightpoint, Inc.*	18,344	115,017
CalAmp Corp.*	3,779	3,023
Checkpoint Systems, Inc.*	7,800	122,382
Cogent, Inc.*	22,200	238,206
Cognex Corp.	8,900	125,757
Coherent, Inc.(a)*	6,900	142,692
Comverge, Inc.(a)*	2,361	28,568
CPI International, Inc.*	3,600	31,284
CTS Corp.	6,500	42,575
Cyberoptics Corp.*	1,700	9,690
Daktronics, Inc.(a)	9,125	70,262
DDi Corp.(a)*	3,797	17,200
Digital Theater Systems, Inc.(a)*	3,700	100,159
Echelon Corp.(a)*	12,900	109,392
Electro Rent Corp.	6,482	61,514
Electro Scientific Industries, Inc.*	6,080	67,974
FARO Technologies, Inc.(a)*	3,250	50,473
Frequency Electronics, Inc.*	1,400	5,250
Gerber Scientific, Inc.*	5,000	12,500
GTSI Corp.*	2,500	13,425
Henry Bros Electronics, Inc.(a)*	300	1,794
I.D. Systems, Inc.*	1,600	5,792
ICx Technologies, Inc.*	1,949	11,694
Insight Enterprises, Inc.*	10,250	99,015
Intelli-Check - Mobilisa, Inc.(a)*	2,900	4,988
IntriCon Corp.*	1,000	2,700
IPG Photonics Corp.(a)*	12,039	132,068
Iteris, Inc.*	7,798	10,137
Jabil Circuit, Inc.	14,968	111,063
Keithley Instruments, Inc.	3,100	12,400
L-1 Identity Solutions, Inc.(a)*	17,400	134,676
LeCroy Corp.*	2,785	10,444
Littelfuse, Inc.*	4,865	97,105
LoJack Corp.*	3,500	14,665
Mace Security International, Inc.(a)*	2,793	3,212
Maxwell Technologies, Inc.*	4,300	59,469
Measurement Specialties, Inc.*	1,500	10,575
Mechanical Technology, Inc.*	700	462
Mercury Computer Systems, Inc.*	4,900	45,325

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Merix Corp.(a)*	3,800	$2,850
Methode Electronics, Inc., Class A	8,200	57,564
MTS Systems Corp.	3,800	78,470
Multi-Fineline Electronix, Inc.*	6,500	139,100
NAPCO Security Technologies, Inc.*	4,850	5,723
Newport Corp.*	8,200	47,478
NU Horizons Electronics Corp.*	4,000	13,360
OSI Systems, Inc.*	3,300	68,805
PAR Technology Corp.*	3,000	19,170
Park Electrochemical Corp.	4,000	86,120
PC Connection, Inc.*	6,200	32,550
PC Mall, Inc.*	2,200	14,872
Perceptron, Inc.*	1,100	3,784
Planar Systems, Inc.(a)*	3,817	4,619
Plexus Corp.*	8,900	182,094
Radisys Corp.(a)*	9,800	88,298
RAE Systems, Inc.*	14,200	19,596
Remec, Inc.	4,693	3,801
Research Frontiers, Inc.(a)*	2,600	9,308
Richardson Electronics Ltd.	2,700	8,829
Rofin-Sinar Technologies, Inc.*	6,500	130,065
Rogers Corp.*	3,900	78,897
Scansource, Inc.(a)*	5,700	139,764
Smart Modular Technologies
WWH, Inc.*	2,400	5,448
Spectrum Control, Inc.*	2,800	24,640
SYNNEX Corp.(a)*	7,200	179,928
Tech Data Corp.(a)*	7,000	228,970
Technitrol, Inc.	9,000	58,230
TTM Technologies, Inc.*	9,629	76,647
Ultimate Electrs, Inc.(b),(c)	1,600	—
Universal Display Corp.(a)*	7,300	71,394
Vicon Industries, Inc.*	1,000	5,800
Vishay Intertechnology, Inc.*	38,800	263,452
Wireless Ronin Technologies, Inc.*	768	1,882
X-Rite, Inc.(a)*	6,700	10,050
Zygo Corp.*	3,600	16,776
		4,706,018
Energy Equipment & Services — 2.1%
Allis-Chalmers Energy, Inc.(a)*	8,000	18,480
Atwood Oceanics, Inc.(a)*	7,010	174,619
Basic Energy Services, Inc.(a)*	9,300	63,519
Bolt Technology Corp.(a)*	1,500	16,860
Boots & Coots International Control,
Inc.(a)*	12,900	17,931
Bristow Group, Inc.(a)*	5,200	154,076
Bronco Drilling Co., Inc.(a)*	6,000	25,680
Cal Dive International, Inc.*	14,848	128,138
CARBO Ceramics, Inc.(a)	5,350	182,970
Complete Production Services, Inc.*	16,900	107,484
Dawson Geophysical Co.*	1,100	32,835
Dril-Quip, Inc.*	8,800	335,280
ENGlobal Corp.*	6,100	30,012
Exterran Holdings, Inc.(a)*	5,500	88,220
Geokinetics, Inc.*	1,100	15,015
Global Industries Ltd.(a)*	11,704	66,245
Gulf Island Fabrication, Inc.	2,600	41,158
Gulfmark Offshore, Inc.*	4,800	132,480
Helix Energy Solutions Group, Inc.*	8,300	90,221
Hercules Offshore, Inc.(a)*	300	1,191
Hornbeck Offshore Services, Inc.*	5,800	124,062
ION Geophysical Corp.(a)*	20,200	51,914
Key Energy Services, Inc.*	14,400	82,944
Lufkin Industries, Inc.	3,100	130,355
Matrix Service Co.*	5,900	67,732
Mitcham Industries, Inc.(a)*	2,026	10,515
NATCO Group, Inc., Class A*	4,200	138,264
Natural Gas Services Group, Inc.*	2,500	33,250
Newpark Resources*	19,900	56,715
Oil States International, Inc.*	1,300	31,473
Omni Energy Services Corp.*	3,800	7,980
OYO Geospace Corp.(a)*	1,000	25,660
Parker Drilling Co.*	25,500	110,670
PHI, Inc.*	2,300	39,422
Pioneer Drilling Co.*	11,400	54,606
Royale Energy, Inc.(a)*	1,600	3,840
RPC, Inc.(a)	22,050	184,117
SEACOR Holdings, Inc.*	3,273	246,261
Sulphco, Inc.(a)*	18,300	16,836
Superior Energy Services, Inc.*	1,700	29,359
Superior Well Services, Inc.(a)*	5,300	31,535
T-3 Energy Services, Inc.*	2,100	25,011
Tetra Technologies, Inc.*	16,850	134,126
TGC Industries, Inc.*	5,897	28,718
Trico Marine Services, Inc(a)*	3,776	12,952
Union Drilling, Inc.*	5,000	33,100
Unit Corp.*	1,200	33,084
Willbros Group, Inc.*	4,300	53,793
		3,520,708
Food & Staples Retailing — 1.0%
Casey’s General Stores, Inc.	12,174	312,750
Great Atlantic & Pacific Tea Co.(a)*	13,012	55,301
Ingles Markets, Inc.	2,600	39,624
Nash Finch Co.	2,000	54,120
Pricesmart, Inc.	6,250	104,687
Ruddick Corp.(a)	10,900	255,387
Spartan Stores, Inc.	4,734	58,749
Susser Holdings Corp.*	4,500	50,355
The Andersons, Inc.(a)	4,100	122,754
The Pantry, Inc.*	5,100	84,660
United Natural Foods, Inc.*	10,300	270,375
Weis Markets, Inc.	6,390	214,193
Winn-Dixie Stores, Inc.(a)*	10,200	127,908
		1,750,863
Food Products — 1.7%
Alico, Inc.(a)	1,300	39,026
American Italian Pasta Co., Class A*	4,378	127,575
B&G Foods, Inc., Class A	4,800	40,368
Cagle’s, Inc., Class A*	1,200	5,400
Cal-Maine Foods, Inc.(a)	5,100	127,296
Calavo Growers, Inc.(a)	3,200	63,456

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food Products (Continued)
Chiquita Brands International, Inc.(a)*	10,000	$102,600
Coffee Holding Co., Inc.(a)*	600	2,100
Cuisine Solutions, Inc.*	4,000	4,440
Darling International, Inc.*	18,400	121,440
Del Monte Foods Co.	27,071	253,926
Diamond Foods, Inc.	3,800	106,020
Farmer Bros Co.(a)	3,200	73,216
Fresh Del Monte Produce, Inc.*	6,900	112,194
Green Mountain Coffee Roasters,
Inc.(a)*	1,200	70,944
Hain Celestial Group, Inc.(a)*	8,179	127,674
HQ Sustainable Maritime
Industries, Inc.*	2,478	22,674
Imperial Sugar Co.(a)	3,200	38,752
J&J Snack Foods Corp.	4,500	161,550
John B. Sanfilippo & Son, Inc.*	2,650	18,947
Lancaster Colony Corp.	7,600	334,932
Lance, Inc.	7,100	164,223
Lifeway Foods, Inc.(a)*	3,800	49,020
Monterey Gourmet Foods, Inc.(a)*	3,300	5,643
Omega Protein Corp.*	4,197	17,040
Overhill Farms, Inc.*	1,600	8,432
Pilgrim’s Pride Corp.(a)	7,300	36,427
Reddy Ice Holdings, Inc.(a)*	4,800	7,920
Rocky Mountain Chocolate Factory,
Inc.(a)	1,260	9,702
Sanderson Farms, Inc.(a)	4,600	207,000
Scheid Vineyards, Inc., Class A*	20	430
Smart Balance, Inc.*	14,800	100,788
Tasty Baking Co.	800	5,536
Tootsie Roll Industries, Inc.(a)	8,487	192,570
TreeHouse Foods, Inc.(a)*	7,400	212,898
		2,972,159
Gas Utilities — 0.8%
Chesapeake Utilities Corp.	1,564	50,877
Delta Natural Gas Co., Inc.	200	4,504
Energy West, Inc.	300	2,655
New Jersey Resources Corp.	9,451	350,065
Northwest Natural Gas Co.	6,800	301,376
RGC Resources, Inc.	200	5,100
South Jersey Industries, Inc.	6,400	223,296
Southwest Gas Corp.	9,900	219,879
The Laclede Group, Inc.	4,500	149,085
		1,306,837
Health Care Equipment & Supplies — 4.0%
Abaxis, Inc.(a) *	4,900	100,646
ABIOMED, Inc.(a)*	8,100	71,442
Accuray, Inc.*	11,400	76,038
AdvanSource Biomaterials Corp.*	3,083	1,048
Align Technology, Inc.(a)*	15,100	160,060
Alphatec Holdings, Inc.*	11,124	36,932
American Medical Systems Holdings,
Inc.(a)*	18,000	284,400
Analogic Corp.	3,000	110,850
Angiodynamics, Inc.*	5,763	76,475
Anika Therapeutics, Inc.(a)*	4,100	19,475
Arthrocare Corp.(a)*	6,000	64,800
Aspect Medical Systems, Inc.(a)*	3,900	23,049
AtriCure, Inc.(a)*	2,740	9,590
ATS Medical, Inc.(a)*	29,600	97,384
Biolase Technology, Inc.(a)*	5,500	9,295
Bovie Medical Corp.(a)*	4,900	42,679
BSD Medical Corp.(a)*	5,064	10,533
Cantel Medical Corp.*	3,950	64,108
Cardiac Science Corp.*	8,096	32,546
Cardica, Inc.(a)*	1,400	2,002
Cardiodynamics International
Corp.(a)*	671	892
Cardiovascular Systems, Inc.(a)*	1,200	9,252
CAS Medical Systems, Inc.(a)*	2,529	4,438
Conceptus, Inc.(a)*	12,100	204,490
Conmed Corp.*	7,150	110,968
CryoLife, Inc.*	6,300	34,902
Cutera, Inc.*	3,000	25,860
Cyberonics, Inc.(a)*	5,700	94,791
Cynosure, Inc., Class A*	1,100	8,415
DexCom, Inc.(a)*	8,950	55,401
Endocare, Inc.*	666	879
Endologix, Inc.(a)*	21,000	70,140
ev3, Inc.*	21,459	230,040
Exactech, Inc.*	2,535	36,758
Greatbatch, Inc.*	5,400	122,094
Haemonetics Corp.*	2,600	148,200
Hansen Medical, Inc.*	3,500	17,290
HealthTronics, Inc.*	8,197	16,476
Hill-Rom Holdings, Inc.(a)	8,800	142,736
Home Diagnostics, Inc.*	2,300	14,122
I-Flow Corp.*	4,997	34,679
ICU Medical, Inc.*	2,950	121,392
Insulet Corp.(a)*	9,100	70,070
Integra LifeSciences Holdings Corp.*	5,600	148,456
Invacare Corp.	9,357	165,151
Iridex Corp.(a)*	1,000	2,060
IRIS International, Inc.*	4,200	49,560
Kensey Nash Corp.*	2,900	76,009
LeMaitre Vascular, Inc.(a)*	800	2,528
MAKO Surgical Corp.(a)*	1,900	17,138
Medical Action Industries, Inc.*	3,650	41,793
Meridian Bioscience, Inc.(a)	8,950	202,091
Merit Medical Systems, Inc.*	5,744	93,627
Micrus Endovascular Corp.(a)*	3,700	33,448
Misonix, Inc.*	2,200	4,477
MTS Medication Technologies,
Inc.(a)*	1,300	7,293
Natus Medical, Inc.*	4,600	53,084
Neogen Corp.(a)*	3,299	95,605
NMT Medical, Inc.*	2,400	5,376
Northstar Neuroscience, Inc.*	4,100	8,241
NuVasive, Inc.(a)*	8,100	361,260
NxStage Medical, Inc.(a)*	8,000	47,200
OraSure Technologies, Inc.(a)*	11,100	27,417
Orthovita, Inc.(a)*	16,500	84,975

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Osteotech, Inc.*	4,200	$18,480
OTIX Global, Inc.*	3,720	2,976
Palomar Medical Technologies,
Inc.(a)*	7,282	106,754
Quidel Corp.(a)*	13,103	190,780
Retractable Technologies, Inc.*	1,926	1,830
Rochester Medical Corp.(a)*	1,400	18,760
Rockwell Medical Technologies,
Inc.(a)*	2,600	19,630
RTI Biologics, Inc.*	6,844	29,361
SenoRx, Inc.*	1,700	5,695
Sirona Dental Systems, Inc.(a)*	12,300	245,877
Somanetics Corp.(a)*	3,200	52,832
SonoSite, Inc.(a)*	3,400	68,204
Spectranetics Corp.*	7,200	35,496
Staar Surgical Co.(a)*	5,280	12,725
Stereotaxis, Inc.(a)*	7,600	29,488
STERIS Corp.	84	2,191
SurModics, Inc.(a)*	3,700	83,731
Symmetry Medical, Inc.*	11,100	103,452
Synovis Life Technologies, Inc.*	2,484	51,593
The Cooper Cos., Inc.(a)	9,000	222,570
Theragenics Corp.*	7,500	9,675
Thoratec Corp.*	12,896	345,355
TomoTherapy, Inc.(a)*	5,500	15,125
TranS1, Inc.(a)*	2,263	14,098
Urologix, Inc.(a)*	2,600	3,224
Uroplasty, Inc.*	2,952	2,450
Vascular Solutions, Inc.(a)*	6,500	50,830
Volcano Corp.*	10,800	150,984
West Pharmaceutical Services, Inc.	7,400	257,890
Wright Medical Group, Inc.(a)*	8,500	138,210
Young Innovations, Inc.	1,900	41,401
Zoll Medical Corp.*	4,700	90,898
		6,816,991
Health Care Providers & Services — 3.9%
Air Methods Corp.*	2,500	68,400
Alliance HealthCare Services, Inc.*	12,600	92,358
Allied Healthcare International, Inc.*	14,550	31,574
ALLION HEALTHCARE, Inc.*	6,400	38,080
Almost Family, Inc.(a)*	1,100	28,721
Amedisys, Inc.(a)*	5,666	187,091
America Service Group, Inc.*	2,000	32,140
American Caresource Holdings, Inc.*	1,300	4,862
American Dental Partners, Inc.(a)*	2,840	25,759
AMERIGROUP Corp.*	12,100	324,885
AMN Healthcare Services, Inc.*	7,300	46,574
Amsurg Corp.*	7,750	166,160
Assisted Living Concepts, Inc., Class A*	1,599	23,265
Bio-Reference Labs, Inc.(a)*	3,300	104,313
BioScrip, Inc.*	9,680	57,306
Brookdale Senior Living, Inc.(a)	7,300	71,102
Capital Senior Living Corp.*	5,400	24,570
Catalyst Health Solutions, Inc.*	11,800	294,292
Centene Corp.*	10,900	217,782
Chemed Corp.(a)	5,500	217,140
Continucare Corp.(a)*	10,600	24,698
Corvel Corp.*	2,550	58,063
Cross Country Healthcare, Inc.(a)*	6,900	47,403
Dialysis Corp. Of America*	2,100	10,521
Dynacq Healthcare, Inc.(a)*	1,300	4,095
Emergency Medical Services Corp.,
Class A*	1,000	36,820
Emeritus Corp.(a)*	7,900	104,359
Five Star Quality Care, Inc.*	12,800	24,448
Genoptix, Inc.(a)*	1,864	59,629
Gentiva Health Services, Inc.*	6,500	106,990
Hanger Orthopedic Group, Inc.*	5,400	73,386
Health Grades, Inc.*	6,300	24,633
Health Management Associates, Inc.,
Class A*	49,300	243,542
Healthsouth Corp.(a)*	18,900	272,916
Healthspring, Inc.*	14,900	161,814
Healthways, Inc.*	6,798	91,433
HMS Holdings Corp.*	5,100	207,672
Hooper Holmes, Inc.*	15,500	6,820
Integramed America, Inc.(a)*	1,987	14,426
inVentiv Health, Inc.*	7,500	101,475
IPC The Hospitalist Co., Inc.*	1,782	47,562
Kindred Healthcare, Inc.*	8,800	108,856
Landauer, Inc.	1,300	79,742
LCA-Vision, Inc.*	5,917	24,970
LHC Group, Inc.(a)*	3,800	84,398
LifePoint Hospitals, Inc.(a)*	6,200	162,750
Magellan Health Services, Inc.*	11,300	370,866
Medcath Corp.*	4,400	51,744
Mednax, Inc.*	1,175	49,503
Metropolitan Health Networks,
Inc.(a)*	12,313	24,749
Molina Healthcare, Inc.*	6,500	155,480
MWI Veterinary Supply, Inc.*	2,700	94,122
National Healthcare Corp.(a)	3,000	113,820
Nighthawk Radiology Holdings, Inc.*	5,800	21,460
NovaMed, Inc.(a)*	5,800	22,910
Odyssey HealthCare, Inc.*	12,650	130,042
PDI, Inc.*	3,600	14,760
PharMerica Corp.(a)*	3,440	67,527
PHC, Inc., Class A(a)*	4,300	6,020
Prospect Medical Holdings, Inc.(a)*	1,000	3,810
Providence Service Corp.*	4,498	49,253
PSS World Medical, Inc.(a)*	24,238	448,645
Psychemedics Corp.	400	2,752
Psychiatric Solutions, Inc.(a)*	6,120	139,169
RadNet, Inc.(a)*	8,150	18,338
RehabCare Group, Inc.*	4,200	100,506
Res-Care, Inc.*	10,700	153,010
Skilled Healthcare Group, Inc.,
Class A*	2,200	16,500
SRI/Surgical Express, Inc.(a)*	1,100	1,628
Sun Healthcare Group, Inc.*	10,400	87,776
Sunrise Senior Living, Inc.*	6,800	11,220
The Ensign Group, Inc.	1,700	24,191
Triple-S Management Corp., Class B*	2,100	32,739

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
U.S. Physical Therapy, Inc.*	2,650	$39,087
Universal American Corp.*	13,700	119,464
Virtual Radiologic Corp.(a)*	900	8,127
WellCare Health Plans, Inc.(a)*	3,000	55,470
		6,674,483
Health Care Technology — 1.1%
A.D.A.M., Inc.(a)*	1,200	3,456
Allscripts-Misys Healthcare Solutions,
Inc.(a)	17,815	282,546
AMICAS, Inc.(a)*	12,660	35,195
Arrhythmia Research Technology,
Inc.(a)*	200	606
athenahealth, Inc.(a)*	2,800	103,628
Computer Programs & Systems,
Inc.(a)	2,300	88,113
Eclipsys Corp.*	8,000	142,240
etrials Worldwide, Inc.(a)*	2,200	4,928
HealthStream, Inc.(a)*	5,236	13,195
HLTH Corp.(a)*	11,020	144,362
MedAssets, Inc.*	5,909	114,930
MedQuist, Inc.(a)	4,200	25,536
Merge Healthcare, Inc.(a)*	3,900	16,770
Omnicell, Inc.*	7,300	78,475
Phase Forward, Inc.*	9,700	146,567
Proxymed, Inc.*	4,900	19
Quadramed Corp.*	2,000	13,940
Quality Systems, Inc.(a)	11,355	646,781
Transcend Services, Inc.*	300	4,755
Vital Images, Inc.*	3,400	38,590
		1,904,632
Hotels, Restaurants & Leisure — 3.3%
AFC Enterprises, Inc.*	4,200	28,350
Ambassadors Group, Inc.(a)	4,300	59,211
Ambassadors International, Inc.*	2,097	629
Ameristar Casinos, Inc.(a)	12,900	245,487
Bally Technologies, Inc.*	5,470	163,662
Benihana, Inc., Class A*	1,150	7,832
Benihana, Inc.(a)*	2,300	14,536
BJ’s Restaurants, Inc.(a)*	6,000	101,220
Bluegreen Corp.(a)*	7,100	17,892
Bob Evans Farms, Inc.	7,000	201,180
Boyd Gaming Corp.*	8,700	73,950
Brinker International, Inc.	11,110	189,203
Buffalo Wild Wings, Inc.(a)*	4,000	130,080
California Pizza Kitchen, Inc.(a)*	5,450	72,430
Caribou Coffee Co., Inc.(a)*	4,438	28,492
Carrols Restaurant Group, Inc.*	8,600	57,276
CEC Entertainment, Inc.*	5,150	151,822
Churchill Downs, Inc.	3,300	111,078
CKE Restaurants, Inc.	11,800	100,064
Cosi, Inc.(a)*	5,389	3,395
Cracker Barrel Old Country Store, Inc.	5,000	139,500
DineEquity, Inc.(a)	3,900	121,641
Domino’s Pizza, Inc.(a)*	12,753	95,520
Dover Downs Gaming & Entertainment,
Inc.(a)	3,400	15,810
Dover Motorsports, Inc.(a)	4,000	5,680
Einstein Noah Restaurant Group, Inc.*	3,600	31,140
Empire Resorts, Inc.(a)*	4,700	8,507
Famous Dave’s Of America, Inc.*	2,145	13,170
FortuNet, Inc.	1,700	2,244
Full House Resorts, Inc.*	4,300	9,911
Gaming Partners International Corp.*	1,300	6,630
Gaylord Entertainment Co.(a)*	9,022	114,670
Great Wolf Resorts, Inc.*	8,725	17,799
International Speedway Corp.,
Class A	3,798	97,267
Interstate Hotels & Resorts, Inc.*	7,028	5,622
Interval Leisure Group, Inc.*	5,100	47,532
Isle of Capri Casinos, Inc.*	7,000	93,240
J. Alexander’s Corp.*	800	3,220
Jack in the Box, Inc.*	14,400	323,280
Kona Grill, Inc.*	1,540	5,174
Krispy Kreme Doughnuts, Inc.*	8,900	26,700
Lakes Entertainment, Inc.(a)*	4,300	12,513
Landry’s Restaurants, Inc.(a)*	4,400	37,840
Life Time Fitness, Inc.*	8,900	178,089
Lodgian, Inc.(a)*	5,400	7,020
Luby’s, Inc.*	7,260	29,476
McCormick & Schmick’s Seafood
Restaurants, Inc.*	1,080	8,219
Monarch Casino & Resort, Inc.(a)*	3,600	26,280
Morgans Hotel Group Co.(a)*	6,600	25,278
Morton’s Restaurant Group, Inc.(a)*	3,100	9,300
MTR Gaming Group, Inc.(a)*	6,300	15,750
Multimedia Games, Inc.(a)*	6,030	29,909
Nathan’s Famous, Inc.*	1,385	18,559
Nevada Gold & Casinos, Inc.*	1,712	2,311
O’Charleys, Inc.(a)	4,820	44,585
Orient-Express Hotels Ltd.(a)	1,600	13,584
P.F. Chang’s China Bistro, Inc.(a)*	5,870	188,192
Papa John’s International, Inc.*	6,315	156,549
Peet’s Coffee & Tea, Inc.(a)*	2,900	73,080
Pinnacle Entertainment, Inc.*	12,199	113,329
PokerTek, Inc.(a)*	1,700	1,343
Premier Exhibitions, Inc.(a)*	6,300	4,590
Red Lion Hotels Corp.*	4,500	21,600
Red Robin Gourmet Burgers, Inc.(a)*	3,300	61,875
Rick’s Cabaret International, Inc.(a)*	2,209	13,475
Rubio’s Restaurants, Inc.(a)*	1,700	10,591
Ruby Tuesday, Inc.(a)*	8,900	59,274
Ruth’s Hospitality Group, Inc.(a)*	5,100	18,717
Scientific Games Corp., Class A*	4,563	71,959
Shuffle Master, Inc.*	8,462	55,934
Silverleaf Resorts, Inc.*	6,633	8,557
Sonic Corp.(a)*	13,575	136,157
Speedway Motorsports, Inc.(a)	9,700	133,472
Texas Roadhouse, Inc., Class A(a)*	15,300	166,923
The Cheesecake Factory, Inc.(a)*	13,476	233,135
The Marcus Corp.	4,500	47,340
The Steak n Shake Co.(a)*	6,400	55,936

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Town Sports International Holdings,
Inc.(a)*	8,000	$30,000
Vail Resorts, Inc.*	8,330	223,411
VCG Holding Corp.*	3,700	7,844
WMS Industries, Inc.(a)*	11,250	354,487
		5,648,529
Household Durables — 1.5%
American Greetings Corp., Class A(a)	9,420	110,026
Bassett Furniture Industries, Inc.	2,600	7,150
Beazer Homes USA, Inc.(a) *	3,700	6,771
Blyth, Inc.	2,000	65,580
Brookfield Homes Corp.(a)*	3,000	12,000
California Coastal Communities,
Inc.(a)*	1,800	2,484
Cavalier Homes, Inc.*	4,000	10,920
Cavco Industries, Inc.(a)*	1,100	27,863
Centex Corp.	8,348	70,624
Craftmade International, Inc.*	400	856
CSS Industries, Inc.	2,100	42,798
Dixie Group, Inc.*	2,300	6,693
Ethan Allen Interiors, Inc.(a)	7,100	73,556
Furniture Brands International, Inc.(a)	11,300	34,239
Harman International Industries, Inc.(a)	5,300	99,640
Helen of Troy Ltd.*	3,400	57,086
Hooker Furniture Corp.	2,100	24,108
Hovnanian Enterprises, Inc.,
Class A(a)*	5,500	12,980
iRobot Corp.(a)*	5,000	64,900
Jarden Corp.*	15,343	287,681
KB Home(a)	12,300	168,264
La-Z-Boy, Inc.	11,200	52,864
Lennar Corp., Class A	14,040	136,048
Libbey, Inc.(a)	3,650	5,146
Lifetime Brands, Inc.(a)	3,200	13,056
M.D.C. Holdings, Inc.	7,575	228,083
M/I Homes, Inc.*	1,500	14,685
Meritage Homes Corp.*	3,700	69,782
National Presto Industries, Inc.	1,000	76,100
Orleans Homebuilders, Inc.(a)*	4,953	8,370
Palm Harbor Homes, Inc.(a)*	4,600	9,890
Russ Berrie & Co., Inc.(a)*	5,342	20,887
Ryland Group, Inc.(a)	9,600	160,896
Sealy Corp.(a)*	29,400	57,624
Skyline Corp.(a)	1,200	26,100
Standard Pacific Corp.(a)*	9,700	19,691
Stanley Furniture Co., Inc.(a)	701	7,564
Tempur-Pedic International, Inc.(a)	7,880	102,992
Tupperware Brands Corp.	11,100	288,822
Universal Electronics, Inc.*	2,800	56,476
		2,541,295
Household Products — 0.2%
Central Garden and Pet Co.(a)*	5,300	58,247
Central Garden and Pet Co., Class A*	8,400	82,740
WD-40 Co.	5,000	145,000
		285,987
Industrial Conglomerates — 0.4%
Carlisle Cos, Inc.	8,500	204,340
Otter Tail Corp.(a)	7,214	157,554
Raven Industries, Inc.(a)	3,600	92,160
Standex International Corp.	2,700	31,320
Tredegar Corp.	8,700	115,884
United Capital Corp.(a)*	1,250	22,900
		624,158
Insurance — 2.7%
21st Century Holding Co.(a)	1,000	3,220
Affirmative Insurance Holdings, Inc.(a)	3,262	11,580
American Equity Investment Life
Holding Co.(a)	12,000	66,960
American Physicians Capital, Inc.	1,950	76,362
American Safety Insurance
Holdings Ltd.*	200	2,722
Amerisafe, Inc.*	3,800	59,128
Amtrust Financial Services, Inc.	7,778	88,669
Argo Group International
Holdings Ltd.*	3,920	110,622
Assured Guaranty Ltd.(a)	8,300	102,754
Baldwin & Lyons, Inc., Class B	1,300	25,610
Citizens, Inc., Class A(a)*	10,658	64,801
CNA Surety Corp.*	10,600	142,994
Crawford & Co., Class B(a)*	1,300	6,240
Crawford & Co., Class A*	800	2,920
Delphi Financial Group, Inc., Class S	9,225	179,242
Donegal Group, Inc., Class A	4,648	70,696
Eastern Insurance Holdings, Inc.	1,700	15,997
eHealth, Inc.*	2,682	47,364
EMC Insurance Group, Inc.(a)	3,800	79,078
Employers Holdings, Inc.	6,333	85,812
Enstar Group Ltd.*	734	43,196
FBL Financial Group, Inc., Class A(a)	6,500	53,690
First Acceptance Corp.(a)*	15,539	33,098
First Mercury Financial Corp.	2,000	27,540
Flagstone Reinsurance Holdings Ltd.	8,500	87,550
FPIC Insurance Group, Inc.*	2,600	79,612
Greenlight Capital Re Ltd.*	3,200	55,392
Hallmark Financial Services*	5,700	40,755
Harleysville Group, Inc.	6,800	191,896
Hilltop Holdings, Inc.(a)*	6,900	81,903
Horace Mann Educators Corp.	8,800	87,736
Independence Holding Co.	3,200	20,352
Infinity Property & Casualty Corp.	4,300	156,778
Max Capital Group Ltd.	6,090	112,421
MBIA, Inc.(a)*	16,700	72,311
Meadowbrook Insurance Group, Inc.	13,262	86,601
Mercer Insurance Group, Inc.	1,100	17,490
Montpelier Re Holdings Ltd.	9,910	131,704
National Financial Partners Corp.(a)	5,600	40,992
National Interstate Corp.	4,200	63,756
Navigators Group, Inc.*	3,600	159,948

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
NYMAGIC, Inc.	1,100	$15,268
OneBeacon Insurance Group Ltd.	2,100	24,549
PMA Capital Corp., Class A*	6,100	27,755
Presidential Life Corp.	5,600	42,392
Protective Life Corp.	7,453	85,262
RLI Corp.	5,800	259,840
Safety Insurance Group, Inc.	3,900	119,184
SeaBright Insurance Holdings, Inc.*	4,800	48,624
Selective Insurance Group	13,800	176,226
Specialty Underwriters’ Alliance, Inc.*	1,400	8,876
StanCorp Financial Group, Inc.	3,900	111,852
State Auto Financial Corp.	9,900	173,250
Stewart Information Services Corp.	2,900	41,325
The Phoenix Companies, Inc.(a)*	18,100	30,227
Tower Group, Inc.	4,700	116,466
Unico American Corp.	1,700	13,005
United America Indemnity Ltd.*	2,496	11,956
United Fire & Casualty Co.	6,100	104,615
Unitrin, Inc.	6,530	78,491
Universal Insurance Holdings, Inc.(a)	8,650	43,423
National Insurance Corp.	9,650	209,791
		4,629,869
Internet & Catalog Retail — 0.3%
1-800-Flowers.com, Inc., Class A*	5,700	10,944
Blue Nile, Inc.(a)*	2,900	124,671
dELiA*s, Inc.(a)*	5,186	12,343
Drugstore.Com, Inc.(a)*	23,024	41,904
Hollywood Media Corp.(a)*	15,000	23,400
HSN, Inc.*	5,600	59,192
NutriSystem, Inc.	4,100	59,450
Orbitz Worldwide, Inc.*	4,800	9,120
Overstock.com, Inc.(a)*	4,600	55,016
PetMed Express, Inc.(a)*	8,500	127,755
Shutterfly, Inc.*	2,229	31,094
Stamps.com, Inc.*	4,050	34,344
		589,233
Internet Software & Services — 2.1%
Art Technology Group, Inc.*	31,900	121,220
Bankrate, Inc.(a)*	4,000	100,960
comScore, Inc.(a)*	3,170	42,224
Constant Contact, Inc.(a)*	2,579	51,167
DealerTrack Holdings, Inc.*	8,700	147,900
Dice Holdings, Inc.(a)*	6,200	28,830
Digital River, Inc.*	8,400	305,088
DivX, Inc.(a)*	4,500	24,705
Earthlink, Inc.*	24,400	180,804
EDGAR Online, Inc.(a)*	6,200	8,246
Goldleaf Financial Solutions, Inc.*	8,500	4,930
GSI Commerce, Inc.(a)*	9,600	136,800
Imergent, Inc.(a)	2,700	18,900
Infospace, Inc.*	7,200	47,736
Innodata Isogen, Inc.*	5,684	24,896
Internap Network Services Corp.(a)*	11,700	40,833
Internet Brands, Inc., Class A(a)*	4,446	31,122
Internet Capital Group, Inc.*	8,600	57,878
Ipass, Inc.*	14,400	23,040
j2 Global Communications, Inc.*	9,900	223,344
Keynote Systems, Inc.*	3,280	25,059
Limelight Networks, Inc.*	8,779	38,628
Liquidity Services, Inc.*	6,300	62,118
Looksmart Ltd.*	3,800	5,054
LoopNet, Inc.(a)*	13,200	102,300
Marchex, Inc., Class B	6,400	21,568
ModusLink Global Solutions, Inc.*	10,390	71,275
Move, Inc.*	34,500	74,520
NIC, Inc.	15,000	101,550
Omniture, Inc.(a)*	14,901	187,157
Onvia, Inc.(a)*	1,000	5,630
Openwave Systems, Inc.*	18,733	41,962
Perficient, Inc.*	7,000	48,930
RealNetworks, Inc.*	30,400	90,896
Saba Software, Inc.(a)*	6,949	26,754
SAVVIS, Inc.*	6,900	79,074
Selectica, Inc.*	6,778	2,847
Spark Networks, Inc.*	6,600	15,180
support.com, Inc.*	10,400	22,672
Switch & Data Facilities Co., Inc.(a)*	3,800	44,574
TechTarget, Inc.*	800	3,200
Terremark Worldwide, Inc.*	12,100	69,938
The Knot, Inc.(a)*	6,500	51,220
TheStreet.com, Inc.(a)	7,200	15,048
Tower Automotive, Inc.(b),(c)	6,500	—
Track Data Corp.(a)*	300	843
Travelzoo, Inc.(a)*	3,225	35,314
United Online, Inc.	35,156	228,866
Valueclick, Inc.*	12,400	130,448
Vignette Corp.*	5,310	69,826
VistaPrint Ltd.(a)*	4,560	194,484
Vocus, Inc.*	4,300	84,968
Web.com Group, Inc.*	6,313	35,542
WebMD Health Corp.(a)*	1,200	35,904
Zix Corp.(a)*	13,620	20,430
		3,664,402
IT Services — 2.2%
Acorn Factor, Inc.*	500	1,450
Acxiom Corp.	17,600	155,408
CACI International, Inc., Class A*	6,100	260,531
Cass Information Systems, Inc.(a)	1,000	32,740
Ciber, Inc.*	11,900	36,890
Computer Task Group, Inc.*	3,700	22,570
Convergys Corp.*	14,800	137,344
CSG Systems International, Inc.*	10,600	140,344
Cybersource Corp.(a)*	15,631	239,154
Edgewater Technology, Inc.*	2,300	5,934
eLoyalty Corp.*	1,512	11,915
Euronet Worldwide, Inc.*	11,300	219,107
ExlService Holdings, Inc.*	6,500	72,865
Forrester Research, Inc.*	5,200	127,660
Gartner, Inc., Class A*	3,700	56,462
Global Cash Access Holdings, Inc.(a)*	18,692	148,788
Hackett Group, Inc.(a)*	8,900	20,737

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services (Continued)
Heartland Payment Systems, Inc.	5,300	$50,721
iGate Corp.	12,235	80,996
infoGROUP, Inc.*	12,800	73,088
Integral Systems, Inc.*	4,000	33,280
Intelligroup, Inc.(a)*	1,500	2,295
INX, Inc.*	400	2,160
Lionbridge Technologies*	13,100	24,104
Mastech Holdings, Inc.(a)*	849	2,946
MAXIMUS, Inc.	4,400	181,500
NCI, Inc., Class A(a)*	1,800	54,756
NeuStar, Inc., Class A(a)*	4,436	98,302
Online Resources Corp.*	6,600	41,184
Perot Systems Corp., Class A*	1,650	23,645
Rainmaker Systems, Inc.*	4,500	6,750
RightNow Technologies, Inc.*	8,163	96,323
Sapient Corp.*	28,600	179,894
SRA International, Inc., Class A*	9,500	166,820
StarTek, Inc.*	3,323	26,650
Syntel, Inc.(a)	9,300	292,392
TechTeam Global, Inc.*	1,700	11,118
TeleTech Holdings, Inc.*	13,200	199,980
Tier Technologies, Inc., Class B*	3,900	29,952
TNS, Inc.*	4,600	86,250
Unisys Corp.*	36,900	55,719
VeriFone Holdings, Inc.(a)*	7,500	56,325
Virtusa Corp.*	2,576	20,685
WPCS International, Inc.*	1,000	3,250
Wright Express Corp.*	8,700	221,589
		3,812,573
Leisure Equipment & Products — 0.5%
Aldila, Inc.(a)*	1,930	5,404
Arctic Cat, Inc.(a)	1,340	5,414
Brunswick Corp.(a)	13,900	60,048
Callaway Golf Co.(a)	14,500	73,515
Concord Camera Corp.(a)*	540	1,582
Cybex International, Inc.*	4,100	4,592
Escalade, Inc.(a)*	1,950	1,657
GameTech International, Inc.*	2,100	3,486
Jakks Pacific, Inc.*	6,200	79,546
Johnson Outdoors, Inc., Class A	1,000	5,510
Leapfrog Enterprises, Inc.(a)*	8,100	18,549
Marine Products Corp.(a)	8,200	30,750
Nautilus, Inc.(a)*	6,900	7,797
Polaris Industries, Inc.	7,300	234,476
Pool Corp.(a)	6,700	110,952
RC2 Corp.*	3,900	51,597
Smith & Wesson Holding Corp.(a)*	8,700	49,416
Sport Supply Group, Inc.(a)	4,900	42,091
Steinway Musical Instruments(a)*	1,800	19,260
Sturm Ruger & Co., Inc.(a)	6,513	81,022
		886,664
Life Sciences Tools & Services — 1.2%
Accelrys, Inc.*	6,100	36,051
Affymetrix, Inc.*	15,851	93,996
Albany Molecular Research, Inc.*	7,100	59,569
AMAG Pharmaceuticals, Inc.(a)*	3,900	213,213
AMDL, Inc.(a)*	3,000	2,250
Arrowhead Research Corp.*	5,800	2,551
Bio-Imaging Technologies, Inc.*	3,200	11,456
Bruker Corp.*	19,668	182,126
Caliper Life Sciences, Inc.(a)*	10,921	19,330
Cambrex Corp.*	5,900	24,308
Clinical Data, Inc.(a)*	7,573	83,455
CombiMatrix Corp.(a)*	502	3,514
Dionex Corp.*	4,000	244,120
Enzo Biochem, Inc.(a)*	8,067	35,737
eResearchTechnology, Inc.*	11,450	71,105
Exelixis, Inc.(a)*	25,100	122,237
Harvard Bioscience, Inc.(a)*	6,881	27,180
Kendle International, Inc.(a)*	3,000	36,720
Luminex Corp.(a)*	8,700	161,298
Medtox Scientific, Inc.*	3,300	31,119
Nektar Therapeutics(a)*	23,478	152,137
Parexel International Corp.*	12,400	178,312
Sequenom, Inc.(a)*	13,133	51,350
SeraCare Life Sciences, Inc.*	3,373	3,508
Strategic Diagnostics, Inc.*	7,150	8,294
Varian, Inc.*	6,500	256,295
		2,111,231
Machinery — 3.1%
3D Systems Corp.*	5,100	36,771
Actuant Corp., Class A	11,400	139,080
Alamo Group, Inc.	2,000	20,200
Albany International Corp., Class A	6,000	68,280
Altra Holdings, Inc.*	4,400	32,956
American Railcar Industries, Inc.(a)	1,900	15,694
Ampco-Pittsburgh Corp.	2,200	51,590
Astec Industries, Inc.(a)*	5,000	148,450
Badger Meter, Inc.(a)	3,000	123,000
Baldwin Technology Co., Class A*	2,900	2,900
Barnes Group, Inc.(a)	12,100	143,869
Basin Water, Inc.(a)*	3,700	1,480
Blount International, Inc.(a)*	10,700	92,127
Briggs & Stratton Corp.(a)	11,900	158,746
Cascade Corp.(a)	2,400	37,752
Chart Industries, Inc.*	6,200	112,716
CIRCOR International, Inc.	3,400	80,274
CLARCOR, Inc.(a)	29	847
Columbus McKinnon Corp.*	3,900	49,335
Commercial Vehicle Group, Inc.(a)*	3,800	5,472
Crane Co.	6,400	142,784
Dynamic Materials Corp.(a)	2,800	53,984
EnPro Industries, Inc.(a)*	4,600	82,846
ESCO Technologies, Inc.(a)*	5,700	255,360
Federal Signal Corp.	10,659	81,541
Flanders Corp.(a)*	5,805	35,469
Flow International Corp.*	9,100	21,385
FreightCar America, Inc.(a)	2,400	40,344
Gardner Denver, Inc.*	6,700	168,639
Graco, Inc.(a)	8,291	182,568
Graham Corp.	1,000	13,300

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Greenbrier Cos, Inc.(a)	3,700	$26,603
Hardinge, Inc.	2,400	10,200
Hurco Cos, Inc.*	1,000	15,630
John Bean Technologies Corp.	2,800	35,056
Kadant, Inc.*	3,400	38,386
Kaydon Corp.(a)	6,200	201,872
Kennametal, Inc.	8,010	153,632
Key Technology, Inc.*	1,100	10,879
Lindsay Corp.(a)	2,500	82,750
Lydall, Inc.*	2,900	9,860
Manitex International, Inc.*	1,300	1,118
Met-Pro Corp.(a)	4,417	47,792
Mfri, Inc.*	1,700	10,506
Middleby Corp.(a)*	4,140	181,829
Miller Industries, Inc.*	2,200	19,360
Mueller Industries, Inc.	8,400	174,720
Mueller Water Products, Inc., Class A	22,900	85,646
NACCO Industries, Inc., Class A	1,000	28,720
NN, Inc.	3,000	5,040
Nordson Corp.(a)	7,700	297,682
Omega Flex, Inc.(a)	1,500	22,740
Oshkosh Corp.(a)	7,500	109,050
PMFG, Inc.(a)*	1,700	14,977
Portec Rail Products, Inc.	2,000	19,700
RBC Bearings, Inc.*	4,700	96,115
Robbins & Myers, Inc.	7,837	150,862
Sauer-Danfoss, Inc.(a)	10,900	66,817
Sun Hydraulics Corp.(a)	3,800	61,446
Supreme Industries, Inc., Class A*	1,197	1,915
Tecumseh Products Co., Class A*	2,100	20,391
Tennant Co.	4,100	75,399
The Gorman-Rupp Co.(a)	3,125	63,031
Timken Co.	9,360	159,869
Titan International, Inc.(a)	7,375	55,091
Toro Co.(a)	6,900	206,310
Trimas Corp.(a)*	2,900	9,773
Trinity Industries, Inc.(a)	7,900	107,598
Twin Disc, Inc.	2,200	14,982
Valmont Industries, Inc.	59	4,253
Wabash National Corp.	8,200	5,740
Watts Water Technologies, Inc.,
Class A(a)	7,500	161,550
Xerium Technologies, Inc.*	9,414	10,355
		5,275,004
Marine — 0.2%
Alexander & Baldwin, Inc.(a)	5,800	135,952
American Commercial Lines, Inc.(a)*	2,850	44,118
Eagle Bulk Shipping, Inc.(a)	10,600	49,714
Genco Shipping & Trading Ltd.(a)	3,500	76,020
Horizon Lines, Inc., Class A(a)	6,800	26,248
		332,052
Media — 1.3%
4Kids Entertainment, Inc.(a)*	2,900	6,061
AH Belo Corp., Class A(a)	4,580	4,488
Alloy, Inc.*	3,420	18,092
Arbitron, Inc.	5,900	93,751
Atrinsic, Inc.(a)*	2,163	2,898
Ballantyne of Omaha, Inc.(a)*	3,464	7,171
Beasley Broadcasting Group, Inc.,
Class A	1,657	3,629
Belo Corp., Class A	19,900	35,621
Carmike Cinemas, Inc.	2,800	23,464
Cinemark Holdings, Inc.	14,200	160,744
Crown Media Holdings, Inc.,
Class A(a)*	17,800	29,726
Cumulus Media, Inc., Class A(a)*	6,400	5,952
Dolan Media Co.*	3,600	46,044
EDCI Holdings, Inc.*	1,485	7,796
Entercom Communications Corp.,
Class A(a)	5,260	8,048
Entravision Communications Corp.*	9,100	4,368
EW Scripps Co., Class A(a)	3,000	6,270
Fisher Communications, Inc.(a)	1,100	14,069
Global Traffic Network, Inc.(a)*	1,500	5,685
Harris Interactive, Inc.*	14,810	6,072
Harte-Hanks, Inc.(a)	19,600	181,300
Here Media, Inc.(c),(a)	499	—
Here Media, Inc. Spl Shrs(c),(a)	499	—
Journal Communications, Inc.,
Class A	10,000	10,500
Knology, Inc.*	9,095	78,490
Lee Enterprises, Inc.(a)	8,463	4,485
Liberty Media Corp. - Capital,
Series A*	19,200	260,352
Lin TV Corp., Class A*	6,700	11,256
Live Nation, Inc.(a)*	15,700	76,302
LodgeNet Interactive Corp.(a)*	6,600	22,440
Martha Stewart Living Omnimedia,
Class A*	5,600	17,136
Media General, Inc., Class A(a)	5,000	10,550
Mediacom Communications Corp.,
Class A*	13,700	70,007
Meredith Corp.	5,000	127,750
National CineMedia, Inc.	5,863	80,675
New Frontier Media, Inc.(a)*	7,900	18,960
Outdoor Channel Holdings, Inc.(a)*	9,100	53,690
Playboy Enterprises, Inc., Class B(a)*	5,900	14,809
Primedia, Inc.(a)	12,100	24,321
RCN Corp.*	8,400	50,148
Rentrak Corp.*	1,900	31,217
Saga Communications, Inc.*	837	4,311
Salem Communications Corp.,
Class A*	3,500	3,360
Scholastic Corp.	8,100	160,299
Sinclair Broadcast Group, Inc.,
Class A(a)	10,500	20,370
The New York Times Co., Class A(a)	20,000	110,200
Valassis Communications, Inc.*	10,800	65,988
Voyager Learning Co.*	6,300	21,735
Warner Music Group Corp.*	20,000	117,000
World Wrestling Entertainment, Inc.,
Class A(a)	3,500	43,960

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media (Continued)
WPT Enterprises, Inc.(a)*	2,059	$2,471
Xanadoo Co.(a)*	10	2,900
		2,186,931
Metals & Mining — 0.9%
A.M. Castle & Co.	5,100	61,608
AMCOL International Corp.(a)	6,800	146,744
Brush Engineered Materials, Inc.*	4,600	77,050
Carpenter Technology Corp.	4,000	83,240
Coeur d’Alene Mines Corp.*	800	9,840
Friedman Industries	700	3,801
General Moly, Inc.(a)*	13,500	29,970
Haynes International, Inc.(a)*	2,200	52,140
Hecla Mining Co.(a)*	28,800	77,184
Horsehead Holding Corp.*	3,474	25,881
Kaiser Aluminum Corp.	4,533	162,780
Mines Management, Inc.(a)*	8,088	12,132
Olympic Steel, Inc.(a)	2,400	58,728
Royal Gold, Inc.	3,700	154,290
RTI International Metals, Inc.(a)*	5,200	91,884
Schnitzer Steel Industries, Inc.,
Class A(a)	1,740	91,977
Solitario Exploration & Royalty Corp.*	1,000	1,850
Stillwater Mining Co.*	21,000	119,910
Titanium Metals Corp.	4,500	41,355
Universal Stainless & Alloy*	1,400	22,778
US Gold Corp.*	6,000	15,840
Worthington Industries, Inc.(a)	17,700	226,383
		1,567,365
Multi-Utilities — 0.6%
Avista Corp.	12,400	220,844
Black Hills Corp.	7,800	179,322
CH Energy Group, Inc.	3,800	177,460
Florida Public Utilities Co.(a)	1,185	16,626
NorthWestern Corp.	8,500	193,460
PNM Resources, Inc.	17,350	185,818
		973,530
Multiline Retail — 0.3%
99 Cents Only Stores(a)*	9,500	129,010
Dillard’s, Inc., Class A(a)	14,700	135,240
Duckwall-ALCO Stores, Inc.(a)*	200	3,254
Fred’s, Inc.	8,987	113,236
Retail Ventures, Inc.*	9,900	21,582
Saks, Inc.*	7,200	31,896
The Bon-Ton Stores, Inc.(a)	2,700	9,153
Tuesday Morning Corp.*	4,800	16,176
		459,547
Office Electronics — 0.1%
Zebra Technologies Corp., Class A*	8,240	194,958

Oil, Gas & Consumable Fuels — 2.6%
Abraxas Petroleum Corp.(a)*	19,200	18,240
Adams Resources & Energy, Inc.	900	15,435
Alon USA Energy, Inc.(a)	10,500	108,675
American Oil & Gas, Inc.*	12,900	12,900
Approach Resources, Inc.*	1,900	13,110
Arena Resources, Inc.(a)*	8,200	261,170
Atlas America, Inc.(a)	8,808	157,399
ATP Oil & Gas Corp.(a)*	8,100	56,376
Berry Petroleum Co., Class A(a)	9,600	178,464
Bill Barrett Corp.(a)*	8,600	236,156
BPZ Resources, Inc.(a)*	17,000	83,130
Brigham Exploration Co.*	10,500	36,645
Callon Petroleum Co.(a)*	3,700	7,326
Cano Petroleum, Inc.(a)*	9,900	9,405
Carrizo Oil & Gas, Inc.(a)*	6,200	106,330
Cheniere Energy, Inc.(a)*	11,400	33,516
Clayton Williams Energy, Inc.*	2,100	39,627
Clean Energy Fuels Corp.(a)*	5,000	43,050
Contango Oil & Gas Co.*	3,500	148,715
CREDO Petroleum Corp.(a)*	1,000	10,680
Crosstex Energy, Inc.	6,060	25,210
CVR Energy, Inc.(a)*	10,200	74,766
Delek US Holdings, Inc.	12,078	102,421
Delta Petroleum Corp.(a)*	16,219	31,303
Double Eagle Petroleum Co.(a)*	1,550	7,719
Edge Petroleum Corp.(a)*	6,800	3,998
Encore Acquisition Co.*	4,411	136,079
Evolution Petroleum Corp.*	6,400	16,640
FieldPoint Petroleum Corp.(a)*	1,200	2,400
Foundation Coal Holdings, Inc.	4,900	137,739
FX Energy, Inc.(a)*	8,650	32,784
General Maritime Corp.	5,896	58,311
GeoMet, Inc.(a)*	4,682	5,150
GeoPetro Resources Co.*	5,700	2,679
Georesources, Inc.*	2,300	23,460
GMX Resources, Inc.(a)*	2,600	27,664
Goodrich Petroleum Corp.(a)*	5,932	145,868
Gulfport Energy Corp.*	9,638	66,020
Harvest Natural Resources, Inc.(a)*	7,400	32,634
HKN, Inc.(a)*	2,400	6,120
Holly Corp.(a)	6,400	115,072
Houston American Energy Corp.(a)	8,700	15,921
Hyperdynamics Corp.(a)*	5,500	2,310
International Coal Group, Inc.*	19,900	56,914
James River Coal Co.*	3,300	49,929
Mariner Energy, Inc.(a)*	9,965	117,089
McMoRan Exploration Co.(a)*	12,200	72,712
Meridian Resource Corp.*	21,400	7,490
National Coal Corp.(a)*	9,600	11,424
Northern Oil And Gas, Inc.*	4,200	26,754
Overseas Shipholding Group, Inc.(a)	3,700	125,948
Panhandle Oil and Gas, Inc.	600	11,778
Parallel Petroleum Corp.*	8,300	16,102
Patriot Coal Corp.(a)*	7,200	45,936
Penn Virginia Corp.	3,800	62,206
Petroleum Development Corp.*	2,800	43,932
Petroquest Energy, Inc.(a)*	11,000	40,590
Rex Energy Corp.*	2,600	14,820
Rosetta Resources, Inc.*	11,700	102,375
St. Mary Land & Exploration Co.(a)	6,900	144,003
Stone Energy Corp.(a)*	8,876	65,860

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Swift Energy Co.(a)*	6,900	$114,885
Syntroleum Corp.(a)*	15,000	33,150
Teton Energy Corp.*	3,200	992
Toreador Resources Corp.	4,300	28,810
Tri-Valley Corp.(a)*	5,600	5,712
TXCO Resources, Inc.(a)*	7,300	2,628
Uranium Energy Corp.(a)*	2,900	8,410
Uranium Resources, Inc.(a)*	11,500	14,720
USEC, Inc.(a)*	21,000	111,720
Vaalco Energy, Inc.*	13,164	55,684
Venoco, Inc.*	6,100	46,787
W&T Offshore, Inc.(a)	1,600	15,584
Warren Resources, Inc.*	14,000	34,300
Western Refining, Inc.*	7,500	52,950
Westmoreland Coal Co.*	2,000	16,200
World Fuel Services Corp.(a)	6,600	272,118
		4,479,129
Paper & Forest Products — 0.3%
Buckeye Technologies, Inc.*	8,700	39,063
Deltic Timber Corp.(a)	2,800	99,316
Glatfelter	8,400	74,760
KapStone Paper and Packaging
Corp.*	500	2,345
Louisiana-Pacific Corp.*	25,600	87,552
Neenah Paper, Inc.	3,300	29,073
Schweitzer-Mauduit International, Inc.	3,100	84,351
Wausau Paper Corp.	11,200	75,264
		491,724
Personal Products — 0.9%
Bare Escentuals, Inc.*	11,900	105,553
CCA Industries, Inc.	556	1,757
Chattem, Inc.*	4,400	299,640
Elizabeth Arden, Inc.*	10,900	95,157
Inter Parfums, Inc.(a)	6,250	45,875
Mannatech, Inc.(a)	7,700	25,410
Medifast, Inc.(a)*	3,300	37,818
Natural Alternatives International,
Inc.*	1,000	6,590
Natures Sunshine Products,
Inc.(a),(c)	2,700	12,015
NBTY, Inc.*	18,400	517,408
Nu Skin Enterprises, Inc., Class A	9,400	143,820
Nutraceutical International Corp.*	2,300	23,897
Parlux Fragrances, Inc.(a)*	5,787	10,185
Physicians Formula Holdings, Inc.*	1,300	2,444
Prestige Brands Holdings, Inc.*	11,200	68,880
Reliv International, Inc.(a)	3,500	11,970
Revlon, Inc., Class A(a)*	9,354	50,886
USANA Health Sciences, Inc.*	3,400	101,082
		1,560,387
Pharmaceuticals — 1.5%
Adolor Corp.*	10,556	18,579
Akorn, Inc.(a)*	20,100	24,120
Alexza Pharmaceuticals, Inc.(a)*	7,051	16,711
Ardea Biosciences, Inc.*	1,933	30,425
Auxilium Pharmaceuticals, Inc.(a)*	9,500	298,110
Biodel, Inc.(a)*	2,100	10,836
BioMimetic Therapeutics, Inc.(a)*	4,848	44,796
BMP Sunstone Corp.*	3,600	17,064
Cadence Pharmaceuticals, Inc.(a)*	10,200	101,898
Caraco Pharmaceutical Laboratories
Ltd.(a)*	7,700	23,639
Columbia Laboratories, Inc.(a)*	10,900	12,426
Corcept Therapeutics, Inc.(a)*	4,500	3,645
CPEX Pharmaceuticals, Inc.(a)*	490	4,895
Cypress Bioscience, Inc.*	8,500	80,070
Depomed, Inc.(a)*	11,500	37,375
Discovery Laboratories, Inc.(a)*	20,272	20,880
Durect Corp.*	16,600	39,508
Emisphere Technologies, Inc.(a)*	6,080	6,202
Hi-Tech Pharmacal Co., Inc.*	2,678	23,834
Hollis-Eden Pharmaceuticals*	4,600	2,300
iBioPharma, Inc.*	2,200	968
Impax Laboratories, Inc.(a)*	10,500	77,280
Inspire Pharmaceuticals, Inc.*	11,450	63,662
ISTA Pharmaceuticals, Inc.(a)*	10,679	44,852
Javelin Pharmaceuticals, Inc.(a)*	11,000	13,530
KV Pharmaceutical Co., Class B(a)*	700	2,821
KV Pharmaceutical Co., Class A(a)*	7,700	24,717
Lannett Co., Inc.(a)*	4,650	31,852
Matrixx Initiatives, Inc.(a)*	2,400	13,416
Medicis Pharmaceutical Corp.,
Class A	12,800	208,896
MiddleBrook Pharmaceuticals,
Inc.(a)*	13,473	18,189
Noven Pharmaceuticals, Inc.*	5,700	81,510
Obagi Medical Products, Inc.*	2,000	14,580
Optimer Pharmaceuticals, Inc.(a)*	3,522	52,724
Pain Therapeutics, Inc.(a)*	19,800	106,326
Par Pharmaceutical Cos., Inc.*	7,800	118,170
Penwest Pharmaceuticals Co.(a)*	1,500	4,275
Pozen, Inc.(a)*	6,700	51,456
Questcor Pharmaceuticals, Inc.*	14,600	73,000
Repros Therapeutics, Inc.(a)*	2,800	20,132
Salix Pharmaceuticals Ltd.(a)*	11,000	108,570
Santarus, Inc.(a)*	16,900	47,658
Somaxon Pharmaceuticals, Inc.(a)*	2,900	3,190
Sucampo Pharmaceuticals, Inc.,
Class A*	1,270	7,836
SuperGen, Inc.*	17,300	34,773
The Medicines Co.*	10,600	88,934
The Quigley Corp.(a)*	3,100	11,563
Viropharma, Inc.(a)*	25,800	152,994
Vivus, Inc.(a)*	15,600	94,848
XenoPort, Inc.*	5,200	120,484
		2,510,519
Professional Services — 1.5%
Acacia Research - Acacia
Technologies(a)*	29,010	228,309
Administaff, Inc.	5,700	132,639

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Professional Services (Continued)
Barrett Business Services, Inc.(a)	2,100	$22,050
CBIZ, Inc.(a)*	15,700	111,784
CDI Corp.	3,800	42,370
Competitive Technologies, Inc.(a)*	1,800	2,988
COMSYS IT Partners, Inc.*	4,800	28,080
CoStar Group, Inc.(a)*	2,764	110,201
CRA International, Inc.*	2,200	61,072
Diamond Management & Technology
Consultants, Inc.	7,300	30,660
Exponent, Inc.*	1,900	46,569
First Advantage Corp., Class A*	2,000	30,420
Franklin Covey Co.(a)*	4,000	24,920
GP Strategies Corp.*	3,599	21,198
Heidrick & Struggles International,
Inc.(a)	3,700	67,525
Hill International, Inc.(a)*	9,200	39,560
Hudson Highland Group, Inc.*	5,400	10,584
Huron Consulting Group, Inc.(a)*	4,080	188,618
ICF International, Inc.(a)*	1,100	30,349
Kelly Services, Inc., Class A	6,800	74,460
Kforce, Inc.*	10,079	83,353
Korn/Ferry International*	10,100	107,464
LECG Corp.(a)*	5,200	16,952
Monster Worldwide, Inc.(a)*	7,600	89,756
MPS Group, Inc.*	20,800	158,912
National Technical Systems, Inc.	1,400	4,284
Navigant Consulting, Inc.*	13,900	179,588
Odyssey Marine Exploration, Inc.(a)*	10,650	17,040
On Assignment, Inc.*	12,485	48,816
RCM Technologies, Inc.*	2,600	5,772
Resources Connection, Inc.*	6,315	108,429
School Specialty, Inc.(a)*	4,200	84,882
SmartPros Ltd.(a)*	1,000	3,440
Spherion Corp.*	11,700	48,204
TeamStaff, Inc.*	488	817
The Advisory Board Co.*	3,600	92,520
The Corporate Executive Board
Co.(a)	4,100	85,116
Thomas Group, Inc.*	1,300	1,073
TrueBlue, Inc.(a)*	10,062	84,521
Volt Information Sciences, Inc.(a)*	4,949	31,030
VSE Corp.	850	22,236
		2,578,561
Real Estate Management & Development — 0.2%
Avatar Holdings, Inc.*	1,100	19,987
Consolidated-Tomoka Land Co.(a)	1,100	38,588
Forest City Enterprises, Inc.(a)	8,600	56,760
Forestar Group, Inc.(a)*	200	2,376
Grubb & Ellis Co.(a)	6,200	4,960
Jones Lang LaSalle, Inc.(a)	3,800	124,374
Market Leader, Inc.*	4,700	8,695
Maui Land & Pineapple Co., Inc.(a)*	1,800	13,878
Tejon Ranch Co.(a)*	3,300	87,417
Thomas Properties Group, Inc.	5,500	8,635
ZipRealty, Inc.*	4,510	12,087
		377,757
Road & Rail — 1.4%
Amerco, Inc.(a)*	4,600	170,890
Arkansas Best Corp.(a)	5,700	150,195
Avis Budget Group, Inc.*	12,500	70,625
Celadon Group, Inc.*	5,010	42,034
Con-way, Inc.	6,460	228,102
Covenant Transportation Group, Inc.,
Class A(a)*	1,500	8,250
Dollar Thrifty Automotive Group,
Inc.(a)*	2,000	27,900
Frozen Food Express Industries	5,100	16,218
Genesee & Wyoming, Inc., Class A*	7,225	191,535
Heartland Express, Inc.(a)	23,624	347,745
Knight Transportation, Inc.(a)	20,700	342,585
Marten Transport Ltd.*	4,300	89,268
Old Dominion Freight Line, Inc.(a)*	8,352	280,377
P.A.M. Transportation Services,
Inc.(a)*	3,196	17,482
Quality Distribution, Inc.(a)*	4,600	9,200
Saia, Inc.*	2,100	37,821
Trailer Bridge, Inc.(a)*	400	1,936
Universal Truckload Services, Inc.	3,300	51,645
USA Truck, Inc.*	1,900	25,707
Werner Enterprises, Inc.(a)	17,675	320,271
YRC Worldwide, Inc.(a)*	6,900	11,937
		2,441,723
Semiconductors & Semiconductor Equipment — 4.9%
Actel Corp.*	5,500	59,015
Advanced Analogic Technologies, Inc.*	9,300	42,687
Advanced Energy Industries, Inc.*	9,400	84,506
Aehr Test Systems*	1,200	1,020
Aetrium, Inc.(a)*	2,200	3,718
Amkor Technology, Inc.(a)*	21,900	103,587
Amtech Systems, Inc.*	2,200	10,670
Anadigics, Inc.*	14,200	59,498
Applied Micro Circuits Corp.*	14,675	119,308
Atheros Communications, Inc.(a)*	8,400	161,616
ATMI, Inc.*	7,200	111,816
AXT, Inc.*	12,200	16,836
Brooks Automation, Inc.*	14,274	63,948
Cabot Microelectronics Corp.*	5,200	147,108
California Micro Devices Corp.*	5,100	12,546
Cascade Microtech, Inc.(a)*	3,500	12,775
Cavium Networks, Inc.(a)*	3,700	62,197
Ceva, Inc.*	4,175	36,239
Cirrus Logic, Inc.*	14,700	66,150
Cohu, Inc.	5,200	46,696
Conexant Systems, Inc.(a)*	4,443	6,487
CSR PLC*	9,781	56,270
Cymer, Inc.*	6,700	199,191
Cypress Semiconductor Corp.(a)*	16,600	152,720
Diodes, Inc.*	9,250	144,670
DSP Group, Inc.*	6,800	45,968
Entegris, Inc.*	32,288	87,823

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Exar Corp.*	11,669	$83,900
Fairchild Semiconductor International,
Inc.*	23,600	164,964
FEI Co.*	8,400	192,360
Formfactor, Inc.(a)*	10,700	184,468
GSI Technology, Inc.*	6,498	25,082
Hittite Microwave Corp.*	6,700	232,825
Ikanos Communications, Inc.*	6,500	10,400
Integrated Device Technology, Inc.*	30,300	183,012
Integrated Silicon Solution, Inc.*	5,884	15,593
Intellon Corp.*	2,500	10,625
International Rectifier Corp.*	7,900	116,999
IXYS Corp.(a)	7,000	70,840
Kopin Corp.*	16,230	59,564
Kulicke & Soffa Industries, Inc.*	12,100	41,503
Lattice Semiconductor Corp.*	25,959	48,803
LTX-Credence Corp.*	1	1
Mattson Technology, Inc.*	14,200	16,756
Micrel, Inc.	15,500	113,460
Microsemi Corp.*	18,291	252,416
Microtune, Inc.*	12,694	29,704
Mindspeed Technologies, Inc.(a)*	6,180	13,287
MIPS Technologies, Inc., Class A*	16,600	49,800
MKS Instruments, Inc.*	11,075	146,079
Monolithic Power Systems, Inc.*	7,600	170,316
MoSys, Inc.*	6,400	10,560
Nanometrics, Inc.*	4,500	12,195
Netlogic Microsystems, Inc.*	2,200	80,212
Novellus Systems, Inc.*	11,578	193,353
Omnivision Technologies, Inc.(a)*	11,500	119,485
PDF Solutions, Inc.*	8,100	20,655
Pericom Semiconductor Corp.*	5,500	46,310
Photronics, Inc.*	3,800	15,390
Pixelworks, Inc.*	1,133	1,869
PLX Technology, Inc.*	6,900	26,013
PMC - Sierra, Inc.*	49,800	396,408
Power Integrations, Inc.(a)	6,500	154,635
QuickLogic Corp.(a)*	10,100	14,342
Rambus, Inc.*	17,400	269,526
Ramtron International Corp.*	10,700	12,305
RF Micro Devices, Inc.*	29,019	109,111
Rubicon Technology, Inc.(a)*	1,600	22,848
Rudolph Technologies, Inc.*	6,058	33,440
Semitool, Inc.*	6,600	30,492
Semtech Corp.*	13,910	221,308
Sigma Designs, Inc.(a)*	5,900	94,636
Silicon Image, Inc.*	16,700	38,410
Silicon Laboratories, Inc.(a)*	10,450	396,473
Silicon Storage Technology, Inc.*	23,800	44,506
Skyworks Solutions, Inc.*	37,300	364,794
Standard Microsystems Corp.*	5,000	102,250
Supertex, Inc.(a)*	2,900	72,819
Techwell, Inc.*	4,800	40,800
Teradyne, Inc.*	18,900	129,654
Tessera Technologies, Inc.*	11,500	290,835
Trident Microsystems, Inc.*	14,033	24,417
TriQuint Semiconductor, Inc.*	32,800	174,168
Ultra Clean Holdings*	5,100	12,240
Ultratech, Inc.*	5,300	65,243
Varian Semiconductor Equipment
Associates, Inc.(a)*	6,720	161,213
Veeco Instruments, Inc.*	6,900	79,971
Virage Logic Corp.*	4,635	20,858
Volterra Semiconductor Corp.*	5,300	69,642
White Electronic Designs Corp.*	4,500	20,835
Zilog, Inc.*	3,100	7,378
Zoran Corp.*	14,761	160,895
		8,310,316
Software — 5.0%
Access Integrated Technologies, Inc.,
Class A(a)*	5,800	5,916
ACI Worldwide, Inc.*	7,900	110,284
Actuate Corp.*	14,300	68,354
Adept Technology, Inc.*	1,000	2,510
Advent Software, Inc.(a)*	6,100	200,019
American Software, Inc., Class A	5,100	29,376
ArcSight, Inc.*	3,200	56,864
Ariba, Inc.*	18,950	186,468
Aspen Technology, Inc.(a)*	22,500	191,925
Blackbaud, Inc.(a)	12,954	201,435
Blackboard, Inc.(a)*	7,101	204,935
Borland Software Corp.*	16,800	21,672
Bottomline Technologies, Inc.*	5,700	51,357
Bsquare Corp.(a)*	2,300	6,831
Cadence Design Systems, Inc.*	5,400	31,860
Callidus Software, Inc.(a)*	6,600	18,810
Chordiant Software, Inc.*	11,317	41,081
Clarus Corp.*	1,900	7,201
Commvault Systems, Inc.*	5,900	97,822
Concur Technologies, Inc.(a)*	8,175	254,079
Deltek, Inc.*	4,508	19,565
DemandTec, Inc.*	3,300	29,040
Digimarc Corp.(a)*	1,256	15,788
Double-Take Software, Inc.*	2,600	22,490
Dynamics Research Corp.*	2,200	22,022
Ebix, Inc.*	718	22,488
Entrust, Inc.*	13,850	25,068
Epicor Software Corp.(a)*	21,300	112,890
EPIQ Systems, Inc.(a)*	8,450	129,707
ePlus, Inc.(a)*	1,200	17,484
Fair Isaac Corp.(a)	10,900	168,514
FalconStor Software, Inc.*	11,650	55,337
Glu Mobile, Inc.(a)*	3,800	4,750
GSE Systems, Inc.(a)*	2,896	19,548
Guidance Software, Inc.(a)*	4,733	17,749
i2 Technologies, Inc.(a)*	4,900	61,495
Informatica Corp.*	19,700	338,643
Interactive Intelligence, Inc.*	3,800	46,588
Jack Henry & Associates, Inc.	9,619	199,594
JDA Software Group, Inc.*	7,000	104,720
Kenexa Corp.*	5,100	59,007
Lawson Software, Inc.*	39,500	220,410
Macrovision Solutions Corp.*	13,112	285,973

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software (Continued)
Magma Design Automation, Inc.(a)*	11,500	$16,790
Manhattan Associates, Inc.(a)*	5,462	99,518
Mentor Graphics Corp.*	20,800	113,776
Micros Systems, Inc.*	9,200	232,944
MicroStrategy, Inc., Class A*	2,101	105,512
Monotype Imaging Holdings, Inc.*	1,700	11,577
MSC.Software Corp.*	10,200	67,932
Netscout Systems, Inc.*	8,185	76,775
NetSuite, Inc.(a)*	6,130	72,395
Novell, Inc.*	37,787	171,175
NYFIX, Inc.(a)*	5,600	4,648
Opnet Technologies, Inc.	8,654	79,271
Parametric Technology Corp.*	22,494	262,955
Pegasystems, Inc.	8,200	216,316
Pervasive Software, Inc.*	5,000	30,450
Phoenix Technologies Ltd.*	6,950	18,834
PLATO Learning, Inc.*	5,000	20,000
Progress Software Corp.*	9,300	196,881
PROS Holdings, Inc.*	2,440	19,813
QAD, Inc.(a)	12,200	39,650
Quest Software, Inc.*	24,400	340,136
Radiant Systems, Inc.*	7,100	58,930
Renaissance Learning, Inc.(a)	6,522	60,068
S1 Corp.*	16,600	114,540
Salary.com, Inc.*	100	303
Scientific Learning Corp.*	6,000	11,700
Simulations Plus, Inc.*	800	1,216
Smith Micro Software, Inc.*	6,500	63,830
Soapstone Networks, Inc.(a)*	2,900	12,122
Sonic Solutions, Inc.(a)*	6,790	20,030
SonicWALL, Inc.*	12,100	66,308
Sourcefire, Inc.*	2,900	35,931
SourceForge, Inc.(a)*	13,500	16,875
SPSS, Inc.*	4,132	137,885
SRS Labs, Inc.*	3,700	24,605
SuccessFactors, Inc.(a)*	5,500	50,490
SumTotal Systems, Inc.*	7,800	37,518
Symyx Technologies*	7,400	43,290
Synchronoss Technologies, Inc.*	7,100	87,117
Take-Two Interactive Software, Inc.	16,800	159,096
Taleo Corp., Class A*	2,870	52,435
TeleCommunication Systems, Inc.,
Class A*	9,200	65,412
THQ, Inc.*	11,550	82,698
TIBCO Software, Inc.*	41,462	297,283
TiVo, Inc.(a)*	25,827	270,667
Tyler Technologies, Inc.(a)*	8,205	128,162
Ulticom, Inc.	8,240	16,480
Ultimate Software Group, Inc.(a)*	5,500	133,320
Unica Corp.(a)*	3,950	21,646
Verint Systems, Inc.*	6,100	62,830
Websense, Inc.*	10,800	192,672
Wind River Systems, Inc.*	17,600	201,696
		8,512,172
Specialty Retail — 3.9%
A.C. Moore Arts & Crafts, Inc.*	5,100	19,176
Aaron Rents, Inc.(a)	10,600	316,092
America’s Car-Mart, Inc.(a)*	2,516	51,578
AnnTaylor Stores Corp.*	10,600	84,588
Asbury Automotive Group, Inc.	7,200	73,728
Bakers Footwear Group, Inc.*	400	328
Barnes & Noble, Inc.(a)	12,300	253,749
Bebe Stores, Inc.	20,000	137,600
Big 5 Sporting Goods Corp.	2,900	32,074
Blockbuster, Inc., Class A(a)*	32,000	21,120
Books-A-Million, Inc.	3,700	26,307
Borders Group, Inc.*	4,000	14,720
Boyds Collection Ltd.(b),(c),(a)	10,600	—
Brown Shoe Co., Inc.(a)	9,550	69,142
Build-A-Bear Workshop, Inc.*	3,900	17,433
Cabela’s, Inc.(a)*	15,000	184,500
Cache, Inc.*	3,000	11,640
Casual Male Retail Group, Inc.(a)*	5,800	12,702
Charlotte Russe Holding, Inc.*	5,500	70,840
Charming Shoppes, Inc.(a)*	23,000	85,560
Chico’s FAS, Inc.*	16,000	155,680
Childrens Place Retail Stores, Inc.(a)*	6,000	158,580
Christopher & Banks Corp.	7,937	53,257
Citi Trends, Inc.*	3,000	77,640
Coldwater Creek, Inc.(a)*	20,488	124,157
Collective Brands, Inc.(a)*	13,100	190,867
Conn’s, Inc.(a)*	5,100	63,750
Cost Plus, Inc.*	4,685	6,934
Destination Maternity Corp.*	1,400	23,352
Dress Barn, Inc.(a)*	13,600	194,480
DSW, Inc., Class A*	2,298	22,635
Footstar, Inc.*	1,300	1,261
Friedmans, Inc., Class A(b),(c)	1,600	—
Gander Mountain Co.(a)*	4,643	27,858
Genesco, Inc.*	4,900	91,973
Golfsmith International Holdings,
Inc.(a)*	1,600	2,400
Group 1 Automotive, Inc.(a)	4,900	127,498
Gymboree Corp.(a)*	6,500	230,620
Haverty Furniture Cos, Inc.(a)	3,600	32,940
hhgregg, Inc.(a)*	3,534	53,575
Hibbett Sports, Inc.(a)*	6,450	116,100
Hot Topic, Inc.(a)*	5,675	41,484
J Crew Group, Inc.(a)*	5,600	151,312
Jo-Ann Stores, Inc.*	5,100	105,417
Jos. A. Bank Clothiers, Inc.*	3,475	119,749
Kirkland’s, Inc.*	4,300	51,643
Lithia Motors, Inc., Class A	1,831	16,918
Lumber Liquidators, Inc.(a)*	2,000	31,520
MarineMax, Inc.(a)*	4,100	14,104
Men’s Wearhouse, Inc.(a)	5,700	109,326
Midas, Inc.*	3,000	31,440
Monro Muffler, Inc.(a)	4,500	115,695
New York & Co., Inc.(a)*	11,900	36,771
Office Depot, Inc.*	27,500	125,400
OfficeMax, Inc.	9,100	57,148
Pacific Sunwear Of California*	14,775	49,792

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Penske Auto Group, Inc.(a)	18,700	$311,168
PEP Boys-Manny Moe & Jack(a)	11,700	118,638
Pier 1 Imports, Inc.(a)*	34,700	69,053
Pomeroy IT Solutions, Inc.*	2,000	11,960
RadioShack Corp.	680	9,493
Rent-A-Center, Inc.*	7,973	142,159
Rex Stores Corp.(a)*	1,575	15,845
Sally Beauty Holdings, Inc.(a)*	23,600	150,096
Shoe Carnival, Inc.*	1,240	14,793
Sonic Automotive, Inc., Class A(a)	6,280	63,805
Stage Stores, Inc.	8,600	95,460
Stein Mart, Inc.*	8,030	71,146
Systemax, Inc.(a)*	7,400	88,134
Talbots, Inc.(a)	6,600	35,640
Tandy Leather Factory, Inc.*	2,200	5,434
The Buckle, Inc.(a)	9,375	297,844
The Cato Corp., Class A	7,100	123,824
The Finish Line, Class A	8,082	59,968
Tractor Supply Co.(a)*	7,050	291,306
Trans World Entertainment*	5,400	6,318
Tween Brands, Inc.(a)*	5,600	37,408
Ulta Salon Cosmetics & Fragrance,
Inc.*	6,390	71,057
West Marine, Inc.(a)*	1,505	8,293
Wet Seal, Inc.*	20,875	64,086
Williams-Sonoma, Inc.	9,500	112,765
Zale Corp.(a)*	7,200	24,768
Zumiez, Inc.(a)*	6,000	48,060
		6,644,674
Textiles, Apparel & Luxury Goods — 2.0%
American Apparel, Inc.(a)*	9,500	34,580
Carter’s, Inc.*	14,200	349,462
Cherokee, Inc.(a)	700	13,874
Columbia Sportswear Co.(a)	8,700	269,004
CROCS, Inc.*	6,900	23,460
Culp, Inc.*	2,400	12,000
Deckers Outdoor Corp.*	2,600	182,702
Delta Apparel, Inc.*	1,100	7,568
FGX International Holdings Ltd.(a)*	2,200	25,036
Fossil, Inc.*	9,300	223,944
G-III Apparel Group Ltd.*	3,500	40,215
Hanesbrands, Inc.(a)*	4,700	70,547
Heelys, Inc.	2,200	4,378
Iconix Brand Group, Inc.(a)*	13,100	201,478
Jones Apparel Group, Inc.	18,800	201,724
K-Swiss, Inc., Class A(a)	5,700	48,450
Kenneth Cole Productions, Inc.,
Class A(a)	2,300	16,169
Lakeland Industries, Inc.*	440	3,599
Liz Claiborne, Inc.(a)	9,500	27,360
Maidenform Brands, Inc.*	5,100	58,497
Movado Group, Inc.(a)	4,000	42,160
Oxford Industries, Inc.	3,600	41,940
Perry Ellis International, Inc.*	3,000	21,840
Phillips-Van Heusen Corp.	5,700	163,533
Quiksilver, Inc.*	28,800	53,280
R.G. Barry Corp.	1,900	12,350
Rocky Brands, Inc.(a)*	1,000	3,910
Skechers U.S.A., Inc., Class A*	6,800	66,436
Steven Madden Ltd.*	4,900	124,705
Tandy Brands Accessories, Inc.	1,300	3,042
The Timberland Co., Class A*	10,360	137,477
The Warnaco Group, Inc.*	10,500	340,200
True Religion Apparel, Inc.(a)*	5,400	120,420
Under Armour, Inc., Class A(a)*	3,600	80,568
Unifi, Inc.*	13,600	19,312
Unifirst Corp.	3,000	111,510
Volcom, Inc.(a)*	4,900	61,250
Wolverine World Wide, Inc.	11,000	242,660
		3,460,640
Thrifts & Mortgage Finance — 1.7%
Abington Bancorp, Inc.	5,000	39,800
Anchor Bancorp Wisconsin, Inc.(a)	4,900	6,370
Atlantic Coast Federal Corp.(a)	2,500	4,750
Bank Mutual Corp.	6,786	59,174
BankAtlantic Bancorp, Inc., Class A	1,067	4,119
BankFinancial Corp.(a)	4,900	43,414
Beneficial Mutual Bancorp, Inc.*	9,075	87,120
Berkshire Hills Bancorp, Inc.	2,400	49,872
BofI Holding, Inc.(a)*	700	4,263
Brookline Bancorp, Inc.(a)	14,148	131,859
CFS Bancorp, Inc.	1,800	7,614
Charter Financial Corp.(a)	2,028	23,829
Citizens Community Bancorp, Inc.	400	2,120
Citizens First Bancorp, Inc.*	1,800	1,476
Citizens South Banking Corp.	1,200	6,180
Clifton Savings Bancorp, Inc.(a)	3,000	32,280
Corus Bankshares, Inc.(a)*	9,800	2,695
Danvers Bancorp, Inc.	2,000	26,900
Dime Community Bancshares	10,050	91,556
ESSA Bancorp, Inc.(a)	1,900	25,973
Federal Agricultural Mortgage Corp.,
Class C(a)	1,400	6,762
First Defiance Financial Corp.	1,000	13,000
First Federal Bancshares of Arkansas,
Inc.(a)	500	1,965
First Federal of Northern Michigan
Bancorp, Inc.(a)	300	591
First Financial Holdings, Inc.(a)	2,800	26,320
First Financial Northwest, Inc.(a)	2,100	16,422
First Financial Service Corp.(a)	440	7,660
First Pactrust Bancorp, Inc.	200	1,358
First Place Financial Corp.(a)	2,900	9,019
Flagstar Bancorp, Inc.(a)*	8,880	6,038
Flushing Financial Corp.	4,700	43,945
HF Financial Corp.	110	1,294
Home Federal Bancorp, Inc.	4,062	41,392
K-Fed Bancorp(a)	2,875	26,393
Kearny Financial Corp.(a)	17,221	197,008
Legacy Bancorp, Inc.(a)	2,500	27,750
Meridian Interstate Bancorp, Inc.*	2,800	20,860
MGIC Investment Corp.(a)	10,500	46,200

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (Continued)
New England Bancshares, Inc.	1,000	$5,500
New Hampshire Thrift Bancshares, Inc.	200	1,970
NewAlliance Bancshares, Inc.(a)	33,500	385,250
Northeast Community Bancorp, Inc.(a)	2,200	17,842
Northwest Bancorp, Inc.(a)	12,000	226,320
OceanFirst Financial Corp.	2,752	32,941
Ocwen Financial Corp.*	18,400	238,648
Oritani Financial Corp.*	5,273	72,293
Provident Financial Holdings, Inc.(a)	1,000	5,540
Provident Financial Services, Inc.	14,515	132,087
Provident New York Bancorp(a)	10,000	81,200
Pulaski Financial Corp.(a)	1,200	7,920
Radian Group, Inc.(a)	8,600	23,392
Rainier Pacific Financial Group, Inc.	700	567
Riverview Bancorp, Inc.	2,760	8,335
Rockville Financial, Inc.	4,671	51,147
Roma Financial Corp.(a)	4,100	52,234
Rome Bancorp, Inc.	1,200	10,080
SI Financial Group, Inc.	2,300	10,063
The PMI Group, Inc.(a)	4,400	8,712
TierOne Corp.(a)*	3,600	7,416
Timberland Bancorp, Inc.	2,600	10,660
Tree.com, Inc.(a)*	300	2,880
Trustco Bank Corp.(a)	17,234	101,853
United Financial Bancorp, Inc.	3,955	54,658
United Western Bancorp, Inc.	1,600	15,120
ViewPoint Financial Group	3,276	49,893
Washington Federal, Inc.	9,675	125,775
Waterstone Financial, Inc.(a)*	6,900	20,493
Westfield Financial, Inc.	3,800	34,428
		2,940,558
Tobacco — 0.3%
Alliance One International, Inc.*	20,000	76,000
STAR SCIENTIFIC, Inc.(a)*	38,750	34,487
Universal Corp.(a)	5,600	185,416
Vector Group Ltd.(a)	15,155	216,565
		512,468
Trading Companies & Distributors — 1.0%
Aceto Corp.	7,018	46,810
Aircastle Ltd.	6,600	48,510
Applied Industrial Technologies,
Inc.(a)	8,925	175,822
Beacon Roofing Supply, Inc.(a)*	10,600	153,276
BlueLinx Holdings, Inc.(a)*	8,300	24,900
DXP Enterprises, Inc.(a)*	2,600	29,822
Empire Resources, Inc.(a)	2,300	3,266
GATX Corp.(a)	5,250	135,030
H&E Equipment Services, Inc.*	8,700	81,345
Houston Wire & Cable Co.(a)	3,600	42,876
Interline Brands, Inc.*	6,600	90,288
Kaman Corp., Class A	5,300	88,510
RSC Holdings, Inc.(a)*	9,269	62,288
Rush Enterprises, Inc., Class A*	6,000	69,900
TAL International Group, Inc.(a)	7,400	80,660
Textainer Group Holdings Ltd.	4,300	49,407
Titan Machinery, Inc.(a)*	1,500	19,035
United Rentals, Inc.*	11,200	72,688
Watsco, Inc.(a)	5,300	259,329
WESCO International, Inc.*	8,100	202,824
Willis Lease Finance Corp.*	900	11,808
		1,748,394
Transportation Infrastructure — 0.0%
CAI International, Inc.*	400	2,040
Quixote Corp.(a)*	1,900	5,377
		7,417
Water Utilities — 0.3%
American States Water Co.	3,550	122,972
Artesian Resources Corp.,
Class A(a)	1,300	20,709
Cadiz, Inc.(a)*	2,500	24,075
California Water Service Group	4,300	158,412
Connecticut Water Service, Inc.	1,900	41,211
Middlesex Water Co.(a)	2,337	33,770
SJW Corp.(a)	4,400	99,880
Southwest Water Co.	5,908	32,612
York Water Co.(a)	1,271	19,484
		553,125
Wireless Telecommunication Services — 0.2%
iPCS, Inc.*	2,900	43,384
Shenandoah Telecommunications
Co.(a)	2,800	56,812
Syniverse Holdings, Inc.*	15,400	246,862
USA Mobility, Inc.	3,000	38,280
		385,338
TOTAL COMMON STOCKS
(Identified Cost $233,805,383)		170,741,557

RIGHTS & WARRANTS — 0.0%
Hotels, Restaurants & Leisure — 0.0%
Krispy Kreme Doughnuts, Inc., expires
3/2/2012*	130	5

Pharmaceuticals — 0.0%
Dov Pharmaceutical, Inc., expires
12/31/09(c)	4,730	—
Fresenius Kabi Pharmaceuticals
Holding, Inc., expires 12/31/10*	13,728	3,707
		3,707
TOTAL RIGHTS & WARRANTS
(Identified Cost $12,767)		3,712

SHORT-TERM INVESTMENTS — 0.3%
Other — 0.3%
SSgA Government Money
Market Fund	1	1
SSgA Money Market Fund	561,001	561,001
		561,002
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $561,002)		561,002

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COLLATERAL FOR SECURITIES ON LOAN— 37.5%
Short Term — 37.5%
State Street Navigator Prime Portfolio	64,219,588	$64,219,588

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $64,219,588)		64,219,588

Total Investments# — 137.6%
(Identified Cost $298,598,740)#		235,525,859
Liabilities, Less Cash and Other Assets — (37.6%)		(64,391,031)
Net Assets — 100.0%		$171,134,828

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security was held on loan. As of June 30, 2009, the market value of the securities on loan was $62,294,582.
(b)	Bankrupt security/delisted.
(c)	Securities were fair valued by management. At June 30, 2009, the total market value for such investments amounted to $12,015, which represents less than 0.01% of net assets.
#

At June 30, 2009 the aggregate cost of investment securities for income tax purposes was $299,289,115. Net unrealized depreciation aggregated $63,763,256 of which $21,142,205 related to appreciated investment securities and $84,905,461 related to depreciated investment securities.

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009

	SHARES	VALUE†
COMMON STOCKS — 99.1%
Australia — 4.0%
Amcor Ltd.	48,989	$196,884
Australia & New Zealand Banking
Group Ltd.	306,353	4,068,689
Bank of Queensland Ltd.	53,324	389,963
Bendigo and Adelaide Bank Ltd.	65,621	367,316
BlueScope Steel Ltd.	144,384	294,206
Boral Ltd.(a)	123,670	405,388
Caltex Australia Ltd.	54,126	603,764
Crown Ltd.	93,768	549,036
CSR Ltd.(a)	156,640	214,468
Downer EDI Ltd.	62,866	283,034
Fairfax Media Ltd.(a)	279,821	274,949
Goodman Fielder Ltd.	253,885	266,845
Harvey Norman Holdings Ltd.(a)	92,288	245,285
Insurance Australia Group Ltd.	95,401	269,694
Lend Lease Corp. Ltd.	50,199	283,416
Macquarie Group Ltd.	19,994	629,634
National Australia Bank Ltd.	119,836	2,165,817
OneSteel Ltd.	108,199	224,830
Qantas Airways Ltd.	197,873	320,328
Seven Network Ltd.	4,900	21,153
Sims Metal Management Ltd.	34,036	726,708
Suncorp-Metway Ltd.	64,436	347,708
Washington H Soul Pattinson &
Co., Ltd.	11,161	96,633
Wesfarmers Ltd.	156,065	2,846,986
		16,092,734
Austria — 0.2%
Erste Group Bank AG(a)	6,290	169,581
OMV AG	2,602	97,365
Voestalpine AG(a)	14,446	395,952
		662,898
Belgium — 0.7%
Delhaize Group(a)	21,212	1,490,975
Solvay SA	3,026	255,099
UCB SA(a)	31,369	1,003,168
Umicore*	1,050	28
		2,749,270
Canada — 9.1%
Addax Petroleum Corp.	1,780	75,527
Astral Media, Inc.	10,600	271,154
Bank of Montreal	44,273	1,866,719
BCE, Inc.	61,530	1,270,187
Canadian Pacific Railway Ltd.	39,365	1,570,401
Canadian Tire Corp. Ltd.(a)	18,300	865,732
CGI Group, Inc.*	91,100	810,231
Empire Co., Ltd., Class A	7,800	283,795
EnCana Corp.(a)	15,582	772,935
Ensign Energy Services, Inc.(a)	16,271	237,921
Fairfax Financial Holdings Ltd.	2,700	678,135
George Weston Ltd.	7,700	386,391
Gerdau Ameristeel Corp.	22,700	156,592
Goldcorp, Inc.	64,900	2,256,930
Groupe Aeroplan, Inc.	22,400	158,954
Industrial Alliance Insurance &
Financial Services, Inc.	20,285	449,285
Intact Financial Corp.	5,100	149,368
Loblaw Companies Ltd.(a)	14,200	424,437
Magna International, Inc., Class A	25,112	1,065,953
Manitoba Telecom Services, Inc.(a)	2,300	67,402
Manulife Financial Corp.(a)	117,290	2,036,887
Metro, Inc., Class A	6,300	206,026
National Bank of Canada(a)	22,100	1,021,740
Onex Corp.	16,900	290,728
Petro-Canada	123,800	4,783,327
Sino-Forest Corp.*	13,500	143,988
Sun Life Financial, Inc.	137,520	3,714,199
Talisman Energy, Inc.	260,300	3,741,281
Teck Resources Ltd.*	100,020	1,595,881
TELUS Corp.	3,000	79,606
The Toronto-Dominion Bank	15,090	779,940
Thomson Reuters Corp.(a)	63,850	1,859,042
TransCanada Corp.(a)	38,908	1,048,165
Viterra, Inc.(a)*	48,000	416,996
Yamana Gold, Inc.	166,200	1,478,159
		37,014,014
Denmark — 1.0%
A P Moller - Maersk A/S(a)	222	1,329,091
Carlsberg A/S(a)	19,315	1,238,188
Danisco A/S	3,805	149,002
Danske Bank(a)*	55,003	947,506
Jyske Bank A/S*	7,940	227,216
		3,891,003
Finland — 0.9%
Kesko Oyj(a)	19,100	505,037
Neste Oil Oyj(a)	10,007	138,895
Rautaruukki Oyj	8,300	165,821
Sampo Oyj, Class A	35,096	661,801
Stora Enso Oyj, R Shares*	166,360	876,970
UPM-Kymmene Oyj	153,593	1,337,245
		3,685,769
France — 8.8%
Air France-KLM(a)	47,558	606,821
AXA SA(a)	259,150	4,864,964
BNP Paribas SA	162,127	10,512,716
Cap Gemini SA	11,658	428,880
Casino Guichard Perrachon SA	8,468	570,456
Cie de Saint-Gobain(a)	40,524	1,353,609
Ciments Francais SA	2,017	170,575
CNP Assurances	5,341	509,601
Compagnie Generele des
Etablissements Michelin, Class B	19,295	1,098,429
Credit Agricole SA	111,768	1,390,858
Credit Industriel et Commercial	518	72,551
France Telecom SA(a)	20,105	455,505
Lafarge SA(a)*	25,195	1,704,353
Lafarge SA*	11,622	760,443
Lagardere SCA	41,545	1,378,684

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
France (Continued)
Peugeot SA(a)*	27,792	$729,413
PPR(a)	13,872	1,131,030
Renault SA*	27,420	1,006,049
Safran SA(a)	13,857	182,619
Schneider Electric SA(a)	9,072	690,638
SCOR	14,662	300,325
Societe Generale(a)	28,965	1,579,070
Vivendi	171,451	4,094,780
		35,592,369
Germany — 8.3%
Allianz SE	58,451	5,378,265
Bayerische Motoren Werke AG(a)	78,496	2,953,778
Commerzbank AG(a)*	27,100	168,314
Daimler AG(a)	38,183	1,384,897
Daimler AG(a)	178,369	6,446,889
Deutsche Bank AG(a)	22,619	1,369,792
Deutsche Lufthansa AG	50,963	638,049
Deutsche Telekom AG	475,474	5,599,560
E.On AG	19,345	684,009
Fraport AG Frankfurt Airport Services
Worldwide(a)	1,219	52,109
Hannover Rueckversicherung AG(a)*	13,447	496,957
HeidelbergCement AG(a)	1,815	74,558
Linde AG	6,265	513,222
Muenchener Rueckversicherungs AG	48,420	6,529,841
Salzgitter AG	2,912	254,837
ThyssenKrupp AG(a)	45,036	1,116,955
		33,662,032
Greece — 0.1%
Alpha Bank AE*	4,356	47,635
Hellenic Petroleum SA	26,868	259,539
Marfin Investment Group SA*	31,382	134,633
		441,807
Hong Kong — 4.0%
Cathay Pacific Airways Ltd.	177,374	243,516
Cheung Kong Holdings Ltd.	281,000	3,223,321
Great Eagle Holdings Ltd.	23,553	49,414
Hang Lung Group Ltd.	174,000	823,969
Henderson Land Development
Co., Ltd.	159,000	905,781
Hopewell Holdings Ltd.	107,000	334,114
Hutchison Whampoa Ltd.	656,000	4,274,553
Kingboard Chemical Holdings Ltd.	17,000	42,072
New World Development Co., Ltd.	515,158	926,614
Sino Land Co.(a)	322,856	534,896
Sun Hung Kai Properties Ltd.	242,000	3,032,006
The Hongkong & Shanghai Hotels Ltd.	68,495	66,462
Tsim Sha Tsui Properties	60,492	185,378
Wharf Holdings Ltd.	274,250	1,164,228
Wheelock & Co., Ltd.(a)	233,000	598,280
		16,404,604
Ireland — 0.1%
CRH PLC, ADR(a)	24,615	566,883

Italy — 2.9%
Banca Monte dei Paschi di
Siena SpA(a)	351,512	567,235
Banca Popolare di Milano Scarl	65,273	388,471
Banco Popolare Scarl*	18,470	137,761
Fiat SpA*	74,800	750,866
Intesa Sanpaolo SpA*	1,020,217	3,282,639
Italcementi SpA(a)	10,703	122,071
Telecom Italia SpA	1,485,160	2,050,961
UniCredit SpA*	1,251,797	3,150,259
Unione di Banche Italiane SCPA	95,402	1,239,896
		11,690,159
Japan — 15.9%
Aeon Co., Ltd.(a)	47,300	468,438
Aisin Seiki Co., Ltd.	45,800	995,033
Ajinomoto Co., Inc.	20,000	158,457
Amada Co., Ltd.	51,000	316,800
Aoyama Trading Co., Ltd.	7,800	134,759
Aozora Bank Ltd.(a)*	147,000	227,139
Asatsu-DK, Inc.(a)	1,100	24,868
Bank of Kyoto Ltd.(a)	35,000	324,847
Bank of Nagoya Ltd.	22,000	99,471
Canon Marketing Japan, Inc.	8,000	111,998
Chiba Bank Ltd.	43,000	281,375
Chudenko Corp.(a)	5,700	94,576
Chugoku Bank Ltd.(a)	16,000	222,172
Citizen Holdings Co., Ltd.	70,300	360,868
COMSYS Holdings Corp.	9,000	99,585
Cosmo Oil Co., Ltd.(a)	72,000	244,903
Credit Saison Co., Ltd.(a)	8,600	109,518
Dai Nippon Printing Co., Ltd.	213,000	2,924,526
Daicel Chemical Industries Ltd.	45,000	272,996
Daido Steel Co., Ltd.(a)	68,000	279,249
Daishi Bank Ltd.	40,000	163,849
Daiwa House Industry Co., Ltd.(a)	35,000	377,476
Elpida Memory, Inc.(a)*	3,900	42,264
Fuji Heavy Industries Ltd.	218,000	883,937
FUJIFILM Holdings Corp.	113,700	3,608,027
Fujikura Ltd.(a)	65,000	326,921
Fukuoka Financial Group, Inc.	153,000	685,430
Glory Ltd.(a)	7,800	154,900
Gunma Bank Ltd.	36,000	200,477
H2O Retailing Corp.(a)	18,000	102,478
Hachijuni Bank Ltd.	68,000	385,025
Hakuhodo DY Holdings, Inc.(a)	2,090	112,704
Higo Bank Ltd.	29,000	172,923
Hitachi Ltd.	1,071,000	3,343,057
Hitachi Software Engineering Co., Ltd.	4,200	71,909
Hitachi Transport System Ltd.(a)	1,800	20,981
Hokkoku Bank Ltd.(a)	38,000	139,894
Hyakugo Bank Ltd.	31,000	153,344
Hyakujushi Bank Ltd.	35,000	168,775
Idemitsu Kosan Co., Ltd.(a)	7,700	661,164
Isetan Mitsukoshi Holdings Ltd.(a)	34,100	347,966
Isuzu Motors Ltd.	99,000	159,131
J Front Retailing Co., Ltd.(a)	112,000	535,435
JS Group Corp.	70,700	1,092,430

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
JTEKT Corp.(a)	13,800	$140,390
Juroku Bank Ltd.(a)	33,000	117,038
Kagoshima Bank Ltd.	22,000	161,983
Kamigumi Co., Ltd.	22,000	185,710
Kandenko Co., Ltd.(a)	9,000	66,732
Kaneka Corp.	55,000	391,839
Kawasaki Kisen Kaisha Ltd.(a)	55,000	227,004
Keiyo Bank(a)	24,000	125,687
Kinden Corp.	34,000	298,641
Kyocera Corp.	21,700	1,635,995
Marui Group Co., Ltd.(a)	55,700	392,782
Mazda Motor Corp.(a)	62,000	158,809
Mediceo Paltac Holdings Co., Ltd.	11,800	135,217
Mitsubishi Chemical Holdings Corp.	375,000	1,590,532
Mitsubishi Gas Chemical Co., Inc.	26,000	142,362
Mitsubishi Heavy Industries Ltd.(a)	29,000	120,294
Mitsubishi Materials Corp.	120,000	374,572
Mitsubishi Rayon Co., Ltd.(a)	69,000	201,068
Mitsubishi Tanabe Pharma Corp.	23,000	264,752
Mitsui Chemicals, Inc.(a)	200,000	640,879
Mitsui Mining & Smelting Co., Ltd.*	61,000	158,146
Musashino Bank Ltd.	3,900	131,038
Nagase & Co., Ltd.	24,000	241,170
NEC Corp.(a)*	368,000	1,446,355
NGK Spark Plug Co., Ltd.(a)	61,000	582,609
Nippon Express Co., Ltd.	106,000	482,568
Nippon Kayaku Co., Ltd.	11,000	75,972
Nippon Meat Packers, Inc.	3,067	38,771
Nippon Mining Holdings, Inc.	163,000	848,553
Nippon Oil Corp.	257,000	1,519,133
Nippon Paint Co., Ltd.(a)	32,000	164,928
Nippon Paper Group, Inc.(a)	14,200	367,406
Nippon Sheet Glass Co., Ltd.	210,000	614,124
Nippon Shokubai Co., Ltd.(a)	25,000	191,590
Nippon Television Network Corp.	1,030	122,088
Nissan Motor Co., Ltd.	80,200	487,371
Nissay Dowa General Insurance
Co., Ltd.	24,000	115,980
Nisshin Steel Co., Ltd.	175,000	391,994
Nisshinbo Holdings, Inc.(a)	23,000	260,458
NOK Corp.	16,200	188,661
NSK Ltd.(a)	30,000	152,442
NTN Corp.	81,000	325,075
Obayashi Corp.	26,000	127,533
Onward Holdings Co., Ltd.(a)	28,000	180,608
Panasonic Electric Works Co., Ltd.	53,000	502,354
Rengo Co., Ltd.	2,000	12,880
Ricoh Co., Ltd.(a)	127,000	1,639,687
Rohm Co., Ltd.	12,700	925,863
San-In Godo Bank Ltd.	22,000	190,045
Sapporo Hokuyo Holdings, Inc.(a)*	32,000	91,922
SBI Holdings, Inc.(a)	1,181	241,148
Seiko Epson Corp.(a)	28,000	457,327
Seino Holdings Corp.	23,000	191,528
Sekisui Chemical Co., Ltd.	58,000	364,492
Sekisui House Ltd.(a)	163,000	1,656,538
Shiga Bank Ltd.(a)	30,000	180,753
Shimachu Co., Ltd.(a)	6,600	138,940
Shinsei Bank Ltd.(a)*	193,000	310,225
Showa Denko KK(a)	74,000	132,759
Sohgo Security Services Co., Ltd.(a)	7,900	83,236
Sony Corp., ADR(a)	212,565	5,496,931
Sumitomo Bakelite Co., Ltd.(a)	55,000	276,626
Sumitomo Chemical Co., Ltd.	140,000	631,546
Sumitomo Corp.(a)	157,600	1,604,928
Sumitomo Electric Industries Ltd.	144,800	1,630,746
Sumitomo Forestry Co., Ltd.	28,200	238,339
Taiheiyo Cement Corp.(a)	117,000	201,410
Taisei Corp.(a)	181,000	437,343
Takashimaya Co., Ltd.(a)	45,000	355,128
TDK Corp., ADR(a)	24,626	1,145,602
Teijin Ltd.(a)	329,000	1,061,070
The 77 Bank Ltd.	42,000	244,779
The Bank of Iwate Ltd.	2,000	114,695
The Nishi-Nippon City Bank Ltd.	89,000	225,200
The Yamanashi Chuo Bank Ltd.	20,000	110,132
The Yokohama Rubber Co., Ltd.	6,000	29,742
THK Co., Ltd.	9,500	142,160
Toda Corp.(a)	30,000	122,576
Tokyo Steel Manufacturing Co., Ltd.(a)	16,100	196,012
Toppan Printing Co., Ltd.(a)	175,000	1,769,418
Tosoh Corp.(a)	86,000	244,364
Toyo Seikan Kaisha Ltd.	58,000	1,230,011
Toyota Auto Body Co., Ltd.(a)	7,000	127,979
TV Asahi Corp.	47	70,624
UNY Co., Ltd.	39,000	333,662
Yamaguchi Financial Group, Inc.	51,000	673,266
Yamaha Corp.(a)	32,700	408,962
Yamaha Motor Co., Ltd.(a)	17,800	198,065
Yokogawa Electric Corp.	16,300	109,872
		64,799,819
Netherlands — 4.1%
Aegon NV	280,066	1,720,996
ArcelorMittal(a)	80,845	2,651,132
European Aeronautic Defence and
Space Co.(a)	102,142	1,648,267
ING Groep NV	255,209	2,566,162
Koninklijke DSM NV	39,655	1,241,465
Koninklijke Philips Electronics NV	243,929	4,488,597
Randstad Holding NV(a)*	13,180	364,301
STMicroelectronics NV(a)	240,145	1,795,531
		16,476,451
New Zealand — 0.2%
Fletcher Building Ltd.	192,593	816,560

Norway — 0.8%
DnB NOR ASA*	119,757	911,308
Norsk Hydro ASA(a)*	205,400	1,052,646
Orkla ASA(a)	161,370	1,170,329
Storebrand ASA*	71,400	310,473
		3,444,756

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Portugal — 0.2%
Banco Comercial Portugues SA(a)	57,000	$57,858
Banco Espirito Santo SA(a)	139,969	753,548
		811,406
Singapore — 1.2%
CapitaLand Ltd.	300,000	768,594
Fraser & Neave Ltd.(a),(b)	331,500	888,212
Jardine Cycle & Carriage Ltd.	16,302	216,144
Neptune Orient Lines Ltd(a)	97,000	99,137
Singapore Airlines Ltd.	237,340	2,179,837
United Industrial Corp., Ltd.	267,000	331,883
UOL Group Ltd.	138,000	314,481
		4,798,288
Spain — 7.0%
Acciona SA(a)	8,496	1,043,438
Acerinox SA(a)	34,212	632,661
Banco de Sabadell SA(a)	220,653	1,376,632
Banco Espanol de Credito SA	17,691	182,176
Banco Popular Espanol SA(a)	142,059	1,236,825
Banco Santander SA	1,259,886	15,120,038
Criteria Caixacorp SA	179,852	829,581
Fomento de Construcciones y
Contratas SA(a)	4,403	180,313
Gas Natural SDG SA(a)	27,239	495,312
Grupo Ferrovial SA(a)	8,627	276,614
Mapfre SA(a)	42,556	138,419
Repsol YPF SA(a)	315,100	7,041,815
		28,553,824
Sweden — 3.0%
Electrolux AB(a)*	22,008	306,703
Holmen AB- B Shares(a)	18,717	407,902
Nordea Bank AB(a)	623,022	4,923,387
Skandinaviska Enskilda Banken
AB, Series A(a)*	86,911	381,060
SSAB Svenskt Stal AB, Series A(a)	42,025	487,822
SSAB Svenskt Stal AB, Series B	11,357	121,916
Svenska Cellulosa AB, Series B	131,362	1,376,177
Svenska Handelsbanken
AB, Series A(a)	82,769	1,560,255
Tele2 AB, Class B(a)	71,003	715,375
TeliaSonera AB(a)	224,098	1,173,849
Volvo AB, Series A(a)	33,800	207,649
Volvo AB, Series B(a)	117,501	723,382
		12,385,477
Switzerland — 7.0%
Adecco SA	42,621	1,774,878
Baloise Holding AG	14,302	1,061,284
Banque Cantonale Vaudoise	1,400	441,505
Credit Suisse Group AG	236,694	10,801,879
Givaudan SA(a)	1,372	840,103
Helvetia Holding AG	1,240	328,012
Holcim Ltd.(a)*	50,060	2,841,884
Swiss Life Holding AG*	4,315	372,404
Swiss Reinsurance	55,325	1,829,490
UBS AG*	137,205	1,677,743
UBS AG(a)*	36,300	443,223
Valiant Holding(a)	2,700	498,339
Zurich Financial Services AG	32,199	5,670,413
		28,581,157
United Kingdom — 19.6%
Amlin PLC	54,900	272,947
Anglo American PLC	14,654	425,080
Associated British Foods PLC	101,883	1,277,853
Aviva PLC	537,047	3,016,771
BAE Systems PLC	100,236	558,112
Barclays PLC	414,897	1,931,372
Barclays PLC, ADR	34,600	638,024
BP PLC, ADR(a)	5,800	276,544
British Airways PLC(a)*	173,882	356,665
Cable & Wireless PLC	316,512	692,959
Carnival PLC(a)	20,600	551,874
Carnival PLC, ADR	39,675	1,048,750
easyJet PLC*	57,000	253,384
Friends Provident Group PLC	291,772	314,982
HSBC Holdings PLC	862,471	7,128,856
HSBC Holdings PLC, ADR(a)	173,104	7,230,554
International Power PLC	323,795	1,267,612
Investec PLC	71,848	386,162
J Sainsbury PLC	382,022	1,966,853
Kingfisher PLC	613,613	1,794,591
Legal & General Group PLC	1,151,210	1,075,389
London Stock Exchange Group PLC	27,908	322,489
Old Mutual PLC	766,676	1,020,612
Pearson PLC	148,985	1,493,673
Pearson PLC, ADR(a)	68,000	687,480
Rexam PLC	164,034	767,636
Rolls-Royce Group PLC*	49,293	293,112
Royal & Sun Alliance Insurance
Group PLC	708,526	1,400,876
Royal Dutch Shell PLC	154,388	3,875,318
Royal Dutch Shell PLC, ADR(a)	231,289	11,763,359
SABMiller PLC	37,870	769,310
Schroders PLC	18,000	198,375
Schroders PLC	29,172	393,717
Standard Life PLC	143,877	440,430
Thomas Cook Group PLC(a)	111,565	377,120
Thomson Reuters PLC	34,362	978,961
Thomson Reuters PLC, ADR(a)	1,387	238,495
Tomkins PLC, ADR(a)	46,700	453,924
Vodafone Group PLC(a)	57,300	1,116,777
Vodafone Group PLC, ADR	7,705,739	14,855,292
Whitbread PLC	44,534	598,118
WM Morrison Supermarkets PLC	563,950	2,193,871
WPP PLC	201,712	1,337,967
Xstrata PLC	158,158	1,709,992
		79,752,238
TOTAL COMMON STOCKS
(Identified Cost $434,906,943)		402,873,518

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
PREFERRED STOCKS — 0.2%
Germany — 0.2%
Porsche Automobil Holding SE	13,501	$904,777

TOTAL PREFERRED STOCKS
(Identified Cost $902,084)		904,777

RIGHTS & WARRANTS — 0.0%
Italy — 0.0%
Bpmi Azxobcv W,
expires 7/3/09(b)*	65,273	92
Unione di Banche Italiane SCPA,
expires 7/3/09*	95,402	6,514
Unione di Banche Italiane SCPA,
expires 6/3/11(a)*	95,402	7,356
		13,962
France — 0.0%
Casino Guichard Perrachon SA
expires 7/10/09*	8,468	32,648

Singapore — 0.0%
Neptune Orient Lines Ltd/Singapore
expires 7/8/09(a)*	72,749	8,792

TOTAL RIGHTS & WARRANTS
(Identified Cost $42,904)		55,402

SHORT-TERM INVESTMENTS — 0.2%
Other — 0.2%
SSgA Money Market Fund	635,001	635,001
SSgA Government Money Market Fund	1	1
		635,002
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $635,002)		635,002

COLLATERAL FOR SECURITIES ON LOAN — 27.2%
Short Term — 27.2%
State Street Navigator Prime Portfolio	110,639,335	110,639,335

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $110,639,335)		110,639,335

Total Investments — 126.7%
(Identified Cost $547,126,268)#		515,108,034
Cash and Other Assets, Less liabilities — (26.7%)		(108,450,783)
Net Assets — 100.0%		$406,657,251

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security was held on loan. As of June 30, 2009, the market value of the securities on loan was $104,768,619.
(b)	Security were fair valued by management. At June 30, 2009, the total market value for such investments amounted to $888,304, which represents 0.22% of net assets.
#	At June 30, 2009 the aggregate cost of investment securities for income tax purposes was $547,396,223. Net unrealized depreciation aggregated $32,288,189 of which $40,196,129 related to appreciated investment securities and $72,484,318 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depositary Receipt

Ten Largest Industry Holdings June 30, 2009
(As a percentage of net assets):

Industry	Percentage
Banks	20.9%
Insurance	11.2%
Materials	9.9%
Energy	9.3%
Telecommunication Services	6.9%
Capital Goods	6.4%
Diversified Financials	5.0%
Automobiles & Components	5.0%
Real Estate	3.4%
Technology Hardware & Equipment	2.7%

Country Weightings
(% of portfolio market value)

See notes to financial statements.

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009

	SHARES	VALUE†
MUTUAL FUNDS — 100.1%
Other — 100.1%
DFA International Small Company
Portfolio	13,175,388	$156,391,857

TOTAL MUTUAL FUNDS
(Identified Cost $139,671,826)		156,391,857

Total Investments — 100.1%
(Identified Cost $139,671,826)#		156,391,857
Liabilities, Less Cash and Other Assets — (0.1%)		(106,514)
Net Assets — 100.0%		$156,285,343

†	See Note 1.
#	At June 30, 2009 the aggregate cost of investment securities for income tax purposes was $160,627,705. Net unrealized depreciation aggregated $4,235,848, which related solely to depreciated investment securities.

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009

	SHARES	VALUE†
COMMON STOCKS — 97.0%
Brazil — 6.4%
BM&FBOVESPA SA	75,900	$454,898
Braskem SA, ADR*	10,100	74,336
Cia Brasileira de Distribuicao
Grupo Pao de Acucar, ADR	3,500	134,610
Cosan SA Industria e Comercio*	12,500	91,580
Cyrela Brazil Realty SA	13,100	98,975
Empresa Brasileira de Aeronautica
SA, ADR	10,900	180,504
Gerdau SA	21,600	174,514
Gerdau SA, ADR	69,780	730,597
JBS SA	23,600	84,410
Perdigao SA, ADR*	3,500	133,630
Ultrapar Participacoes SA, ADR	10,300	325,789
Usinas Siderurgicas de
Minas Gerais SA	9,800	206,670
Votorantim Celulose e Papel
SA, ADR*	8,900	95,319
		2,785,832
Chile — 3.6%
Banco de Credito e Inversiones	2,555	64,393
Cementos BIO BIO SA	17,765	36,088
Cia General de Electricidad	10,475	71,521
Cia Sudamericana de Vapores SA*	47,775	38,641
CorpBanca SA, ADR	1,900	56,050
Cristalerias de Chile SA	4,091	48,863
Empresas CMPC SA	8,465	221,349
Empresas COPEC SA	28,567	341,364
Enersis SA, ADR	29,100	537,477
Industrias Forestales SA	163,876	36,989
Madeco SA, ADR	4,000	27,720
Masisa SA	435,832	57,794
		1,538,249
China — 12.1%
Agile Property Holdings Ltd.	73,859	106,737
Angang Steel Co., Ltd., H Shares	78,000	129,429
Bank of China Ltd., H Shares	1,861,000	886,070
Beijing Capital International Airport Co.,
Ltd., H Shares*	78,000	54,348
Beijing Enterprises Holdings Ltd.	36,500	182,499
Byd Co., Ltd., H Shares*	15,500	62,100
Chaoda Modern Agriculture
Holdings Ltd.	146,354	86,301
China Agri-Industries Holdings Ltd.	109,000	67,931
China Everbright Ltd.	54,000	133,222
China Foods Ltd.	138,000	82,978
China Merchants Holdings International
Co., Ltd.	68,000	194,786
China Resources Enterprise	92,000	185,186
China Shipping Container Lines Co.,
Ltd., H Shares*	130,200	34,944
China Travel International Inv HK	162,000	35,744
China Unicom Hong Kong Ltd.	42,000	55,494
China Unicom Hong Kong Ltd., ADR	13,680	182,491
Citic Pacific Ltd.	150,000	308,127
CNPC Hong Kong Ltd.	120,000	99,715
COSCO Pacific Ltd.	76,000	85,316
Country Garden Holdings Co.	226,000	105,563
Dalian Port PDA Co., Ltd., H Shares	128,000	51,860
Denway Motors Ltd.	390,000	155,496
Dongfeng Motor Group Co., Ltd.,
H Shares	202,000	171,503
Fosun International	163,500	101,264
Great Wall Motor Co., Ltd., H Shares	21,000	16,664
Guangshen Railway Co., Ltd., ADR	3,500	82,320
Harbin Power Equipment Co., Ltd.	34,000	32,026
HKC Holdings Ltd.	240,985	20,522
Hopson Development Holdings Ltd.	36,000	55,742
Hunan Non-Ferrous Metal Corp., Ltd.,
H Shares*	96,000	23,535
Lenovo Group Ltd.	302,000	114,175
Maanshan Iron & Steel, H Shares*	128,000	80,433
Minmetals Resources Ltd.*	60,000	15,329
Neo-China Land Group
Holdings Ltd.(a)	42,500	27,913
PICC Property & Casualty Co., Ltd.,
H Shares*	146,000	100,410
Semiconductor Manufacturing
International Corp.*	994,000	50,020
Semiconductor Manufacturing
International Corp., ADR*	7,700	19,789
Shanghai Industrial Holdings Ltd.	55,000	219,999
Shenzhen International Holdings	297,500	20,345
Shenzhen Investment Ltd.	122,000	51,633
Shimao Property Holdings Ltd.	113,500	219,676
Sino-Ocean Land Holdings Ltd.	175,434	201,691
Sinopec Shanghai Petrochemical
Co., Ltd., ADR*	1,300	44,811
Sinopec Yizheng Chemical Fibre
Co., Ltd., H Shares*	98,000	20,359
Sinotrans Ltd., H Shares	106,000	23,935
Sinotruk Hong Kong Ltd.(a)	60,000	58,142
Soho China Ltd.	103,500	63,435
TPV Technology Ltd.	118,000	52,529
Travelsky Technology Ltd.,
H Shares	42,000	23,303
Weiqiao Textile Co., H Shares	60,000	31,200
		5,229,040
Czech Republic — 0.5%
Telefonica O2 Czech Republic AS	5,541	126,387
Unipetrol*	17,412	106,097
		232,484
Hungary — 3.4%
Egis Gyogyszergyar Nyrt	2,283	205,401
Fotex Holding SE Co., Ltd. by Shares*	10,261	20,210
MOL Hungarian Oil and Gas Nyrt	7,301	448,676
OTP Bank Nyrt*	30,058	539,470
Raba Jarmuipari Holding Nyilvanosan
Mukodo Reszvenytarsasag*	4,692	15,467
Richter Gedeon Nyrt	1,302	233,009
		1,462,233

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India — 13.2%
Aditya Birla Nuvo Ltd.	2,706	$49,076
Ambuja Cements Ltd.	67,211	124,026
Amtek Auto Ltd.	7,584	19,409
Apollo Hospitals Enterprise Ltd.	4,934	59,737
Ashok Leyland Ltd.	33,000	20,631
Axis Bank Ltd.	10,600	183,190
Bajaj Auto Ltd.*	1,407	28,821
Bajaj Finserv Ltd.*	1,407	11,625
Bajaj Holdings and Investment Ltd.*	1,407	10,829
Bharat Forge Ltd.	6,809	20,418
Bhushan Steel Ltd.	1,498	20,482
Biocon Ltd.	7,086	32,697
Cairn India Ltd.*	37,422	181,857
DLF Ltd.	6,599	43,089
Dr Reddys Laboratories Ltd., ADR	13,900	235,605
Federal Bank Ltd.	9,627	50,240
HCL Infosystems Ltd.	7,658	18,607
HCL Technologies Ltd.	7,597	29,410
Hindalco Industries Ltd.	39,807	71,712
ICICI Bank Ltd., ADR	38,310	1,130,145
IDBI Bank Ltd.	16,131	37,242
India Cements Ltd.	9,576	26,456
Indiabulls Real Estate Ltd.	18,029	73,858
Indian Hotels Co., Ltd.*	17,371	23,932
Infrastructure Development Finance
Co., Ltd.	78,834	223,971
IVRCL Infrastructures & Projects Ltd.	2,900	20,955
Jammu & Kashmir Bank Ltd.	2,469	25,770
Jet Airways India Ltd.*	2,652	12,398
Jindal Saw Ltd.	2,323	18,839
JSW Steel Ltd.	10,487	134,587
Karnataka Bank Ltd.	7,763	22,614
LIC Housing Finance	4,074	52,523
Mahindra & Mahindra Ltd.	19,794	286,756
Maruti Suzuki India Ltd.	5,060	113,442
MAX India Ltd.*	13,200	58,553
Nirma Ltd.	5,800	16,829
Oracle Financial Sevices
Software Ltd.*	4,485	116,467
Oriental Bank Of Commerce	7,526	28,632
Patni Computer Systems Ltd., ADR	3,300	36,168
Petronet LNG Ltd.	25,514	37,575
Reliance Communications Ltd.	48,036	290,693
Reliance Industries Ltd., GDR, 144A*	7,815	648,645
State Bank of India Ltd.	1,500	54,735
Sterlite Industries India Ltd., ADR	23,222	288,882
Syndicate Bank	19,381	28,826
Tata Chemicals Ltd.	6,115	27,751
Tata Communications Ltd., ADR	3,800	74,708
Tata Motors Ltd.*	21,700	184,884
Tata Steel Ltd., ADR	23,636	193,139
Tata Tea Ltd.	2,924	44,618
The Great Eastern Shipping Co., Ltd.	5,045	26,549
Union Bank Of India	6,100	30,930
United Phosphorus Ltd.	11,000	33,123
Wockhardt Ltd.*	5,285	15,004
Zee Entertainment Enterprises Ltd.	18,414	67,690
Zydus Wellness Ltd.	1,691	3,420
		5,722,770
Indonesia — 2.9%
PT Astra International Tbk	264,000	615,548
PT Bank Danamon Indonesia Tbk	215,970	102,087
PT Bank Pan Indonesia Tbk*	1,542,000	99,703
PT Global Mediacom Tbk*	290,000	8,807
PT Gudang Garam Tbk	102,500	126,023
PT Indocement Tunggal
Prakarsa Tbk	61,000	46,314
PT Indofood Sukses Makmur Tbk	673,000	124,611
PT Medco Energi Internasional Tbk*	374,000	111,751
		1,234,844
Israel — 2.7%
Azorim-Investment Development &
Construction Co., Ltd.*	3,735	11,702
Bank Hapoalim BM*	115,637	306,859
Bank Leumi Le-Israel BM*	117,246	308,155
Clal Insurance*	1,809	27,536
Discount Investment Corp.	2,953	53,602
Elron Electronic Industries*	3,431	11,838
Koor Industries Ltd.	1,601	36,656
Makhteshim-Agan Industries Ltd.	32,599	161,269
Migdal Insurance & Financial
Holding Ltd.*	36,000	51,327
Mizrahi Tefahot Bank Ltd.*	20,636	122,871
Paz Oil Co., Ltd.	505	67,517
Retalix Ltd.*	2,522	22,458
		1,181,790
Korea — 11.4%
Busan Bank	6,320	43,408
Cheil Industries, Inc.	1,340	48,280
CJ Corp.	452	15,398
Daegu Bank	5,580	51,247
Daelim Industrial Co., Ltd.	919	44,581
Daewoo Motor Sales*	1,240	9,588
Daishin Securities Co., Ltd.	1,020	12,490
Dongkuk Steel Mill Co., Ltd.	1,440	29,219
GS Holdings Corp.	2,000	46,941
Hana Financial Group, Inc.	7,570	162,815
Hanjin Shipping Co., Ltd.	2,860	39,961
Hankook Tire Co., Ltd.	4,150	54,239
Hanwha Chem Corp.	2,098	17,210
Honam Petrochemical Corp.	640	38,532
Hynix Semiconductor, Inc.*	15,531	166,410
Hyundai Department Store Co., Ltd.	765	53,804
Hyundai Mipo Dockyard	514	51,039
Hyundai Mobis	671	58,728
Hyundai Motor Co.	9,781	568,917
Hyundai Securities Co.	8,977	98,300
Hyundai Steel Co.	3,290	152,369
KB Financial Group, Inc., ADR*	17,785	592,418
KCC Corp.	487	144,118
Kia Motors Corp.*	18,830	186,238
Korea Exchange Bank	11,320	88,147

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Korea Investment Holdings Co., Ltd.	1,510	$43,500
Korea Zinc Co., Ltd.	401	43,596
Korean Air Lines Co., Ltd.*	3,224	90,093
LG Chem Ltd.	819	89,682
LG Corp.	540	25,814
LG Dacom Corp.	2,090	28,956
LG Electronics, Inc.	824	75,676
LG Hausys Ltd.*	110	10,016
Lotte Chilsung Beverage Co., Ltd.	40	26,689
Lotte Confectionery Co., Ltd.	20	15,699
Lotte Shopping Co., Ltd.	632	129,977
LS Corp.	680	50,281
Nong Shim Co., Ltd.	200	35,951
Samsung C&T Corp.	3,630	122,382
Samsung Electronics Co., Ltd.	368	171,008
Samsung Electronics Co., Ltd.,
GDR, 144A	1,000	233,250
Samsung SDI Co., Ltd.	1,850	150,300
Shinhan Financial Group Co., Ltd., ADR	10,303	523,702
SK Energy Co., Ltd.	724	58,252
SK Holdings Co., Ltd.	2,008	167,865
Ssangyong Cement Industrial
Co., Ltd.*	3,330	16,677
Taihan Electric Wire Co., Ltd.	990	16,281
Woori Investment & Securities
Co., Ltd.	3,490	41,093
		4,941,137
Malaysia — 4.3%
Affin Holdings Berhad	121,500	58,417
Alliance Financial Group Berhad	97,000	64,851
AMMB Holdings Berhad	223,512	214,928
Bandar Raya Developments Berhad	56,300	22,424
Batu Kawan Berhad	18,800	47,334
Berjaya Corp. Berhad	244,700	65,091
Berjaya Land Berhad	53,800	60,305
Boustead Holdings Berhad	29,600	33,179
DRB-Hicom Berhad	44,100	13,048
EON Capital Berhad	12,900	16,808
Gamuda Berhad	50,000	39,403
HAP Seng Consolidated Berhad	52,400	37,269
Hap Seng Plantations
Holdings Berhad	92,800	56,498
Hong Leong Financial Group Berhad	26,900	37,805
IGB Corp. Berhad	98,300	47,822
IJM Corp. Berhad	98,700	162,862
KLCC Property Holdings Berhad	72,000	66,777
Kulim Malaysia Berhad	24,500	43,563
MISC Berhad	33,100	80,984
MMC Corp. Berhad	109,900	66,597
Mulpha International Berhad*	89,600	13,638
Oriental Holdings Berhad	30,300	46,980
OSK Holdings Berhad	65,200	25,783
OSK Property Holdings Berhad	11,855	1,754
Pos Malaysia Berhad	38,700	24,222
PPB Group Berhad	73,100	241,240
Proton Holdings Berhad	27,000	21,892
RHB Capital Berhad	47,700	56,181
Sarawak Energy Berhad	74,900	44,322
Shell Refining Co. Federation of
Malaya Berhad	8,600	25,690
TA Enterprise Berhad	92,600	26,608
YTL Corp. Berhad	55,400	109,539
		1,873,814
Mexico — 6.9%
Alfa SAB de CV-Class A	31,400	88,445
Cemex SAB de CV, ADR*	69,719	651,175
Coca-Cola Femsa SAB de CV, ADR	3,000	120,360
Corp. GEO SAB de CV-Series B*	34,571	66,773
Desarrolladora Homex SAB de CV*	9,000	41,852
Embotelladoras Arca SAB de CV	37,923	89,256
Empresas ICA SAB de CV, ADR*	8,900	60,431
Fomento Economico Mexicano SAB
de CV, ADR	20,700	667,368
Gruma SAB de CV, ADR*	6,700	26,331
Grupo Aeroportuario del Pacifico SAB
de CV, ADR	5,600	143,696
Grupo Aeroportuario del Sureste SAB
de CV, ADR	1,900	74,100
Grupo Carso SAB de CV-Ser A	47,917	128,785
Grupo Cementos de Chihuahua SAB
de CV	17,800	46,151
Grupo Continental SAB de CV	26,700	46,523
Grupo Financiero Banorte SAB de CV	88,400	214,099
Grupo Financiero Inbursa SA	35,600	94,573
Grupo Mexico SAB de CV- Ser B	121,791	133,152
Industrias CH SAB de CV- Ser B*	22,900	70,067
Organizacion Soriana SAB
de CV- Class B*	80,500	180,297
Urbi Desarrollos Urbanos SAB DE CV*	36,800	55,879
		2,999,313
Philippines — 0.6%
Filinvest Land, Inc.	2,864,000	41,063
First Philippine Holdings Corp.*	45,700	28,014
Metropolitan Bank & Trust	127,000	83,127
SM Investments Corp.	15,640	99,121
Universal Robina Corp.	100,000	14,545
		265,870
Poland — 2.0%
Agora SA	3,752	16,635
Asseco Poland SA	3,365	57,613
Bank BPH SA*	772	9,710
Bank Millennium SA*	14,000	12,854
Bank Pekao SA*	2,547	91,701
Echo Investment SA*	13,010	11,291
Getin Holding SA*	4,500	8,914
Grupa Lotos SA*	4,590	29,154
KGHM Polska Miedz SA	9,731	249,376
Kredyt Bank SA	9,268	18,797
Orbis SA	4,225	49,952
Polski Koncern Naftowy Orlen	36,737	304,731
		860,728

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
South Africa — 10.8%
ABSA Group Ltd.	9,752	$138,550
Aeci Ltd.	6,832	41,032
African Rainbow Minerals Ltd.	8,829	148,129
ArcelorMittal South Africa Ltd.	16,923	208,737
Aveng Ltd.	43,502	196,651
AVI Ltd.	16,387	35,981
Barloworld Ltd.	23,324	116,884
Caxton and CTP Publishers and
Printers Ltd.	18,814	27,216
DataTec Ltd.*	6,000	13,678
Eqstra Holdings Ltd.*	8,177	6,569
Freeworld Coatings Ltd.	9,215	7,974
Gold Fields Ltd.	50,300	606,115
Grindrod Ltd.	15,332	28,119
Harmony Gold Mining Co., Ltd., ADR*	30,300	312,696
Imperial Holdings Ltd.	14,564	109,665
Investec Ltd.	25,999	142,377
JD Group Ltd.	12,010	62,745
Liberty Holdings Ltd.	8,197	63,533
Medi-Clinic Corp., Ltd.	23,523	58,637
Metropolitan Holdings Ltd.	44,874	67,521
Mondi Ltd.	10,541	46,153
Nampak Ltd.	46,702	87,764
Nedbank Group Ltd.	22,219	281,378
Northam Platinum Ltd.	15,969	61,875
Sanlam Ltd.	214,984	479,809
Sappi Ltd., ADR	53,020	158,530
Sasol Ltd., ADR	9,800	341,236
Standard Bank Group Ltd.	49,923	571,930
Steinhoff International Holdings Ltd.	122,965	212,816
Telkom SA Ltd., ADR	1,000	20,040
		4,654,340
Taiwan — 11.3%
AU Optronics Corp., ADR	66,927	647,853
Cathay Real Estate Development
Co., Ltd.	100,000	40,079
Chang Hwa Commercial Bank	106,000	46,361
Chi Mei Optoelectronics Corp.	445,574	234,942
China Airlines*	118,432	29,310
China Development Financial
Holding Corp.	656,276	156,418
China Manmade Fibers Corp.	89,000	15,733
China Motor Corp.	39,195	19,412
China Petrochemical Development
Corp.*	76,320	23,610
China Synthetic Rubber Corp.	47,000	42,330
Chinatrust Financial Holding Co., Ltd.	280,912	169,523
Chunghwa Picture Tubes	399,000	52,292
CMC Magnetics Corp.*	165,000	35,655
E.Sun Financial Holding Co., Ltd.	229,840	77,057
Elitegroup Computer Systems Co., Ltd.	39,610	12,435
Eva Airways Corp.*	177,000	47,581
Evergreen Marine Corp. Taiwan Ltd.	68,000	33,886
Far Eastern Department Stores
Co., Ltd.	33,000	32,437
Far Eastern International Bank*	77,000	19,667
First Financial Holding Co., Ltd.	115,610	69,063
Formosa Taffeta Co., Ltd.	67,000	45,742
Fubon Financial Holding Co., Ltd.	170,000	159,067
Gigabyte Technology Co., Ltd.	27,000	15,759
Goldsun Development & Construction
Co., Ltd.	47,586	22,916
Hua Nan Financial Holdings Co., Ltd.	119,340	71,655
Inventec Co., Ltd.	123,900	71,561
King Yuan Electronics Co., Ltd.	41,996	13,184
Kinpo Electronics	255,000	54,482
Lite-On Technology Corp.	116,380	101,092
Macronix International	176,803	80,292
Mega Financial Holding Co., Ltd.	762,000	350,692
Micro-Star International Co., Ltd.	72,741	45,560
Mitac International	63,439	25,329
Nanya Technology Corp.*	179,000	27,988
Pan-International Industrial	15,750	17,809
POU Chen Corp.	23,000	14,090
Qisda Corp.	296,000	110,064
Ritek Corp.*	130,000	32,530
Shin Kong Financial Holding Co., Ltd.	201,399	84,095
Silicon Integrated Systems Corp.*	52,000	15,294
SinoPac Financial Holdings Co., Ltd.	443,000	155,273
Sunplus Technology Co., Ltd.	20,999	10,176
Ta Chong Bank Co., Ltd.*	171,000	30,593
Taichung Commercial Bank	113,616	26,283
Tainan Spinning Co., Ltd.	56,000	18,775
Taishin Financial Holding Co., Ltd.	260,000	97,470
Taiwan Business Bank*	120,000	29,186
Taiwan Cooperative Bank	228,505	131,629
Taiwan Glass Industrial Corp.	69,837	46,189
Tatung Co., Ltd.*	384,000	94,800
Teco Electric and Machinery Co., Ltd.	247,000	98,619
Ton Yi Industrial Corp.	59,000	23,377
United Microelectronics Corp.	1,099,513	368,627
Universal Scientific Industrial
Co., Ltd.	32,115	11,501
Walsin Lihwa Corp.	149,000	47,684
Walsin Technology Corp.	55,996	17,920
Wan Hai Lines Ltd.	35,000	16,321
Waterland Financial Holdings	157,362	44,940
Winbond Electronics Corp.*	311,000	47,963
Wintek Corp.	57,000	34,224
Yageo Corp.	227,000	45,871
Yang Ming Marine Transport Corp.	68,514	24,536
Yieh Phui Enterprise	117,600	41,578
Yuen Foong Yu Paper Manufacturing
Co., Ltd.	145,258	43,874
Yulon Motor Co., Ltd.	215,272	204,709
		4,876,963
Thailand — 2.6%
Bangkok Bank PCL, ADR	109,000	345,524
Bangkok Expressway PCL	63,900	31,322
Bank of Ayudhya PCL	124,600	53,029
Charoen Pokphand Foods PCL	681,600	95,628
Delta Electronics Thai PCL	70,600	26,524

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thailand (Continued)
Kasikornbank PCL	55,000	$117,038
Kiatnakin Bank PCL	53,300	25,813
Krung Thai Bank PCL	358,700	92,123
Precious Shipping PCL	58,400	28,454
PTT Chemical PCL	48,400	74,227
Regional Container Lines PCL*	53,300	15,644
Siam Commercial Bank PCL	40,000	88,054
Thai Plastic & Chemical PCL	75,800	37,600
Thanachart Capital PCL	112,400	45,198
TMB Bank PCL*	1,192,291	30,096
TPI Polene PCL*	113,900	18,721
		1,124,995
Turkey — 2.3%
Aksigorta AS	14,835	38,905
Arcelik AS*	30,365	45,927
Asya Katilim Bankasi AS*	56,843	78,964
Aygaz AS	10,227	24,032
Dogan Sirketler Grubu Holdings*	84,152	61,182
Eregli Demir ve Celik
Fabrikalari TAS*	55,779	160,765
KOC Holding AS*	66,793	115,332
Petkim Petrokimya Holding*	3,273	13,810
Tekfen Holding AS*	31,586	72,583
Trakya Cam Sanayi AS*	16,162	13,114
Turk Sise ve Cam Fabrikalari AS*	45,024	36,826
Turkiye Is Bankasi	84,634	249,425
Turkiye Vakiflar Bankasi TAO*	49,100	74,264
		985,129
TOTAL COMMON STOCKS
(Identified Cost $52,059,558)		41,969,531

PREFERRED STOCKS — 2.4%
Brazil — 2.4%
Gol Linhas Aereas Inteligentes
SA, PF*	12,800	70,920
Itau Unibanco Holding SA	8,557	135,397
Klabin SA, PF	30,000	45,637
Suzano Papel e Celulose SA*	13,200	101,812
Telemar Norte Leste SA, PR A	5,200	144,187
Usinas Siderurgicas de Minas Gerais
SA, PF A	24,825	525,550
		1,023,503
TOTAL PREFERRED STOCKS
(Identified Cost $1,248,408)		1,023,503

RIGHTS & WARRANTS — 0.0%
Hong Kong — 0.0%
Hong Kong Energy Holdings LT.,
expires 5/26/11*	1,661	68

TOTAL RIGHTS & WARRANTS
(Identified Cost $0)		68

SHORT-TERM INVESTMENTS — 0.5%
Other — 0.5%
SSgA Government Money
Market Fund	1	1
SSgA Money Market Fund	221,001	221,001
		221,002
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $221,002)		221,002

Total Investments — 99.9%
(Identified Cost $53,528,968)#		43,214,104
Cash and Other Assets, Less liabilities — 0.1%		26,044
Net Assets — 100.0%		$43,240,148

†	See Note 1.
*	Non-income producing security.
(a)	Securities were fair valued by management. At June 30, 2009, the total market value for such investments amounted to $86,055, which represents 0.20% of net assets.
#	At June 30, 2009 the aggregate cost of investment securities for income tax purposes was $53,599,963. Net unrealized depreciation aggregated $10,385,859 of which $3,634,066 related to appreciated investment securities and $14,019,925 related to depreciated investment securities.

Key to abbreviations:
ADR —	American Depositary Receipt
GDR —	Global Depository Receipt
144A —	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009 (Continued)

Ten Largest Industry Holdings June 30, 2009
(As a percentage of net assets):

Industry	Percentage
Banks	23.2%
Materials	18.1%
Capital Goods	9.3%
Energy	6.4%
Automobiles & Components	6.0%
Food, Beverage & Tobacco	5.5%
Technology Hardware & Equipment	4.6%
Diversified Financial	3.9%
Transportation	3.2%
Semiconductors & Semiconductor
Equipment	2.8%

Country Weightings
(% of portfolio market value)

See notes to financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009

	SHARES	VALUE†
COMMON STOCKS — 99.2%
Real Estate Investment Trusts (REITs) — 99.2%
Acadia Realty Trust	7,922	$103,382
Agree Realty Corp.	1,000	18,330
Alexander’s, Inc.	600	161,760
Alexandria Real Estate Equities, Inc.	7,800	279,162
AMB Property Corp.	29,891	562,250
American Campus Communities, Inc.	10,374	230,095
Apartment Investment &
Management Co.	25,629	226,817
Ashford Hospitality Trust, Inc.	21,300	59,853
Associated Estates Realty Corp.	2,700	16,092
AvalonBay Communities, Inc.	16,791	939,289
BioMed Realty Trust, Inc.	18,808	192,406
Boston Properties, Inc.	20,441	975,036
Brandywine Realty Trust	19,100	142,295
BRE Properties, Inc.	11,150	264,924
Camden Property Trust	11,700	322,920
CBL & Associates Properties, Inc.	14,581	78,592
Cedar Shopping Centers, Inc.	7,100	32,092
Cogdell Spencer, Inc.	5,400	23,166
Colonial Properties Trust	10,325	76,405
Corporate Office Properties Trust	11,400	334,362
Cousins Properties, Inc.	11,590	98,515
DCT Industrial Trust, Inc.	41,009	167,317
Developers Diversified Realty Corp.	29,144	142,223
DiamondRock Hospitality Co.	20,724	129,732
Digital Realty Trust, Inc.	15,910	570,373
Douglas Emmett, Inc.	28,938	260,153
Duke Realty Corp.	41,311	362,297
DuPont Fabros Technology, Inc.	7,819	73,655
EastGroup Properties, Inc.	5,000	165,100
Education Realty Trust, Inc.	5,800	24,882
Entertainment Properties Trust	7,200	148,320
Equity Lifestyle Properties, Inc.	4,700	174,746
Equity One, Inc.	16,900	224,094
Equity Residential	47,900	1,064,817
Essex Property Trust, Inc.	6,300	392,049
Extra Space Storage, Inc.	18,600	155,310
Federal Realty Investment Trust	12,751	656,931
FelCor Lodging Trust, Inc.	10,000	24,600
Feldman Mall Properties, Inc.*	500	50
First Industrial Realty Trust, Inc.	10,200	44,370
First Potomac Realty Trust	5,400	52,650
Glimcher Realty Trust	6,900	20,010
HCP, Inc.	56,487	1,196,959
Health Care REIT, Inc.	24,800	845,680
Healthcare Realty Trust, Inc.	11,826	199,032
Hersha Hospitality Trust	10,400	25,792
Highwoods Properties, Inc.	13,200	295,284
Home Properties, Inc.	6,900	235,290
Hospitality Properties Trust	20,400	242,556
Host Hotels & Resorts, Inc.	124,872	1,047,676
HRPT Properties Trust	53,600	217,616
Inland Real Estate Corp.	15,000	105,000
Kilroy Realty Corp.	7,500	154,050
Kimco Realty Corp.	66,831	671,652
Kite Realty Group Trust	8,000	23,360
LaSalle Hotel Properties	9,000	111,060
Lexington Realty Trust	19,495	66,283
Liberty Property Trust	22,685	522,662
Mack-Cali Realty Corp.	15,300	348,840
Maguire Properties, Inc.*	9,000	7,650
Medical Properties Trust, Inc.	16,200	98,334
Mid-America Apartment
Communities, Inc.	6,200	227,602
Mission West Properties, Inc.	4,004	27,347
Monmouth Real Estate Investment
Corp., Class A	4,321	25,321
National Retail Properties, Inc.	16,800	291,480
Nationwide Health Properties, Inc.	22,200	571,428
Omega Healthcare Investors, Inc.	18,605	288,750
One Liberty Properties, Inc.	1,780	10,235
Parkway Properties, Inc.	3,600	46,800
Pennsylvania Real Estate
Investment Trust	8,000	40,000
Post Properties, Inc.	9,900	133,056
ProLogis	57,902	466,690
PS Business Parks, Inc.	4,400	213,136
Public Storage	35,653	2,334,558
Ramco-Gershenson Properties Trust	3,700	37,037
Realty Income Corp.	22,900	501,968
Regency Centers Corp.	16,000	558,560
Saul Centers, Inc.	3,600	106,452
Senior Housing Properties Trust	27,800	453,696
Simon Property Group, Inc.	37,780	1,943,025
SL Green Realty Corp.	12,600	289,044
Sovran Self Storage, Inc.	5,300	130,380
Strategic Hotels & Resorts, Inc.	11,700	12,987
Sun Communities, Inc.	3,900	53,742
Sunstone Hotel Investors, Inc.	12,510	66,928
Supertel Hospitality, Inc.	2,197	3,999
Tanger Factory Outlet Centers	6,900	223,767
Taubman Centers, Inc.	11,423	306,822
The Macerich Co.	18,206	320,608
U-Store-It Trust	12,900	63,210
UDR, Inc.	32,836	339,196
UMH Properties, Inc.	800	6,376
Universal Health Realty Income Trust	2,200	69,344
Urstadt Biddle Properties, Class A	3,200	45,056
Urstadt Biddle Properties, Inc.	1,000	13,280
Ventas, Inc.	32,939	983,558
Vornado Realty Trust	29,025	1,306,996
Washington Real Estate
Investment Trust	11,400	255,018
Weingarten Realty Investors	20,700	300,357
Winthrop Realty Trust	2,878	25,701
		29,499,708
TOTAL COMMON STOCKS
(Identified Cost $51,073,530)		29,499,708

See notes to financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2009 (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 1.4%
Other — 1.4%
SSgA Government Money Market Fund	1	$1
SSgA Money Market Fund	415,289	415,289
		415,290
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $415,290)		415,290

Total Investments# — 100.6%
(Identified Cost $51,488,820)#		29,914,998
Liabilities, Less Cash and Other Assets — (0.6%)		(177,454)
Net Assets — 100.0%		$29,737,544

†	See Note 1.
*	Non-income producing security.
#	At June 30, 2009 the aggregate cost of investment securities for income tax purposes was $53,453,571. Net unrealized depreciation aggregated $23,538,573 of which $7,536 related to appreciated investment securities and $23,546,109 related to depreciated investment securities.

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — JUNE 30, 2009

	SA	SA	SA
	U.S. Fixed	Global Fixed	U.S. Market
	Income Fund	Income Fund	Fund
ASSETS
Investments in securities, at value	$161,947,382	$451,117,782	$299,970,616
Cash	207	440	23
Foreign currency, at value	—	120,856	—
Receivable for investments sold	—	1,067,811	—
Dividends and interest receivable	929,860	5,739,733	377,386
Receivable for fund shares sold	360,548	424,353	297,580
Unrealized appreciation on foreign currency exchange contracts (Note 1)	—	1,880,644	—
Receivable due from the Advisor (Note 2)	44,291	101,441	35,212
Receivable for tax reclaims	—	—	363
Receivable from Custodian Bank	1,500	6,019	20,321
Total Assets	163,283,788	460,459,079	300,701,501
LIABILITIES
Payable for investments purchased	—	—	395,107
Payable for fund shares redeemed	134,402	422,622	227,456
Due to custodian bank	—	—	—
Unrealized depreciation on foreign currency exchange contracts (Note 1)	—	614,714	—
Collateral for securities on loan (Note 1)	—	53,214,128	—
Advisory fee payable (Note 2)	40,000	215,776	161,672
Sub-Advisory fee payable (Note 2)	13,334	16,598	11,491
Administration fee payable (Note 2)	13,334	33,196	24,873
Sub-Administration fee payable (Note 2)	5,285	14,704	8,756
Custody and accounting fees payable	9,740	21,134	32,488
Trustees’ fees payable (Note 2)	4,305	4,306	4,306
Shareholder servicing fee payable (Note 2)	33,334	82,991	62,181
Transfer agent fee payable	6,339	14,526	16,045
Professional fees payable	38,644	36,806	38,644
Accrued expenses and other liabilities	10,288	6,301	7,716
Total Liabilities	309,005	54,697,802	990,735
NET ASSETS	$162,974,783	$405,761,277	$299,710,766
NET ASSETS CONSIST OF:
Capital paid in	$160,510,512	$401,391,767	$366,776,225
Undistributed/(overdistributed) net investment income	—	(2,525,855)	3,294,676
Accumulated net realized gain/(loss)	1,018,623	(6,789,802)	(81,612,487)
Net unrealized appreciation/(depreciation) on:
Investments	1,445,648	12,222,526	11,252,352
Foreign currency transactions	—	1,462,641	—
NET ASSETS	$162,974,783	$405,761,277	$299,710,766
Shares of beneficial interest outstanding	15,864,484	40,855,545	35,587,628
($0.01 par value, unlimited shares authorized)
Net asset value per share	$10.27	$9.93	$8.42
Identified cost of investments	$160,501,734	$438,895,256	$288,718,264
Cost of foreign currency	$—	$121,684	$—

See notes to financial statements.

SA	SA U.S.	SA International	SA International	SA	SA
U.S. Value	Small Company	Value	Small Company	Emerging Markets	Real Estate
Fund	Fund	Fund	Fund	Value Fund	Securities Fund

$200,723,490	$235,525,859	$515,108,034	$156,391,857	$43,214,104	$29,914,998
533	948	445	—	596	988
—	—	949,554	—	97,289	—
981,787	492,276	6,957	121,000	—	—
261,119	106,795	1,468,222	—	41,349	128,123
343,887	171,947	358,035	176,352	134,250	95,878
—	—	—	—	—	—
40,008	27,057	—	16,304	10,675	27,519
—	—	137,170	—	666	—
3,233	37,710	14,111	—	27,499	2,186
202,354,057	236,362,592	518,042,528	156,705,513	43,526,428	30,169,692

1,285,546	607,822	—	—	107,158	300,289
100,511	94,090	220,132	88,603	23,098	16,980
—	—	—	120,189	—	—
—	—	—	—	—	—
—	64,219,588	110,639,335	—	—	—
108,714	92,049	220,060	83,433	23,073	15,952
16,725	49,565	67,711	—	17,749	3,681
16,725	14,161	33,855	12,836	3,550	2,454
4,639	4,134	9,110	3,591	695	611
14,062	36,194	34,447	5,505	30,596	10,369
4,305	4,305	4,305	4,306	4,305	4,305
41,813	35,403	84,639	32,090	8,874	6,135
15,921	15,516	16,544	15,123	6,891	6,882
38,644	45,740	45,667	45,667	44,054	45,740
11,074	9,197	9,472	8,827	16,237	18,750
1,658,679	65,227,764	111,385,277	420,170	286,280	432,148
$200,695,378	$171,134,828	$406,657,251	$156,285,343	$43,240,148	$29,737,544

$291,540,188	$258,479,339	$518,239,696	$170,051,379	$55,396,903	$55,279,907
1,615,353	1,391,746	10,290,471	2,543,816	100,560	502,899
(53,839,973)	(25,663,376)	(89,863,682)	(33,029,883)	(1,871,471)	(4,471,440)

(38,620,190)	(63,072,881)	(32,018,234)	16,720,031	(10,314,864)	(21,573,822)
—	—	9,000	—	(70,980)	—
$200,695,378	$171,134,828	$406,657,251	$156,285,343	$43,240,148	$29,737,544
27,056,469	16,676,078	47,788,949	12,716,848	5,569,639	7,594,763

$7.42	$10.26	$8.51	$12.29	$7.76	$3.92
$239,343,680	$298,598,740	$547,126,268	$139,671,826	$53,528,968	$51,488,820
$—	$—	$953,470	$—	$97,100	$—

STATEMENTS OF OPERATIONS — YEAR ENDED JUNE 30, 2009

	SA U.S.	SA	SA
	Fixed Income	Global Fixed	U.S. Market
	Fund	Income Fund	Fund
INVESTMENT INCOME
Income:
Dividends	$—	$—	$8,589,131
Interest(1)	3,986,492	15,758,435	6,719
Other income	—	32,525	136,777
Taxes withheld	—	—	(453)
Total Income	3,986,492	15,790,960	8,732,174
Expenses:
Advisory fees (Note 2)	442,720	3,129,164	2,271,289
Sub-Advisory fees (Note 2)	147,573	240,705	161,436
Shareholder Services fees (Note 2)	368,934	1,203,524	873,573
Administration fees (Note 2)	147,573	481,410	349,429
Sub-Administration fees (Note 2)	54,581	156,043	111,244
Trustees’ fees and expenses (Note 2)	18,083	18,083	18,083
Custody and accounting fees	54,516	130,146	162,548
Transfer agent fees	42,290	105,100	117,497
Professional fees	63,127	64,022	62,806
Registration fees	19,240	31,174	21,806
Other expenses	22,238	42,136	47,488
Total expenses before waivers and reimbursements:	1,380,875	5,601,507	4,197,199
Less: Fee waiver by Advisor (Note 2)	(421,649)	(1,509,522)	(702,908)
Net expenses	959,226	4,091,985	3,494,291
Net investment income	3,027,266	11,698,975	5,237,883

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments	1,018,806	15,922,764	(81,741,029)
Foreign currency transactions	—	7,228,115	(5)
Increase (decrease) in unrealized appreciation/depreciation on:
Investments	1,642,215	(25,109,540)	(53,120,389)
Foreign currency transactions	—	9,838,444	—
Net realized and unrealized gain (loss) on investments and
change in unrealized appreciation (depreciation)	2,661,021	7,879,783	(134,861,423)
Net increase (decrease) in net assets resulting from operations	$5,688,287	$19,578,758	$(129,623,540)
(1) Interest income includes security lending income of:	$—	$380,654	$—

See notes to financial statements.

SA	SA U.S.	SA International	SA International	SA	SA
U.S. Value	Small Company	Value	Small Company	Emerging Markets	Real Estate
Fund	Fund	Fund	Fund	Value Fund	Securities Fund

$6,073,298	$2,425,980	$15,564,895	$4,272,810	$1,101,329	$1,246,071
15,576	1,144,872	1,699,382	—	3,369	4,946
19,757	77,768	100,904	—	—	—
—	(76)	(1,248,255)	—	(119,306)	—
6,108,631	3,648,544	16,116,926	4,272,810	985,392	1,251,017

1,383,114	1,201,441	2,719,923	1,021,678	219,150	188,106
212,787	646,930	836,899	—	168,577	43,409
531,967	462,093	1,046,124	392,953	84,289	72,349
212,787	184,837	418,450	157,181	33,716	28,939
69,201	60,796	130,393	49,528	15,420	14,124
18,083	18,083	18,083	18,084	18,083	18,083
82,579	160,204	194,606	32,746	121,917	58,610
115,882	113,490	120,936	111,951	48,764	48,150
62,805	70,160	70,243	70,159	70,484	70,687
25,173	22,817	26,467	22,533	16,696	17,037
39,386	37,766	54,556	37,845	24,133	24,475
2,753,764	2,978,617	5,636,680	1,914,658	821,229	583,969
(519,503)	(760,572)	—	(185,664)	(332,353)	(294,575)
2,234,261	2,218,045	5,636,680	1,728,994	488,876	289,394
3,874,370	1,430,499	10,480,246	2,543,816	496,516	961,623

(50,825,095)	(25,528,671)	(89,632,313)	(30,345,631)	(1,871,471)	(4,344,578)
—	—	(178,390)	—	(72,133)	—

(51,079,301)	(34,888,696)	(115,597,106)	(45,915,922)	(6,702,957)	(12,992,616)
—	—	(36,776)	—	(59,049)	—

(101,904,396)	(60,417,367)	(205,444,585)	(76,261,553)	(8,705,610)	(17,337,194)

$(98,030,026)	$(58,986,868)	$(194,964,339)	$(73,717,737)	$(8,209,094)	$(16,375,571)
$—	$1,135,354	$1,650,790	$—	$—	$—

STATEMENTS OF CHANGES IN NET ASSETS

	SA U.S. Fixed Income Fund
	Year Ended	Year Ended
	06/30/2009	06/30/2008
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,027,266	$2,505,766
Net realized gain (loss) on investments and foreign currency transactions	1,018,806	83
Net increase (decrease) in unrealized appreciation (depreciation)	1,642,215	(196,567)
Net increase (decrease) in net assets from operations	5,688,287	2,309,282

Distributions to shareholders from:
Net investment income	(3,032,625)	(2,742,234)
Net realized gains	—	(1,451)
Total distributions	(3,032,625)	(2,743,685)

Share transactions
Proceeds from sale of shares	110,654,354	100,381,120
Value of distributions reinvested	2,994,023	2,727,179
Cost of shares redeemed	(79,294,840)	(13,934,673)
Total share transactions	34,353,537	89,173,626
Total increase (decrease) in net assets	37,009,199	88,739,223

NET ASSETS
Beginning of Period	125,965,584	37,226,361
End of year	$162,974,783	$125,965,584

Undistributed/(overdistributed) net investment income, end of period	$—	$5,141

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	10,862,825	9,904,471
Issued for distributions reinvested	293,867	270,563
Shares redeemed	(7,775,507)	(1,375,506)
Net increase (decrease) in fund shares	3,381,185	8,799,528

See notes to financial statements.

SA Global Fixed Income Fund		SA U.S. Market Fund
Year Ended	Year Ended	Year Ended	Year Ended
06/30/2009	06/30/2008	06/30/2009	06/30/2008

$11,698,975	$15,492,327	$5,237,883	$5,290,113
23,150,879	(25,806,591)	(81,741,034)	2,848,551
(15,271,096)	27,100,258	(53,120,389)	(91,838,039)
19,578,758	16,785,994	(129,623,540)	(83,699,375)

(34,296,699)	(14,541,008)	(4,200,157)	(5,199,501)
—	—	(1,004,566)	(6,203,441)
(34,296,699)	(14,541,008)	(5,204,723)	(11,402,942)

105,143,261	121,561,364	77,377,376	81,562,884
33,201,544	14,115,891	4,890,679	10,296,313
(319,235,546)	(146,843,889)	(156,261,849)	(113,056,636)
(180,890,741)	(11,166,634)	(73,993,794)	(21,197,439)
(195,608,682)	(8,921,648)	(208,822,057)	(116,299,756)

601,369,959	610,291,607	508,532,823	624,832,579
$405,761,277	$601,369,959	$299,710,766	$508,532,823

$(2,525,855)	$(2,218,805)	$3,294,676	$2,395,700

10,405,808	11,643,635	9,366,514	6,380,837
3,332,741	1,357,070	614,406	798,783
(31,069,315)	(14,047,251)	(18,677,701)	(8,961,752)
(17,330,766)	(1,046,546)	(8,696,781)	(1,782,132)

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Year Ended	Year Ended
	06/30/2009	06/30/2008
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,874,370	$2,832,468
Net realized gain (loss) on investments and foreign currency transactions	(50,825,095)	455,716
Net decrease in unrealized depreciation	(51,079,301)	(89,898,729)
Net decrease in net assets from operations	(98,030,026)	(86,610,545)

Distributions to shareholders from:
Net investment income	(3,770,254)	(1,762,024)
Net realized gains	—	(8,226,599)
Total distributions	(3,770,254)	(9,988,623)

Share transactions
Proceeds from sale of shares	77,998,956	82,947,809
Value of distributions reinvested	3,576,115	8,942,692
Cost of shares redeemed	(89,500,357)	(58,415,004)
Total share transactions	(7,925,286)	33,475,497
Total decrease in net assets	(109,725,566)	(63,123,671)

NET ASSETS
Beginning of Period	310,420,944	373,544,615
End of year	$200,695,378	$310,420,944

Undistributed net investment income, end of period	$1,615,353	$1,598,257

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	10,892,702	6,387,756
Issued for distributions reinvested	507,971	705,816
Shares redeemed	(11,944,319)	(4,623,450)
Net increase (decrease) in fund shares	(543,646)	2,470,122

See notes to financial statements.

SA U.S. Small Company Fund		SA International Value Fund
Year Ended	Year Ended	Year Ended	Year Ended
06/30/2009	06/30/2008	06/30/2009	06/30/2008

$1,430,499	$502,633	$10,480,246	$17,993,935
(25,528,671)	20,010,092	(89,810,703)	67,490,971
(34,888,696)	(86,051,195)	(115,633,882)	(216,726,887)
(58,986,868)	(65,538,470)	(194,964,339)	(131,241,981)

(469,365)	—	(16,015,075)	(13,568,342)
(11,886,215)	(31,859,992)	(37,540,014)	(76,274,345)
(12,355,580)	(31,859,992)	(53,555,089)	(89,842,687)

49,714,230	66,005,924	156,112,110	132,059,469
11,517,200	28,578,234	50,930,886	81,172,158
(79,645,998)	(51,784,930)	(184,735,558)	(141,099,641)
(18,414,568)	42,799,228	22,307,438	72,131,986
(89,757,016)	(54,599,234)	(226,211,990)	(148,952,682)

260,891,844	315,491,078	632,869,241	781,821,923
$171,134,828	$260,891,844	$406,657,251	$632,869,241

$1,391,746	$469,446	$10,290,471	$16,017,796

5,001,069	3,912,537	19,012,508	7,587,177
1,255,965	1,754,342	6,719,114	4,934,478
(7,737,199)	(3,169,779)	(21,797,831)	(8,167,465)
(1,480,165)	2,497,100	3,933,791	4,354,190

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Year Ended	Year Ended
	06/30/2009	06/30/2008
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,543,816	$3,387,564
Net realized gain (loss) on investments and foreign currency transactions	(30,345,631)	14,730,305
Net decrease in unrealized depreciation	(45,915,922)	(63,358,009)
Net decrease in net assets from operations	(73,717,737)	(45,240,140)

Distributions to shareholders from:
Net investment income	(2,539,218)	(3,986,378)
Net realized gains	(14,112,915)	(8,763,944)
Total distributions	(16,652,133)	(12,750,322)

Share transactions
Proceeds from sale of shares	48,657,511	56,885,130
Value of distributions reinvested	15,670,729	11,479,633
Cost of shares redeemed	(63,671,603)	(46,891,841)
Total share transactions	656,637	21,472,922
Total increase (decrease) in net assets	(89,713,233)	(36,517,540)

NET ASSETS
Beginning of Period	245,998,576	282,516,116
End of year	$156,285,343	$245,998,576

Undistributed net investment income, end of period	$2,543,816	$2,539,772

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	4,211,224	2,562,044
Issued for distributions reinvested	1,527,361	547,170
Shares redeemed	(5,449,402)	(2,162,513)
Net increase in fund shares	289,183	946,701

See notes to financial statements.

SA Emerging Markets Value Fund		SA Real Estate Securities Fund
Year Ended	Year Ended	Year Ended	Year Ended
06/30/2009	06/30/2008	06/30/2009	06/30/2008

$496,516	$550,663	$961,623	$619,207
(1,943,604)	1,313,743	(4,344,578)	438,411
(6,762,006)	(5,077,878)	(12,992,616)	(6,995,790)
(8,209,094)	(3,213,472)	(16,375,571)	(5,938,172)

(598,051)	(304,856)	(723,262)	(415,213)
(1,314,174)	—	(411,293)	(209,873)
(1,912,225)	(304,856)	(1,134,555)	(625,086)

18,007,745	35,427,130	17,536,965	28,254,211
1,895,639	303,475	1,120,905	622,187
(10,810,561)	(8,685,214)	(8,069,958)	(4,479,727)
9,092,823	27,045,391	10,587,912	24,396,671
(1,028,496)	23,527,063	(6,922,214)	17,971,774

44,268,644	20,741,581	36,659,758	18,687,984
$43,240,148	$44,268,644	$29,737,544	$36,659,758

$100,560	$274,059	$502,899	$264,515

2,845,639	3,036,907	4,180,945	3,453,741
337,302	26,389	272,064	82,518
(1,749,645)	(757,411)	(1,907,490)	(580,648)
1,433,296	2,305,885	2,545,519	2,955,611

FINANCIAL HIGHLIGHTS

	SA U.S. Fixed
	Income Fund
	Year Ended	Year Ended		Period Ended
	June 30, 2009	June 30, 2008		June 30, 2007*
Net Asset Value, Beginning of Period	$10.09	$10.11		$10.00

Income from Investment Operations:
Net investment income	0.21	0.27		0.06
Net realized and unrealized gain on investments	0.18	0.05		0.05
Total from investment operations	0.39	0.32		0.11

Less Distributions:
Dividends from net investment income	(0.21)	(0.34)		—
Distributions from capital gains	—	(0.00	)(4)	—
Total distributions	(0.21)	(0.34)		—

Net asset value, end of period	$10.27	$10.09		$10.11

Total return (1)	3.90%	3.18%		1.10%
Net assets, end of period (000s)	$162,975	$125,966		$37,226
Ratio of net expenses to average net assets (2)	0.65%	0.65%		0.65%
Ratio of gross expenses to average net assets (2)	0.94%	1.06%		2.45%
Ratio of net investment income to average net assets (2)	2.05%	3.05%		4.56%
Portfolio turnover rate	46%	0%		0%
Without giving effect to the expense waiver described in Note 2 to the Financial Statements, net investment income per share
would have been (3)	$0.18	$0.24		$0.04

*	Fund commenced operations on April 2, 2007.
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.
(4)	Amount rounds to less than ($0.005) per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed
	Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2009	June 30, 2008	June 30, 2007	June 30, 2006	June 30, 2005
Net Asset Value, Beginning of Period	$10.34	$10.30	$9.91	$10.33	$10.10

Income from Investment Operations:
Net investment income	0.25	0.26	0.23	0.19	0.26
Net realized and unrealized gain (loss)
on investments	0.16	0.02	0.23	(0.23)	0.22
Total from investment operations	0.41	0.28	0.46	(0.04)	0.48

Less Distributions:
Dividends from net investment income	(0.82)	(0.24)	(0.07)	(0.38)	(0.25)
Return of Capital	—	—	—	(0.00)*	—
Total distributions	(0.82)	(0.24)	(0.07)	(0.38)	(0.25)

Net asset value, end of period	$9.93	$10.34	$10.30	$9.91	$10.33

Total return	4.04%	2.77%	4.60%	(0.38)%	4.81%
Net assets, end of period (000s)	$405,761	$601,370	$610,292	$514,888	$391,394
Ratio of net expenses to average net assets	0.85%	0.85%	0.96%	1.00%	1.00%
Ratio of gross expenses to average net assets (1)	1.16%	1.14%	1.23%	1.31%	1.33%
Ratio of net investment income to average
net assets	2.43%	2.48%	2.05%	2.11%	2.65%
Portfolio turnover rate	53%	91%	70%	90%	75%
Without giving effect to the expense
waiver described in Note 2 to the
Financial Statements, net investment
income per share would have been (1)	$0.21	$0.23	$0.20	$0.17	$0.23

*	Amount rounds to less than ($0.005) per share.
(1)	Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S.
	Market Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2009	June 30, 2008	June 30, 2007	June 30, 2006	June 30, 2005
Net Asset Value, Beginning of Period	$11.48	$13.56	$11.47	$10.69	$10.12

Income from Investment Operations:
Net investment income	0.16	0.11	0.10	0.08	0.09
Net realized and unrealized gain (loss)
on investments	(3.08)	(1.94)	2.08	0.77	0.55
Total from investment operations	(2.92)	(1.83)	2.18	0.85	0.64

Less Distributions:
Dividends from net investment income	(0.11)	(0.11)	(0.09)	(0.07)	(0.07)
Distributions from capital gains	(0.03)	(0.14)	—	—	—
Total distributions	(0.14)	(0.25)	(0.09)	(0.07)	(0.07)

Net asset value, end of period	$8.42	$11.48	$13.56	$11.47	$10.69

Total return	(25.36)%	(13.70)%	19.03%	7.95%	6.35%
Net assets, end of period (000s)	$299,711	$508,533	$624,833	$496,305	$382,245
Ratio of net expenses to average net assets	1.00%	1.00%	1.06%	1.08%	1.08%
Ratio of gross expenses to average net assets (1)	1.20%	1.14%	1.14%	1.18%	1.21%
Ratio of net investment income to average
net assets	1.50%	0.91%	0.81%	0.73%	0.89%
Portfolio turnover rate	7%	2%	2%	0%*	1%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
per share would have been (1)	$0.14	$0.10	$0.09	$0.07	$0.08

*	Amount rounds to less than 0.5%.
(1)	Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S.
	Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2009	June 30, 2008	June 30, 2007	June 30, 2006	June 30, 2005
Net Asset Value, Beginning of Period	$11.25	$14.86	$13.27	$11.99	$10.79

Income from Investment Operations:
Net investment income	0.15	0.10	0.07	0.07	0.03
Net realized and unrealized gain (loss)
on investments	(3.83)	(3.33)	2.53	1.64	1.31
Total from investment operations	(3.68)	(3.23)	2.60	1.71	1.34

Less Distributions:
Dividends from net investment income	(0.15)	(0.07)	(0.07)	(0.05)	(0.03)
Distributions from capital gains	—	(0.31)	(0.94)	(0.38)	(0.11)
Total distributions	(0.15)	(0.38)	(1.01)	(0.43)	(0.14)

Net asset value, end of period	$7.42	$11.25	$14.86	$13.27	$11.99

Total return	(32.68)%	(22.05)%	20.33%	14.52%	12.50%
Net assets, end of period (000s)	$200,695	$310,421	$373,545	$295,222	$222,113
Ratio of net expenses to average net assets	1.05%	1.05%	1.11%	1.13%	1.13%
Ratio of gross expenses to average net assets (1)	1.29%	1.22%	1.33%	1.42%	1.45%
Ratio of net investment income to average
net assets	1.82%	0.82%	0.47%	0.57%	0.30%
Portfolio turnover rate	42%	10%	8%	12%	5%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
(loss) per share would have been (1)	$0.13	$0.08	$0.04	$0.03	$(0.00)*

*	Amount rounds to less than ($0.01) per share.
(1)	Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S.
	Small Company Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2009	June 30, 2008	June 30, 2007	June 30, 2006	June 30, 2005
Net Asset Value, Beginning of Period	$14.37	$20.15	$18.83	$17.54	$16.24

Income from Investment Operations:
Net investment income (loss)	0.09	0.03	(0.01)	(0.07)	(0.06)
Net realized and unrealized gain (loss)
on investments	(3.41)	(3.86)	2.88	2.46	1.36
Total from investment operations	(3.32)	(3.83)	2.87	2.39	1.30

Less Distributions:
Dividends from net investment income	(0.03)	—	—	—	—
Distributions from capital gains	(0.76)	(1.95)	(1.55)	(1.10)	—
Total distributions	(0.79)	(1.95)	(1.55)	(1.10)	—

Net asset value, end of period	$10.26	$14.37	$20.15	$18.83	$17.54

Total return	(22.42)%	(20.15)%	15.90%	13.92%	8.00%
Net assets, end of period (000s)	$171,135	$260,892	$315,491	$247,218	$188,637
Ratio of net expenses to average net assets	1.20%	1.20%	1.26%	1.28%	1.28%
Ratio of gross expenses to average net assets (1)	1.61%	1.51%	1.53%	1.60%	1.68%
Ratio of net investment income (loss) to average
net assets	0.77%	0.17%	(0.07)%	(0.43)%	(0.41)%
Portfolio turnover rate	13%	13%	14%	13%	9%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
(loss) per share would have been (1)	$0.04	$(0.02)	$(0.06)	$(0.13)	$(0.12)

(1)	Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International
	Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2009	June 30, 2008	June 30, 2007	June 30, 2006	June 30, 2005
Net Asset Value, Beginning of Period	$14.43	$19.79	$16.01	$12.89	$11.18

Income from Investment Operations:
Net investment income	0.23	0.41	0.38	0.23	0.16
Net realized and unrealized gain (loss)
on investments	(4.91)	(3.50)	5.07	3.48	1.63
Total from investment operations	(4.68)	(3.09)	5.45	3.71	1.79

Less Distributions:
Dividends from net investment income	(0.37)	(0.34)	(0.31)	(0.20)	(0.08)
Distributions from capital gains	(0.87)	(1.93)	(1.36)	(0.39)	—
Total distributions	(1.24)	(2.27)	(1.67)	(0.59)	(0.08)

Net asset value, end of period	$8.51	$14.43	$19.79	$16.01	$12.89

Total return	(31.33)%	(17.01)%	35.49%	29.29%	16.06%
Net assets, end of period (000s)	$406,657	$632,869	$781,822	$586,222	$400,437
Ratio of net expenses to average net assets	1.35%	1.30%	1.30%	1.35%	1.38%
Ratio of gross expenses to average net assets (1)	1.35%	1.30%	1.42%	1.53%	1.56	%(2)
Ratio of net investment income to average
net assets	2.50%	2.46%	2.14%	1.69%	1.50%
Portfolio turnover rate	27%	20%	18%	23%	11%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
per share would have been (1)	$0.23	$0.41	$0.36	$0.20	$0.14

(1)	Gross expenses before waivers of expenses.
(2)	Gross expenses include effect of $34,978 of expenses recaptured by the Manager, an increase of 0.01% on an annualized basis.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International
	Small Company Fund
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2009	June 30, 2008	June 30, 2007	June 30, 2006		June 30, 2005
Net Asset Value, Beginning of Period	$19.79	$24.61	$19.99	$16.38		$14.11

Income from Investment Operations:
Net investment income	0.22	0.28	0.26	0.14		0.12
Net realized and unrealized gain (loss)
on investments	(6.27)	(4.04)	5.51	4.13		2.35
Total from investment operations	(6.05)	(3.76)	5.77	4.27		2.47

Less Distributions:
Dividends from net investment income	(0.22)	(0.33)	(0.34)	(0.22)		(0.17)
Distributions from capital gains	(1.23)	(0.73)	(0.81)	(0.44)		(0.03)
Total distributions	(1.45)	(1.06)	(1.15)	(0.66)		(0.20)

Net asset value, end of period	$12.29	$19.79	$24.61	$19.99		$16.38

Total return	(29.10)%	(15.49)%	29.64%	26.36%		17.58%
Net assets, end of period (000s)	$156,285	$245,999	$282,516	$205,373		$141,642
Ratio of net expenses to average net assets †	1.10%	1.10%	1.12%	1.26%		1.28%
Ratio of gross expenses to average net assets †	1.22%	1.13%	1.13%	1.26	%(3)	1.28	%(2)
Ratio of net investment income to average
net assets †	1.62%	1.26%	1.17%	0.75%		0.85%
Ratio of expenses to average net assets for
the DFA Portfolio (4) (unaudited) †	0.57%	0.55%	0.55%	0.56%		0.65%
Ratio of expenses to average net assets
for the DFA Portfolio (5)†	0.55%	0.55%	0.56%	0.64%		0.69%
Portfolio turnover rate	N/A	N/A	N/A	N/A		N/A
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
per share would have been (1)	$0.20	$0.27	$0.26	$0.14		$0.12

(1)	Gross expenses before waivers of expenses.
(2)	Gross expenses include effect of $58,893 of expenses recaptured by the Manager, an increase of 0.05% on an annualized basis.
(3)	Gross expenses include effect of $90,225 of expenses recaptured by the Manager, an increase of 0.04% on an annualized basis.
(4)	The DFA Portfolio expense ratios are as of April 30, 2009, May 31, 2008, 2007, 2006 and 2005, respectively and are unaudited.
(5)	The DFA Portfolio expense ratios are for the fiscal years ended October 31, 2008, November 30, 2007, 2006, 2005 and 2004, respectively.
N/A	Refer to the financial statements of the DFA Portfolio included elsewhere in this report.
†	The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Company Fund. The financial statements of the DFA Portfolio are included elsewhere in this report.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging
	Markets Value Fund
	Year Ended	Year Ended	Period Ended
	June 30, 2009	June 30, 2008	June 30, 2007*
Net Asset Value, Beginning of Period	$10.70	$11.33	$10.00

Income from Investment Operations:
Net investment income	0.09	0.13	0.02
Net realized and unrealized gain (loss) on investments	(2.64)	(0.67)	1.31
Total from investment operations	(2.55)	(0.54)	1.33

Less Distributions:
Dividends from net investment income	(0.12)	(0.09)	—
Distributions from capital gains	(0.27)	—	—
Total distributions	(0.39)	(0.09)	—

Net asset value, end of period	$7.76	$10.70	$11.33

Total return (1)	(22.48)%	(4.79)%	13.30%
Net assets, end of period (000s)	$43,240	$44,269	$20,742
Ratio of net expenses to average net assets (2)	1.45%	1.45%	1.45%
Ratio of gross expenses to average net assets (2)	2.44%	2.44%	5.59%
Ratio of net investment income to average net assets (2)	1.47%	1.47%	1.52%
Portfolio turnover rate	11%	8%	0%
Without giving effect to the expense waiver described in Note 2 to the Financial Statements, net investment income (loss) per
share would have been (3)	$0.03	$0.04	$(0.04)

*	Fund commenced operations on April 2, 2007.
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate
	Securities Fund
	Year Ended	Year Ended	Period Ended
	June 30, 2009	June 30, 2008	June 30, 2007*
Net Asset Value, Beginning of Period	$7.26	$8.93	$10.00

Income from Investment Operations:
Net investment income	0.13	0.25	0.03
Net realized and unrealized loss on investments	(3.28)	(1.76)	(1.10)
Total from investment operations	(3.15)	(1.51)	(1.07)

Less Distributions:
Dividends from net investment income	(0.12)	(0.11)	—
Distributions from capital gains	(0.07)	(0.05)	—
Total distributions	(0.19)	(0.16)	—

Net asset value, end of period	$3.92	$7.26	$8.93

Total return (1)	(43.60)%	(16.94)%	(10.70)%
Net assets, end of period (000s)	$29,738	$36,660	$18,688
Ratio of net expenses to average net assets (2)	1.00%	1.00%	1.00%
Ratio of gross expenses to average net assets (2)	2.02%	1.99%	4.78%
Ratio of net investment income to average net assets (2)	3.32%	4.17%	1.94%
Portfolio turnover rate	7%	1%	0%
Without giving effect to the expense waiver described in Note 2 to the Financial Statements, net investment income (loss) per
share would have been (3)	$0.09	$0.19	$(0.02)

*	Fund commenced operations on April 2, 2007.
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2009

1. Organization and Significant Accounting Policies

     SA Funds — Investment Trust (the “Trust”) is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios (“Funds”) of shares of beneficial interest and different classes of shares of each Fund. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), and currently offers the following nine Funds, each of which is a diversified mutual fund as defined in the 1940 Act.

     SA U.S. Fixed Income Fund
     SA Global Fixed Income Fund
     SA U.S. Market Fund
     SA U.S. Value Fund
     SA U.S. Small Company Fund
     SA International Value Fund
     SA International Small Company Fund
     SA Emerging Markets Value Fund
     SA Real Estate Securities Fund

     All of the Funds commenced investment operations on August 5, 1999, except SA Global Fixed Income Fund, which commenced operations on July 29, 1999, and SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund, and SA Real Estate Securities Fund, which commenced operations on April 2, 2007.

     Effective October 30, 2000, SA International Small Company began investing substantially all of its assets in the DFA Portfolio an open-end management investment company. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series, each a series of The DFA Investment Trust Company, an open-end management investment company. As of June 30, 2009, SA International Small Company Fund held approximately 4.36% of the DFA Portfolio. The performance of SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. The financial statements of the DFA Portfolio are included elsewhere in this report and should be read in conjunction with the financial statements of SA International Small Company Fund. Prior to October 30, 2000, SA International Small Company Fund invested directly in each of the Series (and a relatively small amount in another series).

     Use of Estimates — The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

     Security Valuation — Equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported price, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price. Foreign equity securities traded on the over-the-counter markets are valued at the most recent quoted bid price in the absence of an official closing price. Bonds and other fixed income securities are valued based upon prices provided by independent pricing services or other reliable sources, including broker-

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2009 (Continued)

dealers. Shares of registered open-end investment companies are valued at the investment company’s net asset value. Short-term investments purchased with an original or remaining maturity of sixty days or less are stated at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee appointed by the Board of Trustees of the Trust. Certain funds hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are valued at fair value as determined in good faith by the pricing committee. Fair value pricing is based on subjective judgments, and it is possible that such pricing may vary significantly from the price actually received on a sale. Any determinations of fair value made by the pricing committee are presented to the Board of Trustees for ratification.

     Valuation of securities by the DFA Portfolio is discussed in the DFA Investment Dimensions Group Inc. Notes to Financial Statements, which are included elsewhere in this report.

     Fair Value Measurement — The Funds adopted Statement of Financial Accounting Standard No. 157 (“FAS 157”) Fair Value Measurement which provides enhanced guidance for using fair value to measure assets and liabilities. FAS 157 established a three-tier hierarchy of inputs establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Funds’ own assumptions used to determine the fair value of investments).

     The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2009 (Continued)

     The tables below provide a summary of the inputs as of June 30, 2009 in valuing each Fund’s investments:

SA U.S. Fixed Income Fund

	Investments in Securities
	Quoted	Significant
	Prices in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Bonds and Notes
Austria	$—	$4,293,939	$—	$4,293,939
Canada	—	7,721,428	—	7,721,428
Germany	—	6,233,737	—	6,233,737
Sweden	—	3,906,168	—	3,906,168
United Kingdom	—	2,055,404	—	2,055,404
United States	—	132,681,636	—	132,681,636
Total Bonds and Notes	—	156,892,312	—	156,892,312
Short-Term Investments
Other	5,055,070	—	—	5,055,070
Total Short-Term Investments	5,055,070	—	—	5,055,070
Total Investments	$5,055,070	$156,892,312	$—	$161,947,382

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2009 (Continued)

SA Global Fixed Income Fund

	Investments in Securities
	Quoted	Significant
	Prices in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Bonds and Notes
Australia	$—	$15,709,166	$—	$15,709,166
Austria	—	20,359,613	—	20,359,613
Belgium	—	11,465,630	—	11,465,630
Canada	—	35,461,512	—	35,461,512
Denmark	—	2,692,289	—	2,692,289
France	—	33,480,852	—	33,480,852
Germany	—	54,898,799	—	54,898,799
Japan	—	3,375,712	—	3,375,712
Netherlands	—	11,223,125	—	11,223,125
Norway	—	11,013,137	—	11,013,137
Spain	—	11,320,561	—	11,320,561
Supranational	—	51,725,056	—	51,725,056
Sweden	—	8,371,433	—	8,371,433
United Kingdom	—	34,156,868	—	34,156,868
United States	—	91,485,572	—	91,485,572
Total Bonds and Notes	—	396,739,325	—	396,739,325
Short-Term Investments
Other	1,164,329	—	—	1,164,329
Total Short-Term Investments	1,164,329	—	—	1,164,329
Collateral for Securities on Loan
Short Term	53,214,128	—	—	53,214,128
Forward Foreign Currency Contracts	—	1,880,644	—	1,880,644
Total Investments	$54,378,457	$398,619,969	$—	$452,998,426
Liabilities:
Forward Foreign Currency Contracts	$—	$(614,714)	$—	$(614,714)
Total Liabilities	$—	$(614,714)	$—	$(614,714)

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2009 (Continued)

SA U.S. Market Fund

	Investments in Securities
	Quoted	Significant
	Prices in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Aerospace & Defense	$7,317,892	$—	$—	$7,317,892
Air Freight & Logistics	2,096,271	—	—	2,096,271
Airlines	472,684	—	—	472,684
Auto Components	738,724	—	—	738,724
Automobiles	491,716	—	—	491,716
Beverages	7,976,925	—	—	7,976,925
Biotechnology	6,743,091	—	—	6,743,091
Building Products	251,903	—	—	251,903
Capital Markets	7,853,873	—	—	7,853,873
Chemicals	5,998,377	—	—	5,998,377
Commercial Banks	6,818,287	—	—	6,818,287
Commercial Services & Supplies	2,075,923	—	—	2,075,923
Communications Equipment	7,055,831	—	—	7,055,831
Computers & Peripherals	13,373,880	—	—	13,373,880
Construction & Engineering	1,043,966	—	—	1,043,966
Construction Materials	282,591	—	—	282,591
Consumer Finance	1,181,455	—	—	1,181,455
Containers & Packaging	1,023,353	—	—	1,023,353
Distributors	231,955	—	—	231,955
Diversified Consumer Services	1,453,538	—	—	1,453,538
Diversified Financial Services	6,059,982	—	—	6,059,982
Diversified Telecommunication Services	7,191,594	—	—	7,191,594
Electric Utilities	6,857,279	—	—	6,857,279
Electrical Equipment	2,066,514	—	—	2,066,514
Electronic Equipment, Instruments & Components	2,178,199	—	—	2,178,199
Energy Equipment & Services	5,421,798	—	—	5,421,798
Food & Staples Retailing	10,313,641	—	—	10,313,641
Food Products	6,409,569	—	—	6,409,569
Gas Utilities	1,236,282	—	—	1,236,282
Health Care Equipment & Supplies	6,942,506	—	—	6,942,506
Health Care Providers & Services	6,581,122	—	—	6,581,122
Health Care Technology	467,008	—	—	467,008
Hotels, Restaurants & Leisure	5,761,943	—	—	5,761,943
Household Durables	1,348,871	—	—	1,348,871
Household Products	6,514,107	—	—	6,514,107
Independent Power Producers & Energy Traders	820,104	—	—	820,104
Industrial Conglomerates	4,759,625	—	—	4,759,625
Insurance	8,186,173	—	—	8,186,173
Internet & Catalog Retail	1,440,837	—	—	1,440,837

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2009 (Continued)

SA U.S. Market Fund (continued)

	Investments in Securities
	Quoted	Significant
	Prices in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks (continued)
Internet Software & Services	$4,264,738	$—	$—	$4,264,738
IT Services	4,343,950	—	—	4,343,950
Leisure Equipment & Products	363,629	—	—	363,629
Life Sciences Tools & Services	1,731,038	—	—	1,731,038
Machinery	5,256,464	—	—	5,256,464
Marine	84,676	—	—	84,676
Media	8,943,298	—	—	8,943,298
Metals & Mining	2,966,403	—	—	2,966,403
Multi-Utilities	4,390,913	—	—	4,390,913
Multiline Retail	2,228,760	—	—	2,228,760
Office Electronics	217,409	—	—	217,409
Oil, Gas & Consumable Fuels	28,643,142	—	—	28,643,142
Paper & Forest Products	510,335	—	—	510,335
Personal Products	732,139	—	—	732,139
Pharmaceuticals	18,424,874	—	—	18,424,874
Professional Services	784,856	—	—	784,856
Real Estate Management & Development	145,130	—	—	145,130
Road & Rail	2,925,577	—	—	2,925,577
Semiconductors & Semiconductor Equipment	7,079,573	—	—	7,079,573
Software	13,304,102	—	—	13,304,102
Specialty Retail	6,750,912	—	—	6,750,912
Textiles, Apparel & Luxury Goods	1,499,356	—	—	1,499,356
Thrifts & Mortgage Finance	983,841	—	—	983,841
Tobacco	4,499,293	—	—	4,499,293
Trading Companies & Distributors	582,535	—	—	582,535
Water Utilities	72,209	—	—	72,209
Wireless Telecommunication Services	1,314,904	—	—	1,314,904
Total Common Stocks	288,083,445	—	—	288,083,445
Rights & Warrants
Hotels, Restaurants & Leisure	3	—	—	3
Total Rights & Warrants	3	—	—	3
Mutual Funds
Other	11,712,165	—	—	11,712,165
Total Mutual Funds	11,712,165	—	—	11,712,165
Short-Term Investments
Other	175,003	—	—	175,003
Total Short-Term Investments	175,003	—	—	175,003
Total Investments	$299,970,616	$—	$—	$299,970,616

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2009 (Continued)

SA U.S. Value Fund

	Investments in Securities
	Quoted	Significant
	Prices in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Aerospace & Defense	$2,515,323	$—	$—	$2,515,323
Air Freight & Logistics	1,642,069	—	—	1,642,069
Airlines	838,558	—	—	838,558
Auto Components	932,613	—	—	932,613
Beverages	1,950,769	—	—	1,950,769
Building Products	469,813	—	—	469,813
Capital Markets	10,552,440	—	—	10,552,440
Chemicals	2,215,147	—	—	2,215,147
Commercial Banks	4,066,713	—	—	4,066,713
Commercial Services & Supplies	749,669	—	—	749,669
Communications Equipment	2,102,562	—	—	2,102,562
Computers & Peripherals	248,261	—	—	248,261
Construction & Engineering	750,225	—	—	750,225
Consumer Finance	1,792,527	—	—	1,792,527
Diversified Financial Services	17,979,352	—	—	17,979,352
Diversified Telecommunication Services	6,981,934	—	—	6,981,934
Electronic Equipment, Instruments & Components	2,370,838	—	—	2,370,838
Energy Equipment & Services	3,707,033	—	—	3,707,033
Food & Staples Retailing	5,786,604	—	—	5,786,604
Food Products	5,433,011	—	—	5,433,011
Gas Utilities	176,296	—	—	176,296
Health Care Equipment & Supplies	1,531,148	—	—	1,531,148
Health Care Providers & Services	6,483,386	—	—	6,483,386
Hotels, Restaurants & Leisure	2,537,979	—	—	2,537,979
Household Durables	2,457,588	—	—	2,457,588
Independent Power Producers & Energy Traders	682,022	—	—	682,022
Industrial Conglomerates	6,717,855	—	—	6,717,855
Insurance	27,213,853	—	—	27,213,853
Internet & Catalog Retail	1,078,238	—	—	1,078,238
Internet Software & Services	360,066	—	—	360,066
IT Services	1,715,633	—	—	1,715,633
Life Sciences Tools & Services	1,194,020	—	—	1,194,020
Machinery	1,257,549	—	—	1,257,549
Media	23,194,154	—	—	23,194,154
Metals & Mining	1,894,720	—	—	1,894,720
Multiline Retail	2,745,427	—	—	2,745,427
Office Electronics	780,652	—	—	780,652

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2009 (Continued)

SA U.S. Value Fund (continued)

	Investments in Securities
	Quoted	Significant
	Prices in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks (continued)
Oil, Gas & Consumable Fuels	$23,340,270	$—	$—	$23,340,270
Paper & Forest Products	2,418,195	—	—	2,418,195
Pharmaceuticals	1,016,172	—	—	1,016,172
Road & Rail	13,554,558	—	—	13,554,558
Semiconductors & Semiconductor Equipment	672,980	—	—	672,980
Software	511,753	—	—	511,753
Specialty Retail	325,357	—	—	325,357
Thrifts & Mortgage Finance	621,089	—	—	621,089
Wireless Telecommunication Services	2,165,066	—	—	2,165,066
Total Common Stocks	199,731,487	—	—	199,731,487
Short-Term Investments
Other	992,003	—	—	992,003
Total Short-Term Investments	992,003	—	—	992,003
Total Investments	$200,723,490	$—	$—	$200,723,490

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2009 (Continued)

SA U.S. Small Company Fund

	Investments in Securities
	Quoted	Significant
	Prices in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Aerospace & Defense	$3,206,713	$—	$—	$3,206,713
Air Freight & Logistics	566,913	—	—	566,913
Airlines	957,972	—	—	957,972
Auto Components	1,500,384	—	—	1,500,384
Automobiles	294,453	—	—	294,453
Beverages	235,553	—	—	235,553
Biotechnology	6,941,318	—	—	6,941,318
Building Products	1,248,824	—	—	1,248,824
Capital Markets	2,221,599	—	—	2,221,599
Chemicals	3,688,992	—	—	3,688,992
Commercial Banks	9,847,078	—	—	9,847,078
Commercial Services & Supplies	4,828,831	—	—	4,828,831
Communications Equipment	6,204,553	—	—	6,204,553
Computers & Peripherals	2,138,393	—	—	2,138,393
Construction & Engineering	1,228,446	—	—	1,228,446
Construction Materials	560,689	—	—	560,689
Consumer Finance	1,232,979	—	—	1,232,979
Containers & Packaging	693,753	—	—	693,753
Distributors	67,985	—	—	67,985
Diversified Consumer Services	2,074,082	—	—	2,074,082
Diversified Financial Services	990,711	—	—	990,711
Diversified Telecommunication Services	1,495,296	—	—	1,495,296
Electric Utilities	1,923,378	—	—	1,923,378
Electrical Equipment	3,641,741	—	—	3,641,741
Electronic Equipment, Instruments & Components	4,706,018	—	—	4,706,018
Energy Equipment & Services	3,520,708	—	—	3,520,708
Food & Staples Retailing	1,750,863	—	—	1,750,863
Food Products	2,972,159	—	—	2,972,159
Gas Utilities	1,306,837	—	—	1,306,837
Health Care Equipment & Supplies	6,816,991	—	—	6,816,991
Health Care Providers & Services	6,674,483	—	—	6,674,483
Health Care Technology	1,904,632	—	—	1,904,632
Hotels, Restaurants & Leisure	5,648,529	—	—	5,648,529
Household Durables	2,541,295	—	—	2,541,295
Household Products	285,987	—	—	285,987
Industrial Conglomerates	624,158	—	—	624,158
Insurance	4,629,869	—	—	4,629,869
Internet & Catalog Retail	589,233	—	—	589,233

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2009 (Continued)

SA U.S. Small Company Fund (continued)

	Investments in Securities
	Quoted	Significant
	Prices in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks (continued)
Internet Software & Services	$3,664,402	$—	$—	$3,664,402
IT Services	3,812,573	—	—	3,812,573
Leisure Equipment & Products	886,664	—	—	886,664
Life Sciences Tools & Services	2,111,231	—	—	2,111,231
Machinery	5,275,004	—	—	5,275,004
Marine	332,052	—	—	332,052
Media	2,186,931	—	—	2,186,931
Metals & Mining	1,567,365	—	—	1,567,365
Multi-Utilities	973,530	—	—	973,530
Multiline Retail	459,547	—	—	459,547
Office Electronics	194,958	—	—	194,958
Oil, Gas & Consumable Fuels	4,479,129	—	—	4,479,129
Paper & Forest Products	491,724	—	—	491,724
Personal Products	1,548,372	12,015	—	1,560,387
Pharmaceuticals	2,510,519	—	—	2,510,519
Professional Services	2,578,561	—	—	2,578,561
Real Estate Management & Development	377,757	—	—	377,757
Road & Rail	2,441,723	—	—	2,441,723
Semiconductors & Semiconductor Equipment	8,310,316	—	—	8,310,316
Software	8,512,172	—	—	8,512,172
Specialty Retail	6,644,674	—	—	6,644,674
Textiles, Apparel & Luxury Goods	3,460,640	—	—	3,460,640
Thrifts & Mortgage Finance	2,940,558	—	—	2,940,558
Tobacco	512,468	—	—	512,468
Trading Companies & Distributors	1,748,394	—	—	1,748,394
Transportation Infrastructure	7,417	—	—	7,417
Water Utilities	553,125	—	—	553,125
Wireless Telecommunication Services	385,338	—	—	385,338
Total Common Stocks	170,729,542	12,015	—	170,741,557
Rights & Warrants
Hotels, Restaurants & Leisure	5	—	—	5
Pharmaceuticals	3,707	—	—	3,707
Total Rights & Warrants	3,712	—	—	3,712
Short-Term Investments
Other	561,002	—	—	561,002
Total Short-Term Investments	561,002	—	—	561,002
Collateral for Securities on Loan
Short Term	64,219,588	—	—	64,219,588
Total Investments	$235,513,844	$12,015	$—	$235,525,859

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2009 (Continued)

SA International Value Fund

	Investments in Securities
	Quoted	Significant
	Prices in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Australia	$16,092,734	$—	$—	$16,092,734
Austria	662,898	—	—	662,898
Belgium	2,749,270	—	—	2,749,270
Canada	37,014,014	—	—	37,014,014
Denmark	3,891,003	—	—	3,891,003
Finland	3,685,769	—	—	3,685,769
France	35,592,369	—	—	35,592,369
Germany	33,662,032	—	—	33,662,032
Greece	441,807	—	—	441,807
Hong Kong	16,404,604	—	—	16,404,604
Ireland	566,883	—	—	566,883
Italy	11,690,159	—	—	11,690,159
Japan	64,799,819	—	—	64,799,819
Netherlands	16,476,451	—	—	16,476,451
New Zealand	816,560	—	—	816,560
Norway	3,444,756	—	—	3,444,756
Portugal	811,406	—	—	811,406
Singapore	3,910,076	888,212	—	4,798,288
Spain	28,553,824	—	—	28,553,824
Sweden	12,385,477	—	—	12,385,477
Switzerland	28,581,157	—	—	28,581,157
United Kingdom	79,752,238	—	—	79,752,238
Total Common Stocks	401,985,306	888,212	—	402,873,518
Preferred Stocks
Germany	904,777	—	—	904,777
Total Preferred Stocks	904,777	—	—	904,777
Rights & Warrants
Italy	13,870	92	—	13,962
France	32,648	—	—	32,648
Singapore	8,792	—	—	8,792
Total Rights & Warrants	55,310	92	—	55,402
Short-Term Investments
Other	635,002	—	—	635,002
Total Short-Term Investments	635,002	—	—	635,002
Collateral for Securities on Loan
Short Term	110,639,335	—	—	110,639,335
Total Investments	$514,219,730	$888,304	$—	$515,108,034

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2009 (Continued)

SA International Small Company Fund

	Investments in Securities
	Quoted	Significant
	Prices in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Mutual Funds
Other	$156,391,857	$—	$—	$156,391,857
Total Mutual Funds	156,391,857	—	—	156,391,857
Total Investments	$156,391,857	$—	$—	$156,391,857

SA Emerging Markets Value Fund
	Investments in Securities
	Quoted	Significant
	Prices in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Brazil	$2,785,832	$—	$—	$2,785,832
Chile	1,538,249	—	—	1,538,249
China	5,142,985	86,055	—	5,229,040
Czech Republic	232,484	—	—	232,484
Hungary	1,462,233	—	—	1,462,233
India	5,722,770	—	—	5,722,770
Indonesia	1,234,844	—	—	1,234,844
Israel	1,181,790	—	—	1,181,790
Korea	4,941,137	—	—	4,941,137
Malaysia	1,873,814	—	—	1,873,814
Mexico	2,999,313	—	—	2,999,313
Philippines	265,870	—	—	265,870
Poland	860,728	—	—	860,728
South Africa	4,654,340	—	—	4,654,340
Taiwan	4,876,963	—	—	4,876,963
Thailand	1,124,995	—	—	1,124,995
Turkey	985,129	—	—	985,129
Total Common Stocks	41,883,476	86,055	—	41,969,531
Preferred Stocks
Brazil	1,023,503	—	—	1,023,503
Total Preferred Stocks	1,023,503	—	—	1,023,503
Rights & Warrants
Hong Kong	68	—	—	68
Total Rights & Warrants	68	—	—	68
Short-Term Investments
Other	221,002	—	—	221,002
Total Short-Term Investments	221,002	—	—	221,002
Total Investments	$43,128,049	$86,055	$—	$43,214,104

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2009 (Continued)

SA Real Estate Securities Fund

	Investments in Securities
	Quoted
	Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Real Estate Investment Trusts (REITs)	$29,499,708	$—	$—	$29,499,708
Total Common Stocks	29,499,708	—	—	29,499,708
Short-Term Investments
Other	415,290	—	—	415,290
Total Short-Term Investments	415,290	—	—	415,290
Total Investments	$29,914,998	$—	$—	$29,914,998

     Valuation of securities by the DFA Portfolio is discussed in the DFA Investment Dimensions Group Inc. Notes to Financial Statements which are included elsewhere in this report.

     Repurchase Agreements — The Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System or any foreign bank or any domestic broker/dealer that is recognized as a reporting government securities dealer, subject to the seller’s agreement to repurchase them at an agreed-upon time and price. Dimensional Fund Advisors, LP (the “Sub-Adviser”), will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets segregated on the books of the Fund or the Fund’s custodian in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. government securities.

     Securities Lending — The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified brokers, except those securities which LWI Financial Inc. (the “Manager”) specifically identifies as not being available. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

     Upon entering into a securities lending transaction, the Fund receives cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, 102% of the current market value of the loaned securities with respect to U.S. securities and 105% of the current market value of the loaned securities with respect to foreign securities. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Fund.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2009 (Continued)

     As of June 30, 2009, the Funds had loaned securities which were collateralized by short term investments. The value of securities on loan and the value of the related collateral were as follows:

				Total
				Collateral
		Value of	Value of	(Including
	Value of	Cash	Non-Cash	Calculated
Fund	Securities	Collateral	Collateral*	Mark)†
SA Global Fixed Income Fund	$52,187,284	$53,214,128	$—	$53,357,848
SA U.S. Small Company Fund	$62,294,582	$64,219,588	$444,775	$64,364,389
SA International Value Fund	$104,768,619	$110,639,335	$83,147	$109,420,351

     * The Fund cannot repledge or resell this collateral. The non-cash collateral is comprised of US government securities.

     + Balances represent the end of day mark to market of securities lending collateral that will be reflected by the Funds as of the next business day.

     Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

     The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

     Investing in foreign securities and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

     Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

     The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 12:00 PM Eastern time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency transactions in the Funds’ Statements of Assets and Liabilities. When the contract is closed, realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency transactions in the Funds’ Statements of Operations.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2009 (Continued)

     Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     At June 30, 2009, SA Global Fixed Income Fund had the following open forward foreign currency exchange contracts:

		Local	Aggregate		Unrealized
	Delivery	Currency	Face	Total	Appreciation/
	Date	Amount	Amount	Value	(Depreciation)
Australian Dollar (sell)	07/15/2009	44,749,647	$35,551,805	$36,006,411	$(454,606)
Swiss Franc (sell)	07/15/2009	24,746,179	$23,208,609	$22,772,461	$436,148
Danish Krone (sell)	07/15/2009	15,021,810	$2,841,004	$2,827,513	$13,491
Pound Sterling (sell)	07/15/2009	7,819,789	$12,863,944	$12,862,606	$1,338
Euro Currency (sell)	07/15/2009	51,048,455	$71,909,916	$71,570,117	$339,799
Japanese Yen (sell)	07/15/2009	8,025,232,887	$84,326,124	$83,236,256	$1,089,868
Swedish Krona (sell)	07/15/2009	65,439,412	$8,303,229	$8,463,337	$(160,108)
					$1,265,930

     The Funds have adopted the provisions of FASB SFAS No. 161 “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 has established improved financial reporting about derivative instruments and hedging activities as it relates to disclosure associated with these types of investments. The following table, grouped into appropriate risk categories, discloses the amounts related to the Funds use of derivative instruments and hedging activities at June 30, 2009:

SA Global Fixed Income Fund

Asset Derivatives (1)

	Foreign
	Exchange
	Contracts Risk	Total
Forward Contracts	$1,880,644	$1,880,644

Liability Derivatives (2)

	Foreign
	Exchange
	Contracts Risk	Total
Forward Contracts	$614,714	$614,714

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on foreign currency exchange contracts.

(2)	Statements of Assets and Liabilities location: Unrealized depreciation on foreign currency exchange contracts.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2009 (Continued)

     Transactions in derivative instruments during the year ended June 30, 2009, were as follows:

Realized Gain (Loss) (1)

	Foreign
	Exchange
	Contracts Risk	Total
Forward Contracts	$7,228,115	$7,228,115

Change in Appreciation (Depreciation) (2)

	Foreign
	Exchange
	Contracts Risk	Total
Forward Contracts	$9,838,444	$9,838,444

(1)	Statements of Operations location: Realized gain (loss) on: Foreign currency transactions.

(2)	Statements of Operations location: Increase (decrease) in unrealized appreciation/depreciation on: Foreign currency transactions

     Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for federal income tax purposes.

     The Funds characterize distributions received from mutual fund investments on the statement of operations using the same characterization as the distribution received.

     Expenses directly attributable to a specific Fund are charged to the respective Fund. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets.

     Indemnifications — Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. The trustees are also indemnified against certain liabilities pursuant to an Indemnity Agreement between the Trust and each trustee. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposures under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

     Federal Income Taxes — The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no income tax provision is required.

     The Funds adopted Financial Accounting Standards Board Interpretation (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (“FIN 48”). FIN 48 determines a threshold for financial statement recognition, measurement and disclosure of tax position taken (or expected to be taken) on a tax return. Inclusive of the open tax years prior to June 30, 2009, management has reviewed each Fund tax positions and determined that the implementation of FIN 48 did not have a material impact on any Fund’s financial statements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2009 (Continued)

     As of June 30, 2009, the following Funds had a realized capital loss carryforward, for U.S. federal income tax purposes, available to be used to offset future realized capital gains:

	Expiring	Expiring	Expiring	Expiring
Fund	June 30, 2014	June 30, 2015	June 30, 2016	June 30, 2017
SA Global Fixed Income Fund	$2,460,565	$3,523,796	$—	$45,990
SA U.S. Market Fund	—	—	—	39,406,848
SA U.S. Value Fund	—	—	—	34,600,628
SA U.S. Small Company Fund	—	—	—	9,117,670
SA International Value Fund	—	—	—	38,872,395
SA International Small Company Fund	—	—	—	4,700,440
SA Emerging Markets Value Fund	—	—	—	11,750
SA Real Estate Securities Fund	—	—	—	241,458

     The tax character of distributions paid to shareholders during 2009 and 2008 were as follows:

		2009
	Ordinary	Long-Term
Fund	Income	Capital Gain	Total
SA U.S. Fixed Income Fund	$3,032,625	$—	$3,032,625
SA Global Fixed Income Fund	34,296,699	—	34,296,699
SA U.S. Market Fund	4,200,375	1,004,348	5,204,723
SA U.S. Value Fund	3,770,254	—	3,770,254
SA U.S. Small Company Fund	1,480,945	10,874,635	12,335,580
SA International Value Fund	16,015,075	37,540,014	53,555,089
SA International Small Company Fund	2,539,218	14,112,914	16,652,132
SA Emerging Markets Value Fund	1,026,352	885,873	1,912,225
SA Real Estate Securities Fund	849,025	285,530	1,134,555

		2008
	Ordinary	Long-Term
Fund	Income	Capital Gain	Total
SA U.S. Fixed Income Fund	$2,743,685	$—	$2,743,685
SA Global Fixed Income Fund	14,541,008	—	14,541,008
SA U.S. Market Fund	5,444,248	5,958,694	11,402,942
SA U.S. Value Fund	1,800,638	8,187,985	9,988,623
SA U.S. Small Company Fund	1,750,990	30,109,002	31,859,992
SA International Value Fund	13,797,519	76,045,168	89,842,687
SA International Small Company Fund	3,986,378	8,763,944	12,750,322
SA Emerging Markets Value Fund	304,856	—	304,856
SA Real Estate Securities Fund	502,813	122,273	625,086

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2009 (Continued)

     As of June 30, 2009, the components of distributable earnings on a tax basis were:

	Undistributed	Undistributed	Unrealized	Post October
	Ordinary	Long-Term	Appreciation/	Capital/	Capital Loss
Fund	Income	Capital Gains	(Depreciation)	Currency Loss	Carryforward
SA U.S. Fixed Income Fund	$636,855	$381,768	$1,445,648	$—	$—
SA Global Fixed Income	—	—	12,420,731	(2,020,870)	(6,030,351)
SA U.S. Market Fund	3,294,676	—	11,207,304	(42,160,591)	(39,406,848)
SA U.S. Value Fund	1,615,353	—	(38,620,197)	(19,239,338)	(34,600,628)
SA U.S. Small Company Fund	1,391,746	—	(63,763,256)	(15,855,331)	(9,117,670)
SA International Value Fund	10,364,139	—	(32,288,189)	(50,786,000)	(38,872,395)
SA International Small Company Fund	2,543,816	—	(4,235,848)	(7,373,562)	(4,700,440)
SA Emerging Markets Value Fund	100,560	—	(10,385,859)	(1,859,706)	(11,750)
SA Real Estate Securities Fund	502,899	—	(23,538,573)	(2,265,231)	(241,458)

     Distributions to Shareholders — Each Fund, excluding SA Global Fixed Income Fund and SA U.S. Fixed Income Fund, declares and pays dividends from its net investment income annually. SA Global Fixed Income Fund and SA U.S. Fixed Income Fund declare and pay dividends from net investment income quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

     The SA Real Estate Securities Fund characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the characterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Funds record the amount recharacterized as dividend income as ordinary income and the amount recharacterized as long-term capital gain as realized gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

     Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. To the extent that distributions exceed net investment income and net capital gains for tax purposes, they are reported as distributions of paid-in capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax differences such as wash sales, net operating losses, and foreign currency transactions which will reverse in a subsequent period. During any particular year net realized gains from investment transactions, in excess of available capital loss carry forwards, would be taxable to the Funds if not distributed and, therefore, would be distributed to shareholders annually.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2009 (Continued)

2. Agreements and Transactions with Affiliates

     The Trust has an Investment Advisory and Administrative Services Agreement with the Manager under which the Manager manages the investments of, and provides administrative services to, each Fund. The Manager is an indirect, wholly-owned subsidiary of Werba Reinhard, Inc., a U.S. company based in San Jose, California. Werba Reinhard, Inc. is controlled by Mr. Eli Reinhard through his sole ownership interest in Arcadia Loring Ward, LLC and Mr. Reinhard’s role as the sole trustee of nine trusts administered for the benefit of Mr. Reinhard’s family, each of which has an ownership interest in Werba Reinhard, Inc. For the advisory services provided, the Manager is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.65% of each Fund’s average daily net assets except SA U.S. Fixed Income Fund which pays a fee computed daily and payable monthly at the annual rate of 0.30% of the Fund’s average daily net assets.

     The Trust and the Manager have jointly entered into a Sub-Advisory Agreement with the Sub-Adviser. For the sub-advisory services provided, the Sub-Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets. SA International Small Company Fund will not pay a fee to the Sub-Adviser for its sub-advisory services for as long as it invests substantially of its assets in the DFA Portfolio. However, the Sub-Adviser receives an administration fee from the DFA Portfolio and also receives advisory fees for providing advisory services to the funds in which the DFA Portfolio invests.

Sub-Advisory
Fund	Fees
SA U.S. Fixed Income Fund	0.10%
SA Global Fixed Income Fund	0.05%
SA U.S. Market Fund*	0.05%†
SA U.S. Value Fund	0.10%
SA U.S. Small Company Fund	0.35%
SA International Value Fund	0.20%
SA Emerging Markets Value Fund	0.50%
SA Real Estate Securities Fund	0.15%

     * The sub-adviser shall not receive any sub-advisory fee for its sub-advisory services to the SA U.S. Market Fund with respect to any assets of the SA U.S. Market Fund invested in the U.S. Micro Cap Portfolio of the DFA Investment Dimensions Group Inc.

     † Effective until January 1, 2010 or, if earlier, until the date the Manager obtains shareholder approval of a fee change, and then 0.08% thereafter.

     The Trust has a Shareholder Servicing Agreement with the Manager. For the shareholder services provided the Manager is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.25% of the average daily net assets of each Fund.

     For the administrative services provided, the Manager is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.10% of the average daily net assets of each Fund.

     The Manager contractually agreed to waive its management fees and/or to reimburse expenses to the extent necessary to limit each Fund’s total operating expenses to the amounts shown in the table below. This agreement will remain in effect until July 15, 2012 for each Fund other than SA U.S. Fixed Income Fund, SA Emerging Markets

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2009 (Continued)

Value Fund and SA Real Estate Securities Fund for which this agreement will remain in effect until February 28, 2017 at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary.

Expense
Fund	Limit
SA U.S. Fixed Income Fund	0.65%
SA Global Fixed Income Fund	0.85%
SA U.S. Market Fund	1.00%
SA U.S. Value Fund	1.05%
SA U.S. Small Company Fund	1.20%
SA International Value Fund	1.45%
SA International Small Company Fund	1.10%
SA Emerging Markets Value Fund	1.45%
SA Real Estate Securities Fund	1.00%

     The Manager may elect to recapture any amounts waived or reimbursed subject to the following conditions: (1) the Manager must request reimbursement within three years from the end of the year in which the waiver/ reimbursement is made, (2) the Board of Trustees must approve the reimbursement, (3) reimbursement will be made if, and to the extent that, the relevant Fund does not exceed its operating expense limitation after giving effect to the reimbursement, and (4) the Manager may not request or receive reimbursements for the reductions and waivers before payment of the relevant Fund’s operating expenses for the current year. As of June 30, 2009 the following amounts are subject to this recapture through June 30, 2010, June 30, 2011 and June 30, 2012 respectively.

	Expires	Expires	Expires
Fund	June 30, 2010	June 30, 2011	June 30, 2012
SA U.S. Fixed Income Fund	$91,518	$338,741	$421,649
SA Global Fixed Income Fund	1,213,221	1,808,704	1,509,522
SA U.S. Market Fund	397,403	812,402	702,908
SA U.S. Value Fund	457,530	582,446	519,503
SA U.S. Small Company Fund	439,165	899,872	760,572
SA International Value Fund	—	—	—
SA International Small Company Fund	32,140	65,623	185,664
SA Emerging Markets Value Fund	119,464	371,370	332,353
SA Real Estate Securities Fund	107,411	304,399	294,575

     Trustees’ Fees and Expenses — For their services as trustees, the trustees of the Trust receive an annual retainer fee of $50,000 per year, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. The Chairman of the Board receives an additional $5,000 per year.

     Sub-Administration Fees — State Street serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Manager of the Trust. State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.02% of the first $1.5 billion of net assets, plus 0.0175% of net assets over $1.5 billion, subject to a minimum fee of $68,700 annually per Fund. The fee is then allocated to each Fund based on the relative net assets of each Fund. In addition, State Street receives $5,000 per Fund, per year except for the SA International Small Company Fund, for which State Street receives $2,000 per year, for performing additional services related to the preparation of the quarterly Schedule of Investments on Form N-Q.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2009 (Continued)

3. Purchases and Sales of Securities

     Excluding short-term investments, each Fund’s purchases and sales of securities for the year ended June 30, 2009 were as follows:

	Purchases
Fund	U.S. Government	Other
SA U.S. Fixed Income Fund	$50,221,495	$62,782,703
SA Global Fixed Income Fund	102,979,660	146,503,252
SA U.S. Market Fund	—	23,998,850
SA U.S. Value Fund	—	90,549,651
SA U.S. Small Company Fund	—	25,048,170
SA International Value Fund	—	115,605,216
SA International Small Company Fund	N/A	N/A
SA Emerging Markets Value Fund	—	11,183,515
SA Real Estate Securities Fund	—	13,665,553

	Sales
Fund	U.S. Government	Other
SA U.S. Fixed Income Fund	$53,790,725	$7,767,004
SA Global Fixed Income Fund	125,340,293	293,098,931
SA U.S. Market Fund	30,038	90,928,427
SA U.S. Value Fund	66,780	91,432,353
SA U.S. Small Company Fund	—	49,892,700
SA International Value Fund	—	136,047,214
SA International Small Company Fund	N/A	N/A
SA Emerging Markets Value Fund	—	3,635,719
SA Real Estate Securities Fund	—	2,159,329

     N/A — Refer to the financial statements of the DFA Portfolio, elsewhere in this report.

4. New Accounting Pronouncement

     In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 “Subsequent Events”, adopted by the Funds as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Funds’ financial statements through August 27, 2009, the date of the financial statements issuance. Management has determined that there are no material events that would require disclosure in the Funds’ financial statement through this date.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SA Global Fixed Income Fund, SA U.S. Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, SA International Small Company Fund, SA Real Estate Securities Fund, SA Emerging Markets Value Fund, and SA U.S. Fixed Income Fund (constituting SA Funds — Investment Trust, hereafter referred to as the “Trust”) at June 30, 2009, the results of each of their operations and the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
August 27, 2009

SA FUNDS

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

     The Funds’ Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling (800) 366-7266 and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust’s Form N-PX, which is available after August 31st without charge, upon request, by calling the same number or visiting the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedule

     The Trust files a complete schedule of the portfolio holdings for each Fund for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-Q is also available without charge, upon request, by calling (800) 366-7266.

Trustees and Officers’ Information

     Information regarding the Trustees and executive officers of the Trust is listed below. The Board of Trustees governs each Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fund’s activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund’s performance. The Board of Trustees is comprised entirely of Trustees who are not “interested persons” of the Manager, Sub-Adviser, or Distributor (including affiliates of these entities) or the Trust.

     Those individuals listed in the table below whose names are marked with an asterisk (*) are “interested persons” of the Trust (as defined by the 1940 Act) by virtue of, among other considerations, their relationships with the Manager, the Sub-Adviser, or Distributor (including affiliates of these entities) or the Trust. Each Trustee and executive officer of the Trust oversees all Funds of the Trust.

Number of
		Term of		Funds in
	Position(s)	Office and	Principal	Fund Complex	Other
Name, Address	Held with	Length of	Occupation(s)	Overseen by	Trusteeships/
and Age	Fund	Time Served(1)	During Past 5 Years	Trustee	Directorships
Bryan W. Brown	Trustee	Since April 1999	Self-Employed Management	9	Director/
c/o LWI Financial Inc.			Consultant (financial and		Officer,
3055 Olin Ave.	Chairman of	Since	technological systems) (since		Friends of
Suite 2000	the Board of	December 2004	1992); Chief Financial Officer,		the California
San Jose, CA 95128	Trustees		Bioexpertise, Inc. (since 2003);		Air & Space
Age: 64			Chief Financial Officer,		Center
			PharmaGenias, Inc. (2004 - 2008);		(aviation
			Chief Financial Officer,		museum)
			DISK-IOPS (since 2009).		(since 1999).

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Number of
		Term of		Funds in
	Position(s)	Office and	Principal	Fund Complex	Other
Name, Address	Held with	Length of	Occupation(s)	Overseen by	Trusteeships/
and Age	Fund	Time Served(1)	During Past 5 Years	Trustee	Directorships
Mark A. Schimbor	Trustee	Since July 2000	Senior Vice President, Lee Hecht	9	None
c/o LWI Financial Inc.			Harrison (career consulting
3055 Olin Ave.			company) (since 2002); Instructor
Suite 2000			in Advanced Corporate Finance,
San Jose, CA 95128			U.C. Berkeley International
Age: 63			Diploma Program in Finance, and
U.C. Berkeley Extension (since
1999).

Harold M. Shefrin	Trustee	Since April 1999	Professor of Finance, Santa	9	Trustee,
c/o LWI Financial Inc.			Clara University (since 1978).		since
3055 Olin Ave.					February
Suite 2000					2005,
San Jose, CA 95128					Masters’
Age: 60					Select Funds
Trust,
(5 portfolios)

Alexander B. Potts*	President	Since	President and Chief Executive	N/A	N/A
Loring Ward Group Inc.	and Chief	January 2009	Officer of Loring Ward Group,
3055 Olin Avenue	Executive		Loring Ward Securities Inc.
Suite 2000	Officer		and LWI Financial Inc. (since
San Jose, CA 95128			January 2009); President and
Age: 42			Director of Werba Reinhard,
Inc. (since 2008); Consultant,
Werba Reinhard, Inc. and Werba
Reinhard Holdings, Ltd. (2007);
Executive Vice President and
Chief Operating Officer, LWI
Financial Inc. (2006 - 2007);
President and Chief Executive
Officer, SA Funds – Investment
Trust (2000 - 2004); President,
Chief Executive Officer and
Director, Loring Ward Securities
Inc. (1999 - 2005).

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Number of
		Term of		Funds in
	Position(s)	Office and	Principal	Fund Complex	Other
Name, Address	Held with	Length of	Occupation(s)	Overseen by	Trusteeships/
and Age	Fund	Time Served(1)	During Past 5 Years	Trustee	Directorships
Michael Clinton*	Chief	Since	Chief Financial Officer and	N/A	N/A
Loring Ward Group Inc.	Financial and	March 2009	Treasurer of Loring Ward Group
3055 Olin Avenue	Accounting		Inc., Loring Ward Securities Inc.
Suite 2000	Officer and		and LWI Financial Inc. (since
San Jose, CA 95128	Treasurer		March 2009); Vice President of
Age: 42			Fund Administration at Charles
Schwab Investment Management
(2004 - 2009).

Steven K. McGinnis*	Vice	Since June 2006	Corporate Secretary, Loring Ward	N/A	N/A
LWI Financial Inc.	President		International Ltd (since July 2007);
3055 Olin Ave.			Executive Vice President and
Suite 2000 San Jose,	Chief Legal	Since June 2005	General Counsel, Loring Ward
CA 95128	Officer		Group, Inc. (since July 2007); Vice
Age: 63			President, LWI Financial Inc. (since
	Chief	Since	January 2005); Litigation and
	Compliance	February 2005	Compliance Consultant / Expert
	Officer		Witness (May 2003 - December
2004).

Marcy Gonzales*	Secretary	Since June 2006	Fund Administrator, LWI Financial	N/A	N/A
LWI Financial Inc.			Inc. (since 2005); Manager,
3055 Olin Ave.			Advisor Services Initiatives,
Suite 2000			LWI Financial Inc. (2004), Senior
San Jose, CA 95128			Regulatory Analyst, LWI Financial
Age: 37			Inc. (2001 - 2004).

(1)	Each Trustee serves for the lifetime of the Trust or until he dies, resigns, or is removed. The Trust’s officers are appointed annually by the Board and each officer serves until he or she dies, resigns, or is removed.

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request, by calling 1-800-366-7266. It is also available on the Funds’ website at: http://sa-funds.net.

SA FUNDS

TAX INFORMATION NOTICE (Unaudited)

     For Federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for their fiscal year ended June 30, 2009:

     Foreign Tax Credits — The SA International Value Fund and the SA Emerging Markets Value Fund have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended June 30, 2009, the total amount that will be passed through to shareholders and the foreign source income for information reporting purposes will be $571,803 and $72,537 (all of which represents taxes withheld) and $15,564,895 and $1,101,329, respectively.

     Capital Gains Distributions — On December 18, 2008 the following Funds declared a long term capital gain distribution in the following amount:

Long Term
Capital Gain
Fund	Distribution Amount
SA U.S. Market Fund	$1,004,566
SA U.S. Small Company Fund	10,874,635
SA International Value Fund	37,544,783
SA International Small Company Fund	14,115,282
SA Emerging Markets Value Fund	885,878
SA Real Estate Securities Fund	285,451

     Corporate Dividends Received Reduction — The following Funds paid distributions from ordinary income that qualify for the corporate dividend received deduction. The percentage that qualifies is noted below:

SA U.S. Value Fund	100%
SA U.S. Market Fund	100%
SA U.S. Small Company Fund	100%

     Qualified Dividend Income — For the fiscal year ended June 30, 2009 certain dividends paid by the Funds may be designated as qualified dividend income and subject to a maximum tax rate of 15% as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2009 Form 1099-DIV.

Selected Financial Statements of DFA Investment Dimensions Group Inc.

International Small Company Portfolio

THE DFA INVESTMENT TRUST COMPANY

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
P.L.C.	Public Liability Company

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
**

Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan, and/or Non-Income Producing Securities.

*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
(r)	The adjustable rate shown is effective as of October 31, 2008 and/or June 30, 2009.
§	Affiliated Fund.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Annualized
(C)	Non-Annualized
(D)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
N/A	Does not apply to this fund.

All Statements and Schedules

—	Amounts designated as — are either zero or rounded to zero.
REITs	Real Estate Investment Trusts
SEC	Securities and Exchange Commission
(a)	Commencement of Operations.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund’s costs in two ways.

     Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

     Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended October 31, 2008
EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	05/01/08	10/31/08	Ratio*	Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$564.60	0.55%	$2.16
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.37	0.55%	$2.80
____________________

*	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period. The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds’ portion of the expenses of its Master Funds.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

     The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on October 30, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

     The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund’s holdings which reflects the investments by country.

Affiliated Investment Companies	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2009
(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company		$1,056,391,755
Investment in The Continental Small Company Series
of The DFA Investment Trust Company		1,218,492,451
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company		595,928,146
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company		454,114,774
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company		256,017,187
TOTAL INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES (Cost $4,241,808,234)		3,580,944,313

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 07/01/09
(Collateralized by $12,310,000 FNMA 4.381% (r), 10/01/35, valued at $7,997,712) to be repurchased at $7,877,042
(Cost $7,877,000)	$7,877	7,877,000
TOTAL INVESTMENTS — (100.0%) (Cost $4,249,685,234)^		$3,588,821,313
____________________

^	The cost for federal income tax purposes is $4,260,817,404.

     Summary of inputs used to value the Fund’s net assets as of June 30, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value):
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$3,580,944,313	—	—	$3,580,944,313
Temporary Cash Investments	—	$7,877,000	—	7,877,000
Other Financial Instruments**:	—	—	—	—
TOTAL	$3,580,944,313	$7,877,000	—	$3,588,821,313
____________________

**

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

See accompanying notes to financial statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS
October 31, 2008

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.7%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company		$1,013,296,693
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company		926,342,271
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company		527,886,882
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company		376,154,223
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company		232,873,073
TOTAL INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES (Cost $4,383,237,585)		3,076,553,142

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08
(Collateralized by $15,175,000 FNMA 6.50%, 11/01/36, valued
at $10,185,423) to be repurchased at $10,033,786
(Cost $10,033,000)	$10,033	10,033,000
TOTAL INVESTMENTS — (100.0%) (Cost $4,393,270,585)		$3,086,586,142

See accompanying notes to financial statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$3,580,944
Temporary Cash Investments at Value & Cost	7,877
Cash	16
Receivables:
Fund Shares Sold	10
Prepaid Expenses and Other Assets	63
Total Assets	3,588,910
LIABILITIES:
Payables:
Due to Advisor	1,193
Accrued Expenses and Other Liabilities	170
Total Liabilities	1,363
NET ASSETS	$3,587,547
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $3,587,547 and shares outstanding
of 302,261,486	$11.87
NUMBER OF SHARES AUTHORIZED	600,000,000
Investments in Affiliated Investment Companies at Cost	$4,241,808
NET ASSETS CONSIST OF:
Paid-In Capital	$4,479,193
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	3,518
Accumulated Net Realized Gain (Loss)	(234,357)
Net Unrealized Foreign Exchange Gain (Loss)	57
Net Unrealized Appreciation (Depreciation)	(660,864)
NET ASSETS	$3,587,547

See accompanying notes to financial statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2008
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$3,076,553
Temporary Cash Investments at Value & Cost	10,033
Cash	15
Receivables:
Fund Shares Sold	6,271
Prepaid Expenses and Other Assets	76
Total Assets	3,092,948
LIABILITIES:
Payables:
Fund Shares Redeemed	7,234
Due to Advisor	1,099
Accrued Expenses and Other Liabilities	242
Total Liabilities	8,575
NET ASSETS	$3,084,373
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $3,084,373 and shares outstanding
of 306,355,912	$10.07
NUMBER OF SHARES AUTHORIZED	500,000,000
Investments in Affiliated Investment Companies at Cost	$4,383,238
NET ASSETS CONSIST OF:
Paid-In Capital	$4,508,252
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	8,898
Accumulated Net Realized Gain (Loss)	(126,628)
Net Unrealized Foreign Exchange Gain (Loss)	536
Net Unrealized Appreciation (Depreciation)	(1,306,685)
NET ASSETS	$3,084,373

See accompanying notes to financial statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF OPERATIONS

(Amounts in thousands)

	Period Dec. 1,	Year Ended
	2007 to	Nov. 30,
	Oct. 31, 2008	2007
Investment Income**
Net Investment Income Received from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $10,118, and $6,923, respectively)	$134,751	$116,289
Interest	724	886
Income from Securities Lending	21,115	20,303
Expenses Allocated from Affiliated Investment Companies	(6,281)	(7,403)
Total Net Investment Income Received from
Affiliated Investment Companies	150,309	130,075
Fund Investment Income
Interest	295	391
Total Fund Investment Income	295	391
Fund Expenses
Administrative Services Fees	18,152	21,375
Accounting & Transfer Agent Fees	78	85
Filing Fees	137	96
Shareholders’ Reports	192	113
Directors’/Trustees’ Fees & Expenses	—	49
Professional Fees	50	72
Other	35	19
Total Expenses	18,644	21,809
Net Investment Income (Loss)	131,960	108,657
Realized and Unrealized Gain (Loss)**
Net Realized Gain (Loss) on:
Investment Securities Sold	(120,455)	331,045
Futures	(569)	—
Foreign Currency Transactions	(3,640)	1,035
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,759,513)	162,772
Futures	(1)	—
Translation of Foreign Currency
Denominated Amounts	188	160
Net Realized and Unrealized Gain (Loss)	(2,883,990)	495,012
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,752,030)	$603,669
____________________

**	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Funds (Affiliated Investment Companies).

See accompanying notes to financial statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Period
	Dec. 1,	Year	Year
	2007 to	Ended	Ended
	Oct. 31,	Nov. 30,	Nov. 30,
	2008	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$131,960	$108,657	$76,419
Net Realized Gain (Loss) on:
Investment Securities Sold	(120,455)	331,045	164,696
Futures	(569)	—	—
Foreign Currency Transactions	(3,640)	1,035	(124)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,759,513)	162,772	653,248
Futures	(1)	—	—
Translation of Foreign Currency Denominated Amounts	188	160	329
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,752,030)	603,669	894,568
Distributions From:
Net Investment Income:
Institutional Class Shares	(132,809)	(114,210)	(72,041)
Net Short-Term Gains:
Institutional Class Shares	(36,135)	(28,033)	(13,690)
Net Long-Term Gains:
Institutional Class Shares	(278,291)	(129,328)	(118,813)
Total Distributions	(447,235)	(271,571)	(204,544)
Capital Share Transactions (1):
Shares Issued	1,327,412	1,085,538	1,415,453
Shares Issued in Lieu of Cash Distributions	430,141	258,985	194,947
Shares Redeemed	(1,071,124)	(625,483)	(479,584)
Net Increase (Decrease) from Capital Share Transactions	686,429	719,040	1,130,816
Total Increase (Decrease) in Net Assets	(2,512,836)	1,051,138	1,820,840
Net Assets
Beginning of Period	5,597,209	4,546,071	2,725,231
End of Period	$3,084,373	$5,597,209	$4,546,071
(1) Shares Issued and Redeemed:
Shares Issued	83,183	52,082	80,962
Shares Issued in Lieu of Cash Distributions	24,110	13,230	11,924
Shares Redeemed	(70,097)	(30,074)	(27,283)
	37,196	35,238	65,603
Undistributed Net Investment Income (Distributions in Excess of Net
Investment Income)	$8,898	$6,151	$11,888

See accompanying notes to financial statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Period
Dec. 1,	Year	Year	Year	Year	Year
2007 to	Ended	Ended	Ended	Ended	Ended
Oct. 31,	Nov. 30,	Nov. 30,	Nov. 30,	Nov. 30,	Nov. 30,
2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of
Period	$20.80	$19.43	$16.19	$14.12	$11.00	$7.41
Income From Investment Operations
Net Investment Income (Loss)	0.44	(A)	0.43	(A)	0.36	(A)	0.31	(A)	0.22	0.16
Net Gains (Losses) on
Securities (Realized and
Unrealized)	(9.55)	2.07	4.02	2.38	3.24	3.57
Total From Investment
Operations	(9.11)	2.50	4.38	2.69	3.46	3.73
Less Distributions
Net Investment Income	(0.45)	(0.46)	(0.36)	(0.29)	(0.34)	(0.14)
Net Realized Gains	(1.17)	(0.67)	(0.78)	(0.33)	—	—
Total Distributions	(1.62)	(1.13)	(1.14)	(0.62)	(0.34)	(0.14)
Net Asset Value, End of Period	$10.07	$20.80	$19.43	$16.19	$14.12	$11.00
Total Return	(47.13	)%(C)	13.29%	28.51%	19.74%	32.10%	51.28%
Net Assets, End of Period
(thousands)	$3,084,373	$5,597,209	$4,546,071	$2,725,231	$1,658,184	$909,887
Ratio of Expenses to Average
Net Assets (D)	0.55	%(B)	0.55%	0.56%	0.64%	0.69%	0.71%
Ratio of Expenses to Average
Net Assets (Excluding Waivers
and Assumption of Expenses
and/or Recovery of Previously
Waived Fees) (D)	0.55	%(B)	0.55%	0.56%	0.64%	0.69%	0.71%
Ratio of Net Investment Income
to Average Net Assets	2.90	%(B)	2.03%	2.04%	2.05%	1.82%	1.97%
See Page 131 for the Definitions of Abbreviations and Footnotes.

See accompanying notes to financial statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2008

A. Organization:

     DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The International Small Company Portfolio (the “Portfolio”) is one of the Fund’s fifty-six operational portfolios and is included in this report.

     The Portfolio is a Fund of Funds that invests in five Series of The DFA Investment Trust Company (the “Master Funds”):

		Percentage
		Ownership
Portfolio	Master Funds	at 10/31/08
International Small Company Portfolio	The Japanese Small Company Series	87%
	The Asia Pacific Small Company Series	85%
	The United Kingdom Small Company Series	95%
	The Continental Small Company Series	91%
	The Canadian Small Company Series	100%

     The Portfolio also invests in short-term temporary cash investments.

     The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

     The Class R1 Shares and Class R2 Shares of the Portfolio of the Fund contained in this report, had not commenced operations as of October 31, 2008. Class R1 and Class R2 Shares of each Portfolio have 25,000,000 authorized shares.

     At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B. Significant Accounting Policies:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. Security Valuation: The Portfolio’s investments reflect its proportionate interest in the net assets of the corresponding Master Funds.

     Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

     In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007 and/or inception date if funds commenced operations prior to adoption date. The three levels of the fair value hierarchy under FAS 157 are described below:

     •  Level 1 – quoted prices in active markets for identical securities

     •  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     •  Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios’ net assets as of October 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
International Small Company Portfolio	$3,076,553	$10,033	—	$3,086,586

     2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Other Expenses for the period ended October 31, 2008 and are included in Directors’/Trustees’ Fees & Expenses for the year ended November 30, 2007.

     Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year’s notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2008, none of the Directors have requested distribution of proceeds.

     3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors, generally based on average net assets.

     The Portfolio recognizes its pro-rata share of net investment income and realized and unrealized gains/losses, on a daily basis, from its respective Master Funds, which are treated as partnerships for federal income tax purposes.

     The Portfolio may be subject to taxes imposed by countries in which the Master Funds invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio receives an allocation of such taxes when the related income or capital gains are earned by the Master Funds or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. Any taxes accrued by the Master Funds are allocated to the Portfolio based on its pro-rata share.

C. Investment Advisor and Administrator:

     Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides administrative services to the Portfolio, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

     For the period December 1, 2007 to October 31, 2008, the Portfolio’s administrative services fee was accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of average daily net assets.

     Pursuant to a Fee Waiver and Expense Assumption Agreement for the International Small Company Portfolio, the Advisor has contractually agreed to waive its administration fee and to assume the Portfolio’s other direct expenses to the extent necessary to limit the direct expenses of the Portfolio to 0.45% of its average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses the Portfolio bears as a shareholder of the master funds. At any time that the direct expenses of the Portfolio are less than 0.45% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s direct expenses to exceed 0.45% of average net assets on an annualized basis. The International Small Company Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. The Fee Waiver and Expense Assumption Agreement will remain in effect through April 1, 2009, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the period December 1, 2007 to October 31, 2008, there were no fees waived subject to future recovery by the Advisor.

     The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio’s other direct expenses (for International Small Company, not including expenses incurred through its investment in other investment companies) to the extent necessary to limit the direct expenses of the Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Funds. At any time that the direct expenses of the Portfolio are less than the rates listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s direct expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

Fees Paid to Officers and Directors/Trustees:

     Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the period December 1, 2007 to October 31, 2008, the total related amounts paid by the Fund to the CCO were $159 (in thousands). The total related amounts paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

     At October 31, 2008, the total liability for deferred compensation to Directors/Trustees was $72 (in thousands) and is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities.

E. Federal Income Taxes:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to net realized gains on securities considered to be “passive foreign investment companies” and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase	Increase
(Decrease)	(Decrease)
Undistributed	Accumulated
Net Investment	Net Realized
Income	Gains/(Losses)
$3,596	$(3,596)

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment
	Income
	and Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
2006	$90,178	$123,568	$213,746
2007	147,606	139,397	287,003
2008	167,345	279,890	447,235

     At October 31, 2008, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

Undistributed		Total Net
Net Investment		Distributable
Income and		Earnings
Short-Term	Capital Loss	(Accumulated
Capital Gains	Carryforward	Losses)
$13,366	$(125,946)	$(112,580)

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the Portfolio had capital loss carryforwards available in the amount of $125,946 to offset future realized capital gains expiring in 2016.

     Some of the investments held by the Master Funds are in securities considered to be “passive foreign investment companies” for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains allocated to the Portfolio are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2008, the Portfolio had received allocations of unrealized appreciation (depreciation) (mark to market) and realized gains from its Master Funds on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes. Accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

Mark to Market	Realized Gains
$4,396	$4,189

     At October 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

			Net
			Unrealized
Federal	Unrealized	Unrealized	Appreciation/
Tax Cost	Appreciation	(Depreciation)	(Depreciation)
$4,398,350	$173,738	$(1,484,960)	$(1,311,222)

     In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of taxreturn positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit hat is more than 50 percent likely to be realized. Management has analyzed the Portfolio’s tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008, depending on the Portfolio’s inception date), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

F. Financial Instruments:

     In accordance with the Portfolio’s investment objectives and policies, the Portfolio may invest, either directly or indirectly through its investment in its corresponding Master Funds, in certain financial instruments that have offbalance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Portfolio may purchase money market instruments subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 31, 2008.

     2. Foreign Markets Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Master Funds may be inhibited.

G. Line of Credit:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the period ended October 31, 2008.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on January 15, 2009.

     For the period ended October 31, 2008, borrowings by the Portfolio under this line of credit were as follows (amounts in thousands, except percentages and days):

Weighted	Weighted	Number of	Interest	Maximum Amount
Average	Average	Days	Expense	Borrowed During
Interest Rate	Loan Balance	Outstanding	Incurred	the Period
2.43%	$5,070	20	$7	$22,542

     There were no outstanding borrowings by the Portfolio under this line of credit at October 31, 2008.

H. Indemnitees; Contractual Obligations:

     Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards and Interpretation:

     In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios’ financial statements has not been determined.

J. Other:

     At October 31, 2008, there were two shareholders that held approximately 51% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of International Small Company Portfolio and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Small Company Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolio”) at October 31, 2008, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2008

Selected Financial Statements of The DFA Investment Trust Company

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund’s costs in two ways.

     Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

     Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2008

EXPENSE TABLES
	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/08	10/31/08	Ratio*	Period*
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$786.90	0.13%	$0.58
Hypothetical 5% Annual Return	$1,000.00	$1,024.48	0.13%	$0.66

The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$455.10	0.15%	$0.55
Hypothetical 5% Annual Return	$1,000.00	$1,024.38	0.15%	$0.76

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/08	10/31/08	Ratio*	Period*
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$542.10	0.12%	$0.47
Hypothetical 5% Annual Return	$1,000.00	$1,024.53	0.12%	$0.61

The Continental Small Company Series
Actual Fund Return	$1,000.00	$520.70	0.14%	$0.54
Hypothetical 5% Annual Return	$1,000.00	$1,024.43	0.14%	$0.71

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$455.40	0.17%	$0.62
Hypothetical 5% Annual Return	$1,000.00	$1,024.28	0.17%	$0.87
____________________

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

     The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on October 30, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS
	Consumer	Consumer			Health		Information			Telecommunication
	Discretionary	Staples	Energy	Financials	Care	Industrials	Technology	Materials	REITs	Services	Utilities	Other	Total
The Japanese Small
Company Series	20.8%	11.5%	1.4%	10.7%	4.7%	27.6%	10.8%	11.3%	—	—	1.0%	0.2%	100.0%
The Asia Pacific
Small Company Series	20.7%	6.4%	9.4%	12.3%	8.7%	21.5%	4.5%	10.4%	0.2%	1.6%	4.3%	—	100.0%
The United Kingdom Small
Company Series	17.0%	4.4%	6.7%	16.8%	3.5%	34.0%	12.1%	3.7%	0.4%	0.7%	0.7%	—	100.0%
The Continental Small
Company Series	14.3%	8.3%	3.4%	18.7%	8.8%	25.2%	8.1%	8.8%	—	0.9%	3.5%	—	100.0%
The Canadian Small
Company Series	13.7%	3.3%	22.5%	8.4%	7.0%	7.8%	8.8%	27.5%	—	—	1.0%	—	100.0%

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2009
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (81.8%)
Consumer Discretionary — (17.0%)
Gunze, Ltd.	624,000	$2,779,138	0.2%
#K’s Holdings Corp.	130,772	3,385,420	0.3%
*#Laox Co., Ltd.	1,380,000	4,213,020	0.4%
Nissan Shatai Co., Ltd.	446,023	3,664,886	0.3%
PanaHome Corp.	450,200	2,747,186	0.2%
#Shochiku Co., Ltd.	416,400	3,374,833	0.3%
Other Securities		220,791,522	18.9%
Total Consumer Discretionary		240,956,005	20.6%

Consumer Staples — (8.0%)
#Life Corp.	183,900	3,124,050	0.3%
#Morinaga Milk Industry Co., Ltd.	852,000	3,268,843	0.3%
#Nippon Flour Mills Co., Ltd.	604,000	2,903,322	0.3%
#Ryoshoku, Ltd.	131,300	3,003,530	0.3%
Snow Brand Milk Products Co., Ltd.	900,000	2,770,287	0.2%
The Nisshin Oillio Group, Ltd.	548,000	2,843,538	0.2%
Other Securities		95,004,165	8.1%
Total Consumer Staples		112,917,735	9.7%

Energy — (1.2%)
Total Energy		16,516,246	1.4%

Financials — (8.2%)
#Century Tokyo Leasing Corp.	308,990	3,505,584	0.3%
Okasan Securities Group, Inc.	547,000	2,747,461	0.2%
#Shikoku Bank, Ltd.	742,000	2,829,365	0.2%
The Aichi Bank, Ltd.	34,100	2,887,651	0.2%
*#The Bank of Ikeda, Ltd.	70,300	2,793,204	0.2%
#The Bank of Iwate, Ltd.	57,400	3,290,156	0.3%
#The Fukui Bank, Ltd.	841,000	2,777,881	0.2%
Toho Bank, Ltd.	759,200	3,241,602	0.3%
Tokai Tokyo Financial Holdings, Inc.	898,000	3,259,237	0.3%
#Yamagata Bank, Ltd.	584,500	2,967,260	0.3%
Other Securities		85,786,998	7.4%
Total Financials		116,086,399	9.9%

Health Care — (3.1%)
Kaken Pharmaceutical Co., Ltd.	348,000	3,102,209	0.3%
#Nipro Corp.	180,100	3,685,951	0.3%
#Towa Pharmaceutical Co., Ltd.	55,400	2,776,035	0.2%
Other Securities		34,610,966	3.0%
Total Health Care		44,175,161	3.8%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (23.2%)
#Daiseki Co., Ltd.	147,263	$3,237,981	0.3%
*#Ebara Corp.	825,000	2,843,076	0.2%
Futaba Corp.	159,500	2,927,915	0.3%
*#Iseki & Co., Ltd.	759,000	3,075,011	0.3%
Kyowa Exeo Corp.	306,000	3,042,713	0.3%
Maeda Road Construction Co., Ltd.	291,000	2,981,563	0.3%
#Meidensha Corp.	764,050	4,406,143	0.4%
Miura Co., Ltd.	132,100	2,940,165	0.3%
#Okumura Corp.	750,400	2,922,680	0.3%
Takara Standard Co., Ltd.	515,000	3,055,768	0.3%
*#Wakachiku Construction Co., Ltd.	3,572,000	2,952,957	0.3%
Other Securities		294,325,643	24.8%
Total Industrials		328,711,615	28.1%

Information Technology — (10.4%)
#eAccess, Ltd.	4,312	3,528,412	0.3%
Hosiden Corp.	243,000	3,108,144	0.3%
IT Holdings Corp.	262,001	4,636,479	0.4%
Net One Systems Co., Ltd.	1,889	3,330,036	0.3%
#Nichicon Corp.	265,000	3,838,254	0.3%
Ryosan Co., Ltd.	122,000	2,870,422	0.2%
Other Securities		125,810,160	10.8%
Total Information Technology		147,121,907	12.6%

Materials — (10.1%)
Adeka Corp.	341,200	3,262,014	0.3%
#FP Corp.	63,900	2,805,650	0.2%
#Hokuetsu Paper Mills, Ltd.	582,500	2,872,250	0.3%
Kureha Corp.	627,500	3,317,107	0.3%
#Nippon Paint Co., Ltd.	727,200	3,736,446	0.3%
#NOF Corp.	701,000	2,820,938	0.2%
Yodogawa Steel Works, Ltd.	624,500	3,169,806	0.3%
Other Securities		121,488,286	10.4%
Total Materials		143,472,497	12.3%

Utilities — (0.6%)
#Saibu Gas Co., Ltd.	1,291,000	3,347,161	0.3%
Other Securities		5,014,538	0.4%
Total Utilities		8,361,699	0.7%
TOTAL COMMON STOCKS		1,158,319,264	99.1%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 07/01/09
(Collateralized by $2,895,000 FNMA 5.00%, 06/01/23, valued at $2,543,182)
to be repurchased at $2,503,013	$2,503	$2,503,000	0.2%

	Shares
SECURITIES LENDING COLLATERAL — (18.0%)
§@ DFA Short Term Investment Fund LP	254,523,360	254,523,360	21.8%

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.09%, 07/01/09
(Collateralized by various corporate obligations, ranging in par value from
$202,810 to $20,145,237, rates ranging from 5.450% to 7.000%, maturities ranging from 09/01/32 to 11/15/38, valued at $744,564) to be
repurchased at $694,997	$695	694,995	0.0%
TOTAL SECURITIES LENDING COLLATERAL		255,218,355	21.8%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,662,631,935)^		$1,416,040,619	121.1%
____________________

^	The cost for federal income tax purposes is $1,664,721,863.

Summary of inputs used to value the Fund’s net assets as of June 30, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$240,956,005	—	$240,956,005
Consumer Staples	—	112,917,735	—	112,917,735
Energy	—	16,516,246	—	16,516,246
Financials	—	116,086,399	—	116,086,399
Health Care	$759,782	43,415,379	—	44,175,161
Industrials	3,927,433	324,784,182	—	328,711,615
Information Technology	1,564,642	145,557,265	—	147,121,907
Materials	—	143,472,497	—	143,472,497
Utilities	—	8,361,699	—	8,361,699
Temporary Cash Investments	—	2,503,000	—	2,503,000
Securities Lending Collateral	—	255,218,355	—	255,218,355
Other Financial Instruments**	—	—	—	—
TOTAL	$6,251,857	$1,409,788,762	—	$1,416,040,619
____________________

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

See accompanying notes to financial statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2009
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
AUSTRALIA — (44.9%)
COMMON STOCKS — (44.9%)
ABB Grain, Ltd.	632,085	$4,732,149	0.9%
Adelaide Brighton, Ltd.	1,450,602	2,622,007	0.5%
*Austar United Communications, Ltd.	3,256,296	2,303,101	0.4%
#Australian Pharmaceutical Industries, Ltd.	5,455,541	2,501,569	0.5%
Australian Worldwide Exploration, Ltd.	1,464,634	3,012,697	0.6%
Beach Petroleum, Ltd.	3,467,976	2,192,615	0.4%
#Campbell Brothers, Ltd.	233,926	3,887,287	0.7%
*#Centamin Egypt, Ltd.	2,078,015	2,990,396	0.6%
Centennial Coal Co., Ltd.	1,181,424	2,320,202	0.4%
Challenger Financial Services Group, Ltd.	1,750,037	3,139,670	0.6%
#Crane Group, Ltd.	336,239	2,743,922	0.5%
#David Jones, Ltd.	1,296,067	4,731,370	0.9%
Downer EDI, Ltd.	890,141	4,002,848	0.8%
#DUET Group	2,738,547	3,396,938	0.6%
*#Energy World Corp., Ltd.	4,344,928	2,191,519	0.4%
#Envestra, Ltd.	5,837,759	2,275,256	0.4%
#Healthscope, Ltd.	734,309	2,594,930	0.5%
Invocare, Ltd.	637,257	2,968,829	0.6%
IOOF Holdings, Ltd.	950,183	3,186,718	0.6%
#JB Hi-Fi, Ltd.	279,730	3,455,602	0.7%
*#Karoon Gas Australia, Ltd.	628,673	4,583,615	0.9%
Macquarie Communications Infrastructure Group	1,522,900	3,634,643	0.7%
Monadelphous Group, Ltd.	302,955	2,899,516	0.5%
*#Mount Gibson Iron, Ltd.	3,114,599	2,236,439	0.4%
#Navitas, Ltd.	1,205,167	2,647,620	0.5%
New Hope Corp., Ltd.	1,278,584	4,696,778	0.9%
#Pacific Brands, Ltd.	4,412,120	3,024,077	0.6%
Reece Australia, Ltd.	238,457	3,458,948	0.7%
*#Riversdale Mining, Ltd.	692,356	2,935,135	0.6%
#Salmat, Ltd.	762,648	2,206,961	0.4%
#Seek, Ltd.	663,000	2,219,936	0.4%
#Sigma Pharmaceuticals, Ltd.	3,646,677	3,577,627	0.7%
*#Silex System, Ltd.	578,159	2,790,280	0.5%
*#Sino Gold Mining, Ltd.	588,853	2,443,060	0.5%
#Super Cheap Auto Group, Ltd.	719,047	2,136,225	0.4%
*#Tap Oil, Ltd.	4,582,923	4,147,890	0.8%
Tower Australia Group, Ltd.	1,156,969	2,600,749	0.5%
#West Australian Newspapers Holdings, Ltd.	698,276	2,450,295	0.5%
*#Western Areas NL	529,359	2,496,367	0.5%
Other Securities		166,361,832	30.9%
TOTAL COMMON STOCKS		284,797,618	53.5%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
PREFERRED STOCKS — (0.0%)
Other Securities		$172,359	0.0%

RIGHTS/WARRANTS — (0.0%)
Other Securities		12,535	0.0%
TOTAL — AUSTRALIA		284,982,512	53.5%

HONG KONG — (18.4%)
COMMON STOCKS — (18.4%)
C C Land Holdings, Ltd.	3,344,000	2,148,128	0.4%
Techtronic Industries Co., Ltd.	3,354,000	2,314,952	0.4%
Other Securities		112,287,693	21.2%
TOTAL COMMON STOCKS		116,750,773	22.0%

RIGHTS/WARRANTS — (0.0%)
Other Securities		60,379	0.0%
TOTAL — HONG KONG		116,811,152	22.0%

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,670	0.0%

NEW ZEALAND — (6.0%)
COMMON STOCKS — (6.0%)
Fisher & Paykel Healthcare Corp., Ltd.	2,418,756	4,556,367	0.9%
Infratil, Ltd.	2,123,579	2,383,081	0.5%
New Zealand Refining Co., Ltd.	515,110	2,275,423	0.4%
Port of Tauranga, Ltd.	566,944	2,248,760	0.4%
#Ryman Healthcare, Ltd.	2,310,248	2,380,845	0.5%
Sky City Entertainment Group, Ltd.	2,535,089	4,379,153	0.8%
Other Securities		20,026,434	3.7%
TOTAL — NEW ZEALAND		38,250,063	7.2%

SINGAPORE — (13.8%)
COMMON STOCKS — (13.8%)
Singapore Petroleum Co., Ltd.	799,000	3,411,280	0.6%
Singapore Post, Ltd.	3,567,900	2,201,496	0.4%
Venture Corp., Ltd.	504,000	2,418,282	0.5%
Other Securities		79,812,808	15.0%
TOTAL COMMON STOCKS		87,843,866	16.5%

RIGHTS/WARRANTS — (0.0%)
Other Securities		29,612	0.0%
TOTAL — SINGAPORE		87,873,478	16.5%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 07/01/09
(Collateralized by $235,000 FNMA 5.00%, 06/01/23, valued at $206,441)
to be repurchased at $203,001	$203	$203,000	0.0%

	Shares
SECURITIES LENDING COLLATERAL — (16.9%)
§@DFA Short Term Investment Fund LP	105,920,765	105,920,765	19.9%

	Face
	Amount
	(000)
@Repurchase Agreement, Deutsche Bank Securities 0.09%, 07/01/09
(Collateralized by various corporate obligations, ranging in par value from
$202,810 to $20,145,237, rates ranging from 5.450% to 7.000%, maturities ranging from 09/01/32 to 11/15/38, valued at $1,118,458) to be
repurchased at $1,044,000	$1,044	1,043,997	0.2%
TOTAL SECURITIES LENDING COLLATERAL		106,964,762	20.1%
TOTAL INVESTMENTS — (100.0%)
(Cost $722,567,988)^		$635,088,637	119.3%
____________________

^	The cost for federal income tax purposes is $726,502,097.

Summary of inputs used to value the Fund’s net assets as of June 30, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Australia
Common Stocks	$2,856,537	$281,941,081	—	$284,797,618
Preferred Stocks	—	172,359	—	172,359
Rights/Warrants	10,558	1,977	—	12,535
Hong Kong
Common Stocks	728,801	116,021,972	—	116,750,773
Rights/Warrants	52,547	7,832	—	60,379
Malaysia
Common Stocks	—	3,670	—	3,670
New Zealand
Common Stocks	—	38,250,063	—	38,250,063
Singapore
Common Stocks	1,477,683	86,366,183	—	87,843,866
Rights/Warrants	29,612	—	—	29,612
Temporary Cash Investments	—	203,000	—	203,000
Securities Lending Collateral	—	106,964,762	—	106,964,762
Other Financial lnstruments**:	—	—	—	—
TOTAL	$5,155,738	$629,932,899	—	$635,088,637
____________________

**

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

See accompanying notes to financial statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2009
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (98.4%)
Consumer Discretionary — (20.4%)
Aegis Group P.L.C.	3,311,021	$5,035,816	0.8%
Bellway P.L.C.	406,536	4,086,339	0.7%
Greene King P.L.C.	678,286	4,324,151	0.7%
Halfords Group P.L.C.	857,331	4,395,916	0.7%
*The Berkeley Group Holdings P.L.C.	320,225	4,245,097	0.7%
United Business Media P.L.C.	864,643	5,700,128	0.9%
WH Smith P.L.C.	588,205	4,057,926	0.7%
William Hill P.L.C.	1,297,070	4,200,745	0.7%
Other Securities		91,701,009	14.7%
Total Consumer Discretionary		127,747,127	20.6%

Consumer Staples — (4.2%)
PZ Cussons P.L.C.	1,356,078	4,419,002	0.7%
Other Securities		21,698,253	3.5%
Total Consumer Staples		26,117,255	4.2%

Energy — (6.7%)
*Dana Petroleum P.L.C.	326,327	7,533,841	1.2%
#*Premier Oil P.L.C	320,409	5,771,132	0.9%
*Soco International P.L.C.	264,747	4,985,251	0.8%
Venture Production P.L.C.	442,513	5,915,541	1.0%
Other Securities		17,655,714	2.9%
Total Energy		41,861,479	6.8%

Financials — (14.4%)
Aberdeen Asset Management P.L.C.	2,590,854	5,289,820	0.9%
Amlin P.L.C.	1,027,564	5,122,778	0.8%
Brit Insurance Holdings P.L.C.	1,289,236	4,012,079	0.7%
Catlin Group, Ltd.	977,375	5,176,205	0.8%
Close Brothers Group P.L.C.	481,680	5,215,734	0.8%
#Henderson Group P.L.C.	2,936,019	4,462,030	0.7%
Hiscox, Ltd.	1,535,730	7,316,341	1.2%
IG Group Holdings P.L.C.	1,256,927	5,801,269	0.9%
Jardine Lloyd Thompson Group P.L.C.	672,216	4,462,754	0.7%
#Provident Financial P.L.C.	485,695	6,348,480	1.0%
Other Securities		37,153,301	6.1%
Total Financials		90,360,791	14.6%

Health Care — (3.6%)
SSL International P.L.C.	745,205	6,363,738	1.0%
Other Securities		16,111,606	2.6%
Total Health Care		22,475,344	3.6%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (31.6%)
Aggreko P.L.C.	583,754	$4,989,137	0.8%
Arriva P.L.C.	630,725	4,221,715	0.7%
Atkins WS P.L.C.	425,663	4,184,141	0.7%
Babcock International Group P.L.C.	853,247	6,769,079	1.1%
Carillion P.L.C.	1,523,518	6,334,817	1.0%
Charter International P.L.C.	626,781	4,468,739	0.7%
Chemring Group P.L.C.	128,869	4,607,703	0.7%
De la Rue P.L.C.	387,017	5,811,024	0.9%
Hays P.L.C.	5,101,389	7,212,312	1.2%
Homeserve P.L.C.	228,007	5,633,759	0.9%
IMI P.L.C.	1,192,232	6,131,426	1.0%
Intertek Group P.L.C.	539,854	9,285,646	1.5%
Michael Page International P.L.C.	1,235,568	4,857,918	0.8%
Mitie Group P.L.C.	1,208,230	4,273,011	0.7%
Qinetiq P.L.C.	2,172,472	5,138,924	0.8%
Spirax-Sarco Engineering P.L.C.	304,500	4,232,102	0.7%
Tomkins P.L.C.	3,177,919	7,751,880	1.3%
Ultra Electronics Holdings P.L.C.	267,145	4,800,015	0.8%
VT Group P.L.C.	677,021	5,045,445	0.8%
Other Securities		92,162,678	14.8%
Total Industrials		197,911,471	31.9%

Information Technology — (12.9%)
ARM Holdings P.L.C.	4,708,219	9,291,519	1.5%
#Dimension Data Holdings P.L.C.	5,615,130	5,509,130	0.9%
Halma P.L.C.	1,486,473	4,878,557	0.8%
Misys P.L.C.	1,982,492	5,644,935	0.9%
Rotork P.L.C.	352,833	4,813,136	0.8%
Spectris P.L.C.	499,879	4,543,066	0.7%
Other Securities		45,872,041	7.4%
Total Information Technology		80,552,384	13.0%

Materials — (3.5%)
Croda International P.L.C.	484,717	4,264,935	0.7%
Other Securities		17,560,869	2.8%
Total Materials		21,825,804	3.5%
Telecommunication Services — (0.7%)
Total Telecommunication Services		4,451,135	0.7%

Utilities — (0.4%)
Total Utilities		2,799,490	0.5%
TOTAL COMMON STOCKS		616,102,280	99.4%

RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		179,009	0.1%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 07/01/09
(Collateralized by $15,000 FNMA 5.00%, 06/01/23, valued at $13,177)
to be repurchased at $12,000	$12	$12,000	0.0%

	Shares
SECURITIES LENDING COLLATERAL — (1.6%)
§@DFA Short Term Investment Fund LP	9,472,278	9,472,278	1.5%

	Face
	Amount
	(000)
@Repurchase Agreement, Deutsche Bank Securities 0.09%, 07/01/09
(Collateralized by various corporate obligations, ranging in par value from
$202,810 to $20,145,237, rates ranging from 5.450% to 7.000%, maturities ranging from
09/01/32 to 11/15/38, valued at $523,742) to be repurchased at $488,875	$489	488,874	0.1%
TOTAL SECURITIES LENDING COLLATERAL		9,961,152	1.6%
TOTAL INVESTMENTS — (100.0%)
(Cost $811,706,148)^		$626,254,441	101.1%
____________________

^	The cost for federal income tax purposes is $816,344,077.

Summary of inputs used to value the Fund’s net assets as of June 30, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$127,747,127	—	$127,747,127
Consumer Staples	—	26,117,255	—	26,117,255
Energy	—	41,861,479	—	41,861,479
Financials	$666	90,360,125	—	90,360,791
Health Care	—	22,475,344	—	22,475,344
Industrials	31,983	197,879,488	—	197,911,471
Information Technology	—	80,552,384	—	80,552,384
Materials	—	21,825,804	—	21,825,804
Telecommunication Services	—	4,451,135	—	4,451,135
Utilities	—	2,799,490	—	2,799,490
Rights/Warrants	133,208	45,801	—	179,009
Temporary Cash Investments	—	12,000	—	12,000
Securities Lending Collateral	—	9,961,152	—	9,961,152
Other Financial Instruments**:	—	—	—	—
TOTAL	$165,857	$626,088,584	—	$626,254,441
____________________

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

See accompanying notes to financial statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2009
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
AUSTRIA — (2.6%)
COMMON STOCKS — (2.6%)
Andritz AG	116,739	$4,922,730	0.4%
Other Securities		36,220,735	2.8%
TOTAL — AUSTRIA		41,143,465	3.2%

BELGIUM — (3.4%)
COMMON STOCKS — (3.4%)
Ackermans & van Haaren NV	81,854	5,429,113	0.4%
Bekaert SA	56,746	5,841,918	0.5%
Other Securities		41,276,687	3.1%
TOTAL COMMON STOCKS		52,547,718	4.0%

RIGHTS/WARRANTS — (0.0%)
Other Securities		6,629	0.0%
TOTAL — BELGIUM		52,554,347	4.0%

DENMARK — (2.2%)
COMMON STOCKS — (2.2%)
Other Securities		33,859,671	2.6%

FINLAND — (6.4%)
COMMON STOCKS — (6.4%)
Elisa Oyj	276,614	4,558,463	0.4%
KCI Konecranes Oyj	243,819	5,745,846	0.4%
#Nokian Renkaat Oyj	325,926	6,133,179	0.5%
Other Securities		83,212,765	6.3%
TOTAL — FINLAND		99,650,253	7.6%

FRANCE — (11.6%)
COMMON STOCKS — (11.6%)
Arkema	199,362	4,695,520	0.4%
*Atos Origin SA	143,571	4,888,805	0.4%
#Bourbon SA	162,223	6,390,494	0.5%
#Establissements Maurel et Prom	296,036	5,037,195	0.4%
*Gemalto NV	161,967	5,629,164	0.4%
#Neopost SA	61,086	5,500,603	0.4%
Nexans SA	92,377	4,933,900	0.4%
Societe BIC SA	84,787	4,882,041	0.4%
Teleperformance SA	158,000	4,822,752	0.4%
*UbiSoft Entertainment SA	196,028	4,794,383	0.4%
Other Securities		129,157,436	9.7%
TOTAL COMMON STOCKS		180,732,293	13.8%

RIGHTS/WARRANTS — (0.0%)
Other Securities		6,097	0.0%
TOTAL — FRANCE		180,738,390	13.8%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
GERMANY — (12.9%)
COMMON STOCKS — (12.9%)
*Aareal Bank AG	678,405	$7,506,503	0.6%
Aurubis AG	150,696	4,434,541	0.3%
Bilfinger Berger AG	130,384	6,051,047	0.5%
DVB Bank SE	173,470	5,676,511	0.4%
Lanxess AG	218,704	5,413,309	0.4%
MTU Aero Engines Holding AG	163,223	5,964,192	0.5%
#MVV Energie AG	114,815	4,973,221	0.4%
*#QIAGEN NV	327,193	6,062,454	0.5%
Rheinmetall AG	107,359	4,634,170	0.4%
Rhoen-Klinikum AG	284,706	6,277,848	0.5%
*#SGL Carbon SE	217,830	6,751,507	0.5%
Software AG	70,053	4,960,522	0.4%
Wincor Nixdorf AG	112,151	6,283,580	0.5%
Other Securities		127,238,266	9.6%
TOTAL COMMON STOCKS		202,227,671	15.5%

RIGHTS/WARRANTS — (0.0%)
Other Securities		5,402	0.0%
TOTAL — GERMANY		202,233,073	15.5%

GREECE — (3.4%)
COMMON STOCKS — (3.4%)
Other Securities		52,689,089	4.1%

RIGHTS/WARRANTS — (0.0%)
Other Securities		269,121	0.0%
TOTAL — GREECE		52,958,210	4.1%

IRELAND — (2.4%)
COMMON STOCKS — (2.4%)
DCC P.L.C	308,989	6,452,808	0.5%
*Dragon Oil P.L.C.	1,347,570	8,064,878	0.6%
Other Securities		22,508,446	1.7%
TOTAL — IRELAND		37,026,132	2.8%

ITALY — (7.8%)
COMMON STOCKS — (7.8%)
#Banca Piccolo Credito Valtellinese Scarl SpA	478,970	4,343,090	0.3%
#Banca Popolare di Milano Scarl	1,012,836	6,043,675	0.5%
Credito Bergamasco SpA	133,144	4,697,544	0.4%
*Societe Cattolica di Assicurazoni Scrl SpA	158,551	5,342,381	0.4%
Other Securities		101,398,115	7.7%
TOTAL COMMON STOCKS		121,824,805	9.3%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$10,909	0.0%
TOTAL — ITALY		121,835,714	9.3%

NETHERLANDS — (5.1%)
COMMON STOCKS — (5.1%)
*#Crucell NV	230,971	5,559,422	0.4%
Imtech NV	248,834	4,851,616	0.4%
Nutreco Holding NV	139,331	5,446,246	0.4%
Other Securities		64,486,185	4.9%
TOTAL COMMON STOCKS		80,343,469	6.1%

RIGHTS/WARRANTS — (0.0%)
Other Securities		22,600	0.0%
TOTAL — NETHERLANDS		80,366,069	6.1%

NORWAY — (3.4%)
COMMON STOCKS — (3.4%)
Other Securities		52,435,303	4.0%

RIGHTS/WARRANTS — (0.0%)
Other Securities		43,224	0.0%
TOTAL — NORWAY		52,478,527	4.0%

PORTUGAL — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		20,195,195	1.6%

SPAIN — (5.1%)
COMMON STOCKS — (5.1%)
#Ebro Puleva SA	312,280	4,750,201	0.4%
Other Securities		74,123,228	5.6%
TOTAL COMMON STOCKS		78,873,429	6.0%

RIGHTS/WARRANTS — (0.0%)
Other Securities		215,525	0.0%
TOTAL — SPAIN		79,088,954	6.0%

SWEDEN — (4.2%)
COMMON STOCKS — (4.2%)
#Elekta AB Series B	302,500	4,444,395	0.3%
Other Securities		61,296,282	4.7%
TOTAL — SWEDEN		65,740,677	5.0%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
SWITZERLAND — (11.3%)
COMMON STOCKS — (11.2%)
*Aryzta AG	265,691	$8,569,601	0.7%
*Bank Sarasin & Cie AG Series B	172,644	5,384,367	0.4%
Banque Privee Edmond de Rothschild SA	157	4,410,950	0.3%
Berner Kantonalbank AG	23,267	4,903,756	0.4%
*Clariant AG	756,817	4,792,972	0.4%
#Galenica Holding AG	15,281	4,511,458	0.3%
PSP Swiss Property AG	141,111	6,741,946	0.5%
Romande Energie Holding SA	2,714	5,122,412	0.4%
Sika AG	4,203	4,680,109	0.4%
#Valiant Holding AG	33,293	6,149,921	0.5%
Other Securities		120,738,426	9.1%
TOTAL COMMON STOCKS		176,005,918	13.4%

PREFERRED STOCKS — (0.1%)
Other Securities		1,261,326	0.1%
TOTAL — SWITZERLAND		177,267,244	13.5%

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 07/01/09
(Collateralized by $8,870,000 FNMA 6.00%, 10/01/38, valued at $7,894,035)
to be repurchased at $7,775,041	$7,775	7,775,000	0.6%

	Shares
SECURITIES LENDING COLLATERAL — (16.4%)
§@DFA Short Term Investment Fund LP	255,178,592	255,178,592	19.5%

	Face
	Amount
	(000)
@Repurchase Agreement, Deutsche Bank Securities 0.09%, 07/01/09
(Collateralized by various corporate obligations, ranging in par value from
$202,810 to $20,145,237, rates ranging from 5.450% to 7.000%, maturities ranging from 09/01/32 to 11/15/38 & U.S. Treasury N/B 1.375%,
02/15/12, valued at $1,667,691) to be repurchased at $1,590,253	$1,590	1,590,249	0.1%
TOTAL SECURITIES LENDING COLLATERAL		256,768,841	19.6%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,697,017,761)^		$1,561,679,762	119.3%
____________________

^	The cost for federal income tax purposes is $1,698,552,350.

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

Summary of inputs used to value the Fund’s net assets as of June 30, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Austria
Common Stocks	$191,885	$40,951,580	—	$41,143,465
Belgium
Common Stocks	699,550	51,848,168	—	52,547,718
Rights/Warrants	6,629	—	—	6,629
Denmark
Common Stocks	73,468	33,786,203	—	33,859,671
Finland
Common Stocks	—	99,650,253	—	99,650,253
France
Common Stocks	481,330	180,250,963	—	180,732,293
Rights/Warrants	5,899	198	—	6,097
Germany
Common Stocks	746,906	201,480,765	—	202,227,671
Rights/Warrants	—	5,402	—	5,402
Greece
Common Stocks	—	52,689,089	—	52,689,089
Rights/Warrants	269,121	—	—	269,121
Ireland
Common Stocks	—	37,026,132	—	37,026,132
Italy
Common Stocks	21,925	121,802,880	—	121,824,805
Rights/Warrants	10,909	—	—	10,909
Netherlands
Common Stocks	1,101,178	79,242,291	—	80,343,469
Rights/Warrants	22,600	—	—	22,600
Norway
Common Stocks	—	52,435,303	—	52,435,303
Rights/Warrants	43,224	—	—	43,224
Portugal
Common Stocks	348,118	19,847,077	—	20,195,195
Spain
Common Stocks	61,940	78,811,489	—	78,873,429
Rights/Warrants	215,525	—	—	215,525
Sweden
Common Stocks	—	65,740,677	—	65,740,677
Switzerland
Common Stocks	1,664,573	174,341,345	—	176,005,918
Preferred Stocks	1,261,326	—	—	1,261,326
Temporary Cash Investments	—	7,775,000	—	7,775,000
Securities Lending Collateral	—	256,768,841	—	256,768,841
Other Financial Instruments**:	—	—	—	—
TOTAL	$7,226,106	$1,554,453,656	—	$1,561,679,762
____________________

**

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

See accompanying notes to financial statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2009
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (84.7%)
Consumer Discretionary — (11.9%)
Astral Media, Inc. Class A	186,347	$4,764,613	1.9%
Corus Entertainment, Inc. Class B	278,300	3,553,071	1.4%
Dorel Industries, Inc. Class B	107,500	2,484,288	1.0%
Linamar Corp.	179,780	1,669,281	0.6%
Quebecor, Inc. Class B	159,493	2,715,008	1.1%
Reitmans Canada, Ltd.	193,400	2,387,675	0.9%
*RONA, Inc.	426,885	4,679,348	1.8%
Other Securities		13,377,131	5.2%
Total Consumer Discretionary		35,630,415	13.9%

Consumer Staples — (2.5%)
*Cott Corp.	512,400	2,885,458	1.1%
#Maple Leaf Foods, Inc.	254,000	1,908,576	0.7%
Other Securities		2,630,472	1.1%
Total Consumer Staples		7,424,506	2.9%

Energy — (16.4%)
*#Birchcliff Energy, Ltd.	336,400	1,749,749	0.7%
*Nuvista Energy, Ltd.	274,221	2,416,511	1.0%
#Pason Systems, Inc.	222,900	1,795,618	0.7%
#Progress Energy Resources Corp.	223,440	1,951,726	0.8%
ShawCor, Ltd.	209,500	3,625,702	1.4%
#Trican Well Service, Ltd.	391,971	3,376,649	1.3%
*TriStar Oil and Gas, Ltd.	383,141	3,620,100	1.4%
*#Uranium One, Inc.	1,819,900	4,177,564	1.6%
Other Securities		26,554,312	10.4%
Total Energy		49,267,931	19.3%

Financials — (6.5%)
AGF Management, Ltd. Class B	348,279	3,802,728	1.5%
Canadian Western Bank	226,200	3,294,354	1.3%
Home Capital Group, Inc.	113,700	2,953,082	1.2%
Laurentian Bank of Canada	92,400	2,786,736	1.1%
Other Securities		6,832,690	2.6%
Total Financials		19,669,590	7.7%

Health Care — (3.4%)
*#MDS, Inc.	464,108	2,437,949	0.9%
*#SXC Health Solutions Corp.	84,161	2,146,806	0.8%
Other Securities		5,754,677	2.3%
Total Health Care		10,339,432	4.0%

The Canadian Small Company Series

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (6.6%)
Aecon Group, Inc.	204,400	$2,027,921	0.8%
Russel Metals, Inc.	229,900	2,976,653	1.2%
*Stantec, Inc.	156,600	3,768,417	1.5%
Toromont Industries, Ltd.	214,900	4,406,452	1.7%
#Transcontinental, Inc. Class A	256,564	1,967,546	0.8%
Other Securities		4,750,180	1.8%
Total Industrials		19,897,169	7.8%

Information Technology — (6.0%)
*Celestica, Inc.	797,607	5,403,553	2.1%
*#MacDonald Dettweiler & Associates, Ltd.	129,900	2,959,507	1.2%
Other Securities		9,736,051	3.8%
Total Information Technology		18,099,111	7.1%
Materials — (30.5%)
*Alamos Gold, Inc.	347,100	2,852,836	1.1%
*Aurizon Mines, Ltd.	561,000	2,020,883	0.8%
CCL Industries, Inc. Class B	95,640	1,888,708	0.7%
*#Equinox Minerals, Ltd.	1,678,290	3,881,357	1.5%
*#Golden Star Resources, Ltd.	855,400	1,765,000	0.7%
*HudBay Minerals, Inc.	477,851	3,155,135	1.2%
Inmet Mining Corp.	77,268	2,834,566	1.1%
*Lundin Mining Corp.	795,900	2,292,280	0.9%
Methanex Corp.	359,200	4,357,402	1.7%
*Northgate Minerals Corp.	937,300	1,990,398	0.8%
Nova Chemicals Corp.	340,900	2,028,137	0.8%
*Osisko Mining Corp.	356,174	2,005,708	0.8%
*Pan Amer Silver Corp.	213,700	3,962,953	1.6%
*Quadra Mining, Ltd.	242,250	1,818,203	0.7%
Sherritt International Corp.	443,200	1,996,620	0.8%
*Silver Standard Resources, Inc.	229,462	4,373,617	1.7%
#Silvercorp Metals, Inc.	482,000	1,682,431	0.7%
*#Thompson Creek Metals Company, Inc.	474,700	4,856,579	1.9%
#West Fraser Timber Co., Ltd.	123,716	2,493,146	1.0%
Other Securities		39,668,957	15.4%
Total Materials		91,924,916	35.9%
Telecommunication Services — (0.0%)
Total Telecommunication Services		92,851	0.0%
Utilities — (0.9%)
*#Canadian Hydro Developers, Inc.	531,700	1,705,060	0.7%
Other Securities		910,289	0.3%
Total Utilities		2,615,349	1.0%
TOTAL COMMON STOCKS		254,961,270	99.6%

The Canadian Small Company Series

CONTINUED

	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 07/02/09
(Collateralized by $735,000 FNMA 5.00%, 06/01/23, valued at $625,744)
to be repurchased at $634,007	$634	$634,000	0.2%

	Shares
SECURITIES LENDING COLLATERAL — (15.1%)
§@DFA Short Term Investment Fund LP	42,552,424	42,552,424	16.6%

	Face
	Amount
	(000)
@Repurchase Agreement, Deutsche Bank Securities 0.09%, 07/01/09
(Collateralized by various corporate obligations, ranging in par value from
$202,810 to $20,145,237, rates ranging from 5.450% to 7.000%, maturities ranging from 09/01/32 to 11/15/38, valued at $3,102,871)
to be repurchased at $2,896,305	$2,896	2,896,298	1.2%
TOTAL SECURITIES LENDING COLLATERAL		45,448,722	17.8%

TOTAL INVESTMENTS — (100.0%)
(Cost $511,027,104)^		$301,043,992	117.6%
____________________

^      The cost for federal income tax purposes is $511,027,104.

Summary of inputs used to value the Fund’s net assets as of June 30, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$35,630,415	$—	—	$35,630,415
Consumer Staples	7,424,506	—	—	7,424,506
Energy	49,267,931	—	—	49,267,931
Financials	19,669,590	—	—	19,669,590
Health Care	10,339,432	—	—	10,339,432
Industrials	19,897,169	—	—	19,897,169
Information Technology	18,099,111	—	—	18,099,111
Materials	91,923,904	1,012	—	91,924,916
Telecommunication Services	92,851	—	—	92,851
Utilities	2,615,349	—	—	2,615,349
Temporary Cash Investments	—	634,000	—	634,000
Securities Lending Collateral	—	45,448,722	—	45,448,722
Other Financial Instruments**:	—	—	—	—
TOTAL	$254,960,258	$46,083,734	—	$301,043,992
____________________

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

     See accompanying notes to financial statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (74.8%)
Consumer Discretionary — (15.7%)
#Chofu Seisakusho Co., Ltd.	124,300	$2,715,167	0.3%
#DOUTOR NICHIRES Holdings Co., Ltd.	175,286	2,728,294	0.3%
Kanto Auto Works, Ltd.	237,000	2,879,846	0.3%
#Matsuya Co., Ltd.	179,700	3,806,351	0.4%
Nissan Shatai Co., Ltd.	510,300	3,332,970	0.3%
#PanaHome Corp.	519,200	3,079,083	0.3%
Sumitomo Forestry Co., Ltd.	440,766	2,892,042	0.3%
Other Securities		197,161,791	18.4%
Total Consumer Discretionary		218,595,544	20.6%

Consumer Staples — (8.6%)
#Fancl Corp.	238,100	2,985,237	0.3%
Fuji Oil Co., Ltd.	296,500	3,403,727	0.3%
Heiwado Co., Ltd	198,600	2,955,905	0.3%
#Hokuto Corp.	110,300	2,921,277	0.3%
#Life Corp.	183,900	3,363,423	0.3%
Morinaga Milk Industry Co., Ltd.	852,000	2,755,994	0.3%
Nippon Flour Mills Co., Ltd.	604,000	2,769,324	0.3%
#Ryoshoku, Ltd.	149,500	2,851,547	0.3%
#Snow Brand Milk Products Co., Ltd.	900,000	3,411,961	0.3%
The Nisshin Oillio Group, Ltd.	585,000	2,767,054	0.3%
#Unicharm Petcare Corp.	97,300	3,433,347	0.3%
Other Securities		86,240,387	8.0%
Total Consumer Staples		119,859,183	11.3%

Energy — (1.1%)
Total Energy		14,514,185	1.4%

Financials — (7.9%)
Kiyo Holdings, Inc.	2,135,900	3,449,129	0.3%
Shikoku Bank, Ltd.	742,000	3,396,954	0.3%
The Akita Bank, Ltd.	666,400	2,770,580	0.3%
#The Bank of Ikeda, Ltd.	70,300	2,820,573	0.3%
#The Bank of Iwate, Ltd.	63,300	3,934,220	0.4%
#The Fukui Bank, Ltd.	841,000	2,862,494	0.3%
The Oita Bank, Ltd.	491,900	3,053,271	0.3%
Toho Bank, Ltd.	759,200	3,231,050	0.3%
#Yamagata Bank, Ltd.	584,500	3,513,370	0.3%
Other Securities		80,587,065	7.5%
Total Financials		109,618,706	10.3%

Health Care — (3.6%)
#Hogy Medical Co., Ltd.	54,500	3,010,223	0.3%
Kaken Pharmaceutical Co., Ltd.	387,000	3,214,136	0.3%
#Mochida Pharmaceutical Co., Ltd.	409,900	3,842,649	0.4%

The Japanese Small Company Series

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
#Nipro Corp	201,100	$3,083,037	0.3%
Other Securities		37,337,087	3.4%
Total Health Care		50,487,132	4.7%

Industrials — (20.9%)
#Aeon Delight Co., Ltd.	139,000	3,424,202	0.3%
Chudenko Corp.	209,200	3,139,609	0.3%
#Daiseki Co., Ltd.	147,263	3,354,018	0.3%
#Fukuyama Transporting Co., Ltd.	912,400	3,876,253	0.4%
Hitachi Transport System, Ltd.	313,000	4,185,718	0.4%
Kyowa Exeo Corp.	345,000	3,382,599	0.3%
#Miura Co., Ltd.	141,400	2,904,502	0.3%
Moshi Moshi Hotline, Inc.	119,450	2,850,086	0.3%
#Okumura Corp.	750,400	2,941,288	0.3%
#Takara Standard Co., Ltd.	515,000	2,759,215	0.3%
#Takasago Thermal Engineering Co., Ltd.	292,000	2,735,364	0.3%
Other Securities		254,297,826	23.8%
Total Industrials		289,850,680	27.3%

Information Technology — (8.0%)
*IT Holdings Corp.	292,801	3,160,478	0.3%
#Net One Systems Co., Ltd.	1,889	3,081,215	0.3%
Other Securities		104,504,448	9.8%
Total Information Technology		110,746,141	10.4%

Materials — (8.3%)
#Daio Paper Corp.	424,500	3,204,902	0.3%
Kureha Corp.	627,500	2,783,997	0.3%
Nihon Parkerizing Co., Ltd.	230,000	2,712,223	0.3%
#Nippon Paint Co., Ltd.	759,200	2,928,416	0.3%
Other Securities		104,085,095	9.7%
Total Materials		115,714,633	10.9%

Utilities — (0.7%)
#Okinawa Electric Power Co., Ltd.	59,571	3,492,510	0.3%
#Saibu Gas Co., Ltd.	1,296,000	3,199,312	0.3%
Other Securities		3,316,530	0.3%
Total Utilities		10,008,352	0.9%
TOTAL COMMON STOCKS		1,039,394,556	97.8%

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/04/08
(Collateralized by $60,170,000 FNMA 3.50%, 03/25/33,
valued at $9,423,447) to be repurchased at $9,284,970	$9,284	9,284,000	0.8%

The Japanese Small Company Series

CONTINUED

			Percentage
	Shares	Value†	of Net Assets**
SECURITIES LENDING COLLATERAL — (24.5%)
§@DFA Short Term Investment Fund LP	337,066,073	$337,066,073	31.7%

	Face
	Amount
	(000)
@Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08
(Collateralized by $3,100,925 FNMA 5.000%, 03/01/38,
valued at $2,869,291) to be repurchased at $2,813,089	$2,813	2,813,030	0.3%
TOTAL SECURITIES LENDING COLLATERAL		339,879,103	32.0%

TOTAL INVESTMENTS — (100.0%)
(Cost $1,830,699,372)		$1,388,557,659	130.6%

See accompanying notes to financial statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

			Percentage
	Shares	Value††	of Net Assets**
AUSTRALIA — (46.7%)
COMMON STOCKS — (46.6%)
ABB Grain, Ltd.	763,384	$4,171,028	1.0%
Adelaide Brighton, Ltd.	1,663,662	2,530,723	0.6%
Ansell, Ltd.	707,058	5,948,225	1.4%
#APA Group	1,864,187	3,632,942	0.8%
#*Arrow Energy NL	2,386,137	3,979,725	0.9%
*Austar United Communications, Ltd.	4,173,099	2,502,765	0.6%
#Australian Infrastructure Fund	2,080,653	2,254,652	0.5%
#*Australian Pharmaceutical Industries, Ltd.	5,455,541	2,023,375	0.5%
*Australian Worldwide Exploration, Ltd.	2,356,893	3,937,002	0.9%
#AWB, Ltd.	1,641,462	2,870,752	0.7%
#Bank of Queensland, Ltd.	503,041	4,502,753	1.0%
#Beach Petroleum, Ltd.	4,877,374	3,168,055	0.7%
#Cabcharge Australia, Ltd.	518,843	2,386,955	0.5%
Campbell Brothers, Ltd.	233,990	3,746,476	0.9%
#Centennial Coal Co., Ltd.	1,532,031	3,602,679	0.8%
#ConnectEast Group, Ltd.	6,869,141	3,329,685	0.8%
#Corporate Express Australia, Ltd.	598,416	2,007,382	0.5%
#David Jones, Ltd.	2,441,858	5,029,306	1.1%
Downer EDI, Ltd.	1,176,627	3,821,175	0.9%
DUET Group.	2,275,133	3,630,540	0.8%
#Futuris Corp., Ltd.	3,162,221	2,467,632	0.6%
Goodman Fielder, Ltd.	1,734,935	1,925,362	0.4%
#Great Southern, Ltd.	9,302,784	2,234,762	0.5%
#Healthscope, Ltd.	1,045,042	3,019,036	0.7%
#Hills Industries, Ltd.	752,110	1,941,101	0.4%
*Iluka Resources, Ltd.	1,928,003	4,662,051	1.1%
#JB Hi-Fi, Ltd.	446,741	2,622,426	0.6%
#Monadelphous Group, Ltd.	367,505	1,967,933	0.5%
New Hope Corp., Ltd.	2,882,889	6,666,028	1.5%
*Paladin Energy, Ltd.	1,398,252	2,142,210	0.5%
#Paperlinx, Ltd.	3,074,208	2,862,987	0.7%
#Perpetual Trustees Australia, Ltd.	126,142	2,937,413	0.7%
*Portman, Ltd.	382,760	5,457,083	1.2%
Primary Health Care, Ltd.	970,723	2,971,817	0.7%
#Ramsay Health Care, Ltd.	373,766	2,524,745	0.6%
#Reece Australia, Ltd.	239,537	2,782,776	0.6%
#Sigma Pharmaceuticals, Ltd.	3,396,704	2,849,702	0.7%
#*Sino Gold Mining, Ltd.	970,623	2,235,635	0.5%
#Spark Infrastructure Group, Ltd.	3,056,075	2,986,371	0.7%
#Ten Network Holdings, Ltd.	2,173,092	1,976,324	0.5%
Tower Australia Group, Ltd.	1,383,603	1,936,280	0.4%
#United Group, Ltd.	338,003	2,144,813	0.5%
#West Australian Newspapers Holdings, Ltd.	593,823	2,449,666	0.6%
Other Securities		134,966,367	30.1%
TOTAL COMMON STOCKS		269,806,715	61.2%

The Asia Pacific Small Company Series

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
PREFERRED STOCKS — (0.1%)
Other Securities		$200,165	0.0%

RIGHTS/WARRANTS — (0.0%)
Other Securities		6,517	0.0%
TOTAL — AUSTRALIA		270,013,397	61.2%

HONG KONG — (12.6%)
COMMON STOCKS — (12.6%)
#Cafe de Coral Holdings, Ltd.	1,330,000	2,089,725	0.5%
Other Securities		70,821,340	16.0%
TOTAL COMMON STOCKS		72,911,065	16.5%

RIGHTS/WARRANTS — (0.0%)
Other Securities		47,393	0.0%
TOTAL — HONG KONG		72,958,458	16.5%

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,633	0.0%

NEW ZEALAND — (5.6%)
COMMON STOCKS — (5.6%)
#Fisher & Paykel Healthcare Corp.	2,502,844	4,362,699	1.0%
Infratil, Ltd.	1,740,707	1,953,504	0.4%
Port of Tauranga, Ltd.	566,944	2,183,706	0.5%
#Ryman Healthcare, Ltd.	2,353,608	2,136,229	0.5%
#Sky City Entertainment Group, Ltd.	1,929,556	3,724,524	0.8%
Other Securities		18,274,950	4.2%
TOTAL — NEW ZEALAND		32,635,612	7.4%

SINGAPORE — (8.8%)
COMMON STOCKS — (8.8%)
#Singapore Post, Ltd.	6,289,900	3,016,431	0.7%
Other Securities		47,724,176	10.8%
TOTAL COMMON STOCKS		50,740,607	11.5%

RIGHTS/WARRANTS — (0.0%)
Other Securities		10,265	0.0%
TOTAL — SINGAPORE		50,750,872	11.5%

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (1.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08
(Collateralized by $14,515,000 FHLMC 6.04%(r), 11/01/36,
valued at $11,154,905) to be repurchased at $10,988,861.	$10,988	10,988,000	2.5%

The Asia Pacific Small Company Series

CONTINUED

			Percentage
	Shares	Value†	of Net Assets**
SECURITIES LENDING COLLATERAL — (24.4%)
§@DFA Short Term Investment Fund LP	139,002,499	$139,002,499	31.5%

	Face
	Amount
	(000)
@Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08
(Collateralized by $2,652,260 FNMA 5.000%, 03/01/38,
valued at $2,454,141) to be repurchased at $2,406,070	$2,406	2,406,020	0.6%
TOTAL SECURITIES LENDING COLLATERAL		141,408,519	32.1%
TOTAL INVESTMENTS — (100.0%)
(Cost $841,787,919)		$578,758,491	131.2%

     See accompanying notes to financial statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (93.3%)
Consumer Discretionary — (16.8%)
Bellway P.L.C.	406,536	$3,541,647	0.6%
Taylor Nelson Sofres P.L.C.	1,742,993	6,878,955	1.2%
The Berkeley Group Holdings P.L.C.	300,929	3,623,265	0.6%
United Business Media P.L.C.	818,599	5,326,802	0.9%
#WH Smith P.L.C.	588,205	3,536,482	0.6%
William Hill P.L.C.	1,129,837	3,473,901	0.6%
Other Securities		69,737,880	12.3%
Total Consumer Discretionary		96,118,932	16.8%

Consumer Staples — (4.0%)
Total Consumer Staples		22,882,738	4.0%

Energy — (6.1%)
*Dana Petroleum P.L.C.	326,327	5,249,797	0.9%
#*Imperial Energy Corp. P.L.C.	289,203	3,957,481	0.7%
*Premier Oil P.L.C.	320,409	3,841,181	0.7%
*Soco International P.L.C.	281,540	6,486,038	1.1%
Other Securities		15,497,580	2.7%
Total Energy		35,032,077	6.1%

Financials — (16.0%)
#Aberdeen Asset Management P.L.C.	2,590,854	3,912,615	0.7%
Amlin P.L.C.	1,765,553	9,040,653	1.6%
Brit Insurance Holdings P.L.C.	1,289,236	3,791,566	0.7%
Catlin Group, Ltd.	977,375	5,461,715	1.0%
Close Brothers Group P.L.C.	481,680	4,191,265	0.7%
Hiscox, Ltd.	1,535,730	6,085,323	1.1%
IG Group Holdings P.L.C.	1,197,446	5,594,476	1.0%
Intermediate Capital Group P.L.C.	326,494	5,089,854	0.9%
Jardine Lloyd Thompson Group P.L.C.	781,443	5,574,035	1.0%
Provident Financial P.L.C.	465,600	5,935,143	1.0%
Other Securities		36,503,089	6.3%
Total Financials		91,179,734	16.0%

Health Care — (3.2%)
SSL International P.L.C.	745,205	5,033,003	0.9%
Other Securities		13,096,124	2.3%
Total Health Care		18,129,127	3.2%

Industrials — (31.6%)
Aggreko P.L.C.	513,764	3,595,118	0.6%
Arriva P.L.C.	556,301	5,381,893	0.9%
Atkins WS P.L.C.	425,663	3,656,381	0.6%
Babcock International Group P.L.C	853,247	5,338,849	0.9%
Carillion P.L.C.	1,523,518	5,110,129	0.9%
*Charter International P.L.C.	626,781	4,085,268	0.7%
De La Rue P.L.C.	603,748	8,709,548	1.5%

The United Kingdom Small Company Series

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Go-Ahead Group P.L.C	175,345	$3,840,315	0.7%
Hays P.L.C.	4,810,460	5,281,079	0.9%
Homeserve P.L.C.	228,007	4,681,612	0.8%
IMI P.L.C.	1,137,010	5,053,118	0.9%
Intertek Group P.L.C.	588,823	6,973,480	1.2%
Michael Page International P.L.C.	1,235,568	4,002,170	0.7%
Mitie Group P.L.C.	1,208,230	3,671,360	0.6%
National Express Group P.L.C.	454,582	4,187,578	0.7%
Qinetiq P.L.C.	1,922,010	5,282,500	0.9%
Spirax-Sarco Engineering P.L.C.	304,500	3,951,612	0.7%
Tomkins P.L.C.	2,633,868	4,834,455	0.9%
Ultra Electronics Holdings P.L.C.	267,145	4,739,088	0.8%
VT Group P.L.C.	677,021	5,453,608	1.0%
Other Securities		82,196,386	14.7%
Total Industrials		180,025,547	31.6%

Information Technology — (10.9%)
ARM Holdings P.L.C.	4,708,219	7,340,704	1.3%
Aveva Group P.L.C.	275,408	3,510,900	0.6%
Electrocomponents P.L.C.	1,576,293	3,615,175	0.6%
Halma P.L.C.	1,486,473	3,930,626	0.7%
Misys P.L.C.	1,982,492	3,549,838	0.6%
Rotork P.L.C.	352,833	4,227,935	0.7%
Spectris P.L.C.	499,879	4,012,371	0.7%
Other Securities		31,853,442	5.7%
Total Information Technology		62,040,991	10.9%

Materials — (3.4%)
Croda International P.L.C.	484,717	4,002,048	0.7%
Other Securities		15,693,593	2.7%
Total Materials		19,695,641	3.4%

Telecommunication Services — (0.6%)
Total Telecommunication Services		3,644,901	0.6%

Utilities — (0.7%)
Northumbrian Water Group P.L.C.	701,411	3,524,870	0.6%
Other Securities		217,845	0.1%
Total Utilities		3,742,715	0.7%
TOTAL COMMON STOCKS		532,492,403	93.3%

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (1.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08
(Collateralized by $13,960,000 FHLMC 6.04%(r), 11/01/36,
valued at $10,728,382) to be repurchased at $10,567,828	$10,567	10,567,000	1.9%

The United Kingdom Small Company Series

CONTINUED

			Percentage
	Shares	Value†	of Net Assets**
SECURITIES LENDING COLLATERAL — (4.8%)
§@DFA Short Term Investment Fund LP	23,622,602	$23,622,602	4.1%

	Face
	Amount
	(000)
@Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08
(Collateralized by $4,025,415 FHLMC 6.500%, 04/01/38 & 7.000%, 02/01/38,
valued at $3,914,679) to be repurchased at $3,838,000	$3,838	3,837,920	0.7%
TOTAL SECURITIES LENDING COLLATERAL		27,460,522	4.8%
TOTAL INVESTMENTS — (100.0%)
(Cost $862,575,872)		$570,519,925	100.0%

See accompanying notes to financial statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

			Percentage
	Shares	Value††	of Net Assets**
AUSTRIA — (2.3%)
COMMON STOCKS — (2.3%)
Other Securities		$30,741,228	2.8%

BELGIUM — (3.4%)
COMMON STOCKS — (3.4%)
Ackermans & van Haaren NV	81,854	4,697,164	0.4%
Bekaert SA	56,746	5,583,963	0.5%
Other Securities		35,670,679	3.2%
TOTAL COMMON STOCKS		45,951,806	4.1%

RIGHTS/WARRANTS — (0.0%)
Other Securities		7,843	0.0%
TOTAL — BELGIUM		45,959,649	4.1%

DENMARK — (1.8%)
COMMON STOCKS — (1.8%)
Other Securities		24,826,614	2.2%

FINLAND — (5.5%)
COMMON STOCKS — (5.5%)
Elisa Oyj	251,636	3,785,238	0.4%
KCI Konecranes Oyj	243,819	4,143,341	0.4%
M-Real Oyj Series B	4,696,142	7,217,917	0.7%
Nokian Renkaat Oyj	325,926	4,261,240	0.4%
Other Securities		53,944,844	4.7%
TOTAL — FINLAND		73,352,580	6.6%

FRANCE — (11.2%)
COMMON STOCKS — (11.2%)
Arkema	199,362	4,563,061	0.4%
#Bourbon SA	147,476	4,158,267	0.4%
*Gemalto NV	144,058	4,036,115	0.4%
#Neopost SA	57,823	4,841,088	0.4%
#Nexans SA	92,377	5,269,180	0.5%
SCOR SE	268,815	4,404,167	0.4%
Societe BIC SA	84,787	4,478,545	0.4%
*UbiSoft Entertainment SA	98,014	5,180,944	0.5%
#Valeo SA	232,962	4,057,989	0.4%
#Zodiac SA	105,911	4,141,283	0.4%
Other Securities		105,350,371	9.3%
TOTAL COMMON STOCKS		150,481,010	13.5%

RIGHTS/WARRANTS — (0.0%)
Other Securities		6,078	0.0%
TOTAL — FRANCE		150,487,088	13.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
GERMANY — (12.8%)
COMMON STOCKS — (12.8%)
#Aareal Bank AG	965,964	$7,669,414	0.7%
Bilfinger Berger AG	130,384	5,898,571	0.5%
#Douglas Holding AG	100,341	3,774,315	0.4%
DVB Bank SE	173,470	5,700,167	0.5%
MVV Energie AG	136,685	5,376,434	0.5%
Norddeutsche Affinerie AG	150,696	4,825,227	0.4%
*#QIAGEN NV	549,765	7,835,387	0.7%
Rhoen-Klinikum AG	284,706	6,123,128	0.6%
*#SGL Carbon AG	217,830	4,276,121	0.4%
Stada Arzneimittel AG	173,213	5,284,135	0.5%
Wincor Nixdorf AG	112,151	4,871,414	0.5%
Other Securities		109,518,871	9.7%
TOTAL — GERMANY		171,153,184	15.4%

GREECE — (3.1%)
COMMON STOCKS — (3.1%)
Bank of Greece	73,229	4,716,234	0.4%
Other Securities		37,377,271	3.4%
TOTAL — GREECE		42,093,505	3.8%

IRELAND — (2.7%)
COMMON STOCKS — (2.7%)
*Aryzta AG	175,745	6,265,167	0.6%
DCC P.L.C.	308,989	4,824,869	0.4%
*Dragon Oil P.L.C.	1,438,888	3,734,083	0.3%
Other Securities		21,415,664	2.0%
TOTAL — IRELAND		36,239,783	3.3%

ITALY — (7.1%)
COMMON STOCKS — (7.1%)
Credito Bergamasco SpA	133,144	3,943,643	0.4%
#Societe Cattolica di Assicurazoni Scrl SpA	158,551	5,803,375	0.5%
Other Securities		85,228,395	7.6%
TOTAL COMMON STOCKS		94,975,413	8.5%

RIGHTS/WARRANTS — (0.0%)
Other Securities		15,365	0.0%
TOTAL — ITALY		94,990,778	8.5%

NETHERLANDS — (5.3%)
COMMON STOCKS — (5.3%)
#Boskalis Westminster CVA	133,054	4,392,541	0.4%
Imtech NV	248,834	3,801,534	0.3%
Nutreco Holding NV	139,331	4,442,381	0.4%
Other Securities		58,352,687	5.3%
TOTAL — NETHERLANDS		70,989,143	6.4%

NORWAY — (2.6%)
COMMON STOCKS — (2.6%)
Other Securities		34,313,876	3.1%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
PORTUGAL — (1.3%)
COMMON STOCKS — (1.3%)
Jeronimo Martins SGPS SA	731,945	$3,735,278	0.3%
Other Securities		13,665,456	1.3%
TOTAL — PORTUGAL		17,400,734	1.6%

SPAIN — (5.4%)
COMMON STOCKS — (5.4%)
Ebro Puleva SA	304,797	3,963,045	0.4%
#SOS Cuetara SA	346,559	4,826,405	0.4%
Other Securities		63,227,800	5.7%
TOTAL — SPAIN		72,017,250	6.5%

SWEDEN — (3.9%)
COMMON STOCKS — (3.9%)
#Elekta AB Series B	302,500	3,825,462	0.3%
Other Securities		47,841,632	4.3%
TOTAL — SWEDEN		51,667,094	4.6%

SWITZERLAND — (11.7%)
COMMON STOCKS — (11.6%)
Bank Sarasin & Cie Series B	172,644	5,080,646	0.5%
Banque Privee Edmond de Rothschild SA	157	4,058,816	0.4%
Berner Kantonalbank	24,383	4,770,531	0.4%
Clariant AG	756,817	4,695,179	0.4%
#Galenica Holding AG	15,281	4,620,503	0.4%
Kuoni Reisen Holding AG	13,201	3,867,768	0.4%
#Luzerner Kantonalbank AG	18,055	3,824,786	0.3%
PSP Swiss Property AG	141,111	6,105,200	0.6%
Romande Energie Holding SA	2,758	4,765,169	0.4%
Valiant Holding AG	57,514	9,909,695	0.9%
Other Securities		104,289,550	9.3%
TOTAL COMMON STOCKS		155,987,843	14.0%

PREFERRED STOCKS — (0.1%)
Other Securities		663,447	0.1%
TOTAL — SWITZERLAND		156,651,290	14.1%

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (2.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08
(Collateralized by $32,575,000 FNMA 5.00%, 05/01/23,
valued at $30,970,983) to be repurchased at $30,514,390	$30,512	30,512,000	2.8%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value†	of Net Assets**
SECURITIES LENDING COLLATERAL — (17.6%)
§@DFA Short Term Investment Fund LP	235,721,235	$235,721,235	21.2%

	Face
	Amount
	(000)
@Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08
(Collateralized by $323,792 FNMA 5.000%, 03/01/38,
valued at $299,605) to be repurchased at $293,736	$294	293,730	0.0%
TOTAL SECURITIES LENDING COLLATERAL		236,014,965	21.2%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,640,244,915)		$1,339,410,761	120.5%

See accompanying notes to financial statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (77.1%)
Consumer Discretionary — (10.6%)
Astral Media, Inc. Class A	179,347	$4,147,018	1.8%
Cogeco Cable, Inc.	59,756	1,549,799	0.7%
Corus Entertainment, Inc. Class B	266,300	3,115,266	1.3%
Dorel Industries, Inc. Class B	102,100	2,244,794	1.0%
Quebecor, Inc. Class B	154,693	2,524,526	1.1%
Reitmans Canada, Ltd.	182,700	2,182,759	0.9%
*RONA, Inc.	417,385	4,068,924	1.7%
#Torstar Corp. Class B	163,800	1,569,642	0.7%
Other Securities		9,904,801	4.2%
Total Consumer Discretionary		31,307,529	13.4%

Consumer Staples — (2.3%)
Jean Coutu Group PJC, Inc. Class A	451,200	2,728,987	1.2%
Maple Leaf Foods, Inc.	254,000	1,742,786	0.7%
Other Securities		2,362,630	1.0%
Total Consumer Staples		6,834,403	2.9%

Energy — (17.1%)
*Birchcliff Energy, Ltd.	326,600	1,609,561	0.7%
*Crew Energy, Inc.	240,536	1,353,052	0.6%
*Fairborne Energy, Ltd.	230,900	1,373,561	0.6%
*#First Calgary Petroleums, Ltd. Class A	884,300	2,553,193	1.1%
*#Galleon Energy, Inc. Class A	250,037	1,333,890	0.6%
*#Nuvista Energy, Ltd.	250,321	2,228,445	1.0%
#Pason Systems, Inc.	219,400	2,251,703	1.0%
*#ProEx Energy, Ltd.	192,800	1,981,907	0.9%
Savanna Energy Services Corp.	215,313	1,786,385	0.8%
ShawCor, Ltd.	207,300	3,138,824	1.4%
#Trican Well Service, Ltd.	288,471	2,704,490	1.2%
*#TriStar Oil and Gas, Ltd.	366,841	3,119,655	1.3%
*#Uranium One, Inc.	1,767,600	1,495,853	0.6%
Other Securities		23,814,669	10.0%
Total Energy		50,745,188	21.8%

Financials — (6.5%)
#AGF Management, Ltd. Class B	323,111	3,557,356	1.5%
#Canadian Western Bank	199,000	3,044,520	1.3%
Home Capital Group, Inc.	111,700	2,586,532	1.1%
Laurentian Bank of Canada	88,500	3,001,643	1.3%
#Northbridge Financial Corp.	73,600	1,827,024	0.8%
Other Securities		5,125,815	2.2%
Total Financials		19,142,890	8.2%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Health Care — (5.5%)
Biovail Corp.	484,920	$4,168,067	1.8%
*#MDS, Inc.	437,208	4,566,870	2.0%
Other Securities		7,476,097	3.2%
Total Health Care		16,211,034	7.0%

Industrials — (6.1%)
Russel Metals, Inc.	195,900	3,518,821	1.5%
*Stantec, Inc.	154,600	2,481,963	1.1%
Toromont Industries, Ltd.	214,900	4,066,929	1.7%
Transcontinental, Inc. Class A	226,928	2,296,956	1.0%
Other Securities		5,573,885	2.4%
Total Industrials		17,938,554	7.7%

Information Technology — (6.7%)
*Celestica, Inc.	750,707	3,631,147	1.6%
*#MacDonald Dettweiler & Associates, Ltd.	96,900	1,738,942	0.7%
*#Open Text Corp.	181,300	4,596,804	2.0%
Other Securities		10,016,633	4.3%
Total Information Technology		19,983,526	8.6%

Materials — (21.5%)
*#Alamos Gold, Inc.	327,500	1,350,431	0.6%
*#Canfor Corp.	310,074	1,767,368	0.8%
CCL Industries, Inc. Class B	93,600	2,329,710	1.0%
#Harry Winston Diamond Corp.	219,100	2,135,921	0.9%
*HudBay Minerals, Inc.	440,721	1,989,150	0.9%
IAMGOLD Corp.	1,117,000	3,706,961	1.6%
Methanex Corp.	213,400	2,423,833	1.0%
#Nova Chemicals Corp.	262,000	3,401,892	1.5%
*Pan Amer Silver Corp.	213,700	2,436,106	1.0%
*#Silver Standard Resources, Inc.	223,892	1,905,859	0.8%
*Thompson Creek Metals Company, Inc.	445,400	2,642,172	1.1%
West Fraser Timber Co., Ltd.	116,616	3,097,053	1.3%
Other Securities		34,515,479	14.9%
Total Materials		63,701,935	27.4%

Telecommunication Services — (0.0%)
Total Telecommunication Services		71,683	0.0%

Utilities — (0.8%)
*#Canadian Hydro Developers, Inc.	492,100	1,343,242	0.6%
Other Securities		977,641	0.4%
Total Utilities		2,320,883	1.0%
TOTAL COMMON STOCKS		228,257,625	98.0%

RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		79,661	0.0%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%,
11/03/08 (Collateralized by $3,775,000 FNMA 6.50%,
11/01/36, valued at $2,533,771) to be repurchased at
$2,496,196	$2,496	$2,496,000	1.1%

	Shares
SECURITIES LENDING COLLATERAL — (22.1%)
§@DFA Short Term Investment Fund LP	64,287,911	64,287,911	27.6%

	Face
	Amount
	(000)
@Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08
(Collateralized by $3,087,765 FHLMC 7.000%, 02/01/38 & FNMA 4.056%(r),
09/01/44, valued at $1,123,163) to be repurchased at $1,101,163	$1,101	1,101,140	0.5%
TOTAL SECURITIES LENDING COLLATERAL		65,389,051	28.1%
TOTAL INVESTMENTS — (100.0%)
(Cost $582,126,285)		$296,222,337	127.2%

See accompanying notes to financial statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2009
(Unaudited)

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series	Series	Series	Series	Series
ASSETS:
Investments at Value (including $235,587
$90,274, $9,532, $241,273 and $42,682 of
securities on loan, respectively)	$1,158,319	$527,921	$616,281	$1,297,136	$254,961
Temporary Cash Investment at Value & Cost	2,503	203	12	7,775	634
Collateral Received from Securities on
Loan at Value	255,218	106,965	9,961	256,769	45,449
Foreign Currencies at Value	8,044	6,008	4,338	3,770	98
Cash	15	15	16	15	16
Receivables:
Investment Securities Sold	5	617	1,386	379	—
Dividends, Interest and Tax Reclaims	1,022	949	1,925	3,576	284
Securities Lending Income	397	183	32	549	60
Unrealized Gain on Foreign
Currency Contracts	—	1	—	12	—
Prepaid Expenses and Other Assets	3	—	1	2	—
Total Assets	1,425,526	642,862	633,952	1,569,983	301,502
LIABILITIES:
Payables:
Upon Return of Securities Loaned	255,218	106,965	9,961	256,769	45,449
Investment Securities Purchased	1,214	3,329	4,185	4,015	—
Due to Advisor	94	45	52	110	22
Accrued Expenses and Other Liabilities	80	61	44	107	22
Total Liabilities	256,606	110,400	14,242	261,001	45,493
NET ASSETS	$1,168,920	$532,462	$619,710	$1,308,982	$256,009
Investments at Cost	$1,404,911	$615,400	$801,733	$1,432,474	$464,944
Foreign Currencies at Cost	$8,086	$5,959	$4,201	$3,654	$100

See accompanying notes to financial statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2008

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series	Series	Series	Series	Series
ASSETS:
Investments at Value (including $320,166,
$102,837, $24,696, $223,217, and $50,836
of securities on loan, respectively)	$1,039,395	$426,362	$532,492	$1,072,884	$228,337
Temporary Cash Investments at Value &
Cost	9,284	10,988	10,567	30,512	2,496
Collateral Received from Securities on Loan at
Value & Cost	339,879	141,409	27,461	236,015	65,389
Foreign Currencies at Value	3,755	3,948	3,798	13,178	1,816
Cash	15	16	16	16	16
Receivables:
Investment Securities Sold	22,536	3,420	9,649	1,386	—
Dividends, Interest, and Tax Reclaims	9,110	1,356	3,003	2,673	138
Securities Lending Income	760	373	52	525	119
Fund Shares Sold	—	142	—	55	—
Fund Margin Variation	—	3	1	9	—
Prepaid Expenses and Other Assets	1	1	1	2	—
Total Assets	1,424,735	588,018	587,040	1,357,255	298,311
LIABILITIES:
Payables:
Upon Return of Securities Loaned	339,879	141,409	27,461	236,015	65,389
Investment Securities Purchased	21,593	5,272	4,060	9,436	—
Fund Shares Redeemed	137	—	24	—	—
Due to Advisor	86	43	54	104	22
Accrued Expenses and Other Liabilities	76	57	51	115	27
Total Liabilities	361,771	146,781	31,650	245,670	65,438
NET ASSETS	$1,062,964	$441,237	$555,390	$1,111,585	$232,873
Investments at Cost	$1,481,536	$689,392	$824,548	$1,373,718	$514,241
Foreign Currencies at Cost	$3,813	$3,820	$3,835	$13,582	$1,774

See accompanying notes to financial statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

(Amounts in thousands)

	The Japanese		The Asia Pacific		The United Kingdom
	Small Company		Small Company		Small Company
	Series		Series		Series
	Period		Period		Period
	Dec. 1,	Year	Dec. 1,	Year	Dec. 1,	Year
	2007 to	Ended	2007 to	Ended	2007 to	Ended
	Oct. 31,	Nov. 30,	Oct. 31,	Nov. 30,	Oct. 31,	Nov. 30,
	2008	2007	2008	2007	2008	2007
Investment Income
Dividends (Net of Foreign Taxes Withheld
of $1,868, $1,557, $724, $469, $61
and $0, respectively)	$24,935	$20,711	$33,506	$32,140	$34,689	$34,869
Interest	55	262	176	306	108	103
Income from Securities Lending	8,859	10,705	5,337	5,485	447	108
Total Investment Income	33,849	31,678	39,019	37,931	35,244	35,080
Expenses
Investment Advisory Services Fees	1,220	1,524	871	1,016	899	1,234
Accounting & Transfer Agent Fees	143	174	109	123	111	145
Custodian Fees	178	262	247	355	67	81
Shareholders’ Reports	13	15	9	9	10	12
Directors’/Trustees’ Fees & Expenses	—	9	—	12	—	13
Professional Fees	26	25	20	15	21	20
Other	23	29	23	21	9	19
Total Expenses	1,603	2,038	1,279	1,551	1,117	1,524
Net Investment Income (Loss)	32,246	29,640	37,740	36,380	34,127	33,556
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(68,518)	51,317	(38,746)	111,215	10,543	42,995
Futures	(16)	—	(283)	—	—	—
Foreign Currency Transactions	(321)	(227)	(1,429)	874	(1,788)	397
In-Kind Redemptions	1,625 *	—	4,018 *	—	6,873 *	—
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and
Foreign Currency	(374,750)	(103,081)	(649,251)	232,165	(643,213)	(51,516)
Futures	—	—	3	—	1	—
Translation of Foreign Currency
Denominated Amounts	495	144	(121)	(25)	222	(10)
Net Realized and Unrealized
Gain (Loss)	(441,485)	(51,847)	(685,809)	344,229	(627,362)	(8,134)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(409,239)	$(22,207)	$(648,069)	$380,609	$(593,235)	$25,422

____________________

* See Note K in the Notes to Financial Statements.

See accompanying notes to financial statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

(Amounts in thousands)

	The Continental		The Canadian
	Small Company		Small Company
	Series		Series
	Period		Period
	Dec. 1,		Dec. 1,
	2007 to	Year Ended	2007 to	Year Ended
	Oct. 31,	Nov. 30,	Oct. 31,	Nov. 30,
	2008	2007	2008	2007
Investment Income
Dividends (Net of Foreign Taxes Withheld of $8,313, $5,790,
$467 and $69, respectively)	$56,505	$43,799	$2,679	$394
Interest	332	244	134	100
Income from Securities Lending	8,718	7,366	990	105
Total Investment Income	65,555	51,409	3,803	599
Expenses
Investment Advisory Services Fees	1,806	2,231	330	81
Accounting & Transfer Agent Fees	200	242	55	24
Custodian Fees	419	523	184	101
Shareholders’ Reports	19	21	4	1
Directors’/Trustees’ Fees & Expenses	—	24	—	3
Professional Fees	40	35	8	2
Organizational & Offering Costs	—	—	—	1
Other	26	37	10	3
Total Expenses	2,510	3,113	591	216
Net Investment Income (Loss)	63,045	48,296	3,212	383
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(48,434)	151,648	(20,515)	1,663
Futures	(358)	—	—	—
Foreign Currency Transactions	(76)	559	(433)	(413)
In-Kind Redemptions	16,564 *	—	(2,616)*	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,158,591)	126,217	(279,292)	(6,570)
Futures	9	—	—	—
Translation of Foreign Currency Denominated Amounts	(386)	83	(6)	(2)
Net Realized and Unrealized Gain (Loss)	(1,191,272)	278,507	(302,862)	(5,322)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(1,128,227)	$326,803	$(299,650)	$(4,939)

____________________

* See Note K in the Notes to Financial Statements.

See accompanying notes to financial statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Japanese			The Asia Pacific
	Small Company			Small Company
	Series			Series
	Period	Year	Year	Period	Year	Year
	Dec. 1, 2007 to	Ended	Ended	Dec. 1, 2007 to	Ended	Ended
	Oct. 31,	Nov. 30,	Nov. 30,	Oct. 31,	Nov. 30,	Nov. 30,
	2008	2007	2006	2008	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$32,246	$29,640	$23,044	$37,740	$36,380	$23,806
Net Realized Gain (Loss) on:
Investment Securities Sold	(68,518)	51,317	62,821	(38,746)	111,215	37,029
Futures	(16)	—	—	(283)	—	—
Foreign Currency Transactions	(321)	(227)	(83)	(1,429)	874	(442)
In-Kind Redemptions	1,625 *	—	—	4,018 *	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(374,750)	(103,081)	(135,957)	(649,251)	232,165	130,890
Futures	—	—	—	3	—	—
Translation of Foreign Currency Denominated Amounts	495	144	218	(121)	(25)	15
Net Increase (Decrease) in Net Assets Resulting from Operations	(409,239)	(22,207)	(49,957)	(648,069)	380,609	191,298
Transactions in Interest:
Contributions	64,727	227,009	334,524	50,371	123,444	171,488
Withdrawals	(97,345)*	(85,703)	(50,274)	(166,219)*	(48,526)	(9,082)
Net Increase (Decrease) from Transactions in Interest	(32,618)	141,306	284,250	(115,848)	74,918	162,406
Total Increase (Decrease) in Net Assets	(441,857)	119,099	234,293	(763,917)	455,527	353,704
Net Assets
Beginning of Period	1,504,821	1,385,722	1,151,429	1,205,154	749,627	395,923
End of Period	$1,062,964	$1,504,821	$1,385,722	$441,237	$1,205,154	$749,627
____________________

*	See Note K in the Notes to Financial Statements.

See accompanying notes to financial statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom			The Continental			The Canadian
	Small Company			Small Company			Small Company
	Series			Series			Series
	Period			Period			Period	Period
	Dec. 1,	Year	Year	Dec. 1,	Year	Year	Dec. 1,	April 2,
	2007 to	Ended	Ended	2007 to	Ended	Ended	2007 to	2007(a) to
	Oct. 31,	Nov. 30,	Nov. 30,	Oct. 31,	Nov. 30,	Nov. 30,	Oct. 31,	Nov. 30,
	2008	2007	2006	2008	2007	2006	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$34,127	$33,556	$23,984	$63,045	$48,296	$32,787	$3,212	$383
Net Realized Gain (Loss) on:
Investment Securities Sold	10,543	42,995	30,432	(48,434)	151,648	46,115	(20,515)	1,663
Futures	—	—	—	(358)	—	—	—	—
Foreign Currency Transactions	(1,788)	397	359	(76)	559	(3)	(433)	(413)
In-Kind Redemptions	6,873 *	—	—	16,564 *	—	—	(2,616)*	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(643,213)	(51,516)	275,001	(1,158,591)	126,217	455,015	(279,292)	(6,570)
Futures	1	—	—	9	—	—	—	—
Translation of Foreign Currency Denominated Amounts	222	(10)	23	(386)	83	130	(6)	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	(593,235)	25,422	329,799	(1,128,227)	326,803	534,044	(299,650)	(4,939)
Transactions in Interest:
Contributions	52,563	36,898	158,726	131,960	103,548	375,913	341,843	222,468
Withdrawals	(62,518)*	(21,566)	(13,737)	(148,270)*	(49,423)	(16,701)	(22,849)*	(4,000)
Net Increase (Decrease) from Transactions in Interest	(9,955)	15,332	144,989	(16,310)	54,125	359,212	318,994	218,468
Total Increase (Decrease) in Net Assets	(603,190)	40,754	474,788	(1,144,537)	380,928	893,256	19,344	213,529
Net Assets
Beginning of Period	1,158,580	1,117,826	643,038	2,256,122	1,875,194	981,938	213,529	—
End of Period	$555,390	$1,158,580	$1,117,826	$1,111,585	$2,256,122	$1,875,194	$232,873	$213,529
____________________

*	See Note K in the Notes to Financial Statements.
See page 131 for the Definitions of Abbreviations and Footnotes.

See accompanying notes to financial statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series							The Asia Pacific Small Company Series
	Period							Period
	Dec. 1,		Year	Year	Year	Year	Year	Dec. 1,		Year	Year	Year	Year	Year
	2007 to		Ended	Ended	Ended	Ended	Ended	2007 to		Ended	Ended	Ended	Ended	Ended
	Oct. 31,		Nov. 30,	Nov. 30,	Nov. 30,	Nov. 30,	Nov. 30,	Oct. 31,		Nov. 30,	Nov. 30,	Nov. 30,	Nov. 30,	Nov. 30,
	2008		2007	2006	2005	2004	2003	2008		2007	2006	2005	2004	2003
Total Return	(26.87	)%(C)	(1.16)%	(2.28)%	31.03%	32.73%	47.87%	(57.75	)%(C)	47.23%	38.26%	9.30%	27.40%	61.47%
Net Assets, End of Period (thousands)	$1,062,964		$1,504,821	$1,385,722	$1,151,429	$605,132	$283,699	$441,237		$1,205,154	$749,627	$395,923	$282,999	$156,765
Ratio of Expenses to Average
Net Assets	0.13	%(B)	0.13%	0.14%	0.22%	0.27%	0.28%	0.15	%(B)	0.15%	0.17%	0.27%	0.32%	0.31%
Ratio of Net Investment Income to
Average Net Assets	2.64	%(B)	1.94%	1.68%	1.51%	1.45%	1.41%	4.33	%(B)	3.58%	4.19%	4.33%	3.82%	3.35%
Portfolio Turnover Rate	10	%(C)	9%	9%	6%	5%	16%	20	%(C)	25%	14%	10%	11%	15%

	The United Kingdom Small Company Series							The Continental Small Company Series
	Period							Period
	Dec. 1,		Year	Year	Year	Year	Year	Dec. 1,		Year	Year	Year	Year	Year
	2007 to		Ended	Ended	Ended	Ended	Ended	2007 to		Ended	Ended	Ended	Ended	Ended
	Oct. 31,		Nov. 30,	Nov. 30,	Nov. 30,	Nov. 30,	Nov. 30,	Oct. 31,		Nov. 30,	Nov. 30,	Nov. 30,	Nov. 30,	Nov. 30,
	2008		2007	2006	2005	2004	2003	2008		2007	2006	2005	2004	2003
Total Return	(50.77	)%(C)	2.42%	44.80%	12.88%	29.68%	44.65%	(49.66	)%(C)	17.49%	47.10%	18.97%	36.57%	52.86%
Net Assets, End of Period (thousands)	$555,390		$1,158,580	$1,117,826	$643,038	$377,763	$160,917	$1,111,585		$2,256,122	$1,875,194	$981,938	$654,644	$448,407
Ratio of Expenses to Average
Net Assets	0.12	%(B)	0.12%	0.13%	0.22%	0.27%	0.26%	0.14	%(B)	0.14%	0.15%	0.24%	0.26%	0.30%
Ratio of Net Investment Income to
Average Net Assets	3.79	%(B)	2.72%	2.70%	3.19%	2.70%	3.25%	3.49	%(B)	2.16%	2.27%	2.16%	2.09%	2.49%
Portfolio Turnover Rate	25	%(C)	12%	8%	12%	7%	7%	18	%(C)	12%	7%	18%	9%	11%
See Page 131 for the Definitions of Abbreviations and Footnotes.

See accompanying notes to financial statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Canadian Small
	Company Series
	Period		Period
	Dec. 1, 2007		April 2, 2007(a)
	to		to
	Oct. 31, 2008		Nov. 30, 2007
Total Return	(56.44	)%(C)	10.20	%(C)
Net Assets, End of Period (thousands)	$232,873		$213,529
Ratio of Expenses to Average Net Assets	0.18	%(B)	0.26	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	0.97	%(B)	0.47	%(B)(E)
Portfolio Turnover Rate	21	%(C)	6	%(C)
See Page 131 for the Definitions of Abbreviations and Footnotes.

See accompanying notes to financial statements.

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2008

A. Organization:

     The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eighteen investment portfolios, of which five are included in this report (the “Series”):

International Equity Portfolios
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series

     At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. Security Valuation: Securities held by the Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

     Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

     The Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Portfolios price their shares at the close of the NYSE, the Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Portfolio. When a Portfolio uses fair value pricing, the values assigned to the Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

     Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

     In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007.The three levels of the fair value hierarchy under FAS 157 are described below:

     •  Level 1 – quoted prices in active markets for identical securities

     •  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)

     •  Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Series’ net assets as of October 31, 2008 is listed below (in thousands).

	Valuation Inputs
					Other Financial
					Instruments
	Investments in				(Unrealized
	Securities				Appreciation/
	(Market Value)				Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
The Japanese Small Company Series	$1,816	$1,386,742	—	$1,388,558	—	—	—	—
The Asia Pacific Small Company Series	3,430	575,328	—	578,758	$3	—	—	$3
The United Kingdom Small Company Series	7,156	563,364	—	570,520	1	—	—	1
The Continental Small Company Series	11,975	1,327,436	—	1,339,411	9	—	—	9
The Canadian Small Company Series	228,337	67,885	—	296,222	—	—	—	—
____________________

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, and forwards which are valued at the unrealized appreciation/depreciation on the investment.

     2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolios and the U.S. dollar equivalent amounts actually received or paid.

     3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee.These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Other Expenses for the period ended October 31, 2008 and are included in Directors’/Trustees’ Fees & Expenses for the year ended November 30, 2007.

     Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year’s notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2008, none of the Trustees have requested distribution of proceeds.

     4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Trust or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

     The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

     Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to the Trust. For the period December 1, 2007 to October 31, 2008, the Series’ investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%

Fees Paid to Officers and Directors/Trustees:

     Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the period December 1, 2007 to October 31, 2008, the total related amounts paid by the Trust to the CCO were $106 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

     At October 31, 2008, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Japanese Small Company Series	$19
The Asia Pacific Small Company Series	14
The United Kingdom Small Company Series	14
The Continental Small Company Series	29
The Canadian Small Company Series	5

E. Purchases and Sales of Securities:

     For the period December 1, 2007 to October 31, 2008, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

	Purchases	Sales
The Japanese Small Company Series	$130,404	$143,170
The Asia Pacific Small Company Series	186,360	282,035
The United Kingdom Small Company Series	254,559	246,764
The Continental Small Company Series	359,725	350,354
The Canadian Small Company Series	385,418	73,101

     There were no purchases or sales of U.S. Government Securities during the period ended October 31, 2008.

F. Federal Income Taxes:

     The Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

     Some of the Series’ investments are in securities considered to be “passive foreign investment companies” for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2008, the following Series’ had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the period December 1, 2007 to October 31, 2008, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts listed below are in thousands.

	Mark to Market	Realized Gains
The Japanese Small Company Series	$801	$1,131
The Asia Pacific Small Company Series	108	188
The United Kingdom Small Company Series	4,045	3,276
The Continental Small Company Series	669	25

     At October 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
The Japanese Small Company Series	$1,832,932	$50,880	$(495,254)	$(444,374)
The Asia Pacific Small Company Series	841,797	34,402	(297,440)	(263,038)
The United Kingdom Small Company Series	862,577	40,352	(332,409)	(292,057)
The Continental Small Company Series	1,640,246	150,203	(451,038)	(300,835)
The Canadian Small Company Series	582,126	554	(286,458)	(285,904)

     In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Series’ tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Series’ financial statements.

G. Financial Instruments:

     In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 31, 2008.

     2. Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

     3. Futures Contracts: During the period ended October 31, 2008, the Series entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

     At October 31, 2008, the following funds had the following outstanding futures contracts (dollar amounts in thousands):

						Approximate
		Expiration	Number of	Contract	Unrealized	Cash
Fund	Description	Date	Contracts	Value	Gain (Loss)	Collateral
The Asia Pacific
Small Company Series	S&P 500 Index®	12/19/2008	22	$5,320	$3	$545
The United Kingdom
Small Company Series	S&P 500 Index®	12/19/2008	12	2,902	1	297
The Continental
Small Company Series	S&P 500 Index®	12/19/2008	79	19,104	9	1,955

H. Line of Credit:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. For the period ended October 31, 2008, there were no borrowings by the Series under this line of credit.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing.There is no commitment fee on the unused portion of the line of credit.The agreement for the line of credit expires on January 15, 2009.

     For the period December 1, 2007 to October 31, 2008, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount
	Average	Average	Days	Expense	Borrowed During
	Interest Rate	Loan Balance	Outstanding	Incurred	the Period
The Japanese Small Company Series	3.08%	$1,444	29	$4	$5,273
The Asia Pacific Small Company Series	3.61%	2,912	15	4	6,179
The United Kingdom Small Company Series	3.50%	681	10	1	4,103
The Continental Small Company Series	4.09%	971	11	1	3,466
The Canadian Small Company Series	3.72%	2,074	1	—	2,074

     There were no outstanding borrowings by the Series under this line of credit at October 31, 2008.

I. Securities Lending:

     As of October 31, 2008, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

     Subject to each Series’ investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

     Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. In-Kind Redemptions:

     In accordance with guidelines described in the Series’ prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

     During the period December 1, 2007 to October 31, 2008, the following Series realized net gains (losses) of in-kind redemptions (amounts in thousands):

The Japanese Small Company Series	$1,625
The Asia Pacific Small Company Series	4,018
The United Kingdom Small Company Series	6,873
The Continental Small Company Series	16,564
The Canadian Small Company Series	(2,616)

L. Recently Issued Accounting Standards and Interpretation:

     In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series’ financial statements has not been determined.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined and
Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the “Series”) at October 31, 2008, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits.We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2008

FUND MANAGEMENT
(Unaudited)

Trustees/Directors

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”) and Dimensional Emerging Markets Value Fund Inc. (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and also acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2008.

     Each Board’s Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were five Performance Committee meetings held during the fiscal year ended October 31, 2008.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/ Director.You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401. Prospectuses are also available at www.dimensional.com.

Name, Position		Portfolios within the
with the Fund,	Term of Office[1] and	DFA Fund Complex[2]	Principal Occupation(s) During Past 5 Years and
Address and Age	Length of Service	Overseen	Other Directorships of Public Companies Held
Disinterested Trustees/Directors
George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 61	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Leo Melamed Professor of Finance, The University of Chicago Booth School of Business.

Name, Position		Portfolios within the
with the Fund,	Term of Office[1] and	DFA Fund Complex[2]	Principal Occupation(s) During Past 5 Years and
Address and Age	Length of Service	Overseen	Other Directorships of Public Companies Held
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S.Woodlawn Avenue Chicago, IL 60637 Age: 69	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, The University of Chicago Booth School of Business (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997) and UNext.com (1999-2006). Member Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext.com) (1999-2001). Trustee, Harbor Fund (registered investment company) (14 Portfolios) (since 1994).

Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 65	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001). Consultant to Morningstar, Inc. (since 2006). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 64	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	96 portfolios in 4 investment companies	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998), Co-founder, Chief Science Officer and Director, Trinsum Group, a successor to Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Advisory Board Member, Alpha Simplex Group (hedge fund) (since 2001). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 67	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management, L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Chairman, Oak Hill Platinum Partners (hedge fund) (since 2004). Director, Chicago Mercantile Exchange (since 2001). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S.Woodlawn Avenue Chicago, IL 60637 Age: 55	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	96 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, The University of Chicago Booth School of Business (since 1980), Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003).

Name, Position		Portfolios within the
with the Fund,	Term of Office[1] and	DFA Fund Complex[2]	Principal Occupation(s) During Past 5 Years and
Address and Age	Length of Service	Overseen	Other Directorships of Public Companies Held
Interested Trustees/Directors*
David G. Booth
Chairman, Director, Chief Executive Officer and President of DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC.
1299 Ocean Avenue
Santa Monica, CA 90401
Age: 61	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	96 portfolios in 4 investment companies

Chairman, Director/Trustee, President, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Fund Advisors Canada Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director, President and formerly Chief Investment Officer of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund II PLC. Director, Chief Executive Officer and formerly Chief Investment Officer of Dimensional Fund Advisors Canada Inc. (All Chief Investment Officer positions held starting 1/03 through 3/07 except for Dimensional Fund Advisors Canada Inc., which was from 6/03 through 3/07, and Dimensional Holdings Inc., which was from 10/06 through 3/07.)

Limited Partner, Oak Hill Partners, Director, The University of Chicago Booth School of Business. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 St. Louis, MO 63105 Age: 64	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	96 portfolios in 4 investment companies

Director/Trustee (and prior to 2006 Chairman, and prior to 2003, Chief Investment Officer) of Dimensional Fund Advisors LP, DFA Securities Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Holdings Inc. Prior to 2006, Director of Dimensional Fund Advisors Ltd, Director (and prior to 1/1/2003, Chief Investment Officer) of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc.

Trustee, St. Louis University (since 2003). Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis.Trustee and Member of Investment Committee, St. Louis Art Institute (since 2005). President and Director, The Show Me Institute (since 2006). Trustee, St. Louis Symphony Orchestra (since 2005).Trustee, Missouri Botanical Garden (since 2005).

  1  Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

   2  Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) (“Dimensional”), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the “DFA Entities”). The address of each officer is: Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

Term of Office[1]
Name, Position with the Fund	and Length of
and Age	Service	Principal Occupation(s) During Past 5 Years
Officers
April A. Aandal Vice President Age: 35	Since 2008	Vice President of all the DFA Entities.

Darryl D. Avery Vice President Age: 42	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional.

Arthur H. Barlow Vice President Age: 52	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).

Valerie A. Brown Vice President and Assistant Secretary Age: 41	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

David P. Butler Vice President Age: 44	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Vice President Age: 46	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Vice President Age: 36	Since 2004	Vice President of all the DFA Entities, April 2001 to April 2004, Portfolio Manager of Dimensional.

Robert P. Cornell Vice President Age: 59	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).

Christopher S. Crossan Vice President and Chief Compliance Officer Age: 42	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Vice President Age: 51	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Vice President Age: 51	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Robert W. Dintzner Vice President Age: 38	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional.

Kenneth Elmgren Vice President Age: 54	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

Term of Office[1]
Name, Position with the Fund	and Length of
and Age	Service	Principal Occupation(s) During Past 5 Years
Richard A. Eustice Vice President and Assistant Secretary Age: 43	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 47	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Jed S. Fogdall Vice President Age: 34	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since September 2004). Prior to September 2004, Staff Engineer at the Boeing Company (1997-2004); Graduate Student at the University of California, Los Angeles (2002-2003).

Glenn S. Freed Vice President Age: 46	Since 2001	Vice President of all the DFA Entities.

Mark R. Gochnour Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.

Henry F. Gray Vice President Age: 41	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

John T. Gray Vice President Age: 34	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007).

Darla Hastings Vice President Age: 53	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).

Julie Henderson Vice President and Fund Controller Age: 34	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin Hight Vice President Age: 40	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005).

Christine W. Ho Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.

Jeff J. Jeon Vice President Age: 34	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Counsel of Dimensional.

Patrick M. Keating Vice President Age: 53	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional. Director, Vice President and Chief Privacy Officer of Dimensional Fund Advisors Canada Inc. Director of DFA Australia Limited.

Joseph F. Kolerich Vice President Age: 36	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional.

Term of Office[1]
Name, Position with the Fund	and Length of
and Age	Service	Principal Occupation(s) During Past 5 Years
Michael F. Lane Vice President Age: 41	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).

Kristina M. LaRusso Vice President Age: 33	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006).

Inmoo Lee Vice President Age: 42	Since 2007

Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).

Juliet Lee Vice President Age: 37	Since 2005

Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003).

Aaron M. Marcus Vice President & Head of Global Human Resources Age: 38	Since 2008

Vice President and Head of Global Human Resources of Dimensional. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 51	Since 2007

Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada Inc. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Catherine L. Newell Vice President and Secretary Age: 44	Vice President since 1997 and Secretary since 2000

Vice President and Secretary of all the DFA Entities. Director, Vice President and Assistant Secretary of DFA Australia Limited (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director, Dimensional Funds PLC and Dimensional Funds II PLC (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O'Reilly Vice President Age: 31	Since 2007

Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Vice President Age: 34	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Sonya Park Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional.

David A. Plecha Vice President Age: 47	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Ted Randall Vice President Age: 35	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional (2006-2008). Systems Developer of Dimensional (2001-2006).

Eduardo A. Repetto Vice President and Chief Investment Officer Age: 41	Since 2002

Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada Inc. Formerly, Research Associate for Dimensional (June 2000 to April 2002).

Term of Office[1]
Name, Position with the Fund	and Length of
and Age	Service	Principal Occupation(s) During Past 5 Years
L. Jacobo Rodriguez Vice President Age: 37	Since 2005

Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004).

David E. Schneider Vice President Age: 62	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services.

Ted R. Simpson Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002).

Bryce D. Skaff Vice President Age: 33	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).

Grady M. Smith Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional.

Carl G. Snyder Vice President Age: 45	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Vice President Age: 60	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Bradley G. Steiman Vice President Age: 35	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc.

Karen E. Umland Vice President Age: 42	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Vice President Age: 49	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Weston J. Wellington Vice President Age: 57	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Vice President Age: 63	Since 2001

Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

Ryan Wiley Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006).

Paul E. Wise Vice President Age: 53	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).

  1  Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

NOTICE TO SHAREHOLDERS
(Unaudited)

     For shareholders that do not have an October 31, 2008 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2008 tax year end, please consult your tax advisor as to the pertinence of this notice. For the period December 1, 2007 to October 31, 2008, the Portfolio is designating the following items with regard to distributions paid during the period.

	Net							Qualifying
	Investment	Short-Term	Long-Term		Qualifying	Foreign	Qualifying	Short-Term
	Income	Capital Gain	Capital Gain	Total	Dividend	Tax	Interest	Capital
DFA Investment Dimensions Group Inc.	Distributions	Distributions	Distributions	Distributions	Income(1)	Credit(2)	Income(3)	Gain(4)
International Small Company Portfolio	29%	8%	63%	100%	19%	5%	1%	21%

(1) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the fund to designate the maximum amount permitted by law.

(2) Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distributions).

(3) The percentage in this column represents the amount of “Qualifying Interest Income” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(4) The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

PORTFOLIOS OF INVESTMENTS

SA U.S. Fixed Income Fund

SA Global Fixed Income Fund

SA U.S. Market Fund

SA U.S. Value Fund

SA U.S. Small Company Fund

SA International Value Fund

SA International Small Company Fund

SA Emerging Markets Value Fund

SA Real Estate Securities Fund

LWI Financial Inc. ■ 3055 Olin Avenue, Suite 2000 ■ San Jose, California 95128 ■ 800.366.7266

SA Funds are sponsored by LWI Financial Inc. and distributed by Loring Ward Securities Inc., member FINRA/SIPC

Item 2. Code of Ethics.

(a) As of the end of the period covered by this Form N-CSR, the registrant has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the registrant’s principal executive officer and principal financial officer.

(c) The registrant has not made any amendment to its code of ethics during the period covered by this Form N-CSR.

(d) The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this Form N-CSR.

(f) A copy of the registrant’s code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees (the “Board”) has determined that the registrant has three members serving on the registrant’s Audit Committee that possess the attributes identified in Form N-CSR to qualify as an “audit committee financial expert.”

(a)(2) The audit committee financial experts are Bryan W. Brown, Mark A. Schimbor and Harold M. Shefrin. Each has been deemed to be “independent” as that term is defined in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The firm of PricewaterhouseCoopers LLP (“PwC”) serves as the independent registered public accounting firm for the registrant.

(a) Audit Fees.

For the fiscal years ended June 30, 2009 and June 30, 2008, the aggregate fees billed for professional services rendered by PwC for the audit of the registrant’s annual financial statements or for services that are normally provided by PwC in connection with statutory and regulatory filings or engagements were $244,228 and $244,228, respectively.

(b) Audit-Related Fees.

For the fiscal years ended June 30, 2009 and June 30, 2008, the aggregate fees billed for assurance and related services rendered by PwC that are reasonably related to the performance of the audit or review of the registrant’s financial statements and that are not reported under Audit Fees above were $15,000 and $15,000, respectively. Services for which fees in the Audit-Related Fees category are billed include PwC’s reasonable out-of-pocket expenses and ticket charges for booking travel related to conducting the audit.

For the twelve month periods ended June 30, 2009 and June 30, 2008, aggregate Audit-Related Fees billed by PwC that were required to be approved by the registrant’s Audit Committee for audit-related services rendered to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (the “Affiliated Service Providers”) that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(c) Tax Fees.

For the fiscal years ended June 30, 2009 and June 30, 2008, the aggregate fees billed for tax compliance, tax advice and tax planning by PwC were $56,079 and $56,079, respectively. Services for which fees in the Tax Fees category are billed include PwC’s review of the registrant’s U.S. federal income tax returns and the required state corporate income tax returns, as well as PwC’s review of excise tax distribution calculations.

For the twelve month periods ended June 30, 2009 and June 30, 2008, the aggregate Tax Fees billed by PwC that were required to be approved by the registrant’s Audit Committee for tax compliance, tax advice and tax planning services rendered on behalf of Affiliated Service Providers that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(d) All Other Fees.

For the fiscal years ended June 30, 2009 and June 30, 2008, the aggregate fees billed by PwC to the registrant for all services other than services reported under Audit Fees, Audit-Related Fees, and Tax Fees were $1,798 and $2,269, respectively. Services for which fees in this category were billed include serving as a required tax consultant in India for SA Emerging Markets Value Fund.

For the twelve month periods ended June 30, 2009 and June 30, 2008, the aggregate fees in this category billed by PwC that were required to be approved by the registrant’s Audit Committee for services rendered on behalf of Affiliated Service Providers that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee has the sole authority to pre-approve all audit and non-audit services to be provided by PwC to the registrant, subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)B of the Securities Exchange Act of 1934, as amended (“Exchange Act”). Pre-approval of audit and non-audit services is not required if the engagement to render the services is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. The Audit Committee has not established such policies and procedures.

(e)(2) Percentage of Services.

None of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal years ended June 30, 2009 and June 30, 2008, aggregate non-audit fees billed by PwC for services rendered to the registrant were $72,877 and $73,348, respectively.

For the twelve month periods ended June 30, 2009 and June 30, 2008, aggregate non-audit fees billed by PwC for services rendered to the Affiliated Service Providers were $0 and $0, respectively.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2009
(Unaudited)

		Shares	Value
COMMON STOCKS — (81.8%)
Consumer Discretionary — (17.0%)
* #	ABILIT Corp.	514,400	$672,149
#	Accordia Golf Co., Ltd.	1,227	993,098
	Aeon Fantasy Co., Ltd.	60,432	555,187
	Aichi Machine Industry Co., Ltd.	285,000	903,003
	Aigan Co., Ltd.	61,600	351,322
	Aisan Industry Co., Ltd.	133,600	1,084,583
#	Akebono Brake Industry Co., Ltd.	301,900	1,380,727
	Alpen Co., Ltd.	700	12,692
	Alpha Corp.	31,700	172,708
	Alpine Electronics, Inc.	217,800	2,253,062
#	Amiyaki Tei Co., Ltd.	239	332,669
	Amuse, Inc.	29,999	302,550
*	Anrakutei Co., Ltd.	50,000	212,450
	AOI Advertising Promotion, Inc.	39,000	214,006
	AOKI Holdings, Inc.	139,900	1,522,877
	Aoyama Trading Co., Ltd.	95,000	1,639,641
#	ASATSU-DK, Inc.	53,600	1,212,691
*	ASKUL Corp.	1,600	25,918
	Asti Corp.	50,000	137,827
* #	Atom Corp.	129,700	404,806
	Atsugi Co., Ltd.	701,000	1,002,745
	Autobacs Seven Co., Ltd.	40,800	1,464,299
#	Avex Group Holdings, Inc.	151,400	1,421,957
#	Best Denki Co., Ltd.	273,000	1,181,709
	Bookoff Corp.	3,000	34,496
	Calsonic Kansei Corp.	506,000	999,848
*	Carchs Holdings Co., Ltd.	710,600	271,866
	Catena Corp.	92,000	252,592
	Chiyoda Co., Ltd.	141,200	2,018,885
#	Chofu Seisakusho Co., Ltd.	113,900	2,322,020
#	Chori Co., Ltd.	658,000	832,194
	Chuo Spring Co., Ltd.	205,000	553,236
* #	Clarion Co., Ltd.	689,000	675,787
	Cleanup Corp.	131,100	679,603
#	Colowide Co., Ltd.	200,450	1,211,975
*	Columbia Music Entertainment, Inc.	56,000	27,747
	Corona Corp.	98,500	1,253,029
	Cross Plus, Inc.	22,000	292,724
#	Cybozu, Inc.	615	122,510
#	Daido Metal Co., Ltd.	144,000	594,243
#	Daidoh, Ltd.	125,600	836,843
	Daikoku Denki Co., Ltd.	49,400	657,944
* #	Daikyo, Inc.	536,000	919,548

1

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value
	Daimaruenawin Co., Ltd.	400	$2,498
	Dainichi Co., Ltd.	57,700	352,147
	Daisyo Corp.	72,300	989,001
*	Daito Woolen Spinning & Weaving Co., Ltd.	13,000	11,318
#	Daiwa Seiko, Inc.	433,000	615,215
#	Daiwabo Co., Ltd.	466,000	1,384,350
	DCM Japan Holdings Co., Ltd.	241,300	1,651,405
	Descente, Ltd.	263,000	1,261,792
#	Doshisha Co., Ltd.	64,900	946,399
	DOUTOR NICHIRES Holdings Co., Ltd.	175,286	2,365,323
	Dynic Corp.	127,000	212,016
#	Eagle Industry Co., Ltd.	139,000	586,947
* #	Econach Co., Ltd.	177,000	109,806
#	Edion Corp.	266,500	1,718,161
	Eikoh, Inc.	41,800	139,659
#	Exedy Corp.	120,500	2,373,041
	F&A Aqua Holdings, Inc.	60,638	666,274
*	F.C.C. Co., Ltd.	11,400	156,505
	Fine Sinter Co., Ltd.	49,000	94,173
	Foster Electric Co., Ltd.	81,900	931,758
#	France Bed Holdings Co., Ltd.	804,000	1,215,018
#	Fuji Co., Ltd.	101,100	1,819,272
	Fuji Corp., Ltd.	113,900	324,956
* #	Fuji Kiko Co., Ltd.	151,000	183,798
#	Fuji Kyuko Co., Ltd.	357,000	1,537,483
	Fuji Oozx, Inc.	6,000	15,814
	Fujibo Holdings, Inc.	46,000	51,872
*	Fujii & Co., Ltd.	44,000	—
	Fujikura Rubber, Ltd.	74,000	278,981
#	Fujita Kanko, Inc.	402,100	1,769,800
	Fujitsu Business Systems, Ltd.	75,500	1,430,542
#	Fujitsu General, Ltd.	339,000	1,069,354
#	Funai Electric Co., Ltd.	13,200	544,647
#	Furukawa Battery Co., Ltd.	87,000	834,215
	G-7 Holdings, Inc.	29,200	117,899
*	Gajoen Kanko Co.	37,000	—
#	Gakken Co., Ltd.	354,000	686,459
	Genki Sushi Co., Ltd.	19,200	238,015
	GEO Co., Ltd.	1,255	1,035,743
#	Goldcrest Co., Ltd.	55,870	1,468,393
* #	Goldwin, Inc.	175,000	450,920
	Gourmet Kineya Co., Ltd.	67,000	458,098
*	Gro-BeLS Co., Ltd.	177,000	56,924
*	GSI Creos Corp.	194,000	252,990
#	Gulliver International Co., Ltd.	790	31,228
	Gunze, Ltd.	624,000	2,779,138
	H2O Retailing Corp.	24,000	136,565
#	Hakuyosha Co., Ltd.	88,000	235,606
	Happinet Corp.	36,100	429,882
	Haruyama Trading Co., Ltd.	49,900	209,956
*	Haseko Corp.	1,139,500	1,176,921
	Heiwa Corp.	29,000	335,887
*	Hiday Hidaka Corp.	1,000	10,987
#	Hikari Tsushin, Inc.	14,500	326,886
	Himaraya Co., Ltd.	38,300	139,920

2

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value
#	HIS Co., Ltd.	108,500	$2,388,024
#	Hitachi Koki Co., Ltd.	70,000	616,929
	Horipro, Inc.	47,000	375,287
	I Metal Technology Co., Ltd.	150,000	298,547
*	Ichibanya Co., Ltd.	2,700	57,423
	Ichikawa Co., Ltd.	63,000	146,786
#	Ichikoh Industries, Ltd.	289,000	518,246
*	Ikyu Corp.	144	58,419
	Imasen Electric Industrial Co., Ltd.	54,400	589,345
	Imperial Hotel, Ltd.	10,250	222,575
* #	Impress Holdings, Inc.	112,400	261,088
*	INTAGE, Inc.	700	10,751
	Ishizuka Glass Co., Ltd.	109,000	231,852
*	Izuhakone Railway Co., Ltd.	300	16,816
*	Izutsuya Co., Ltd.	350,000	228,018
*	Janome Sewing Machine Co., Ltd.	15,000	11,957
#	Japan Vilene Co., Ltd.	206,000	1,060,209
#	Jeans Mate Corp.	38,208	229,592
	Jidosha Buhin Kogyo Co., Ltd.	82,000	150,278
#	Joban Kosan Co., Ltd.	221,000	346,502
#	Joshin Denki Co., Ltd.	196,000	1,432,587
	Juntendo Co., Ltd.	35,000	43,939
*	JVC Kenwood Holdings, Inc.	2,477,300	1,768,436
	Kabuki-Za Co., Ltd.	39,000	1,589,989
#	Kadokawa Holdings, Inc.	91,900	2,130,325
	Kanto Auto Works, Ltd.	192,000	1,856,375
* #	Kappa Create Co., Ltd.	1,150	23,646
	Kasai Kogyo Co., Ltd.	119,000	288,968
	Kato Sangyo Co., Ltd.	121,700	1,959,287
	Kawai Musical Instruments Manufacturing Co., Ltd.	256,000	312,697
* #	Kawashima Selkon Textiles Co., Ltd.	335,000	333,024
	Kayaba Industry Co., Ltd.	726,000	1,628,617
	Keihin Corp.	35,300	463,795
#	Keiyo Co., Ltd.	195,000	982,482
	Kentucky Fried Chicken Japan, Ltd.	78,000	1,394,115
* #	Kinki Nippon Tourist Co., Ltd.	46,000	50,474
#	Kinugawa Rubber Industrial Co., Ltd.	198,000	306,870
	Kisoji Co., Ltd.	87,000	1,732,165
#	Koekisha Co., Ltd.	13,600	244,140
	Kohnan Shoji Co., Ltd.	91,600	904,523
#	Kojima Co., Ltd.	126,600	628,704
	Komatsu Seiren Co., Ltd.	145,000	550,453
	Komeri Co., Ltd.	55,600	1,228,216
	Konaka Co., Ltd.	104,960	279,237
*	Kosugi Sangyo Co., Ltd.	416,000	—
	Ku Holdings Co., Ltd.	68,200	261,543
	Kura Corp.	283	540,724
	Kurabo Industries, Ltd.	856,000	1,771,356
	Kuraudia Co., Ltd.	4,800	61,232
	Kuroganeya Co., Ltd.	14,000	48,202
#	K's Holdings Corp.	130,772	3,385,420
#	Kyoritsu Maintenance Co., Ltd.	49,660	829,509
	Kyoto Kimono Yuzen Co., Ltd.	55,700	462,200
	Kyowa Leather Cloth Co., Ltd.	73,500	303,474

3

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value
* #	Laox Co., Ltd.	1,380,000	$4,213,020
#	Look, Inc.	757,000	931,924
	Maezawa Kyuso Industries Co., Ltd.	50,400	771,429
*	Magara Construction Co., Ltd.	135,000	1,401
*	Mamiya-Op Co., Ltd.	285,000	267,991
	Marche Corp.	23,000	177,168
#	Mars Engineering Corp.	64,100	1,841,470
#	Maruei Department Store Co., Ltd.	142,000	261,015
*	Maruishi Holdings Co., Ltd.	214,000	—
*	Maruzen Co., Ltd. (6569583)	85,000	87,894
	Maruzen Co., Ltd. (6573498)	46,000	218,651
#	Matsuya Co., Ltd.	162,500	1,952,570
	Matsuya Foods Co., Ltd.	64,900	885,688
	Meiwa Industry Co., Ltd.	38,000	64,762
	Mikuni Corp.	114,000	151,310
* #	Misawa Homes Co., Ltd,	77,000	357,354
#	Misawa Resort Co., Ltd.	190,000	303,825
*	Mitsuba Corp.	152,690	531,376
	Mitsui Home Co., Ltd.	206,000	1,208,912
	Miyuki Keori Co., Ltd.	106,000	340,450
#	Mizuno Corp.	450,000	2,009,025
#	MOS Food Services, Inc.	110,000	1,804,416
	MR Max Corp.	123,800	642,785
*	Musashi Seimitsu Industry Co., Ltd.	3,200	49,562
	Mutow Co., Ltd.	77,300	335,110
* #	Naigai Co., Ltd.	2,754,000	1,651,444
#	Nexyz Corp.	3,700	139,512
	NHK Spring Co., Ltd.	273,000	1,829,653
	Nice Holdings, Inc.	399,000	682,187
*	Nichimo Corp.	667,000	6,924
	Nidec Copal Corp.	154,600	1,538,738
	Nidec Tosok Corp.	61,000	448,499
	Nihon Tokushu Toryo Co., Ltd.	56,000	196,741
	Nikko Travel Co., Ltd.	12,200	25,270
	Nippon Felt Co., Ltd.	67,200	292,481
* #	Nippon Piston Ring Co., Ltd.	293,000	360,369
	Nippon Seiki Co., Ltd.	148,400	1,538,877
#	Nishimatsuya Chain Co., Ltd.	222,800	1,962,968
	Nissan Shatai Co., Ltd.	446,023	3,664,886
	Nissen Holdings Co., Ltd.	207,400	840,879
	Nissin Kogyo Co., Ltd.	63,300	807,608
	Nittan Valve Co., Ltd.	82,800	299,402
*	Nitto Kako Co., Ltd.	98,000	69,245
	Noritsu Koki Co., Ltd.	99,200	951,983
*	Omikenshi Co., Ltd.	176,000	111,170
#	Onward Holdings Co., Ltd.	3,000	19,278
#	Pacific Golf Group International Holdings KK	227	140,857
	Pacific Industrial Co., Ltd.	183,000	583,771
	PanaHome Corp.	450,200	2,747,186
	Parco Co., Ltd.	270,800	2,106,026
#	PARIS MIKI HOLDINGS, Inc.	173,100	1,688,837
* #	PIA Corp.	28,800	351,351
	Piolax, Inc.	44,500	669,076
* #	Pioneer Electronic Corp.	4,100	12,154
	Press Kogyo Co., Ltd.	375,000	666,672

4

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value
	Resorttrust, Inc.	169,908	$1,795,431
* #	Rhythm Watch Co., Ltd.	443,000	532,571
	Right On Co., Ltd.	95,425	872,397
#	Riken Corp.	359,000	1,138,231
#	Ringer Hut Co., Ltd.	74,800	973,682
*	Riso Kyoiku Co., Ltd.	220	8,955
	Roland Corp.	88,300	1,087,603
#	Royal Co., Ltd.	138,200	1,458,530
	Ryohin Keikaku Co., Ltd.	2,000	84,275
	Sagami Chain Co., Ltd.	77,000	721,153
* #	Sagami Co., Ltd.	374,000	594,060
	Sagami Rubber Industries Co., Ltd.	15,000	39,337
#	Saint Marc Holdings Co., Ltd.	37,300	1,158,224
#	Saizeriya Co., Ltd.	172,200	2,519,680
* #	Sakai Ovex Co., Ltd.	205,000	212,605
*	Sanden Corp.	487,000	1,218,069
	Sanoh Industrial Co., Ltd.	114,900	563,559
#	Sanrio Co., Ltd.	258,000	2,237,566
	Sanyo Housing Nagoya Co., Ltd.	354	361,964
#	Sanyo Shokai, Ltd.	462,000	1,579,997
#	Seiko Holdings Corp.	391,407	1,095,331
	Seiren Co., Ltd.	215,100	1,080,291
#	Senshukai Co., Ltd.	159,600	1,097,754
* #	Seven Seas Holdings Co., Ltd.	891,000	466,741
#	Shikibo, Ltd.	497,000	753,171
	Shimachu Co., Ltd.	43,800	920,706
	SHINYEI KAISHA	96,000	152,089
#	Shiroki Co., Ltd.	302,000	579,730
#	Shobunsha Publications, Inc.	358,300	2,403,056
#	Shochiku Co., Ltd.	416,400	3,374,833
	Showa Corp.	247,300	1,084,213
* #	Silver Seiko, Ltd.	742,000	76,579
	SNT Corp.	93,800	279,277
*	Sofmap Co., Ltd.	43,100	82,953
	Soft99 Corp.	71,500	331,548
	Sotoh Co., Ltd.	49,700	523,592
	SPK Corp.	16,800	205,655
#	Suminoe Textile Co., Ltd.	260,000	365,217
	Sumitomo Forestry Co., Ltd.	170,066	1,439,640
* #	Suzutan Co., Ltd.	26,200	53,952
*	SxL Corp.	493,000	330,277
	Tachikawa Corp.	50,800	248,272
	Tachi-S Co., Ltd.	119,440	961,418
	Takamatsu Construction Group	118,700	1,779,074
#	Taka-Q Co., Ltd.	73,500	116,305
	Takata Corp.	9,000	142,311
*	TAKE AND GIVE. NEEDS Co., Ltd.	1,380	150,411
*	Tamron Co., Ltd.	2,600	35,614
#	Tasaki Shinju Co., Ltd.	892,000	1,237,758
	Taya Co., Ltd.	5,000	37,300
	TBK Co., Ltd.	74,000	131,997
*	TDF Corp.	27,000	30,472
	Teikoku Piston Ring Co., Ltd.	108,100	510,789
	Teikoku Sen-I Co., Ltd.	78,000	368,811
	Telepark Corp.	153	203,853

5

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value
* #	Ten Allied Co., Ltd.	50,000	$159,105
* #	The Daiei, Inc.	223,900	1,000,638
#	The Japan Wool Textile Co., Ltd.	308,000	2,125,241
	Tigers Polymer Corp.	59,000	247,766
	Toabo Corp.	350,000	272,083
	Toei Co., Ltd.	427,000	2,122,875
* #	Tohoku Misawa Homes Co., Ltd.	37,500	95,745
*	Tokai Kanko Co., Ltd.	505,999	210,287
	Tokai Rika Co., Ltd.	85,400	1,358,566
	Tokai Rubber Industries, Ltd.	106,300	1,114,499
*	Tokai Senko K.K.	462,000	433,508
*	Token Corp.	480	15,498
	Tokyo Dome Corp.	638,200	2,152,530
	Tokyo Kaikan Co., Ltd.	12,000	43,157
	Tokyo Soir Co., Ltd.	49,000	118,062
	Tokyo Style Co., Ltd.	336,700	2,679,991
#	Tokyotokeiba Co., Ltd.	880,000	1,479,115
	Tokyu Recreation Co., Ltd.	77,000	430,213
#	Tomy Co., Ltd.	313,193	2,117,378
* #	Tonichi Carlife Group, Inc.	318,000	442,728
	Topre Corp.	180,100	1,474,583
*	Totenko Co., Ltd.	57,000	110,027
#	Touei Housing Corp.	128,540	796,127
#	Toyo Radiator Co., Ltd.	253,000	562,150
*	Toyo Tire & Rubber Co., Ltd.	711,000	1,701,370
#	Toyobo Co., Ltd.	1,026,000	1,665,595
*	TS Tech Co., Ltd.	15,100	220,132
#	Tsukamoto Co., Ltd.	67,000	67,934
	Tsutsumi Jewelry Co., Ltd.	65,400	1,213,958
* #	Unitika, Ltd.	1,629,000	1,466,462
#	U-Shin, Ltd.	94,500	477,854
	Watabe Wedding Corp.	29,500	478,618
#	Watami Food Service Co., Ltd.	119,600	2,335,805
*	Wondertable, Ltd.	97,000	97,223
#	Xebio Co., Ltd.	52,800	1,145,951
	Yamato International, Inc.	43,000	180,546
	Yellow Hat, Ltd.	73,700	343,984
	Yokohama Reito Co., Ltd.	175,000	1,084,548
#	Yomiuri Land Co., Ltd.	258,000	778,901
	Yonex Co., Ltd.	40,000	277,862
#	Yorozu Corp.	73,500	811,852
	Yoshimoto Kogyo Co., Ltd.	116,800	1,162,781
#	Yoshinoya Holdings Co., Ltd.	2,168	2,487,654
#	Zenrin Co., Ltd.	127,400	1,885,383
#	Zensho Co., Ltd.	362,900	2,038,598
Total Consumer Discretionary			240,956,005

Consumer Staples — (8.0%)
#	Aderans Holdings Co., Ltd.	142,450	1,676,395
* #	Aeon Hokkaido Corp.	428,200	1,359,190
	Ahjikan Co., Ltd.	10,500	87,002
#	Ariake Japan Co., Ltd.	113,700	1,760,896
	Cawachi, Ltd.	81,200	1,547,494
	CFS Corp.	122,000	740,866
#	Chubu Shiryo Co., Ltd.	89,000	645,805

6

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value
	Chuo Gyorui Co., Ltd.	93,000	$170,884
#	Coca-Cola Central Japan Co., Ltd.	128,200	1,768,752
#	cocokara fine HOLDINGS, Inc.	36,060	553,388
	CVS Bay Area, Inc.	55,000	85,031
#	DyDo Drinco, Inc.	55,700	1,519,590
	Echo Trading Co., Ltd.	11,000	105,164
	Ensuiko Sugar Refining Co., Ltd.	103,000	192,045
#	Fancl Corp.	201,800	2,460,090
* #	First Baking Co., Ltd.	183,000	231,468
	Fuji Oil Co., Ltd.	155,000	1,806,701
	Fujicco Co., Ltd.	118,600	1,354,736
* #	Fujiya Co., Ltd.	549,000	807,764
	Hagoromo Foods Corp.	40,000	420,750
	Harashin Narus Holdings Co., Ltd.	61,500	612,656
* #	Hayashikane Sangyo Co., Ltd.	336,000	327,157
#	Heiwado Co., Ltd.	186,600	2,266,326
#	Hohsui Corp.	120,000	183,011
#	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	457,076
#	Hokuto Corp.	105,700	2,178,147
	Inageya Co., Ltd.	175,000	1,664,863
	ITO EN, LTD.	2,400	34,131
	Itochu-Shokuhin Co., Ltd.	40,700	1,470,280
	Itoham Foods, Inc.	693,800	2,607,669
	Izumiya Co., Ltd.	292,000	1,701,853
	J-Oil Mills, Inc.	533,000	1,974,830
#	Kameda Seika Co., Ltd.	70,000	1,027,644
	Kasumi Co., Ltd.	211,000	929,750
#	Key Coffee, Inc.	76,600	1,255,930
	Kirindo Co., Ltd.	32,800	170,855
#	Kyodo Shiryo Co., Ltd.	353,000	460,735
	Kyokuyo Co., Ltd.	370,000	770,572
#	Life Corp.	183,900	3,124,050
	Mandom Corp.	82,200	1,860,641
	Marudai Food Co., Ltd.	443,000	1,288,747
#	Maruha Nichiro Holdings, Inc.	1,651,069	2,475,956
*	Maruya Co., Ltd.	14,000	14,654
	Matsumotokiyoshi Holdings Co., Ltd.	14,600	300,511
*	Maxvalu Tohok Co., Ltd.	18,200	117,085
	Maxvalu Tokai Co., Ltd.	59,400	723,415
#	Meito Sangyo Co., Ltd.	77,800	1,111,936
	Mercian Corp.	413,000	804,056
#	Mikuni Coca-Cola Bottling Co., Ltd.	184,000	1,491,055
#	Milbon Co., Ltd.	42,840	965,218
	Ministop Co., Ltd.	84,900	1,366,539
	Mitsui Sugar Co., Ltd.	465,850	1,576,370
	Miyoshi Oil & Fat Co., Ltd.	261,000	404,944
#	Morinaga & Co., Ltd.	909,000	1,874,460
#	Morinaga Milk Industry Co., Ltd.	852,000	3,268,843
	Morishita Jinton Co., Ltd.	47,800	118,077
	Morozoff, Ltd.	108,000	347,013
#	Nagatanien Co., Ltd.	118,000	1,067,964
#	Nakamuraya Co., Ltd.	203,000	964,699
#	Nichimo Co., Ltd.	112,000	202,942
#	Nihon Chouzai Co., Ltd.	22,380	383,124
	Niitaka Co., Ltd.	7,260	62,671

7

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value
	Nippon Beet Sugar Manufacturing Co., Ltd.	513,000	$1,249,033
#	Nippon Flour Mills Co., Ltd.	604,000	2,903,322
*	Nippon Formula Feed Manufacturing Co., Ltd.	267,000	329,149
#	Nippon Suisan Kaisha, Ltd.	514,500	1,349,360
	Nissin Sugar Manufacturing Co., Ltd.	149,000	339,845
	Nitto Flour Milling Co., Ltd.	64,000	199,043
	Oenon Holdings, Inc.	247,000	561,857
	Oie Sangyo Co., Ltd.	20,900	177,599
	Okuwa Co., Ltd.	135,000	1,587,088
	Olympic Corp.	65,000	431,522
	Oriental Yeast Co., Ltd.	101,000	516,310
	Pietro Co., Ltd.	10,300	84,562
#	Pigeon Corp.	67,800	2,160,821
*	Poplar Co., Ltd.	25,760	178,578
	Prima Meat Packers, Ltd.	705,000	854,096
	Riken Vitamin Co., Ltd.	79,300	2,290,148
	Rock Field Co., Ltd.	47,800	592,605
#	Ryoshoku, Ltd.	131,300	3,003,530
	S Foods, Inc.	104,000	837,415
#	Sakata Seed Corp.	171,000	2,339,988
#	Shikoku Coca-Cola Bottling Co., Ltd.	79,800	795,323
	Shoei Foods Corp.	44,000	196,019
#	Showa Sangyo Co., Ltd.	581,000	1,694,488
	Snow Brand Milk Products Co., Ltd.	900,000	2,770,287
#	Sogo Medical Co., Ltd.	23,000	496,575
	Sonton Food Industry Co., Ltd.	43,000	291,571
	Starzen Corp.	279,000	616,221
#	The Maruetsu, Inc.	417,000	2,158,448
	The Nisshin Oillio Group, Ltd.	548,000	2,843,538
	Three F Co., Ltd.	17,700	125,746
	Tobu Store Co., Ltd.	215,000	675,838
	Toho Co., Ltd.	158,000	567,251
	Tohto Suisan Co., Ltd.	120,000	213,324
	Torigoe Co., Ltd.	84,500	640,463
	Toyo Sugar Refining Co., Ltd.	157,000	208,495
	Tsukiji Uoichiba Co., Ltd.	57,000	90,107
	Tsuruha Holdings, Inc.	45,200	1,357,024
#	Unicafe, Inc.	14,260	149,488
#	Unicharm Petcare Corp.	73,900	2,205,635
	Unimat Offisco Corp.	85,100	786,677
	Valor Co., Ltd.	173,600	1,355,289
	Warabeya Nichiyo Co., Ltd.	51,360	615,394
	Yaizu Suisankagaku Industry Co., Ltd.	41,000	425,881
#	Yaoko Co., Ltd.	54,400	1,632,506
#	Yomeishu Seizo Co., Ltd.	100,000	943,924
	Yonekyu Corp.	98,000	1,020,902
	Yuasa Funashoku Co., Ltd.	112,000	265,695
#	Yukiguni Maitake Co., Ltd.	104,256	408,976
	Yutaka Foods Corp.	6,000	78,313
Total Consumer Staples			112,917,735

Energy — (1.2%)
#	AOC Holdings, Inc.	139,600	1,303,112
#	BP Castrol K.K.	69,800	234,437
* #	Fuji Kosan Co., Ltd.	264,000	267,697

8

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value
	Itochu Enex Co., Ltd.	321,400	$1,986,893
	Japan Oil Transportation Co., Ltd.	79,000	158,777
#	Kanto Natural Gas Development Co., Ltd.	175,000	1,034,477
#	Kyoei Tanker Co., Ltd.	115,000	367,208
#	Mitsuuroko Co., Ltd.	206,500	1,146,823
#	Modec, Inc.	102,400	1,798,215
#	Nippon Gas Co., Ltd.	148,900	2,194,286
	Nippon Seiro Co., Ltd.	64,000	112,272
#	Sala Corp.	129,500	710,537
	San-Ai Oil Co., Ltd.	259,000	1,211,857
#	Shinko Plantech Co., Ltd.	154,800	1,227,514
	Sinanen Co., Ltd.	259,000	1,309,519
	Toa Oil Co., Ltd.	360,000	492,139
#	Toyo Kanetsu K.K.	466,000	960,483
Total Energy			16,516,246

Financials — (8.2%)
	Airport Facilities Co., Ltd.	157,470	826,181
#	Arealink Co., Ltd.	3,000	198,770
*	Azel Corp.	1,237,000	—
	Bank of the Ryukyus, Ltd.	121,780	1,446,353
* #	Cedyna Financial Corp.	502,350	1,143,746
#	Century Tokyo Leasing Corp.	308,990	3,505,584
	Daiko Clearing Services Corp.	49,700	302,427
*	Fukushima Bank, Ltd.	836,000	606,607
	Fuyo General Lease Co., Ltd.	97,900	2,172,264
	Heiwa Real Estate Co., Ltd.	171,000	559,104
	Higashi-Nippon Bank, Ltd.	626,000	1,412,018
	IBJ Leasing Co., Ltd.	113,300	1,566,659
	Ichiyoshi Securities Co., Ltd.	160,600	1,327,075
*	Kachikaihatsu Co., Ltd.	186,000	78,680
* #	Kenedix, Inc.	442	236,084
	Kirayaka Bank, Ltd.	98,000	89,416
	Kiyo Holdings, Inc.	2,135,900	2,725,949
#	Kobayashi Yoko Co., Ltd.	268,200	1,016,428
#	Kosei Securities Co., Ltd.	295,000	378,933
*	L Kakuei Corp.	100,000	—
#	Marusan Securities Co., Ltd.	256,000	1,660,112
#	Mito Securities Co., Ltd.	271,000	844,410
* #	Mizuho Investors Securities Co., Ltd.	740,000	942,996
#	Monex Group, Inc.	2,123	942,377
	Musashino Bank, Ltd.	62,900	2,113,298
*	New Real Property K.K.	43,900	—
*	Nichiboshin, Ltd.	1,190	—
* #	NIS Group Co., Ltd.	1,357,525	659,505
#	Nisshin Fudosan Co., Ltd.	169,100	747,154
	Okasan Securities Group, Inc.	547,000	2,747,461
#	Ricoh Leasing Co., Ltd.	91,100	1,791,419
#	RISA Partners, Inc.	479	451,534
#	Sankei Building Co., Ltd.	182,100	1,034,292
*	Sapporo Hokuyo Holdings, Inc.	156,500	448,889
#	Shikoku Bank, Ltd.	742,000	2,829,365
#	Shimizu Bank, Ltd.	32,100	1,300,716
	Sumitomo Real Estate Sales Co., Ltd.	33,200	1,605,774
	Takagi Securities Co., Ltd.	208,000	454,773

9

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value
	The Aichi Bank, Ltd.	34,100	$2,887,651
	The Akita Bank, Ltd.	666,400	2,536,557
#	The Aomori Bank, Ltd.	611,000	2,378,451
* #	The Bank of Ikeda, Ltd.	70,300	2,793,204
#	The Bank of Iwate, Ltd.	57,400	3,290,156
	The Bank of Nagoya, Ltd.	171,297	773,730
	The Bank of Okinawa, Ltd.	74,500	2,670,143
	The Bank of Saga, Ltd.	584,000	1,991,451
* #	The Chiba Kogyo Bank, Ltd.	169,600	1,675,697
	The Chukyo Bank, Ltd.	732,000	2,343,302
#	The Daisan Bank, Ltd.	621,000	1,708,286
	The Daito Bank, Ltd.	498,000	453,988
	The Ehime Bank, Ltd.	593,000	1,636,809
	The Eighteenth Bank, Ltd.	614,000	1,889,414
*	The Fuji Fire & Marine Insurance Co., Ltd.	526,000	669,281
#	The Fukui Bank, Ltd.	841,000	2,777,881
	The Hokkoku Bank, Ltd.	634,000	2,336,152
#	The Hokuetsu Bank, Ltd.	875,000	1,744,437
	The Kagawa Bank, Ltd.	269,350	1,122,738
*	The Kanto Tsukuba Bank, Ltd.	188,800	610,737
	The Kita-Nippon Bank, Ltd.	29,706	788,007
	The Michinoku Bank, Ltd.	524,000	1,129,296
*	The Minato Bank, Ltd.	1,324,000	1,797,017
	The Miyazaki Bank, Ltd.	494,000	1,961,579
	The Nagano Bank, Ltd.	314,000	781,495
	The Oita Bank, Ltd.	491,900	2,532,673
	TOC Co., Ltd.	422,050	1,837,807
	Tochigi Bank, Ltd.	386,000	1,985,659
	Toho Bank, Ltd.	759,200	3,241,602
#	Toho Real Estate Co., Ltd.	184,600	926,286
	Tohoku Bank, Ltd.	390,000	634,580
	Tokai Tokyo Financial Holdings, Inc.	898,000	3,259,237
#	Tokushima Bank, Ltd.	267,200	1,323,287
	Tokyo Rakutenchi Co., Ltd.	222,000	914,296
#	Tokyo Tatemono Co., Ltd.	359,000	1,999,223
#	Tokyo Theatres Co., Inc.	299,000	597,952
#	Tokyo Tomin Bank, Ltd.	110,100	2,110,602
#	Tokyu Livable, Inc.	102,300	971,507
	Tomato Bank, Ltd.	397,000	943,357
#	Tottori Bank, Ltd.	328,000	900,090
* #	Towa Bank, Ltd.	876,000	582,037
*	Toyo Securities Co., Ltd.	307,000	861,759
	Yachiyo Bank, Ltd.	1,400	44,433
#	Yamagata Bank, Ltd.	584,500	2,967,260
	Yamanashi Chuo Bank, Ltd.	231,000	1,271,396
#	Yuraku Real Estate Co., Ltd.	482,000	1,267,544
Total Financials			116,086,399

Health Care — (3.1%)
	Aloka Co., Ltd.	89,000	963,124
	As One Corp.	69,568	1,248,853
	ASKA Pharmaceutical Co., Ltd.	101,000	856,683
#	Create Medic Co., Ltd.	28,000	260,765
	Eiken Chemical Co., Ltd.	78,900	673,442
	FALCO biosystems, Ltd.	34,300	272,416

10

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value
#	Fuso Pharmaceutical Industries, Ltd.	322,000	$1,066,925
#	Green Hospital Supply, Inc.	940	550,875
	Hitachi Medical Corp.	118,000	1,316,667
	Hogy Medical Co., Ltd.	50,300	2,556,792
	Iwaki & Co., Ltd.	55,000	114,097
* #	J Bridge Corp.	1,727,700	626,280
	Japan Medical Dynamic Marketing, Inc.	44,900	93,843
#	Jeol, Ltd.	268,000	1,061,062
	JMS Co., Ltd.	126,000	479,960
	Kaken Pharmaceutical Co., Ltd.	348,000	3,102,209
	Kawamoto Corp.	4,000	18,837
	Kawanishi Holdings, Ltd.	7,400	57,047
	Kawasumi Laboratories, Inc.	45,000	294,200
	Kyorin Co., Ltd.	177,000	2,682,900
#	Nichii Gakkan Co.	242,400	2,409,682
	Nihon Kohden Corp.	151,200	1,986,657
#	Nikkiso Co., Ltd.	237,000	1,622,410
#	Nippon Chemiphar Co., Ltd.	131,000	414,064
	Nippon Shinyaku Co., Ltd.	237,000	2,713,066
#	Nipro Corp.	180,100	3,685,951
	Nissui Pharmaceutical Co., Ltd.	66,100	560,143
#	Paramount Bed Co., Ltd.	98,800	1,439,748
	Rion Co., Ltd.	5,000	25,593
*	Sawai Pharmaceutical Co., Ltd.	100	5,437
#	Seikagaku Corp.	198,500	2,180,254
*	So-net M3, Inc.	5	15,774
#	SSP Co., Ltd.	370,000	1,903,189
	Torii Pharmaceutical Co., Ltd.	87,800	1,418,616
#	Towa Pharmaceutical Co., Ltd.	55,400	2,776,035
*	Vital Ksk Holdings, Inc.	142,400	759,782
#	Wakamoto Pharmaceutical Co., Ltd.	100,000	364,598
#	Zeria Pharmaceutical Co., Ltd.	149,000	1,597,185
Total Health Care			44,175,161

Industrials — (23.2%)
*	A&A Material Corp.	235,000	251,049
#	Advan Co., Ltd.	99,400	545,224
* #	Advanex, Inc.	121,000	113,146
	Aeon Delight Co., Ltd.	105,300	1,705,342
	Aica Kogyo Co., Ltd.	236,500	2,314,811
	Aichi Corp.	187,800	874,570
	Aida Engineering, Ltd.	265,700	867,753
	Airtech Japan, Ltd.	26,700	136,486
	Alps Logistics Co., Ltd.	52,500	433,152
	Altech Co., Ltd.	23,000	45,703
	Altech Corp.	37,150	224,135
	Amano Corp.	269,000	2,631,731
	Ando Corp.	257,000	403,988
	Anest Iwata Corp.	149,000	427,727
*	AOMI Construction Co., Ltd.	211,000	2,190
*	ARuCoUnion Corp.	14,600	3,173
	Asahi Diamond Industrial Co., Ltd.	245,000	1,395,498
* #	Asahi Holdings, Inc.	120,450	2,163,061
	Asahi Kogyosha Co., Ltd.	99,000	376,231
*	Asanuma Corp.	1,424,000	1,502,584

11

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value
	Asia Air Survey Co., Ltd.	32,000	$79,722
	Asunaro Aoki Construction Co., Ltd.	166,500	804,404
	Ataka Construction & Engineering Co., Ltd.	60,000	135,056
	Bando Chemical Industries, Ltd.	340,000	833,698
	Bidec Servo Corp.	78,000	396,548
	Biken Techno Corp.	14,100	60,839
	Bunka Shutter Co., Ltd.	239,000	899,471
	Central Glass Co., Ltd.	601,000	2,390,352
	Central Security Patrols Co., Ltd.	44,700	439,395
#	Chudenko Corp.	158,600	2,626,632
	Chugai Ro Co., Ltd.	327,000	959,681
#	CKD Corp.	229,700	1,170,439
	Commuture Corp.	154,202	991,246
	Cosel Co., Ltd.	130,700	1,381,695
	CTI Engineering Co., Ltd.	44,000	248,372
	Dai-Dan Co., Ltd.	156,000	770,286
	Daido Kogyo Co., Ltd.	145,000	248,820
	Daifuku Co., Ltd.	192,500	1,370,940
	Daihen Corp.	459,000	1,601,724
	Daiho Corp.	1,355,000	1,625,047
#	Daiichi Chuo Kisen Kaisha	259,000	741,614
#	Daiichi Jitsugyo Co., Ltd.	194,000	684,472
	Daimei Telecom Engineering Corp.	140,000	1,342,715
#	Daiseki Co., Ltd.	147,263	3,237,981
*	Daisue Construction Co., Ltd.	271,500	163,273
#	Daiwa Industries, Ltd.	169,000	779,726
	Daiwa Odakyu Construction Co., Ltd.	63,500	142,344
	Danto Holdings Corp.	531,000	796,905
	Denyo Co., Ltd.	90,600	711,485
	Dijet Industrial Co., Ltd.	81,000	136,135
	DMW Corp.	4,800	87,318
*	Dream Incubator, Inc.	168	149,269
*	Duskin Co., Ltd.	7,300	123,892
* #	Ebara Corp.	825,000	2,843,076
* #	Enshu, Ltd.	215,000	189,072
	Freesia Macross Corp.	1,355,000	322,647
	Fuji Electric Holdings Co., Ltd.	1,133,000	1,870,840
*	Fujisash Co., Ltd.	49,300	29,599
	Fujitec Co., Ltd.	304,000	1,439,794
#	Fukuda Corp.	700,000	1,237,332
	Fukusima Industries Corp.	29,700	211,684
	Fukuyama Transporting Co., Ltd.	425,400	1,895,725
#	Funai Consulting, Co., Ltd.	99,300	499,453
	Furukawa Co., Ltd.	1,390,000	1,764,629
	Furusato Industries, Ltd.	50,600	372,611
	Futaba Corp.	159,500	2,927,915
	Gecoss Corp.	113,600	527,154
	Hamai Co., Ltd.	97,000	98,391
	Hanwa Co., Ltd.	726,000	2,717,359
	Hazama Corp.	285,800	355,474
	Hibiya Engineering, Ltd.	130,000	1,158,369
	Hitachi Cable, Ltd.	390,000	1,248,025
	Hitachi Metals Techno, Ltd.	57,500	224,517
#	Hitachi Plant Technologies, Ltd.	498,570	2,487,192
	Hitachi Tool Engineering, Ltd.	94,000	857,117

12

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value
*	Hitachi Zosen Corp.	1,506,500	$2,029,529
	Hokuetsu Industries Co., Ltd.	96,000	167,073
	Hokuriku Electrical Construction Co., Ltd.	56,000	181,652
	Hosokawa Micron Corp.	144,000	631,301
*	Howa Machinery, Ltd.	379,000	271,213
	Ichiken Co., Ltd.	105,000	139,266
	Ichinen Holdings Co., Ltd.	71,100	332,273
#	Idec Corp.	131,900	961,303
	Iino Kaiun Kaisha, Ltd.	337,400	2,010,380
	Inaba Denki Sangyo Co., Ltd.	86,000	2,001,104
	Inaba Seisakusho Co., Ltd.	60,800	613,888
	Inabata and Co., Ltd.	219,900	895,529
	Inoue Kogyo Co., Ltd.	425,000	—
#	Inui Steamship Co., Ltd.	80,800	591,996
* #	Iseki & Co., Ltd.	759,000	3,075,011
#	Ishii Iron Works Co., Ltd.	110,000	216,119
* #	Ishikawa Seisakusho, Ltd.	154,000	116,413
*	Ishikawajima Construction Materials Co., Ltd.	216,000	220,596
	Ishikawajima Transport Machinery Co., Ltd.	73,000	289,142
	Itoki Corp.	174,200	492,818
#	IWATANI CORP.	847,000	2,370,770
#	Jalux, Inc.	43,300	598,688
#	Jamco Corp.	82,000	456,663
	Japan Airport Terminal Co., Ltd.	14,000	169,947
* #	Japan Bridge Corp.	44,350	109,471
	Japan Foundation Engineering Co., Ltd.	95,600	243,798
	Japan Kenzai Co., Ltd.	93,440	448,505
#	Japan Pulp & Paper Co., Ltd.	501,000	1,537,572
	Japan Steel Tower Co., Ltd.	44,000	203,473
	Japan Transcity Corp.	231,000	618,610
	JFE Shoji Holdings, Inc.	190,000	700,319
	K.R.S. Corp.	38,200	359,207
*	Kamagai Gumi Co., Ltd.	583,800	592,406
	Kamei Corp.	118,000	610,124
	Kanaden Corp.	118,000	595,223
#	Kanagawa Chuo Kotsu Co., Ltd.	192,000	1,033,025
	Kanamoto Co., Ltd.	114,000	596,132
*	Kanematsu Corp.	1,442,625	1,507,331
* #	Kanematsu-NNK Corp.	125,000	214,339
#	Katakura Industries Co., Ltd.	115,900	1,044,457
	Kato Works Co., Ltd.	197,000	490,659
* #	Kawada Technologies, Inc.	110,800	1,553,857
	Kawagishi Bridge Works Co., Ltd.	38,000	105,828
	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	287,457
#	Kimura Chemical Plants Co., Ltd.	59,400	538,849
	Kinki Sharyo Co., Ltd.	207,000	1,383,599
	Kintetsu World Express, Inc.	101,800	2,434,146
#	Kitagawa Iron Works Co., Ltd.	335,000	440,731
#	Kitano Construction Corp.	252,000	615,992
	Kitazawa Sangyo Co., Ltd.	57,000	113,058
#	Kitz Corp.	409,000	1,393,296
	Koike Sanso Kogyo Co., Ltd.	152,000	459,548
	Koito Industries, Ltd.	102,000	396,413
	Kokuyo Co., Ltd.	107,825	944,114
	Komai Tekko, Inc.	109,000	247,449

13

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value
	Komatsu Wall Industry Co., Ltd.	32,900	$381,946
	Komori Corp.	109,000	1,301,414
	Kondotec, Inc.	40,500	259,251
*	Kosaido Co., Ltd.	388,400	1,206,592
#	Kuroda Electric Co., Ltd.	109,900	1,471,879
	Kyodo Printing Co., Ltd.	303,000	963,936
	Kyoei Sangyo Co., Ltd.	97,000	219,084
#	Kyokuto Boeki Kaisha, Ltd.	82,000	133,164
	Kyokuto Kaihatsu Kogyo Co., Ltd.	146,400	699,675
	Kyosan Electric Manufacturing Co., Ltd.	213,000	890,419
	Kyowa Exeo Corp.	306,000	3,042,713
	Kyudenko Corp.	266,000	1,842,067
* #	Lonseal Corp.	127,000	156,699
	Maeda Corp.	624,000	2,369,160
	Maeda Road Construction Co., Ltd.	291,000	2,981,563
#	Maezawa Industries, Inc.	59,300	120,762
#	Maezawa Kaisei Industries Co., Ltd.	53,300	514,769
	Makino Milling Machine Co., Ltd.	322,000	1,052,672
	Marubeni Construction Material Lease Co., Ltd.	78,000	114,001
	Maruka Machinery Co., Ltd.	28,100	215,865
	Maruwn Corp.	66,000	179,350
#	Maruyama Manufacturing Co., Inc.	150,000	338,352
	Maruzen Showa Unyu Co., Ltd.	327,000	894,953
#	Matsuda Sangyo Co., Ltd.	80,282	1,281,147
#	Matsui Construction Co., Ltd.	98,600	386,945
	Max Co., Ltd.	184,000	2,032,805
#	Meidensha Corp.	764,050	4,406,143
*	Meiji Machine Co., Ltd.	213,000	125,910
#	Meiji Shipping Co., Ltd.	106,100	617,577
	Meisei Industrial Co., Ltd.	29,000	76,045
#	Meitec Corp.	132,000	2,277,396
	Meito Transportation Co., Ltd.	22,000	187,118
* #	Meiwa Trading Co., Ltd.	140,000	262,302
	Mesco, Inc.	30,000	130,794
	Mitani Corp.	52,600	317,229
* #	Mitsubishi Cable Industries, Ltd.	717,000	742,467
	Mitsubishi Kakoki Kaisha, Ltd.	248,000	661,927
#	Mitsubishi Pencil Co., Ltd.	118,300	1,540,783
#	Mitsuboshi Belting, Ltd.	274,000	1,181,089
#	Mitsui Matsushima Co., Ltd.	338,000	481,583
#	Mitsui-Soko Co., Ltd.	475,000	1,874,846
	Mitsumura Printing Co., Ltd.	93,000	327,261
	Miura Co., Ltd.	132,100	2,940,165
	Miura Printing Corp.	19,000	47,242
* #	Miyaji Engineering Group	1,906,175	1,896,790
* #	Miyakoshi Corp.	48,400	410,290
*	Mori Denki Mfg. Co., Ltd.	625,000	155,328
	Mori Seiki Co., Ltd.	63,700	670,877
#	Morita Holdings Corp.	159,000	634,230
	Moshi Moshi Hotline, Inc.	117,900	2,445,980
	Mystar Engineering Corp.	15,600	50,209
	Nabtesco Corp.	174,000	1,716,082
	NAC Co., Ltd.	28,900	257,198
	Nachi-Fujikoshi Corp.	588,000	1,208,145
	Naikai Zosen Corp.	75,000	283,811

14

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value
	Nakano Corp.	103,000	$203,764
	Narasaki Sangyo Co., Ltd.	68,000	72,496
	NEC Capital Solutions, Ltd.	70,700	1,049,157
	NEC System Integration & Construction, Ltd.	141,700	1,740,205
	New Tachikawa Aircraft Co., Ltd.	9,900	441,745
	Nichias Corp.	424,000	1,241,477
	Nichiban Co., Ltd.	122,000	378,778
	Nichiha Corp.	113,680	908,462
	Nichireki Co., Ltd.	96,000	357,707
	Nihon Spindle Manufacturing Co., Ltd.	115,000	190,671
	Nikko Co., Ltd.	127,000	378,725
	Nippo Corp.	276,000	2,560,494
#	Nippon Carbon Co., Ltd.	396,000	1,104,578
#	Nippon Conveyor Co., Ltd.	168,000	166,987
	Nippon Densetsu Kogyo Co., Ltd.	204,000	2,144,243
	Nippon Denwa Shisetu Co., Ltd.	203,000	595,314
	Nippon Filcon Co., Ltd.	73,100	370,333
	Nippon Hume Corp.	91,000	275,189
#	Nippon Jogesuido Sekkei Co., Ltd.	289	278,957
#	Nippon Kanzai Co., Ltd.	69,200	1,008,419
	Nippon Koei Co., Ltd.	272,000	930,495
	Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,737,534
#	Nippon Seisen Co., Ltd.	107,000	262,526
*	Nippon Shindo Co., Ltd.	50,000	53,750
	Nippon Signal Co., Ltd.	210,200	1,749,300
	Nippon Steel Trading Co., Ltd.	380,000	660,820
	Nippon Thompson Co., Ltd.	255,000	1,331,683
	Nippon Tungsten Co., Ltd.	82,000	137,761
	Nippon Yusoki Co., Ltd.	138,000	370,566
	Nishimatsu Construction Co., Ltd.	954,000	1,480,543
	Nishishiba Electric Co., Ltd.	101,000	172,671
	Nissei Corp.	104,600	700,476
	Nissei Plastic Industrial Co., Ltd.	394,900	1,255,572
	Nissin Corp.	342,000	777,667
	Nitchitsu Co., Ltd.	60,000	156,765
	Nitta Corp.	101,400	1,484,967
	Nitto Boseki Co., Ltd.	847,000	1,541,774
	Nitto Electric Works, Ltd.	150,700	1,581,363
	Nitto Kohki Co., Ltd.	73,500	1,465,051
#	Nitto Seiko Co., Ltd.	140,000	387,797
*	Nittoc Construction Co., Ltd.	316,000	258,655
	Noda Corp.	169,300	221,971
	Nomura Co., Ltd.	205,000	591,695
	Noritake Co., Ltd.	543,000	1,786,471
#	Noritz Corp.	154,100	1,736,375
*	Oak Capital Corp.	662,354	151,741
	Obayashi Road Corp.	106,000	223,872
	Oiles Corp.	119,142	1,798,216
	Okamoto Machine Tool Works, Ltd.	164,000	197,353
#	Okamura Corp.	370,900	2,206,819
#	Okano Valve Manufacturing Co.	58,000	538,204
	Oki Electric Cable Co., Ltd.	117,000	194,116
#	OKK Corp.	255,000	261,502
	OKUMA Corp.	152,000	715,283
#	Okumura Corp.	750,400	2,922,680

15

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value
	O-M, Ltd.	105,000	$423,109
	Onoken Co., Ltd.	70,900	741,672
#	Organo Corp.	198,000	1,625,238
#	Oriental Shiraishi Corp.	463,800	4,814
	Original Engineering Consultants Co., Ltd.	66,500	87,750
#	OSG Corp.	116,800	989,512
#	Oyo Corp.	107,500	1,139,091
* #	P.S. Mitsubishi Construction Co., Ltd.	76,800	357,777
#	Park24 Co., Ltd.	131,900	1,183,301
*	Penta-Ocean Construction Co., Ltd.	841,000	1,218,914
#	Pilot Corp.	759	932,934
#	Pronexus, Inc.	133,400	966,729
* #	Radia Holdings, Inc.	4,635	7,311
	Raito Kogyo Co., Ltd.	193,700	507,836
	Rheon Automatic Machinery Co., Ltd.	64,000	169,784
	Ryobi, Ltd.	558,200	1,468,549
*	Sailor Pen Co., Ltd.	127,000	96,357
	Sakai Heavy Industries, Ltd.	126,000	216,937
*	Sakurada Co., Ltd.	225,000	74,494
* #	Sanix, Inc.	157,400	215,449
	Sanki Engineering Co., Ltd.	261,000	2,003,125
#	Sanko Metal Industrial Co., Ltd.	118,000	445,193
	Sankyo-Tateyama Holdings, Inc.	1,102,000	995,421
	Sankyu, Inc.	445,000	1,750,774
	Sanritsu Corp.	17,800	134,894
	Sanwa Holdings Corp.	236,000	843,705
	Sanyo Denki Co., Ltd.	214,000	881,845
	Sanyo Engineering & Construction, Inc.	48,000	185,564
	Sanyo Industries, Ltd.	102,000	185,001
#	Sasebo Heavy Industries Co., Ltd.	546,000	1,139,652
	Sato Corp.	108,600	996,430
	Sato Shoji Corp.	65,300	351,416
* #	Sawafuji Electric Co., Ltd.	48,000	96,043
	Secom Joshinetsu Co., Ltd.	33,900	582,035
	Secom Techno Service Co., Ltd.	41,500	1,074,847
	Seibu Electric Industry Co., Ltd.	67,000	306,544
	Seika Corp.	267,000	630,907
* #	Seikitokyu Kogyo Co., Ltd.	335,000	241,991
	Seino Holdings Co., Ltd.	157,000	1,302,343
	Sekisui Jushi Co., Ltd.	162,000	1,334,969
#	Senko Co., Ltd.	371,000	1,291,689
	Senshu Electric Co., Ltd.	37,300	357,005
#	Shibusawa Warehouse Co., Ltd.	259,000	1,002,778
	Shibuya Kogyo Co., Ltd.	82,300	657,702
#	Shima Seiki Manufacturing Co., Ltd.	59,600	1,389,426
	Shin Nippon Air Technologies Co., Ltd.	84,980	646,795
#	Shin-Keisei Electric Railway Co., Ltd.	174,000	619,906
#	Shin-Kobe Electric Machinery Co., Ltd.	113,000	1,108,917
	Shinmaywa Industries, Ltd.	403,000	1,461,856
#	Shinnihon Corp.	215,900	372,701
	Shinsho Corp.	284,000	497,505
#	Shinwa Kaiun Kaisha, Ltd.	409,000	1,233,029
#	Sho-Bond Corp.	98,100	1,861,033
#	Shoko Co., Ltd.	316,000	377,244
	Showa Aircraft Industry Co., Ltd.	112,000	560,018

16

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value
	Showa KDE Co., Ltd.	124,000	$133,524
#	Sinfonia Technology Co., Ltd.	496,000	1,154,171
	Sintokogio, Ltd.	191,800	1,358,992
	Soda Nikka Co., Ltd.	67,000	208,291
#	Sohgo Security Services Co., Ltd.	101,000	1,063,127
#	Space Co., Ltd.	73,420	500,820
	Subaru Enterprise Co., Ltd.	59,000	180,965
	Sugimoto & Co., Ltd.	34,100	312,236
	Sumitomo Densetsu Co., Ltd.	104,600	527,340
*	Sumitomo Mitsui Construction Co., Ltd.	106,500	127,827
#	Sumitomo Precision Products Co., Ltd.	176,000	719,572
	Sumitomo Warehouse Co., Ltd.	292,000	1,318,043
	Sun Wave Corp.	857,000	2,050,555
*	Suzuki Metal Industry Co., Ltd.	71,000	148,752
*	SWCC Showa Holdings Co., Ltd.	831,000	988,832
	Tadano, Ltd.	157,579	751,981
	Taihei Dengyo Kaisha, Ltd.	152,000	1,565,761
	Taihei Kogyo Co., Ltd.	257,000	823,027
* #	Taiheiyo Kaiun Co., Ltd.	167,000	190,077
	Taiheiyo Kouhatsu, Inc.	95,000	84,272
	Taiho Kogyo Co., Ltd.	95,200	741,895
	Taikisha, Ltd.	125,600	1,477,446
	Takada Kiko Co., Ltd.	350,000	922,817
	Takano Co., Ltd.	52,000	341,830
#	Takara Printing Co., Ltd.	38,055	326,257
	Takara Standard Co., Ltd.	515,000	3,055,768
#	Takasago Thermal Engineering Co., Ltd.	292,000	2,634,547
*	Takashima & Co., Ltd.	137,000	225,632
	Takigami Steel Construction Co., Ltd.	50,000	116,220
	Takisawa Machine Tool Co., Ltd.	191,000	176,107
#	Takuma Co., Ltd.	297,000	679,131
*	Tanseisha Co., Ltd.	74,000	185,956
	Tatsuta Electric Wire & Cable Co., Ltd.	215,000	557,676
	TCM Corp.	350,000	524,880
	Techno Associe Co., Ltd.	58,400	458,496
	Techno Ryowa, Ltd.	71,390	392,910
#	Teikoku Electric Manufacturing Co., Ltd.	32,100	737,666
*	Tekken Corp.	521,000	592,751
	Teraoka Seisakusho Co., Ltd.	53,600	216,776
	The Keihin Co., Ltd.	199,000	268,332
	The Kodensha Co., Ltd.	25,000	44,029
	The Yasuda Warehouse Co., Ltd.	98,200	711,962
	Toa Corp.	744,000	1,096,281
	Toa Doro Kogyo Co., Ltd.	155,000	338,970
*	Tobishima Corp.	1,548,500	882,357
#	Tocalo Co., Ltd.	51,600	717,752
	Toda Corp.	623,000	2,545,725
	Todentu Corp.	121,000	228,383
	Toenec Corp.	300,000	1,617,671
	Tokai Lease Co., Ltd.	86,000	137,326
	Toko Electric Corp.	88,000	275,951
	Tokyo Biso Kogyo Corp.	19,000	133,815
	Tokyo Energy & Systems, Inc.	126,000	1,095,051
	Tokyo Keiki, Inc.	265,000	403,536
#	Tokyo Kikai Seisakusho, Ltd.	304,000	570,149

17

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value
	Tokyo Sangyo Co., Ltd.	78,000	$231,145
	Tokyu Community Corp.	48,200	1,055,488
	Toli Corp.	207,000	445,992
	Tomoe Corp.	115,500	323,821
	Tonami Holdings Co., Ltd.	331,000	828,302
* #	Tori Holdings Co., Ltd.	2,969,000	184,644
#	Torishima Pump Manufacturing Co., Ltd.	102,200	1,496,940
	Toshiba Machine Co., Ltd.	209,000	771,399
	Toshiba Plant Kensetsu Co., Ltd.	219,450	2,488,084
	Tosho Printing Co., Ltd.	243,000	610,760
	Totetsu Kogyo Co., Ltd.	122,000	740,291
* #	Totoku Electric Co., Ltd.	129,000	160,306
#	Toyo Electric Co., Ltd.	156,000	1,043,080
	Toyo Engineering Corp.	628,400	2,123,290
	Toyo Machinery & Metal Co., Ltd.	61,000	101,028
	Toyo Shutter Co., Ltd.	11,800	100,582
#	Toyo Tanso Co, Ltd.	19,400	740,446
#	Toyo Wharf & Warehouse Co., Ltd.	274,000	454,668
	Trinity Industrial Corp.	56,000	217,980
	Trusco Nakayama Corp.	101,500	1,597,367
	Tsubakimoto Chain Co.	579,700	2,026,683
	Tsubakimoto Kogyo Co., Ltd.	97,000	236,199
#	Tsugami Corp.	265,000	584,373
	Tsukishima Kikai Co., Ltd.	149,000	869,155
	Tsurumi Manufacturing Co., Ltd.	94,000	588,731
	Tsuzuki Denki Co., Ltd.	75,000	252,613
	TTK Co., Ltd.	62,000	237,105
	Uchida Yoko Co., Ltd.	171,000	580,229
	Ueki Corp.	455,000	708,832
#	Union Tool Co.	70,600	1,848,594
	Utoc Corp.	96,400	316,940
* #	Venture Link Co., Ltd.	405,500	101,249
* #	Wakachiku Construction Co., Ltd.	3,572,000	2,952,957
	Weathernews, Inc.	26,700	406,266
#	Yahagi Construction Co., Ltd.	151,000	966,595
	YAMABIKO Corp.	28,782	364,667
	Yamato Corp.	82,000	300,172
	Yamaura Corp.	40,500	81,712
	Yamazen Co., Ltd.	306,600	1,327,418
	Yokogawa Bridge Holdings Corp.	139,400	1,163,522
	Yondenko Corp.	133,800	674,096
	Yuasa Trading Co., Ltd.	779,000	903,482
	Yuken Kogyo Co., Ltd.	156,000	264,836
	Yurtec Corp.	274,000	1,537,063
#	Yushin Precision Equipment Co., Ltd.	53,534	746,014
Total Industrials			328,711,615

Information Technology — (10.4%)
#	Ai Holdings Corp.	182,600	639,680
	Aichi Tokei Denki Co., Ltd.	113,000	298,864
#	Aiphone Co., Ltd.	70,900	1,169,953
*	Allied Telesis Holdings K.K.	470,700	302,691
	Alpha Systems, Inc.	37,100	818,216
	Alps Electric Co., Ltd.	351,500	1,905,717
#	Anritsu Corp.	435,000	1,871,071

18

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value
	AOI Electronics Co., Ltd.	37,400	$321,371
	Apic Yamada Corp.	36,000	80,309
#	CAC Corp.	69,100	499,066
	Canon Electronics, Inc.	68,200	991,880
	Canon Finetech, Inc.	127,170	1,704,072
	Capcom Co., Ltd.	6,300	113,305
	Chino Corp.	158,000	426,402
#	CMK Corp.	70,100	694,304
	Computer Engineering & Consulting, Ltd.	61,500	448,651
#	Core Corp.	45,700	275,007
	Cresco, Ltd.	23,200	121,293
* #	CSK Holdings Corp.	144,200	679,071
*	Daiko Denshi Tsushin, Ltd.	23,000	44,668
* #	Dainippon Screen Manufacturing Co., Ltd.	637,000	2,200,657
#	Denki Kogyo Co., Ltd.	237,000	1,193,904
#	Disco Corp.	37,000	1,567,407
	DKK TOA Corp.	31,000	68,459
	DTS Corp.	84,900	882,221
#	Dwango Co., Ltd.	230	340,471
#	eAccess, Ltd.	4,312	3,528,412
	Eizo Nanao Corp.	75,600	1,480,523
*	Elna Co., Ltd.	97,000	101,412
	ESPEC Corp.	79,800	604,769
* #	FDK Corp.	459,000	815,228
#	Fuji Soft, Inc.	127,900	2,526,003
*	Fujitsu Component, Ltd.	177	57,859
	Fujitsu Frontech, Ltd.	78,600	790,374
	Fuso Dentsu Co., Ltd.	16,000	53,554
	Future Architect, Inc.	1,464	645,319
	GMO Internet, Inc.	10,100	45,357
	Hakuto Co., Ltd.	80,300	762,020
	Hitachi Business Solution Co., Ltd.	43,200	262,676
	Hitachi Information Systems, Ltd.	120,100	2,533,838
	Hitachi Kokusai Electric, Inc.	303,500	2,010,506
	Hitachi Maxell, Ltd.	153,900	1,909,390
	Hitachi Software Engineering Co., Ltd.	147,400	2,516,345
	Hitachi Systems & Services, Ltd.	77,600	1,058,223
#	Hochiki Corp.	97,000	595,693
	Hokuriku Electric Industry Co., Ltd.	308,000	569,649
#	Horiba, Ltd.	55,800	1,341,038
	Hosiden Corp.	243,000	3,108,144
	Icom, Inc.	49,700	1,093,427
* #	Ikegami Tsushinki Co., Ltd.	174,000	174,902
	Ines Corp.	172,500	1,174,071
	I-Net Corp.	47,800	260,408
	Information Services International-Dentsu, Ltd.	93,600	576,887
* #	Invoice, Inc.	39,279	734,638
#	Ishii Hyoki Co., Ltd.	23,700	402,097
	IT Holdings Corp.	262,001	4,636,479
* #	Iwatsu Electric Co., Ltd.	303,000	358,020
	Japan Aviation Electronics Industry, Ltd.	300,600	1,866,042
	Japan Business Computer Co., Ltd.	74,900	519,812
#	Japan Cash Machine Co., Ltd.	99,415	909,259
	Japan Digital Laboratory Co., Ltd.	113,400	1,435,608
#	Japan Radio Co., Ltd.	435,000	1,152,723

19

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value
	Jastec Co., Ltd.	61,400	$354,621
	JBIS Holdings, Inc.	79,600	296,357
	JIEC Co., Ltd.	199	149,848
	Kaga Electronics Co., Ltd.	97,300	1,299,013
	Kakaku.com, Inc.	419	1,588,143
	Kanematsu Electronics, Ltd.	83,100	727,818
	Kawatetsu Systems, Inc.	174	157,267
	Koa Corp.	148,700	1,238,707
* #	Kubotek Corp.	407	138,113
	Kyoden Co., Ltd.	160,000	224,146
	Kyowa Electronic Instruments Co., Ltd.	52,000	141,678
	Macnica, Inc.	56,700	838,411
	Marubun Corp.	96,100	655,918
#	Maruwa Co., Ltd.	36,500	639,339
	Maspro Denkoh Corp.	61,000	550,618
#	Megachips Corp.	87,300	2,007,227
*	Meisei Electric Co., Ltd.	359,000	413,577
#	Melco Holdings, Inc.	9,000	111,687
	Mimasu Semiconductor Industry Co., Ltd.	97,281	1,165,083
	Miroku Jyoho Service Co., Ltd.	107,000	230,602
	Mitsui High-Tec, Inc.	141,900	1,556,649
	Mitsui Knowledge Industry Co., Ltd.	3,688	737,770
* #	Mutoh Holdings Co., Ltd.	160,000	268,579
*	Nagano Japan Radio Co., Ltd.	85,000	142,899
	Nakayo Telecommunications, Inc.	549,000	1,176,239
* #	NEC Electronics Corp.	63,300	574,399
	NEC Fielding, Ltd.	165,800	2,285,863
	NEC Mobiling, Ltd.	49,600	958,397
* #	NEC Tokin Corp.	347,000	833,226
	Net One Systems Co., Ltd.	1,889	3,330,036
*	Netmarks, Inc.	523	170,491
#	Nichicon Corp.	265,000	3,838,254
	Nidec Sankyo Corp.	200,000	946,202
#	Nihon Dempa Kogyo Co., Ltd.	69,000	1,452,556
* #	Nihon Inter Electronics Corp.	104,700	249,801
	Nihon Unisys, Ltd.	117,600	1,019,140
*	Nippon Avionics Co., Ltd.	83,000	161,857
#	Nippon Ceramic Co., Ltd.	86,700	975,881
	Nippon Chemi-Con Corp.	466,000	1,766,193
	Nippon Systemware Co., Ltd.	30,000	111,031
#	Nohmi Bosai, Ltd.	144,000	1,282,236
	NS Solutions Corp.	45,300	725,887
#	NSD Co., Ltd.	173,800	1,763,149
* #	OBIC Business Consultants Co., Ltd.	1,750	71,149
	Okaya Electric Industries Co., Ltd.	73,000	239,501
* #	Oki Electric Industry Co., Ltd.	2,029,000	2,137,231
#	Ono Sokki Co., Ltd.	103,000	449,331
	Origin Electric Co., Ltd.	105,000	336,865
#	Osaki Electric Co., Ltd.	128,000	1,334,559
	PCA Corp.	17,500	173,717
* #	Pixela Corp.	33,000	89,169
	Rikei Corp.	186,000	183,235
	Riken Keiki Co., Ltd.	77,800	519,032
#	Roland DG Corp.	59,800	804,635
	Ryoden Trading Co., Ltd.	152,000	852,086

20

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value
	Ryosan Co., Ltd.	122,000	$2,870,422
	Ryoyo Electro Corp.	108,000	901,854
	Sanken Electric Co., Ltd.	300,000	1,182,334
	Sanko Co., Ltd.	22,000	61,397
	Sanshin Electronics Co., Ltd.	108,100	832,444
	Satori Electric Co., Ltd.	56,380	331,449
*	Saxa Holdings, Inc.	194,000	349,601
	Sekonic Corp.	36,000	52,520
#	Shibaura Mechatronics Corp.	171,000	722,349
	Shindengen Electric Manufacturing Co., Ltd.	296,000	696,575
#	Shinkawa, Ltd.	68,400	917,633
	Shinko Shoji Co., Ltd.	75,900	636,720
	Shizuki Electric Co., Inc.	103,000	465,210
#	Siix Corp.	83,700	401,591
#	SMK Corp.	265,000	1,154,231
*	So-net Entertainment Corp.	26	49,859
	Sorun Corp.	92,600	565,521
*	SPC Electronics Corp.	48,200	93,311
#	SRA Holdings, Inc.	49,700	433,746
	Star Micronics Co., Ltd.	133,000	1,279,291
	Sumida Corp.	66,249	438,323
	Sumisho Computer Systems Corp.	137,400	2,144,973
#	SUNX, Ltd.	117,400	385,100
	SystemPro Co., Ltd.	676	317,959
	Tachibana Eletech Co., Ltd.	62,400	551,150
#	Taiyo Yuden Co., Ltd.	200,000	2,201,317
	Tamura Corp.	253,000	1,061,663
*	Tecmo Koei Holdings Co., Ltd.	209,930	1,564,642
#	Teikoku Tsushin Kogyo Co., Ltd.	172,000	443,204
	TKC Corp.	100,600	1,929,796
*	Toko, Inc.	331,000	545,490
	Tokyo Denpa Co., Ltd.	24,900	175,298
	Tokyo Electron Device, Ltd.	352	460,075
#	Tokyo Seimitsu Co., Ltd.	104,300	1,481,035
	Tomen Electronics Corp.	50,600	523,827
#	Topcon Corp.	154,800	862,518
	Tose Co., Ltd.	23,100	150,081
	Toshiba TEC Corp.	234,000	952,831
	Toukei Computer Co., Ltd.	27,710	326,970
#	Toyo Corp.	110,600	1,077,102
* #	Trans Cosmos, Inc.	163,500	1,638,115
	Tsuzuki Densan Co., Ltd.	22,500	63,001
#	Ulvac, Inc.	62,500	1,790,859
#	Uniden Corp.	121,000	363,951
*	Union Holdings Co., Ltd.	1,598,600	450,031
*	Wacom Co., Ltd.	79	159,948
	XNET Corp.	21	30,302
* #	Yamaichi Electronics Co., Ltd.	375,300	973,472
	Yaskawa Information Systems Corp.	40,000	123,525
	Ye Data, Inc.	43,000	75,596
#	Yokowo Co., Ltd.	69,500	372,122
#	Zuken, Inc.	95,200	774,740
Total Information Technology			147,121,907

21

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value
Materials — (10.1%)
	Achilles Corp.	670,000	$1,076,384
	Adeka Corp.	341,200	3,262,014
	Agro-Kanesho Co., Ltd.	7,000	54,598
	Aichi Steel Corp.	367,000	1,386,199
	Arakawa Chemical Industries, Ltd.	67,700	764,422
	Araya Industrial Co., Ltd.	204,000	313,258
	Aronkasei Co., Ltd.	124,000	398,134
	Asahi Organic Chemicals Industry Co., Ltd.	334,000	899,202
	Chuetsu Pulp and Paper Co., Ltd.	395,000	966,442
*	Chugai Mining Co., Ltd.	852,400	353,819
#	Chugoku Marine Paints, Ltd.	233,000	1,604,724
* #	Chugokukogyo Co., Ltd.	105,000	134,843
#	Chuo Denki Kogyo Co., Ltd.	90,000	742,534
#	Co-Op Chemical Co., Ltd.	159,000	334,241
#	Dai Nippon Toryo, Ltd.	488,000	551,164
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	271,658
	Dai-ichi Kogyo Seiyaku Co., Ltd.	121,000	318,652
#	Daiken Corp.	439,000	791,133
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	312,000	801,500
	Daio Paper Corp.	78,500	687,906
#	Daiso Co., Ltd.	373,000	909,251
	DC Co., Ltd.	113,900	376,677
	Dowa Holdings Co., Ltd.	175,000	726,378
	Dynapac Co., Ltd.	25,000	76,413
#	FP Corp.	63,900	2,805,650
	Fujikura Kasei Co., Ltd.	94,500	525,453
#	Fumakilla, Ltd.	85,000	413,831
	Geostar Corp.	90,000	97,981
	Godo Steel, Ltd.	542,000	1,614,511
#	Gun-Ei Chemical Industry Co., Ltd.	278,000	650,042
	Harima Chemicals, Inc.	78,000	332,577
#	Hodogaya Chemical Co., Ltd.	281,000	664,498
	Hokkan Holdings, Ltd.	210,000	528,823
	Hokko Chemical Industry Co., Ltd.	90,000	311,407
#	Hokuetsu Paper Mills, Ltd.	582,500	2,872,250
#	Hokushin Co., Ltd.	64,000	102,742
	Honshu Chemical Industry Co., Ltd.	35,000	135,599
	Ihara Chemical Industry Co., Ltd.	155,000	591,008
#	ISE Chemicals Corp.	86,000	528,480
*	Ishihara Sangyo Kaisha, Ltd.	1,292,500	1,389,507
	Japan Carlit Co., Ltd.	59,800	292,363
	JSP Corp.	106,700	812,698
#	Kanto Denka Kogyo Co., Ltd.	194,000	999,621
	Katakura Chikkarin Co., Ltd.	43,000	152,546
	Kawakin Holdings Co., Ltd.	11,000	34,258
	Kawasaki Kasei Chemicals, Ltd.	121,000	177,859
* #	Kishu Paper Co., Ltd.	260,000	253,526
	Koatsu Gas Kogyo Co., Ltd.	190,000	980,407
#	Kohsoku Corp.	62,800	403,984
	Konishi Co., Ltd.	67,500	543,712
	Kumiai Chemical Industry Co., Ltd.	227,000	1,045,753
	Kureha Corp.	627,500	3,317,107
#	Kurosaki Harima Corp.	286,000	610,133
	Lintec Corp.	87,400	1,516,680

22

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value
	MEC Co., Ltd.	61,200	$379,264
	Mitsubishi Paper Mills, Ltd.	1,094,000	1,529,835
	Mitsubishi Steel Manufacturing Co., Ltd.	523,000	1,225,915
*	Mitsui Mining and Smelting Co., Ltd.	389,000	1,004,321
	Mory Industries, Inc.	154,000	340,763
	Nakabayashi Co., Ltd.	181,000	414,557
	Nakayama Steel Works, Ltd.	443,000	1,050,885
#	Neturen Co., Ltd.	153,800	1,184,875
	Nichia Steel Works, Ltd.	175,900	565,593
	Nifco, Inc.	162,700	2,520,380
	Nihon Kagaku Sangyo Co., Ltd.	79,000	467,538
	Nihon Matai Co., Ltd.	111,000	123,858
#	Nihon Nohyaku Co., Ltd.	219,000	2,027,564
	Nihon Parkerizing Co., Ltd.	230,000	2,432,813
	Nihon Seiko Co., Ltd.	18,000	34,863
*	Nippon Carbide Industries Co., Inc.	201,000	218,380
	Nippon Chemical Industrial Co., Ltd.	281,000	688,668
#	Nippon Chutetsukan K.K.	97,000	138,742
	Nippon Chuzo K.K.	136,000	181,466
#	NIPPON COKE & ENGINEERING CO., LTD.	772,500	997,877
#	Nippon Concrete Industries Co., Ltd.	157,000	269,541
#	Nippon Denko Co., Ltd.	372,000	2,471,746
	Nippon Fine Chemical Co., Ltd.	90,600	520,172
#	Nippon Kasei Chemical Co., Ltd.	355,000	607,606
	Nippon Kayaku Co., Ltd.	248,000	1,707,802
#	Nippon Kinzoku Co., Ltd.	222,000	383,357
#	Nippon Koshuha Steel Co., Ltd.	438,000	489,968
*	Nippon Light Metal Co., Ltd.	1,115,000	1,271,037
#	Nippon Metal Industry Co., Ltd.	592,000	1,308,804
#	Nippon Paint Co., Ltd.	727,200	3,736,446
	Nippon Pigment Co., Ltd.	43,000	72,507
	Nippon Pillar Packing Co., Ltd.	83,000	300,349
	Nippon Soda Co., Ltd.	525,000	2,353,058
	Nippon Valqua Industries, Ltd.	313,000	687,923
#	Nippon Yakin Kogyo Co., Ltd.	395,500	1,908,257
	Nittetsu Mining Co., Ltd.	281,000	1,197,047
	Nitto FC Co., Ltd.	72,000	388,400
#	NOF Corp.	701,000	2,820,938
#	Okabe Co., Ltd.	186,900	765,210
	Okamoto Industries, Inc.	402,000	1,402,198
	Okura Industrial Co., Ltd.	211,000	557,088
	Osaka Organic Chemical Industry, Ltd.	66,000	248,545
	Osaka Steel Co., Ltd.	93,800	1,706,377
#	Osaka Titanium Technologies Co., Ltd.	31,000	1,135,859
	Pacific Metals Co., Ltd.	210,000	1,621,897
	Riken Technos Corp.	197,000	395,678
*	S Science Co., Ltd.	3,265,000	100,916
#	S.T. Chemical Co., Ltd.	96,600	1,006,930
	Sakai Chemical Industry Co., Ltd.	355,000	1,418,084
	Sakata INX Corp.	214,000	729,851
#	Sanyo Chemical Industries, Ltd.	372,000	1,886,709
	Sanyo Special Steel Co., Ltd.	553,300	2,108,500
	Sekisui Plastics Co., Ltd.	343,000	1,239,943
	Shikoku Chemicals Corp.	202,000	922,644
	Shinagawa Refractories Co., Ltd.	224,000	609,445

23

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value
	Shin-Etsu Polymer Co., Ltd.	253,300	$1,364,847
	Shinko Wire Co., Ltd.	185,000	354,096
	Showa Tansan Co., Ltd.	13,000	42,190
	Somar Corp.	43,000	110,051
#	Stella Chemifa Corp.	42,100	1,442,766
	Sumitomo Bakelite Co., Ltd.	47,000	236,106
*	Sumitomo Light Metal Industries, Ltd.	1,248,000	1,333,093
#	Sumitomo Osaka Cement Co., Ltd.	225,000	485,716
	Sumitomo Pipe & Tube Co., Ltd.	108,100	593,317
	Sumitomo Seika Chemicals Co., Ltd.	238,000	936,208
#	T. Hasegawa Co., Ltd.	133,400	1,600,122
	Taisei Lamick Co., Ltd.	18,500	383,892
#	Takasago International Corp.	339,000	1,834,771
	Takiron Co., Ltd.	243,000	752,921
	Tayca Corp.	151,000	407,229
#	Tenma Corp.	108,100	1,276,438
#	The Nippon Synthetic Chemical Industry Co., Ltd.	333,000	1,567,788
#	The Pack Corp.	66,200	980,703
* #	Titan Kogyo K.K.	59,000	140,745
#	Toagosei Co., Ltd.	897,000	2,467,310
#	Toda Kogyo Corp.	158,000	657,023
#	Toho Titanium Co., Ltd.	65,400	1,121,068
	Toho Zinc Co., Ltd.	425,000	1,701,866
#	Tokai Carbon Co., Ltd.	330,000	1,721,520
	Tokushu Tokai Holdings Co., Ltd.	505,580	1,391,880
	Tokyo Ohka Kogyo Co., Ltd.	111,900	2,163,061
#	Tokyo Rope Manufacturing Co., Ltd.	557,000	1,926,879
* #	Tomoegawa Paper Co., Ltd.	125,000	296,955
	Tomoku Co., Ltd.	294,000	586,062
	Topy Industries, Ltd.	748,000	1,418,238
	Toyo Ink Manufacturing Co., Ltd.	541,000	1,968,137
	Toyo Kohan Co., Ltd.	307,000	1,427,103
	TYK Corp.	142,000	335,900
	Ube Material Industries, Ltd.	275,000	660,851
	Wood One Co., Ltd.	169,000	511,724

24

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value
Yamamura Glass Co., Ltd.	360,000	$906,850
Yodogawa Steel Works, Ltd.	624,500	3,169,806
# Yuki Gosei Kogyo Co., Ltd.	64,000	196,466
# Yushiro Chemical Industry Co., Ltd.	51,600	650,977
# Zeon Corp.	503,000	1,964,281
Total Materials		143,472,497

Utilities — (0.6%)
Hokkaido Gas Co., Ltd.	210,000	535,686
Hokuriku Gas Co., Ltd.	99,000	287,776
Okinawa Electric Power Co., Ltd.	32,671	1,762,800
# Saibu Gas Co., Ltd.	1,291,000	3,347,161
# Shizuoka Gas Co., Ltd.	258,000	1,316,616
# Tokai Corp.	258,000	1,111,660
Total Utilities		8,361,699

TOTAL COMMON STOCKS		1,158,319,264

RIGHTS/WARRANTS — (0.0%)
* Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%,
07/01/09 (Collateralized by $2,895,000 FNMA 5.00%,
06/01/23, valued at $2,543,182) to be repurchased at
$2,503,013	2,503	$2,503,000

SECURITIES LENDING COLLATERAL — (18.0%)
§@ DFA Short Term Investment Fund LP	254,523,360	254,523,360

@ Repurchase Agreement, Deutsche Bank Securities 0.09%,
07/01/09 (Collateralized by various corporate obligations,
ranging in par value from $202,810 to $20,145,237, rates
ranging from 5.450% to 7.000%, maturities ranging from
09/01/32 to 11/15/38, valued at $744,564) to be repurchased
at $694,997	695	694,995

TOTAL SECURITIES LENDING COLLATERAL		255,218,355

TOTAL INVESTMENTS - (100.0%)
(Cost $1,662,631,935)		$1,416,040,619

See accompanying Notes to Financial Statements.

25

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2009
(Unaudited)

		Shares	Value††
AUSTRALIA — (44.9%)
COMMON STOCKS — (44.9%)
	ABB Grain, Ltd.	632,085	$4,732,149
*#	ABC Learning Centres, Ltd.	535,970	—
*	Adacel Technologies, Ltd.	113,249	44,953
*	Adamus Resources, Ltd.	532,491	165,194
	ADCorp Australia, Ltd.	212,402	39,185
	Adelaide Brighton, Ltd.	1,450,602	2,622,007
*#	Aditya Birla Minerals, Ltd.	841,658	383,551
	Adtrans Group, Ltd.	35,698	62,656
#	AED Oil, Ltd.	282,000	173,018
	Aevum, Ltd.	442,938	320,108
*	Agenix, Ltd.	707,478	9,691
*	Ainsworth Game Technology, Ltd.	380,243	20,476
#	AJ Lucas Group, Ltd.	333,607	851,570
*	Alchemia, Ltd.	565,630	161,143
#	Alesco Corp., Ltd.	457,971	1,281,061
*	Alkane Resources, Ltd.	938,520	237,270
*	Alliance Resources, Ltd.	80,824	44,124
*	Allied Medical, Ltd.	11,746	—
	Altium, Ltd.	162,100	43,437
*	Amadeus Energy, Ltd.	819,137	213,884
	Amalgamated Holdings, Ltd.	374,540	1,297,652
	Amcom Telecommunications, Ltd.	1,135,725	146,412
	Ammtec, Ltd.	13,363	22,543
*#	Andean Resources, Ltd.	1,464,837	2,044,517
#	Ansell, Ltd.	168,816	1,190,759
	AP Eagers, Ltd.	37,790	247,408
#	APA Group	887,441	1,963,502
*#	Apex Minerals NL	421,287	52,329
#	APN News & Media, Ltd.	1,324,541	1,571,759
*#	Aquila Resources, Ltd.	380,685	1,757,417
	ARB Corporation, Ltd.	304,681	871,165
	Ariadne Australia, Ltd.	267,324	53,953
*	Arrow Energy, Ltd.	174,405	495,353
*	Arturus Capital, Ltd.	393,649	22,204
*#	Asciano Group (B1YC5L4)	1,645,719	1,758,030
*	Asciano Group (B5Q85Q3)	1,734,986	1,866,403
	ASG Group, Ltd.	178,097	86,094
	Aspen Group	30,403	8,181
	Astron, Ltd.	87,221	125,411
*#	Atlas Iron, Ltd.	662,409	876,040
*	Aurora Oil and Gas, Ltd.	589,181	59,615
	Ausdrill, Ltd.	694,863	506,001
#	Austal, Ltd.	664,923	1,493,593
*	Austar United Communications, Ltd.	3,256,296	2,303,101
	Austbrokers Holdings, Ltd.	19,454	61,893
	Austereo Group, Ltd.	1,408,798	1,589,684
*	Austpac Resources NL	1,627,877	38,167

26

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
#	Australian Agricultural Co., Ltd.	970,435	$1,057,576
#	Australian Infrastructure Fund	1,870,483	2,031,141
*	Australian Infrastructure Fund-Placement Trade	935,240	1,017,384
#	Australian Pharmaceutical Industries, Ltd.	5,455,541	2,501,569
	Australian Worldwide Exploration, Ltd.	1,464,634	3,012,697
*	Auto Group, Ltd.	41,309	—
*	Autodom, Ltd.	173,083	2,789
*	Autron Corporation, Ltd.	989,247	21,921
*	Avexa, Ltd.	251,667	23,290
#	AVJennings, Ltd.	5,350,378	1,123,922
*#	Avoca Resources, Ltd.	656,313	920,926
	AWB, Ltd.	1,670,879	1,581,799
*	Ballarat South Gold, Ltd.	1,996	14,514
	Bank of Queensland, Ltd.	59,059	430,852
*	Bannerman Resources, Ltd.	83,994	75,620
	Beach Petroleum, Ltd.	3,467,976	2,192,615
	Beyond International, Ltd.	61,256	32,084
*#	Biota Holdings, Ltd.	940,673	903,629
*	Bisalloy Steel Group, Ltd.	469,001	56,818
	Blackmores, Ltd.	72,861	938,730
#	Boart Longyear Group	2,801,389	580,255
*	Boulder Steel, Ltd.	1,667,795	140,324
#	Bradken, Ltd.	570,170	1,967,956
*	Breakaway Resporces, Ltd.	755,280	39,398
	Breville Group, Ltd.	598,466	442,889
	Brickworks, Ltd.	110,449	1,223,888
*	Brockman Resources, Ltd.	653,924	655,177
	BSA, Ltd.	560,535	63,489
*	Buru Energy, Ltd.	492,459	69,381
#	Cabcharge Australia, Ltd.	408,669	1,693,521
#	Calliden Group, Ltd.	633,393	163,342
#	Campbell Brothers, Ltd.	233,926	3,887,287
*	Cape Range Wireless, Ltd.	7,260	—
*#	Capral Aluminium, Ltd.	365,710	26,523
*	Carbon Energy, Ltd.	232,348	71,692
	Cardno, Ltd.	247,493	688,667
*#	Carnarvon Petroleum, Ltd.	2,906,082	1,892,842
*	Carnegie Corp., Ltd.	935,760	162,176
*	Carpentaria Exploration, Ltd.	102,749	6,296
	Cash Converters International, Ltd.	1,086,054	366,565
*	CBH Resources, Ltd.	408,220	—
*	CDS Technologies, Ltd.	13,276	10,163
	Cedar Woods Properties, Ltd.	97,470	111,405
	Cellestis, Ltd.	387,333	939,617
*	Cellnet Group, Ltd.	921,474	188,340
*#	Centamin Egypt, Ltd.	2,078,015	2,990,396
	Centennial Coal Co., Ltd.	1,181,424	2,320,202
*#	Ceramic Fuel Cells, Ltd.	2,190,662	299,505
	Challenger Financial Services Group, Ltd.	1,750,037	3,139,670
	Chandler Macleod Group, Ltd.	88,156	5,685
	Charter Hall Group	797,923	333,265

27

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
*	Chemeq, Ltd.	166,742	$11,152
*#	ChemGenex Pharmaceuticals, Ltd. (6273635)	617,632	323,603
*	ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	2,323
*	Circadian Technologies, Ltd.	64,591	37,970
*#	Citadel Resource Group, Ltd.	1,711,372	261,082
*	Citigold Corp., Ltd.	3,765,806	512,827
	Clarius Group, Ltd.	1,022,084	434,417
*	Clinuvel Pharmaceuticals, Ltd.	1,128,482	254,218
	Clough, Ltd.	2,546,468	1,457,637
	Clover Corp., Ltd.	269,348	46,644
*	CO2 Group, Ltd.	844,559	115,320
*	Cockatoo Coal, Ltd.	83,491	28,732
	Codan, Ltd.	142,942	73,743
#	Coffey International, Ltd.	543,461	827,105
	Collection House, Ltd.	1,776,852	694,324
*#	Commander Communications, Ltd.	929,503	61,418
#	ConnectEast Group	5,625,978	1,377,905
*	Conquest Mining, Ltd.	1,039,761	393,688
	Consolidated Media Holdings, Ltd.	630,222	1,148,544
	Corporate Express Australia, Ltd.	493,982	1,476,993
#	Count Financial, Ltd.	1,057,924	1,199,912
*	Coventry Group, Ltd.	136,019	99,697
	CPI Group, Ltd.	68,585	7,185
#	Crane Group, Ltd.	336,239	2,743,922
*	Crescent Gold, Ltd.	1,124,856	144,820
*	CuDeco, Ltd.	87,507	181,232
*	Cue Energy Resources, Ltd.	452,354	52,586
*	Customers, Ltd.	554,372	941,463
	Danks Holdings, Ltd.	10,425	58,803
	Data#3, Ltd.	5,572	26,891
#	David Jones, Ltd.	1,296,067	4,731,370
	Devine, Ltd.	993,850	351,709
	Dominion Mining, Ltd.	394,791	1,460,183
	Downer EDI, Ltd.	890,141	4,002,848
*	Dragon Mining, Ltd.	1,665,100	81,744
*	Drillsearch Energy, Ltd.	4,394,338	105,540
#	DUET Group	2,738,547	3,396,938
#	DWS Advanced Business Solutions, Ltd.	61,895	41,527
*#	Eastern Star Gas, Ltd.	2,840,990	1,818,376
#	Elders, Ltd.	3,162,221	723,184
*	Ellect Holdings, Ltd.	482	1,398
*	Ellex Medical Lasers, Ltd.	266,317	27,798
#	Emeco Holdings, Ltd.	1,240,388	403,651
#	Energy Developments, Ltd.	655,331	1,056,327
*#	Energy World Corp., Ltd.	4,344,928	2,191,519
*	Entertainment Media & Telecoms Corp., Ltd.	2,900	909
#	Envestra, Ltd.	5,837,759	2,275,256
	Envirozel, Ltd.	381,802	28,946
	Euroz, Ltd.	8,038	6,024
*#	Extract Resources, Ltd.	114,989	599,759

28

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
*	Falcon Minerals, Ltd.	30,112	$2,413
#	Fantastic Holdings, Ltd.	355,613	817,090
*	Fig Tree Developments, Ltd.	20,365	164
*	First Australian Resources, Ltd.	2,542,976	171,476
	Fleetwood Corp., Ltd.	241,058	1,143,381
	FlexiGroup, Ltd.	293,899	184,112
#	Flight Centre, Ltd.	192,954	1,340,889
*#	Flinders Mines, Ltd.	5,948,301	262,099
	Forest Enterprises Australia, Ltd.	1,513,062	170,128
*	Forge Group, Ltd.	170,828	61,616
*	Forte Energy NL	850,000	109,948
	Gazal Corp., Ltd.	104,542	82,766
*#	Geodynamics, Ltd.	1,015,653	707,760
*#	Gindalbie Metals, Ltd.	1,817,381	1,120,958
*	Giralia Resources NL	625,030	317,284
*	Glengarry Resources, Ltd.	768,955	36,106
	Gowing Bros., Ltd.	78,907	168,163
*#	Graincorp, Ltd. Series A	242,841	1,412,905
*	Grange Resources, Ltd.	451,979	164,474
#	GRD, Ltd.	2,129,503	822,925
*#	Great Southern, Ltd.	9,302,784	899,544
#	GUD Holdings, Ltd.	326,164	1,684,088
	Gunns, Ltd.	2,264,920	1,949,327
#	GWA International, Ltd.	957,332	1,765,675
*	Haoma Mining NL	412,246	29,897
	Hastie Group, Ltd.	765,636	782,083
*	Havilah Resources NL	280,570	105,101
#	Healthscope, Ltd.	734,309	2,594,930
	HGL, Ltd.	108,137	70,538
*	Highlands Pacific, Ltd.	2,651,500	245,582
#	Hills Industries, Ltd.	803,536	1,013,671
*#	Horizon Oil, Ltd.	3,227,717	466,209
*	Hutchison Telecommunications (Australia), Ltd.	7,914,113	670,422
*	ICSGlobal, Ltd.	208,000	25,979
	IDT Australia, Ltd.	82,205	95,218
	iiNet, Ltd.	518,406	721,469
*	Iluka Resources, Ltd.	311,306	714,787
#	Imdex, Ltd.	812,684	420,483
*	IMX Resources, Ltd.	606,340	114,947
#	Independence Group NL	552,303	2,046,193
*	Indo Mines, Ltd.	57,389	8,541
*#	Indophil Resources NL	1,738,038	649,674
#	Industrea, Ltd.	3,394,391	679,005
#	Infigen Energy	36,077	33,285
	Infomedia, Ltd.	1,458,074	346,827
*	Innamincka Petroleum, Ltd.	799,831	148,038
	Integrated Research, Ltd.	261,513	57,933
*#	Intrepid Mines, Ltd.	666,867	178,938
	Invocare, Ltd.	637,257	2,968,829
	IOOF Holdings, Ltd.	950,183	3,186,718
#	Iress Market Technology, Ltd.	348,498	2,028,324

29

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
*	iSOFT Group, Ltd.	2,656,550	$1,375,266
*	Ixla, Ltd.	89,921	1,667
*#	Jabiru Metals, Ltd.	1,854,281	400,165
#	JB Hi-Fi, Ltd.	279,730	3,455,602
#	K&S Corp., Ltd.	157,781	280,781
*#	Kagara, Ltd.	814,037	441,151
*	Kagara, Ltd. - Placement Shares	8,141	4,461
*#	Karoon Gas Australia, Ltd.	628,673	4,583,615
*	Kings Minerals NL	1,634,196	121,157
*#	Kingsgate Consolidated, Ltd.	388,020	2,080,764
*	Lafayette Mining, Ltd.	1,963,956	23,738
*	Lednium, Ltd.	195,019	12,572
	Lemarne Corp., Ltd.	30,790	89,859
*#	Lend Lease Primelife, Ltd.	2,140,495	157,942
*#	Linc Energy, Ltd.	866,033	1,061,290
*	Lodestar Minerals, Ltd.	86,172	2,791
	Lycopodium, Ltd.	45,700	50,443
*#	Lynas Corp., Ltd.	2,421,413	900,381
	MAC Services Group, Ltd.	185,743	175,310
#	MacArthur Coal, Ltd.	246,659	1,301,570
*	MacArthur Coal, Ltd.- Placement Trades	37,135	197,495
	MacMahon Holdings, Ltd.	3,283,150	896,578
	Macquarie Communications Infrastructure Group	1,522,900	3,634,643
#	Macquarie Media Group, Ltd.	786,064	832,494
*	Macquarie Telecom Group, Ltd.	35,019	68,006
*	Mantra Resources, Ltd.	10,296	31,195
*#	Marion Energy, Ltd.	400,930	80,420
*	Maryborough Sugar Factory, Ltd.	2,560	3,260
	MaxiTRANS Industries, Ltd.	889,723	157,581
*#	McGuigan Simeon Wines, Ltd.	2,478,600	289,008
#	McMillan Shakespeare, Ltd.	194,418	457,473
	McPherson’s, Ltd.	303,441	421,345
#	Melbourne IT, Ltd.	381,905	500,693
*	MEO Australia, Ltd.	380,000	70,063
	Mermaid Marine Australia, Ltd.	726,827	1,069,192
*	Metal Storm, Ltd.	284,255	6,185
*	Mikoh Corp., Ltd.	856,548	30,279
*#	Minara Resources, Ltd.	360,000	239,858
	Mincor Resources NL	946,204	1,172,449
*	Mineral Deposits, Ltd.	216,925	108,110
#	Mineral Resources, Ltd.	470,578	1,611,479
*#	Mirabela Nickel, Ltd.	52,782	106,913
	Mitchell Communications Group, Ltd.	1,192,579	596,076
*#	Molopo Australia, Ltd.	940,636	769,318
	Monadelphous Group, Ltd.	302,955	2,899,516
	Mortgage Choice, Ltd.	722,000	575,181
*	Mosaic Oil NL	2,209,067	265,791
*#	Mount Gibson Iron, Ltd.	3,114,599	2,236,439
	Namoi Cotton Cooperative, Ltd.	196,490	60,797
	National Can Industries, Ltd.	97,017	89,903
#	Navitas, Ltd.	1,205,167	2,647,620

30

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	New Hope Corp., Ltd.	1,278,584	$4,696,778
*#	Nexus Energy, Ltd.	2,334,624	681,253
*#	Nido Petroleum, Ltd.	4,759,793	646,655
#	Nomad Building Solutions, Ltd.	29,195	11,033
*#	Novogen, Ltd.	391,594	163,875
*	NuSep, Ltd.	872	35
#	Oakton, Ltd.	378,695	652,032
*	Orbital Corp., Ltd.	1,013,772	61,104
	OrotonGroup, Ltd.	79,968	215,661
*	Otto Energy, Ltd.	1,486,012	92,136
#	Pacific Brands, Ltd.	4,412,120	3,024,077
*	Paladin Energy, Ltd.	662	2,603
#	Pan Pacific Petroleum NL	1,059,542	400,466
*#	PanAust, Ltd.	7,103,292	2,032,462
*	PanAust, Ltd. - Placement Shares	1,653,905	479,779
	Panoramic Resources, Ltd.	901,883	1,635,727
	Paperlinx, Ltd.	2,771,649	945,258
*	Payce Consolidated, Ltd.	29,670	17,453
	Peet, Ltd.	974,503	1,246,185
#	Perpetual Trustees Australia, Ltd.	80,795	1,852,759
*#	Perseus Mining, Ltd.	48,049	28,209
*#	Pharmaxis, Ltd.	815,846	1,578,250
	Photon Group, Ltd.	9,218	12,154
*	Plantcorp NL	4,329	—
*#	Platinum Australia, Ltd.	866,470	732,934
	PMP, Ltd.	1,925,364	602,103
*	Port Bouvard, Ltd.	270,578	82,875
*	Poseidon Nickel, Ltd.	670,939	134,586
*	Prana Biotechnology, Ltd.	195,424	19,669
#	Premier Investments, Ltd.	187,265	831,838
	Primary Health Care, Ltd.	62,276	262,710
	Prime Media Group, Ltd.	1,001,480	395,826
*	Prime Retirement & Aged Care Property Trust	1,426,995	97,661
#	Programmed Maintenance Service, Ltd.	441,446	973,380
*	Raptis Group, Ltd.	12,000	3,868
	RCR Tomlinson, Ltd.	1,284,801	619,058
*#	REA Group, Ltd.	45,839	220,085
#	Reckon, Ltd.	141,500	131,562
#	Redflex Holdings, Ltd.	401,193	656,224
	Reece Australia, Ltd.	238,457	3,458,948
*	Resolute Mining, Ltd.	1,442,710	736,229
*	Resource Generation, Ltd.	33,645	11,513
	Reverse Corp., Ltd.	236,664	132,257
	Ridley Corp., Ltd.	1,283,068	806,907
*	RiverCity Motorway Group	91,662	12,543
*#	Riversdale Mining, Ltd.	692,356	2,935,135
*#	Roc Oil Co., Ltd.	823,556	517,689
*	Roc Oil Co., Ltd. -Placement Shs.	114,160	72,212
	Rock Building Society, Ltd.	28,109	53,164
	Ross Human Directions, Ltd.	143,511	18,466
#	Ruralco Holdings, Ltd.	88,146	129,386

31

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
#	SAI Global, Ltd.	910,865	$2,090,646
*	Salinas Energy, Ltd.	1,029,742	79,431
#	Salmat, Ltd.	762,648	2,206,961
*	Samson Oil & Gas, Ltd.	511,130	11,133
	Schaffer Corp., Ltd.	33,766	117,000
*	SDI, Ltd.	176,914	32,194
	Sedgman, Ltd.	62,209	48,430
#	Seek, Ltd.	663,000	2,219,936
	Select Harvests, Ltd.	196,698	342,563
	Servcorp, Ltd.	300,722	711,409
#	Service Stream, Ltd.	1,015,309	334,690
	Seven Network, Ltd.	330,352	1,426,229
*	Shield Mining, Ltd.	58,492	5,420
#	Sigma Pharmaceuticals, Ltd.	3,646,677	3,577,627
*#	Silex System, Ltd.	578,159	2,790,280
*#	Sino Gold Mining, Ltd.	588,853	2,443,060
*	Sino Strategic International, Ltd.	130,864	58,724
*	Sirtex Medical, Ltd.	216,786	584,924
#	Skilled Group, Ltd.	455,571	448,368
#	SMS Management & Technology, Ltd.	292,441	919,408
#	Spark Infrastructure Group	2,286,930	2,082,304
#	Specialty Fashion Group, Ltd.	807,082	353,453
*	Sphere Investments, Ltd.	7,555	—
	Spotless Group, Ltd.	962,192	1,743,407
*#	St. Barbara, Ltd.	3,232,274	595,587
*	Starpharma Holdings, Ltd.	497,958	136,562
*	Straits Resources, Ltd.	878,069	1,478,553
*	Strategic Minerals Corp. NL	305,436	9,356
	Structural Systems, Ltd.	177,188	112,985
	Stuart Petroleum, Ltd.	201,731	106,171
*	Sundance Resources, Ltd.	5,993,157	744,858
	Sunland Group, Ltd.	852,875	456,050
#	Super Cheap Auto Group, Ltd.	719,047	2,136,225
*	Swick Mining Services, Ltd.	45,087	14,970
*	Symex Holdings, Ltd.	355,611	131,708
	Talent2 International, Ltd.	474,826	317,554
*#	Tamaya Resources, Ltd.	5,021,812	56,652
*#	Tap Oil, Ltd.	4,582,923	4,147,890
#	Tassal Group, Ltd.	584,055	911,837
	Technology One, Ltd.	1,318,149	864,544
#	Ten Network Holdings, Ltd.	1,823,638	1,716,465
*	Terramin Australia, Ltd.	129,679	70,169
	TFS Corp., Ltd.	896,773	850,594
	Thakral Holdings Group	2,559,697	516,296
	The Reject Shop, Ltd.	112,300	1,059,423
*	TNG, Ltd.	721,686	23,905
	Tower Australia Group, Ltd.	1,156,969	2,600,749
*	Tox Free Solutions, Ltd.	308,907	462,365
#	Transfield Services Infrastructure Fund	768,779	599,805
#	Transfield Services, Ltd.	442,444	814,013
#	Transpacific Industries Group, Ltd.	363,760	527,613

32

The Asia Pacific Small Company Series

continued

		Shares	Value††
	Troy Resources NL	298,451	$322,827
	Trust Co., Ltd.	82,756	349,590
*	Unilife Medical Solutions, Ltd.	544,389	162,308
	United Group, Ltd.	199,491	1,658,769
	UXC, Ltd.	942,694	352,293
*	View Resources, Ltd.	1,283,369	134,438
	Village Roadshow, Ltd.	596,487	478,554
*#	Virgin Blue Holdings, Ltd.	2,428,865	615,853
	Watpac, Ltd.	530,843	497,778
#	Wattyl, Ltd.	433,037	191,600
	WDS, Ltd.	303,393	365,945
	Webjet, Ltd.	373,212	396,114
	Webster, Ltd.	158,276	76,354
*	Wedgetail Mining, Ltd.	721,992	14,465
#	West Australian Newspapers Holdings, Ltd.	698,276	2,450,295
*#	Western Areas NL	529,359	2,496,367
*#	White Energy Co., Ltd.	141,468	196,588
#	Whitehaven Coal, Ltd.	125,289	315,540
#	WHK Group, Ltd.	1,202,433	918,251
#	Wide Bay Australia, Ltd.	67,978	378,012
	Willmott Forests, Ltd.	51,672	22,040
*#	Windimurra Vanadium, Ltd.	537,429	73,620
	Wotif.com Holdings, Ltd.	538,244	2,034,335
TOTAL COMMON STOCKS			284,797,618

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd. Series A	334,417	172,359

RIGHTS/WARRANTS — (0.0%)
*	Alliance Resources, Ltd. Rights 06/25/09	6,416	401
*	Chrome Corp., Ltd. Options 09/30/09	1,600	1
*	Cue Energy Resources, Ltd. Rights 07/16/09	90,470	—
*	Euroz, Ltd. Warrants 03/01/14	803	291
*	Geodynamics, Ltd. Warrants 12/08/09	197,163	9,532
*	Havilah Resources NL Warrants 04/30/10	2,017	57
*	Resource Generation, Ltd. Rights 07/20/09	33,645	678
*	Shield Mining, Ltd. Rights 08/05/09	19,497	236
*	Swick Mining Services, Ltd. Rights 07/21/09	4,508	200
*	UXC, Ltd. Warrants 03/31/10	94,269	1,139
TOTAL RIGHTS/WARRANTS			12,535
TOTAL — AUSTRALIA			284,982,512

HONG KONG — (18.4%)
COMMON STOCKS — (18.4%)
	AAC Acoustic Technologies Holdings, Inc.	518,000	410,016
	Aeon Credit Service (Asia) Co., Ltd.	740,000	457,022
	Aeon Stores Hong Kong Co., Ltd.	234,000	388,747
	Alco Holdings, Ltd.	1,468,000	362,757
	Allan International Holdings, Ltd.	592,000	80,084
	Allied Group, Ltd.	683,200	1,612,016

33

The Asia Pacific Small Company Series

continued

		Shares	Value††
*	Allied Properties, Ltd.	10,530,000	$1,386,464
	Amax Entertainment Holdings, Ltd.	1,650,000	51,958
*	APT Satellite Holdings, Ltd.	850,000	135,983
	Arts Optical International Holdings, Ltd.	730,000	216,187
	Asia Commercial Holdings, Ltd.	131,040	10,973
	Asia Financial Holdings, Ltd.	2,546,908	778,816
	Asia Satellite Telecommunications Holdings, Ltd.	962,000	1,097,728
	Asia Standard Hotel Group, Ltd.	135,050,188	815,670
	Asia Standard International Group, Ltd.	160,132,819	2,084,945
*	Asia TeleMedia, Ltd.	2,832,000	36,542
*	Associated International Hotels, Ltd.	954,000	1,906,481
	Automated Systems Holdings, Ltd.	340,000	107,007
*	Bal Holdings, Ltd.	9	—
*	Beijing Enterprises Water Group, Ltd.	364,000	75,157
	Bossini International Holdings, Ltd.	3,871,500	164,759
	Brightoil Petroleum Holdings, Ltd.	1,424,000	422,948
*	Burwill Holdings, Ltd.	7,148,960	199,486
	C C Land Holdings, Ltd.	3,344,000	2,148,128
	Cafe de Coral Holdings, Ltd.	140,000	278,977
*	Capital Estate, Ltd.	28,570,000	212,472
	Capital Strategic Investment, Ltd.	20,129,625	450,332
	CASH Financial Services Group, Ltd.	119,565	10,615
*#	CATIC International Holdings, Ltd.	5,332,000	170,225
*	Celestial Asia Securities Holdings, Ltd.	343,810	82,062
	Century City International Holdings, Ltd.	4,332,600	213,870
	Chevalier International Holdings, Ltd.	733,482	431,790
	Chevalier Pacific Holdings, Ltd.	355,250	48,098
*	China Best Group Holding, Ltd.	22,749,000	184,623
*	China Digicontent Co., Ltd.	2,710,000	3,497
*	China Electronics Corp. Holdings Co., Ltd.	890,250	88,120
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	115,203
*	China Infrastructure Investment, Ltd.	6,280,000	137,430
*	China Investments Holdings, Ltd.	210,000	6,494
	China Metal International Holdings, Ltd.	2,844,000	369,090
*	China Motion Telecom International, Ltd.	5,080,000	87,534
	China Motor Bus Co., Inc.	74,000	472,908
*	China Oil & Gas Group, Ltd.	1,573,200	73,720
*	China Properties Investment Holdings, Ltd.	880,000	12,342
*	China Resources Microelectronics, Ltd.	12,754,800	305,308
*	China Sciences Conservational Power, Ltd.	210,400	3,838
*	China Seven Star Shopping, Ltd.	12,410,000	146,822
*	China Strategic Holdings, Ltd.	1,670,000	60,025
*	China WindPower Group, Ltd.	4,760,000	520,165
	China Zirconium, Ltd.	116,400	61,549
*	Chinese People Holdings Co., Ltd.	8,960,000	391,838
	Chinney Investments, Ltd.	1,144,000	125,218
#	Chong Hing Bank, Ltd.	1,070,000	1,805,961
	Chow Sang Sang Holdings, Ltd.	1,291,680	981,170
	Chu Kong Shipping Development, Ltd.	1,584,000	232,494
	Chuang’s Consortium International, Ltd.	3,558,930	265,014
	Chun Wo Development Holdings, Ltd.	2,002,926	141,191

34

The Asia Pacific Small Company Series

continued

		Shares	Value††
	Chung Tai Printing Holdings, Ltd.	14,710,000	$509,865
*	City e-Solutions, Ltd.	186,000	12,587
	City Telecom, Ltd.	1,506,751	321,792
*	Clear Media, Ltd.	1,135,000	459,149
*	Climax International Co., Ltd.	40,700	131
*	CNT Group, Ltd.	10,329,264	243,243
*#	Coastal Greenland, Ltd.	6,588,000	582,883
*	COL Capital, Ltd.	2,749,840	275,055
*	Compass Pacific Holdings, Ltd.	1,248,000	29,680
	Computer & Technologies Holdings, Ltd.	432,000	69,019
	Continental Holdings, Ltd.	98,825	11,223
	Convenience Retail Asia, Ltd.	64,000	15,783
*	Cosmos Machinery Enterprises, Ltd.	1,616,400	91,402
	Cross-Harbour Holdings, Ltd.	591,520	430,493
#	Dah Sing Banking Group, Ltd.	684,800	673,745
	Dah Sing Financial Holdings, Ltd.	241,600	983,054
*	Daisho Microline Holdings, Ltd.	1,236,000	67,687
*	Dan Form Holdings Co., Ltd.	2,866,600	266,584
#	Daphne International Holdings, Ltd.	4,086,000	2,127,379
	Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	212,529
	Dickson Concepts International, Ltd.	825,000	350,517
*	Dragon Hill Wuling Automobile Holdings, Ltd.	112,500	15,753
*	Dynamic Global Holdings, Ltd.	3,522,000	48,131
	Dynamic Holdings, Ltd.	384,000	68,124
	Eagle Nice (International) Holdings, Ltd.	238,000	62,786
	EcoGreen Fine Chemical Group	1,112,000	214,933
*	Eforce Holdings, Ltd.	3,480,000	138,785
*#	EganaGoldpfeil Holdings, Ltd.	4,121,757	351,012
*	E-Kong Group, Ltd.	620,000	31,279
*	Emperor Capital Group, Ltd.	749,672	39,047
	Emperor Entertainment Hotel, Ltd.	2,410,000	214,287
	Emperor International Holdings, Ltd.	3,808,360	470,094
*	ENM Holdings, Ltd.	27,408,000	1,200,089
*	eSun Holdings, Ltd.	302,000	38,816
*	Extrawell Pharmaceutical Holdings, Ltd.	2,490,000	632,938
*	Ezcom Holdings, Ltd.	72,576	449
	Fairwood Holdings, Ltd.	316,600	305,384
#	Far East Consortium International, Ltd.	4,072,517	863,923
*	Far East Technology International, Ltd.	179,520	12,055
*	First Natural Foods Holdings, Ltd.	2,365,000	90,022
	Four Seas Food Investment Holdings, Ltd.	202,184	20,063
	Four Seas Mercantile Holdings, Ltd.	592,000	165,431
*	Frasers Property China, Ltd.	16,477,000	305,561
#	Fubon Bank Hong Kong, Ltd.	1,408,000	667,802
*	Fujian Holdings, Ltd.	117,800	9,845
	Fujikon Industrial Holdings, Ltd.	912,000	186,750
*#	Galaxy Entertainment Group, Ltd.	2,630,121	688,911
	Get Nice Holdings, Ltd.	16,152,000	1,222,170
#	Giordano International, Ltd.	6,984,000	1,454,944
*	Global Tech (Holdings), Ltd.	5,612,000	54,933
	Glorious Sun Enterprises, Ltd.	2,700,000	709,557

35

The Asia Pacific Small Company Series

continued

		Shares	Value††
	Gold Peak Industries (Holdings), Ltd.	3,080,250	$325,908
	Golden Resources Development International, Ltd.	2,848,500	144,895
*	Goldin Properties Holdings, Ltd.	1,876,000	729,365
	Golik Holdings, Ltd.	930,500	34,733
*	GR Vietnam Holdings, Ltd.	620,000	13,000
	Grande Holdings, Ltd.	882,000	87,649
	Great Eagle Holdings, Ltd.	245,499	513,452
*	Group Sense International, Ltd.	2,448,000	49,195
	Guangnan Holdings, Ltd.	1,779,600	214,925
	Hang Fung Gold Technology, Ltd.	1,972,482	165,433
*	Hans Energy Co., Ltd.	7,556,000	388,631
#	Harbour Centre Development, Ltd.	889,500	645,795
*	Heng Tai Consumables Group, Ltd.	4,759,500	217,304
*	Hi Sun Technology (China), Ltd.	519,000	84,063
	High Fashion International, Ltd.	268,000	49,076
	HKR International, Ltd.	2,950,336	1,213,681
*	Hong Fok Land, Ltd.	1,210,000	1,561
	Hong Kong and Shanghai Hotels, Ltd.	155,332	150,237
	Hong Kong Catering Management, Ltd.	542,796	105,229
	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	517,399
	Hongkong Chinese, Ltd.	4,482,000	421,050
*	Hop Fung Group Holdings, Ltd.	888,000	86,760
*	Hop Hing Group Holdings, Ltd.	792,318	36,556
	Hsin Chong Construction Group, Ltd.	1,569,658	159,439
	Huafeng Group Holdings, Ltd.	13,541,325	558,531
*	Huscoke Resources Holdings, Ltd.	670,000	42,295
	Hutchison Harbour Ring, Ltd.	14,446,000	1,097,852
	Hutchison Telecommunications International, Ltd.	305,000	71,629
*	HyComm Wireless, Ltd.	47,090	3,701
*	I.T., Ltd.	2,734,000	260,093
*	IDT International, Ltd.	6,240,183	150,222
#	Integrated Distribution Services Group, Ltd.	759,000	1,017,471
	IPE Group, Ltd.	1,140,000	67,490
	ITC Corp., Ltd.	893,645	64,557
*	ITC Properties Group, Ltd.	3,885,747	340,941
*	Jiuzhou Development Co., Ltd.	2,632,000	206,817
*	JLF Investment Co., Ltd.	1,036,250	90,858
#	Johnson Electric Holdings, Ltd.	1,444,500	386,384
	Joyce Boutique Holdings, Ltd.	1,530,000	30,142
*	Junefield Department Store Group, Ltd.	384,000	9,876
#	K Wah International Holdings, Ltd.	2,788,405	1,036,085
*	Kai Yuan Holdings, Ltd.	3,640,000	115,656
	Kantone Holdings, Ltd.	10,351,685	261,024
*	Karl Thomson Holdings, Ltd.	1,238,000	111,532
*	Karrie International Holdings, Ltd.	1,433,600	77,712
	Keck Seng Investments (Hong Kong), Ltd.	924,600	378,814
	Kee Shing Holdings	886,000	60,551
	Kin Yat Holdings, Ltd.	586,000	96,078
	King Fook Holdings	1,000,000	110,527
*	King Pacific International Holdings, Ltd.	1,404,200	22,105
#	Kingboard Laminates Holdings, Ltd.	954,000	481,393

36

The Asia Pacific Small Company Series

continued

		Shares	Value††
	Kingmaker Footwear Holdings, Ltd.	1,476,955	$135,940
*	Kong Sun Holdings, Ltd.	2,198,000	33,379
	Kowloon Development Co., Ltd.	2,021,000	1,769,163
*	KPI Co., Ltd.	396,000	17,350
*	KTP Holdings, Ltd.	560,400	43,340
	Kwoon Chung Bus Holdings, Ltd.	556,000	64,601
*	Lai Sun Development Co., Ltd.	118,936,800	1,943,493
	Lam Soon Hong Kong, Ltd.	302,310	126,610
	Le Saunda Holdings, Ltd.	1,424,000	171,853
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,981
	Lee & Man Holdings, Ltd.	1,780,000	323,055
#	Lee & Man Paper Manufacturing, Ltd.	1,504,400	1,467,091
	Lerado Group Holding Co., Ltd.	1,602,000	121,680
	Lippo, Ltd.	1,433,700	485,068
	Liu Chong Hing Investment, Ltd.	829,200	578,489
*	Loudong General Nice Resources China Holdings, Ltd.	25,506	3,222
	Luen Thai Holdings, Ltd.	1,345,000	88,267
	Luk Fook Holdings (International), Ltd.	1,192,000	525,395
#	Luks Industrial Group, Ltd.	302,913	159,408
*	Lung Cheong International Holdings, Ltd.	2,426,000	48,220
	Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	548,161
*	Magnificent Estates, Ltd.	12,744,000	187,068
	Mainland Headwear Holdings, Ltd.	765,600	98,473
	Man Yue International Holdings, Ltd.	1,084,000	216,096
	Matrix Holdings, Ltd.	1,067,414	60,478
*	Media China Co., Ltd.	33,420,000	253,041
*	Mei Ah Entertainment Group, Ltd.	1,732,000	111,779
	Melbourne Enterprises, Ltd.	45,500	352,321
*#	Melco International Development, Ltd.	2,228,000	1,221,511
*	Midas International Holdings, Ltd.	4,776,000	113,036
#	Midland Holdings, Ltd.	3,230,000	1,947,402
#	Min Xin Holdings, Ltd.	1,137,200	536,804
*#	Ming An Holdings Co., Ltd.	3,990,000	768,742
*#	Minmetals Holdings, Ltd.	2,670,000	398,544
	Miramar Hotel & Investment Co., Ltd.	772,000	738,650
	Nam Tai Electronic & Electrical Products, Ltd.	1,920,000	363,749
	Nanyang Holdings, Ltd.	137,500	170,028
	National Electronics Holdings, Ltd.	2,156,000	101,305
	Natural Beauty Bio-Technology, Ltd.	4,980,000	826,185
*	New Century Group Hong Kong, Ltd.	13,351,464	223,661
	New Island Printing Holdings, Ltd.	176,000	8,575
*	New World Mobile Holdings, Ltd.	22,140	6,116
	Next Media, Ltd.	6,106,000	824,150
	Norstar Founders Group, Ltd.	3,256,000	306,692
*	Orient Power Holdings, Ltd.	804,000	19,503
	Oriental Press Group, Ltd.	5,554,000	649,335
	Oriental Watch Holdings, Ltd.	610,000	120,861
#	Pacific Andes International Holdings, Ltd.	2,970,000	290,314
	Pacific Basin Shipping, Ltd.	790,000	499,165
*	Pacific Century Premium Developments, Ltd.	5,529,000	1,318,654
	Paliburg Holdings, Ltd.	2,348,830	390,105

37

The Asia Pacific Small Company Series

continued

		Shares	Value††
*	Paradise Entertainment, Ltd.	3,969,000	$18,407
	Paul Y Engineering Group, Ltd.	73,488	5,590
*#	Peace Mark Holdings, Ltd.	2,738,022	529,936
	Pegasus International Holdings, Ltd.	226,000	39,938
	Pico Far East Holdings, Ltd.	3,864,000	457,684
*	Playmates Toys, Ltd.	220,000	4,378
*	PME Group, Ltd.	950,000	38,862
	Pokfulam Development Co., Ltd.	234,000	120,743
*	Pokphand (C.P.) Co., Ltd.	5,970,000	188,142
*	Polyard Petroleum International Group, Ltd.	1,170,000	12,041
#	Ports Design, Ltd.	860,000	1,993,358
*	Premium Land, Ltd.	990,000	54,291
*	Proview International Holdings, Ltd.	11,635,322	277,078
#	Public Financial Holdings, Ltd.	2,176,000	974,111
*	Pyxis Group, Ltd.	1,936,000	61,952
*	QPL International Holdings, Ltd.	2,009,000	81,252
	Quality Healthcare Asia, Ltd.	478,995	166,653
	Raymond Industrial, Ltd.	1,547,400	115,745
#	Regal Hotels International Holdings, Ltd.	2,891,800	759,177
	Rivera Holdings, Ltd.	5,710,000	220,645
#	Road King Infrastructure, Ltd.	1,642,000	1,216,678
	Roadshow Holdings, Ltd.	1,456,000	112,605
	S.A.S. Dragon Holdings, Ltd.	1,456,000	170,999
	Sa Sa International Holdings, Ltd.	2,660,000	992,397
	Safety Godown Co., Ltd.	408,000	201,193
	Samson Paper Holdings, Ltd.	666,000	57,462
*	San Miguel Brewery Hong Kong, Ltd.	612,800	89,337
*	Sanyuan Group, Ltd.	415,000	8,032
	Sea Holdings, Ltd.	1,138,000	463,945
*	SEEC Media Group, Ltd.	2,550,000	54,598
*	Shanghai Zenghai Property, Ltd.	20,002,000	643,232
	Shell Electric Manufacturing Co., Ltd.	1,254,172	564,269
#	Shenyin Wanguo, Ltd.	1,212,500	636,113
	Shougang Concord Century Holdings, Ltd.	3,916,000	311,605
*	Shougang Concord Grand Group, Ltd.	2,451,000	149,453
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	172,943
#	Shui On Construction & Materials, Ltd.	534,000	720,453
*	Shun Ho Resources Holdings, Ltd.	483,000	59,107
*	Shun Ho Technology Holdings, Ltd.	1,037,452	81,483
	Shun Tak Holdings, Ltd.	2,188,000	1,373,936
	Silver Grant International Industries, Ltd.	5,033,000	738,281
*	Sincere Co., Ltd.	505,500	17,514
	Sing Tao News Corp., Ltd.	1,842,000	99,801
*	Sinocan Holdings, Ltd.	350,000	1,761
*	Sino-i Technology, Ltd.	51,703,158	373,606
*	Skyfame Realty Holdings, Ltd.	2,737,750	197,410
	Smartone Telecommunications Holdings, Ltd.	1,285,500	789,792
*	SMI Publishing Group, Ltd.	250,511	485
*	Solartech International Holdings, Ltd.	3,090,000	24,280
	South China (China), Ltd.	5,620,000	470,471
	South China Financial Holdings, Ltd.	4,872,000	42,458

38

The Asia Pacific Small Company Series

continued

		Shares	Value††
	Southeast Asia Properties & Finance, Ltd.	263,538	$51,056
*	Starlight International Holdings, Ltd.	1,903,792	69,871
	Stella International Holdings, Ltd.	178,000	286,494
*	Styland Holdings, Ltd.	101,991	325
*	Success Universe Group, Ltd.	5,560,000	261,084
	Sun Hing Vision Group Holdings, Ltd.	358,000	109,640
	Sun Hung Kai & Co., Ltd.	237,000	149,740
	Sunway International Holdings, Ltd.	866,000	22,224
	SW Kingsway Capitol Holdings, Ltd.	4,650,000	98,503
	Synergis Holdings, Ltd.	350,033	37,951
*	Tack Fat Group International, Ltd.	4,448,000	229,573
	Tai Cheung Holdings, Ltd.	1,799,000	1,015,906
	Tai Fook Securities Group, Ltd.	2,023,899	540,028
	Tai Sang Land Development, Ltd.	576,984	185,826
*	Tak Shun Technology Group, Ltd.	24,016,000	200,855
	Tak Sing Alliance Holdings, Ltd.	2,909,865	355,220
	Tan Chong International, Ltd.	1,212,000	228,106
*	TCC International Holdings, Ltd.	1,925,789	724,206
*	Technology Venture Holdings, Ltd.	58,600	13,352
	Techtronic Industries Co., Ltd.	3,354,000	2,314,952
*	Termbray Industries International (Holdings), Ltd.	2,304,900	294,152
	Tern Properties Co., Ltd.	61,200	23,688
*	Texhong Textile Group, Ltd.	1,930,000	191,538
	Texwinca Holdings, Ltd.	2,196,000	1,721,416
*	Tian Teck Land, Ltd.	1,076,000	810,836
*	Tomorrow International Holdings, Ltd.	1,296,420	91,822
	Tongda Group Holdings, Ltd.	5,470,000	88,684
*#	Top Form International, Ltd.	2,760,000	119,021
*	Topsearch International (Holdings), Ltd.	3,860,000	89,154
	Transport International Holdings, Ltd.	40,000	106,679
	Tristate Holdings, Ltd.	188,000	39,954
	Truly International Holdings, Ltd.	1,074,000	813,384
	Tungtex (Holdings) Co., Ltd.	910,000	194,412
	Tysan Holdings, Ltd.	1,040,773	115,428
*	United Gene High-Tech Group, Ltd.	321,600	16,573
*	United Power Investment, Ltd.	5,696,000	297,506
*	U-Right International Holdings, Ltd.	4,746,000	8,573
	USI Holdings, Ltd.	1,452,999	420,943
*	Value Partners Group, Ltd.	201,000	86,464
	Van Shung Chong Holdings, Ltd.	2,245,335	150,119
#	Varitronix International, Ltd.	1,093,293	278,887
	Vedan International (Holdings), Ltd.	3,144,000	230,650
	Veeko International Holdings, Ltd.	1,532,981	26,247
	Victory City International Holdings, Ltd.	2,759,185	341,746
*	Vital Biotech Holdings, Ltd.	470,000	14,290
#	Vitasoy International Holdings, Ltd.	3,537,000	1,843,016
*	Vongroup, Ltd.	10,865,000	332,886
	Vtech Holdings, Ltd.	120,000	817,256
	Wah Ha Realty Co., Ltd.	278,600	68,231
*	Wai Kee Holdings, Ltd.	8,218,738	1,355,387
	Wang On Group, Ltd.	3,663,432	73,881

39

The Asia Pacific Small Company Series

continued

		Shares	Value††
*	Warderly International Holdings, Ltd.	520,000	$32,206
*	Winfoong International, Ltd.	1,210,000	20,106
	Wing On Co. International, Ltd.	785,000	911,356
	Wing Shan International, Ltd.	896,000	79,497
	Wong’s International (Holdings), Ltd.	737,641	72,360
	Wong’s Kong King International (Holdings), Ltd.	120,000	9,732
#	Xinyi Glass Holding Co., Ltd.	1,458,000	1,250,441
*	Xpress Group, Ltd.	3,464,000	35,545
	Y. T. Realty Group, Ltd.	965,000	169,194
	Yangtzekiang Garment, Ltd.	607,500	102,463
	Yau Lee Holdings, Ltd.	534,000	72,742
	YGM Trading, Ltd.	284,000	131,289
	Yip’s Chemical Holdings, Ltd.	1,344,000	683,736
*	Yueshou Environmental Holdings, Ltd.	510,800	11,368
*	Yugang International, Ltd.	123,976,000	1,496,966
*	Yunnan Enterprises Holdings, Ltd.	240,000	16,031
TOTAL COMMON STOCKS			116,750,773

RIGHTS/WARRANTS — (0.0%)
*	Asia Standard Hotel Group, Ltd. Rights 08/27/10	5,122,000	—
*	Asia Standard International Group, Ltd. Warrants 09/07/09	4,881,864	—
*	COL Capital, Ltd. Warrants 07/27/09	110,648	143
*	Hop Hing Group Holdings, Ltd. Warrants 05/31/13	158,463	4,008
*	ITC Corp., Ltd. Warrants 11/04/09	1,154,917	1,490
*	ITC Properties Group, Ltd. Warrants 06/02/10	4,368,736	5,637
*	Lippo, Ltd. Warrants 07/04/11	122,470	5,926
*	Loudong General Nice Resources China Holdings, Ltd. Rights 07/16/09	10,202	421
*	Man Yue International Holdings, Ltd. Warrants 06/05/09	108,400	140
*	Matsunichi Communications Holdings, Ltd. Warrants 08/28/10	191,400	—
*	Samson Paper Holdings, Ltd. Warrants 06/04/10	111,000	2,005
*	South China (China), Ltd. Rights 09/06/10	1,124,000	40,609
TOTAL RIGHTS/WARRANTS			60,379
TOTAL — HONG KONG			116,811,152

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	3,670
*	Rekapacific Berhad	473,000	—
TOTAL — MALAYSIA			3,670

NEW ZEALAND — (6.0%)
COMMON STOCKS — (6.0%)
	Abano Healthcare Group, Ltd.	31,300	99,975
*	AFFCO Holdings, Ltd.	1,806,887	507,335
	Air New Zealand, Ltd.	1,348,955	783,853
	Auckland International Airport, Ltd.	1,044,407	1,083,985
	Cavalier Corp., Ltd.	283,674	329,157
*	CDL Investments New Zealand, Ltd.	395,965	53,709
	Colonial Motor Co., Ltd.	126,795	196,502
	Ebos Group, Ltd.	161,966	564,401

40

The Asia Pacific Small Company Series

continued

		Shares	Value††
#	Fisher & Paykel Appliances Holdings, Ltd.	2,969,564	$1,281,709
	Fisher & Paykel Healthcare Corp., Ltd.	2,418,756	4,556,367
#	Freightways, Ltd.	778,937	1,421,443
#	Hallenstein Glassons Holdings, Ltd.	241,638	380,128
	Hellaby Holdings, Ltd.	242,239	174,994
	Horizon Energy Distribution, Ltd.	40,420	82,200
	Infratil, Ltd.	2,123,579	2,383,081
	Mainfreight, Ltd.	462,988	1,259,717
	Methven, Ltd.	10,000	8,692
	Michael Hill International, Ltd.	1,534,152	594,032
	Millennium & Copthorne Hotels New Zealand, Ltd.	1,387,344	349,906
	New Zealand Exchange, Ltd.	71,379	331,433
	New Zealand Oil & Gas, Ltd.	1,729,024	1,757,450
	New Zealand Refining Co., Ltd.	515,110	2,275,423
	Northland Port Corp. (New Zealand), Ltd.	219,997	300,467
	Nuplex Industries, Ltd.	904,126	874,074
	Port of Tauranga, Ltd.	566,944	2,248,760
*	ProvencoCadmus, Ltd.	524,201	22,954
#	Pumpkin Patch, Ltd.	606,913	583,008
	Pyne Gould Guinness, Ltd.	1,067,181	777,501
	Restaurant Brand New Zealand, Ltd.	369,175	250,280
*	Richina Pacific, Ltd.	309,644	71,921
*#	Rubicon, Ltd.	974,601	505,681
#	Ryman Healthcare, Ltd.	2,310,248	2,380,845
	Sanford, Ltd.	409,164	1,423,020
*	Scott Technology, Ltd.	60,843	31,794
*	Seafresh Fisheries, Ltd.	80,520	1,455
	Skellerup Holdings, Ltd.	180,205	59,219
	Sky City Entertainment Group, Ltd.	2,535,089	4,379,153
	Sky Network Television, Ltd.	184,878	495,655
	South Port New Zealand, Ltd.	30,744	41,353
#	Steel & Tube Holdings, Ltd.	404,138	730,992
	Taylors Group, Ltd.	29,646	30,598
*	Tenon, Ltd.	19,132	10,498
	Tourism Holdings, Ltd.	402,452	108,954
	Tower, Ltd.	724,905	807,811
	Trustpower, Ltd.	3,300	16,333
	Vector, Ltd.	316,231	416,022
	Warehouse Group, Ltd.	497,796	1,206,223
TOTAL — NEW ZEALAND			38,250,063

SINGAPORE — (13.8%)
COMMON STOCKS — (13.8%)
*	Addvalue Technologies, Ltd.	1,043,000	28,860
	Advanced Holdings, Ltd.	691,000	73,641
	Allgreen Properties, Ltd.	2,604,000	1,810,073
	Apollo Enterprises, Ltd.	302,000	234,585
	Aqua-Terra Supply Co., Ltd.	641,000	92,979
	Armstrong Industrial Corp., Ltd.	1,460,000	175,608
*	ASA Group Holdings, Ltd.	336,000	8,146
*	Asia Environment Holdings, Ltd.	528,793	70,782

41

The Asia Pacific Small Company Series

continued

		Shares	Value††
*	Asia-Pacific Strategic Investments, Ltd.	1,410	$234
	ASL Marine Holdings, Ltd.	497,000	285,410
	A-Sonic Aerospace, Ltd.	626,996	26,040
	Aussino Group, Ltd.	967,000	66,763
*	Ban Joo & Co., Ltd.	928,000	31,847
	Best World International, Ltd.	307,500	50,837
	Beyonics Technology, Ltd.	9,328,300	1,056,217
	Bonvests Holdings, Ltd.	990,000	522,794
	Broadway Industrial Group, Ltd.	461,000	100,032
	Brothers (Holdings), Ltd.	504,628	59,229
#	Bukit Sembawang Estates, Ltd.	341,003	848,408
	CEI Contract Manufacturing, Ltd.	432,000	32,111
	Cerebos Pacific, Ltd.	528,000	1,077,966
#	CH Offshore, Ltd.	1,568,200	534,171
*#	Chartered Semiconductor Manufacturing, Ltd.	1,362,340	1,919,885
	Chemical Industries (Far East), Ltd.	105,910	31,442
	China Aviation Oil Singapore Corp., Ltd.	48,000	36,974
*	China Dairy Group, Ltd.	1,502,000	143,732
*#	China Energy, Ltd.	3,110,000	478,972
	China Merchants Holdings Pacific, Ltd.	809,000	298,643
	Chip Eng Seng Corp., Ltd.	1,775,000	433,328
	Chosen Holdings, Ltd.	1,284,000	93,082
	Chuan Hup Holdings, Ltd.	4,385,000	755,727
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	4,239
	Comfortdelgro Corp., Ltd.	435,000	383,208
*	Compact Metal Industries, Ltd.	643,000	5,549
#	Cosco Corp. (Singapore), Ltd.	1,397,000	1,196,441
*#	Creative Technology Co., Ltd.	257,350	639,059
#	CSC Holdings, Ltd.	1,829,000	188,692
	CSE Global, Ltd.	1,854,000	689,147
	CWT, Ltd.	1,384,500	457,850
*#	Delong Holdings, Ltd.	1,287,000	878,616
*	Digiland International, Ltd.	11,763,000	40,604
*	Eagle Brand Holdings, Ltd.	14,387,000	395,170
*	Eastern Asia Technology, Ltd.	1,205,000	54,194
*	Ellipsiz, Ltd.	123,000	7,198
	Engro Corp., Ltd.	354,000	197,970
*	Enviro-Hub Holdings, Ltd.	1,445,666	183,099
	Eu Yan Sang International, Ltd.	182,000	39,427
*	Eucon Holdings, Ltd.	3,096,000	69,036
*#	Ezra Holdings, Ltd.	1,355,000	1,077,640
#	F.J. Benjamin Holdings, Ltd.	1,095,000	165,987
	Federal International (2000), Ltd.	657,000	112,995
*	Firstlink Investments Corp., Ltd.	1,951,000	50,064
*	Fischer Tech, Ltd.	244,000	15,162
	Food Empire Holdings, Ltd.	1,094,400	244,210
	Freight Links Express Holdings, Ltd.	3,893,000	133,359
*	Fu Yu Corp., Ltd.	3,993,750	222,484
*	Gallant Venture, Ltd.	1,310,000	198,300
	GK Goh Holdings, Ltd.	1,463,000	559,417
#	Goodpack, Ltd.	1,559,000	981,918

42

The Asia Pacific Small Company Series

continued

		Shares	Value††
	GP Batteries International, Ltd.	395,000	$226,352
	GP Industries, Ltd.	3,054,209	651,690
	Grand Banks Yachts, Ltd.	250,000	74,373
#	Guocoland, Ltd.	495,500	549,666
	Hersing Corp., Ltd.	1,285,000	212,658
#	Hi-P International, Ltd.	2,187,000	903,731
#	Ho Bee Investment, Ltd.	945,000	532,367
*	Hong Fok Corp., Ltd.	6,124,700	1,977,553
	Hong Leong Asia, Ltd.	868,000	895,924
	Hotel Grand Central, Ltd.	1,060,514	416,826
#	Hotel Properties, Ltd.	1,679,600	1,872,645
	Hour Glass, Ltd.	622,744	248,283
#	HTL International Holdings, Ltd.	1,691,843	314,607
*	Huan Hsin Holdings, Ltd.	1,138,400	160,997
	HupSteel, Ltd.	1,687,875	238,287
	Hwa Hong Corp., Ltd.	2,436,000	662,666
#	Hyflux, Ltd.	1,230,000	1,861,635
#	IDT Holdings, Ltd.	693,000	191,134
	IFS Capital, Ltd.	382,800	111,157
*	Indofood Agri Resources, Ltd.	456,000	381,884
*	Informatics Education, Ltd.	1,339,000	41,407
#	InnoTek, Ltd.	613,000	75,859
*	Intraco, Ltd.	608,500	100,829
	IPC Corp., Ltd.	1,512,000	114,573
	Isetan (Singapore), Ltd.	122,500	266,067
*	Jadason Enterprises, Ltd.	1,108,000	49,684
*	Jasper Investments, Ltd.	90,680	8,456
#	Jaya Holdings, Ltd.	2,265,000	536,380
*	JK Yaming International Holdings, Ltd.	907,000	220,738
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	38,451
	K1 Ventures, Ltd.	5,227,500	539,273
	Keppel Land, Ltd.	1,208,000	1,831,450
	Keppel Telecommunications and Transportation, Ltd.	1,757,800	1,679,166
	Khong Guan Flour Milling, Ltd.	38,000	25,580
	Kian Ann Engineering, Ltd.	1,302,000	134,682
	Kian Ho Bearings, Ltd.	781,500	75,539
	Kim Eng Holdings, Ltd.	1,361,620	1,741,326
	Koh Brothers Group, Ltd.	1,494,000	215,822
#	KS Energy Services, Ltd.	498,000	404,120
*	L & M Group Investments, Ltd.	7,107,100	24,534
	Lafe Corp., Ltd.	1,234,800	63,677
*	LanTroVision (S), Ltd.	5,028,750	121,465
	LC Development, Ltd.	2,041,254	252,721
	Lee Kim Tah Holdings, Ltd.	1,600,000	463,960
	Lion Asiapac, Ltd.	473,000	60,496
	Low Keng Huat Singapore, Ltd.	2,232,000	392,313
	Lum Chang Holdings, Ltd.	1,134,030	183,046
*	Manhattan Resources, Ltd.	668,000	252,724
*	Manufacturing Integration Technology, Ltd.	588,000	32,477
*#	Mediaring.Com, Ltd.	4,262,500	307,519
	Memtech International, Ltd.	1,322,000	78,742

43

The Asia Pacific Small Company Series

continued

		Shares	Value††
	Metro Holdings, Ltd.	1,994,960	$756,838
#	Midas Holdings, Ltd.	1,530,000	823,871
*	Mirach Energy, Ltd.	460,000	12,683
	Miyoshi Precision, Ltd.	553,500	40,405
	MobileOne, Ltd.	1,794,000	1,893,792
*	Multi-Chem, Ltd.	1,263,000	126,440
#	Neptune Orient Lines, Ltd.	997,500	1,012,646
	Nera Telecommunications, Ltd.	1,272,000	253,640
	New Toyo International Holdings, Ltd.	1,043,000	126,245
	NSL, Ltd.	414,000	359,742
	Olam International, Ltd.	900,000	1,500,826
*	Orchard Parade Holdings, Ltd.	956,022	566,675
*	Osim International, Ltd.	101,000	26,079
	Ossia International, Ltd.	750,554	63,826
*	Overseas Union Enterprise, Ltd.	80,000	544,557
	Pan Pacific Hotels Group, Ltd.	1,687,500	1,370,954
#	Pan-United Corp., Ltd.	2,060,000	717,071
#	Parkway Holdings, Ltd.	565,133	648,145
	PCI, Ltd.	734,000	125,927
*	Penguin International, Ltd.	400,000	28,819
	Pertama Holdings, Ltd.	459,750	79,355
#	Petra Foods, Ltd.	881,000	497,857
	Popular Holdings, Ltd.	2,719,500	271,934
*	PSC Corp., Ltd.	1,973,419	272,183
	QAF, Ltd.	881,000	204,333
	Qian Hu Corp., Ltd.	674,600	53,358
#	Raffles Education Corp., Ltd.	3,773,893	1,426,904
	Rotary Engineering, Ltd.	1,703,600	819,108
	San Teh, Ltd.	1,006,087	190,210
	SBS Transit, Ltd.	962,500	1,061,169
*	SC Global Developments, Ltd.	42,000	32,673
	Sim Lian Group, Ltd.	1,380,000	391,027
*	Sing Holdings, Ltd.	36,666	5,319
	Sing Investments & Finance, Ltd.	198,450	155,938
#	Singapore Land, Ltd.	126,000	464,433
	Singapore Petroleum Co., Ltd.	799,000	3,411,280
	Singapore Post, Ltd.	3,567,900	2,201,496
	Singapore Reinsurance Corp., Ltd.	1,864,530	292,332
	Singapore Shipping Corp., Ltd.	1,765,000	298,840
	Singapura Finance, Ltd.	174,062	145,972
	Sinwa, Ltd.	259,000	36,624
	SMB United, Ltd.	2,010,000	241,781
	SMRT Corp., Ltd.	999,000	1,163,677
*	SP Corp., Ltd.	454,000	17,240
	SSH Corp., Ltd.	1,307,000	157,362
	Stamford Land Corp., Ltd.	2,946,000	639,213
	Straco Corp., Ltd.	130,000	11,444
#	Straits Asia Resources, Ltd.	1,380,000	1,655,575
*	Sunningdale Tech, Ltd.	10,871,000	709,675
*	Sunright, Ltd.	378,000	39,147
	Superbowl Holdings, Ltd.	980,000	99,005

44

The Asia Pacific Small Company Series

continued

		Shares	Value††
	Superior Multi-Packaging, Ltd.	490,500	$29,632
*#	Swiber Holdings, Ltd.	801,000	458,058
	Tat Hong Holdings, Ltd.	1,169,000	780,531
*	Thakral Corp., Ltd.	6,028,000	248,541
#	Tiong Woon Corp. Holding, Ltd.	1,060,000	291,239
	Transcu Group, Ltd.	265,000	44,720
	Trek 2000 International, Ltd.	1,004,000	96,605
*	TT International, Ltd.	480	10
	UMS Holdings, Ltd.	941,000	88,531
#	United Engineers, Ltd.	829,666	948,678
	United Envirotech, Ltd.	352,000	29,108
	United Industrial Corp., Ltd.	352,000	436,901
	United Overseas Insurance, Ltd.	188,250	347,814
*	United Pulp & Paper Co., Ltd.	708,000	53,681
	UOB-Kay Hian Holdings, Ltd.	1,585,000	1,465,058
	UOL Group, Ltd.	573,000	1,300,169
	Venture Corp., Ltd.	504,000	2,418,282
	Vicom, Ltd.	120,000	148,978
	WBL Corp., Ltd.	600,000	1,594,049
	Wheelock Properties, Ltd.	1,207,000	1,370,193
	Wing Tai Holdings, Ltd.	1,619,000	1,504,581
	Xpress Holdings, Ltd.	3,079,000	159,135
#	Yangzijiang Shipbuilding Holdings, Ltd.	2,706,000	1,450,320
#	Yanlord Land Group, Ltd.	399,000	625,526
#	Yellow Pages (Singapore), Ltd.	299,000	69,408
	YHI International, Ltd.	1,174,000	146,074
	Yoma Strategic Holdings, Ltd.	132,000	6,835
	Yongnam Holdings, Ltd.	1,970,000	290,869
*	Zhongguo Jilong, Ltd.	249,876	7,631
TOTAL COMMON STOCKS			87,843,866

RIGHTS/WARRANTS — (0.0%)
*	Manhattan Resources, Ltd. Warrants 04/09/11	200,400	17,987
*	Qian Hu Corp., Ltd. Rights 09/19/10	204,100	11,625
TOTAL RIGHTS/WARRANTS			29,612

TOTAL — SINGAPORE			87,873,478

		Face
		Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 07/01/09
	(Collateralized by $235,000 FNMA 5.00%, 06/01/23,
	valued at $206,441) to be repurchased at $203,001	$203	203,000

		Shares
SECURITIES LENDING COLLATERAL — (16.9%)
§@	DFA Short Term Investment Fund LP	105,920,765	105,920,765

45

The Asia Pacific Small Company Series

continued

	Face
	Amount	Value†
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.09%, 07/01/09
(Collateralized by various corporate obligations, ranging in par value from $202,810 to $20,145,237, rates ranging from 5.450% to 7.000%, maturities ranging from 09/01/32 to 11/15/38, valued at $1,118,458) to
be repurchased at $1,044,000	$1,044	$1,043,997
TOTAL SECURITIES LENDING COLLATERAL		106,964,762

TOTAL INVESTMENTS — (100.0%)
(Cost $722,567,988)		$635,088,637

See accompanying notes to financial statements.

46

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2009
(Unaudited)

		Shares	Value
COMMON STOCKS — (98.4%)
Consumer Discretionary — (20.4%)
	4imprint Group P.L.C.	96,735	$179,802
	Aegis Group P.L.C.	3,311,021	5,035,816
	Aga Rangemaster Group P.L.C.	288,143	437,273
	Arena Leisure P.L.C.	1,372,024	530,080
	Bellway P.L.C.	406,536	4,086,339
	Bloomsbury Publishing P.L.C.	271,841	553,590
#	Bovis Homes Group P.L.C.	474,842	2,901,866
	BPP Holdings P.L.C.	216,656	2,194,697
	Burberry Group P.L.C.	277,987	1,937,341
	Caffyns P.L.C.	6,000	30,619
	Carpetright P.L.C.	167,232	1,546,081
	Carphone Warehouse Group P.L.C.	359,272	936,078
	Centaur Media P.L.C.	617,725	381,914
	Chime Communications P.L.C.	211,086	421,235
*	Chrysalis Group P.L.C.	107,232	103,360
	Churchill China P.L.C.	30,000	113,248
	Clinton Cards P.L.C.	740,506	379,666
	Cosalt P.L.C.	82,921	68,377
	Daily Mail & General Trust P.L.C. Series A	590,153	2,768,419
	Debenhams P.L.C.	1,394,313	1,864,172
	Dignity P.L.C.	255,526	2,526,640
	DSG International P.L.C.	9,458,157	3,581,353
	Dunelm Group P.L.C.	17,747	64,448
*	eaga P.L.C.	140,286	303,996
	Enterprise Inns P.L.C.	326,745	672,345
	Euromoney Institutional Investor P.L.C.	327,218	1,100,631
	Findel P.L.C.	377,636	242,458
*	Forminster P.L.C.	43,333	2,673
	French Connection Group P.L.C.	373,475	356,511
	Fuller Smith & Turner P.L.C.	129,026	1,052,963
	Future P.L.C.	1,324,863	382,563
*	Galiform P.L.C.	45,000	26,163
	Game Group P.L.C.	1,441,697	3,911,771
# *	Games Workshop Group P.L.C.	101,889	436,349
	GKN P.L.C.	411,453	841,931
	Greene King P.L.C.	678,286	4,324,151
	Halfords Group P.L.C.	857,331	4,395,916
	Haynes Publishing Group P.L.C.	14,703	35,700
	Headlam Group P.L.C.	330,383	1,381,946

47

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value
	Henry Boot P.L.C.	426,786	$466,886
#	HMV Group P.L.C.	1,627,244	3,024,333
	Holidaybreak P.L.C.	205,158	947,752
	Hornby P.L.C.	154,220	258,786
	Huntsworth P.L.C.	795,153	717,816
	Inchcape P.L.C.	776,534	243,147
*	Informa P.L.C.	1,012,475	3,656,818
	ITV P.L.C.	1,921,216	1,110,954
	J.D. Wetherspoon P.L.C.	495,516	3,170,715
	JD Sports Fashion P.L.C.	122,850	967,944
	JJB Sports P.L.C.	750,992	391,092
	John Menzies P.L.C.	244,534	691,025
	Kesa Electricals P.L.C.	2,031,662	3,721,410
	Ladbrokes P.L.C.	1,188,699	3,602,262
	Laura Ashley Holdings P.L.C.	2,806,720	715,690
	Lookers P.L.C.	689,354	716,786
	Luminar Group Holdings P.L.C.	260,932	495,121
#	Manganese Bronze Holdings P.L.C.	68,818	268,692
	Marston's P.L.C.	1,192,685	2,334,268
	Millennium and Copthorne Hotels P.L.C.	572,461	2,231,865
*	Mitchells & Butlers P.L.C.	18,511	75,695
	Mothercare P.L.C.	324,479	2,566,003
	N Brown Group P.L.C.	940,705	3,330,084
	Pace P.L.C.	747,903	2,448,066
# *	PartyGaming P.L.C.	98,960	399,822
	Pendragon P.L.C.	2,285,154	1,198,840
	Persimmon P.L.C.	469,979	2,712,369
#	Pinewood Shepperton P.L.C.	182,105	465,388
*	Rank Group P.L.C.	876,100	924,903
*	Redrow P.L.C.	626,857	2,029,142
	Restaurant Group P.L.C.	732,507	1,724,176
	Rightmove P.L.C.	236,332	1,369,500
	Smiths News P.L.C.	674,129	1,226,971
*	Sportech P.L.C.	329,794	387,847
	Sports Direct International P.L.C.	383,193	517,596
	St. Ives Group P.L.C.	436,379	371,906
*	Stylo P.L.C.	64,096	5,009
	Ted Baker P.L.C.	161,086	1,037,772
*	The Berkeley Group Holdings P.L.C.	320,225	4,245,097
	The Vitec Group P.L.C.	160,303	686,820
*	Topps Tiles P.L.C.	761,166	927,650
	Trinity Mirror P.L.C.	47,137	44,419
	United Business Media P.L.C.	864,643	5,700,128
	UTV Media P.L.C.	217,432	232,712
*	Wagon P.L.C.	237,979	7,556
	WH Smith P.LC.	588,205	4,057,926
	Whitbread P.L.C.	136,622	1,842,807
	William Hill P.L.C.	1,297,070	4,200,745
	Wilmington Group P.L.C.	346,234	649,383
#	Yell Group P.L.C.	1,192,528	516,952
Total Consumer Discretionary			127,747,127

48

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value
Consumer Staples — (4.2%)
	A.G. Barr P.L.C.	64,286	$1,319,252
	Anglo-Eastern Plantations P.L.C.	108,333	637,646
	Britvic P.L.C.	567,955	2,610,527
	Cranswick P.L.C.	174,592	1,636,567
	Dairy Crest Group P.L.C.	520,119	2,752,489
	Devro P.L.C.	605,749	913,612
*	European Home Retail P.L.C.	109,256	—
	Greggs P.L.C.	407,865	2,509,042
	Mcbride P.L.C.	781,394	1,888,628
	Northern Foods P.L.C.	1,936,149	1,660,942
*	Premier Foods P.L.C.	3,586,651	2,179,182
	PZ Cussons P.L.C.	1,356,078	4,419,002
	R.E.A. Holdings P.L.C.	49,233	315,048
	Robert Wiseman Dairies P.L.C.	237,065	1,474,819
	Tate & Lyle P.L.C.	151,298	794,621
	Thorntons P.L.C.	313,060	390,740
# *	Uniq P.L.C.	463,373	201,867
	Young & Co.'s Brewery P.L.C.	40,000	249,623
	Young & Co.'s Brewery P.L.C. Series A	20,936	163,648
Total Consumer Staples			26,117,255

Energy — (6.7%)
	Anglo Pacific Group P.L.C.	426,647	1,011,335
*	Dana Petroleum P.L.C.	326,327	7,533,841
*	Emerald Energy P.L.C.	214,462	1,757,890
*	Fortune Oil P.L.C.	5,889,851	600,365
*	Hardy Oil & Gas P.L.C.	46,779	262,875
# *	Heritage Oil, Ltd.	183,095	1,609,500
	Hunting P.L.C.	448,514	3,321,537
	James Fisher & Sons P.L.C.	189,802	1,286,609
	JKX Oil and Gas P.L.C.	483,996	1,640,729
	John Wood Group P.L.C.	370,263	1,630,229
	Melrose Resources P.L.C.	350,009	1,499,378
# *	Premier Oil P.L.C.	320,409	5,771,132
*	Salamander Energy P.L.C.	274,153	880,754
*	Soco International P.L.C.	264,747	4,985,251
*	UK Coal P.L.C.	573,596	1,185,055
	Venture Production P.L.C.	442,513	5,915,541
	Wellstream Holdings P.L.C.	114,781	969,458
Total Energy			41,861,479

Financials — (14.4%)
	Aberdeen Asset Management P.L.C.	2,590,854	5,289,820
	Amlin P.L.C.	1,027,564	5,122,778
	Arbuthnot Banking Group P.L.C.	67,329	335,754
	Ashmore Group P.L.C.	350,441	1,093,365
*	BCB Holdings, Ltd.	5,979	12,239
*	Beazley P.L.C.	1,047,415	1,679,369
	BlueBay Asset Management P.L.C.	154,645	539,892

49

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value
	Brewin Dolphin Holdings P.L.C.	870,024	$1,871,513
	Brit Insurance Holdings P.L.C.	1,289,236	4,012,079
	Capital & Regional P.L.C.	271,596	145,418
	Catlin Group, Ltd.	977,375	5,176,205
	Charles Stanley Group P.L.C.	123,753	486,832
	Charles Taylor Consulting P.L.C.	139,215	425,861
	Chesnara P.L.C.	171,258	412,149
	Close Brothers Group P.L.C.	481,680	5,215,734
	Daejan Holdings P.L.C.	36,248	1,150,639
	Development Securities P.L.C.	201,060	867,907
#	DTZ Holdings P.L.C.	220,478	178,231
	Evolution Group P.L.C.	1,150,083	2,764,231
	Hansard Global P.L.C.	4,765	10,189
	Hardy Underwriting Group P.L.C.	153,854	722,427
	Hargreaves Lansdown P.L.C.	353,836	1,194,184
	Helical Bar P.L.C.	386,959	2,100,386
#	Henderson Group P.L.C.	2,936,019	4,462,030
	Hiscox, Ltd.	1,535,730	7,316,341
	IG Group Holdings P.L.C.	1,256,927	5,801,269
*	Industrial & Commercial Holdings P.L.C.	5,000	123
	Intermediate Capital Group P.L.C.	326,494	2,607,904
	International Personal Finance P.L.C.	883,513	1,067,776
*	IP Group P.L.C.	250,011	197,753
	Jardine Lloyd Thompson Group P.L.C.	672,216	4,462,754
	Liontrust Asset Management P.L.C.	129,935	228,617
# *	LSL Property Services P.L.C.	131,485	305,809
*	MWB Group Holdings P.L.C.	379,622	306,484
	Novae Group P.L.C.	234,668	1,198,489
	Park Group P.L.C.	166,600	56,864
#	Provident Financial P.L.C.	485,695	6,348,480
	Quintain Estates & Development P.L.C.	288,516	238,693
	Rathbone Brothers P.L.C.	159,131	2,147,086
	Rensburg Sheppards P.L.C.	168,448	1,498,443
*	Rutland Trust P.L.C.	85,288	94,011
	S&U P.L.C.	21,140	130,480
	Savills P.L.C.	449,406	2,124,636
*	Shellproof, Ltd.	1,156	666
	Shore Capital Group P.L.C.	1,193,004	510,724
	St. Jame's Place P.L.C.	712,044	2,319,971
	St. Modwen Properties P.L.C.	689,494	2,063,990
	Tullett Prebon P.L.C.	757,461	3,700,131
	Unite Group P.L.C.	162,494	364,065
Total Financials			90,360,791

Health Care — (3.6%)
*	Alizyme P.L.C.	660,805	29,146
*	Antisoma P.L.C.	2,024,536	799,317
*	Ark Therapeutics Group P.L.C.	638,344	465,101
	Assura Group, Ltd.	48,153	25,419
*	Axis-Shield P.L.C.	224,506	1,246,959
	Biocompatibles International P.L.C.	147,081	443,834

50

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value
	Bioquell P.L.C.	90,893	$198,903
*	BTG P.L.C.	730,460	1,745,053
	Care UK P.L.C.	199,792	1,005,965
	Consort Medical P.L.C.	116,271	709,425
	Corin Group P.L.C.	151,637	149,874
	Dechra Pharmaceuticals P.L.C.	201,204	1,398,605
	Genetix Group P.L.C.	151,246	134,219
	Genus P.L.C.	157,057	1,299,162
	Goldshield Group P.L.C.	119,590	699,487
	Hikma Pharmaceuticals P.L.C.	430,418	3,335,040
	Nestor Healthcare Group P.L.C.	443,850	206,674
*	Oxford Biomedica P.L.C.	2,123,042	426,760
*	Prostrakan Group P.L.C.	38,359	54,728
*	Renovo Group P.L.C.	95,255	41,052
# *	SkyePharma P.L.C.	55,765	108,198
*	Southern Cross Healthcare, Ltd.	195,059	455,148
	SSL International P.L.C.	745,205	6,363,738
*	Vectura Group P.L.C.	1,009,075	1,131,176
*	William Ransom & Son P.L.C.	30,000	2,361
Total Health Care			22,475,344

Industrials — (31.6%)
*	AEA Technology P.L.C.	539,970	248,800
	Aggreko P.L.C.	583,754	4,989,137
	Air Partner P.L.C.	37,086	302,215
	Alumasc Group P.L.C.	131,547	193,194
	Arriva P.L.C.	630,725	4,221,715
	Ashtead Group P.L.C.	1,976,882	1,852,214
	Atkins WS P.L.C.	425,663	4,184,141
*	Autologic Holdings P.L.C.	96,590	50,440
	Babcock International Group P.L.C.	853,247	6,769,079
	Balfour Beatty P.L.C.	68,723	350,198
	BBA Aviation P.L.C.	1,204,134	2,264,425
	Bodycote P.L.C.	722,295	1,530,351
	Braemar Shipping Services P.L.C.	81,108	450,972
	Brammer P.L.C.	185,266	392,871
*	British Airways P.L.C.	92,560	190,719
	BSS Group P.L.C.	489,152	2,068,841
	Business Post Group P.L.C.	199,191	920,579
	Camellia P.L.C.	2,437	275,078
	Carillion P.L.C.	1,523,518	6,334,817
	Carr's Milling Industries P.L.C.	35,330	256,681
# *	Carter & Carter Group P.L.C.	122,848	—
	Castings P.L.C.	162,757	396,785
	Charter International P.L.C.	626,781	4,468,739
	Chemring Group P.L.C.	128,869	4,607,703
	Chloride Group P.L.C.	1,025,093	2,592,486
#	Clarkson P.L.C.	68,229	699,324
	Communisis P.L.C.	561,133	240,016
	Connaught P.L.C.	319,006	1,973,197
	Cookson Group P.L.C.	101,368	436,776

51

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value
	Costain Group P.L.C.	1,269,584	$527,929
*	Danka Business Systems P.L.C.	1,029,605	34,386
	Davis Service Group P.L.C.	670,430	3,683,823
	De la Rue P.L.C.	387,017	5,811,024
	Dewhurst P.L.C.	9,000	31,983
*	easyJet P.L.C.	548,462	2,446,002
	Eleco P.L.C.	80,000	51,517
	Fenner P.L.C.	671,987	1,052,275
	Forth Ports P.L.C.	175,092	2,739,825
*	Fortress Holdings P.L.C.	120,728	—
	Galliford Try P.L.C.	1,434,295	1,141,796
	Go-Ahead Group P.L.C.	170,663	3,357,233
	Hampson Industries P.L.C.	430,496	485,525
	Hays P.L.C.	5,101,389	7,212,312
#	Helphire P.L.C.	1,050,597	630,863
	Hogg Robinson Group P.L.C.	103,893	45,395
	Homeserve P.L.C.	228,007	5,633,759
	Hyder Consulting P.L.C.	168,297	429,237
	IMI P.L.C.	1,192,232	6,131,426
*	Impellam Group P.L.C.	35,258	15,895
	Interserve P.L.C.	498,625	1,438,976
	Intertek Group P.L.C.	539,854	9,285,646
	Invensys P.L.C.	472,034	1,742,927
	ITE Group P.L.C.	1,190,261	1,973,537
	J. Smart & Co. (Contractors) P.L.C.	22,500	118,115
	Keller Group P.L.C.	272,633	2,492,302
	Kier Group P.L.C.	141,688	2,150,516
	Latchways P.L.C.	41,288	377,267
	Lavendon Group P.L.C.	175,529	361,003
	Lincat Group P.L.C.	14,452	103,351
	Low & Bonar P.L.C.	763,541	307,586
	Management Consulting Group P.L.C.	1,026,246	338,031
	Meggitt P.L.C.	1,481,239	3,914,998
	Melrose P.L.C.	944,503	1,429,957
	Michael Page International P.L.C.	1,235,568	4,857,918
	Mitie Group P.L.C.	1,208,230	4,273,011
*	MJ Gleeson Group P.L.C.	195,875	216,512
	Morgan Crucible Co. P.L.C.	1,158,902	1,816,406
	Morgan Sindall P.L.C.	161,485	1,839,685
	Mouchel Group P.L.C.	469,006	1,275,201
	MS International P.L.C.	50,000	172,060
	National Express Group P.L.C.	487,807	2,488,929
	Northgate P.L.C.	285,327	464,798
	OPD Group P.L.C.	102,094	95,254
	PayPoint P.L.C.	87,747	705,621
	PV Crystalox Solar P.L.C.	597,857	828,245
	Qinetiq P.L.C.	2,172,472	5,138,924
	Regus P.L.C.	3,384,611	3,626,666
*	Renold P.L.C.	270,995	90,155
	Rentokil Initial P.L.C.	1,639,724	2,422,155
	Ricardo P.L.C.	222,000	766,966

52

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value
*	Richmond Oil & Gas P.L.C.	220,000	$—
	Robert Walters P.L.C.	392,488	937,451
	ROK P.L.C.	723,316	649,302
	RPS Group P.L.C.	788,615	2,603,332
	Scott Wilson Group P.L.C.	51,118	54,726
	Senior P.L.C.	1,671,692	1,062,011
	Severfield-Rowen P.L.C.	351,952	1,121,147
	Shanks Group P.L.C.	1,642,693	1,852,487
	SIG P.L.C.	1,233,586	2,000,928
#	Speedy Hire P.L.C.	178,122	82,839
	Spirax-Sarco Engineering P.L.C.	304,500	4,232,102
	Spring Group P.L.C.	596,238	377,607
	Stagecoach Group P.L.C.	650,806	1,361,244
	Sthree P.L.C.	269,551	804,589
#	T. Clarke P.L.C.	148,717	303,353
*	Tandem Group P.L.C.	327,365	—
	Tarsus Group P.L.C.	212,372	334,523
	The Weir Group P.L.C.	346,928	2,648,199
	Tomkins P.L.C.	3,177,919	7,751,880
	Travis Perkins P.L.C.	410,292	3,571,821
	Tribal Group P.L.C.	132,810	188,708
	Trifast P.L.C.	359,985	148,142
	Ultra Electronics Holdings P.L.C.	267,145	4,800,015
	Umeco P.L.C.	196,406	668,562
*	Volex Group P.L.C.	241,088	258,984
	Vp P.L.C.	167,463	408,066
	VT Group P.L.C.	677,021	5,045,445
	White Young Green P.L.C.	178,318	70,261
	Wincanton P.L.C.	479,763	1,536,328
	WSP Group P.L.C.	262,651	953,062
	XP Power, Ltd.	73,546	247,941
Total Industrials			197,911,471

Information Technology — (12.9%)
	Acal P.L.C.	104,729	181,905
*	Alphameric P.L.C.	127,141	63,016
# *	Alterian P.L.C.	179,139	382,873
	Anite P.L.C.	1,166,924	678,346
	ARM Holdings P.L.C.	4,708,219	9,291,519
	Aveva Group P.L.C.	275,408	3,254,835
	Computacenter P.L.C.	423,790	1,433,995
*	CSR P.L.C.	342,508	2,022,872
	Dialight P.L.C.	111,362	237,394
	Dicom Group P.L.C.	317,667	740,725
#	Dimension Data Holdings P.L.C.	5,615,130	5,509,130
	Diploma P.L.C.	459,990	1,008,039
	Domino Printing Sciences P.L.C.	456,398	1,898,722
	E2V Technologies P.L.C.	247,588	260,731
	Electrocomponents P.L.C.	1,576,293	3,696,231
	Fidessa Group P.L.C.	130,344	2,332,115
*	Full Circle Future, Ltd.	135,600	—

53

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value
*	Gresham Computing P.L.C.	204,631	$165,243
	Halma P.L.C.	1,486,473	4,878,557
*	Imagination Technologies Group P.L.C.	882,944	1,996,327
	Innovation Group P.L.C.	2,537,718	407,269
*	Intec Telecom Systems P.L.C.	1,201,847	1,378,791
	Kewill P.L.C.	368,863	454,666
	Laird P.L.C.	697,371	1,779,799
	Logica P.L.C.	2,944,148	3,835,548
	Micro Focus International P.L.C.	452,097	2,791,823
	Misys P.L.C.	1,982,492	5,644,935
	Morse P.L.C.	367,208	89,028
	Oxford Instruments P.L.C.	193,856	446,468
	Phoenix IT Group, Ltd.	197,369	680,369
	Premier Farnell P.L.C.	1,379,926	2,868,120
	Psion P.L.C.	499,513	558,166
	Raymarine P.L.C.	289,080	53,652
	Renishaw P.L.C.	217,510	1,224,462
	RM P.L.C.	363,499	945,498
*	RMS Communications P.L.C.	15,000	—
	Rotork P.L.C.	352,833	4,813,136
*	Scipher P.L.C.	34,563	640
*	SDL P.L.C.	333,680	1,793,335
	Spectris P.L.C.	499,879	4,543,066
	Spirent Communications P.L.C.	2,766,948	2,877,288
	TT electronics P.L.C.	595,193	320,910
	Vislink P.L.C.	588,460	271,267
*	Wolfson Microelectronics P.L.C.	493,841	801,126
	Xaar P.L.C.	220,887	337,673
	Xchanging P.L.C.	541,322	1,602,774
Total Information Technology			80,552,384

Materials — (3.5%)
	British Polythene Industries P.L.C.	102,332	236,354
	Carclo P.L.C.	214,230	339,709
	Croda International P.L.C.	484,717	4,264,935
	Delta P.L.C.	591,338	1,129,034
	DS Smith P.L.C.	1,591,931	1,745,846
	Elementis P.L.C.	1,858,096	842,276
	Filtrona P.L.C.	704,266	1,413,178
*	Gem Diamonds, Ltd.	3,895	9,888
	Hill & Smith Holdings P.L.C.	275,101	1,076,766
	Hochschild Mining P.L.C.	194,546	890,287
*	Inveresk P.L.C.	125,000	3,290
	Marshalls P.L.C.	658,597	930,035
	Mondi P.L.C.	855,031	2,916,595
*	Peter Hambro Mining P.L.C.	55,932	559,782
	Porvair P.L.C.	158,128	195,326
	RPC Group P.L.C.	404,286	1,314,171
	Victrex P.L.C.	321,880	2,980,562
	Yule Catto & Co. P.L.C.	505,169	888,132
	Zotefoams P.L.C.	96,852	89,638
Total Materials			21,825,804

54

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value
Telecommunication Services — (0.7%)
* COLT Telecom Group SA	1,213,428	$2,170,852
Kcom Group P.L.C.	2,504,455	1,060,891
Telecom Plus P.L.C.	257,500	1,219,392
Total Telecommunication Services		4,451,135

Utilities — (0.4%)
Dee Valley Group P.L.C.	12,109	179,887
Drax Group P.L.C.	81,042	586,633
Hydro International P.L.C.	27,669	44,145
Northumbrian Water Group P.L.C.	466,439	1,903,086
Pennon Group P.L.C.	10,772	85,739
Total Utilities		2,799,490

TOTAL COMMON STOCKS		616,102,280

RIGHTS/WARRANTS — (0.0%)
* Development Securities P.L.C. Rights 07/09/09	123,729	45,801
* Premier Oil P.L.C. Rights 05/06/09	2	19
* Speedy Hire P.L.C. Rights 07/09/09	1,603,098	133,189
* SFI Holdings, Ltd. Litigation Certificate	26,713	—
* Ultraframe Litigation Notes	319,285	—
TOTAL RIGHTS/WARRANTS		179,009

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%,
07/01/09 (Collateralized by $15,000 FNMA 5.00%,
06/01/23, valued at $13,177) to be repurchased at $12,000	12	$12,000

SECURITIES LENDING COLLATERAL — (1.6%)
§@ DFA Short Term Investment Fund LP	9,472,278	9,472,278

@ Repurchase Agreement, Deutsche Bank Securities 0.09%,
07/01/09 (Collateralized by various corporate obligations,
ranging in par value from $202,810 to $20,145,237, rates
ranging from 5.450% to 7.000%, maturities ranging from
09/01/32 to 11/15/38, valued at $523,742) to be repurchased
at $488,875	489	488,874

TOTAL SECURITIES LENDING COLLATERAL		9,961,152

TOTAL INVESTMENTS - (100.0%)
(Cost $811,706,148)		$626,254,441

See accompanying Notes to Financial Statements.

55

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2009
(Unaudited)

		Shares	Value††
AUSTRIA — (2.6%)
COMMON STOCKS — (2.6%)
	Agrana Beteiligungs AG	16,794	$1,428,461
	Andritz AG	116,739	4,922,730
*	A-TEC Industries AG	21,828	272,162
	Austria Email AG	715	3,910
*	Austrian Airlines AG	130,038	779,420
	BKS Bank AG	3,120	76,640
*#	BWIN Interactive Entertainment AG	79,165	3,463,381
	BWT AG	27,601	549,473
*#	CA Immobilien Anlagen AG	130,641	1,086,398
*	Christ Water Techology AG	24,819	85,709
	Constantia Packaging AG	18,095	723,493
*	Conwert Immobilien Invest AG	48,984	396,535
	EVN AG	36,696	610,541
*	Eybl International AG	16,503	20,123
	Flughafen Wien AG	39,948	1,623,903
*	Frauenthal Holding AG	12,084	104,439
*	Intercell AG	104,732	3,599,723
	Josef Manner & Co. AG	870	59,682
	Lenzing AG	4,701	1,102,358
#	Mayr-Melnhof Karton AG	33,664	2,843,632
	Oberbank AG	35,740	2,171,011
#	Oesterreichische Post AG	98,332	2,822,351
#	Palfinger AG	45,976	688,980
*#	RHI AG	93,231	1,687,012
	Rosenbauer International AG	11,816	481,381
*	S&T System Integration & Technology Distribution AG	6,404	84,181
	Schoeller-Bleckmann Oilfield Equipment AG	32,197	1,177,767
*#	Sparkassen Immobilien AG	58,185	351,323
#	Strabag SE	95,319	2,114,358
	UBM Realitaetenentwicklung AG	1,440	55,563
#	Uniqa Versicherungen AG	157,096	3,030,760
#	Voestalpine AG	65,130	1,793,941
*	Warimpex Finanz und Beteiligungs AG	3,832	10,575
	Wolford AG	11,165	139,621
	Zumtobel AG	76,175	781,928
TOTAL — AUSTRIA			41,143,465

BELGIUM — (3.4%)
COMMON STOCKS — (3.4%)
	Ackermans & van Haaren NV	81,854	5,429,113
*	Agfa Gevaert NV	368,855	1,056,627
	Banque Nationale de Belgique	952	3,080,153
*	Barco NV	53,143	1,823,306
	Bekaert SA	56,746	5,841,918
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	233,927
*	Compagnie du Bois Sauvage SA	87	16

56

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	Compagnie d’Entreprises CFE	40,394	$1,619,188
	Compagnie Immobiliere de Belgique SA	10,535	291,874
	Compagnie Maritime Belge SA	61,365	1,868,757
*#	Deceuninck NV	61,853	167,679
*	Devgen	219	2,048
	D’Ieteren SA NV	12,852	2,647,569
	Duvel Moorgat SA	8,904	500,285
	Econocom Group SA	65,485	685,802
	Elia System Operator SA NV	112,393	4,103,313
	Euronav SA	86,793	1,621,376
	EVS Broadcast Equipment SA	13,059	661,285
	Exmar NV	76,531	1,094,975
	Floridienne SA	2,033	246,547
	Henex	7,487	368,438
	Image Recognition Integrated Systems (I.R.I.S.)	6,284	385,542
*	International Brachtherapy SA	35,773	167,132
	Ion Beam Application	67,020	529,238
	Jensen-Group NV	12,030	86,434
	Kinepolis	4,534	136,613
	Lotus Bakeries SA	1,361	544,762
#	Melexis NV	88,696	554,814
*	Nyrstar	34,447	293,501
	Omega Pharma SA	83,442	2,772,647
*	Picanol	16,620	48,571
*#	Realdolmen	6,067	144,689
	Recticel SA	52,387	230,671
*	Resilux	4,095	201,610
#	Rosier SA	655	248,814
*	Roularta Media Group NV	3,344	67,376
	SAPEC SA (4775951)	3,531	377,573
*	SAPEC SA (5389544)	75	300
	Sioen Industries NV	52,140	265,072
*#	Sipef NV	24,100	1,155,040
*	Spector Photo Group SA	11,235	12,756
*	Systemat-Datarelay SA	26,232	162,862
*#	Telenet Group Holding NV	148,890	3,167,742
	Ter Beke NV	2,281	139,287
	Tessenderlo Chemie NV	90,268	2,880,349
	Umicore	129,634	2,955,034
	Unibra SA	1,600	320,918
	Van De Velde NV	27,632	1,009,275
*	VPK Packaging Group SA	13,057	344,900
TOTAL COMMON STOCKS			52,547,718

RIGHTS/WARRANTS — (0.0%)
*	Picanol Rights 07/02/09	16,620	6,179
*	Realdolmen STRIP VVPR	6,067	426
*	Zenitel SRIP VVPR	8,654	24
TOTAL RIGHTS/WARRANTS			6,629

TOTAL BELGIUM			52,554,347

57

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
DENMARK — (2.2%)
COMMON STOCKS — (2.2%)
*	Aarhus Lokalbank A.S.	8,030	$84,374
*	Aktieselskabet Roskilde Bank A.S.	32,685	2,155
*	Aktieselskabet Skjern Bank A.S.	3,276	95,549
#	Alk-Abello A.S.	14,179	1,107,377
*	Alm. Brand A.S.	27,560	503,037
*#	Amagerbanken A.S.	32,395	332,556
	Ambu A.S.	22,100	391,677
	Arkil Holdings A.S. Series B	780	117,630
	Auriga Industries A.S. Series B	46,057	799,101
	Bang & Olufsen Holdings A.S.	91,461	624,417
*	Bavarian Nordic A.S.	17,176	603,096
#	BoConcept Holding A.S.	5,650	78,743
*	Brodrene Hartmann A.S. Series B	11,730	156,435
*	Brondbyernes IF Fodbold A.S. Series B	15,450	93,244
	D/S Norden A.S.	42,111	1,442,259
*	Dalhoff, Larson & Horneman A.S. Series B	32,000	126,024
*	Dantherm Holding A.S.	13,100	73,665
*	DFDS A.S.	11,236	598,411
*	DiBa Bank A.S.	2,300	29,884
*	Djursland Bank A.S.	8,970	234,261
	East Asiatic Co., Ltd. A.S.	52,687	1,755,867
	F.E. Bording A.S.	600	73,468
*	Fionia Holding A.S.	17,880	107,783
	Fluegger A.S. Series B	4,198	181,912
*	GN Store Nord A.S.	517,039	2,066,858
*	GPV Industi A.S.	2,200	12,433
*#	Greentech Energy Systems A.S.	37,622	161,364
*	Gronlandsbanken	768	54,760
*#	H&H International A.S. Series B	1,920	108,855
	Harboes Bryggeri A.S.	10,250	233,975
	Hojgaard Holding A.S. Series B	2,750	78,322
	IC Companys A.S.	33,305	644,834
*	Incentive A.S.	3,575	12,459
	Jeudan A.S.	2,516	207,383
*	Jyske Bank A.S.	48,447	1,387,079
*	Lan & Spar Bank A.S.	5,150	279,651
*	Lastas A.S. Series B	11,200	82,516
*	Lollands Bank A.S.	750	24,038
*	Maconomy Corp. A.S.	7,833	8,341
*#	Mols-Linien A.S.	27,490	334,261
*#	NeuroSearch A.S.	42,054	849,238
*#	NKT Holding A.S.	55,737	1,878,231
*	Nordjyske Bank A.S.	17,600	397,885
*	Norresundby Bank A.S.	7,350	235,619
*	Ostjydsk Bank A.S.	2,554	147,624
*#	Parken Sport & Entertainment A.S.	8,234	790,656
	Per Aarsleff A.S. Series B	5,975	681,171
*#	Ringkjoebing Landbobank A.S.	14,890	1,303,413
	Roblon A.S. Series B	540	61,081
	Rockwool International A.S.	2,540	186,778

58

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
*	Royal Unibrew A.S.	12,465	$193,963
*	RTX Telecom A.S.	303	434
*	Salling Bank A.S.	910	72,922
*	Sanistal A.S. Series B	4,051	66,675
	Satair A.S.	8,525	216,846
	Schouw & Co. A.S.	70,768	1,227,421
	SimCorp A.S.	16,263	2,527,806
*	Sjaelso Gruppen A.S.	21,980	95,340
*	SKAKO Industries A.S.	5,130	52,689
	Solar Holdings A.S. Series B	3,266	128,835
*	Sondagsavisen A.S.	36,665	165,405
*	Spar Nord Bank A.S.	115,369	1,076,040
*	Sparbank	10,930	175,175
*	Sparekassen Faaborg A.S.	1,972	300,562
*	Sydbank A.S.	140,905	3,247,488
	Thrane & Thrane A.S.	9,883	270,437
	Tivoli A.S.	969	608,824
*	TK Development A.S.	91,681	457,659
	Torm A.S.	69,423	706,757
*	Vestfyns Bank A.S.	680	65,211
*	Vestjysk Bank A.S.	24,162	361,432
TOTAL — DENMARK			33,859,671

FINLAND — (6.4%)
COMMON STOCKS — (6.4%)
#	Ahlstrom Oyj	4,420	39,269
*#	Aldata Solutions Oyj	194,535	122,973
#	Alma Media Oyj	278,483	1,901,374
*	Amanda Capital Oyj	67,120	148,862
#	Amer Sports Oyj Series A	307,264	3,405,395
#	Aspo Oyj	68,141	525,974
	Atria P.L.C.	2,584	36,451
	Bank of Aland P.L.C.	17,663	545,125
	BasWare Oyj	34,550	552,394
*	Biotie Therapies Corp.	265,590	122,885
#	Cargotec Oyj Series B	109,737	1,886,591
	Componenta Oyj	34,400	193,669
	Comptel P.L.C.	324,863	310,584
#	Cramo Oyj	104,189	1,046,368
	Digia P.L.C.	55,020	162,067
	Efore Oyj	114,965	130,964
	Elisa Oyj	276,614	4,558,463
	Etteplan Oyj	62,600	250,930
*#	Finnair Oyj	186,376	983,685
*#	Finnlines Oyj	124,907	1,000,202
	Fiskars Oyj Abp Series A	181,663	2,129,971
	F-Secure Oyj	447,078	1,550,913
*	GeoSentric Oyj	244,900	12,034
#	Glaston Oyj Abp	131,940	196,244
	HKScan Oyj Series A	72,398	893,471
	Huhtamaki Oyj	338,637	3,497,910
	Ilkka-Yhtyma Oyj	34,432	332,571

59

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	KCI Konecranes Oyj	243,819	$5,745,846
#	Kemira Oyj	248,868	2,377,488
	Kesko Oyj	138,078	3,657,144
	Laennen Tehtaat Oyj	18,920	323,566
	Lassila & Tikanoja Oyj	117,954	2,118,712
	Lemminkainen Oyj	13,072	348,638
	Metso Corp. Oyj	187,074	3,502,018
*	M-Real Oyj Series B	3,798,185	2,828,901
	Neomarkka Oyj	16,652	140,441
#	Nokian Renkaat Oyj	325,926	6,133,179
	Nordic Aluminium Oyj	10,440	187,857
	Okmetic Oyj	54,904	208,092
	Olvi Oyj Series A	31,354	700,145
	Oriola-KD Oyj Class A	26,000	101,036
	Oriola-KD Oyj Class B	89,303	345,977
	Orion Oyj Series A	96,540	1,515,133
	Orion Oyj Series B	253,721	3,979,383
	Outokumpu Oyj Series A	173,461	2,997,512
	Outotec Oyj	36,018	856,936
	PKC Group Oyj	48,390	244,776
#	Pohjola Bank P.L.C.	372,375	2,983,493
*	Ponsse Oyj	22,814	121,571
	Poyry Oyj	180,742	2,566,428
	Raisio P.L.C.	462,617	1,267,264
*	Ramirent Oyj	299,709	1,842,139
	Rapala VMC Oyj	113,258	675,631
	Rautaruukki Oyj Series K	123,406	2,475,203
	Raute Oyj Series A	10,390	101,589
	Ruukki Group Oyj	303,857	917,177
#	Sanoma Oyj	162,312	2,516,963
	Scanfil Oyj	123,479	337,984
*#	Sponda Oyj	159,511	454,477
	Stockmann Oyj Abp Series A	43,914	934,555
#	Stockmann Oyj Abp Series B	99,920	2,120,476
	Talentum Oyj	129,629	292,505
	Tecnomen Lifetree Oyj	2,061	2,895
	Teleste Oyj	53,559	235,455
	Tieto Oyj	277,638	3,694,494
	Trainers’ House P.L.C.	107,200	90,084
	Tulikivi Oyj	79,440	100,173
	Turkistuottajat Oyj	8,490	93,948
	Uponor Oyj Series A	206,241	2,436,216
	Vacon Oyj	43,052	1,432,417
	Vaisala Oyj Series A	39,132	1,381,823
	Viking Line Abp	10,400	438,207
#	Wartsila Corp. Oyj Series B	124,887	4,032,501
#	YIT Oyj	120,526	1,254,466
TOTAL — FINLAND			99,650,253

60

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
FRANCE — (11.6%)
COMMON STOCKS — (11.6%)
	Akka Technologies SA	6,050	$81,067
#	Ales Groupe SA	32,639	435,179
*#	Alten	60,626	1,016,353
*#	Altran Technologies SA	343,804	968,102
	April Group SA	70,844	2,368,700
	Arkema	199,362	4,695,520
	Assystem	52,519	362,209
*	Atos Origin SA	143,571	4,888,805
	Aubay	10,285	52,019
#	Audika SA	21,857	555,047
*	Axorys SA	11,700	—
*	Baccarat SA	1,090	168,203
	Banque Tarneaud SA	1,430	170,478
#	Beneteau SA	176,815	1,929,523
*	Bigben Interactive	7,762	71,932
#	bioMerieux	18,707	1,645,231
	Boiron SA	25,156	820,304
	Boizel Chanoine Champagne SA	6,006	287,082
	Bonduelle SCA	12,784	1,001,673
*	Bongrain SA	14,661	823,243
#	Bourbon SA	162,223	6,390,494
*#	Bull SA	289,386	766,924
	Burelle SA	3,914	258,164
*	Cafom SA	5,092	37,969
	Canal Plus SA	272,646	1,859,303
	Carbone Lorraine SA	54,832	1,510,471
#	CBo Territoria	28,320	100,036
*	Cegedim SA	11,176	816,452
*	Cesar SA	9,019	7,103
*#	Club Mediterranee SA	60,303	904,218
*#	Compagnie Generale de Geophysique-Veritas SA	202,546	3,666,642
	Compagnie Industrielle et Financiere D’Entreprises	1,200	68,936
*	Compagnie International Andre Trigano SA	983	82,654
*	CS Communication & Systemes	7,938	113,752
	Damartex SA	21,236	296,685
#	Delachaux SA	27,616	1,865,170
	Derichebourg	562,064	1,490,108
*	Dollfus Mieg & Cie SA	54,239	—
*	Dynaction SA	14,655	141,823
	EDF Energies Nouvelles SA	27,785	1,383,303
	Electricite de Strasbourg	22,706	3,260,120
#	Esso S.A.F.	8,945	1,187,654
#	Establissements Maurel et Prom	296,036	5,037,195
	Euler Hermes SA	36,906	2,259,593
*	Euro Disney SCA (4320878)	89	15
*#	Euro Disney SCA (B29QD14)	48,370	228,755
	Exel Industries SA	10,841	403,939
*	Explosifs et de Produits Chimiques	524	168,711
*	Faurecia SA	26,758	242,741
#	Fimalac SA	29,963	1,646,135

61

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	Finuchem SA	18,510	$173,360
	Fleury Michon SA	4,694	197,901
	Francois Freres (Tonnellerie) SA	3,839	155,067
	Gascogne SA	6,907	221,135
	Gaumont SA	14,184	757,347
*#	GECI International	63,334	271,973
*	Gemalto NV	161,967	5,629,164
	Gevelot SA	3,584	103,628
	GFI Informatique SA	122,870	492,462
	Gifi	7,360	334,660
*	Ginger (Groupe Ingenierie Europe)	10,523	157,740
*	GL Events SA	7,882	132,898
	GPE Groupe Pizzorno	5,200	123,895
	Grands Moulins de Strasbourg	110	47,452
*	Groupe Ares	21,994	8,639
	Groupe Crit	24,673	452,238
*#	Groupe Eurotunnel SA	186,644	1,061,274
*#	Groupe Flo SA	22,019	97,765
*	Groupe Go Sport SA	2,740	54,082
	Groupe Guillin SA	1,200	61,553
#	Groupe Open	27,590	232,389
#	Groupe Steria SCA	65,651	1,209,634
	Guerbet SA	5,824	915,744
	Guyenne et Gascogne SA	25,246	2,197,432
*#	Haulotte Group SA	55,825	391,137
	Havas SA	1,165,955	2,873,032
	Idsud SA	2,227	88,406
*#	Imerys SA (B011GL4)	33,951	1,426,887
*	Imerys SA (B4189G9)	5,281	201,141
	Ingenico SA	103,297	1,978,973
	Ipsen SA	22,044	965,809
	Ipsos SA	83,610	2,104,014
*#	JC Decaux SA	51,262	814,653
	Kaufman et Broad SA	2,387	40,124
*#	Korian SA	5,455	126,867
	Laurent-Perrier	11,820	813,238
*	Lectra SA	83,499	256,449
	Lisi SA	16,055	695,668
*#	LVL Medical Groupe SA	24,346	467,370
	M6 Metropole Television	148,116	2,809,083
	Maisons France	1,726	48,468
*#	Manitou BF SA	46,880	557,698
	Manutan International SA	13,517	674,127
*	MGI Coutier SA	2,753	34,411
	Mr. Bricolage SA	23,846	397,648
#	Naturex	8,691	293,636
#	Neopost SA	61,086	5,500,603
	Nexans SA	92,377	4,933,900
	Nexity	18,755	562,687
	Norbert Dentressangle	12,330	616,174
*	Oeneo	102,487	164,266
*#	Orpea	97,899	4,328,250

62

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
*	Osiatis	1,400	$3,659
#	PagesJaunes SA	176,681	1,722,481
	Paris Orleans et Cie SA	2,660	68,437
	Pierre & Vacances	15,567	1,084,218
	Plastic Omnium SA	29,952	432,222
	Plastivaloire SA	4,552	78,965
	PSB Industries SA	8,438	175,339
	Radiall SA	4,805	260,313
	Rallye SA	77,113	2,046,348
*	Recylex SA	35,449	332,107
#	Remy Cointreau SA	74,447	2,703,052
*	Rexel SA	234,965	1,998,686
*	Rhodia SA	224,856	1,708,965
#	Robertet SA	3,167	326,625
*	Rougier SA	6,120	225,352
#	Rubis SA	30,230	2,254,462
*#	S.T. Dupont SA	39,440	9,990
*	SA des Ciments Vicat	158	9,112
#	Sabeton SA	13,500	209,802
#	Saft Groupe SA	41,284	1,637,983
	SAMSE SA	8,545	701,602
	SCOR SE	123,181	2,530,934
	SEB SA	88,673	3,679,738
	Sechilienne SA	54,906	1,910,731
	Securidev SA	2,500	73,210
*	Seloger.com	7,108	199,670
	Signaux Girod SA	894	62,608
	Societe BIC SA	84,787	4,882,041
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	46,150	3,044,507
	Societe Pour l’Informatique Industrielle SA	40,908	243,743
#	Societe Television Francaise 1	171,170	1,929,394
*	Soitec SA	107,280	841,203
*	Solving International SA	2,012	4,606
	Somfy SA	21,848	3,819,799
	Sopra Group SA	22,982	854,297
*#	Sperian Protection	18,519	1,044,690
	Stallergenes SA	32,698	2,163,862
	STEF-TFE	28,838	1,214,210
	Sucriere de Pithiviers Le Vieil	1,745	1,552,066
#	Synergie SA	32,941	570,034
	Teleperformance SA	158,000	4,822,752
	Tessi SA	5,050	258,834
*#	Theolia SA	86,282	379,072
*	Thomson	1,013,751	897,376
	Toupargel Groupe	75	1,613
*	UbiSoft Entertainment SA	196,028	4,794,383
	Union Financiere de France Banque SA	15,895	560,524
*#	Valeo SA	232,962	4,302,064
#	Viel et Compagnie	158,130	511,287
	Vilmorin et Cie SA	18,821	1,842,030
	Virbac SA	16,251	1,311,211
	VM Materiaux SA	6,914	415,375

63

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
#	Vranken Pommery Monopole	9,594	$366,253
	Wendel	12,564	407,518
#	Zodiac Aerospace	105,911	3,455,009
	Zueblin Immobiliere France SA	1,285	6,043
TOTAL COMMON STOCKS			180,732,293

RIGHTS/WARRANTS — (0.0%)
*	Atari SA Warrants 12/31/09	77,833	983
*	Cybergun Warrants Series A 07/15/09	1,136	159
*	Cybergun Warrants Series B 07/15/10	1,136	39
*	Gifi Rights 06/26/09	7,360	10
*	Groupe Ares Warrants 12/31/09	21,994	4,906
*	Groupe Focal SA Warrants 02/21/10	466	—
TOTAL RIGHTS/WARRANTS			6,097

TOTAL — FRANCE			180,738,390

GERMANY — (12.9%)
COMMON STOCKS — (12.9%)
	A.S. Creation Tapeton AG	6,853	165,761
*	AAP Implantate AG	47,250	87,357
*	Aareal Bank AG	678,405	7,506,503
*	Abwicklungsellschaft Roesch AG	7,300	547
#	ADCapital AG	33,040	306,053
*	Adlink Internet Media AG	69,691	350,520
	Agrob AG	5,800	65,526
#	Aixtron AG	259,027	3,176,522
	Amadeus Fire AG	16,192	239,136
	Andreae-Noris Zahn AG	26,412	816,487
#	Augusta Technologie AG	26,396	285,138
	Aurubis AG	150,696	4,434,541
	Axel Springer AG	795	78,736
*	Baader Bank AG	138,248	455,521
#	Bauer AG	4,607	165,213
	Bechtle AG	39,024	735,419
	Bertrandt AG	22,607	455,220
*	Beta Systems Software AG	8,550	37,713
	Bilfinger Berger AG	130,384	6,051,047
*	Biolitec AG	26,843	134,074
	Biotest AG	21,560	1,143,396
*	BKN International AG	35,508	18,493
	BMP AG	45,099	47,739
*#	Borussia Dortmund GmbH & Co. KGaA	208,512	253,440
*	Business Media China AG	15,212	10,715
	Carl Zeiss Meditec AG	36,394	508,465
*#	CENTROTEC Sustainable AG	41,054	434,112
*#	Centrotherm Photovoltaics AG	5,094	221,047
#	Cewe Color Holding AG	13,917	469,179
	Comdirect Bank AG	131,903	893,515
*#	Constantin Medien AG (B00PXG1)	155,529	456,032
*#	Constantin Medien AG (B40DR72)	15,553	45,819
*	CropEnergies AG	6,700	27,323
	CTS Eventim AG	51,845	2,093,660

64

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
#	Curanum AG	83,165	$338,455
	D. Logistics AG	113,203	182,922
	DAB Bank AG	130,043	525,425
	Data Modul AG	10,414	122,110
	Demag Cranes AG	14,647	332,435
*	Deutsche Euroshop AG	87,386	2,717,739
*	Deutsche Wohnen AG	22,235	311,821
*	Deutz AG	249,610	1,149,005
*	Dierig Holding AG	10,500	108,256
#	Douglas Holding AG	100,341	3,815,932
	Dr. Hoenle AG	14,858	98,719
*	Drillisch AG	92,184	273,933
	Duerr AG	37,719	600,381
	DVB Bank SE	173,470	5,676,511
	Elexis AG	32,938	379,339
*	Elmos Semiconductor AG	34,592	122,601
#	ElreingKlinger AG	18,000	300,123
	Erlus AG	297	104,162
*#	Euwax AG	17,978	1,216,294
*#	Evotec AG	1,304,659	1,819,830
#	Fielmann AG	56,670	3,736,527
*#	Freenet AG	225,238	2,243,460
	Fuchs Petrolub AG	29,856	1,632,542
	GBW AG	28,417	550,138
	GEA Group AG	173,140	2,626,747
	Gerresheimer AG	21,880	489,425
	Gerry Weber International AG	42,943	1,093,522
	Gesco AG	9,182	471,945
#	GFK SE	75,456	1,588,967
	GFT Technologies AG	66,050	185,016
	Gildemeister AG	43,990	424,510
*	Grammer AG	5,985	48,362
	Grenkeleasing AG	31,484	1,172,636
	Hamborner AG	63,000	660,336
	Hamburger Hafen und Logistik AG	31,666	1,223,460
*	Hansa Group AG	146,815	191,168
	Hawesko Holding AG	19,463	501,334
	Hochtief AG	16,415	829,619
#	IDS Scheer AG	10,372	155,568
*	IKB Deutsche Industriebank AG	21,843	20,303
#	Indus Holding AG	40,147	610,137
*#	Infineon Technologies AG	903,463	3,225,846
	Innovation in Traffic Systems AG	23,949	267,852
*	Integralis AG	28,950	269,896
#	INTERSEROH SE	22,142	1,265,747
*#	Intershop Communications AG	58,426	128,434
	Isra Vision Systems AG	10,917	128,940
*	IVG Immobilien AG	530,609	3,390,166
*	Jenoptik AG	153,250	646,658
*	Kampa AG	35,505	6,713
*#	Kizoo AG	33,967	270,640
	Kontron AG	176,510	2,267,525

65

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	Krones AG	72,622	$2,783,370
	KSB AG	4,390	2,046,067
*#	Kuka AG	83,226	1,324,944
	KWS Saat AG	18,319	3,298,724
	Lanxess AG	218,704	5,413,309
	Leifheit AG	12,500	180,721
#	Leoni AG	112,502	1,867,120
	Loewe AG	25,187	286,961
*	Manz Automation AG	553	31,541
*	Marbert AG	1,360	11,620
*#	MasterFlex AG	10,531	61,383
*#	Maxdata Computer AG	94,120	13,336
	Mediclin AG	119,554	503,002
*#	Medigene AG	87,499	521,048
#	Medion AG	81,672	881,681
	Mensch und Maschine Software AG	27,532	156,386
#	MLP AG	213,752	2,560,082
*	Mologen AG	22,062	237,635
*#	Morphosys AG	57,456	1,314,899
	MTU Aero Engines Holding AG	163,223	5,964,192
	Muehlbauer Holding AG & Co.	14,905	323,653
#	MVV Energie AG	114,815	4,973,221
*#	Nemetschek AG	23,340	316,816
*	Nexus AG	33,813	128,806
*#	Nordex AG	104,915	1,667,342
*	november AG	32,224	16,274
#	OHB Technology AG	37,069	425,083
	Oldenburgische Landesbank AG	4,234	281,379
	P&I Personal & Informatik AG	17,889	409,194
	Pfeiffer Vacuum Technology AG	30,723	2,266,426
*#	Pfleiderer AG	166,950	1,222,178
*	Plasmaselect AG	324,899	410,836
*#	PNE Wind AG	148,115	447,933
*	Premiere AG	301,558	1,214,822
	Progress-Werk Oberkirch AG	6,250	163,904
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	28,359	310,575
	Puma AG Rudolf Dassler Sport	2,479	545,891
*	PVA TePla AG	51,882	252,582
*#	QIAGEN NV	327,193	6,062,454
*	QSC AG	287,340	569,755
	R. Stahl AG	14,410	286,880
#	Rational AG	14,646	1,692,661
	REALTECH AG	13,541	119,339
	Renk AG	18,838	1,023,569
*#	REpower Systems AG	5,723	947,810
	Rheinmetall AG	107,359	4,634,170
	Rhoen-Klinikum AG	284,706	6,277,848
	Ruecker AG	21,675	140,675
	Sartorius AG	31,248	636,572
*	Sektkellerei Schloss Wachenheim AG	14,520	105,632
*	SER Systems AG	9,400	199
*#	SGL Carbon SE	217,830	6,751,507

66

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
*	Sinner AG	2,660	$60,766
*#	Sixt AG	37,202	898,772
	SM Wirtschaftsberatungs AG	18,841	145,545
	Software AG	70,053	4,960,522
*#	Solar Millennium AG	34,471	1,135,170
#	Solarworld AG	53,597	1,271,469
*#	Solon SE	18,438	230,725
#	Stada Arzneimittel AG	173,213	4,339,707
#	STINAG Stuttgarter Invest AG	35,003	880,840
*	Stoehr & Co. AG	11,000	42,386
	Stratec Biomedical Systems AG	26,506	687,278
	Sued-Chemie AG	28,301	2,990,647
	Suedzucker AG	70,259	1,421,057
*	Suess Microtec AG	59,969	238,991
	Symrise AG	164,574	2,432,282
	Syzygy AG	30,656	156,768
	Takkt AG	126,507	1,366,900
*	TDS Informationstechnologie AG	89,063	501,378
	Telegate AG	20,500	211,960
	Tognum AG	73,005	960,586
*#	Tomorrow Focus AG	101,081	382,651
*#	TUI AG	170,025	1,254,144
#	Umweltbank AG	17,805	349,738
*	United Internet AG	150,144	1,765,930
	VBH Holding AG	9,415	50,404
*	Versatel AG	12,209	122,853
	Vossloh AG	35,932	4,318,241
*	Wanderer-Werke AG	7,903	12,651
	Wincor Nixdorf AG	112,151	6,283,580
	Wirecard AG	255,878	2,500,437
	Wuerttembergische Lebensversicherung AG	27,308	638,609
	Wuerttembergische Metallwarenfabrik AG	29,451	807,125
	ZhongDe Waste Technology AG	1,847	33,451
TOTAL COMMON STOCKS			202,227,671

RIGHTS/WARRANTS — (0.0%)
*	PNE Wind AG Rights For Convertible Bonds 07/08/09	148,115	—
*	PNE Wind AG Rights For Ordinary Shares 07/08/09	148,115	5,402
TOTAL RIGHTS/WARRANTS			5,402
TOTAL — GERMANY			202,233,073

GREECE — (3.4%)
COMMON STOCKS — (3.4%)
*	Agricultural Bank of Greece S.A.	356,481	780,137
	Alapis Holdings Industrial & Commercial S.A.	2,093,884	2,967,136
*	Alfa Alfa Energy S.A.	3,810	7,429
	Alfa-Beta Vassilopoulos S.A.	20,879	996,576
*	Altec S.A. Information & Communication Systems	80,278	29,333
*	Alumil Milonas Aluminum Industry S.A.	52,886	95,025
*	Alysida S.A.	2,376	6,636
	Anek Lines S.A.	620,975	818,906
*	Aspis Bank S.A.	228,007	377,231

67

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
*	Astir Palace Hotels S.A.	93,886	$533,608
	Athens Medical Center S.A.	150,874	349,294
*	Atlantic Supermarkets S.A.	35,080	69,039
*	Attica Bank	202,452	640,329
	Atti-Kat S.A.	56,554	36,427
	Autohellas S.A.	83,520	212,189
*	Babis Vovos International Construction S.A.	59,807	359,855
*	Balafas S.A.	15,200	4,051
*	Balkan Real Estate S.A.	41,970	94,243
	Bank of Greece	73,229	4,252,940
	Benrubi S.A.	20,823	98,148
	Centric Multimedia S.A.	51,942	91,833
*	Daios Plastics S.A.	16,350	107,401
	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	177,709	598,879
*	Dynamic Life S.A.	16,440	—
	Elastron S.A.	247,021	249,646
*	Elbisco Holding S.A.	28,098	29,453
	Elektrak S.A.	36,580	137,219
	Elektroniki Athinon S.A.	34,490	149,111
*	Elephant S.A.	26,310	—
	Ellaktor S.A.	508,053	3,799,754
*	Emporiki Bank of Greece S.A.	5,563	41,393
	Etma Rayon S.A.	11,242	22,237
*	Euro Reliance General Insurance Co. S.A.	55,110	54,989
*	Euromedica S.A.	67,698	417,923
*	EYDAP Athens Water Supply & Sewage Co. S.A.	63,535	617,151
	F.G. Europe S.A.	4,536	9,223
*	Forthnet S.A.	226,337	603,159
	Fourlis Holdings S.A.	128,489	1,666,814
	Frigoglass S.A.	85,507	711,804
	GEK Terna S.A.	267,249	1,934,985
*	Geniki Bank	93,786	211,732
*	Halkor S.A.	226,556	470,533
*	Hellenic Cables S.A.	65,236	180,289
*	Hellenic Duty Free Shops S.A.	98,334	985,698
	Hellenic Exchanges S.A.	133,376	1,499,000
	Hellenic Petroleum S.A.	188,457	1,822,167
*	Hellenic Sugar Industry S.A.	78,005	141,190
	Heracles General Cement Co. S.A.	77,436	696,612
*	Iaso S.A.	206,042	1,271,893
*	Inform P. Lykos S.A.	35,570	94,842
*	Informatics S.A.	3,778	1,643
*	Intracom Holdings S.A.	181,308	391,870
	Intracom Technical & Steel Constructions S.A.	345,350	329,455
*	Ionian Hotel Enterprises S.A.	16,914	374,959
*	Ipirotiki Software & Publications S.A.	22,110	60,173
	Karelia Tobacco Co., Inc. S.A.	5,810	495,310
*	Kathimerini Publishing S.A.	47,170	324,194
*	Lambrakis Press S.A.	115,149	318,257
*	Lan-Net S.A.	12,688	21,359
*	Lavipharm S.A.	96,324	183,909
	Loulis Mills S.A.	41,702	100,690

68

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	Marfin Investment Group S.A.	232,698	$998,599
*	Maritime Company of Lesvos S.A.	299,836	201,901
	Metka S.A.	97,586	1,174,290
	Michaniki S.A.	165,545	401,838
	Motor Oil (Hellas) Corinth Refineries S.A.	129,895	1,395,049
	Mytilineos Holdings S.A.	308,027	2,508,534
*	Neorion New S.A. Holdings	24,145	25,402
*	Pegasus Publishing S.A.	95,510	342,407
*	Piraeus Bank S.A.	33,402	332,553
	Piraeus Port Authority S.A.	17,752	369,405
*	Promota Hellas S.A.	8,860	2,859
*	Proton Bank S.A.	72,791	147,175
*	Real Estate Development & Services S.A.	94,497	200,065
	S&B Industrial Minerals S.A.	54,669	376,008
	Sanyo Hellas S.A.	23,637	11,927
*	Sarantis S.A.	74,884	378,601
*	Selected Textile Ind. Assoc. S.A.	87,690	56,579
*	Sfakianakis S.A.	91,320	192,385
*	Shelman Hellenic-Swiss Wood S.A.	155,548	102,514
*	Singularlogic S.A.	100,470	322,672
*	Spyroy Agricultural Products S.A.	61,348	55,080
*	Teletypos S.A. Mega Channel	77,669	588,774
	Terna Energy S.A.	77,105	488,087
*	Themeliodomi S.A.	37,422	19,424
	Thessaloniki Port Authority S.A.	6,936	144,212
	Thrace Plastics Co. S.A.	109,280	121,208
	Titan Cement Co. S.A.	111,366	2,938,888
*	TT Hellenic Postbank S.A.	322,690	2,181,945
*	Varvaressos S.A. European Spinning Mills	36,350	16,299
*	Viohalco S.A.	406,612	2,647,128
TOTAL COMMON STOCKS			52,689,089

RIGHTS/WARRANTS — (0.0%)
*	Real Estate Development & Services S.A. Rights 07/08/09	94,497	6,562
*	TT Hellenic Postbank S.A. Rights 07/03/09	322,690	262,559
TOTAL RIGHTS/WARRANTS			269,121
TOTAL — GREECE			52,958,210

IRELAND — (2.4%)
COMMON STOCKS — (2.4%)
*	Abbey P.L.C.	84,370	545,157
*	Aer Lingus Group P.L.C.	380,166	266,614
*	Aminex P.L.C.	440,966	42,464
*	BlackRock International Land P.L.C.	897,420	109,252
	C&C Group P.L.C. (B010DT8)	394,207	1,328,910
	C&C Group P.L.C. (B011Y09)	314,172	1,060,512
	DCC P.L.C.	308,989	6,452,808
	Donegal Creameries P.L.C.	26,085	84,119
*	Dragon Oil P.L.C.	1,347,570	8,064,878
	FBD Holdings P.L.C.	125,728	1,256,650
	Fyffes P.L.C.	1,020,533	475,490
	Glanbia P.L.C. (0066950)	700,613	2,184,786

69

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	Glanbia P.L.C. (4058629)	2,463	$7,660
	Grafton Group P.L.C.	107,557	396,242
	Greencore Group P.L.C.	601,145	1,104,240
	IFG Group P.L.C.	205,432	226,155
	Independent News & Media P.L.C.	1,021,294	355,118
	Irish Continental Group P.L.C.	91,000	1,284,855
	Irish Life & Permanent P.L.C.	51,604	261,771
*	Kenmare Resources P.L.C.	2,265,253	716,381
	Kingspan Group P.L.C.	351,640	1,977,660
*	Lantor P.L.C.	34,575	—
*	McInerney Holdings P.L.C.	697,135	147,671
	Paddy Power P.L.C.	180,573	4,264,457
*	Providence Resources P.L.C.	6,258,198	334,093
	Smurfit Kappa Group P.L.C.	273,766	1,480,446
	Total Produce P.L.C.	871,395	387,667
	United Drug P.L.C.	790,348	2,200,140
*	Waterford Wedgwood P.L.C.	7,869,750	9,936
TOTAL — IRELAND			37,026,132

ITALY — (7.8%)
COMMON STOCKS — (7.8%)
*#	A.S. Roma SpA	293,436	485,601
	ACEA SpA	177,488	2,167,344
#	Acegas-APS SpA	110,973	720,428
	Actelios SpA	15,845	83,493
*#	Aedes SpA	1,134,026	1,007,708
	Aeroporto de Firenze SpA	17,399	365,250
*	Amplifon SpA	49,920	174,165
	Ansaldo STS SpA	50,735	934,623
	Ascopiave SpA	1,411	3,006
	Astaldi SpA	216,415	1,492,407
#	Autogrill SpA	231,260	1,954,184
	Azimut Holding SpA	424,469	4,033,258
	Banca Finnat Euramerica SpA	685,945	498,277
	Banca Generali SpA	21,809	182,418
	Banca Ifis SpA	52,946	575,942
*	Banca Intermobiliare SpA	29,806	132,033
#	Banca Piccolo Credito Valtellinese Scarl SpA	478,970	4,343,090
#	Banca Popolare di Milano Scarl	1,012,836	6,043,675
*#	Banca Profilo SpA	253,156	360,804
	Banco di Desio e della Brianza SpA	232,296	1,450,601
#	Beghelli SpA	427,981	438,845
	Benetton Group SpA	209,290	1,839,519
	Beni Stabili SpA	1,309,500	1,027,453
*	Biesse SpA	54,004	364,875
#	Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	610,685
#	Brembo SpA	141,075	830,915
#	Bulgari SpA	395,239	2,117,631
	Buzzi Unicem SpA	175,555	2,487,030
*	C.I.R. SpA - Compagnie Industriali Riunite	1,432,967	2,352,670
	Caltagirone SpA	248,460	861,529
*	Cam Finanziaria SpA	36,527	14,615

70

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
*	Carraro SpA	113,633	$462,349
	Cembre SpA	40,330	219,419
	Cementir SpA	254,820	974,157
*#	Class Editore SpA	165,655	155,818
	Credito Artigiano SpA	361,183	956,763
	Credito Bergamasco SpA	133,144	4,697,544
*	Credito Emiliano SpA	228,115	1,095,566
	CSP International Fashion Group SpA	13,481	14,582
#	Danieli & Co. SpA	54,740	924,734
	Davide Campari - Milano SpA	457,009	3,665,503
	De Longhi SpA	305,654	875,143
#	DiaSorin SpA	30,626	762,017
*	Digital Multimedia Technologies SpA	24,275	279,121
*#	EEMS Italia SpA	4,797	8,970
#	Emak SpA	57,399	275,540
*	ERG Renew SpA	95,849	119,333
	ERG SpA	189,613	2,631,667
*	ErgyCapital SpA	4,794	4,160
	Esprinet SpA	58,242	525,521
*	Eurotech SpA	49,871	209,269
*#	Fastweb SpA	35,779	839,255
#	Fiera Milano SpA	37,863	261,021
	Fondiaria - Sai SpA	73,006	1,178,459
#	Gas Plus SpA	54	568
	Gefran SpA	31,849	99,107
*	Gemina SpA	1,186,766	877,216
	Geox SpA	149,354	1,068,748
	Gewiss SpA	232,707	943,301
	Granitifiandre SpA	79,737	287,206
*	Gruppo Ceramiche Ricchetti SpA	127,131	121,701
*	Gruppo Coin SpA	77,286	380,245
*#	Gruppo Editoriale L’Espresso SpA	639,121	910,350
	Hera SpA	1,460,251	3,555,425
*	I Grandi Viaggi SpA	98,547	134,791
*	Immsi SpA	696,806	831,683
	Impregilo SpA	1,180,326	4,116,929
*	Indesit Co. SpA	177,464	909,108
#	Industria Macchine Automatique SpA	58,626	1,029,472
	Industria Romagnola Conduttori Elettrici SpA	43,452	97,707
	Intek SpA	661,259	265,043
*	Interpump Group SpA	241,525	1,171,003
#	Iride SpA	1,343,807	2,327,628
*	Isagro SpA	10,591	59,878
#	Italcementi SpA	149,237	1,708,750
*	Italmobiliare SpA	23,493	791,644
	Landi Renzo SpA	57,780	259,599
#	Lottomatica SpA	85,130	1,643,798
	Maire Tecnimont SpA	115,375	377,752
*#	Mariella Burani SpA	32,721	136,128
	Marr SpA	127,201	982,631
#	Mediolanum SpA	170,520	910,980
	Milano Assicurazioni SpA	635,144	2,111,755

71

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
*	Mirato SpA	36,779	$222,689
*#	Mondadori (Arnoldo) Editore SpA	361,989	1,400,983
*	Monrif SpA	315,834	186,174
*	Montefibre SpA	172,887	46,588
	Nice SpA	14,229	50,065
*	Pagnossin SpA	9,000	—
	PanariaGroup Industrie Ceramiche SpA	42,000	84,019
	Permasteelisa SpA	65,300	1,113,297
	Piaggio & C. SpA	353,619	709,993
*	Pininfarina SpA	82,321	399,631
*	Pirelli & Co. SpA	6,723,096	2,357,284
*	Premafin Finanziaria SpA	961,257	1,240,816
	Prysmian SpA	244,229	3,681,209
*	RDM Realty SpA	5,771	14,541
	Recordati SpA	390,377	2,415,216
*	Richard-Ginori 1735 SpA	140,800	21,925
#	Sabaf SpA	22,649	497,217
#	SAES Getters SpA	30,068	264,785
*#	Safilo Group SpA	503,765	313,153
	Saras SpA	303,695	867,058
*	Seat Pagine Gialle SpA	27,669	6,379
*	Snai SpA	85,704	364,803
#	Societa Iniziative Autostradali e Servizi SpA	83,188	576,593
*	Societe Cattolica di Assicurazoni Scrl SpA	158,551	5,342,381
*	Sogefi SpA	173,096	250,783
#	Sol SpA	166,511	877,891
*	Sorin SpA	1,079,611	1,342,247
*#	Stefanel SpA	216,413	121,540
*#	Tiscali SpA	1,176,229	482,846
	Tod’s SpA	50,479	2,882,072
#	Trevi Finanziaria SpA	121,804	1,421,288
*#	Unipol Gruppo Finanziario SpA	866,457	1,016,495
	Vianini Industria SpA	59,070	124,207
#	Vianini Lavori SpA	175,180	1,028,108
*	Vincenzo Zucchi SpA	136,128	82,230
	Vittoria Assicurazioni SpA	121,346	763,858
	Zignago Vetro SpA	11,414	54,310
TOTAL COMMON STOCKS			121,824,805

RIGHTS/WARRANTS — (0.0%)
*	Intek SpA Warrants 12/30/11	178,760	10,909
TOTAL — ITALY			121,835,714

NETHERLANDS — (5.1%)
COMMON STOCKS — (5.1%)
#	Aalberts Industries NV	355,012	2,796,732
#	Accell Group NV	35,566	1,364,921
*	AFC Ajax NV	18,134	160,368
	Amsterdam Commodities NV	60,689	355,548
	Arcadis NV	180,820	3,022,251
*#	ASM International NV	196,173	2,873,393
*	Atag Group NV	4,630	1,884
	Batenburg Beheer NV	10,306	253,424

72

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
#	Beter Bed Holding NV	67,391	$823,687
	Brunel International NV	49,814	1,144,774
	Crown Van Gelder NV	18,307	161,890
*#	Crucell NV	230,971	5,559,422
*#	Crucell NV ADR	45,768	1,101,178
	DOCdata NV	22,463	207,982
*	Draka Holding NV	47,528	637,847
#	Eriks NV	42,708	2,878,001
	Exact Holding NV	59,787	1,450,743
	Fornix Biosciences NV	29,890	273,530
	Fugro NV	74,624	3,107,719
	Grontmij NV	75,848	1,750,486
	Imtech NV	248,834	4,851,616
*#	InnoConcepts NV	77,911	408,718
	Kas Bank NV	47,628	795,653
#	Kendrion NV	39,829	436,849
	Koninklijke Bam Groep NV	415,704	3,385,869
	Koninklijke Boskalis Westminster NV	133,054	3,028,760
#	Koninklijke Ten Cate NV	98,297	2,383,592
	Koninklijke Vopak NV	71,411	3,577,378
#	Macintosh Retail Group NV	43,877	621,029
	Mediq NV	208,313	2,656,581
	Nederlandsche Apparatenfabriek NV	28,810	663,285
	Nutreco Holding NV	139,331	5,446,246
#	Oce NV	336,989	1,811,949
*	Ordina NV	150,761	592,377
*	Punch Graphix NV	49,509	102,924
*#	Qurius NV	351,539	187,006
*#	Randstad Holdings NV	25,148	698,873
	Roto Smeets Group NV	12,436	231,292
	Royal Reesink NV	2,050	178,357
*	Samas NV	435,697	61,365
#	SBM Offshore NV	106,341	1,826,084
	Sligro Food Group NV	95,164	2,505,255
#	Smit Internationale NV	44,064	2,615,561
	SNS Reaal	161,953	908,410
*	Stern Groep NV	1,258	26,194
*	Super De Boer NV	255,159	1,103,781
#	Telegraaf Media Groep NV	167,262	2,725,021
*	Textielgroep Twenthe NV	1,000	3,507
	TKH Group NV	98,188	1,368,542
*#	TomTom NV	83,252	1,005,598
*	Unit 4 Agresso NV	74,403	1,220,274
	USG People NV	203,344	2,341,462
*	Van der Moolen Holding NV	117,201	278,097
#	Wavin NV	92,283	370,184
TOTAL COMMON STOCKS			80,343,469

RIGHTS/WARRANTS — (0.0%)
*	InnoConcepts NV I-09 Shares	4,328	22,600
TOTAL — NETHERLANDS			80,366,069

73

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
NORWAY — (3.4%)
COMMON STOCKS — (3.4%)
#	Acergy SA	218,343	$2,154,984
*	Acta Holding ASA	230,000	89,926
	Aker Kvaerner ASA	96,400	800,744
*#	Aktiv Kapital ASA	78,617	450,071
	Arendals Fosse Kompani ASA	100	26,212
	Atea ASA	222,782	927,100
*	Austevoll Seafood ASA	19,000	88,885
*#	Blom ASA	80,567	184,797
	Bonheur ASA	50,200	1,214,235
*#	BW Offshore, Ltd.	138,779	173,383
*	Camillo Eitze & Co. ASA	58,200	101,717
*#	Cermaq ASA	231,312	1,848,009
*#	Copeinca ASA	32,494	111,284
*	Det Norske Oljeselskap ASA (B0ZY5P6)	7,000	61,417
*#	Det Norske Oljeselskap ASA (B15GGN4)	3,050,200	3,821,296
*	Dockwise, Ltd.	60,000	67,774
*#	DOF ASA	117,912	680,110
*	EDB Business Partner ASA	167,534	487,198
*#	Eitzen Chemical ASA	21,068	10,666
	Ekornes ASA	111,890	1,489,554
	Farstad Shipping ASA	59,440	1,114,091
	Ganger Rolf ASA	52,803	1,154,414
*	Golar LNG, Ltd.	6,000	51,775
*	Golden Ocean Group, Ltd.	218,000	214,493
*#	Havila Shipping ASA	22,400	157,574
*	IOT Holdings ASA	75,603	2,360
	Kongsberg Gruppen ASA	127,736	1,569,232
*	Kverneland Group ASA	258,080	166,989
	Leroy Seafood Group ASA	7,060	109,996
*#	Marine Harvest	4,227,581	2,842,851
	Nordic Semiconductor ASA	4,000	11,817
*#	Norse Energy Corp. ASA	1,143,079	592,024
*	Norske Skogindustrier ASA Series A	320,620	471,607
*#	Norwegian Air Shuttle ASA	49,007	343,356
*#	Norwegian Energy Co AS	106,600	308,060
	Odfjell ASA Series A	92,300	678,974
	ODIM ASA	56,787	373,915
*	Olav Thon Eiendomsselskap ASA	12,980	1,073,660
	Opera Software ASA	36,000	184,911
*	Otrum ASA	50,600	49,398
*#	PCI Biotech AS	3,357	5,090
*	Petroleum-Geo Services ASA	351,000	2,188,737
*#	Petrolia Drilling ASA	7,426,093	510,497
*#	Photocure ASA	33,562	174,408
*	Pronova BioPharma AS	248,317	659,955
	Prosafe ASA	372,606	1,876,392
*#	Prosafe Production Public, Ltd.	225,500	426,732
*	Q-Free ASA	51,000	126,168
	Rieber and Son ASA Series A	106,654	704,891
	Scana Industrier ASA	299,618	271,651

74

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
*#	Schibsted ASA	65,794	$595,348
*#	Sevan Marine ASA	92,600	119,769
*	Siem Offshore, Inc.	2,000	2,782
	Solstad Offshore ASA	58,300	846,103
*#	Songa Offshore SE	135,250	443,863
	SpareBanken 1 SMN	178,812	1,186,100
*	Storebrand ASA	647,500	2,832,053
*#	Subsea 7, Inc.	73,800	757,089
#	Tandberg ASA Series A	202,304	3,413,637
*	TGS Nopec Geophysical Co. ASA	429,529	4,260,784
	Tomra Systems ASA	587,328	2,114,517
*#	TTS Marine ASA	41,000	56,156
	Veidekke ASA	310,230	1,530,935
	Wilh. Wilhelmsen ASA	61,950	1,070,787
TOTAL COMMON STOCKS			52,435,303

RIGHTS/WARRANTS — (0.0%)
*	Schibsted ASA Rights 07/02/09	6,018	13,533
*	Sevan Marine ASA Rights 08/07/09	92,600	749
*	TTS Marine ASA Rights 07/15/09	66,465	28,942
TOTAL RIGHTS/WARRANTS			43,224
TOTAL — NORWAY			52,478,527

PORTUGAL — (1.3%)
COMMON STOCKS — (1.3%)
*#	Altri SGPS SA	94,568	296,796
#	Banco BPI SA	467,800	1,196,784
	Banif SGPS SA	130,016	222,662
*	Corticeira Amorim SA	223,729	226,495
*#	Finibanco Holdings SGPS SA	291,187	645,584
	Ibersol SGPS SA	20,401	239,245
*#	Impresa Sociedade Gestora de Participacoes SA	369,303	507,966
*	Investimentos Participacoes e Gestao SA	319,480	264,477
	Jeronimo Martins SGPS SA	563,035	3,840,445
#	Mota-Engil SGPS SA	341,524	1,550,142
*#	Novabase SGPS SA	65,729	448,977
*#	ParaRede SGPS SA	54,559	62,850
#	Portucel-Empresa Produtora de Pasta de Papel SA	827,234	2,026,223
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	299,904	1,598,760
	Redes Energeticas Nacionais SA	178,117	763,334
	Sag Gest - Solucoes Automovel Globais SGPS SA	251,556	374,624
#	Sociedade de Investimento e Gestao SGPS SA	258,172	2,097,900
*#	Sonae Industria SGPS SA	272,336	834,753
#	Sonae SGPS SA	392,854	372,053
*	Sonaecom SGPS SA	469,109	1,157,261
*	Sumol + Compal SA	67,967	133,653
*#	Teixeira Duarte Engenharia e Construcoes SA	734,737	986,093
	Toyota Caetano Portugal SA	53,308	348,118
TOTAL — PORTUGAL			20,195,195

75

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
SPAIN — (5.1%)
COMMON STOCKS — (5.1%)
#	Abengoa SA	134,166	$2,981,493
	Adolfo Dominguez SA	20,351	340,683
*#	Amper SA	88,114	806,488
#	Antena 3 de Television SA	240,050	1,817,106
*#	Avanzit SA	555,254	674,277
*#	Azkoyen SA	70,532	342,025
	Banco de Andalucia SA	9,516	482,410
#	Banco Guipuzcoano SA	339,914	2,125,132
#	Banco Pastor SA	255,727	1,772,005
	Banco Popular Espanol SA	24	210
*	Baron de Ley SA	13,910	529,594
#	Bolsas y Mercados Espanoles	120,319	3,572,646
	Campofrio Food Group SA	96,991	865,602
#	Cementos Portland Valderrivas SA	30,644	1,423,474
	Compania Vinicola del Norte de Espana SA	16,119	339,322
	Construcciones y Auxiliar de Ferrocarriles SA	7,283	3,270,958
*#	Corporacion Dermoestetica	65,100	392,182
	Duro Felguera SA	172,631	1,565,523
#	Ebro Puleva SA	312,280	4,750,201
	Elecnor SA	198,254	2,335,103
*	Ercros SA	2,261,056	448,919
*	Estacionamientos Urbanos SA	4,200	—
#	Faes Farma SA	455,399	2,762,499
*	Fluidra SA	9,323	39,255
*#	General de Alquiler de Maquinaria	32,241	351,936
#	Gestevision Telecinco SA	184,072	1,723,848
	Grifols SA	16,629	294,980
#	Grupo Catalana Occidente SA	160,495	2,935,152
	Grupo Empresarial Ence SA	358,144	958,480
*	Iberia Lineas Aereas de Espana SA	1,381,661	2,939,003
	Iberpapel Gestion SA	25,850	360,353
*#	Inbesos SA	12,494	50,054
	Indra Sistemas SA	46,045	999,353
	Inmobiliaria del Sur SA	2,902	91,641
*#	La Seda de Barcelona SA	1,923,682	920,970
#	Laboratorios Almirall SA	94,542	1,052,380
*	Laboratorios Farmaceuticos Rovi SA	9,250	83,556
	Mecalux SA	38,470	520,488
	Miquel y Costas & Miquel SA	26,111	508,282
#	Natra SA	85,540	393,555
*	Natraceutical SA	725,142	472,883
#	NH Hoteles SA	252,650	1,085,164
	Nicolas Correa SA	26,994	83,840
#	Obrascon Huarte Lain SA	130,017	2,580,037
#	Papeles y Cartones de Europa SA (5496132)	193,369	744,697
*	Papeles y Cartones de Europa SA (B58M1T8)	16,114	61,940
	Pescanova SA	25,677	847,529
	Prim SA	39,424	354,185
*#	Promotora de Informaciones SA	303,496	1,607,840
#	Prosegur Cia de Seguridad SA	87,574	2,818,176

76

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
*#	Realia Business SA	110,331	$271,420
#	Service Point Solutions SA	461,144	792,853
*#	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	220,774	262,758
	Sol Melia SA	206,682	1,221,738
*#	Solaria Energia y Medio Ambiente SA	37,385	105,732
*#	SOS Cuetara SA	294,272	1,420,310
*#	Tavex Algodonera SA	244,131	168,312
#	Tecnicas Reunidas SA	37,118	1,761,192
*	Tecnocom Telecomunicaciones y Energia SA	132,841	712,607
#	Tubacex SA	427,191	1,498,828
#	Tubos Reunidos SA	422,653	1,178,488
	Unipapel SA	47,385	715,416
*#	Vertice Trescientos Sesenta Grados SA	57,183	33,405
	Vidrala SA	64,706	1,454,110
	Viscofan SA	183,430	3,919,283
*#	Vocento SA	193,449	910,146
*#	Zeltia SA	556,824	3,969,402
TOTAL COMMON STOCKS			78,873,429

RIGHTS/WARRANTS — (0.0%)
*#	Natra SA Rights 07/06/09	85,540	23,280
*	NH Hoteles SA Rights 07/14/09	252,650	160,558
*#	Vertice Trescientos Sesenta Grados SA Rights 07/06/09	57,183	31,687
TOTAL RIGHTS/WARRANTS			215,525
TOTAL — SPAIN			79,088,954

SWEDEN — (4.2%)
COMMON STOCKS — (4.2%)
#	Aarhuskarlshamn AB	52,836	666,524
	Acando AB	160,086	265,812
*#	Active Biotech AB	104,812	604,352
	Addtech AB Series B	59,000	735,480
	AF AB Series B	47,200	874,973
	Aros Quality Group AB	41,400	182,216
	Atrium Ljungberg AB Series B	15,200	113,741
	Axfood AB	89,350	1,938,820
#	Axis Communications AB	174,894	1,861,673
#	B&B Tools AB	77,850	669,560
	BE Group AB	38,662	162,363
	Beiger Electronics AB	14,700	183,981
	Beijer Alma AB	57,200	584,491
*	Bergs Timber AB Series B	17,000	79,439
*	Bilia AB Series A	113,425	617,549
*	Billerud AB	163,300	795,818
	BioGaia AB Series B	38,000	293,057
	Biotage AB	141,240	133,838
*	Biovitrum AB	5,511	48,615
#	Boliden AB	442,453	3,356,020
	Bong Ljungdahl AB	24,800	69,283
*	Boras Waefveri AB Series B	11,500	6,492
	Cantena AB	56,762	593,346
	Cardo AB	61,300	1,331,759

77

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	Castellum AB	408,700	$2,609,785
#	Clas Ohlson AB Series B	18,065	256,537
*#	Cloetta AB	55,296	185,692
	Concordia Maritime AB Series B	70,300	191,568
	Consilium AB Series B	16,994	57,384
*#	D. Carnegie & Co. AB	181,000	417,621
*	DORO AB	1,200	1,042
#	Elekta AB Series B	302,500	4,444,395
*	Enea Data AB Series B	56,200	233,776
#	Fabege AB	391,400	1,325,810
	Fagerhult AB	16,800	218,960
	G & L Beijer AB Series B	27,400	553,862
*	Gunnebo AB	106,800	394,670
	Hakon Invest AB	56,877	531,070
*	Haldex AB	72,500	502,014
	Heba Fastighets AB Series B	43,500	326,756
#	Hemtex AB	7,980	27,828
#	Hexagon AB	49,392	446,289
*	Hexpol AB	8,172	36,080
*	HIQ International AB	123,289	422,715
	HL Display AB Series B	57,600	200,153
	Hoganas AB Series B	85,800	928,083
	Holmen AB Series B	43,508	952,681
	Industrial & Financial Systems AB Series B	50,260	411,240
#	Intrum Justitia AB	180,322	1,740,680
*	JM AB	267,473	1,850,801
	KappAhl Holding AB	93,099	404,637
	Klovern AB	294,976	692,425
#	Kungsleden AB	412,300	1,907,533
	Lagercrantz Group AB Series B	64,300	233,945
	Lammhults Design Group AB	19,547	88,473
*	LBI International AB	127,651	206,626
	Lennart Wallenstam Byggnads AB Series B	120,400	1,241,976
	Lindab International AB	54,077	442,489
	Loomis AB	57,349	570,814
	Meda AB Series A	120,127	827,689
*	Medivir AB Series B	44,650	319,911
	Mekonomen AB	11,461	171,265
*	Midelfart Sonesson AB Series B	4,160	4,367
	Modern Times Group AB Series B	82,848	2,308,688
*	Munters AB	181,900	880,897
	NCC AB Series B	216,320	1,883,078
*#	Net Insight AB Series B	924,000	567,891
#	New Wave Group AB Series B	39,095	58,240
	NIBE Industrier AB	192,620	1,650,368
#	Nobia AB	421,100	1,502,582
	Nolato AB Series B	66,440	413,513
	OEM International AB Series B	44,400	203,249
	ORC Software AB	36,300	670,179
*	Pa Resources AB	357,209	1,302,536
*	Partnertech AB	28,800	87,939
	Peab AB Series B	425,900	1,754,658

78

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	Poolia AB Series B	33,150	$127,097
*	Pricer AB Series B	1,711,500	108,879
	ProAct IT Group AB	29,000	159,838
*#	Proffice AB	215,400	489,561
	Profilgruppen AB	13,582	67,607
*	Q-Med AB	154,800	916,984
	Rederi AB Transatlantic Series B	93,000	317,329
*	Rezidor Hotel Group AB	51,396	103,360
*#	rnb Retail & Brands AB	92,240	52,629
*	SAS AB	1,938,372	859,815
*	Scribona AB Series B	226,140	229,508
*	Seco Tools AB	3,091	27,493
*	Semcon AB	39,900	102,557
	Sigma AB Series B	25,800	14,097
*	Sintercast AB	11,800	58,333
	Skistar AB	92,100	1,193,005
	Studsvik AB	21,900	164,126
	SWECO AB Series B	183,300	928,359
*#	Trelleborg AB Series B	878,565	2,936,517
	Uniflex AB Series B	3,630	32,991
	VBG AB Series B	1,084	9,259
	Vitrolife AB	41,500	148,070
	Wihlborgs Fastigheter AB	63,858	860,601
TOTAL — SWEDEN			65,740,677

SWITZERLAND — (11.3%)
COMMON STOCKS — (11.2%)
	Acino Holding AG	8,398	1,553,175
*	Advanced Digital Broadcast Holdings SA	368	11,129
	Affichage Holding SA	5,703	680,900
	AFG Arbonia-Forster Holding AG	4,661	69,454
	Allreal Holding AG	26,513	3,144,275
*	Also Holding AG	16,195	446,671
*	Aryzta AG	265,691	8,569,601
*	Ascom Holding AG	89,822	1,133,201
*	Athis Holding AG(B64G0J4)	1,477	1,169,040
*	Athis Holding AG(B64G0P0)	2,754	425,818
	Bachem Holdings AG	24,136	1,498,036
	Baloise-Holding AG	2,510	186,652
	Bank Coop AG	30,796	1,758,525
*	Bank Sarasin & Cie AG Series B	172,644	5,384,367
	Banque Cantonale de Geneve	4,021	859,088
	Banque Cantonale du Jura	4,500	276,931
	Banque Cantonale Vaudoise	8,999	2,839,298
	Banque Privee Edmond de Rothschild SA	157	4,410,950
	Barry Callebaut AG	3,696	2,019,144
	Basellandschaftliche Kantonalbank	583	515,108
*	Basilea Pharmaceutica AG	2,629	225,454
	Basler Kantonalbank	3,114	329,686
	Belimo Holdings AG	1,830	1,643,518
	Bell Holding AG	47	66,931
	Bellevue Group AG	26,524	977,025

79

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	Berner Kantonalbank AG	23,267	$4,903,756
*	Bobst Group AG	35,619	1,000,249
	Bossard Holding AG	8,222	367,719
	Bucher Industries AG	32,519	3,267,148
	Calida Holding AG	396	88,672
	Carlo Gavazzi Holding AG	1,065	122,596
	Centralschweizerische Kraftwerke AG	96	33,114
	Cham Paper Holding AG	490	60,423
	Charles Voegele Holding AG	28,617	949,746
*	Clariant AG	756,817	4,792,972
#	Compagnie Financiere Tradition	5,511	583,520
	Conzzeta AG	1,375	1,718,340
*#	Cytos Biotechnology AG	2,412	28,023
	Daetwyler Holding AG	26,077	1,023,557
	Datacolor AG	458	98,969
	Edipresse SA	1,527	273,801
#	EFG International AG	45,259	490,174
	Elektrizitaets-Gesellschaft Laufenberg AG	3,068	2,917,732
	ELMA Electronic AG	472	185,798
	Emmi AG	13,244	1,317,918
	EMS-Chemie Holding AG	26,147	2,476,970
	Energiedienst Holding AG	71,249	3,329,791
	Feintol International Holding AG	1,601	308,050
	Flughafen Zuerich AG	13,056	2,921,675
	Forbo Holding AG	5,817	1,111,729
	Fuchs Petrolub AG	19,235	1,203,792
#	Galenica Holding AG	15,281	4,511,458
	George Fisher AG	10,991	1,878,960
	Gurit Holding AG	1,288	593,909
	Helvetia Holding AG	12,462	3,309,358
	Hexagon AB	81,720	735,310
#	Implenia AG	48,118	1,219,057
	Interroll-Holding SA	2,404	556,197
	Intershop Holding AG	3,345	868,723
	Jelmoli Holding AG	10,139	3,677,102
	Kaba Holding AG	10,381	1,933,741
*	Kardex AG	17,464	514,887
	Komax Holding AG	8,744	453,095
	Kudelski SA	103,843	1,722,146
	Kuoni Reisen Holding AG	13,201	4,103,455
#	Lem Holdings SA	3,546	817,627
*#	lifeWatch AG	32,013	659,905
*	Logitech International SA	66,632	926,194
#	Luzerner Kantonalbank AG	17,537	4,101,758
	Medisize Holding AG	12,876	473,598
	Metall Zug AG	202	418,287
*	Metraux Services Holdings SA	1,853	188,952
	Mobilezone Holding AG	112,258	738,695
	Nobel Biocare Holding AG	163,678	3,581,900
	Orell Fuessli Holding AG	4,930	655,944
	Panalpina Welttransport Holding AG	5,945	432,844
*	Parco Industriale e Immobiliare SA	600	1,933

80

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	Partners Group Holdings AG	12,146	$1,181,462
*	Petroplus Holdings AG	95,907	1,590,308
	Phoenix Mecano AG	2,953	847,372
	PSP Swiss Property AG	141,111	6,741,946
*#	Rieters Holdings AG	15,236	2,558,785
	Romande Energie Holding SA	2,714	5,122,412
*	Schaffner Holding AG	1,830	208,686
	Schulthess Group AG	14,148	781,488
	Schweiter Technology AG	4,072	1,506,564
	Schweizerische National-Versicherungs-Gesellschaft	38,367	858,965
	Siegfried Holding AG	8,312	750,031
	Sika AG	4,203	4,680,109
	Societa Elettrica Sopracenerina SA	2,340	522,076
	St. Galler Kantonalbank	8,951	3,116,309
#	Straumann Holding AG	8,595	1,568,378
	Sulzer AG	29,261	1,859,366
*#	Swiss Prime Site AG	79,934	3,915,313
	Swisslog Holding AG	775,803	586,197
*	Swissmetal Holding AG	13,504	105,144
	Swissquote Group Holding SA	40,025	1,915,947
	Tamedia AG	14,878	726,542
	Tecan Group AG	38,976	1,521,096
*#	Temenos Group AG	148,205	2,530,570
*	Tornos SA	38,028	213,431
#	Valiant Holding AG	33,293	6,149,921
	Valora Holding AG	11,656	2,108,949
	Vaudoise Assurances Holdings SA	3,140	527,728
	Verwaltungs und Privat-Bank AG	562	55,237
	Villars Holding SA	150	69,716
	Vontobel Holdings AG	94,743	2,541,326
	VZ Holding AG	266	12,307
	Walliser Kantonalbank	1,416	652,003
	WMH Walter Meier Holding AG	4,738	272,910
	Ypsomed Holdings AG	2,419	162,751
	Zehnder Holding AG	764	689,803
	Zueblin Immobilien Holding AG	76,620	294,282
	Zuger Kantonalbank	613	2,215,242
TOTAL COMMON STOCKS			176,005,918

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG	19,235	1,261,326
TOTAL — SWITZERLAND			177,267,244

81

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 07/01/09 (Collateralized by $8,870,000 FNMA 6.00%, 10/01/38, valued at 7,894,035) to be repurchased at $7,775,041	$7,775	$7,775,000

	Shares
SECURITIES LENDING COLLATERAL — (16.4%)
§@ DFA Short Term Investment Fund LP	255,178,592	255,178,592

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.09%, 07/01/09 (Collateralized by various corporate obligations, ranging in par value from $202,810 to $20,145,237, rates ranging from 5.450% to 7.000%, maturities ranging from 09/01/32 to 11/15/38 & U.S. Treasury N/B 1.375%, 02/15/12, valued at $1,667,691) to be repurchased at $1,590,253	$1,590	1,590,249

TOTAL SECURITIES LENDING COLLATERAL		256,768,841

TOTAL INVESTMENTS - (100.0%)
(Cost $1,697,017,761)		$1,561,679,762

See accompanying notes to financial statements.

82

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2009
(Unaudited)

		Shares	Value
COMMON STOCKS — (84.7%)
Consumer Discretionary — (11.9%)
*	AlarmForce Industries, Inc.	700	$2,889
	Astral Media, Inc. Class A	186,347	4,764,613
* #	Ballard Power Systems, Inc.	376,152	669,419
* #	CanWest Global Communications Corp.	1,235,600	164,655
* #	Coastal Contacts, Inc.	146,900	151,554
	Cogeco Cable, Inc.	59,756	1,454,920
	Corus Entertainment, Inc. Class B	278,300	3,553,071
	Dorel Industries, Inc. Class B	107,500	2,484,288
	easyhome, Ltd.	3,600	27,221
	Forzani Group, Ltd. Class A	130,900	1,617,189
*	Gildan Activewear, Inc.	46,910	694,888
*	Glacier Media, Inc.	137,300	223,098
	Glentel, Inc.	15,500	160,044
*	Great Canadian Gaming Corp.	301,200	1,196,358
	Groupe Aeroplan, Inc.	62,300	441,882
*	Imax Corp.	800	6,541
	Le Chateau, Inc.	79,200	815,049
	Leon's Furniture, Ltd.	118,877	1,042,467
	Linamar Corp.	179,780	1,669,281
* #	Martinrea International, Inc.	217,878	1,208,196
*	MDC Partners, Inc. Class A	71,000	401,956
	Quebecor, Inc. Class B	159,493	2,715,008
	Reitmans Canada, Ltd.	193,400	2,387,675
*	RONA, Inc.	426,885	4,679,348
#	Torstar Corp. Class B	179,800	805,363
	TVA Group, Inc. Class B	7,000	51,154
	Uni-Select, Inc.	54,900	1,165,354
*	Westport Innovations, Inc.	133,401	1,076,934
Total Consumer Discretionary			35,630,415

Consumer Staples — (2.5%)
*	Atrium Innovations, Inc.	102,400	1,074,929
	Canada Bread Co., Ltd.	13,161	438,455
	Corby Distilleries, Ltd.	51,708	695,723
*	Cott Corp.	512,400	2,885,458
#	Maple Leaf Foods, Inc.	254,000	1,908,576
*	SunOpta, Inc.	176,001	420,653
*	Sun-Rype Products, Ltd.	100	712
Total Consumer Staples			7,424,506

83

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value
Energy — (16.4%)
	Akita Drilling, Ltd.	42,000	$256,373
* #	Anderson Energy, Ltd.	282,833	201,824
* #	Antrim Energy, Inc.	487,500	318,532
* #	Bankers Petroleum, Ltd.	685,432	1,172,686
*	Berens Energy, Ltd.	208,200	93,078
* #	Birchcliff Energy, Ltd.	336,400	1,749,749
*	Breaker Energy, Ltd.	140,400	445,408
	Calfrac Well Services, Ltd.	107,264	1,138,899
*	Calvalley Petroleum, Inc.	302,339	553,653
*	CE Franklin, Ltd.	20,400	107,687
*	Celtic Exploration, Ltd.	122,600	1,607,402
* #	Comaplex Minerals Corp.	78,800	302,829
* #	Compton Petroleum Corp.	352,300	402,836
*	Connacher Oil & Gas, Ltd.	782,500	618,923
* #	Corridor Resources, Inc.	348,780	797,623
*	Crew Energy, Inc.	250,936	1,121,839
* #	Delphi Energy Corp.	263,700	242,582
* #	Denison Mines Corp.	708,441	1,175,507
	Ensign Energy Services, Inc.	7,400	108,155
*	Fairborne Energy, Ltd.	262,300	834,381
*	Flint Energy Services, Ltd.	139,000	1,380,260
*	Galleon Energy, Inc. Class A	261,437	955,257
* #	Highpine Oil & Gas, Ltd.	208,209	785,829
* #	Iteration Energy, Ltd.	608,800	612,385
* #	Ivanhoe Energy, Inc.	831,620	1,272,651
* #	Mega Uranium, Ltd.	635,600	956,282
* #	MGM Energy Corp.	14,000	1,926
* #	Midnight Oil Exploration, Ltd.	44,300	38,086
*	Nuvista Energy, Ltd.	274,221	2,416,511
*	Paramount Resources, Ltd. Class A	126,300	651,507
#	Pason Systems, Inc.	222,900	1,795,618
#	Progress Energy Resources Corp.	223,440	1,951,726
	Pulse Seismic, Inc.	156,524	170,903
* #	Questerre Energy Corp.	649,400	792,802
#	Savanna Energy Services Corp.	249,213	1,304,825
	ShawCor, Ltd.	209,500	3,625,702
*	Storm Exploration, Inc.	135,100	1,358,956
*	Transglobe Energy Corp.	186,200	496,256
#	Trican Well Service, Ltd.	391,971	3,376,649
#	Trinidad Drilling, Ltd.	389,000	1,645,428
*	TriStar Oil and Gas, Ltd.	383,141	3,620,100
* #	UEX Corp.	608,088	674,404
* #	Uranium One, Inc.	1,819,900	4,177,564
* #	Verenex Energy, Inc.	111,600	575,678
*	Vero Energy, Inc.	127,000	353,763
*	West Energy, Ltd.	245,800	443,778
* #	Xtreme Coil Drilling Corp.	86,700	290,702
	ZCL Composite, Inc.	90,700	292,417
Total Energy			49,267,931

84

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value
Financials — (6.5%)
	AGF Management, Ltd. Class B	348,279	$3,802,728
	Canaccord Capital, Inc.	204,300	1,220,724
	Canadian Western Bank	226,200	3,294,354
	Clairvest Group, Inc.	1,900	20,631
	DundeeWealth, Inc.	51,100	377,819
	EGI Financial Holdings, Inc.	14,650	109,892
	Equitable Group, Inc.	47,000	745,519
* #	Firstservice Corp.	80,500	933,624
	Gluskin Shef & Associates, Inc.	40,000	553,669
	Home Capital Group, Inc.	113,700	2,953,082
	Industrial Alliance Insurance & Financial Services, Inc.	30,300	670,786
	Kingsway Financial Services, Inc.	212,900	609,515
	Laurentian Bank of Canada	92,400	2,786,736
*	Pacific and Western Credit Corp.	9,000	24,373
*	Parkbridge Lifestyles Communities, Inc.	81,700	252,865
	Quest Capital Corp.	725,001	623,308
	Rentcash, Inc.	33,670	249,815
	Sceptre Invesment Counsel, Ltd.	36,300	168,525
	Western Financial Group, Inc.	163,700	271,625
Total Financials			19,669,590

Health Care — (3.4%)
*	AEterna Zentaris, Inc.	124,800	216,736
* #	BioMS Medical Corp.	273,900	654,638
*	Cangene Corp.	175,700	740,171
*	Cardiome Pharma Corp.	255,300	972,341
* #	Labopharm, Inc.	282,600	583,106
*	Logibec Group Informatique, Ltd.	2,600	38,716
* #	MDS, Inc.	464,108	2,437,949
*	Oncolytics Biotech, Inc.	84,200	136,816
*	Paladin Labs, Inc.	45,700	780,297
*	ProMetic Life Sciences, Inc.	861,300	99,966
*	QLT, Inc.	212,100	454,051
* #	Resverlogix Corp.	83,900	202,690
* #	SXC Health Solutions Corp.	84,161	2,146,806
* #	Theratechnologies, Inc.	288,200	592,183
*	Transition Therapeutics, Inc.	74,633	282,966
Total Health Care			10,339,432

Industrials — (6.6%)
	Aecon Group, Inc.	204,400	2,027,921
*	Alexco Resource Corp.	95,500	182,272
*	ATS Automation Tooling System, Inc.	304,017	1,142,204
#	Clarke, Inc.	99,356	240,030
	Exco Technologies, Ltd.	9,700	10,007
*	Heroux-Devtek, Inc.	85,400	301,027
*	Hydrogenics Corp.	361,330	186,389
	IESI-BFC, Ltd.	2,500	28,801
*	Intermap Technologies, Ltd.	113,894	182,129

85

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value
	Marsulex, Inc.	48,300	$411,514
	Richelieu Hardware, Ltd.	51,300	769,621
	Russel Metals, Inc.	229,900	2,976,653
*	Stantec, Inc.	156,600	3,768,417
#	Superior Plus Corp.	21,090	189,840
*	The Churchill Corp.	66,413	684,028
	Toromont Industries, Ltd.	214,900	4,406,452
	Transat A.T., Inc. Class A	2,400	21,727
#	Transcontinental, Inc. Class A	256,564	1,967,546
*	Vector Aerospace Corp.	83,205	400,591
Total Industrials			19,897,169

Information Technology — (6.0%)
*	Absolute Software Corp.	159,900	778,089
* #	AXIA NetMedia Corp.	182,767	216,841
	Calian Technologies, Ltd.	9,800	137,839
*	Celestica, Inc.	797,607	5,403,553
*	COM DEV International, Ltd.	235,300	580,588
	Computer Modelling Group, Ltd.	39,100	502,553
	Constellation Software, Inc.	20,100	570,262
	Dalsa Corp.	59,800	323,896
	Enghouse Systems, Ltd.	27,550	141,877
	Evertz Technologies, Ltd.	116,100	1,596,044
*	Exfo Electro-Optical Engineering, Inc.	21,451	68,236
	Gennum Corp.	111,700	386,050
*	Hemisphere GPS, Inc.	197,900	183,753
*	KAB Distribution, Inc.	403,800	218,711
* #	MacDonald Dettweiler & Associates, Ltd.	129,900	2,959,507
*	March Networks Corp.	29	99
#	Matrikon, Inc.	72,400	133,204
*	Miranda Technologies, Inc.	84,301	333,392
	MKS, Inc.	55,300	77,258
	Mosaid Technologies, Inc.	35,600	468,280
*	Points International, Ltd.	355,081	134,321
*	Sandvine Corp.	19,000	21,725
*	Sierra Wireless, Inc.	127,100	725,568
*	The Descartes Systems Group, Ltd.	142,300	544,414
*	Tundra Semiconductor Corp.	61,250	329,117
*	Vecima Network, Inc.	39,308	165,593
* #	Webtech Wireless, Inc.	279,500	396,488
#	Wi-LAN, Inc.	320,200	633,160
*	Zarlink Semiconductor, Inc.	117,500	68,693
Total Information Technology			18,099,111

Materials — (30.5%)
*	Alamos Gold, Inc.	347,100	2,852,836
*	Almaden Minerals, Ltd.	108,300	68,901
*	Altius Minerals Corp.	112,600	585,677
*	Anvil Mining, Ltd.	214,740	286,160
* #	Apollo Gold Corp.	218,412	93,888
* #	Aquiline Resources, Inc.	224,900	351,905

86

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value
*	Atna Resource, Ltd.	126,947	$84,038
* #	Augusta Resource Corp.	268,174	495,701
*	Aurizon Mines, Ltd.	561,000	2,020,883
	Canam Group, Inc. Class A	158,700	901,867
*	Canfor Corp.	330,690	1,421,528
*	Capstone Mining Corp.	308,865	682,443
*	Cardero Resource Corp.	185,860	180,563
#	Cascades, Inc.	235,076	935,736
*	Catalyst Paper Corp.	1,675,887	244,939
	CCL Industries, Inc. Class B	95,640	1,888,708
*	Chariot Resouces, Ltd.	34,500	6,822
*	Claude Resources, Inc.	1,133,600	857,643
* #	Crystallex International Corp.	1,355,025	302,890
* #	Detour Gold Corp.	63,241	562,191
*	Dundee Precious Metals, Inc.	223,854	336,796
*	Eastern Platinum, Ltd.	2,320,390	1,037,358
*	Eastmain Resources, Inc.	231,714	225,110
*	ECU Silver Mining, Inc.	26,550	13,011
* #	Endeavour Silver Corp.	147,700	253,966
*	Entree Gold, Inc.	261,600	260,892
* #	Equinox Minerals, Ltd.	1,678,290	3,881,357
*	Etruscan Resources, Inc.	333,375	57,323
* #	Euro Goldfields, Ltd.	521,060	1,514,149
* #	Far West Mining, Ltd.	153,396	263,760
*	Farallon Mining, Ltd.	987,400	254,670
*	First Nickel, Inc.	300	30
*	First Uranium Corp.	13,730	48,161
*	FNX Mining Co., Inc.	60,085	414,807
*	Forsys Metals Corp.	199,402	797,162
*	Fronteer Development Group, Inc.	325,800	1,117,605
*	Gammon Gold, Inc.	95,440	631,808
*	Globestar Mining Corp.	296,306	213,985
* #	Golden Star Resources, Ltd.	855,400	1,765,000
*	Grande Cache Coal Corp.	245,800	409,966
* #	Great Basin Gold, Ltd.	860,590	1,176,407
*	Greystar Resources, Ltd.	34,500	94,025
*	Guyana Goldfields, Inc.	187,452	597,900
*	Hanfeng Evergreen, Inc.	142,791	725,525
#	Harry Winston Diamond Corp.	219,100	1,305,389
*	HudBay Minerals, Inc.	477,851	3,155,135
*	Imperial Metals Corp.	69,090	216,213
	Inmet Mining Corp.	77,268	2,834,566
*	Inter-Citic Minerals, Inc.	26,125	14,599
*	International Forest Products, Ltd. Series A	166,200	335,786
#	International Royalty Corp.	280,680	912,153
*	Intertape Polymer Group, Inc.	117,000	105,618
*	Jinshan Gold Mines, Inc.	490,000	400,206
*	Kimber Resources, Inc.	21,200	10,207
* #	Kirkland Lake Gold, Inc.	187,280	1,561,807
*	Lake Shore Gold Corp.	474,700	1,114,156
* #	Laramide Resources, Ltd.	241,000	352,233

87

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value
*	Lundin Mining Corp.	795,900	2,292,280
	Major Drilling Group International, Inc.	101,500	1,593,423
*	MDN, Inc.	242,980	121,161
	Methanex Corp.	359,200	4,357,402
*	Migao Corp.	160,400	1,061,841
*	Minco Base Metals Corp.	2,780	—
*	Neo Material Technologies, Inc.	384,000	680,084
#	Norbord, Inc.	309,200	358,870
* #	North American Palladium, Ltd.	199,710	487,621
*	Northgate Minerals Corp.	937,300	1,990,398
	Nova Chemicals Corp.	340,900	2,028,137
* #	NovaGold Resources, Inc.	268,100	1,147,864
*	Orvana Minerals Corp.	118,300	70,178
*	Osisko Mining Corp.	356,174	2,005,708
*	Pan Amer Silver Corp.	213,700	3,962,953
* #	Petaquilla Minerals, Ltd.	257,380	152,682
*	Platinum Group Metals, Ltd.	189,187	195,181
*	Polaris Miner Corp.	16,700	29,289
* #	PolyMet Mining Corp.	423,377	538,708
*	Quadra Mining, Ltd.	242,250	1,818,203
*	Queenston Mining, Inc.	169,669	650,581
*	Red Back Mining, Inc.	80,800	704,391
*	Richmont Mines, Inc.	24,000	80,265
* #	Rubicon Minerals Corp.	462,115	1,370,672
	Samuel Manu-Tech, Inc.	20,400	58,228
*	SEMAFO, Inc.	689,365	1,250,535
	Sherritt International Corp.	443,200	1,996,620
*	Shore Gold, Inc.	837,013	338,216
*	Silver Standard Resources, Inc.	229,462	4,373,617
#	Silvercorp Metals, Inc.	482,000	1,682,431
*	Starfield Resources, Inc.	953,115	147,497
	Stella-Jones, Inc.	29,600	575,128
*	Tahera Diamond Corp.	235,400	1,012
* #	Tanzanian Royalty Exploration Corp.	316,139	915,951
*	Taseko Mines, Ltd.	649,000	1,110,356
* #	Thompson Creek Metals Company, Inc.	474,700	4,856,579
* #	Timminco, Ltd.	194,700	205,890
*	Virginia Mines, Inc.	29,800	102,480
	Wesdome Gold Mines, Ltd.	96,300	155,650
#	West Fraser Timber Co., Ltd.	123,716	2,493,146
* #	West Timmins Mining, Inc.	269,700	370,993
	Winpak, Ltd.	62,058	358,535
Total Materials			91,924,916

Telecommunication Services — (0.0%)
*	Wireless Matrix Corp.	120,000	92,851

Utilities — (0.9%)
*	Boralex, Inc. Class A	81,274	558,992
* #	Canadian Hydro Developers, Inc.	531,700	1,705,060
*	MAXIM Power Corp.	89,500	213,141
	Pacific Northern Gas, Ltd.	3,900	53,614
*	Plutonic Power Corp.	27,700	84,542
Total Utilities			2,615,349
TOTAL COMMON STOCKS			254,961,270

88

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 07/02/09 (Collateralized by $735,000 FNMA 5.00%, 06/01/23, valued at $625,744) to be repurchased at $634,007	634	$634,000

SECURITIES LENDING COLLATERAL — (15.1%)
§@ DFA Short Term Investment Fund LP	42,552,424	42,552,424

@ Repurchase Agreement, Deutsche Bank Securities 0.09%, 07/01/09 (Collateralized by various corporate obligations, ranging in par value from $202,810 to $20,145,237, rates ranging from 5.450% to 7.000%, maturities ranging from 09/01/32 to 11/15/38, valued at $3,102,871) to be repurchased at $2,896,305	2,896	2,896,298

TOTAL SECURITIES LENDING COLLATERAL		45,448,722

TOTAL INVESTMENTS — (100.0%)
(Cost $511,027,104)		$301,043,992

See accompanying Notes to Financial Statements.

89

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value††
COMMON STOCKS — (74.8%)
Consumer Discretionary — (15.7%)
* #	ABILIT Corp.	584,700	$770,233
#	Aeon Fantasy Co., Ltd.	60,432	440,988
	Aichi Machine Industry Co., Ltd.	285,000	564,195
	Aigan Co., Ltd.	61,600	375,660
	Aisan Industry Co., Ltd.	186,200	1,189,208
#	Akebono Brake Industry Co., Ltd.	375,600	2,211,229
#	Alpha Corp.	31,700	190,614
#	Alpine Electronics, Inc.	225,500	1,983,695
#	Amiyaki Tei Co., Ltd.	239	329,424
#	Amuse, Inc.	25,000	262,223
	Anrakutei Co., Ltd.	50,000	207,335
#	AOI Advertising Promotion, Inc.	39,000	163,537
	AOKI Holdings, Inc.	162,500	1,647,588
	Aoyama Trading Co., Ltd.	95,000	1,110,706
	Asti Corp.	50,000	102,473
	Atom Corp.	129,700	404,262
#	Atsugi Co., Ltd.	701,000	746,031
	Autobacs Seven Co., Ltd.	44,200	938,571
#	Avex Group Holdings, Inc.	151,400	1,189,549
#	Best Denki Co., Ltd.	273,000	803,601
	Calsonic Kansei Corp.	506,000	876,544
* #	Carchs Holdings Co., Ltd.	710,600	220,920
	Catena Corp.	92,000	193,672
#	Chiyoda Co., Ltd.	141,200	1,875,254
#	Chofu Seisakusho Co., Ltd.	124,300	2,715,167
*	Chori Co., Ltd.	658,000	676,478
	Chuo Spring Co., Ltd.	205,000	648,408
#	Clarion Co., Ltd.	909,000	663,657
#	Cleanup Corp.	155,700	515,341
#	Colowide Co., Ltd.	200,450	1,022,870
	Corona Corp.	98,500	844,642
	Cross Plus, Inc.	22,000	216,713
#	Culture Convenience Club Co., Ltd.	243,600	1,613,714
#	Cybozu, Inc.	615	119,948
	Daido Kogyo Co., Ltd.	145,000	237,544
#	Daidoh, Ltd.	125,600	1,442,042
	Daifuku Co., Ltd.	192,500	1,035,623
#	Daikoku Denki Co., Ltd.	49,400	507,184
	Daimaruenawin Co., Ltd.	400	2,164
	Dainichi Co., Ltd.	57,700	342,982
	Daisyo Corp.	72,300	912,963
*	Daito Woolen Spinning & Weaving Co., Ltd.	13,000	7,606
#	Daiwa Seiko, Inc.	433,000	611,604
#	Daiwabo Co., Ltd.	466,000	1,033,854

90

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	DCM Japan Holdings Co., Ltd.	241,300	$1,768,519
#	Descente, Ltd.	263,000	1,040,408
#	Don Quijote Co., Ltd.	56,400	1,022,735
#	Doshisha Co., Ltd.	64,900	720,949
#	DOUTOR NICHIRES Holdings Co., Ltd.	175,286	2,728,294
	Dynic Corp.	127,000	164,287
#	Eagle Industry Co., Ltd.	166,000	544,956
* #	Econach Co., Ltd.	177,000	78,496
#	Edion Corp.	266,500	1,811,679
	Eikoh, Inc.	41,800	133,493
	Exedy Corp.	120,500	1,726,428
#	F&A Aqua Holdings, Inc.	60,638	443,922
	Fine Sinter Co., Ltd.	49,000	123,761
	Foster Electric Co., Ltd.	81,900	877,831
#	France Bed Holdings Co., Ltd.	804,000	887,752
	Fuji Co., Ltd.	117,200	1,983,446
#	Fuji Corp., Ltd.	113,900	257,186
#	Fuji Kiko Co., Ltd.	151,000	176,351
#	Fuji Kyuko Co., Ltd.	369,000	1,599,290
	Fuji Oozx, Inc.	6,000	18,494
*	Fujii & Co., Ltd.	44,000	447
	Fujikura Rubber, Ltd.	74,000	229,666
#	Fujita Kanko, Inc.	402,100	2,521,153
	Fujitsu Business Systems, Ltd.	88,500	1,253,682
#	Fujitsu General, Ltd.	339,000	713,957
	Funai Electric Co., Ltd.	38,900	514,166
* #	Furukawa Battery Co., Ltd.	87,000	472,053
	G-7 Holdings, Inc.	29,200	107,592
*	Gajoen Kanko Co.	37,000	—
#	Gakken Co., Ltd.	354,000	614,583
	Genki Sushi Co., Ltd.	19,200	234,204
	GEO Co., Ltd.	1,255	912,480
	Goldcrest Co., Ltd.	55,870	820,581
* #	Goldwin, Inc.	175,000	256,370
	Gourmet Kineya Co., Ltd.	67,000	463,318
#	Gro-BeLS Co., Ltd.	177,000	45,886
* #	GSI Creos Corp.	194,000	169,565
	Gunze, Ltd.	624,000	2,059,735
#	Hakuyosha Co., Ltd.	88,000	231,617
#	Happinet Corp.	36,100	439,502
#	Haruyama Trading Co., Ltd.	49,900	188,553
#	Haseko Corp.	1,139,500	1,031,168
	Heiwa Corp.	46,900	321,854
	Himaraya Co., Ltd.	38,300	117,382
#	HIS Co., Ltd.	118,200	1,710,969
	Horipro, Inc.	47,000	441,113
	I Metal Technology Co., Ltd.	150,000	329,472
	Ichikawa Co., Ltd.	63,000	171,735
#	Ichikoh Industries, Ltd.	289,000	514,677
* #	Image Holdings Co., Ltd.	41,000	162,286
	Imasen Electric Industrial Co., Ltd.	54,400	416,029
	Imperial Hotel, Ltd.	10,200	220,430
*	Impress Holdings, Inc.	1,124	137,565
	Inaba Seisakusho Co., Ltd.	60,800	624,258
	Ishizuka Glass Co., Ltd.	109,000	165,175

91

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
*	Izuhakone Railway Co., Ltd.	300	$16,445
* #	Izutsuya Co., Ltd.	350,000	184,182
#	Japan Vilene Co., Ltd.	224,000	952,822
#	Jeans Mate Corp.	38,208	183,690
	Jidosha Buhin Kogyo Co., Ltd.	82,000	151,502
	Joban Kosan Co., Ltd.	221,000	352,858
#	Joshin Denki Co., Ltd.	196,000	1,816,863
	Juntendo Co., Ltd.	35,000	34,796
* #	JVC Kenwood Holdings, Inc.	2,477,300	1,332,828
	Kabuki-Za Co., Ltd.	39,000	1,749,949
	Kachikaihatsu Co., Ltd.	186,000	65,333
#	Kadokawa Holdings, Inc.	91,900	1,688,440
	Kanto Auto Works, Ltd.	237,000	2,879,846
	Kasai Kogyo Co., Ltd.	119,000	265,504
	Kato Sangyo Co., Ltd.	127,200	1,607,033
#	Kawai Musical Instruments Manufacturing Co., Ltd.	256,000	244,044
* #	Kawashima Selkon Textiles Co., Ltd.	335,000	214,259
#	Kayaba Industry Co., Ltd.	726,000	1,400,685
	Keihin Corp.	35,300	315,509
#	Keiyo Co., Ltd.	195,000	1,016,782
#	Kentucky Fried Chicken Japan, Ltd.	78,000	1,348,550
	Kinugawa Rubber Industrial Co., Ltd.	198,000	278,676
#	Kisoji Co., Ltd.	87,000	1,719,902
	Koekisha Co., Ltd.	13,600	231,768
	Kohnan Shoji Co., Ltd.	91,600	1,001,692
#	Kojima Co., Ltd.	126,600	477,361
	Komatsu Seiren Co., Ltd.	145,000	574,454
#	Konaka Co., Ltd.	104,960	329,214
* #	Kosugi Sangyo Co., Ltd.	416,000	42,494
	Ku Holdings Co., Ltd.	68,200	139,755
	Kura Corp.	283	379,136
	Kurabo Industries, Ltd.	856,000	1,216,067
	Kuraudia Co., Ltd.	4,800	48,006
	Kuroganeya Co., Ltd.	14,000	50,320
#	K’s Holdings Corp.	130,772	2,159,374
#	Kyoritsu Maintenance Co., Ltd.	49,660	648,630
	Kyoto Kimono Yuzen Co., Ltd.	557	351,606
	Kyowa Leather Cloth Co., Ltd.	73,500	369,769
* #	Laox Co., Ltd.	1,425,000	466,060
#	Look, Inc.	902,000	773,102
#	Maezawa Kyuso Industries Co., Ltd.	50,400	613,853
*	Magara Construction Co., Ltd.	135,000	1,370
* #	Mamiya-Op Co., Ltd.	285,000	103,034
#	Marche Corp.	23,000	136,883
	Mars Engineering Corp.	75,900	1,577,693
#	Maruei Department Store Co., Ltd.	142,000	372,568
*	Maruishi Holdings Co., Ltd.	214,000	2,172
	Maruzen Co., Ltd.	46,000	159,045
#	Matsuya Co., Ltd.	179,700	3,806,351
#	Matsuya Foods Co., Ltd.	64,900	777,313
	Meiwa Industry Co., Ltd.	38,000	59,076
#	Mikuni Corp.	114,000	165,637
#	Misawa Resort Co., Ltd.	190,000	408,964
	Mitsuba Corp.	152,690	765,736
	Mitsui Home Co., Ltd.	223,000	929,965

92

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	Miyuki Keori Co., Ltd.	106,000	$208,992
#	Mizuno Corp.	450,000	1,888,302
#	MOS Food Services, Inc.	110,000	1,392,766
	MR Max Corp.	123,800	413,877
	Mutow Co., Ltd.	77,300	362,295
* #	Naigai Co., Ltd.	2,944,000	1,008,940
	Nexyz Corp.	3,700	70,396
#	Nice Holdings, Inc.	399,000	663,777
*	Nichimo Corp.	667,000	75,489
	Nidec Copal Corp.	197,400	1,801,487
#	Nidec Tosok Corp.	61,000	498,618
	Nihon Tokushu Toryo Co., Ltd.	56,000	188,375
	Nikko Travel Co., Ltd.	12,200	29,937
#	Nippon Felt Co., Ltd.	67,200	283,035
#	Nippon Piston Ring Co., Ltd.	293,000	314,860
	Nippon Seiki Co., Ltd.	148,400	982,637
#	Nishimatsuya Chain Co., Ltd.	222,800	2,245,019
	Nissan Shatai Co., Ltd.	510,300	3,332,970
#	Nissen Holdings Co., Ltd.	207,400	774,414
	Nissin Kogyo Co., Ltd.	54,600	500,177
#	Nittan Valve Co., Ltd.	82,800	274,052
	Nitto Kako Co., Ltd.	98,000	66,622
	Noritsu Koki Co., Ltd.	117,900	884,783
#	Omikenshi Co., Ltd.	176,000	90,083
*	Orient Watch Co., Ltd.	12,000	4,994
	Pacific Industrial Co., Ltd.	183,000	602,426
#	PanaHome Corp.	519,200	3,079,083
	Parco Co., Ltd.	270,800	2,455,627
#	Paris Miki, Inc.	186,800	1,848,679
* #	PIA Corp.	28,800	300,369
	Piolax, Inc.	44,500	637,389
	Press Kogyo Co., Ltd.	375,000	827,272
#	Resorttrust, Inc.	169,908	1,662,411
#	Rhythm Watch Co., Ltd.	443,000	466,088
#	Right On Co., Ltd.	100,525	1,376,228
#	Riken Corp.	359,000	1,042,103
#	Ringer Hut Co., Ltd.	74,800	791,335
	Roland Corp.	88,300	912,368
#	Royal Co., Ltd.	138,200	1,407,420
	Sagami Chain Co., Ltd.	77,000	727,511
* #	Sagami Co., Ltd.	495,000	619,031
	Sagami Rubber Industries Co., Ltd.	15,000	32,558
#	Saint Marc Holdings Co., Ltd.	37,300	974,397
#	Saizeriya Co., Ltd.	172,200	2,568,763
#	Sakai Ovex Co., Ltd.	205,000	175,467
#	Sanden Corp.	487,000	1,361,844
#	Sanoh Industrial Co., Ltd.	114,900	542,358
#	Sanrio Co., Ltd.	284,100	2,412,405
	Sanyo Housing Nagoya Co., Ltd.	354	286,951
#	Sanyo Shokai, Ltd.	462,000	2,173,751
#	Seiko Holdings Corp.	391,407	1,030,932
#	Seiren Co., Ltd.	215,100	1,198,877
#	Senshukai Co., Ltd.	159,600	1,165,612
* #	Seven Seas Holdings Co., Ltd.	891,000	342,953
#	Shikibo, Ltd.	497,000	492,184

93

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	Shimachu Co., Ltd.	43,800	$998,957
	Shinyei Kaisha	96,000	143,718
#	Shiroki Co., Ltd.	302,000	806,127
#	Shobunsha Publications, Inc.	358,300	1,214,273
#	Shochiku Co., Ltd.	427,400	2,543,541
	Showa Corp.	247,300	1,174,156
*	Silver Ox, Inc.	179,000	116,485
* #	Silver Seiko, Ltd.	1,091,000	110,758
	SKY Perfect JSAT Holdings, Inc.	4,084	1,540,441
#	SNT Corp.	93,800	356,261
#	Sofmap Co., Ltd.	43,100	74,599
	Soft99 Corp.	71,500	296,766
	Sotoh Co., Ltd.	49,700	495,878
#	SPK Corp.	16,800	175,354
#	Suminoe Textile Co., Ltd.	260,000	367,355
	Sumitomo Forestry Co., Ltd.	440,766	2,892,042
* #	Suzutan Co., Ltd.	26,200	47,992
* #	SxL Corp.	493,000	224,515
	Tachikawa Corp.	50,800	218,110
	Tachi-S Co., Ltd.	119,440	558,133
	Takamatsu Construction Group	131,900	1,962,791
#	Taka-Q Co., Ltd.	73,500	103,929
* #	TAKE AND GIVE. NEEDS Co., Ltd.	2,157	91,127
#	Tasaki Shinju Co., Ltd.	892,000	887,671
	Taya Co., Ltd.	5,000	33,018
	TBK Co., Ltd.	90,000	173,846
	TDF Corp.	27,000	35,250
#	Tecmo, Ltd.	77,700	544,744
#	Teikoku Piston Ring Co., Ltd.	108,100	545,540
	Teikoku Sen-I Co., Ltd.	78,000	269,232
	Telepark Corp.	146	122,823
* #	Ten Allied Co., Ltd.	50,000	157,470
* #	The Daiei, Inc.	223,900	1,089,179
#	The Japan General Estate Co., Ltd.	118,700	261,175
	The Japan Wool Textile Co., Ltd.	308,000	2,300,723
	Tigers Polymer Corp.	59,000	260,053
	Toabo Corp.	353,000	237,769
	Toei Co., Ltd.	427,000	1,680,436
* #	Tohoku Misawa Homes Co., Ltd.	37,500	44,664
#	Tokai Kanko Co., Ltd.	505,999	165,501
	Tokai Rika Co., Ltd.	81,100	820,393
	Tokai Rubber Industries, Ltd.	106,300	878,068
#	Tokai Senko K.K.	462,000	376,033
	Tokyo Dome Corp.	638,200	2,083,923
	Tokyo Kaikan Co., Ltd.	12,000	50,374
	Tokyo Soir Co., Ltd.	49,000	118,024
#	Tokyo Style Co., Ltd.	336,700	2,509,723
#	Tokyotokeiba Co., Ltd.	946,000	1,433,500
	Tokyu Recreation Co., Ltd.	77,000	416,188
#	Tomy Co., Ltd.	313,193	2,046,181
* #	Tonichi Carlife Group, Inc.	318,000	148,276
	Topre Corp.	180,100	1,445,384
	Totenko Co., Ltd.	57,000	78,146
#	Touei Housing Corp.	128,540	152,824
#	Toyo Radiator Co., Ltd.	253,000	463,984

94

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
#	Toyo Tire & Rubber Co., Ltd.	711,000	$1,747,191
#	Toyobo Co., Ltd.	1,002,000	1,421,084
	Tsukamoto Co., Ltd.	67,000	43,417
#	Tsutsumi Jewelry Co., Ltd.	67,500	1,315,035
#	Unitika, Ltd.	1,629,000	1,128,501
	U-Shin, Ltd.	94,500	517,120
	Watabe Wedding Corp.	29,500	268,012
#	Watami Food Service Co., Ltd.	141,000	2,429,596
	Wondertable, Ltd.	97,000	91,164
	Xebio Co., Ltd.	52,800	901,457
	Yamato International, Inc.	43,000	178,028
	Yellow Hat, Ltd.	73,700	335,133
	Yokohama Reito Co., Ltd.	175,000	1,162,901
#	Yomiuri Land Co., Ltd.	269,000	751,745
	Yonex Co., Ltd.	40,000	219,327
#	Yorozu Corp.	73,500	606,702
	Yoshimoto Kogyo Co., Ltd.	116,800	1,164,747
#	Yoshinoya Holdings Co., Ltd.	2,168	1,950,287
#	Zenrin Co., Ltd.	127,400	1,070,649
#	Zensho Co., Ltd.	362,900	1,430,254
Total Consumer Discretionary			218,595,544

Consumer Staples — (8.6%)
#	Aderans Holdings Co., Ltd.	142,450	1,390,268
*	Aeon Hokkaido Corp.	428,200	1,228,808
	Ahjikan Co., Ltd.	10,500	66,192
#	Ariake Japan Co., Ltd.	113,700	1,853,647
	Cawachi, Ltd.	81,200	1,288,709
	CFS Corp.	122,000	779,916
#	Chubu Shiryo Co., Ltd.	89,000	472,578
	Chuo Gyorui Co., Ltd.	93,000	189,682
	Circle K Sunkus Co., Ltd.	900	15,301
	Coca-Cola Central Japan Co., Ltd.	303	1,982,775
*	cocokara fine HOLDINGS, Inc.	36,060	391,307
	CVS Bay Area, Inc.	55,000	73,203
#	DyDo Drinco, Inc.	55,700	1,336,949
	Echo Trading Co., Ltd.	11,000	72,262
	Ensuiko Sugar Refining Co., Ltd.	103,000	171,713
	Ezaki Glico Co., Ltd.	1,074	10,772
#	Fancl Corp.	238,100	2,985,237
* #	First Baking Co., Ltd.	183,000	186,211
	Fuji Oil Co., Ltd.	296,500	3,403,727
	Fujicco Co., Ltd.	118,600	1,377,711
* #	Fujiya Co., Ltd.	549,000	679,591
	Hagoromo Foods Corp.	40,000	386,696
	Harashin Narus Holdings Co., Ltd.	61,500	660,182
* #	Hayashikane Sangyo Co., Ltd.	336,000	264,705
	Heiwado Co., Ltd.	198,600	2,955,905
* #	Hohsui Corp.	120,000	110,316
	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	444,005
#	Hokuto Corp.	110,300	2,921,277
#	Inageya Co., Ltd.	175,000	1,563,906
	Itochu-Shokuhin Co., Ltd.	43,200	1,480,843
	Itoham Foods, Inc.	693,800	2,130,113
	Izumiya Co., Ltd.	292,000	1,735,111

95

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
#	J-Oil Mills, Inc.	548,000	$2,216,315
	Kameda Seika Co., Ltd.	70,000	881,444
	Kasumi Co., Ltd.	211,000	1,163,032
#	Key Coffee, Inc.	76,600	1,212,593
	Kirindo Co., Ltd.	32,800	151,497
#	Kyodo Shiryo Co., Ltd.	353,000	402,436
	Kyokuyo Co., Ltd.	370,000	679,868
#	Life Corp.	183,900	3,363,423
	Mandom Corp.	82,200	2,218,621
	Marudai Food Co., Ltd.	443,000	1,072,147
#	Maruha Nichiro Holdings, Inc.	1,651,069	2,518,114
*	Maruya Co., Ltd.	14,000	16,782
#	Matsumotokiyoshi Holdings Co., Ltd.	36,500	715,515
*	Maxvalu Tohok Co., Ltd.	18,200	99,058
	Maxvalu Tokai Co., Ltd.	59,400	744,982
#	Meito Sangyo Co., Ltd.	77,800	1,331,160
	Mercian Corp.	413,000	829,138
#	Mikuni Coca-Cola Bottling Co., Ltd.	184,000	1,761,748
#	Milbon Co., Ltd.	42,840	1,058,280
	Ministop Co., Ltd.	97,300	1,806,410
	Mitsui Sugar Co., Ltd.	465,850	1,636,813
	Miyoshi Oil & Fat Co., Ltd.	261,000	328,749
#	Morinaga & Co., Ltd.	909,000	1,807,741
	Morinaga Milk Industry Co., Ltd.	852,000	2,755,994
	Morishita Jinton Co., Ltd.	47,800	97,290
	Morozoff, Ltd.	108,000	340,760
#	Nagatanien Co., Ltd.	118,000	991,161
	Nakamuraya Co., Ltd.	203,000	931,830
#	Nichimo Co., Ltd.	112,000	144,644
#	Nihon Chouzai Co., Ltd.	22,380	342,550
	Niitaka Co., Ltd.	7,260	51,995
	Nippon Beet Sugar Manufacturing Co., Ltd.	513,000	1,100,906
	Nippon Flour Mills Co., Ltd.	604,000	2,769,324
#	Nippon Formula Feed Manufacturing Co., Ltd.	267,000	267,487
	Nippon Suisan Kaisha, Ltd.	514,500	1,283,813
	Nissin Sugar Manufacturing Co., Ltd.	149,000	350,676
	Nitto Flour Milling Co., Ltd.	64,000	186,394
	Oenon Holdings, Inc.	247,000	656,108
	Oie Sangyo Co., Ltd.	20,900	153,009
#	Okuwa Co., Ltd.	153,000	2,066,612
	Olympic Corp.	65,000	455,909
	Oriental Yeast Co., Ltd.	101,000	498,142
	Pietro Co., Ltd.	10,300	85,254
#	Pigeon Corp.	67,800	1,969,705
	Poplar Co., Ltd.	25,760	114,320
* #	Prima Meat Packers, Ltd.	705,000	1,229,532
	Riken Vitamin Co., Ltd.	79,300	2,179,403
	Rock Field Co., Ltd.	47,800	553,970
#	Ryoshoku, Ltd.	149,500	2,851,547
	S Foods, Inc.	104,000	744,749
#	Sakata Seed Corp.	171,000	2,465,304
	Shikoku Coca-Cola Bottling Co., Ltd.	79,800	628,102
	Shoei Foods Corp.	44,000	176,876
	Showa Sangyo Co., Ltd.	604,000	1,644,988
#	Snow Brand Milk Products Co., Ltd.	900,000	3,411,961

96

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
#	Sogo Medical Co., Ltd.	23,000	$666,103
	Sonton Food Industry Co., Ltd.	43,000	268,662
#	Sotetsu Rosen Co., Ltd.	70,000	310,452
	Starzen Corp.	279,000	637,421
#	T. Hasegawa Co., Ltd.	138,900	1,982,650
	Takara Holdings, Inc.	26,000	124,053
* #	The Maruetsu, Inc.	417,000	2,219,221
	The Nisshin Oillio Group, Ltd.	585,000	2,767,054
	Three F Co., Ltd.	17,700	106,480
#	Tobu Store Co., Ltd.	215,000	717,569
	Toho Co., Ltd.	158,000	543,311
#	Tohto Suisan Co., Ltd.	120,000	158,723
	Torigoe Co., Ltd.	84,500	663,027
* #	Toyo Sugar Refining Co., Ltd.	157,000	137,810
	Tsukiji Uoichiba Co., Ltd.	57,000	71,967
	Tsuruha Holdings, Inc.	45,200	1,107,904
	Unicafe, Inc.	14,260	174,062
#	Unicharm Petcare Corp.	97,300	3,433,347
	Unimat Offisco Corp.	85,100	591,444
#	Valor Co., Ltd.	173,600	1,311,022
	Warabeya Nichiyo Co., Ltd.	51,360	742,515
	Yaizu Suisankagaku Industry Co., Ltd.	41,000	436,863
	Yaoko Co., Ltd.	69,100	1,972,989
#	Yomeishu Seizo Co., Ltd.	100,000	853,017
	Yonekyu Corp.	98,000	1,113,842
	Yuasa Funashoku Co., Ltd.	112,000	222,635
#	Yukiguni Maitake Co., Ltd.	86,880	322,874
	Yutaka Foods Corp.	6,000	76,367
Total Consumer Staples			119,859,183

Energy — (1.1%)
#	AOC Holdings, Inc.	139,600	785,718
#	BP Castrol K.K.	69,800	156,529
* #	Fuji Kosan Co., Ltd.	264,000	206,779
	Itochu Enex Co., Ltd.	321,400	1,620,889
	Japan Oil Transportation Co., Ltd.	79,000	136,796
#	Kanto Natural Gas Development Co., Ltd.	197,000	1,265,567
#	Kyoei Tanker Co., Ltd.	115,000	253,222
#	Mitsuuroko Co., Ltd.	227,900	1,469,222
#	Modec, Inc.	124,000	1,962,341
#	Nippon Gas Co., Ltd.	148,900	1,585,469
	Nippon Seiro Co., Ltd.	64,000	136,322
#	Sala Corp.	129,500	698,453
	San-Ai Oil Co., Ltd.	259,000	983,376
#	Shinko Plantech Co., Ltd.	154,800	1,221,396
	Sinanen Co., Ltd.	259,000	1,108,204
#	Toa Oil Co., Ltd.	360,000	364,388
	Toyo Kanetsu K.K.	466,000	559,514
Total Energy			14,514,185

Financials — (7.9%)
#	Arealink Co., Ltd.	3,000	83,204
#	Azel Corp.	1,237,000	231,137
	Bank of the Ryukyus, Ltd.	121,780	1,025,876
#	Central Finance Co., Ltd.	341,000	516,510

97

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
#	Century Leasing System, Inc.	181,200	$1,187,908
#	Chuo Corp.	81,000	50,310
	Daiko Clearing Services Corp.	49,700	370,892
	Fukushima Bank, Ltd.	836,000	599,486
	Fuyo General Lease Co., Ltd.	105,100	1,510,910
	Higashi-Nippon Bank, Ltd.	626,000	1,962,864
#	Ichiyoshi Securities Co., Ltd.	160,600	1,286,019
*	Kakuei (L.) Corp.	100,000	1,015
*	Kirayaka Bank, Ltd.	98,000	110,425
	Kiyo Holdings, Inc.	2,135,900	3,449,129
#	Kobayashi Yoko Co., Ltd.	268,200	611,297
#	Kosei Securities Co., Ltd.	295,000	294,796
#	Marusan Securities Co., Ltd.	256,000	1,250,318
#	Mito Securities Co., Ltd.	271,000	910,569
#	Mizuho Investors Securities Co., Ltd.	781,000	619,425
#	Monex Group, Inc.	2,123	703,127
	Musashino Bank, Ltd.	68,600	2,066,455
*	New Real Property K.K.	43,900	—
*	Nichiboshin, Ltd.	1,190	1,208
* #	NIS Group Co., Ltd.	2,341,425	932,923
#	Nisshin Fudosan Co., Ltd.	218,100	500,714
#	Okasan Securities Group, Inc.	547,000	2,367,111
* #	OMC Card, Inc.	212,500	328,852
	Ricoh Leasing Co., Ltd.	105,100	1,414,930
	Sankei Building Co., Ltd.	228,700	872,929
	Shikoku Bank, Ltd.	742,000	3,396,954
	Shimizu Bank, Ltd.	32,100	1,217,314
#	Sumitomo Real Estate Sales Co., Ltd.	33,200	899,599
	Takagi Securities Co., Ltd.	208,000	236,659
	The Aichi Bank, Ltd.	34,100	2,480,307
	The Akita Bank, Ltd.	666,400	2,770,580
#	The Aomori Bank, Ltd.	611,000	2,560,268
#	The Bank of Ikeda, Ltd.	70,300	2,820,573
#	The Bank of Iwate, Ltd.	63,300	3,934,220
	The Bank of Nagoya, Ltd.	228,297	1,374,290
	The Bank of Okinawa, Ltd.	74,500	2,335,713
	The Bank of Saga, Ltd.	584,000	1,888,894
* #	The Chiba Kogyo Bank, Ltd.	169,600	1,971,338
	The Chukyo Bank, Ltd.	732,000	2,539,504
	The Daisan Bank, Ltd.	621,000	2,227,851
	The Daito Bank, Ltd.	498,000	329,679
	The Ehime Bank, Ltd.	593,000	1,990,971
	The Eighteenth Bank, Ltd.	614,000	1,862,810
	The Fuji Fire & Marine Insurance Co., Ltd.	526,000	1,050,738
#	The Fukui Bank, Ltd.	841,000	2,862,494
	The Higo Bank, Ltd.	74,600	412,914
	The Hokkoku Bank, Ltd.	705,000	2,654,028
	The Hokuetsu Bank, Ltd.	875,000	1,944,532
	The Kagawa Bank, Ltd.	269,350	1,499,849
	The Kagoshima Bank, Ltd.	159,500	1,011,201
	The Kanto Tsukuba Bank, Ltd.	188,800	828,508
	The Kita-Nippon Bank, Ltd.	29,706	772,140
	The Michinoku Bank, Ltd.	524,000	1,122,709
	The Minato Bank, Ltd.	1,431,000	1,778,201
	The Miyazaki Bank, Ltd.	494,000	1,595,297

98

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	The Nagano Bank, Ltd.	314,000	$680,417
	The Oita Bank, Ltd.	491,900	3,053,271
	The San-in Godo Bank, Ltd.	241,000	1,725,158
#	TOC Co., Ltd.	422,050	1,251,064
	Tochigi Bank, Ltd.	386,000	2,377,904
	Toho Bank, Ltd.	759,200	3,231,050
	Toho Real Estate Co., Ltd.	189,800	1,085,833
	Tohoku Bank, Ltd.	390,000	586,771
	Tokai Tokyo Securities Co., Ltd.	662,000	1,813,450
#	Tokushima Bank, Ltd.	267,200	1,310,261
	Tokyo Rakutenchi Co., Ltd.	222,000	826,666
#	Tokyo Theatres Co., Inc.	299,000	581,794
	Tokyo Tomin Bank, Ltd.	110,100	1,482,328
	Tokyu Community Corp.	48,200	687,252
#	Tokyu Livable, Inc.	128,800	640,193
	Tomato Bank, Ltd.	397,000	842,469
#	Tottori Bank, Ltd.	328,000	942,938
* #	Towa Bank, Ltd.	876,000	728,962
	Toyo Securities Co., Ltd.	307,000	559,702
#	Yamagata Bank, Ltd.	584,500	3,513,370
	Yamanashi Chuo Bank, Ltd.	242,000	1,376,402
	Yuraku Real Estate Co., Ltd.	588,000	690,977
Total Financials			109,618,706

Health Care — (3.6%)
	Aloka Co., Ltd.	101,200	835,370
	As One Corp.	69,568	1,384,277
	ASKA Pharmaceutical Co., Ltd.	101,000	750,533
	Create Medic Co., Ltd.	28,000	231,727
	Eiken Chemical Co., Ltd.	78,900	480,196
	FALCO biosystems, Ltd.	34,300	226,322
#	Fuso Pharmaceutical Industries, Ltd.	322,000	970,234
#	Green Hospital Supply, Inc.	940	320,276
	Hitachi Medical Corp.	135,000	1,091,445
#	Hogy Medical Co., Ltd.	54,500	3,010,223
	Iwaki & Co., Ltd.	55,000	91,500
	Japan Medical Dynamic Marketing, Inc.	44,900	80,513
#	Jeol, Ltd.	268,000	758,781
	JMS Co., Ltd.	126,000	368,758
	Kaken Pharmaceutical Co., Ltd.	387,000	3,214,136
	Kawamoto Corp.	4,000	12,107
	Kawanishi Holdings, Ltd.	7,400	63,481
	Kawasumi Laboratories, Inc.	45,000	185,817
#	Kissei Pharmaceutical Co., Ltd.	106,500	2,428,691
#	Kyorin Co., Ltd.	198,000	2,113,556
	Miraca Holdings, Inc.	148,300	2,391,594
#	Mochida Pharmaceutical Co., Ltd.	409,900	3,842,649
#	Nichii Gakkan Co.	121,200	1,142,013
	Nihon Kohden Corp.	151,200	2,554,222
#	Nikkiso Co., Ltd.	237,000	1,187,448
#	Nippon Chemiphar Co., Ltd.	131,000	440,433
	Nippon Shinyaku Co., Ltd.	237,000	2,343,138
#	Nipro Corp.	201,100	3,083,037
	Nissui Pharmaceutical Co., Ltd.	66,100	468,772
#	Paramount Bed Co., Ltd.	106,500	1,387,873

99

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	Rion Co., Ltd.	5,000	$26,455
	Rohto Pharmaceutical Co., Ltd.	97,600	1,106,546
	Seikagaku Corp.	198,500	1,770,732
#	SSP Co., Ltd.	425,000	2,412,769
#	Sundrug Co., Ltd.	71,900	1,309,106
#	Topcon Corp.	121,700	684,987
	Torii Pharmaceutical Co., Ltd.	96,300	1,326,664
#	Towa Pharmaceutical Co., Ltd.	56,300	1,674,370
	Vital-Net, Inc.	142,400	635,723
#	Wakamoto Pharmaceutical Co., Ltd.	100,000	342,587
#	Zeria Pharmaceutical Co., Ltd.	159,000	1,738,071
Total Health Care			50,487,132

Industrials — (20.9%)
#	A&A Material Corp.	235,000	160,590
#	Advan Co., Ltd.	99,400	411,534
* #	ADVANEX, Inc.	121,000	120,295
#	Aeon Delight Co., Ltd.	139,000	3,424,202
	Aica Kogyo Co., Ltd.	236,500	2,099,469
#	Aichi Corp.	260,700	937,309
	Aida Engineering, Ltd.	265,700	972,626
	Airport Facilities Co., Ltd.	185,870	1,007,139
	Airtech Japan, Ltd.	26,700	94,867
	Alps Logistics Co., Ltd.	52,500	538,190
#	Altech Co., Ltd.	23,000	42,456
#	Altech Corp.	37,150	332,318
#	Amano Corp.	269,000	1,800,136
	Ando Corp.	257,000	363,444
#	Anest Iwata Corp.	149,000	541,071
* #	AOMI Construction Co., Ltd.	211,000	63,494
	Asahi Diamond Industrial Co., Ltd.	245,000	1,148,299
	Asahi Kogyosha Co., Ltd.	99,000	282,228
#	Asahi Pretec Corp.	120,450	1,124,332
* #	Asanuma Corp.	1,424,000	807,881
	Asia Air Survey Co., Ltd.	32,000	91,221
	Asunaro Aoki Construction Co., Ltd.	166,500	746,951
	Ataka Construction & Engineering Co., Ltd.	60,000	113,804
	Bando Chemical Industries, Ltd.	340,000	821,915
* #	Banners Co., Ltd.	482,000	24,437
#	Bidec Servo Corp.	78,000	433,299
	Biken Techno Corp.	14,100	51,012
	Bunka Shutter Co., Ltd.	239,000	906,679
	Central Glass Co., Ltd.	601,000	1,905,263
	Central Security Patrols Co., Ltd.	44,700	355,968
	Chudenko Corp.	209,200	3,139,609
#	Chugai Ro Co., Ltd.	327,000	903,593
	Chuo Denki Kogyo Co., Ltd.	90,000	650,189
#	CKD Corp.	229,700	767,966
	Commuture Corp.	154,202	747,237
	Comsys Holdings Corp.	142,000	1,015,102
#	Cosel Co., Ltd.	143,200	1,189,677
	CTI Engineering Co., Ltd.	44,000	275,915
	Dai-Dan Co., Ltd.	156,000	663,335
#	Daido Metal Co., Ltd.	144,000	327,098
#	Daihen Corp.	459,000	1,070,101

100

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	Daiho Corp.	1,355,000	$871,601
#	Daiichi Jitsugyo Co., Ltd.	194,000	554,247
#	Daimei Telecom Engineering Corp.	140,000	987,795
#	Daiseki Co., Ltd.	147,263	3,354,018
*	Daisue Construction Co., Ltd.	316,500	105,319
#	Daiwa Industries, Ltd.	169,000	451,567
	Daiwa Odakyu Construction Co., Ltd.	63,500	109,742
#	Danto Holdings Corp.	570,000	582,145
	Denyo Co., Ltd.	90,600	569,243
	DMW Corp.	4,800	72,972
* #	Dream Incubator, Inc.	168	114,179
#	Ebara Corp.	825,000	1,644,552
* #	Enshu, Ltd.	215,000	162,211
#	Freesia Macross Corp.	1,355,000	167,057
*	Fujisash Co., Ltd.	106,300	49,674
#	Fujita Corp.	115,010	232,832
	Fujitec Co., Ltd.	304,000	1,071,691
	Fukuda Corp.	700,000	1,353,836
	Fukusima Industries Corp.	29,700	229,005
#	Fukuyama Transporting Co., Ltd.	912,400	3,876,253
#	Funai Consulting, Co., Ltd.	99,300	495,266
	Furukawa Co., Ltd.	1,390,000	1,361,876
	Furusato Industries, Ltd.	50,600	428,311
	Futaba Corp.	159,500	2,410,820
#	Gecoss Corp.	113,600	503,606
	GS Yuasa Corp.	33,000	83,421
#	Hamai Co., Ltd.	97,000	89,947
	Hanwa Co., Ltd.	726,000	1,916,549
	Hazama Corp.	285,800	240,490
#	Hibiya Engineering, Ltd.	130,000	1,026,841
#	Hitachi Cable, Ltd.	390,000	821,436
	Hitachi Metals Techno, Ltd.	57,500	226,482
* #	Hitachi Plant Technologies, Ltd.	663,570	1,744,203
	Hitachi Tool Engineering, Ltd.	94,000	819,271
	Hitachi Transport System, Ltd.	313,000	4,185,718
* #	Hitachi Zosen Corp.	1,506,500	1,282,411
	Hokuetsu Industries Co., Ltd.	96,000	153,947
	Hokuriku Electrical Construction Co., Ltd.	56,000	179,466
#	Hosokawa Micron Corp.	144,000	542,752
#	Howa Machinery, Ltd.	379,000	258,283
	IBJ Leasing Co., Ltd.	124,400	1,504,031
#	Ichiken Co., Ltd.	105,000	110,071
	Ichinen Holdings Co., Ltd.	71,100	330,455
#	Idec Corp.	131,900	1,310,450
#	Iino Kaiun Kaisha, Ltd.	337,400	1,724,765
	i-Logistics Corp.	91,000	154,580
	Inaba Denki Sangyo Co., Ltd.	86,000	2,129,739
	Inabata and Co., Ltd.	219,900	828,243
*	Inoue Kogyo Co., Ltd.	425,000	4,314
#	Inui Steamship Co., Ltd.	80,800	609,341
* #	Iseki & Co., Ltd.	759,000	1,252,826
* #	Ishikawa Seisakusho, Ltd.	154,000	80,987
*	Ishikawajima Construction Materials Co., Ltd.	216,000	120,179
	Ishikawajima Transport Machinery Co., Ltd.	73,000	235,878
	Itoki Corp.	174,200	552,200

101

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
#	IWATANI Corp.	847,000	$1,962,471
* #	J Bridge Corp.	1,727,700	387,230
#	Jalux, Inc.	43,300	554,406
	Jamco Corp.	82,000	424,950
* #	Japan Bridge Corp.	44,350	61,174
#	Japan Cash Machine Co., Ltd.	99,415	857,248
#	Japan Foundation Engineering Co., Ltd.	95,600	182,675
	Japan Kenzai Co., Ltd.	93,440	544,349
#	Japan Pulp & Paper Co., Ltd.	501,000	1,675,466
	Japan Steel Tower Co., Ltd.	44,000	156,471
#	Japan Transcity Corp.	231,000	821,588
	K.R.S. Corp.	38,200	359,814
#	Kamagai Gumi Co., Ltd.	583,800	247,945
	Kamei Corp.	118,000	471,099
	Kanaden Corp.	118,000	482,603
	Kanagawa Chuo Kotsu Co., Ltd.	192,000	957,828
	Kanamoto Co., Ltd.	114,000	365,299
	Kandenko Co., Ltd.	160,000	840,740
*	Kanematsu Corp.	1,442,625	1,153,954
* #	Kanematsu-NNK Corp.	125,000	80,767
#	Katakura Industries Co., Ltd.	115,900	1,155,349
#	Kato Works Co., Ltd.	197,000	479,957
* #	Kawada Industries, Inc.	1,132,000	1,154,615
	Kawagishi Bridge Works Co., Ltd.	38,000	91,675
	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	297,075
#	Kimura Chemical Plants Co., Ltd.	59,400	312,202
#	Kinki Sharyo Co., Ltd.	207,000	762,651
	Kintetsu World Express, Inc.	114,200	1,657,483
	Kioritz Corp.	234,000	376,475
#	Kitagawa Iron Works Co., Ltd.	335,000	469,846
#	Kitano Construction Corp.	252,000	485,869
	Kitazawa Sangyo Co., Ltd.	57,000	79,960
#	Kitz Corp.	409,000	1,213,456
	Koike Sanso Kogyo Co., Ltd.	152,000	374,815
	Koito Industries, Ltd.	102,000	262,640
#	Kokuyo Co., Ltd.	122,925	866,671
#	Komai Tekko, Inc.	109,000	149,321
	Komatsu Wall Industry Co., Ltd.	32,900	346,939
	Komori Corp.	98,000	1,120,443
	Kondotec, Inc.	40,500	208,078
#	Kosaido Co., Ltd.	388,400	1,007,734
#	Kuroda Electric Co., Ltd.	109,900	856,747
	Kyodo Printing Co., Ltd.	303,000	690,350
#	Kyoei Sangyo Co., Ltd.	97,000	210,494
	Kyokuto Boeki Kaisha, Ltd.	82,000	125,943
	Kyokuto Kaihatsu Kogyo Co., Ltd.	146,400	615,130
	Kyosan Electric Manufacturing Co., Ltd.	213,000	730,176
	Kyowa Exeo Corp.	345,000	3,382,599
	Kyudenko Corp.	274,000	1,945,693
*	Link Consulting Associates - Japan Corp.	14,600	4,076
* #	Lonseal Corp.	127,000	143,075
	Maeda Corp.	624,000	1,701,517
	Maeda Road Construction Co., Ltd.	319,000	2,270,292
#	Maezawa Industries, Inc.	59,300	129,127
#	Maezawa Kaisei Industries Co., Ltd.	53,300	533,747

102

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	Makino Milling Machine Co., Ltd.	322,000	$933,447
	Marubeni Construction Material Lease Co., Ltd.	78,000	98,279
	Maruka Machinery Co., Ltd.	28,100	235,496
	Maruwn Corp.	66,000	164,097
#	Maruyama Manufacturing Co., Inc.	150,000	226,439
	Maruzen Showa Unyu Co., Ltd.	327,000	1,181,260
#	Matsuda Sangyo Co., Ltd.	96,982	1,112,909
	Matsui Construction Co., Ltd.	98,600	268,606
* #	Matsuo Bridge Co., Ltd.	957,000	683,700
#	Max Co., Ltd.	184,000	1,660,954
#	Meidensha Corp.	764,050	1,220,418
*	Meiji Machine Co., Ltd.	213,000	105,558
#	Meiji Shipping Co., Ltd.	106,100	361,444
#	Meisei Industrial Co., Ltd.	29,000	61,554
	Meitec Corp.	132,000	2,608,171
	Meito Transportation Co., Ltd.	22,000	174,898
*	Meiwa Trading Co., Ltd.	140,000	192,184
	Mitani Corp.	52,600	244,795
#	Mitsubishi Cable Industries, Ltd.	717,000	696,618
#	Mitsubishi Kakoki Kaisha, Ltd.	248,000	520,221
#	Mitsubishi Pencil Co., Ltd.	118,300	1,456,504
#	Mitsuboshi Belting, Ltd.	274,000	1,128,381
#	Mitsui Matsushima Co., Ltd.	338,000	527,573
#	Mitsui-Soko Co., Ltd.	475,000	2,090,877
	Mitsumura Printing Co., Ltd.	93,000	295,843
#	Miura Co., Ltd.	141,400	2,904,502
	Miura Printing Corp.	19,000	39,800
#	Miyairi Valve Manufacturing Co., Ltd.	307,900	75,889
* #	Miyaji Engineering Group	1,918,175	1,114,092
* #	Miyakoshi Corp.	48,400	214,952
*	Mori Denki Mfg. Co., Ltd.	628,000	38,487
#	Mori Seiki Co., Ltd.	10,100	92,729
	Morita Holdings Corp.	159,000	665,179
	Moshi Moshi Hotline, Inc.	119,450	2,850,086
	Mystar Engineering Corp.	15,600	57,268
	NAC Co., Ltd.	28,900	205,973
#	Nachi-Fujikoshi Corp.	588,000	1,192,972
#	Naikai Zosen Corp.	75,000	190,874
#	Nakano Corp.	103,000	147,657
	Narasaki Sangyo Co., Ltd.	68,000	52,153
	NEC Leasing, Ltd.	70,700	622,982
#	NEC System Integration & Construction, Ltd.	167,500	1,898,167
	New Tachikawa Aircraft Co., Ltd.	9,900	413,806
#	Nichias Corp.	424,000	980,719
	Nichiban Co., Ltd.	122,000	392,439
#	Nichiha Corp.	122,780	634,128
	Nihon Spindle Manufacturing Co., Ltd.	115,000	182,470
	Nikko Co., Ltd.	127,000	276,982
#	Nippo Corp.	399,000	2,354,750
#	Nippon Carbon Co., Ltd.	396,000	928,397
* #	Nippon Conveyor Co., Ltd.	168,000	119,905
	Nippon Densetsu Kogyo Co., Ltd.	220,000	1,940,569
	Nippon Denwa Shisetu Co., Ltd.	203,000	504,830
	Nippon Filcon Co., Ltd.	73,100	365,482
	Nippon Hume Corp.	91,000	228,235

103

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	Nippon Jogesuido Sekkei Co., Ltd.	289	$188,986
	Nippon Kanzai Co., Ltd.	69,200	1,185,312
#	Nippon Koei Co., Ltd.	272,000	572,575
	Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,421,173
#	Nippon Seisen Co., Ltd.	107,000	260,414
	Nippon Shindo Co., Ltd.	50,000	49,929
#	Nippon Signal Co., Ltd.	210,200	896,188
#	Nippon Steel Trading Co., Ltd.	389,000	654,647
#	Nippon Thompson Co., Ltd.	255,000	1,277,011
	Nippon Tungsten Co., Ltd.	82,000	119,073
	Nippon Yusoki Co., Ltd.	138,000	295,895
	Nishimatsu Construction Co., Ltd.	954,000	1,962,921
	Nishi-Nippon Railroad Co., Ltd.	30,000	110,247
	Nishishiba Electric Co., Ltd.	101,000	143,581
	Nissei Corp.	104,600	712,005
	Nissei Plastic Industrial Co., Ltd.	394,900	944,573
	Nissin Corp.	342,000	975,580
	Nitchitsu Co., Ltd.	60,000	106,790
	Nitta Corp.	101,400	1,133,009
	Nitto Boseki Co., Ltd.	847,000	1,257,337
#	Nitto Electric Works, Ltd.	150,700	1,308,583
	Nitto Kohki Co., Ltd.	76,200	1,384,901
#	Nitto Seiko Co., Ltd.	140,000	421,140
*	Nittoc Construction Co., Ltd.	316,000	104,743
	Noda Corp.	169,300	252,045
	Nomura Co., Ltd.	205,000	704,500
	Noritake Co., Ltd.	543,000	1,567,204
#	Noritz Corp.	177,100	1,866,766
* #	Oak Capital Corp.	753,354	53,904
	Obayashi Road Corp.	106,000	141,818
	Oiles Corp.	119,142	1,287,341
	Okabe Co., Ltd.	186,900	758,630
	Okamoto Machine Tool Works, Ltd.	164,000	195,177
#	Okamura Corp.	370,900	2,148,083
#	Okano Valve Manufacturing Co.	58,000	204,392
	Oki Electric Cable Co., Ltd.	117,000	161,432
#	OKK Corp.	255,000	270,910
	OKUMA Corp.	152,000	668,316
#	Okumura Corp.	750,400	2,941,288
#	O-M, Ltd.	105,000	416,739
#	Onoken Co., Ltd.	70,900	753,215
#	Organo Corp.	198,000	1,235,981
	Oriental Shiraishi Corp.	463,800	676,630
	Original Engineering Consultants Co., Ltd.	66,500	125,604
#	OSG Corp.	116,800	844,709
#	Oyo Corp.	107,500	1,138,074
#	P.S. Mitsubishi Construction Co., Ltd.	76,800	125,417
#	Park24 Co., Ltd.	150,100	607,108
* #	Penta-Ocean Construction Co., Ltd.	841,000	939,277
#	Pilot Corp.	759	1,488,505
#	Pronexus, Inc.	133,400	882,876
* #	Radia Holdings, Inc.	4,635	56,011
#	Raito Kogyo Co., Ltd.	193,700	334,210
	Rheon Automatic Machinery Co., Ltd.	64,000	163,523
	Ryobi, Ltd.	558,200	1,146,495

104

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
*	Sailor Pen Co., Ltd.	127,000	$69,589
#	Sakai Heavy Industries, Ltd.	126,000	184,596
*	Sakurada Co., Ltd.	225,000	18,272
* #	Sanix, Inc.	157,400	213,555
	Sanki Engineering Co., Ltd.	261,000	1,692,181
#	Sanko Metal Industrial Co., Ltd.	118,000	210,779
	Sankyo-Tateyama Holdings, Inc.	1,102,000	1,024,027
	Sanritsu Corp.	17,800	106,622
	Sanwa Holdings Corp.	236,000	782,947
	Sanyo Denki Co., Ltd.	214,000	525,477
	Sanyo Engineering & Construction, Inc.	48,000	146,454
	Sanyo Industries, Ltd.	102,000	150,720
#	Sasebo Heavy Industries Co., Ltd.	546,000	852,128
	Sato Corp.	108,600	1,085,442
	Sato Shoji Corp.	65,300	429,727
	Sawafuji Electric Co., Ltd.	48,000	90,436
	Secom Joshinetsu Co., Ltd.	33,900	502,460
#	Secom Techno Service Co., Ltd.	43,500	1,010,224
	Seibu Electric Industry Co., Ltd.	67,000	260,493
#	Seika Corp.	267,000	479,379
*	Seikitokyu Kogyo Co., Ltd.	335,000	101,337
	Seino Holdings Co., Ltd.	199,000	962,961
	Sekisui Jushi Co., Ltd.	162,000	1,026,280
#	Senko Co., Ltd.	371,000	1,474,624
#	Senshu Electric Co., Ltd.	37,300	364,973
#	Shibaura Mechatronics Corp.	171,000	651,235
#	Shibusawa Warehouse Co., Ltd.	259,000	1,432,120
	Shibuya Kogyo Co., Ltd.	82,300	659,097
#	Shima Seiki Manufacturing Co., Ltd.	59,600	1,103,675
#	Shin Nippon Air Technologies Co., Ltd.	84,980	656,903
#	Shin-Keisei Electric Railway Co., Ltd.	174,000	597,371
#	Shinko Electric Co., Ltd.	496,000	1,267,394
#	Shin-Kobe Electric Machinery Co., Ltd.	174,000	839,754
#	Shinmaywa Industries, Ltd.	403,000	1,057,409
#	Shinnihon Corp.	215,900	178,717
	Shinsho Corp.	284,000	516,119
#	Shinwa Kaiun Kaisha, Ltd.	409,000	966,584
#	Sho-Bond Corp.	98,100	1,752,586
#	Shoko Co., Ltd.	316,000	367,843
	Showa Aircraft Industry Co., Ltd.	112,000	561,271
	Showa KDE Co., Ltd.	124,000	123,514
#	Sintokogio, Ltd.	191,800	1,184,278
	Soda Nikka Co., Ltd.	67,000	195,298
#	Sohgo Security Services Co., Ltd.	94,900	887,416
	Space Co., Ltd.	73,420	481,003
	Subaru Enterprise Co., Ltd.	59,000	171,559
	Sugimoto & Co., Ltd.	34,100	355,452
	Sumitomo Densetsu Co., Ltd.	104,600	593,835
#	Sumitomo Precision Products Co., Ltd.	176,000	696,832
	Sumitomo Warehouse Co., Ltd.	292,000	1,182,860
*	Sun Wave Corp.	857,000	1,064,746
	Suzuki Metal Industry Co., Ltd.	71,000	108,841
#	SWCC Showa Holdings Co., Ltd.	831,000	728,257
#	Tadano, Ltd.	157,579	698,666
#	Taihei Dengyo Kaisha, Ltd.	152,000	1,256,173

105

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
#	Taihei Kogyo Co., Ltd.	257,000	$591,273
* #	Taiheiyo Kaiun Co., Ltd.	167,000	161,802
* #	Taiheiyo Kouhatsu, Inc.	198,000	109,237
	Taiho Kogyo Co., Ltd.	95,200	631,484
	Taikisha, Ltd.	125,600	1,792,783
	Takada Kiko Co., Ltd.	350,000	464,675
#	Takano Co., Ltd.	52,000	246,704
#	Takara Printing Co., Ltd.	38,055	301,190
#	Takara Standard Co., Ltd.	515,000	2,759,215
#	Takasago Thermal Engineering Co., Ltd.	292,000	2,735,364
* #	Takashima & Co., Ltd.	137,000	138,348
	Takigami Steel Construction Co., Ltd.	50,000	127,380
#	Takisawa Machine Tool Co., Ltd.	191,000	172,481
#	Takuma Co., Ltd.	297,000	587,218
	Tanseisha Co., Ltd.	74,000	160,337
	Tatsuta Electric Wire & Cable Co., Ltd.	215,000	542,568
	TCM Corp.	350,000	463,393
	Techno Associe Co., Ltd.	58,400	394,053
	Techno Ryowa, Ltd.	64,900	337,543
#	Teikoku Electric Manufacturing Co., Ltd.	32,100	343,790
*	Tekken Corp.	521,000	552,975
	Teraoka Seisakusho Co., Ltd.	53,600	233,722
	The Keihin Co., Ltd.	199,000	261,973
	The Kodensha Co., Ltd.	25,000	40,063
	The Yasuda Warehouse Co., Ltd.	98,200	813,645
*	Toa Corp.	744,000	920,063
#	Toa Doro Kogyo Co., Ltd.	155,000	145,773
* #	Tobishima Corp.	1,548,500	253,115
#	Tocalo Co., Ltd.	51,600	498,626
#	Toda Corp.	623,000	2,250,392
	Todentu Corp.	121,000	206,522
	Toenec Corp.	316,000	1,500,026
	Tokai Lease Co., Ltd.	86,000	114,477
	Toko Electric Corp.	88,000	183,977
	Tokyo Biso Kogyo Corp.	19,000	96,630
	Tokyo Energy & Systems, Inc.	126,000	731,635
#	Tokyo Keiki, Inc.	265,000	360,060
#	Tokyo Kikai Seisakusho, Ltd.	304,000	693,175
#	Tokyo Leasing Co., Ltd.	223,800	1,174,251
	Tokyo Sangyo Co., Ltd.	78,000	199,400
	Toli Corp.	207,000	355,214
#	Tomoe Corp.	115,500	165,650
#	Tonami Holdings Co., Ltd.	331,000	788,896
	Toppan Forms Co., Ltd.	88,300	820,199
* #	Tori Holdings Co., Ltd.	2,969,000	153,275
#	Torishima Pump Manufacturing Co., Ltd.	102,200	1,395,385
	Toshiba Machine Co., Ltd.	179,000	513,495
#	Toshiba Plant Kensetsu Co., Ltd.	329,000	2,709,906
	Tosho Printing Co., Ltd.	243,000	645,755
	Totetsu Kogyo Co., Ltd.	122,000	706,472
#	Toyo Electric Co., Ltd.	156,000	725,572
	Toyo Engineering Corp.	628,400	1,806,222
	Toyo Machinery & Metal Co., Ltd.	61,000	124,043
	Toyo Shutter Co., Ltd.	11,800	72,370
#	Toyo Wharf & Warehouse Co., Ltd.	274,000	444,501

106

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
#	Trusco Nakayama Corp.	111,100	$1,458,342
	Tsubakimoto Chain Co.	579,700	1,616,913
	Tsubakimoto Kogyo Co., Ltd.	97,000	181,275
#	Tsugami Corp.	265,000	592,697
#	Tsukishima Kikai Co., Ltd.	149,000	1,303,172
	Tsurumi Manufacturing Co., Ltd.	94,000	670,280
	Tsuzuki Denki Co., Ltd.	75,000	201,044
	TTK Co., Ltd.	62,000	264,258
	Uchida Yoko Co., Ltd.	171,000	720,984
#	Ueki Corp.	455,000	416,357
#	Union Tool Co.	76,900	1,705,229
	Utoc Corp.	96,400	296,393
* #	Venture Link Co., Ltd.	405,500	92,224
* #	Wakachiku Construction Co., Ltd.	3,872,000	1,471,954
	Wavelock Holdings Co., Ltd.	31,500	102,585
	Weathernews, Inc.	26,700	315,866
	Yahagi Construction Co., Ltd.	151,000	509,753
	Yamato Corp.	82,000	208,914
	Yamaura Corp.	40,500	45,761
#	Yamazen Co., Ltd.	306,600	968,743
	Yokogawa Bridge Holdings Corp.	139,400	988,168
	Yondenko Corp.	133,800	649,322
#	Yuasa Trading Co., Ltd.	779,000	783,629
#	Yuken Kogyo Co., Ltd.	156,000	283,291
	Yurtec Corp.	278,000	1,244,452
#	Yushin Precision Equipment Co., Ltd.	53,534	807,155
Total Industrials			289,850,680

Information Technology — (8.0%)
#	Ai Holdings Corp.	182,600	548,935
	Aichi Tokei Denki Co., Ltd.	113,000	271,556
#	Aiphone Co., Ltd.	70,900	1,128,057
* #	Allied Telesis Holdings K.K.	470,700	189,365
	Alpha Systems, Inc.	42,400	829,058
#	Anritsu Corp.	435,000	1,059,977
	AOI Electronics Co., Ltd.	37,400	239,296
	Apic Yamada Corp.	36,000	55,834
#	CAC Corp.	69,100	554,201
	Canon Electronics, Inc.	68,200	1,021,387
	Canon Finetech, Inc.	147,070	1,440,644
	Chino Corp.	158,000	344,148
	Computer Engineering & Consulting, Ltd.	61,500	455,260
	Core Corp.	45,700	250,297
	Cresco, Ltd.	11,600	107,599
*	Daiko Denshi Tsushin, Ltd.	23,000	30,668
#	Dainippon Screen Manufacturing Co., Ltd.	637,000	1,358,146
#	Denki Kogyo Co., Ltd.	237,000	1,439,960
#	Disco Corp.	37,000	886,773
	DKK TOA Corp.	31,000	63,938
	DTS Corp.	84,900	703,133
#	Dwango Co., Ltd.	230	238,253
#	eAccess, Ltd.	4,620	2,148,803
#	Eizo Nanao Corp.	75,600	1,202,476
	Elna Co., Ltd.	97,000	139,167
#	Epson Toyocom Corp.	426,000	764,600

107

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
#	ESPEC Corp.	79,800	$514,150
* #	FDK Corp.	425,000	359,388
#	Fuji Soft, Inc.	127,900	2,146,864
	Fujitsu Component, Ltd.	177	106,640
	Fujitsu Frontech, Ltd.	78,600	563,400
	Fuso Dentsu Co., Ltd.	16,000	41,125
#	Future Architect, Inc.	1,464	761,328
	Hakuto Co., Ltd.	80,300	534,675
	Hitachi Business Solution Co., Ltd.	43,200	228,200
	Hitachi Information Systems, Ltd.	143,200	2,657,399
	Hitachi Kokusai Electric, Inc.	303,500	1,442,065
	Hitachi Maxell, Ltd.	153,900	1,096,192
	Hitachi Software Engineering Co., Ltd.	185,200	2,612,258
	Hitachi Systems & Services, Ltd.	83,700	978,312
	Hochiki Corp.	97,000	672,961
#	Hokuriku Electric Industry Co., Ltd.	308,000	483,544
#	Horiba, Ltd.	49,900	738,889
#	Hosiden Corp.	243,000	2,551,951
#	Icom, Inc.	49,700	955,558
* #	Ikegami Tsushinki Co., Ltd.	174,000	150,997
	Ines Corp.	172,500	863,007
	I-Net Corp.	47,800	247,471
	Information Services International-Dentsu, Ltd.	103,800	659,211
#	Invoice, Inc.	39,279	304,387
#	Ishii Hyoki Co., Ltd.	23,700	372,252
*	IT Holdings Corp.	292,801	3,160,478
#	Iwatsu Electric Co., Ltd.	303,000	276,387
#	Japan Aviation Electronics Industry, Ltd.	300,600	1,153,120
	Japan Business Computer Co., Ltd.	74,900	465,961
	Japan Digital Laboratory Co., Ltd.	113,400	1,081,002
	Japan Radio Co., Ltd.	435,000	757,061
	Jastec Co., Ltd.	61,400	346,355
	JBIS Holdings, Inc.	79,600	309,639
	JIEC Co., Ltd.	199	139,651
	Kaga Electronics Co., Ltd.	97,300	1,012,964
#	Kakaku.com, Inc.	419	1,232,538
	Kanematsu Electronics, Ltd.	83,100	637,921
*	Kasuga Electric Works, Ltd.	44,000	47,613
	Kawatetsu Systems, Inc.	174	136,506
	Koa Corp.	148,700	770,118
#	Koei Co., Ltd.	232,300	2,534,606
* #	Kubotek Corp.	407	95,648
	Kyoden Co., Ltd.	160,000	138,873
	Kyowa Electronic Instruments Co., Ltd.	52,000	156,168
#	Macnica, Inc.	60,900	618,001
	Marubun Corp.	96,100	363,441
#	Maruwa Co., Ltd.	36,500	373,245
	Maspro Denkoh Corp.	61,000	509,195
#	Megachips Corp.	87,300	1,005,418
* #	Meisei Electric Co., Ltd.	359,000	207,722
	Melco Holdings, Inc.	9,000	112,063
#	Mimasu Semiconductor Industry Co., Ltd.	111,581	1,020,211
	Miroku Jyoho Service Co., Ltd.	107,000	204,303
	Mitsui High-Tec, Inc.	141,900	787,244
	Mitsui Knowledge Industry Co., Ltd.	3,688	631,773

108

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
* #	Mutoh Holdings Co., Ltd.	160,000	$324,366
*	Nagano Japan Radio Co., Ltd.	85,000	86,331
*	Nakayo Telecommunications, Inc.	549,000	728,428
	NEC Fielding, Ltd.	189,600	1,939,251
	NEC Mobiling, Ltd.	49,600	692,647
* #	NEC Tokin Corp.	382,000	1,003,409
#	Net One Systems Co., Ltd.	1,889	3,081,215
*	Netmarks, Inc.	523	89,528
	Nichicon Corp.	265,000	1,653,311
#	Nidec Sankyo Corp.	200,000	933,660
#	Nihon Dempa Kogyo Co., Ltd.	69,000	874,465
#	Nihon Inter Electronics Corp.	104,700	146,514
#	Nihon Unisys, Ltd.	71,600	688,759
	Nippon Avionics Co., Ltd.	83,000	135,714
#	Nippon Ceramic Co., Ltd.	86,700	891,470
#	Nippon Chemi-Con Corp.	466,000	902,665
	Nippon Systemware Co., Ltd.	30,000	100,740
	Nissho Electronics Corp.	79,500	434,921
#	Nohmi Bosai, Ltd.	187,000	1,800,342
	NS Solutions Corp.	45,300	550,790
	NSD Co., Ltd.	173,800	1,295,260
	Okaya Electric Industries Co., Ltd.	73,000	180,099
* #	Oki Electric Industry Co., Ltd.	1,801,000	1,491,425
	Ono Sokki Co., Ltd.	103,000	415,338
	Origin Electric Co., Ltd.	105,000	336,891
	Osaki Electric Co., Ltd.	128,000	545,880
	PCA Corp.	17,500	178,924
* #	Pixela Corp.	33,000	51,623
*	Pulstec Industrial Co., Ltd.	21,200	21,678
*	Rikei Corp.	186,000	126,051
	Riken Keiki Co., Ltd.	77,800	387,223
#	Roland DG Corp.	59,800	744,913
	Ryoden Trading Co., Ltd.	152,000	775,038
	Ryosan Co., Ltd.	122,000	2,321,214
#	Ryoyo Electro Corp.	108,000	840,364
	Sanken Electric Co., Ltd.	300,000	1,072,324
	Sanko Co., Ltd.	22,000	76,884
	Sanshin Electronics Co., Ltd.	108,100	1,159,707
	Satori Electric Co., Ltd.	56,380	275,273
	Saxa Holdings, Inc.	194,000	234,042
	Sekonic Corp.	36,000	51,091
	Shindengen Electric Manufacturing Co., Ltd.	296,000	595,860
#	Shinkawa, Ltd.	68,400	765,433
	Shinko Shoji Co., Ltd.	75,900	503,157
	Shizuki Electric Co., Inc.	103,000	195,033
	Siix Corp.	83,700	261,324
	SMK Corp.	265,000	658,976
#	Sorun Corp.	92,600	448,099
* #	SPC Electronics Corp.	48,200	56,860
	SRA Holdings, Inc.	49,700	351,451
#	Star Micronics Co., Ltd.	133,000	1,440,684
#	Sumida Corp.	66,249	378,869
	Sumisho Computer Systems Corp.	168,100	2,624,773
#	SUNX, Ltd.	117,400	371,298
#	SystemPro Co., Ltd.	676	280,144

109

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	Tachibana Eletech Co., Ltd.	62,400	$426,724
#	Taiyo Yuden Co., Ltd.	200,000	958,753
	Tamura Corp.	253,000	568,951
	Teikoku Tsushin Kogyo Co., Ltd.	172,000	398,147
	TKC Corp.	100,600	1,781,617
*	Toko, Inc.	331,000	387,867
	Tokyo Denpa Co., Ltd.	24,900	163,867
	Tokyo Electron Device, Ltd.	352	470,521
#	Tokyo Seimitsu Co., Ltd.	104,300	1,049,188
#	Tomen Electronics Corp.	50,600	612,420
	Tose Co., Ltd.	23,100	135,767
* #	Totoku Electric Co., Ltd.	129,000	98,846
	Toukei Computer Co., Ltd.	27,710	345,398
#	Toyo Corp.	110,600	1,234,771
#	Trans Cosmos, Inc.	163,500	1,156,132
	Trinity Industrial Corp.	56,000	228,397
	Tsuzuki Densan Co., Ltd.	22,500	56,789
* #	Union Holdings Co., Ltd.	1,598,600	131,002
	XNET Corp.	91	76,593
	Yamaichi Electronics Co., Ltd.	469,600	947,438
	Yaskawa Information Systems Corp.	40,000	119,598
	Ye Data, Inc.	43,000	77,785
#	Yokowo Co., Ltd.	69,500	368,561
#	Zuken, Inc.	95,200	580,300
Total Information Technology			110,746,141

Materials — (8.3%)
	Achilles Corp.	670,000	891,533
	Adeka Corp.	341,200	2,156,413
	Agro-Kanesho Co., Ltd.	7,000	34,137
#	Aichi Steel Corp.	367,000	1,277,310
	Arakawa Chemical Industries, Ltd.	67,700	617,442
	Araya Industrial Co., Ltd.	204,000	327,260
	Aronkasei Co., Ltd.	124,000	422,694
	Asahi Organic Chemicals Industry Co., Ltd.	334,000	951,595
#	Chuetsu Pulp and Paper Co., Ltd.	395,000	647,721
*	Chugai Mining Co., Ltd.	852,400	265,252
#	Chugoku Marine Paints, Ltd.	233,000	1,186,069
* #	Chugokukogyo Co., Ltd.	105,000	103,002
#	Co-Op Chemical Co., Ltd.	159,000	297,754
#	Dai Nippon Toryo, Ltd.	488,000	473,936
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	159,479
	Dai-ichi Kogyo Seiyaku Co., Ltd.	121,000	207,150
#	Daiken Corp.	439,000	851,351
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	312,000	881,856
#	Daio Paper Corp.	424,500	3,204,902
#	Daiso Co., Ltd.	373,000	981,002
	DC Co., Ltd.	113,900	273,348
	Dijet Industrial Co., Ltd.	81,000	152,786
	Dynapac Co., Ltd.	25,000	100,901
#	FP Corp.	75,300	2,642,991
#	Fujikura Kasei Co., Ltd.	94,500	502,094
	Fumakilla, Ltd.	85,000	260,756
	Geostar Corp.	90,000	61,464
#	Godo Steel, Ltd.	542,000	1,423,058

110

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
#	Gun-Ei Chemical Industry Co., Ltd.	278,000	$571,249
	Harima Chemicals, Inc.	78,000	338,425
#	Hodogaya Chemical Co., Ltd.	281,000	446,725
	Hokkan Holdings, Ltd.	210,000	502,409
	Hokko Chemical Industry Co., Ltd.	90,000	260,182
#	Hokuetsu Paper Mills, Ltd.	625,500	2,345,481
	Hokushin Co., Ltd.	64,000	97,037
	Honshu Chemical Industry Co., Ltd.	35,000	238,428
#	Ihara Chemical Industry Co., Ltd.	155,000	404,662
#	ISE Chemicals Corp.	86,000	345,577
* #	Ishihara Sangyo Kaisha, Ltd.	1,292,500	1,038,160
#	Ishii Iron Works Co., Ltd.	110,000	137,907
#	Japan Carlit Co., Ltd.	59,800	227,333
	JSP Corp.	106,700	746,376
	Kanto Denka Kogyo Co., Ltd.	194,000	463,282
	Kasei (C.I.) Co., Ltd.	119,000	293,051
	Katakura Chikkarin Co., Ltd.	43,000	145,477
*	Kawakin Holdings Co., Ltd.	11,000	27,469
	Kawasaki Kasei Chemicals, Ltd.	121,000	147,197
* #	Kishu Paper Co., Ltd.	260,000	270,542
	Koatsu Gas Kogyo Co., Ltd.	190,000	994,837
	Kohsoku Corp.	62,800	362,532
	Konishi Co., Ltd.	67,500	488,777
#	Kumiai Chemical Industry Co., Ltd.	296,000	787,808
	Kureha Corp.	627,500	2,783,997
#	Kurosaki Harima Corp.	286,000	453,656
	Lintec Corp.	87,400	1,022,556
#	MEC Co., Ltd.	61,200	312,162
	Mesco, Inc.	30,000	168,140
	Mitsubishi Paper Mills, Ltd.	1,094,000	1,575,542
#	Mitsubishi Steel Manufacturing Co., Ltd.	523,000	1,485,100
#	Mitsui Mining Co., Ltd.	772,500	1,474,321
	Mory Industries, Inc.	154,000	314,813
#	Nakabayashi Co., Ltd.	181,000	286,462
#	Nakayama Steel Works, Ltd.	443,000	1,135,632
#	Neturen Co., Ltd.	153,800	915,168
	Nichia Steel Works, Ltd.	175,900	433,641
	Nichireki Co., Ltd.	96,000	243,737
	Nifco, Inc.	162,700	2,391,316
	Nihon Kagaku Sangyo Co., Ltd.	79,000	396,365
	Nihon Matai Co., Ltd.	111,000	165,334
#	Nihon Nohyaku Co., Ltd.	219,000	1,187,818
	Nihon Parkerizing Co., Ltd.	230,000	2,712,223
	Nihon Seiko Co., Ltd.	18,000	31,292
*	Nippon Carbide Industries Co., Inc.	201,000	163,741
	Nippon Chemical Industrial Co., Ltd.	281,000	495,383
#	Nippon Chutetsukan K.K.	97,000	114,360
#	Nippon Chuzo K.K.	136,000	113,465
#	Nippon Concrete Industries Co., Ltd.	157,000	144,187
	Nippon Denko Co., Ltd.	372,000	1,705,431
	Nippon Fine Chemical Co., Ltd.	90,600	398,496
	Nippon Foil Manufacturing Co., Ltd.	51,000	61,094
#	Nippon Kasei Chemical Co., Ltd.	355,000	452,386
	Nippon Kayaku Co., Ltd.	248,000	1,135,711
#	Nippon Kinzoku Co., Ltd.	222,000	312,082

111

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
#	Nippon Koshuha Steel Co., Ltd.	438,000	$438,388
	Nippon Light Metal Co., Ltd.	1,115,000	1,053,521
#	Nippon Metal Industry Co., Ltd.	592,000	819,435
#	Nippon Paint Co., Ltd.	759,200	2,928,416
	Nippon Pigment Co., Ltd.	43,000	93,749
	Nippon Pillar Packing Co., Ltd.	83,000	296,398
	Nippon Shokubai Co., Ltd.	251,000	1,454,568
	Nippon Soda Co., Ltd.	525,000	1,493,419
	Nippon Valqua Industries, Ltd.	313,000	712,215
	Nippon Yakin Kogyo Co., Ltd.	395,500	1,097,038
	Nittetsu Mining Co., Ltd.	281,000	719,755
	Nitto FC Co., Ltd.	72,000	321,189
	NOF Corp.	701,000	1,971,423
	Okamoto Industries, Inc.	402,000	1,300,835
#	Okura Industrial Co., Ltd.	211,000	459,192
	Osaka Organic Chemical Industry, Ltd.	66,000	288,121
	Osaka Steel Co., Ltd.	147,000	1,467,748
	Riken Technos Corp.	197,000	392,469
#	S Science Co., Ltd.	3,265,000	167,761
#	S.T. Chemical Co., Ltd.	100,000	1,212,287
	Sakai Chemical Industry Co., Ltd.	355,000	929,832
	Sakata INX Corp.	214,000	539,701
#	Sanyo Chemical Industries, Ltd.	400,000	2,144,256
#	Sanyo Special Steel Co., Ltd.	553,300	1,584,848
	Sekisui Plastics Co., Ltd.	343,000	878,850
	Shikoku Chemicals Corp.	202,000	672,021
	Shinagawa Refractories Co., Ltd.	224,000	450,154
#	Shin-Etsu Polymer Co., Ltd.	278,400	1,257,306
	Shinko Wire Co., Ltd.	185,000	376,111
	Showa Tansan Co., Ltd.	13,000	40,395
	Somar Corp.	43,000	85,369
#	Stella Chemifa Corp.	42,100	589,986
	Sumitomo Bakelite Co., Ltd.	92,000	335,613
#	Sumitomo Light Metal Industries, Ltd.	1,248,000	1,027,704
#	Sumitomo Osaka Cement Co., Ltd.	620,000	974,039
	Sumitomo Pipe & Tube Co., Ltd.	108,100	741,449
	Sumitomo Seika Chemicals Co., Ltd.	238,000	664,870
#	Taisei Lamick Co., Ltd.	18,500	375,853
	Takasago International Corp.	339,000	1,636,400
	Takiron Co., Ltd.	243,000	722,200
	Tayca Corp.	151,000	352,768
	Tenma Corp.	108,100	1,349,671
#	The Nippon Synthetic Chemical Industry Co., Ltd.	333,000	773,345
	The Pack Corp.	66,200	859,368
* #	Titan Kogyo K.K.	59,000	66,654
#	Toagosei Co., Ltd.	897,000	1,924,808
#	Toda Kogyo Corp.	158,000	366,245
	Tohcello Co., Ltd.	116,500	485,966
#	Toho Titanium Co., Ltd.	65,400	765,012
#	Toho Zinc Co., Ltd.	425,000	872,247
#	Tokushu Tokai Holdings Co., Ltd.	505,580	1,280,786
	Tokyo Ohka Kogyo Co., Ltd.	111,900	1,536,185
#	Tokyo Rope Manufacturing Co., Ltd.	557,000	929,147
#	Tomoegawa Paper Co., Ltd.	125,000	175,431
	Tomoku Co., Ltd.	294,000	482,477

112

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	Topy Industries, Ltd.	748,000	$1,285,646
#	Toyo Ink Manufacturing Co., Ltd.	541,000	1,434,011
	Toyo Kohan Co., Ltd.	327,000	961,911
#	TYK Corp.	142,000	294,430
	Ube Material Industries, Ltd.	275,000	549,171
#	Wood One Co., Ltd.	169,000	712,911
	Yamamura Glass Co., Ltd.	360,000	716,970
	Yodogawa Steel Works, Ltd.	624,500	2,603,480
#	Yuki Gosei Kogyo Co., Ltd.	64,000	301,503
#	Yushiro Chemical Industry Co., Ltd.	51,600	852,938
	Zeon Corp.	503,000	1,444,878
Total Materials			115,714,633

Utilities — (0.7%)
	Hokkaido Gas Co., Ltd.	210,000	561,763
	Hokuriku Gas Co., Ltd.	99,000	241,679
#	Okinawa Electric Power Co., Ltd.	59,571	3,492,510
#	Saibu Gas Co., Ltd.	1,296,000	3,199,312
	Shizuoka Gas Co., Ltd.	258,000	1,257,507
#	Tokai Corp.	258,000	1,255,581
Total Utilities			10,008,352

TOTAL COMMON STOCKS			1,039,394,556

RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

		Face
		Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/04/08 (Collateralized by $60,170,000 FNMA 3.50%, 03/25/33, valued at $9,423,447) to be repurchased at $9,284,970	$9,284	9,284,000

Shares
SECURITIES LENDING COLLATERAL — (24.5%)
§ @	DFA Short Term Investment Fund LP	337,066,073	337,066,073

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $3,100,925 FNMA 5.000%, 03/01/38, valued at $2,869,291) to be repurchased at $2,813,089	$2,813	2,813,030

TOTAL SECURITIES LENDING COLLATERAL		339,879,103

TOTAL INVESTMENTS - (100.0%) (Cost $1,830,699,372)		$1,388,557,659

See accompanying Notes to Financial Statements.

113

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value††
AUSTRALIA — (46.7%)
COMMON STOCKS — (46.6%)
	ABB Grain, Ltd.	763,384	$4,171,028
#	ABC Learning Centres, Ltd.	535,970	192,336
*	Adacel Technologies, Ltd.	113,249	24,457
*	Adamus Resources, Ltd.	532,491	67,960
	ADCorp Australia, Ltd.	229,411	54,550
	Adelaide Brighton, Ltd.	1,663,662	2,530,723
# *	Aditya Birla Minerals, Ltd.	841,658	153,765
	Adtrans Group, Ltd.	32,808	54,753
	Aevum, Ltd.	427,119	386,902
*	Agenix, Ltd.	707,478	7,993
*	Ainsworth Game Technology, Ltd.	393,653	20,757
	AJ Lucas Group, Ltd.	223,548	609,813
# *	Alchemia, Ltd.	565,630	63,608
#	Alesco Corp., Ltd.	457,971	1,705,636
*	Alkane Resources, Ltd.	938,520	106,133
*	Allied Medical, Ltd.	11,746	—
*	Altium, Ltd.	162,100	72,730
*	Amadeus Energy, Ltd.	819,137	237,393
	Amalgamated Holdings, Ltd.	374,540	1,049,090
	Amcom Telecommunications, Ltd.	1,135,725	95,346
	Ammtec, Ltd.	12,835	24,462
*	Andean Resources, Ltd.	1,508,392	855,498
*	Anglo Australian Resources NL	1,799,335	21,197
	Ansell, Ltd.	707,058	5,948,225
	AP Eagers, Ltd.	36,158	183,769
#	APA Group	1,864,187	3,632,942
*	Apex Minerals NL	271,724	44,399
#	APN News & Media, Ltd.	1,143,587	1,857,220
# *	Aquila Resources, Ltd.	269,918	661,536
# *	Arana Therapeutics, Ltd.	898,406	462,887
	ARB Corporation, Ltd.	304,681	693,067
	Ariadne Australia, Ltd.	291,838	47,824
# *	Arrow Energy NL	2,386,137	3,979,725
	ASG Group, Ltd.	178,097	68,711
	Aspen Group	14,713	6,705
	Astron, Ltd.	81,870	90,725
*	Atlas Group Holding, Ltd.	469,001	118,436
# *	Atlas Iron, Ltd.	416,701	226,351
	Atlas South Sea Pearl, Ltd.	82,585	17,628
*	Aurora Oil and Gas, Ltd.	589,181	117,280
	Ausdrill, Ltd.	694,863	506,154
	Ausmelt, Ltd.	44,782	11,805

114

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	Austal, Ltd.	664,923	$781,333
*	Austar United Communications, Ltd.	4,173,099	2,502,765
	Austereo Group, Ltd.	1,408,798	1,317,567
*	Austpac Resources NL	2,595,102	123,642
#	Australian Agricultural Co., Ltd.	970,435	1,221,462
#	Australian Infrastructure Fund	2,080,653	2,254,652
# *	Australian Pharmaceutical Industries, Ltd.	5,455,541	2,023,375
#	Australian Wealth Management, Ltd.	2,039,661	1,080,831
*	Australian Worldwide Exploration, Ltd.	2,356,893	3,937,002
*	Auto Group, Ltd.	41,309	—
*	Autodom, Ltd.	173,083	3,553
# *	Autron Corporation, Ltd.	989,247	15,449
*	Avexa, Ltd.	167,778	12,958
*	Aviva Corp., Ltd.	26,838	3,703
	AVJennings, Ltd.	5,350,378	1,388,551
# *	Avoca Resources, Ltd.	345,813	334,362
#	AWB, Ltd.	1,641,462	2,870,752
#	Babcock & Brown Communities, Ltd.	3,567,489	503,268
#	Babcock & Brown Infrastructure Group	313,918	40,118
#	Babcock & Brown Wind Partners	2,604,553	1,458,164
*	Ballarat South Gold, Ltd.	1,996	11,970
#	Bank of Queensland, Ltd.	503,041	4,502,753
#	Beach Petroleum, Ltd.	4,877,374	3,168,055
	Becton Property Group	165,149	21,819
	Beyond International, Ltd.	61,256	22,796
# *	Biota Holdings, Ltd.	940,673	215,028
#	Blackmores, Ltd.	70,273	723,878
*	Blina Diamonds, Ltd.	15,073	203
	Boart Longyear Group	2,801,389	812,809
*	Boulder Steel, Ltd.	1,667,795	84,640
*	BQT Solutions, Ltd.	94,271	7,988
#	Bradken, Ltd.	530,575	1,749,840
*	Breakaway Resporces, Ltd.	755,280	37,480
#	Brickworks, Ltd.	110,449	778,664
*	Brockman Resources, Ltd.	276,703	113,723
	BSA, Ltd.	523,166	53,361
*	Buru Energy, Ltd.	624,558	74,709
#	Cabcharge Australia, Ltd.	518,843	2,386,955
*	Calliden Group, Ltd.	633,393	126,487
	Campbell Brothers, Ltd.	233,990	3,746,476
*	Cape Range Wireless, Ltd.	7,260	—
*	Capral Aluminium, Ltd.	743,515	54,974
*	Carbon Energy, Ltd.	232,348	44,790
#	Cardno, Ltd.	236,496	597,127
# *	Carnarvon Petroleum, Ltd.	2,906,082	545,712
*	Carnegie Corp., Ltd.	935,760	87,910
*	Carpentaria Exploration, Ltd.	102,749	2,910
#	Cash Converters International, Ltd.	1,086,054	174,715
*	CBH Resources, Ltd.	408,220	—
*	CDS Technologies, Ltd.	13,276	8,381
*	CEC Group, Ltd.	23,895	2,665
	Cedar Woods Properties, Ltd.	97,470	114,347

115

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
# *	Cellestis, Ltd.	387,333	$521,053
*	Cellnet Group, Ltd.	921,474	171,114
*	Centamin Egypt, Ltd.	2,078,015	982,058
#	Centennial Coal Co., Ltd.	1,532,031	3,602,679
*	Ceramic Fuel Cells, Ltd.	1,152,980	103,637
#	Challenger Financial Services Group, Ltd.	1,348,487	1,486,877
	Chandler Macleod, Ltd.	88,156	10,649
*	Chemeq, Ltd.	166,742	9,197
# *	ChemGenex Pharmaceuticals, Ltd. (6273635)	576,457	176,181
*	ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	1,915
*	Circadian Technologies, Ltd.	64,591	29,284
*	Citadel Resource Group, Ltd.	1,519,372	156,740
*	Citigold Corp., Ltd.	3,315,377	440,220
#	Clarius Group, Ltd.	1,022,084	489,952
# *	Clinuvel Pharmaceuticals, Ltd.	1,128,482	187,089
	Clive Peeters, Ltd.	23,012	2,501
	Clough, Ltd.	2,486,585	635,554
*	Clover Corp., Ltd.	269,348	37,736
*	CMI, Ltd.	81,810	46,886
*	CO2 Group, Ltd.	844,559	163,417
*	Cockatoo Coal, Ltd.	83,491	16,869
	Codan, Ltd.	142,942	59,162
#	Coffey International, Ltd.	543,461	626,415
#	Collection House, Ltd.	1,776,852	518,555
# *	Commander Communications, Ltd.	929,503	50,651
*	ComTel Corp., Ltd.	120,514	1,734
#	ConnectEast Group	6,869,141	3,329,685
# *	Conquest Mining, Ltd.	1,039,761	111,378
	Consolidated Rutile, Ltd.	1,468,122	310,904
#	Corporate Express Australia, Ltd.	598,416	2,007,382
#	Count Financial, Ltd.	1,057,924	777,368
*	Coventry Group, Ltd.	136,019	119,705
	CP1, Ltd.	471,500	21,933
	CPI Group, Ltd.	68,585	9,387
#	Crane Group, Ltd.	319,804	1,922,284
*	Crescent Gold, Ltd.	1,124,856	61,671
*	Cue Energy Resources, Ltd.	452,354	41,743
# *	Customers, Ltd.	5,543,725	368,300
*	Cytopia, Ltd.	34,980	3,533
	Danks Holdings, Ltd.	10,425	36,009
	Data#3, Ltd.	5,572	17,810
#	David Jones, Ltd.	2,441,858	5,029,306
	Devine, Ltd.	866,936	367,037
*	Dioro Exploration NL	178,367	47,176
	DKN Financial Group, Ltd.	927	390
#	Dominion Mining, Ltd.	438,656	679,923
	Downer EDI, Ltd.	1,176,627	3,821,175
# *	Dragon Mining, Ltd.	1,665,100	27,886
*	Drillsearch Energy, Ltd.	4,394,338	88,861
	DUET Group	2,275,133	3,630,540
#	DWS Advanced Business Solutions, Ltd.	61,895	25,577
# *	Eastern Star Gas, Ltd.	2,840,990	767,199

116

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
*	Ellex Medical Lasers, Ltd.	278,000	$33,644
#	Emeco Holdings, Ltd.	805,114	307,525
#	Energy Developments, Ltd.	630,322	1,049,360
# *	Energy World Corp., Ltd.	4,611,496	1,178,744
*	engin, Ltd.	1,214,591	14,100
*	Entellect Solutions, Ltd.	532,080	1,800
*	Entertainment Media & Telecoms Corp., Ltd.	2,900	558
#	Envestra, Ltd.	3,751,671	1,595,204
	Envirozel, Ltd.	611,875	54,695
*	ERG, Ltd.	2,528,940	11,777
*	Espreon, Ltd.	178,000	45,109
	Euroz, Ltd.	8,038	5,101
*	Extract Resources, Ltd.	10,600	7,145
*	Falcon Minerals, Ltd.	288,000	15,620
	Fantastic Holdings, Ltd.	355,613	468,991
	Felix Resources, Ltd.	131,010	1,042,564
*	Fig Tree Developments, Ltd.	20,365	690
*	First Australian Resources, Ltd.	2,542,976	35,721
	Fleetwood Corp., Ltd.	223,675	927,876
*	FlexiGroup, Ltd.	293,899	62,747
#	Flight Centre, Ltd.	192,954	1,806,165
*	Flinders Mines, Ltd.	3,074,654	120,827
	Forest Enterprises Australia, Ltd.	1,513,062	404,257
*	Forge Group, Ltd.	170,828	34,372
*	Funtastic, Ltd.	250,296	38,490
*	Fusion Resources, Ltd.	7,950	1,421
#	Futuris Corp., Ltd.	3,162,221	2,467,632
*	Gale Pacific, Ltd.	125,851	15,054
	Gazal Corp., Ltd.	104,542	98,999
*	Genetic Technologies, Ltd.	500,183	12,509
# *	Geodynamics, Ltd.	902,956	456,620
# *	Gindalbie Metals, Ltd.	1,817,381	503,357
# *	Giralia Resources NL	625,030	208,722
*	Glengarry Resources, Ltd.	768,955	16,219
*	Globe International, Ltd.	88,283	16,614
*	Golden Gate Petroleum, Ltd.	797,686	138,452
*	Goldsearch, Ltd.	423,975	5,800
	Goodman Fielder, Ltd.	1,734,935	1,925,362
	Gowing Bros., Ltd.	79,311	135,469
# *	Graincorp, Ltd. Series A	242,841	1,131,503
# *	Grange Resources, Ltd.	451,979	156,816
#	GRD, Ltd.	2,129,503	657,195
#	Great Southern, Ltd.	9,302,784	2,234,762
#	GUD Holdings, Ltd.	326,164	1,028,036
#	Gunns, Ltd.	2,004,920	1,594,673
#	GWA International, Ltd.	1,021,379	1,631,120
*	Haoma Mining NL	440,554	17,890
	Hastie Group, Ltd.	515,414	492,780
*	Havilah Resources NL	280,570	72,716
#	Healthscope, Ltd.	1,045,042	3,019,036
	HGL, Ltd.	108,137	98,450
# *	Highlands Pacific, Ltd.	2,651,500	101,532

117

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
#	Hills Industries, Ltd.	752,110	$1,941,101
*	Horizon Oil, Ltd.	3,227,717	337,453
#	Housewares International, Ltd.	598,466	278,521
*	Hutchison Telecommunications (Australia), Ltd.	7,914,113	460,846
*	Hyro, Ltd.	248,448	2,964
*	IBA Health Group, Ltd.	2,066,205	895,440
*	ICSGlobal, Ltd.	249,107	24,048
	IDT Australia, Ltd.	82,205	104,386
#	iiNet, Ltd.	500,339	429,235
*	Iluka Resources, Ltd.	1,928,003	4,662,051
#	Imdex, Ltd.	812,684	254,634
*	Imugene, Ltd.	474,785	14,037
*	IMX Resources Mining NL	606,340	120,166
#	Independence Group NL	507,653	472,392
*	Indo Mines, Ltd.	108,199	21,741
# *	Indophil Resources NL	1,738,038	674,890
#	Industrea, Ltd.	2,956,173	398,182
#	Infomedia, Ltd.	1,458,074	355,327
# *	Innamincka Petroleum, Ltd.	799,831	130,895
	Integrated Research, Ltd.	261,513	45,446
*	Intellect Holdings, Ltd.	48,362	1,157
*	Intermoco, Ltd.	1,162,900	4,704
# *	Intrepid Mines, Ltd.	666,867	43,088
#	Invocare, Ltd.	521,022	1,698,874
#	IOOF Holdings, Ltd.	403,357	1,129,785
#	Iress Market Technology, Ltd.	457,135	1,406,844
*	Ixla, Ltd.	89,921	1,374
# *	Jabiru Metals, Ltd.	1,854,281	171,362
#	JB Hi-Fi, Ltd.	446,741	2,622,426
*	Jumbuck Entertainment, Ltd.	7,000	2,512
	K&S Corp., Ltd.	157,781	345,239
# *	Kagara, Ltd.	814,037	283,663
*	Karoon Gas Australia, Ltd.	525,850	754,305
*	Keycorp, Ltd.	45,687	6,092
# *	Kings Minerals NL	1,634,196	123,051
# *	Kingsgate Consolidated, Ltd.	388,020	672,002
	Kresta Holdings, Ltd.	507,262	60,982
*	Lafayette Mining, Ltd.	1,963,956	19,577
*	Lednium, Ltd.	195,019	10,368
	Lemarne Corp., Ltd.	30,790	73,635
*	Leyshon Resources, Ltd.	103,357	7,899
*	Life Therapeutics, Ltd.	393,649	23,625
# *	Linc Energy, Ltd.	597,116	1,169,280
*	Lodestar Minerals, Ltd.	96,976	1,979
	Lycopodium, Ltd.	45,700	85,944
# *	Lynas Corp., Ltd.	2,421,413	511,667
	MAC Services Group, Ltd.	80,743	85,950
#	MacArthur Coal, Ltd.	322,516	1,301,776
#	MacMahon Holdings, Ltd.	2,606,438	1,265,050
#	Macquarie Communications Infrastructure Group	1,615,966	1,737,908
#	Macquarie Media Group, Ltd.	786,064	657,108
*	Macquarie Telecom Group, Ltd.	35,019	18,734

118

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
*	Mantra Resources, Ltd.	10,296	$4,503
*	Maryborough Sugar Factory, Ltd.	2,560	3,413
	MaxiTRANS Industries, Ltd.	851,039	229,652
# *	McGuigan Simeon Wines, Ltd.	3,062,324	1,228,449
	McMillan Shakespeare, Ltd	194,418	277,904
	McPherson’s, Ltd.	303,441	449,683
	Melbourne IT, Ltd.	381,905	546,127
*	Mercury Mobility, Ltd.	232,538	19,808
	Mermaid Marine Australia, Ltd.	666,588	481,301
*	Metabolic Pharmaceuticals, Ltd.	769,438	15,942
*	Metal Storm, Ltd.	650,892	14,319
*	Mikoh Corp., Ltd.	611,820	45,833
#	Mincor Resources NL	946,204	436,054
	Mineral Resources, Ltd.	378,664	626,949
# *	Mirabela Nickel, Ltd.	52,782	55,335
#	Mitchell Communications Group, Ltd.	1,143,213	298,981
# *	Molopo Australia, Ltd.	940,636	405,988
#	Monadelphous Group, Ltd.	367,505	1,967,933
*	Morning Star Gold NL	25,000	2,725
	Mortgage Choice, Ltd.	722,000	428,583
*	Mosaic Oil NL	2,209,067	110,160
*	Mount Gibson Iron, Ltd.	3,114,599	838,270
# *	Murchison United NL	850,000	25,707
	MYOB, Ltd.	1,508,002	1,126,321
	Namoi Cotton Cooperative, Ltd.	196,490	48,445
*	Natasa Mining, Ltd.	3,500	3,751
	National Can Industries, Ltd.	97,017	64,473
	Navitas, Ltd.	1,128,573	1,592,693
	New Hope Corp., Ltd.	2,882,889	6,666,028
# *	Nexus Energy, Ltd.	2,334,624	866,308
# *	Nido Petroleum, Ltd.	4,222,310	448,031
	Nomad Building Solutions, Ltd.	27,658	12,751
*	North Australian Diamonds, Ltd.	3,646,488	21,320
# *	Novogen, Ltd.	391,594	249,841
*	NuSep, Ltd.	17,442	586
*	Nylex, Ltd.	106,037	8,416
#	Oakton, Ltd.	378,695	455,849
*	Orbital Corp., Ltd.	1,013,772	28,787
#	OrotonGroup, Ltd.	79,968	161,883
*	Otto Energy, Ltd.	514,150	74,992
	Over Fifty Group, Ltd.	39,928	21,144
	Pacific Brands, Ltd.	2,641,295	1,771,881
*	Paladin Energy, Ltd.	1,398,252	2,142,210
# *	Pan Pacific Petroleum NL	2,798,114	393,506
# *	PanAust, Ltd.	7,103,292	1,027,694
#	Panoramic Resources, Ltd.	901,883	647,081
#	Paperlinx, Ltd.	3,074,208	2,862,987
*	Payce Consolidated, Ltd.	29,670	50,180
	Peet, Ltd.	974,503	1,236,066
#	Perpetual Trustees Australia, Ltd.	126,142	2,937,413
*	Perseus Mining, Ltd.	43,681	9,669
# *	Pharmaxis, Ltd.	693,919	694,508

119

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
*	Planet Gas, Ltd.	624,172	$12,406
*	Plantcorp NL	4,329	—
	Platinum Asset Mangement, Ltd.	126,939	274,907
# *	Platinum Australia, Ltd.	866,470	335,651
#	PMP, Ltd.	1,925,364	1,237,860
*	Port Bouvard, Ltd.	270,578	31,633
*	Portman, Ltd.	382,760	5,457,083
# *	Poseidon Nickel, Ltd.	670,939	96,058
	PPK Group, Ltd.	99,965	37,361
*	Prana Biotechnology, Ltd.	195,424	47,084
#	Premier Investments, Ltd.	178,427	488,603
	Primary Health Care, Ltd.	970,723	2,971,817
#	Prime Media Group, Ltd.	412,374	502,677
#	Programmed Maintenance Service, Ltd.	425,591	874,303
*	Pure Energy Resources, Ltd.	120,800	112,045
#	Ramsay Health Care, Ltd.	373,766	2,524,745
	Raptis Group, Ltd.	12,000	3,190
#	RCR Tomlinson, Ltd.	1,284,801	726,745
*	Realestate.com.au, Ltd.	28,100	82,761
#	Reckon, Ltd.	141,500	87,132
#	Redflex Holdings, Ltd.	362,795	646,155
#	Reece Australia, Ltd.	239,537	2,782,776
*	Repcol, Ltd.	204,848	1,555
*	Resolute Mining, Ltd.	1,442,710	460,201
*	Resource Generation, Ltd.	336,451	18,070
#	Reverse Corp., Ltd.	236,664	202,509
#	Ridley Corp., Ltd.	1,280,468	661,715
# *	Riversdale Mining, Ltd.	773,004	1,578,281
	Rock Building Society, Ltd.	26,805	49,414
	Ross Human Directions, Ltd.	143,511	19,131
#	Ruralco Holdings, Ltd.	73,456	180,747
#	SAI Global, Ltd.	677,145	1,106,745
*	Salinas Energy, Ltd.	1,097,665	98,992
#	Salmat, Ltd.	764,648	1,582,040
# *	Samson Oil & Gas, Ltd.	846,781	21,449
	Schaffer Corp., Ltd.	33,766	122,008
*	SDI, Ltd.	311,256	48,423
	Sedgman, Ltd.	1,629	1,384
#	Seek, Ltd.	802,182	1,774,164
	Select Harvests, Ltd.	189,238	480,564
*	Senetas Corp., Ltd.	308,010	5,569
	Servcorp, Ltd.	300,722	595,864
#	Service Stream, Ltd.	916,627	534,807
	Seven Network, Ltd.	443,132	1,859,644
*	Shield Mining, Ltd.	72,292	4,168
#	Sigma Pharmaceuticals, Ltd.	3,396,704	2,849,702
# *	Silex System, Ltd.	578,159	1,506,140
# *	Sino Gold Mining, Ltd.	970,623	2,235,635
*	Sino Strategic International, Ltd.	130,864	63,020
*	Sipa Resources International NL	250,000	4,085
*	Sirtex Medical, Ltd.	216,786	305,881
#	Skilled Group, Ltd.	430,723	700,922

120

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
#	SMS Management & Technology, Ltd.	292,441	$475,714
#	Spark Infrastructure Group	3,056,075	2,986,371
#	Specialty Fashion Group, Ltd.	807,082	165,473
* #	Sphere Investments, Ltd.	7,555	—
#	Spotless Group, Ltd.	962,192	1,614,858
*	ST Synergy, Ltd.	33,420	1,102
# *	St. Barbara, Ltd.	3,232,274	490,922
*	Starpharma Holdings, Ltd.	497,958	97,332
#	Straits Resources, Ltd.	878,069	765,441
*	Strategic Minerals Corp. NL	358,100	9,790
	Structural Systems, Ltd.	177,188	149,781
	Stuart Petroleum, Ltd.	201,731	87,530
# *	Sundance Resources, Ltd.	5,993,157	381,692
	Sunland Group, Ltd.	852,875	563,889
# *	Sunshine Gas, Ltd.	557,947	1,341,554
	Super Cheap Auto Group, Ltd.	719,047	1,049,738
# *	Swick Mining Services, Ltd.	45,087	17,106
*	Symex Holdings, Ltd.	355,611	110,047
	Talent2 International, Ltd.	474,826	285,267
# *	Tamaya Resources, Ltd.	5,021,812	46,721
*	Tandou, Ltd.	10,230	680
# *	Tap Oil, Ltd.	4,622,004	1,770,543
	Tassal Group, Ltd.	570,055	664,540
	Technology One, Ltd.	1,318,149	686,309
#	Ten Network Holdings, Ltd.	2,173,092	1,976,324
	TFS Corp., Ltd.	852,551	527,212
	Thakral Holdings Group	2,507,697	886,118
#	The Reject Shop, Ltd.	112,300	714,475
*	TNG, Ltd.	721,686	14,876
*	Tooth & Co., Ltd.	153,000	3,050
	Tower Australia Group, Ltd.	1,383,603	1,936,280
*	Tox Free Solutions, Ltd.	308,907	308,968
# *	Transfield Services Infrastructure Fund	578,363	411,418
#	Transfield Services, Ltd.	491,604	1,339,503
#	Transpacific Industries Group, Ltd.	363,760	866,107
	Troy Resources NL	298,451	202,178
	Trust Co., Ltd.	80,260	322,952
*	Unilife Medical Solutions, Ltd.	544,389	83,311
*	Union Resources, Ltd.	1,290,000	4,329
#	United Group, Ltd.	338,003	2,144,813
	UXC, Ltd.	879,848	456,393
*	View Resources, Ltd.	1,283,369	110,872
	Village Roadshow, Ltd.	596,487	547,001
	Washington H. Soul Pattinson & Co., Ltd.	18,651	107,901
	Watpac, Ltd.	503,131	522,665
#	Wattyl, Ltd.	433,037	194,215
#	WDS, Ltd.	252,116	266,926
	Webjet, Ltd.	373,212	248,063
	Webster, Ltd.	158,276	83,853
*	Wedgetail Mining, Ltd.	904,454	19,173
*	Wentworth Holdings, Ltd.	259,666	13,634
#	West Australian Newspapers Holdings, Ltd.	593,823	2,449,666

121

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
# *	Western Areas NL	679,582	$1,836,583
*	White Energy Co., Ltd.	102,747	134,065
#	WHK Group, Ltd.	1,131,787	694,342
#	Wide Bay Australia, Ltd.	59,470	308,467
	Willmott Forests, Ltd.	51,672	29,535
# *	Windimurra Vanadium, Ltd.	537,429	288,840
#	Wotif.com Holdings, Ltd.	235,251	541,939
TOTAL COMMON STOCKS			269,806,715

PREFERRED STOCKS — (0.1%)
	Village Roadshow, Ltd. Series A	334,417	200,165

RIGHTS/WARRANTS — (0.0%)
*	Ballarat South Gold, Ltd. Warrants	6,458	—
*	Buru Energy, Ltd. Warrants 10/10/10	208,186	3,182
*	Chrome Corp., Ltd. Options 09/30/09	1,600	3
*	Havilah Resources NL Warrants 04/30/10	2,017	67
*	Resolute Mining, Ltd. Rights 11/17/08	491,344	3,265
*	Union Resources, Ltd. Rights 11/12/08	258,000	—
TOTAL RIGHTS/WARRANTS			6,517

TOTAL — AUSTRALIA			270,013,397

HONG KONG — (12.6%)
COMMON STOCKS — (12.6%)
	Aeon Credit Service (Asia) Co., Ltd.	740,000	327,567
	Aeon Stores Hong Kong Co., Ltd.	234,000	250,455
	Alco Holdings, Ltd.	1,468,000	143,328
	Allan International Holdings	592,000	49,578
	Allied Group, Ltd.	683,200	847,673
#	Allied Properties, Ltd.	10,530,000	1,341,392
*	Amax Entertainment Holdings, Ltd.	1,650,000	25,780
*	APT Satellite Holdings, Ltd.	850,000	68,602
	Arts Optical International Holdings	730,000	141,370
	Asia Commercial Holdings, Ltd.	131,040	7,269
	Asia Financial Holdings, Ltd.	2,546,908	734,036
#	Asia Satellite Telecommunications Holdings, Ltd.	962,000	1,072,909
	Asia Standard Hotel	135,050,188	422,096
	Asia Standard International Group, Ltd.	161,825,247	839,085
*	Asia TeleMedia, Ltd.	2,832,000	36,542
*	Asian Union New Media Group, Ltd.	33,420,000	180,073
*	Associated International Hotels	954,000	1,166,880
	Automated Systems Holdings, Ltd.	340,000	61,864
*	Bal Holdings, Ltd.	48	—
	Beijing Development Hong Kong, Ltd.	37,000	4,163
*	Bossini International Holdings, Ltd.	3,871,500	82,856
*	Brightoil Petroleum Holdings, Ltd.	1,424,000	128,798
# *	Burwill Holdings, Ltd.	7,148,960	132,912
#	C C Land Holdings, Ltd.	1,788,000	324,766
#	Cafe de Coral Holdings, Ltd.	1,330,000	2,089,725

122

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
*	Capital Estate, Ltd.	28,570,000	$89,965
	Capital Strategic Investment, Ltd.	13,882,500	179,731
	CASH Financial Services Group, Ltd.	119,565	15,859
*	Casil Energine International (Holdings), Ltd.	1,988,000	51,933
# *	CATIC International Holdings, Ltd.	5,332,000	76,955
	Celestial Asia Securities Holdings, Ltd.	343,810	39,090
	Century City International Holdings, Ltd.	4,332,600	106,218
	Chevalier International Holdings, Ltd.	733,482	526,061
	Chevalier Pacific Holdings, Ltd.	355,250	41,832
*	China Best Group Holding, Ltd.	22,749,000	71,110
*	China Digicontent Co., Ltd.	2,710,000	3,497
*	China Electronics Corp. Holdings Co., Ltd.	890,250	34,144
*	China Grand Forestry Green Resources Group, Ltd.	1,622,876	55,769
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	88,994
*	China Infrastructure Investment, Ltd.	6,280,000	123,603
*	China Investments Holdings, Ltd.	210,000	3,665
	China Metal International Holdings, Ltd.	2,844,000	296,032
*	China Motion Telecom International, Ltd.	5,080,000	42,935
	China Motor Bus Co.	74,000	364,675
# *	China Oil & Gas Group, Ltd.	1,573,200	26,513
*	China Properties Investment Holdings, Ltd.	880,000	10,271
*	China Resources Logic, Ltd.	708,600	187,227
*	China Resources Microelectronics, Ltd.	12,754,800	111,343
*	China Sciences Conservational Power, Ltd.	210,400	1,846
# *	China Seven Star Shopping, Ltd.	12,410,000	53,827
*	China Star Investment Holdings, Ltd.	568,000	25,743
*	China Strategic Holdings, Ltd.	1,670,000	25,072
*	China Wireless Technologies, Ltd.	5,152,000	90,780
*	China Zenith Chemical Group, Ltd.	8,037,500	163,893
	China Zirconium, Ltd.	116,400	45,519
*	Chinese People Holdings Co., Ltd.	8,960,000	115,509
	Chinney Investments, Ltd.	1,144,000	71,376
#	Chong Hing Bank, Ltd.	1,070,000	1,344,426
	Chow Sang Sang Holdings	1,447,680	645,296
#	Chu Kong Shipping Development	1,584,000	142,629
	Chuang’s Consortium International, Ltd.	3,558,930	95,396
#	Chun Wo Development Holdings, Ltd.	2,002,926	64,980
	Chung Tai Printing Holdings, Ltd.	14,710,000	87,237
	City e-Solutions, Ltd.	186,000	12,911
	City Telecom, Ltd.	1,470,497	148,075
# *	Clear Media, Ltd.	1,135,000	205,229
*	Climax International Co., Ltd.	40,700	131
*	CNT Group, Ltd.	10,329,264	162,375
# *	Coastal Greenland, Ltd.	6,588,000	171,702
#	COL Capital, Ltd.	2,749,840	266,340
*	Compass Pacific Holdings, Ltd.	1,248,000	11,788
	Computer & Technologies Holdings, Ltd.	432,000	33,127
	Continental Holdings, Ltd.	98,825	8,633
	Convenience Retail Asia, Ltd.	64,000	17,750
#	Coslight Technology International Group, Ltd.	1,134,000	501,345
	Cosmos Machinery Enterprises, Ltd.	1,616,400	54,438
#	Cross-Harbour Holdings, Ltd.	591,520	445,746

123

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	Dah Sing Banking Group, Ltd.	374,400	$208,702
	Dah Sing Financial Holdings, Ltd.	84,000	203,776
	Daisho Microline Holdings, Ltd.	1,236,000	49,835
*	Dan Form Holdings Co., Ltd.	2,866,600	111,661
#	Daphne International Holdings, Ltd.	4,442,000	893,890
	Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	157,676
*	Dragon Hill Wuling Automobile	112,500	10,402
*	Dynamic Global Holdings, Ltd.	3,522,000	38,033
	Dynamic Holdings, Ltd.	384,000	41,966
	Eagle Nice (International) Holdings, Ltd.	238,000	19,174
	EcoGreen Fine Chemical Group	1,112,000	120,538
*	Eforce Holdings, Ltd.	3,480,000	39,515
# *	EganaGoldpfeil Holdings, Ltd.	4,121,757	351,012
*	E-Kong Group, Ltd.	620,000	22,446
	Emperor Capital Group, Ltd.	749,672	14,466
	Emperor Entertainment Hotel, Ltd.	2,410,000	98,439
	Emperor International Holdings, Ltd.	4,076,360	341,687
*	Enerchina Holdings, Ltd.	3,068,800	36,854
*	ENM Holdings, Ltd.	27,408,000	396,191
*	Extrawell Pharmaceutical Holdings, Ltd.	2,490,000	632,938
*	Ezcom Holdings, Ltd.	72,576	449
#	Fairwood Holdings, Ltd.	316,600	238,552
#	Far East Consortium	4,305,517	475,045
*	Far East Pharmaceutical Technology Co., Ltd.	321,600	13,071
	Far East Technology International, Ltd.	179,520	6,718
	First Natural Foods Holdings, Ltd.	2,365,000	138,497
	Four Seas Food Investment Holdings, Ltd.	202,184	21,017
	Four Seas Mercantile Holdings, Ltd.	592,000	221,521
*	Frasers Property China, Ltd.	16,477,000	175,041
#	Fubon Bank Hong Kong, Ltd.	2,290,000	466,155
*	Fujian Holdings, Ltd.	117,800	2,932
	Fujikon Industrial Holdings, Ltd.	912,000	109,651
*	Fushan International Energy Group, Ltd.	1,554,000	289,877
*	Galaxy Entertainment Group, Ltd.	1,250,000	92,306
#	Get Nice Holdings, Ltd.	21,508,000	536,097
#	Giordano International, Ltd.	4,232,000	758,870
*	Global Tech (Holdings), Ltd.	5,612,000	12,564
	Glorious Sun Enterprises, Ltd.	2,700,000	601,884
	Gold Peak Industries (Holdings), Ltd.	3,080,250	199,290
	Golden Resources Development International, Ltd.	2,848,500	79,726
	Goldlion Holdings, Ltd.	2,343,000	259,765
	Golik Holdings, Ltd.	930,500	22,967
*	GR Vietnam Holdings, Ltd.	620,000	3,139
#	Grande Holdings, Ltd.	882,000	108,240
*	Group Sense (International), Ltd.	2,448,000	37,955
	Guangnan Holdings, Ltd.	1,779,600	137,656
	Hang Fung Gold Technology, Ltd.	1,972,482	165,433
*	Hans Energy Co., Ltd.	7,556,000	191,068
	Harbour Centre Development, Ltd.	593,000	454,636
# *	Heng Tai Consumables Group, Ltd.	3,173,000	160,014
	High Fashion International, Ltd.	268,000	57,980
	HKR International, Ltd.	3,637,536	892,606

124

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
*	Hong Fok Land, Ltd.	1,210,000	$1,561
	Hong Kong Catering Management, Ltd.	542,796	33,891
#	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	434,292
	Hongkong Chinese, Ltd.	4,482,000	336,588
	Hop Fung Group Holdings, Ltd.	888,000	51,541
*	Hop Hing Group Holdings, Ltd.	660,265	40,145
	Hsin Chong Construction Group, Ltd.	1,569,658	105,646
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,888,000	183,407
	Huafeng Group Holdings, Ltd.	13,541,325	206,970
	Hutchison Harbour Ring, Ltd.	16,156,000	1,030,570
*	HyComm Wireless, Ltd.	941,800	3,210
#	I.T., Ltd.	2,734,000	126,562
*	IDT International, Ltd.	6,240,183	91,819
#	Integrated Distribution Services Group, Ltd.	759,000	645,521
	IPE Group, Ltd.	1,740,000	75,160
	ITC Corp., Ltd.	3,574,585	27,097
*	ITC Properties Group, Ltd.	97,143,680	501,383
	Jiuzhou Development Co., Ltd.	2,632,000	102,765
	Joyce Boutique Holdings, Ltd.	1,530,000	21,261
*	Junefield Department Store Group, Ltd.	256,000	3,357
#	K Wah International Holdings, Ltd.	5,677,405	692,503
*	Kai Yuan Holdings, Ltd.	3,640,000	49,619
	Kantone Holdings, Ltd.	8,206,742	171,236
*	Karl Thomson Holdings, Ltd.	1,238,000	56,976
	Karrie International Holdings, Ltd.	1,433,600	55,491
	Keck Seng Investments	924,600	220,498
	Kee Shing Holdings	886,000	56,786
	Kin Yat Holdings, Ltd.	586,000	61,969
	King Fook Holdings	1,000,000	43,598
*	King Pacific International Holdings, Ltd.	1,404,200	22,105
	Kingdee International Software Group Co., Ltd.	36,000	5,405
	Kingmaker Footwear Holdings, Ltd.	1,476,955	136,404
*	Kong Sun Holdings, Ltd.	2,198,000	7,090
*	KPI Co., Ltd.	396,000	11,723
*	KTP Holdings, Ltd.	560,400	34,907
	Kwoon Chung Bus Holdings, Ltd.	556,000	58,971
	Lai Fung Holdings, Ltd.	18,003,000	133,247
*	Lai Sun Development Co., Ltd.	119,492,800	538,547
	Lam Soon Hong Kong, Ltd.	302,310	118,130
	Le Saunda Holdings, Ltd.	1,424,000	94,341
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,981
	Lee & Man Holdings, Ltd.	1,780,000	139,767
	Lerado Group Holding Co.	1,602,000	87,616
	Lippo, Ltd.	1,433,700	488,214
#	Liu Chong Hing Investment, Ltd.	829,200	318,091
	Luen Thai Holdings, Ltd.	1,345,000	80,193
	Luk Fook Holdings (International), Ltd.	1,192,000	280,944
#	Luks Industrial Group, Ltd.	302,913	69,565
*	Lung Cheong International Holdings, Ltd.	2,426,000	21,605
#	Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	512,684
# *	Macau Success, Ltd.	5,560,000	218,211
	MACRO-LINK International Holdings, Ltd.	1,036,250	45,448

125

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	Magnificent Estates, Ltd.	12,744,000	$136,128
	Mainland Headwear Holdings, Ltd.	765,600	83,026
	Man Yue International Holdings, Ltd.	1,084,000	80,514
	Matrix Holdings, Ltd.	1,067,414	50,053
*	Matsunichi Communications Holdings, Ltd.	1,876,000	878,864
*	Mei Ah Entertainment Group, Ltd.	1,732,000	43,969
	Melbourne Enterprises	45,500	256,752
*	Midas International Holdings, Ltd.	4,776,000	51,469
#	Midland Holdings, Ltd.	2,458,000	1,023,062
#	Min Xin Holdings	1,137,200	188,399
# *	Ming An Holdings Co., Ltd.	500,000	34,110
# *	Minmetals Holdings, Ltd.	1,780,000	88,161
	Miramar Hotel & Investment	772,000	479,101
	Nam Tai Electronic & Electrical Products, Ltd.	1,920,000	137,239
# *	Nan Hai Corp., Ltd.	129,572,743	663,803
	Nanyang Holdings	137,500	149,353
	National Electronics Holdings	2,156,000	85,156
	Natural Beauty Bio-Technology, Ltd.	4,980,000	681,476
*	New Century Group Hong Kong, Ltd.	13,351,464	163,662
	New Island Printing Holdings	176,000	6,245
	New World China Land, Ltd.	1,673,200	286,544
*	New World Mobile Holdings, Ltd.	22,140	7,682
#	Next Media, Ltd.	6,106,000	1,039,331
	Norstar Founders Group, Ltd.	3,256,000	391,808
*	Orient Power Holdings, Ltd.	804,000	19,503
#	Oriental Press Group	6,124,000	544,174
	Oriental Watch Holdings	610,000	74,814
*	Pacific Century Premium Developments, Ltd.	6,333,000	1,466,820
	Paliburg Holdings, Ltd.	2,348,830	166,690
*	Paradise Entertainment, Ltd.	3,969,000	10,871
	Paul Y Engineering Group, Ltd.	73,488	4,390
#	Peace Mark Holdings, Ltd.	2,738,022	529,936
	Pegasus International Holdings, Ltd.	226,000	39,820
	Pico Far East Holdings, Ltd.	3,864,000	248,350
*	Playmates Toys, Ltd.	504,700	2,674
*	PME Group, Ltd.	950,000	9,416
	Pokfulam Development Co., Ltd.	234,000	111,521
*	Pokphand (C.P.) Co., Ltd.	5,970,000	116,462
*	Polyard Petroleum International	1,170,000	4,189
#	Ports Design, Ltd.	692,500	805,090
*	Premium Land, Ltd.	990,000	51,096
	Proview International Holdings, Ltd.	11,635,322	205,772
#	Public Financial Holdings, Ltd.	2,412,000	875,936
*	Pyxis Group, Ltd.	1,936,000	53,708
	Qin Jia Yuan Media Services Co., Ltd.	1,022,392	208,436
*	QPL International Holdings, Ltd.	2,009,000	54,437
	Quality Healthcare Asia, Ltd.	478,995	143,017
	Raymond Industrial, Ltd.	1,547,400	100,909
#	Regal Hotels International Holdings, Ltd.	2,891,800	537,312
	Rivera Holdings, Ltd.	5,710,000	118,875
#	Road King Infrastructure, Ltd.	1,718,000	499,581
	Roadshow Holdings, Ltd.	1,456,000	85,542

126

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	S.A.S. Dragon Holdings, Ltd.	1,456,000	$84,467
	Sa Sa International Holdings, Ltd.	2,768,000	422,758
	Safety Godown Co., Ltd.	408,000	180,870
	Samson Paper Holdings, Ltd.	666,000	34,696
*	San Miguel Brewery	612,800	83,201
*	Sanyuan Group, Ltd.	415,000	8,032
	Sea Holdings, Ltd.	1,138,000	473,152
*	SEEC Media Group, Ltd.	2,550,000	84,295
*	Shanghai Zenghai Property, Ltd.	14,702,000	177,874
	Shaw Brothers Hong Kong, Ltd.	741,000	804,640
#	Shell Electric Manufacturing Co., Ltd.	1,254,172	291,290
#	Shenyin Wanguo, Ltd.	1,212,500	384,531
	Shougang Concord Century Holdings, Ltd.	3,916,000	135,939
*	Shougang Concord Grand Group, Ltd.	2,451,000	76,477
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	94,910
#	Shui On Construction & Materials, Ltd.	720,000	480,229
*	Shun Ho Resources Holdings, Ltd.	483,000	53,896
*	Shun Ho Technology Holdings, Ltd.	1,037,452	54,478
	Shun Tak Holdings, Ltd.	1,512,000	301,360
#	Silver Grant International	5,033,000	337,971
*	Sincere Co., Ltd.	505,500	10,597
	Sing Tao News Corp., Ltd.	1,842,000	83,376
	Sino Biopharmaceutical, Ltd.	5,880,000	611,109
*	Sinocan Holdings, Ltd.	350,000	1,761
*	Sino-i Technology, Ltd.	51,703,158	293,426
*	Skyfame Realty Holdings, Ltd.	2,737,750	118,343
#	Smartone Telecommunications Holdings, Ltd.	1,285,500	1,005,375
*	SMI Publishing Group, Ltd.	250,511	485
*	Solartech International Holdings, Ltd.	3,090,000	16,885
	South China (China), Ltd.	5,620,000	213,194
	South China Financial Holdings, Ltd.	4,872,000	20,986
	Southeast Asia Properties & Finance, Ltd.	263,538	64,609
	Starlight International Holdings	1,903,792	37,195
	Styland Holdings, Ltd.	101,808	289
	Sun Hing Vision Group Holdings, Ltd.	358,000	78,879
	Sun Hung Kai & Co., Ltd.	320,000	136,056
	Sunway International Holdings, Ltd.	866,000	13,898
	SW Kingsway Capitol Holdings, Ltd.	4,650,000	48,763
	Synergis Holdings, Ltd.	350,033	68,651
# *	Tack Fat Group	4,448,000	229,573
	Tai Cheung Holdings	1,799,000	509,282
	Tai Fook Securities Group, Ltd.	1,924,494	238,248
	Tai Sang Land Development, Ltd.	576,984	163,011
# *	Tak Shun Technology Group, Ltd.	24,016,000	72,816
	Tak Sing Alliance Holdings	2,909,865	146,616
	Tan Chong International, Ltd.	1,212,000	195,483
*	TCC International Holdings, Ltd.	1,691,789	209,284
*	Technology Venture Holdings, Ltd.	586,000	4,547
#	Techtronic Industries Co., Ltd.	4,175,500	1,581,536
*	Termbray Industries International	2,304,900	271,906
	Tern Properties	61,200	26,059
	Texhong Textile Group, Ltd.	1,930,000	91,830

127

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	Texwinca Holdings, Ltd.	2,438,000	$1,139,389
*	The Sun’s Group, Ltd.	25,506	2,745
#	Tian An China Investments	3,975,430	1,095,776
	Tian Teck Land	1,076,000	559,795
*	Tomorrow International Holdings, Ltd.	1,296,420	14,819
	Tongda Group Holdings, Ltd.	8,210,000	65,935
#	Top Form International, Ltd.	2,760,000	76,311
*	Topsearch International (Holdings), Ltd.	3,860,000	100,070
	Tristate Holdings, Ltd.	188,000	24,864
	Truly International Holdings	1,074,000	467,074
	Tungtex (Holdings) Co., Ltd.	910,000	131,249
	Tysan Holdings, Ltd.	1,040,773	47,569
*	United Power Investment, Ltd.	5,696,000	80,023
*	U-Right International Holdings, Ltd.	4,746,000	8,573
	USI Holdings, Ltd.	1,452,999	171,223
	Van Shung Chong Holdings, Ltd.	2,245,335	55,345
#	Varitronix International, Ltd.	1,093,293	232,964
	Vedan International (Holdings), Ltd.	3,144,000	94,372
	Veeko International Holdings, Ltd.	1,532,981	16,932
#	Victory City International Holdings	1,839,457	235,211
*	Vital Biotech Holdings, Ltd.	470,000	12,803
#	Vitasoy International Holdings, Ltd.	2,747,000	998,510
*	Vongroup, Ltd.	10,865,000	131,353
	Vtech Holdings, Ltd.	262,000	975,873
	Wah Ha Realty Co., Ltd.	278,600	62,909
	Wai Kee Holdings, Ltd.	8,218,738	522,433
	Wang On Group, Ltd.	38,896,460	123,508
*	Warderly International Holdings, Ltd.	520,000	32,206
*	Welling Holdings, Ltd.	12,708,000	186,950
*	Winfoong International, Ltd.	1,210,000	13,304
	Wing On Co. International, Ltd.	785,000	816,738
	Wing Shan International	896,000	33,701
	Wong’s International (Holdings), Ltd.	737,641	36,839
	Wong’s Kong King International (Holdings), Ltd.	120,000	10,965
#	Xinyi Glass Holding Co., Ltd.	622,000	178,748
*	Xpress Group, Ltd.	3,464,000	25,790
	Y. T. Realty Group, Ltd.	965,000	171,119
	Yangtzekiang Garment, Ltd.	607,500	93,324
	Yau Lee Holdings, Ltd.	534,000	36,708
	YGM Trading	284,000	123,032
	Yip’s Chemical Holdings, Ltd.	1,176,000	294,591
*	Yueshou Environmental Holdings, Ltd.	510,800	6,084
	Yugang International, Ltd.	123,976,000	545,243
*	Yunnan Enterprises Holdings, Ltd.	240,000	15,919
TOTAL COMMON STOCKS			72,911,065

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	—
*	Asia Standard Hotel Rights 08/27/10	5,122,000	—
*	Asia Standard International Group, Ltd. Warrants 09/07/09	4,881,864	—
*	Cheuk Nang (Holdings), Ltd. Warrants 02/11/09	48,828	2,520

128

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
*	COL Capital, Ltd. Warrants 07/27/09	110,648	$186
*	Hanny Holdings, Ltd. Rights 11/14/08	29,760,000	7,680
*	Hop Hing Group Holdings, Ltd. Warrants 04/30/09	132,053	2,522
*	ITC Corp., Ltd. Warrants 11/04/09	1,154,917	—
*	ITC Properties Group, Ltd. Warrants 02/04/10	4,368,736	5,637
*	Lippo, Ltd. Warrants 07/04/11	122,470	12,247
*	Man Yue International Holdings, Ltd. Warrants 06/05/09	108,400	140
*	Matsunichi Communications Holdings, Ltd. Warrants 08/28/10	191,400	—
*	PYI Corp., Ltd. Warrants 09/25/09	747,078	1,928
*	Samson Paper Holdings, Ltd. Rights 11/12/08	222,000	—
*	South China (China), Ltd. Rights 09/06/10	1,124,000	14,503
*	Topsearch International (Holdings), Ltd. Rights 10/31/08	23,400	30
TOTAL RIGHTS/WARRANTS			47,393

TOTAL — HONG KONG			72,958,458

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	3,633
*	Rekapacific Berhad	473,000	—

TOTAL — MALAYSIA			3,633

NEW ZEALAND — (5.6%)
COMMON STOCKS — (5.6%)
	Abano Healthcare Group, Ltd.	31,300	80,423
*	AFFCO Holdings, Ltd.	1,806,887	490,342
	Air New Zealand, Ltd.	1,010,657	540,354
	Cavalier Corp., Ltd.	283,674	396,358
	CDL Investments New Zealand, Ltd.	395,965	61,762
	Colonial Motor Co., Ltd.	126,795	209,476
	Ebos Group, Ltd.	158,421	395,795
#	Fisher & Paykel Appliances Holdings, Ltd.	1,484,782	1,171,768
#	Fisher & Paykel Healthcare Corp.	2,502,844	4,362,699
#	Freightways, Ltd.	630,032	1,086,017
#	Hallenstein Glassons Holdings, Ltd.	241,638	339,031
	Hellaby Holdings, Ltd.	232,243	238,628
	Horizon Energy Distribution, Ltd.	40,420	77,252
	Infratil, Ltd.	1,740,707	1,953,504
#	Mainfreight, Ltd.	462,988	1,410,612
	Methven, Ltd.	10,000	8,626
	Michael Hill International, Ltd.	1,534,152	610,249
	Millennium & Copthorne Hotels New Zealand, Ltd.	1,387,344	422,364
	New Zealand Exchange, Ltd.	57,282	201,962
	New Zealand Oil & Gas, Ltd.	1,238,439	926,129
	New Zealand Refining Co., Ltd.	488,880	1,722,108
	Northland Port Corp. (New Zealand), Ltd.	219,997	359,530
	Nuplex Industries, Ltd.	452,063	1,389,067
	Port of Tauranga, Ltd.	566,944	2,183,706
*	ProvencoCadmus, Ltd.	524,201	42,480
#	Pumpkin Patch, Ltd.	606,913	360,299
	Pyne Gould Guinness, Ltd.	1,020,032	1,012,225

129

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	Restaurant Brand New Zealand, Ltd.	369,175	$130,647
*	Richina Pacific, Ltd.	309,644	36,431
*	Rubicon, Ltd.	974,601	464,014
#	Ryman Healthcare, Ltd.	2,353,608	2,136,229
	Sanford, Ltd.	409,164	1,328,339
	Scott Technology, Ltd.	60,843	42,902
*	Seafresh Fisheries, Ltd.	80,520	1,313
	Skellerup Holdings, Ltd.	170,441	81,939
#	Sky City Entertainment Group, Ltd.	1,929,556	3,724,524
	South Port New Zealand, Ltd.	30,744	32,767
#	Steel & Tube Holdings, Ltd.	404,138	704,084
	Taylors Group, Ltd.	29,646	21,043
*	Tenon, Ltd.	19,132	6,688
#	Tourism Holdings, Ltd.	402,452	216,497
	Tower, Ltd.	530,655	472,904
	Trustpower, Ltd.	3,300	14,281
	Vector, Ltd.	292,383	352,197
	Warehouse Group, Ltd.	349,823	816,047

TOTAL — NEW ZEALAND			32,635,612

SINGAPORE — (8.8%)
COMMON STOCKS — (8.8%)
*	Addvalue Technologies, Ltd.	1,043,000	56,264
	Advanced Holdings, Ltd.	691,000	47,815
	Apollo Enterprises, Ltd.	302,000	133,201
	Aqua-Terra Supply Co., Ltd.	641,000	42,285
#	Armstrong Industrial Corp., Ltd.	1,460,000	114,611
*	ASA Group Holdings, Ltd.	336,000	7,996
#	Asia Environment Holdings, Ltd.	528,793	31,388
*	Asia-Pacific Strategic Investments, Ltd.	1,410	239
	ASL Marine Holdings, Ltd.	497,000	136,893
	A-Sonic Aerospace, Ltd.	626,996	15,465
	Aussino Group, Ltd.	967,000	91,288
*	Ban Joo - Company, Ltd.	928,000	19,604
	Best World International, Ltd.	307,500	45,114
#	Beyonics Technology, Ltd.	9,328,300	642,858
	Bonvests Holdings, Ltd.	990,000	313,032
	BRC Asia, Ltd.	794,000	51,894
	Broadway Industrial Group, Ltd.	461,000	158,136
	Brothers (Holdings), Ltd.	504,628	39,826
#	Bukit Sembawang Estates, Ltd.	341,003	924,450
	CEI Contract Manufacturing, Ltd.	432,000	28,263
	Cerebos Pacific, Ltd.	528,000	900,503
#	CH Offshore, Ltd.	1,568,200	235,279
	Chemical Industries (Far East), Ltd.	105,910	32,851
	China Dairy Group, Ltd.	1,502,000	79,150
	China Merchants Holdings Pacific, Ltd.	809,000	227,133
	Chip Eng Seng Corp., Ltd.	1,775,000	173,118
	Chosen Holdings, Ltd.	1,284,000	105,431
	Chuan Hup Holdings, Ltd.	4,385,000	671,159
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	2,070

130

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
*	Compact Metal Industries, Ltd.	643,000	$5,455
#	Creative Technology Co., Ltd.	257,350	528,191
	CSC Holdings, Ltd.	1,829,000	102,549
#	CSE Global, Ltd.	1,854,000	833,785
	CWT, Ltd.	1,384,500	334,612
#	Delong Holdings, Ltd.	1,287,000	773,801
*	Digiland International, Ltd.	11,763,000	39,687
*	Eagle Brand Holdings, Ltd.	14,387,000	193,836
*	Eastern Asia Technology, Ltd.	1,205,000	20,145
*	Ellipsiz, Ltd.	123,000	3,008
	Eng Wah Organization, Ltd.	265,000	128,149
	Engro Corp., Ltd.	354,000	135,533
*	Enviro-Hub Holdings, Ltd.	1,445,666	118,522
	Eu Yan Sang International, Ltd.	182,000	39,998
*	Eucon Holdings, Ltd.	3,096,000	54,279
#	F.J. Benjamin Holdings, Ltd.	1,095,000	123,710
#	Federal International (2000), Ltd.	657,000	61,843
*	Firstlink Investments Corp., Ltd.	1,951,000	31,893
*	Fischer Tech, Ltd.	244,000	10,695
	Food Empire Holdings, Ltd.	1,094,400	235,368
#	Freight Links Express Holdings, Ltd.	3,893,000	108,743
*	Fu Yu Corp., Ltd.	3,993,750	193,537
	GK Goh Holdings, Ltd.	1,463,000	543,040
#	Goodpack, Ltd.	1,559,000	1,303,038
	GP Batteries International, Ltd.	395,000	137,845
	GP Industries, Ltd.	3,054,209	434,284
	Grand Banks Yachts, Ltd.	250,000	134,955
#	Guocoland, Ltd.	495,500	367,973
	Hersing Corp., Ltd.	1,285,000	174,278
#	Hi-P International, Ltd.	1,973,000	459,623
	Ho Bee Investment, Ltd.	541,000	129,145
#	Hong Fok Corp., Ltd.	7,081,700	1,015,563
#	Hong Leong Asia, Ltd.	868,000	351,706
	Hotel Grand Central, Ltd.	1,060,514	346,377
	Hotel Plaza, Ltd.	1,687,500	1,507,246
#	Hotel Properties, Ltd.	1,679,600	1,104,930
	Hour Glass, Ltd.	622,744	196,112
# *	HTL International Holdings, Ltd.	1,691,843	115,268
#	Huan Hsin Holdings, Ltd.	1,138,400	207,253
	HupSteel, Ltd.	1,687,875	181,550
	Hwa Hong Corp., Ltd.	2,436,000	569,796
#	Hyflux, Ltd.	1,045,000	1,121,302
	IDT Holdings, Ltd.	693,000	90,966
	IFS Capital, Ltd.	348,000	94,009
*	Informatics Education, Ltd.	1,339,000	18,695
#	InnoTek, Ltd.	931,000	177,233
*	Innovalues, Ltd.	630,000	44,515
	Intraco, Ltd.	608,500	103,567
	IPC Corp., Ltd.	1,512,000	57,948
	Isetan (Singapore), Ltd.	122,500	224,527
	Jadason Enterprises, Ltd.	1,108,000	34,771
*	Jasper Investments, Ltd.	90,680	11,051

131

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
#	Jaya Holdings, Ltd.	2,265,000	$845,616
*	JK Yaming International Holdings, Ltd.	907,000	229,349
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	131,761
	K1 Ventures, Ltd.	5,227,500	705,723
	Keppel Land, Ltd.	438,000	563,051
#	Keppel Telecommunications and Transportation, Ltd.	1,897,800	1,152,514
	Khong Guan Flour Milling, Ltd.	38,000	21,549
	Kian Ann Engineering, Ltd.	1,302,000	110,380
	Kian Ho Bearings, Ltd.	781,500	65,872
#	Kim Eng Holdings, Ltd.	1,158,620	753,854
	Koh Brothers Group, Ltd.	1,494,000	98,295
*	L & M Group Investments, Ltd.	7,107,100	23,962
#	Lafe Corp., Ltd.	1,234,800	31,679
*	LanTroVision (S), Ltd.	5,028,750	69,279
	LC Development, Ltd.	2,041,254	119,894
	Lee Kim Tah Holdings, Ltd.	1,600,000	349,274
	Lion Asiapac, Ltd.	473,000	35,435
	Low Keng Huat Singapore, Ltd.	2,232,000	194,757
	Lum Chang Holdings, Ltd.	1,134,030	115,915
# *	Manhattan Resources, Ltd.	668,000	165,454
	Manufacturing Integration Technology, Ltd.	588,000	30,493
*	MDR, Ltd.	2,040,000	13,862
# *	Mediaring.Com, Ltd.	4,262,500	160,735
	Memtech International, Ltd.	1,322,000	75,951
	Metro Holdings, Ltd.	1,994,960	536,276
*	Mirach Energy, Ltd.	460,000	11,198
#	Miyoshi Precision, Ltd.	553,500	24,729
#	MobileOne, Ltd.	1,983,000	1,765,358
	Multi-Chem, Ltd.	1,263,000	59,616
#	Nera Telecommunications, Ltd.	1,272,000	173,023
	New Toyo International Holdings, Ltd.	1,043,000	110,223
	NSL, Ltd.	414,000	256,738
	Orchard Parade Holdings, Ltd.	956,022	375,815
	Ossia International, Ltd.	750,554	69,502
	Pan-United Corp., Ltd.	2,060,000	470,885
#	Parkway Holdings, Ltd.	1,151,133	1,234,213
	PCI, Ltd.	734,000	96,353
	Penguin International, Ltd.	320,000	15,207
	Pertama Holdings, Ltd.	459,750	70,528
#	Petra Foods, Ltd.	881,000	306,270
	Popular Holdings, Ltd.	1,813,000	148,768
	PSC Corp., Ltd.	1,973,419	211,723
	QAF, Ltd.	881,000	114,486
*	Qian Hu Corp., Ltd.	674,600	41,676
#	Raffles Education Corp., Ltd.	3,990,000	1,540,846
	Rotary Engineering, Ltd.	1,703,600	288,542
	San Teh, Ltd.	838,406	157,161
#	SBS Transit, Ltd.	962,500	1,056,869
	Seksun Corp., Ltd.	280,000	7,683
#	Sim Lian Group, Ltd.	1,380,000	244,828
	Sing Holdings, Ltd.	36,666	4,667
	Sing Investments & Finance, Ltd.	198,450	123,069

132

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
#	Singapore Food Industries, Ltd.	1,671,000	$1,002,774
	Singapore Land, Ltd.	154,000	349,827
#	Singapore Post, Ltd.	6,289,900	3,016,431
	Singapore Reinsurance Corp., Ltd	1,864,530	218,789
	Singapore Shipping Corp., Ltd.	1,765,000	229,577
	Singapura Finance, Ltd.	174,062	139,886
	Sinwa, Ltd.	259,000	13,354
	SMB United, Ltd.	2,010,000	151,766
	SMRT Corp., Ltd.	446,000	469,782
#	SP Chemicals, Ltd.	1,219,500	565,106
*	SP Corp., Ltd.	454,000	6,888
	SSH Corp., Ltd.	1,307,000	94,766
#	Stamford Land Corp., Ltd.	2,946,000	517,482
	Straco Corp., Ltd.	130,000	5,698
*	Straits Asia Resources, Ltd.	342,000	227,851
	Sunningdale Tech, Ltd.	12,125,000	554,557
	Sunright, Ltd.	378,000	33,136
	Superbowl Holdings, Ltd.	980,000	66,497
	Superior Multi-Packaging, Ltd.	490,500	24,806
#	Tat Hong Holdings, Ltd.	1,169,000	345,026
*	Thakral Corp., Ltd.	6,028,000	102,936
#	Tiong Woon Corp. Holding, Ltd.	1,359,000	168,559
	Trek 2000 International, Ltd.	1,004,000	80,230
	TT International, Ltd.	2,742,480	110,371
	UMS Holdings, Ltd.	941,000	68,271
	United Engineers, Ltd.	829,666	688,317
	United Envirotech, Ltd.	352,000	25,698
	United Overseas Insurance, Ltd.	188,250	265,954
	United Pulp & Paper Co., Ltd.	708,000	67,946
#	UOB-Kay Hian Holdings, Ltd.	1,585,000	984,123
	UOL Group, Ltd.	514,000	672,840
	Venture Corp., Ltd.	264,000	964,752
	Vicom, Ltd.	120,000	113,507
#	WBL Corp., Ltd.	600,000	1,107,512
	Wheelock Properties, Ltd.	1,207,000	683,042
#	Xpress Holdings, Ltd.	3,079,000	106,067
#	Yellow Pages (Singapore), Ltd.	299,000	44,186
	YHI International, Ltd.	1,174,000	112,505
	Yoma Strategic Holdings, Ltd.	132,000	6,231
# *	Yongnam Holdings, Ltd.	1,970,000	81,982
*	Zhongguo Jilong, Ltd.	249,876	7,452
TOTAL COMMON STOCKS			50,740,607

RIGHTS/WARRANTS — (0.0%)
# *	Manhattan Resources, Ltd. Warrants 04/09/11	200,400	3,040
*	Qian Hu Corp, Ltd. Rights 09/19/10	204,100	7,225
TOTAL RIGHTS/WARRANTS			10,265

TOTAL — SINGAPORE			50,750,872

133

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Face
		Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (1.9%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $14,515,000 FHLMC 6.04%(r), 11/01/36, valued at $11,154,905) to be repurchased at $10,988,861	$10,988	$10,988,000

		Shares
SECURITIES LENDING COLLATERAL — (24.4%)
§ @	DFA Short Term Investment Fund LP	139,002,499	139,002,499

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $2,652,260 FNMA 5.000%, 03/01/38, valued at $2,454,141) to be repurchased at $2,406,070	$2,406	2,406,020

TOTAL SECURITIES LENDING COLLATERAL			141,408,519

TOTAL INVESTMENTS - (100.0%) (Cost $841,787,919)			$578,758,491

See accompanying Notes to Financial Statements.

134

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value††
COMMON STOCKS — (93.3%)
Consumer Discretionary — (16.8%)
	4imprint Group P.L.C.	96,735	$182,170
	Aegis Group P.L.C.	3,196,153	3,368,396
	Aga Rangemaster Group P.L.C.	288,143	395,768
	Arena Leisure P.L.C.	1,372,024	573,501
	Bellway P.L.C.	406,536	3,541,647
	Blacks Leisure Group P.L.C.	181,058	86,807
	Bloomsbury Publishing P.L.C.	281,545	727,511
#	Bovis Homes Group P.L.C.	474,842	2,595,571
	BPP Holdings P.L.C.	216,656	1,183,514
	Burberry Group P.L.C.	93,303	415,252
	Caffyns P.L.C.	6,000	39,107
	Carpetright P.L.C.	167,232	1,229,357
	Centaur Media P.L.C.	617,725	510,213
	Chime Communications P.L.C.	211,086	241,323
*	Chrysalis Group P.L.C.	107,232	130,181
	Churchill China P.L.C.	30,000	102,762
	Clinton Cards P.L.C.	740,506	184,979
	Cosalt P.L.C.	82,921	226,488
	Daily Mail & General Trust P.L.C. Series A	395,924	1,864,385
	Dawson Holdings P.L.C.	253,045	206,021
#	Debenhams P.L.C.	1,394,313	858,765
	Dignity P.L.C.	255,526	2,451,366
#	DSG International P.L.C.	5,329,324	2,774,408
	Dunelm Group P.L.C.	17,747	41,529
	Euromoney Institutional Investor P.L.C.	346,866	1,491,483
	Findel P.L.C.	377,636	373,954
*	Forminster P.L.C.	43,333	2,615
#	French Connection Group P.L.C.	373,475	299,746
	Fuller Smith & Turner P.L.C.	129,026	637,639
	Future P.L.C.	1,324,863	278,181
	Game Group P.L.C.	1,441,697	3,024,190
# *	Games Workshop Group P.L.C.	101,889	441,395
	Greene King P.L.C.	423,929	2,189,229
	Halfords Group P.L.C.	913,032	3,258,134
	Haynes Publishing Group P.L.C.	14,703	35,493
	Headlam Group P.L.C.	330,383	1,139,745
	Henry Boot P.L.C.	426,786	410,457
#	HMV Group P.L.C.	1,627,244	2,606,506
	Holidaybreak P.L.C.	205,158	587,254
#	Hornby P.L.C.	154,220	278,385
	Huntsworth P.L.C.	795,153	444,453
*	Impellam Group P.L.C.	35,258	14,729
	Inchcape P.L.C.	776,534	990,132
	Informa P.L.C.	133,331	451,721

135

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	ITV P.L.C.	913,600	$441,236
	J.D. Wetherspoon P.L.C.	552,111	2,297,135
	JD Sports Fashion P.L.C.	122,850	499,648
	JJB Sports P.L.C.	922,465	439,919
	John Menzies P.L.C.	244,534	668,015
	Kesa Electricals P.L.C.	2,031,662	2,608,916
	Ladbrokes P.L.C.	234,568	597,776
	Laura Ashley Holdings P.L.C.	2,806,720	671,568
	Lookers P.L.C.	689,354	365,157
#	Luminar Group Holdings P.L.C.	260,932	647,142
	Manganese Bronze Holdings P.L.C.	68,818	170,366
	Millennium and Copthorne Hotels P.L.C.	572,461	1,951,148
	Mothercare P.L.C.	324,479	1,590,934
	N Brown Group P.L.C.	974,614	3,463,836
*	Pace P.L.C.	747,903	451,419
	Pendragon P.L.C.	2,285,154	187,317
	Persimmon P.L.C.	133,647	647,014
	Pinewood Shepperton P.L.C.	182,105	413,380
*	Rank Group P.L.C.	814,828	749,249
#	Redrow P.L.C.	626,857	2,096,555
	Restaurant Group P.L.C.	732,507	1,485,899
#	Rightmove P.L.C.	236,332	736,957
	Smiths News P.L.C.	674,129	617,851
*	Sportech P.L.C.	329,794	266,450
	Sports Direct International P.L.C.	383,193	270,250
	St Ives Group P.L.C.	436,379	614,487
	St. Jame’s Place P.L.C.	666,185	1,992,247
*	Stylo P.L.C.	64,096	19,599
	Taylor Nelson Sofres P.L.C.	1,742,993	6,878,955
	Ted Baker P.L.C.	161,948	854,368
	The Berkeley Group Holdings P.L.C.	300,929	3,623,265
	The Vitec Group P.L.C.	160,303	452,712
	Topps Tiles P.L.C.	761,166	402,096
	United Business Media P.L.C.	818,599	5,326,802
	UTV Media P.L.C.	217,432	293,162
	Wagon P.L.C.	237,979	7,392
#	WH Smith P.LC.	588,205	3,536,482
	William Hill P.L.C.	1,129,837	3,473,901
	Wilmington Group P.L.C.	346,234	805,057
	Yell Group P.L.C.	621,493	616,808
Total Consumer Discretionary			96,118,932

Consumer Staples — (4.0%)
	Anglo-Eastern Plantations P.L.C.	108,333	416,493
	Barr (A.G.) P.L.C.	64,286	1,154,166
	Britvic P.L.C.	567,955	2,086,221
	Cranswick P.L.C.	174,592	1,782,840
	Dairy Crest Group P.L.C.	520,119	2,598,633
	Devro P.L.C.	605,749	704,189
*	European Home Retail P.L.C.	109,256	—
	Greggs P.L.C.	43,418	2,281,307
	Marston’s P.L.C.	1,192,685	1,824,866
	Mcbride P.L.C.	935,102	1,895,332
	Northern Foods P.L.C.	2,038,052	1,594,388
	Premier Foods P.L.C.	2,185,269	968,960

136

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	PZ Cussons P.L.C.	1,440,399	$2,907,481
	R.E.A. Holdings P.L.C.	49,233	214,083
	Robert Wiseman Dairies P.L.C.	276,160	1,718,944
	Thorntons P.L.C.	313,060	526,073
# *	Uniq P.L.C.	463,373	208,762
Total Consumer Staples			22,882,738

Energy — (6.1%)
	Anglo Pacific Group P.L.C.	426,647	740,893
*	Dana Petroleum P.L.C.	326,327	5,249,797
*	Emerald Energy P.L.C.	214,462	1,122,865
*	Fortune Oil P.L.C.	5,889,851	620,475
*	Hardy Oil & Gas P.L.C.	46,779	145,182
	Hunting P.L.C.	477,489	3,306,370
# *	Imperial Energy Corp. P.L.C.	289,203	3,957,481
	James Fisher & Sons P.L.C.	189,802	1,037,565
	JKX Oil and Gas P.L.C.	575,605	1,411,599
	John Wood Group P.L.C.	207,976	803,864
	Melrose Resources P.L.C.	378,100	1,251,102
*	Premier Oil P.L.C.	320,409	3,841,181
*	Salamander Energy P.L.C.	274,153	760,563
*	Soco International P.L.C.	281,540	6,486,038
*	UK Coal P.L.C.	573,596	898,915
	Venture Production P.L.C.	442,513	2,887,913
	Wellstream Holdings P.L.C.	73,088	510,274
Total Energy			35,032,077

Financials — (16.0%)
	A & J Mucklow Group P.L.C.	1,426	5,278
#	Aberdeen Asset Management P.L.C.	2,590,854	3,912,615
	Amlin P.L.C.	1,765,553	9,040,653
	Arbuthnot Banking Group P.L.C.	67,329	360,670
*	Aries Insurance Services P.L.C.	62,500	—
	Ashmore Group P.L.C.	118,629	311,363
	Beazley Group P.L.C.	1,029,701	1,755,504
	Benfield Group, Ltd. P.L.C.	581,201	3,190,761
#	BlueBay Asset Management P.L.C.	154,645	502,245
	Brewin Dolphin Holdings P.L.C.	870,024	1,581,624
	Brit Insurance Holdings P.L.C.	1,289,236	3,791,566
	Capital & Regional P.L.C.	271,596	200,403
	Catlin Group, Ltd.	977,375	5,461,715
	Charles Stanley Group P.L.C.	123,753	366,574
	Chesnara P.L.C.	171,258	292,889
	Close Brothers Group P.L.C.	481,680	4,191,265
*	CLS Holdings P.L.C.	148,841	712,354
*	Cockleshell, Ltd.	6,528	7,293
	Daejan Holdings P.L.C.	42,317	1,799,892
	Development Securities P.L.C.	201,060	920,777
	DTZ Holdings P.L.C.	220,478	199,741
	Evolution Group P.L.C.	1,150,083	1,536,558
	Great Portland Estates P.L.C.	418,295	1,862,706
	Hansard Global P.L.C.	1,459	3,089
	Hardy Underwriting Group P.L.C.	153,854	632,169
*	Hargreaves Lansdown P.L.C.	130,722	359,461
	Helical Bar P.L.C.	408,691	1,964,909

137

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
#	Henderson Group P.L.C.	2,936,019	$2,511,192
	Hiscox, Ltd.	1,535,730	6,085,323
	IG Group Holdings P.L.C.	1,197,446	5,594,476
*	Industrial & Commercial Holdings P.L.C.	5,000	121
	Intermediate Capital Group P.L.C.	326,494	5,089,854
	International Personal Finance P.L.C.	883,513	1,998,882
*	IP Group P.L.C.	197,881	212,149
	Jardine Lloyd Thompson Group P.L.C.	781,443	5,574,035
	Liontrust Asset Management P.L.C.	129,935	243,550
# *	LSL Property Services P.L.C.	131,485	84,981
*	MWB Group Holdings P.L.C.	379,622	276,988
	New Star Asset Management Group P.L.C.	97,505	49,367
	Novae Group P.L.C.	234,668	1,025,521
	Park Group P.L.C.	166,600	39,183
*	Pices Property Services P.L.C.	62,500	—
	Provident Financial P.L.C.	465,600	5,935,143
	Quintain Estates & Development P.L.C.	288,516	393,993
	Rathbone Brothers P.L.C.	159,131	2,061,845
	Rensburg Sheppards P.L.C.	169,098	1,247,555
*	Rutland Trust P.L.C.	85,288	91,963
	S&U P.L.C.	21,140	103,697
	Savills P.L.C.	449,406	1,660,618
*	Secure Ventures No. 6 P.L.C.	62,500	—
*	Secure Ventures No. 7 P.L.C.	62,500	—
*	Shellproof, Ltd.	1,156	893
	Shore Capital Group P.L.C.	1,193,004	440,364
	ST Modwen Properties P.L.C.	482,604	1,477,874
	Town Centre Securities P.L.C.	17,674	34,218
	Tullett Prebon P.L.C.	757,461	2,902,844
	Unite Group P.L.C.	444,621	1,079,031
Total Financials			91,179,734

Health Care — (3.2%)
*	Alizyme P.L.C.	660,805	152,013
*	Antisoma P.L.C.	2,024,536	622,076
*	Ark Therapeutics Group P.L.C.	638,344	432,224
	Assura Group, Ltd.	24,511	16,018
# *	Axis-Shield P.L.C.	224,506	1,070,524
*	Biocompatibles International P.L.C.	147,081	290,720
	Bioquell P.L.C.	90,893	198,174
*	BTG P.L.C.	582,974	1,209,709
	Care UK P.L.C.	199,792	726,913
	Consort Medical P.L.C.	116,271	658,851
	Corin Group P.L.C.	151,637	294,169
	Dechra Pharmaceuticals P.L.C.	201,204	1,278,819
	Genetix Group P.L.C.	151,246	82,077
*	Genus P.L.C.	157,057	1,534,044
*	Global Health Partner AB	800	1,278
	Goldshield Group P.L.C.	119,590	383,261
#	Hikma Pharmaceuticals P.L.C.	430,418	2,244,391
	Nestor Healthcare Group P.L.C.	443,850	182,354
*	Oxford Biomedica P.L.C.	2,123,042	205,185
*	Prostrakan Group P.L.C.	38,359	53,801
*	Protherics P.L.C.	506,828	285,939
*	Renovo Group P.L.C.	8,407	3,433

138

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
# *	SkyePharma P.L.C.	42,975	$128,105
	Southern Cross Healthcare, Ltd.	195,059	298,456
	SSL International P.L.C.	745,205	5,033,003
*	Vectura Group P.L.C.	972,084	739,969
*	William Ransom & Son P.L.C.	30,000	3,621
Total Health Care			18,129,127

Industrials — (31.6%)
*	AEA Technology P.L.C.	539,970	281,193
	Aggreko P.L.C.	513,764	3,595,118
	Air Partner P.L.C.	37,086	336,146
	Alumasc Group P.L.C.	131,547	253,579
	Arriva P.L.C.	556,301	5,381,893
	Ashtead Group P.L.C.	1,976,882	1,359,914
	Atkins WS P.L.C.	425,663	3,656,381
*	Autologic Holdings P.L.C.	96,590	27,542
	Babcock International Group P.L.C.	853,247	5,338,849
	Balfour Beatty P.L.C.	161,398	652,219
	BBA Aviation P.L.C.	1,204,134	1,545,109
	Bodycote P.L.C.	1,247,601	2,497,278
	Braemar Shipping Services P.L.C.	81,108	381,178
	Brammer P.L.C.	185,266	397,847
	BSS Group P.L.C.	489,152	1,798,370
	Business Post Group P.L.C.	199,191	921,545
	Camellia P.L.C.	2,437	222,495
	Carillion P.L.C.	1,523,518	5,110,129
	Carr’s Milling Industries P.L.C.	35,330	266,872
# *	Carter & Carter Group P.L.C.	122,848	—
	Castings P.L.C.	162,757	482,998
	Charles Taylor Consulting P.L.C.	139,215	402,724
*	Charter International P.L.C.	626,781	4,085,268
	Chemring Group P.L.C.	128,869	3,306,101
	Chloride Group P.L.C.	1,025,093	2,177,345
	Clarkson P.L.C.	68,229	487,086
	Communisis P.L.C.	561,133	417,698
	Connaught P.L.C.	264,669	1,462,018
	Cookson Group P.L.C.	813,260	2,632,567
	Costain Group P.L.C.	1,269,584	417,651
*	Danka Business Systems P.L.C.	1,029,605	17,397
	Davis Service Group P.L.C.	670,430	2,386,557
	De La Rue P.L.C.	603,748	8,709,548
	Dewhurst P.L.C.	9,000	26,216
	Domino Printing Sciences P.L.C.	456,398	1,468,285
*	easyJet P.L.C.	499,900	2,493,790
	Eleco P.L.C.	80,000	76,189
	Fenner P.L.C.	671,987	1,108,211
	Forth Ports P.L.C.	179,142	2,833,651
*	Fortress Holdings P.L.C.	120,728	—
	Galliford Try P.L.C.	1,434,295	1,055,078
	Go-Ahead Group P.L.C.	175,345	3,840,315
	Hampson Industries P.L.C.	423,917	761,285
	Hays P.L.C.	4,810,460	5,281,079
#	Helphire P.L.C.	570,202	969,104
	Hogg Robinson Group P.L.C.	103,893	31,886
	Homeserve P.L.C.	228,007	4,681,612

139

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	Hyder Consulting P.L.C.	168,297	$515,518
	IMI P.L.C.	1,137,010	5,053,118
	Interserve P.L.C.	498,625	1,489,296
	Intertek Group P.L.C.	588,823	6,973,480
*	Invensys P.L.C.	191,389	479,928
	ITE Group P.L.C.	1,339,191	1,825,909
	J. Smart & Co. (Contractors) P.L.C.	22,500	167,473
	Keller Group P.L.C.	277,823	2,336,824
	Kier Group P.L.C.	141,688	1,547,066
	Latchways P.L.C.	41,288	389,580
	Lavendon Group P.L.C.	175,529	396,117
	Lincat Group P.L.C.	14,452	116,019
	Low & Bonar P.L.C.	763,541	599,494
	Management Consulting Group P.L.C.	1,026,246	461,690
	Meggitt P.L.C.	907,614	1,988,323
	Melrose P.L.C.	944,503	1,357,596
	Michael Page International P.L.C.	1,235,568	4,002,170
	Mitie Group P.L.C.	1,208,230	3,671,360
	MJ Gleeson Group P.L.C.	195,875	267,537
	Morgan Crucible Co. P.L.C.	1,158,902	2,004,085
	Morgan Sindall P.L.C.	170,838	1,383,807
	Mouchel Group P.L.C.	469,006	2,379,433
	MS International P.L.C.	50,000	169,133
	National Express Group P.L.C.	454,582	4,187,578
	Northgate P.L.C.	285,327	587,123
	OPD Group P.L.C.	102,094	140,409
	PayPoint P.L.C.	87,747	746,784
	PV Crystalox Solar P.L.C.	297,264	649,190
	Qinetiq P.L.C.	1,922,010	5,282,500
*	Regus P.L.C.	3,696,088	2,780,825
*	Renold P.L.C.	270,995	222,091
	Rentokil Initial P.L.C.	474,327	344,735
	Ricardo P.L.C.	222,000	939,938
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	399,127	563,345
	ROK P.L.C.	723,316	886,618
	RPS Group P.L.C.	788,615	1,877,224
	Scott Wilson Group P.L.C.	29,819	49,842
	Senior P.L.C.	1,671,692	1,534,076
	Severfield-Rowen P.L.C.	351,952	869,840
	Shanks Group P.L.C.	985,616	1,992,103
	SIG P.L.C.	479,728	1,881,694
	Speedy Hire P.L.C.	178,122	686,786
	Spirax-Sarco Engineering P.L.C.	304,500	3,951,612
	Spring Group P.L.C.	596,238	323,269
	Sthree P.L.C.	269,551	656,740
	T. Clarke P.L.C.	148,717	292,655
*	Tandem Group P.L.C.	327,365	—
	Tarsus Group P.L.C.	212,372	380,135
	The Weir Group P.L.C.	139,273	782,409
	Tomkins P.L.C.	2,633,868	4,834,455
	Travis Perkins P.L.C.	410,292	1,941,897
	Tribal Group P.L.C.	125,000	181,281
	Trifast P.L.C.	359,985	193,219
	Ultra Electronics Holdings P.L.C.	267,145	4,739,088

140

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	Umeco P.L.C.	196,406	$852,785
*	Volex Group P.L.C.	241,088	122,545
	Vp P.L.C.	167,463	336,251
	VT Group P.L.C.	677,021	5,453,608
	White Young Green P.L.C.	178,318	359,855
	Wincanton P.L.C.	479,763	1,373,060
	WSP Group P.L.C.	262,651	1,227,476
	XP Power, Ltd.	73,546	211,599
	Young and Co.’s Brewery P.L.C. NV	40,000	236,985
	Young and Co.’s Brewery P.L.C. Series A	20,936	141,650
Total Industrials			180,025,547

Information Technology — (10.9%)
	Acal P.L.C.	104,729	178,303
*	Alterian P.L.C.	179,139	242,102
	Anite P.L.C.	1,312,790	612,812
	ARM Holdings P.L.C.	4,708,219	7,340,704
	Aveva Group P.L.C.	275,408	3,510,900
	Axon Group P.L.C.	207,398	2,116,997
	Computacenter P.L.C.	423,790	648,249
*	CSR P.L.C.	342,508	1,142,264
	Dialight P.L.C.	111,362	196,051
	Dicom Group P.L.C.	317,667	734,413
#	Dimension Data Holdings P.L.C.	5,396,082	2,592,318
	Diploma P.L.C.	459,990	962,436
	E2V Technologies P.L.C.	247,588	898,032
	Electrocomponents P.L.C.	1,576,293	3,615,175
	Fidessa Group P.L.C.	130,344	1,204,085
*	Full Circle Future, Ltd.	135,600	—
*	Gresham Computing P.L.C.	204,631	185,543
	Halma P.L.C.	1,486,473	3,930,626
*	Imagination Technologies Group P.L.C.	882,944	687,734
	Innovation Group P.L.C.	2,537,718	213,823
*	Intec Telecom Systems P.L.C.	1,201,847	513,584
	Kewill P.L.C.	368,863	177,707
	Laird P.L.C.	697,371	1,831,388
	Logica P.L.C.	226,293	251,919
	Micro Focus International P.L.C.	452,097	1,911,478
	Microgen P.L.C.	404,360	262,398
	Misys P.L.C.	1,982,492	3,549,838
	Morse P.L.C.	367,208	113,333
	Oxford Instruments P.L.C.	193,856	583,585
	Phoenix IT Group, Ltd.	197,369	504,817
	Premier Farnell P.L.C.	1,379,926	2,899,277
	Psion P.L.C.	499,513	611,664
	Raymarine P.L.C.	289,080	69,487
	Renishaw P.L.C.	228,282	1,950,084
	RM P.L.C.	363,499	903,683
*	RMS Communications P.L.C.	15,000	—
	Rotork P.L.C.	352,833	4,227,935
*	Scipher P.L.C.	34,563	626
*	SDL P.L.C.	333,680	1,308,238
	Spectris P.L.C.	499,879	4,012,371
	Spirent Communications P.L.C.	3,176,692	2,778,976
	TT electronics P.L.C.	595,193	453,261

141

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Vislink P.L.C.	588,460	$305,102
* Wolfson Microelectronics P.L.C.	493,841	690,515
Xaar P.L.C.	220,887	201,894
* Xchanging P.L.C.	256,965	915,264
Total Information Technology		62,040,991

Materials — (3.4%)
British Polythene Industries P.L.C.	102,332	300,951
Carclo P.L.C.	214,230	215,541
Croda International P.L.C.	484,717	4,002,048
Delta P.L.C.	591,338	740,487
DS Smith P.L.C.	1,591,931	1,707,799
Elementis P.L.C.	1,858,096	1,752,524
Filtrona P.L.C.	704,266	1,414,717
* Gem Diamonds, Ltd.	3,895	19,069
Hill & Smith Holdings P.L.C.	275,101	880,130
Hochschild Mining P.L.C.	194,546	418,491
* Inveresk P.L.C.	125,000	14,665
Marshalls P.L.C.	670,307	1,058,442
Mondi P.L.C.	667,369	2,422,122
# Porvair P.L.C.	158,128	212,124
RPC Group P.L.C.	404,286	705,617
Victrex P.L.C.	321,880	2,977,069
Yule Catto & Co. P.L.C.	527,850	722,361
Zotefoams P.L.C.	96,852	131,484
Total Materials		19,695,641

Telecommunication Services — (0.6%)
* Colt Telecom Group SA	1,213,428	1,246,745
Kcom Group P.L.C.	2,504,455	728,666
Telecom Plus P.L.C.	288,118	1,428,873
* Vanco P.L.C.	232,704	240,617
Total Telecommunication Services		3,644,901

Utilities — (0.7%)
Dee Valley Group P.L.C.	12,109	164,009
Hydro International P.L.C.	27,669	53,836
Northumbrian Water Group P.L.C.	701,411	3,524,870
Total Utilities		3,742,715

TOTAL COMMON STOCKS		532,492,403

RIGHTS/WARRANTS — (0.0%)
* SFI Holdings, Ltd. Litigation Certificate	26,713	—
* Ultraframe Litigation Notes	319,285	—
TOTAL RIGHTS/WARRANTS		—

142

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Face
		Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (1.9%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $13,960,000 FHLMC 6.04%(r), 11/01/36, valued at $10,728,382) to be repurchased at $10,567,828	$10,567	$10,567,000

		Shares
SECURITIES LENDING COLLATERAL — (4.8%)
§ @	DFA Short Term Investment Fund LP	23,622,602	23,622,602

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $4,025,415 FHLMC 6.500%, 04/01/38 & 7.000%, 02/01/38, valued at $3,914,679) to be repurchased at $3,838,000	$3,838	3,837,920

TOTAL SECURITIES LENDING COLLATERAL			27,460,522

TOTAL INVESTMENTS - (100.0%) (Cost $862,575,872)			$570,519,925

See accompanying Notes to Financial Statements.

143

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value††
AUSTRIA — (2.3%)
COMMON STOCKS — (2.3%)
	Agrana Beteiligungs AG	16,794	$1,035,837
	Andritz AG	116,739	3,324,510
*	A-TEC Industries AG	21,828	285,138
	Austria Email AG	715	5,481
* #	Austrian Airlines AG	130,038	466,158
	BKS Bank AG	520	72,904
* #	BWIN Interactive Entertainment AG	79,165	1,430,422
	BWT AG	27,601	564,583
* #	CA Immobilien Anlagen AG	130,641	821,961
*	Christ Water Techology AG	24,819	101,708
	Constantia Packaging AG	18,095	532,694
*	Conwert Immobilien Invest AG	48,984	236,596
	EVN AG	19,193	283,512
*	Eybl International AG	16,503	35,034
#	Flughafen Wien AG	39,948	1,636,839
	Frauenthal Holding AG	12,084	108,210
* #	Intercell AG	104,732	2,934,936
*	Josef Manner & Co. AG	870	49,788
	Lenzing AG	4,961	1,359,064
	Mayr-Melnhof Karton AG	33,664	2,092,095
#	Oberbank AG	35,740	2,003,180
	Oesterreichische Post AG	98,332	2,859,155
#	Palfinger AG	45,976	731,615
*	RHI AG	93,231	1,459,056
	Rosenbauer International AG	11,816	295,264
*	S&T System Integration & Technology Distribution AG	6,404	131,180
	Schoeller-Bleckmann Oilfield Equipment AG	32,197	1,142,865
*	Sparkassen Immobilien AG	58,185	242,450
	UBM Realitaetenentwicklung AG	1,440	55,061
#	Uniqa Versicherungen AG	174,848	3,527,569
*	Warimpex Finanz und Beteiligungs AG	3,832	10,362
	Wolford AG	11,165	219,862
	Zumtobel AG	55,418	686,139
TOTAL COMMON STOCKS			30,741,228

RIGHTS/WARRANTS — (0.0%)
*	Uniqa Versicherungen AG Rights 11/14/08	174,848	—

TOTAL — AUSTRIA			30,741,228

144

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
BELGIUM — (3.4%)
COMMON STOCKS — (3.4%)
*	Abfin SA	2,560	$—
	Ackermans & van Haaren NV	81,854	4,697,164
*	Agfa Gevaert NV	368,855	1,543,799
	Banque Nationale de Belgique	952	2,862,354
#	Barco NV	53,143	1,008,384
	Bekaert SA	56,746	5,583,963
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	194,122
*	Compagnie du Bois Sauvage SA	87	12
#	Compagnie d’Entreprises CFE	40,394	1,960,766
	Compagnie Immobiliere de Belgique SA	10,535	404,895
	Compagnie Maritime Belge SA	61,365	1,190,315
#	Deceuninck NV	61,853	467,936
*	Devgen	219	1,422
	D’Ieteren SA NV	12,852	1,968,829
	Duvel Moorgat SA	8,904	424,364
	Econocom Group SA	65,485	542,423
	Elia System Operator SA NV	112,393	3,514,569
	Euronav SA	86,793	1,268,863
	EVS Broadcast Equipment SA	13,059	843,274
#	Exmar NV	76,531	930,165
	Floridienne SA	2,033	250,226
#	Henex	7,487	328,143
	Image Recognition Integrated Systems (I.R.I.S.)	6,284	352,275
*	International Brachtherapy SA	35,773	109,565
	Ion Beam Application	67,020	827,019
	Jensen-Group NV	12,030	87,727
#	Kinepolis	4,534	124,847
	Lotus Bakeries SA	1,361	417,126
#	Melexis NV	88,696	784,685
#	Omega Pharma SA	83,442	3,073,479
	Picanol	16,620	106,496
* #	Realdolmen	606,720	139,615
	Recticel SA	52,387	320,385
*	Resilux	4,095	152,958
	Rosier SA	655	207,870
#	Roularta Media Group NV	3,344	71,422
	SAPEC SA	3,531	321,951
*	SAPEC SA	75	254
	Sioen Industries NV	52,140	320,322
	Sipef NV	2,410	778,015
*	Spector Photo Group SA	11,235	6,593
*	Systemat-Datarelay SA	26,232	147,983
*	Telenet Group Holding NV	148,890	2,312,476
	Ter Beke NV	2,281	129,662
	Tessenderlo Chemie NV	90,268	3,570,923
	Unibra SA	1,600	283,283
	Van De Velde NV	27,632	952,387
	VPK Packaging Group SA	13,057	366,500
TOTAL COMMON STOCKS			45,951,806

145

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
RIGHTS/WARRANTS — (0.0%)
*	Realdolmen STRIP VVPR	606,720	$7,733
*	Zenitel VVPR Contingent Rights	8,654	110
TOTAL RIGHTS/WARRANTS			7,843

TOTAL — BELGIUM			45,959,649

DENMARK — (1.8%)
COMMON STOCKS — (1.8%)
	Aarhus Lokalbank A.S.	8,030	124,835
	Aktieselskabet Ringkjoebing Bank A.S.	5,665	266,395
#	Aktieselskabet Roskilde Bank A.S.	32,685	5,867
	Aktieselskabet Skjern Bank A.S.	3,276	129,039
	Alk-Abello A.S.	11,711	929,156
*	Alm. Brand A.S.	27,560	373,543
#	Amagerbanken A.S.	32,395	373,868
	Ambu A.S.	22,100	258,383
	Arkil Holdings A.S. Series B	780	92,227
	Auriga Industries A.S. Series B	46,057	823,698
#	Bang & Olufsen Holding A.S. Series B	30,487	674,270
* #	Bavarian Nordic A.S.	17,176	459,779
#	BoConcept Holding A.S.	5,650	148,146
*	Brodrene Hartmann A.S. Series B	11,730	166,955
*	Brondbyernes I.F. Fodbold A.S. Series B	15,450	124,615
	D/S Norden A.S.	4,331	131,268
	Dalhoff, Larson & Horneman A.S. Series B	32,000	205,337
	Dantherm Holding A.S.	13,100	161,348
	DFDS A.S.	11,570	826,610
	DiBa Bank A.S.	2,300	53,267
	Djursland Bank A.S.	8,970	345,736
	East Asiatic Co., Ltd. A.S.	52,687	1,796,547
	F.E. Bording A.S.	600	77,436
#	Fionia Bank A.S.	17,880	125,840
	Fluegger A.S. Series B	4,198	231,415
* #	GN Great Nordic A.S.	90,407	196,504
*	GPV Industi A.S.	2,200	35,330
* #	Greentech Energy Systems A.S.	23,655	87,116
	Gronlandsbanken	768	50,420
#	H&H International A.S. Series B	1,920	135,374
#	Harboes Bryggeri A.S.	10,250	178,680
	Hojgaard Holding A.S. Series B	2,750	51,880
#	IC Companys A.S.	33,305	464,377
*	Incentive A.S.	3,575	11,321
*	Jeudan A.S.	256	20,325
	Lan & Spar Bank A.S.	5,150	316,815
*	Lastas A.S. Series B	11,200	114,205
	Lollands Bank A.S.	750	28,530
*	Maconomy Corp. A.S.	7,833	8,436
#	Mols-Linien A.S.	27,700	341,992
* #	NeuroSearch A.S.	42,054	1,049,060
	NKT Holding A.S.	41,580	1,520,040
	Nordjyske Bank A.S.	17,600	354,250
	Norresundby Bank A.S.	7,350	251,896

146

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	Ostjydsk Bank A.S.	2,554	$206,152
* #	Parken Sport & Entertainment A.S.	8,234	1,192,819
	Per Aarsleff A.S. Series B	5,975	470,260
#	Ringkjoebing Landbobank Aktieselskab	14,890	1,114,049
	Roblon A.S. Series B	540	68,789
	Royal Unibrew A.S.	12,465	426,205
*	RTX Telecom A.S.	303	1,016
	Salling Bank A.S.	910	106,697
	Sanistal A.S. Series B	4,436	140,831
	Satair A.S.	8,525	221,837
	Schouw & Co. A.S.	70,768	1,392,554
	SimCorp A.S.	16,460	1,354,926
#	Sjaelso Gruppen A.S.	21,980	144,087
	SKAKO Industries A.S.	5,130	92,916
*	Solar Holdings A.S. Series B	1,687	80,297
*	Sondagsavisen A.S.	36,665	143,046
	Spar Nord Bank A.S.	115,369	1,269,157
	Sparbank	10,930	266,355
	Sparekassen Faaborg A.S.	1,972	342,819
	Sydbank A.S.	2,666	41,436
	Thrane & Thrane A.S.	9,883	376,270
	Tivoli A.S.	969	543,463
*	TK Development A.S.	91,681	396,392
	Vestfyns Bank A.S.	680	89,579
	Vestjysk Bank A.S.	10,000	222,531

TOTAL — DENMARK			24,826,614

FINLAND — (5.5%)
COMMON STOCKS — (5.5%)
*	Ahlstrom Oyj	3,026	30,885
	Alandsbanken AB Series B	17,663	457,829
*	Aldata Solutions Oyj	194,535	184,971
#	Alma Media Oyj	278,483	2,611,789
	Amanda Capital Oyj	67,120	200,461
#	Amer Sports Oyj Series A	307,264	2,082,625
#	Aspo Oyj	68,141	381,840
	BasWare Oyj	34,550	308,904
*	Biotie Therapies Corp.	265,590	118,546
	Cargotec Oyj Series B	109,737	1,519,060
#	Componenta Oyj	34,400	244,325
#	Comptel P.L.C.	324,863	471,239
#	Cramo Oyj	104,189	700,664
	Efore Oyj	114,965	111,494
	Elisa Oyj	251,636	3,785,238
	Etteplan Oyj	62,600	287,032
#	Finnair Oyj	186,376	939,977
#	Finnlines Oyj	107,063	1,504,129
	Fiskars Oyj Abp Series A	181,663	1,876,144
	F-Secure Oyj	447,078	1,394,594
*	GeoSentric Oyj	244,900	9,528
#	Glaston Oyj Abp	131,940	302,783

147

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	HKScan Oyj Series A	72,398	$370,184
	Huhtamaki Oyj	338,637	2,268,555
	Ilkka-Yhtyma Oyj	34,432	397,309
	KCI Konecranes Oyj	243,819	4,143,341
#	Kemira Oyj	248,868	2,230,044
	Kesko Oyj	44,288	1,036,704
	Laennen Tehtaat Oyj	18,920	350,502
#	Lassila & Tikanoja Oyj	117,954	1,894,155
	Lemminkainen Oyj	13,072	224,371
	M-Real Oyj Series B	4,696,142	7,217,917
	Neomarkka Oyj	16,652	140,422
	Nokian Renkaat Oyj	325,926	4,261,240
	Nordic Aluminium Oyj	10,440	227,908
	Okmetic Oyj	54,904	187,363
	Olvi Oyj Series A	31,354	647,110
	Oriola-KD Oyj Class A	26,000	49,696
	Oriola-KD Oyj Class B	55,236	107,124
	Orion Oyj Series A	96,540	1,416,262
	Orion Oyj Series B	253,721	3,728,433
*	Outotec Oyj	36,018	481,369
	PKC Group Oyj	48,390	250,710
#	Pohjola Bank P.L.C.	246,840	3,321,126
#	Ponsse Oyj	22,814	154,272
	Poyry Oyj	180,742	2,399,353
	Raisio P.L.C.	462,617	893,261
#	Ramirent Oyj	299,709	1,208,389
	Rapala VMC Oyj	113,258	520,604
	Raute Oyj Series A	10,390	116,112
	Rocla Oyj	12,300	195,254
* #	Ruukki Group Oyj	171,468	312,071
	Sanoma Oyj	60,899	931,999
	Scanfil Oyj	123,479	324,836
	Sponda Oyj	159,511	714,664
	Stockmann Oyj Abp Series A	43,914	723,160
#	Stockmann Oyj Abp Series B	99,920	1,346,659
	SYSOPENDIGIA P.L.C.	55,020	167,947
	Talentum Oyj	129,629	313,310
#	Teleste Oyi	53,559	161,639
	TietoEnator Oyj	277,638	3,079,148
	Trainers’ House P.L.C.	107,200	85,905
	Tulikivi Oyj	79,440	88,219
	Turkistuottajat Oyj	8,490	90,301
#	Uponor Oyj Series A	206,241	1,957,674
	Vacon Oyj	43,052	1,322,561
	Vaisala Oyj Series A	39,132	1,041,772
	Viking Line AB	10,400	414,219
	YIT Oyj	50,319	313,349

TOTAL — FINLAND			73,352,580

148

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
FRANCE — (11.2%)
COMMON STOCKS — (11.2%)
	Akka Technologies SA	6,050	$95,959
	Ales Groupe SA	32,639	594,127
*	Alten	60,626	1,527,858
* #	Altran Technologies SA	343,804	1,727,773
	April Group SA	70,844	2,569,328
	Arkema	199,362	4,563,061
	Assystem	52,519	536,740
	Atos Origin SA	73,097	1,697,419
	Aubay	28,405	108,952
#	Audika SA	21,857	509,633
* #	Axorys SA	11,700	10,737
*	Baccarat SA	1,090	188,691
	Banque Tarneaud SA	1,430	186,506
#	Beneteau SA	176,815	1,644,028
*	Bigben Interactive	7,762	64,168
	bioMerieux	11,573	939,655
	Boiron SA	25,156	593,970
	Boizel Chanoine Champagne SA	6,122	372,339
	Bonduelle SCA	12,784	1,072,452
	Bongrain SA	14,661	815,329
#	Bourbon SA	147,476	4,158,267
* #	Bull SA	289,386	564,232
	Burelle SA	3,914	359,708
	Cafom SA	5,092	60,937
	Canal Plus SA	272,646	1,716,507
	Carbone Lorraine SA	54,832	1,630,678
#	CBo Territoria	28,320	71,140
	Cegedim SA	11,176	571,216
*	Cesar SA	14,219	27,909
* #	Club Mediterranee SA	45,228	904,670
	Compagnie Industrielle et Financiere D’Entreprises	1,200	83,356
	Compagnie International Andre Trigano SA	983	77,763
	CS Communication & Systemes	7,938	85,196
	Damartex SA	21,236	297,203
	Delachaux SA	27,616	1,518,897
#	Derichebourg	562,064	1,771,503
*	Dollfus Mieg & Cie SA	54,239	80,191
*	Dynaction SA	14,655	114,244
	EDF Energies Nouvelles SA	3,742	116,666
	Electricite de Strasbourg	22,706	2,586,894
	Esso Ste Anonyme Francaise	8,945	1,028,765
#	Establissements Maurel et Prom	296,036	3,511,126
#	Euler Hermes SA	29,892	1,472,544
*	Euro Disney SCA (4320878)	89	14
* #	Euro Disney SCA (B29QD14)	48,370	300,275
	Exel Industries SA	10,841	413,608
	Explosifs et de Produits Chimiques	524	118,867
#	Fimalac SA	29,963	1,303,328
	Finuchem SA	18,510	141,538
	Fleury Michon SA	4,694	137,676
	Francois Freres (Tonnellerie) SA	3,839	111,858
	Gascogne SA	6,907	418,915

149

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	Gaumont SA	14,184	$814,107
* #	GECI International	63,334	157,476
*	GECI International I07 Shares	10,786	1,100
*	Gemalto NV	144,058	4,036,115
	Gevelot SA	3,584	128,197
	GFI Informatique SA	122,870	439,737
	Gifi	7,360	354,758
	Ginger (Groupe Ingenierie Europe)	10,523	173,641
	GL Events	7,882	141,251
	GPe Pizzorno	5,200	99,727
	Grands Moulins de Strasbourg	110	48,857
*	Groupe Ares	21,994	31,677
	Groupe Crit	24,673	294,999
*	Groupe Eurotunnel SA	136,838	938,561
#	Groupe Flo SA	22,019	75,482
*	Groupe Go Sport SA	2,740	80,590
	Groupe Guillin SA	1,200	65,847
#	Groupe Open	27,590	202,869
#	Groupe Steria SCA	65,651	859,674
	Guerbet SA	5,824	809,306
	Guyenne et Gascogne SA	25,246	1,903,799
#	Haulotte Group SA	55,825	438,895
#	Havas SA	1,165,955	2,326,434
	Idsud	2,227	104,355
	IMS International Metal Service SA	53,464	945,777
	Ingenico SA	101,520	1,585,532
	Ipsen SA	14,966	568,858
	Ipsos SA	83,610	2,101,874
	Kaufman et Broad SA	2,226	45,504
	Korian	2,914	52,925
#	Laurent-Perrier	11,820	958,286
* #	Lectra	83,499	327,327
	Lisi SA	16,055	715,176
* #	LVL Medical Groupe SA	24,346	245,171
	M6 Metropole Television	148,116	2,332,690
	Manitou BF SA	46,880	656,796
#	Manutan International SA	13,517	613,135
	MGI Coutier SA	2,753	46,753
*	MoneyLine SA	11	—
	Mr. Bricolage SA	23,846	298,654
#	Naturex	6,954	238,162
#	Neopost SA	57,823	4,841,088
#	Nexans SA	92,377	5,269,180
	Norbert Dentressangle	12,330	680,031
*	Oeneo	102,487	115,631
* #	Orpea	97,899	3,185,126
*	Osiatis	1,400	3,135
	Paris Orleans et Cie SA	2,660	70,911
	Pierre & Vacances	15,567	712,909
#	Plastic Omnium SA	29,952	324,955
	Plastivaloire SA	4,552	107,432
	PSB Industries SA	8,438	161,620

150

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	Radiall SA	5,231	$320,308
	Rallye SA	77,113	1,561,861
*	Recylex SA	35,449	169,748
	Remy Cointreau SA	74,447	3,097,686
	Rexel SA	45,147	440,226
#	Rhodia SA	224,856	1,923,871
	Robertet SA	3,167	339,116
	Rougier SA	6,120	212,037
#	Rubis SA	30,230	1,674,329
* #	S.T. Dupont SA	39,440	9,089
	Sabeton SA	13,500	190,600
	Saft Groupe SA	41,284	1,206,125
	SAMSE SA	8,545	598,633
	SCOR SE	268,815	4,404,167
	SEB SA	88,673	2,979,646
	Sechilienne SA	54,906	2,108,189
	Securidev SA	2,500	54,286
*	Seloger.com	2,853	53,495
	Signaux Girod SA	894	60,590
	Societe BIC SA	84,787	4,478,545
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	3,068,015
#	Societe Pour l’Informatique Industrielle SA	40,908	239,540
#	Societe Television Francaise 1	51,700	662,865
*	Solving International SA	2,012	4,907
	Somfy SA	21,848	3,205,735
	Sopra Group SA	22,982	1,019,850
	Sperian Protection	18,519	1,139,093
#	Stallergenes SA	32,698	1,616,552
	STEF-TFE	28,838	1,318,949
	Sucriere de Pithiviers Le Vieil	1,773	1,052,658
	Synergie SA	32,941	454,228
	Teleperformance SA	158,000	3,409,419
	Tessi SA	5,050	161,214
* #	Theolia SA	86,282	599,765
*	Thomson	1,013,751	1,421,332
*	UbiSoft Entertainment SA	98,014	5,180,944
	Union Financiere de France Banque SA	15,895	480,898
#	Valeo SA	232,962	4,057,989
	Viel et Compagnie	158,130	566,042
	Vilmorin et Cie SA	18,821	1,839,038
	Virbac SA	16,251	1,062,911
	VM Materiaux SA	6,914	292,800
	Vranken Pommery Monopole	9,594	295,928
#	Zodiac SA	105,911	4,141,283
TOTAL COMMON STOCKS			150,481,010

RIGHTS/WARRANTS — (0.0%)
*	Ales Groupe SA Warrants 03/23/09	316	1,309
*	Bigben Interactive Warrants 12/31/08	2,100	1,405
*	Cybergun Warrants Series A 07/15/09	1,136	14
*	Cybergun Warrants Series B 07/15/10	1,136	14

151

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
*	Groupe Ares Warrants 12/18/08	4,713	$360
*	Groupe Focal SA Warrants 02/21/10	466	—
* #	Infogrames Entertainment SA Warrants 12/31/09	77,833	2,976
TOTAL RIGHTS/WARRANTS			6,078

TOTAL — FRANCE			150,487,088

GERMANY — (12.8%)
COMMON STOCKS — (12.8%)
	A.S. Creation Tapeton AG	6,853	149,814
*	AAP Implantate AG	47,250	104,442
#	Aareal Bank AG	965,964	7,669,414
*	Abwicklungsellschaft Roesch AG	7,300	228
	ADCapital AG	33,040	285,989
*	Adlink Internet Media AG	69,691	575,545
	Agrob AG	5,800	66,649
#	Aixtron AG	259,027	1,274,157
	Altana AG	193,891	2,142,138
	Amadeus Fire AG	16,192	174,115
	Andreae-Noris Zahn AG	26,412	593,694
* #	Arcandor AG	241,547	582,806
*	Augusta Technologie AG	26,396	367,949
	Baader Bank AG	138,248	369,581
	Bauer AG	4,607	161,994
#	Bechtle AG	39,024	515,419
#	Bertrandt AG	22,607	391,706
*	Beta Systems Software AG	8,550	41,302
	Bilfinger Berger AG	130,384	5,898,571
*	Biolitec AG	26,843	103,665
	Biotest AG	21,560	1,557,591
*	BKN International AG	35,508	66,615
	BMP AG	45,099	46,521
* #	Borussia Dortmund GmbH & Co. KGaA	208,512	298,399
* #	Business Media China AG	15,212	154,026
*	Carl Zeiss Meditec AG	23,435	239,246
* #	CENTROTEC Sustainable AG	41,054	366,333
#	Cewe Color Holding AG	13,917	273,542
	Comdirect Bank AG	131,903	957,489
	CTS Eventim AG	51,845	1,287,523
#	Curanum AG	83,165	368,573
*	D. Logistics AG	113,203	132,298
	DAB Bank AG	130,043	369,592
	Data Modul AG	10,414	169,048
*	Demag Cranes AG	14,647	284,249
	Deutsche Euroshop AG	87,386	2,239,342
#	Deutz AG	249,610	767,665
	Dierig Holding AG	10,500	79,198
#	Douglas Holding AG	100,341	3,774,315
	Dr. Hoenle AG	14,858	113,490
	Drillisch AG	92,184	214,909
	Duerr AG	37,719	572,734
	DVB Bank SE	173,470	5,700,167

152

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	Elexis AG	32,938	$339,323
*	Elmos Semiconductor AG	34,592	131,473
#	ElreingKlinger AG	18,000	146,765
* #	EM. Sports Media AG	155,529	325,309
	Erlus AG	297	79,505
	Euwax AG	17,978	997,566
* #	Evotec AG	1,454,789	1,907,674
#	Fielmann AG	56,670	3,157,895
*	FJA AG	94,035	177,930
*	Freenet AG	225,238	1,358,790
	Fuchs Petrolub AG	29,856	1,846,454
	GBW AG	28,417	325,970
	GEA Group AG	57,442	827,790
*	Gerresheimer AG	17,628	595,503
	Gerry Weber International AG	48,142	890,417
	Gesco AG	9,182	421,547
#	GFK AG	75,456	1,486,133
*	GFT Technologies AG	66,050	106,289
	Gildemeister AG	43,990	429,105
	Grammer AG	5,985	63,116
	Grenkeleasing AG	31,484	861,050
	Hamborner AG	63,000	451,021
*	Hansa Group AG	146,815	229,715
#	Hawesko Holding AG	19,463	417,284
* #	IKB Deutsche Industriebank AG	21,843	45,084
	Indus Holding AG	40,147	709,234
	Innovation in Traffic Systems AG	23,949	155,778
*	Integralis AG	28,950	117,276
	INTERSEROH SE	22,142	1,131,607
* #	Intershop Communications AG	58,426	108,459
#	Isra Vision Systems AG	10,917	93,332
#	IVG Immobilien AG	530,609	3,520,578
* #	Jenoptik AG	153,250	928,991
	K&S AG	7,984	309,268
*	Kampa AG	35,505	136,906
	KERAMAG Keramische Werke AG	12,623	1,059,928
#	Kizoo AG	33,967	236,321
	Kontron AG	176,510	1,383,053
	Krones AG	72,622	3,189,995
#	KSB AG	4,390	1,479,154
#	Kuka AG	83,226	1,446,008
	KWS Saat AG	23,752	2,934,396
#	Lanxess AG	218,704	3,310,026
*	Leifheit AG	12,500	117,985
#	Leoni AG	112,502	1,425,476
	Loewe AG	25,187	304,641
*	Manz Automation AG	553	53,742
*	Marbert AG	1,360	8,663
#	MasterFlex AG	10,531	100,354
*	Maxdata Computer AG	94,120	20,393
*	Mediclin AG	79,703	263,966
* #	Medigene AG	87,499	538,396

153

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
#	Medion AG	81,672	$766,408
	Mensch und Maschine Software AG	27,532	137,800
#	MLP AG	213,752	2,637,877
*	Mologen AG	22,062	143,642
*	Morphosys AG	19,152	1,174,579
	MTU Aero Engines Holding AG	163,223	3,216,477
	Muehlabauer Holdings AG & Co. KGAA	14,905	371,553
	MVV Energie AG	136,685	5,376,434
#	Nemetschek AG	23,340	281,873
*	Nexus AG	33,813	84,313
	Norddeutsche Affinerie AG	150,696	4,825,227
* #	Nordex AG	104,915	1,417,971
*	november AG	32,224	14,133
#	OHB Technology AG	37,069	266,311
	Oldenburgische Landesbank AG	4,234	229,079
	P&I Personal & Informatik AG	17,889	291,187
	PC-Ware AG	15,184	302,345
#	Pfeiffer Vacuum Technology AG	30,723	1,854,571
#	Pfleiderer AG	166,950	1,453,561
* #	Plambeck Neue Energien AG	148,115	206,780
*	Plasmaselect AG	324,899	264,009
	Progress-Werk Oberkirch AG	6,250	171,376
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	40,859	160,449
	Puma AG Rudolf Dassler Sport	2,479	414,785
*	PVATepla AG	51,882	259,167
* #	QIAGEN NV	549,765	7,835,387
*	QSC AG	287,340	444,499
	R. Stahl AG	14,410	373,770
#	Rational AG	14,646	1,506,332
	REALTECH AG	13,541	178,102
#	Renk AG	18,838	1,016,821
* #	REpower Systems AG	20,482	2,823,414
#	Rheinmetall AG	107,359	3,271,883
	Rhoen-Klinikum AG	284,706	6,123,128
	Ruecker AG	21,675	193,181
	Sartorius AG	31,248	374,436
	Sektkellerei Schloss Wachenheim AG	15,120	86,364
*	SER Systems AG	9,400	299
* #	SGL Carbon AG	217,830	4,276,121
*	Sinner AG	2,660	65,436
#	Sixt AG	37,202	567,720
	SM Wirtschaftsberatungs AG	18,841	154,321
	Software AG	70,053	3,433,418
* #	Solar Millennium AG	34,471	588,291
* #	Solon AG fuer Solartechnik	18,438	553,671
	Stada Arzneimittel AG	173,213	5,284,135
	STINAG Stuttgarter Invest AG	35,003	829,045
*	Stoehr & Co. AG	11,000	42,902
#	Stratec Biomedical Systems AG	26,506	437,125
	Sued-Chemie AG	28,301	2,628,412
#	Suedzucker AG	156,058	1,734,927
* #	Suess Microtec AG	59,969	136,696

154

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	Symrise AG	164,574	$2,000,032
	Syzygy AG	30,656	115,352
	Takkt AG	142,434	1,397,226
*	TDS Informationstechnologie AG	89,063	391,052
	Telegate AG	20,500	240,097
* #	Tomorrow Focus AG	101,081	312,748
	Umweltbank AG	17,805	298,475
	United Internet AG	27,992	251,208
	VBH Holding AG	9,415	43,430
* #	Versatel AG	12,209	207,598
#	Vossloh AG	35,932	2,737,575
*	Wanderer-Werke AG	7,903	40,466
	Wincor Nixdorf AG	112,151	4,871,414
*	Wirecard AG	255,878	1,458,829
	Wuerttembergische Lebensversicherung AG	27,308	571,723
	Wuerttembergische Metallwarenfabrik AG	29,451	729,539

TOTAL — GERMANY			171,153,184

GREECE — (3.1%)
COMMON STOCKS — (3.1%)
	Agricultural Bank of Greece S.A.	36,344	86,299
*	Agricultural Insurance S.A.	1,399	6,098
	Alapis Holdings Industrial & Commercial S.A.	2,093,884	3,002,979
*	Alfa Alfa Energy S.A.	3,810	6,750
	Alfa-Beta Vassilopoulos S.A.	20,879	616,362
*	Altec S.A. Information & Communication Systems	80,278	22,683
	Alumil Milonas Aluminum Industry S.A.	52,886	96,323
*	Alysida S.A.	2,376	6,029
	Anek Lines S.A.	620,975	873,516
	Aspis Bank S.A.	228,007	316,579
*	Astir Palace Hotels S.A.	95,799	380,828
	Athens Medical Center S.A.	150,874	262,132
*	Atlantic Supermarkets S.A.	35,080	78,851
	Atti-Kat S.A.	56,554	16,771
	Autohellas S.A.	83,520	131,001
*	Babis Vovos International Construction S.A.	59,807	1,121,038
*	Balafas S.A.	15,200	3,681
*	Balkan Real Estate S.A.	41,970	86,963
	Bank of Attica S.A.	202,452	487,714
	Bank of Greece	73,229	4,716,234
	Benrubi S.A.	20,823	90,795
	C. Rokas S.A.	44,569	911,278
	Centric Multimedia S.A.	51,942	60,402
*	Daios Plastics S.A.	16,350	167,247
	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	177,709	462,183
*	Dynamic Life S.A.	16,440	—
	Elastron S.A.	247,021	212,859
*	Elbisco Holding S.A.	28,098	30,440
	Elektrak S.A.	36,580	144,143
	Elektroniki Athinon S.A.	34,490	127,042
*	Elephant S.A.	26,310	—

155

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	Ellaktor S.A.	508,053	$2,592,297
*	Emporiki Bank of Greece S.A.	5,563	54,178
	Etma Rayon S.A.	11,242	20,203
	Euro Reliance General Insurance Co. S.A.	55,110	67,299
	Euromedica S.A.	64,900	243,253
	EYDAP Athens Water Supply & Sewage Co. S.A.	57,572	492,147
	F.G. Europe S.A.	4,536	7,113
	Fourlis Holdings S.A.	128,489	1,445,608
	Frigoglass S.A.	85,507	535,639
	GEK Group of Cos S.A.	171,119	579,076
	Halkor S.A.	226,556	285,256
	Hellenic Cables S.A.	65,236	130,767
	Hellenic Duty Free Shops S.A.	98,334	765,259
	Hellenic Exchanges S.A.	133,376	1,165,481
	Hellenic Petroleum S.A.	11,094	91,908
*	Hellenic Sugar Industry S.A.	78,005	150,131
	Heracles General Cement Co. S.A.	90,588	562,536
	Iaso S.A.	206,042	1,372,450
	Inform P. Lykos S.A.	35,570	85,616
*	Informatics S.A.	3,778	1,493
	Intracom Technical & Steel Constructions S.A.	345,350	183,334
*	Ionian Hotel Enterprises S.A.	16,914	340,622
*	Ipirotiki Software & Publications S.A.	22,110	54,670
	Karelia Tobacco Co., Inc. S.A.	5,810	302,338
	Kathimerini Publishing S.A.	47,170	258,161
*	Katselis Sons S.A. Bread Industry	41,545	36,510
	Lambrakis Press S.A.	115,149	340,070
*	Lan-Net S.A.	126,887	19,407
*	Lavipharm S.A.	96,324	118,021
*	Loulis Mills S.A.	41,702	131,368
*	Maritime Company of Lesvos S.A.	299,836	183,435
	Metka S.A.	97,586	937,597
	Michaniki S.A.	165,545	285,935
	Minoan Lines S.A.	248,689	1,633,856
	Motodynamic S.A.	2,182	5,900
	Motor Oil (Hellas) Corinth Refineries S.A.	129,895	1,408,877
	Mytilineos Holdings S.A.	308,027	1,943,890
*	Neorion New S.A. Holdings	24,145	15,155
*	Pegasus Publishing S.A.	95,510	153,869
*	Petzetakis S.A.	22,098	5,414
	Piraeus Port Authority S.A.	17,752	213,875
*	Promota Hellas S.A.	8,860	2,597
	Real Estate Development & Services S.A.	94,497	210,789
	S&B Industrial Minerals S.A.	54,669	576,072
	Sanyo Hellas S.A.	23,637	8,214
	Sarantis S.A.	74,884	487,412
*	Selected Textile Industry Assoc. S.A.	87,690	33,679
	Sfakianakis S.A.	91,320	197,923
*	Shelman Hellenic-Swiss Wood S.A.	155,548	60,132
*	Singularlogic S.A.	100,470	259,304
*	Spyroy Agricultural Products S.A.	61,348	79,870
	Teletypos S.A. Mega Channel	77,669	645,185

156

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	Terna Tourist Technical & Maritime S.A.	101,190	$312,225
*	Themeliodomi S.A.	37,422	17,648
	Thessaloniki Port Authority S.A.	6,936	128,740
	Thrace Plastics Co. S.A.	109,280	82,841
	Titan Cement Co. S.A.	76,527	1,306,970
	TT Hellenic Postbank S.A.	322,690	2,006,387
*	Varvaressos S.A. European Spinning Mills	36,350	9,289
	Viohalco S.A.	406,612	1,922,994

TOTAL — GREECE			42,093,505

IRELAND — (2.7%)
COMMON STOCKS — (2.7%)
	Abbey P.L.C.	84,370	332,136
*	Aer Lingus Group P.L.C.	380,166	522,152
*	Aminex P.L.C.	440,966	79,145
*	Aryzta AG (B39VJ74)	175,745	6,265,167
*	BlackRock International Land P.L.C.	897,420	115,196
	C&C Group P.L.C. (B010DT8)	375,871	547,635
	C&C Group P.L.C. (B011Y09)	298,624	434,380
	DCC P.L.C.	308,989	4,824,869
	Donegal Creameries P.L.C.	26,085	132,159
*	Dragon Oil P.L.C.	1,438,888	3,734,083
	FBD Holdings P.L.C.	126,251	1,836,544
	Fyffes P.L.C.	1,020,533	346,001
	Glanbia P.L.C. (0066950)	765,926	2,822,605
	Glanbia P.L.C. (4058629)	1,000	3,689
	Grafton Group P.L.C.	107,557	321,642
	Greencore Group P.L.C.	601,145	927,969
	IFG Group P.L.C.	205,432	243,323
	Independent News & Media P.L.C.	1,021,294	836,697
	Irish Continental Group P.L.C.	91,113	1,804,084
	Irish Life & Permanent P.L.C.	51,604	150,369
* #	Kenmare Resources P.L.C.	2,265,253	524,471
	Kingspan Group P.L.C.	351,640	2,023,167
*	Lantor	34,575	—
	McInerney Holdings P.L.C. (B1W38B0)	657,135	203,023
*	McInerney Holdings P.L.C. (B1XGF06)	40,000	12,259
	Paddy Power P.L.C.	180,573	3,090,685
*	Providence Resources P.L.C.	6,258,198	190,661
	Smurfit Kappa Group P.L.C.	273,766	488,626
	Total Produce P.L.C.	871,395	338,071
	United Drug P.L.C.	790,348	3,078,848
*	Waterford Wedgwood P.L.C.	7,869,750	10,127
TOTAL COMMON STOCKS			36,239,783

RIGHTS/WARRANTS — (0.0%)
*	Lantor Escrow Shares 2009	34,575	—

TOTAL — IRELAND			36,239,783

157

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
ITALY — (7.1%)
COMMON STOCKS — (7.1%)
*	A.S. Roma SpA	293,436	$224,763
	ACEA SpA	214,345	2,794,902
	Acegas-APS SpA	110,973	764,853
	Actelios SpA	15,845	73,510
* #	Aedes SpA	1,201,673	794,820
	Aeroporto de Firenze SpA	17,399	379,050
*	Ansaldo STS SpA	4,230	54,189
	Astaldi SpA	216,415	927,052
#	Autogrill SpA	231,260	1,848,112
#	Azimut Holding SpA	424,469	2,436,356
#	Banca Finnat Euramerica SpA	685,945	480,971
#	Banca Generali SpA	21,809	99,262
	Banca Ifis SpA	52,946	448,713
* #	Banca Italease SpA	243,660	1,184,968
	Banca Piccolo Credito Valtellinese Scarl SpA	478,970	3,619,069
	Banca Popolare di Milano Scarl	43,809	256,394
	Banca Profilo SpA	253,156	193,046
	Banco di Desio e della Brianza SpA	285,438	1,655,185
#	Beghelli SpA	427,981	292,217
	Benetton Group SpA	209,290	1,475,585
#	Beni Stabili SpA, Roma	1,309,500	796,089
#	Biesse SpA	54,004	347,835
#	Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	406,264
	Brembo SpA	141,075	1,046,927
#	Bulgari SpA	395,239	2,955,998
	Buzzi Unicem SpA	22,271	270,637
	C.I.R. SpA - Compagnie Industriali Riunite	1,432,967	1,539,351
	Caltagirone SpA	248,460	926,636
	Cam Finanziaria SpA	36,527	20,989
	Carraro SpA	85,800	322,279
	Cembre SpA	40,330	167,981
	Cementir SpA	254,820	799,793
*	Ciccolella SpA	30,000	30,890
#	Class Editore SpA	165,655	156,587
	Credito Artigiano SpA	361,183	978,461
	Credito Bergamasco SpA	133,144	3,943,643
	Credito Emiliano SpA	228,115	1,460,184
	CSP International Fashion Group SpA	52,952	57,029
	Danieli & Co. SpA	94,234	1,174,428
	Davide Campari - Milano SpA	457,009	3,189,931
	De Longhi SpA	305,654	736,983
* #	Digital Multimedia Technologies SpA	24,275	553,511
*	EEMS Italia SpA	4,797	8,224
#	Emak SpA	57,399	288,794
* #	ERG Renew SpA	95,849	124,480
#	ERG SpA	189,613	2,535,074
	Ergo Previdenza SpA	124,622	694,887
*	ErgyCapital SpA	4,794	3,036
	Esprinet SpA	37,000	123,331
*	Eurotech SpA	33,938	138,741

158

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
* #	Fastweb SpA	25,355	$451,107
* #	Fiera Milano SpA	37,863	238,405
	Gefran SpA	31,849	134,913
* #	Gemina SpA	1,186,766	690,286
#	Geox SpA	104,831	773,996
	Gewiss SpA	241,787	976,702
	Granitifiandre SpA	79,737	379,912
	Gruppo Ceramiche Ricchetti SpA	127,131	191,143
*	Gruppo Coin SpA	77,286	183,242
#	Gruppo Editoriale L’Espresso SpA	785,185	1,171,081
#	Hera SpA	958,844	2,113,902
	I Grandi Viaggi SpA	98,547	96,140
#	Immsi SpA	696,806	620,493
* #	Impregilo SpA	1,180,326	3,140,855
#	Indesit Co. SpA	198,550	1,617,655
	Industria Macchine Automatique SpA	70,842	1,339,220
	Industria Romagnola Conduttori Elettrici SpA	43,452	89,156
	Intek SpA	661,259	322,203
	Interpump Group SpA	241,525	1,374,316
	Iride SpA	1,493,670	2,327,093
*	Isagro SpA	10,591	37,843
	Italmobiliare SpA	23,493	964,965
#	Mariella Burani SpA	57,876	766,426
	Marr SpA	127,201	687,424
	Mediolanum SpA	109,024	427,487
	Meliorbanca SpA	249,443	911,655
	Milano Assicurazioni SpA	635,144	2,076,402
	Mirato SpA	36,779	240,822
#	Mondadori (Arnoldo) Editore SpA	361,989	1,273,503
*	Monrif SpA	315,834	178,433
*	Montefibre SpA	182,887	63,528
* #	Nice SpA	14,229	47,883
*	Pagnossin SpA	9,000	—
#	PanariaGroup Industrie Ceramiche SpA	42,000	122,887
	Permasteelisa SpA	65,300	950,377
* #	Piaggio & C SpA	353,619	632,405
* #	Pininfarina SpA	82,321	366,110
	Pirelli & Co. SpA	2,040,804	719,546
#	Premafin Finanziaria SpA	1,067,448	1,899,323
*	Prysmian SpA	64,932	787,694
*	RDM Realty SpA	5,771	14,727
	Recordati SpA	390,377	1,845,060
*	Richard-Ginori 1735 SpA	140,800	73,936
#	Sabaf SpA	22,649	466,833
	SAES Getters SpA	30,068	312,651
#	Safilo Group SpA	503,765	495,704
* #	Snai SpA	63,916	190,961
*	Societa Iniziative Autostradali e Servizi SpA	5,586	36,333
#	Societe Cattolica di Assicurazoni Scrl SpA	158,551	5,803,375
	Sogefi SpA	173,096	282,718
	Sol SpA	188,464	679,478
*	Sorin SpA	1,079,611	748,099

159

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
*	Stefanel SpA	216,413	$113,477
* #	Tiscali SpA	1,176,229	1,031,961
#	Tod’s SpA	50,479	2,107,336
#	Trevi Finanziaria SpA	121,804	1,415,298
*	Viaggi del Ventaglio SpA	93,237	35,857
	Vianini Industria SpA	59,070	131,189
	Vianini Lavori SpA	175,511	1,045,803
*	Vincenzo Zucchi SpA	144,350	245,648
	Vittoria Assicurazioni SpA	60,673	710,426
TOTAL COMMON STOCKS			94,975,413

RIGHTS/WARRANTS — (0.0%)
*	Intek SpA Warrants 12/30/11	178,760	13,670
*	Negri Bossi SpA Warrants 06/30/10	38,000	1,695
TOTAL RIGHTS/WARRANTS			15,365

TOTAL — ITALY			94,990,778

NETHERLANDS — (5.3%)
COMMON STOCKS — (5.3%)
#	Aalberts Industries NV	355,012	3,243,280
#	Accell Group NV	33,378	759,109
*	AFC Ajax NV	18,134	141,744
	Amsterdam Commodities NV	60,689	270,523
#	Arcadis NV	180,820	2,139,969
* #	ASM International NV	196,173	1,885,747
*	Atag Group NV	4,630	1,711
	Batenburg Beheer NV	10,306	261,175
#	Beter Bed Holding NV	67,391	717,702
#	Boskalis Westminster CVA	133,054	4,392,541
#	Brunel International NV	63,199	817,325
	Crown Van Gelder NV	18,307	159,102
* #	Crucell NV	230,971	2,688,134
*	Crucell NV ADR	45,768	532,740
	DOCdata NV	22,463	156,445
#	Draka Holding NV	47,528	573,930
#	Eriks Group NV	42,708	1,573,511
	Exact Holding NV	94,955	2,214,595
	Fornix Biosciences NV	29,890	262,469
#	Grontmij NV	75,848	1,653,343
	Imtech NV	248,834	3,801,534
#	Innoconcepts NV	77,911	633,859
*	Jetix Europe NV	129,665	2,192,855
	Kas Bank NV	47,628	765,524
	Kendrion NV	39,829	607,202
	Koninklijke Bam Groep NV	415,704	3,694,748
#	Koninklijke Ten Cate NV	95,407	2,022,840
#	Koninklijke Vopak NV	71,411	2,315,397
* #	Laurus NV	255,159	906,640
#	Macintosh Retail Group NV	43,877	478,851
	Nederlandsche Apparatenfabriek NV	28,810	628,487

160

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
*	Nedfield NV	1,058	$1,080
	Nutreco Holding NV	139,331	4,442,381
#	Oce NV	336,989	1,559,491
#	OPG Groep NV	208,313	2,997,589
	Ordina NV	150,761	791,853
*	Punch Graphix NV	49,509	188,745
* #	Qurius NV	351,539	122,484
	Randstad Holdings NV	25,148	488,820
	Royal Reesink NV	2,050	183,307
	RSDB NV	12,436	276,719
*	Samas NV	435,697	608,925
#	SBM Offshore NV	43,151	759,029
#	Sligro Food Group NV	150,253	3,234,255
	Smit Internationale NV	44,064	2,973,070
	SNS Reaal	101,478	744,411
	Stern Groep NV	1,258	26,999
#	Telegraaf Media Groep NV	168,309	3,212,122
*	Textielgroep Twenthe NV	1,000	3,186
	TKH Group NV	98,188	1,564,927
* #	TomTom NV	83,252	634,624
	Unit 4 Agresso NV	74,403	1,114,489
#	USG People NV	187,078	1,955,342
*	Van der Moolen Holding NV	117,201	398,866
	Wavin NV	61,151	213,397

TOTAL — NETHERLANDS			70,989,143

NORWAY — (2.6%)
COMMON STOCKS — (2.6%)
	Aktiv Kapital ASA	78,617	681,502
	Arendals Fosse Kompani ASA	100	23,194
* #	Blom ASA	80,567	262,809
	Bonheur ASA	65,500	1,256,914
* #	BW Gas, Ltd.	117,729	249,955
* #	BW Offshore, Ltd.	130,779	126,945
#	Camillo Eitze & Co. ASA	58,200	290,716
#	Cermaq ASA	271,512	1,066,764
*	Copeinca ASA	32,494	53,069
* #	Det Norske Oljeselskap ASA	3,050,200	2,053,957
#	DOF ASA	117,912	544,868
	EDB Business Partner ASA	167,534	313,420
*	Eitzen Chemical ASA	68	153
	Ekornes ASA	111,890	1,162,039
*	Ementor ASA	222,782	678,803
	Farstad Shipping ASA	62,940	824,303
	Ganger Rolf ASA	52,803	925,867
*	Gregoire ASA	25,808	2,203
	Havila Shipping ASA	22,400	157,565
* #	IOT Holdings ASA	75,603	7,296
	Kongsberg Gruppen ASA	48,080	2,210,856
*	Kverneland Group ASA	258,080	187,792
#	Leroy Seafood Group ASA	97,100	851,149

161

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
*	Marine Harvest	1,641,081	$265,076
*	Nordic Semiconductor ASA	4,000	11,298
* #	Norse Energy Corp. ASA	1,143,079	580,565
* #	Norske Skogindustrier ASA Series A	320,620	1,105,158
* #	Norwegian Air Shuttle ASA	49,007	214,388
	Odfjell ASA Series A	92,300	711,838
*	ODIM ASA	56,787	346,115
	Olav Thon Eiendomsselskap ASA	12,980	1,014,231
*	Otrum ASA	50,600	37,691
*	PCI Biotech AS	3,357	4,615
* #	Petrolia Drilling ASA	7,426,093	1,222,855
* #	Photocure ASA	33,562	134,745
	Prosafe ASA	549,806	2,043,808
*	Revus Energy ASA	60,749	931,444
	Rieber and Son ASA Series A	106,654	578,184
* #	Roxar ASA	111,454	49,788
	Scana Industrier ASA	294,078	252,965
	Schibsted ASA	65,794	782,616
	Solstad Offshore ASA	58,300	527,171
	SpareBanken 1 SMN	149,010	586,970
	Tandberg ASA Series A	151,863	1,878,915
* #	TGS Nopec Geophysical Co. ASA	429,529	2,388,361
#	Tomra Systems ASA	587,328	2,731,400
#	TTS Marine ASA	41,000	130,267
	Veidekke ASA	310,230	960,379
	Wilh. Wilhelmsen ASA	61,950	890,894

TOTAL — NORWAY			34,313,876

PORTUGAL — (1.3%)
COMMON STOCKS — (1.3%)
#	Altri SGPS SA	68,155	215,750
#	Banco BPI SA	467,800	964,084
*	Banif SGPS SA	60,818	91,104
	Corticeira Amorim	223,729	307,246
	Finibanco Holdings SGPS SA	191,844	819,553
	Ibersol SGPS SA	20,401	138,803
* #	Impresa Sociedade Gestora de Participacoes SA	369,303	276,045
*	Investimentos Participacoes e Gestao SA	319,480	190,808
	Jeronimo Martins SGPS SA	731,945	3,735,278
#	Mota-Engil SGPS SA	341,524	1,097,670
*	Novabase SGPS	65,729	378,736
* #	ParaRede SGPS SA	54,559	55,590
#	Portucel-Empresa Produtora de Pasta de Papel SA	827,234	1,762,548
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	299,904	1,521,793
	Sag Gest - Solucoes Automovel Globais SGPS SA	275,027	506,293
#	Sociedade de Investimento e Gestao SGPS SA	258,172	2,251,000
#	Sonae Industria SGPS SA	272,336	717,706
* #	Sonaecom SGPS SA	566,978	880,441
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	67,967	133,313
#	Teixeira Duarte Engenharia e Construcoes SA	734,737	680,933
	Toyota Caetano Portugal SA	53,308	676,040

TOTAL — PORTUGAL			17,400,734

162

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
SPAIN — (5.4%)
COMMON STOCKS — (5.4%)
#	Abengoa SA	134,166	$1,959,169
	Adolfo Dominguez SA	20,351	184,693
#	Amper SA	88,114	487,121
#	Antena 3 de Television SA	240,050	1,282,119
* #	Avanzit SA	555,254	863,669
* #	Azkoyen SA (5730324)	67,174	315,011
*	Azkoyen SA (B3DJ684)	3,358	15,711
#	Banco de Andalucia SA	9,516	437,073
	Banco de Credito Balear SA	34,397	632,763
#	Banco Guipuzcoano SA	335,442	2,624,740
#	Banco Pastor SA	248,071	2,062,179
*	Baron de Ley SA	13,910	779,183
* #	Bolsas y Mercados Espanoles	107,516	2,623,700
#	Campofrio Alimentacion SA	96,991	1,084,812
#	Cementos Portland Valderrivas SA	30,644	1,115,568
	Compania Vinicola del Norte de Espana SA	16,119	171,224
	Construcciones y Auxiliar de Ferrocarriles SA	7,283	2,035,963
* #	Corporacion Dermoestetica	65,100	329,040
#	Duro Felguera SA	172,631	914,777
	Ebro Puleva SA	304,797	3,963,045
#	Elecnor SA	198,254	2,344,344
* #	Ercros SA	2,261,056	434,531
*	Estacionamientos Urbanos SA	4,200	—
#	Faes Farma SA	455,399	2,351,492
* #	General de Alquiler de Maquinaria	32,241	276,212
#	Gestevision Telecinco SA	161,568	1,297,191
	Grupo Catalana Occidente SA	160,495	2,524,102
#	Grupo Empresarial Ence SA	358,144	1,652,846
	Iberia Lineas Aereas de Espana SA	1,381,661	3,259,591
	Iberpapel Gestion SA	25,850	389,234
* #	Inbesos SA	12,494	54,497
#	Indra Sistemas SA	46,045	894,702
	Inmobiliaria del SUR SA (B19DFV2)	2,764	87,785
*	Inmobiliaria del SUR SA (B3CG8V3)	138	4,382
* #	La Seda de Barcelona SA	1,923,682	985,799
	Mecalux SA	59,551	1,041,423
	Miquel y Costas & Miquel SA	26,111	307,429
	Natra SA	85,540	529,473
* #	Natraceutical SA	725,142	557,622
#	NH Hoteles SA	252,650	1,912,537
#	Nicolas Correa SA	26,994	163,030
	Obrascon Huarte Lain SA	130,017	1,633,508
#	Papeles y Cartones de Europa SA	193,369	923,775
	Pescanova SA	25,677	930,082
	Prim SA (B0Z3382)	35,840	263,460
*	Prim SA (B3DJ3T4)	3,584	26,312

163

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
#	Promotora de Informaciones SA	303,496	$1,188,707
	Prosegur Cia de Seguridad SA	87,574	2,487,935
*	Realia Business SA	40,057	111,771
#	Service Point Solutions SA	461,144	538,675
* #	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	220,774	282,313
#	Sol Melia SA	206,682	971,147
#	SOS Cuetara SA	346,559	4,826,405
* #	Tavex Algodonera SA	244,131	231,246
*	Technocom Telecom Issue 08	12,437	50,250
*	Tecnicas Reunidas SA	12,462	356,009
* #	Tecnocom Telecomunicaciones y Energia SA	120,404	490,390
#	Tubacex SA	427,191	1,523,327
	Tubos Reunidos SA	422,653	1,120,128
#	Unipapel SA	47,385	617,953
* #	Vertice Trescientos Sesenta Grados SA	57,183	60,304
	Vidrala SA	64,706	1,361,066
#	Viscofan SA	183,430	3,155,006
#	Vocento SA	193,449	1,142,989
* #	Zeltia SA	556,824	2,774,710

TOTAL — SPAIN			72,017,250

SWEDEN — (3.9%)
COMMON STOCKS — (3.9%)
#	Aarhuskarlshamn AB	52,836	648,381
#	Acando AB	160,086	229,336
*	Active Biotech AB	83,850	419,485
	Addtech AB Series B	59,000	708,273
	AF AB Series B	47,200	781,321
	Aros Quality Group AB	41,400	154,236
	Atrium Ljungberg AB Series B	15,200	87,624
	Axfood AB	89,350	1,722,073
#	Axis Communications AB	174,894	1,872,732
	B&B Tools AB	77,850	847,456
*	BE Group AB	38,662	113,351
	Beiger Electronics AB	14,700	208,492
	Beijer Alma AB	57,200	497,244
	Bergs Timber AB Series B	17,000	36,475
	Bilia AB Series A	113,425	324,996
	Billerud AB	163,300	921,839
*	BioGaia AB Series B	38,000	168,435
*	Biotage AB	141,240	111,146
*	Biovitrum AB	4,540	33,334
#	Boliden AB	259,224	623,507
	Bong Ljungdahl AB	24,800	50,239
*	Boras Waefveri AB Series B	13,400	10,180
*	Brostrom AB Series B	93,359	687,739
	Cantena AB	56,762	515,462
#	Cardo AB	61,300	889,751
*	Carl Lamm Holding AB	37,870	159,581
	Castellum AB	408,700	2,774,388
	Cloetta AB Series B	28,800	850,605

164

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	Concordia Maritime AB Series B	70,300	$153,484
	Consilium AB Series B	16,994	84,572
#	D. Carnegie & Co. AB	181,000	492,120
*	DORO AB	1,200	929
#	Elekta AB Series B	302,500	3,825,462
*	Enea Data AB Series B	56,200	187,168
	Fabege AB	391,400	1,551,741
	Fagerhult AB	16,800	300,823
	G & L Beijer AB Series B	27,400	461,062
#	Gunnebo AB	106,800	293,569
	Hakon Invest AB	18,599	212,275
	Haldex AB	72,500	337,996
	Heba Fastighets AB Series B	43,500	270,217
#	Hemtex AB	5,700	21,386
*	Hexpol AB	8,172	32,796
*	HIQ International AB	123,289	394,013
	HL Display AB Series B	57,600	208,088
	Hoganas AB Series B	85,800	1,206,871
	Holmen AB Series B	1,119	31,541
*	Home Capital AB	25,400	207,848
#	Home Properties AB	25,400	248,790
	Industrial & Financial Systems AB Series B	50,260	219,840
	Intrum Justitia AB	180,322	1,781,581
#	JM AB	267,473	1,433,969
*	KappAhl Holding AB	93,099	345,056
	Klovern AB	294,976	592,436
#	Kungsleden AB	412,300	1,994,631
	Lagercrantz Group AB Series B	64,300	188,883
	Lammhults Design Group AB	19,547	117,887
*	LBI International AB	127,651	182,746
#	Lennart Wallenstam Byggnads AB Series B	120,400	956,958
*	Lindab International AB	54,077	414,082
*	Lundin Petroleum AB	3,474	16,585
#	Meda AB Series A	102,190	661,256
*	Medivir AB Series B	44,650	284,905
*	Mekonomen AB	11,461	125,707
*	Midelfart Sonesson AB Series B	4,160	3,208
	Munters AB	181,900	960,396
	NCC AB Series B	216,320	1,767,611
* #	Net Insight AB Series B	924,000	363,017
#	NIBE Industrier AB	192,620	1,045,223
	Nobia AB	421,100	917,433
	Nolato AB Series B	66,440	360,389
	OEM International AB Series B	44,400	239,453
#	ORC Software AB	36,300	369,938
*	Pa Resources AB	357,209	899,468
*	Partnertech AB	28,800	79,389
#	Peab AB Series B	243,200	682,364
	Peab Industri AB	121,800	501,217
	Poolia AB Series B	33,150	104,515
*	Pricer AB Series B	1,711,500	77,750
	ProAct IT Group AB	29,000	120,695

165

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
* #	Proffice AB	215,400	$270,542
	Profilgruppen AB	13,582	73,467
#	Q-Med AB	154,800	636,637
	Rederi AB Transatlantic Series B	93,000	374,022
*	Rezidor Hotel Group AB	25,030	66,549
*	SAS AB	65,075	344,107
*	Scribona AB Series B	226,140	131,637
*	Semcon AB	39,900	135,058
	Sigma AB Series B	25,800	12,099
*	Sintercast AB	11,800	103,154
#	Skistar AB	92,100	827,616
	Studsvik AB	21,900	193,994
	SWECO AB Series B	183,300	1,123,522
#	Trelleborg AB Series B	292,855	1,750,673
#	Uniflex AB Series B	3,630	33,753
	VBG AB Series B	1,084	9,044
*	Vitrolife AB	41,500	126,009
	Wihlborgs Fastigheter AB	63,858	676,191

TOTAL — SWEDEN			51,667,094

SWITZERLAND — (11.7%)
COMMON STOCKS — (11.6%)
	Acino Holding AG	8,398	1,739,138
	AFG Arbonia-Forster Holding AG	4,661	587,431
	Allreal Holding AG	31,773	3,234,954
	Also Holding AG	16,195	590,017
*	Aryzta AG (B39VJC9)	49,848	1,762,325
*	Ascom Holding AG	89,822	583,538
	Bachem Holdings AG	25,672	1,848,608
	Bank Coop AG	30,796	1,988,717
	Bank Sarasin & Cie Series B	172,644	5,080,646
	Banque Cantonale de Geneve	4,021	824,076
	Banque Cantonale du Jura	4,500	245,711
	Banque Cantonale Vaudoise	8,999	2,005,825
	Banque Privee Edmond de Rothschild SA	157	4,058,816
	Barry Callebaut AG	4,546	2,271,793
	Basellandschaftliche Kantonalbank	583	489,178
*	Basilea Pharmaceutica AG	2,629	356,482
	Basler Kantonalbank	5,099	505,393
	Belimo Holdings AG	1,830	1,256,571
*	Bell Holding AG	33	35,626
	Bellevue Group AG	26,524	917,380
	Berner Kantonalbank	24,383	4,770,531
	Bobst Group AG	35,619	1,289,097
	Bossard Holding AG	8,222	456,817
	Bucher Industries AG	32,519	3,513,579
	Calida Holding AG	396	106,105
*	Card Guard AG	32,013	262,074
	Carlo Gavazzi Holding AG	1,065	104,623
*	Centralschweizerische Kraftwerke AG	96	41,391
	Charles Voegele Holding AG	28,617	1,036,949

166

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	Clariant AG	756,817	$4,695,179
	Compagnie Financiere Tradition	5,052	420,376
	Conzzeta AG	1,375	2,013,381
*	Cytos Biotechnology AG	2,412	73,085
	Daetwyler Holding AG	33,791	1,372,465
	Edipresse SA	1,527	388,469
	EFG International AG	13,169	283,497
*	Eichhof Holding AG	458	139,924
	Elektrizitaets-Gesellschaft Laufenberg AG	3,115	2,992,079
	ELMA Electronic AG	472	201,496
	Emmi AG	13,244	1,257,516
	EMS-Chemie Holding AG	26,147	1,974,364
	Energiedienst Holding AG	80,254	3,457,977
	Feintol International Holding AG	1,601	287,784
	Flughafen Zuerich AG	13,056	3,478,698
#	Forbo Holding AG	5,817	1,430,009
	Fuchs Petrolub AG	19,235	1,271,331
#	Galenica Holding AG	15,281	4,620,503
	George Fisher AG	10,991	2,464,461
	Gurit Holding AG	1,288	578,894
	Helvetia Holding AG	12,462	2,136,290
	Hexagon AB	81,720	529,070
	Implenia AG	48,118	1,373,733
	Industrieholding Cham AG	1,655	397,726
	Interroll-Holding SA	2,404	496,029
	Intershop Holding AG	3,345	838,178
	Jelmoli Holding AG (4382641)	1,477	2,603,020
#	Jelmoli Holding AG (4382652)	2,754	1,035,826
#	Kaba Holding AG	10,381	2,239,133
*	Kardex AG	17,464	500,461
	Komax Holding AG	8,744	567,078
#	Kudelski SA	103,843	1,095,143
	Kuoni Reisen Holding AG	13,201	3,867,768
	Lem Holdings SA	3,546	591,322
	Lonza Group AG	1,055	87,557
#	Luzerner Kantonalbank AG	18,055	3,824,786
	Medisize Holding AG	12,876	601,535
*	Metall Zug AG	151	259,772
	Metraux Services Holdings SA	1,853	160,118
	Mobilezone Holding AG	112,258	726,298
	Orell Fuessli Holding AG	4,930	788,414
*	Parco Industriale e Immobiliare SA	600	1,811
*	Petroplus Holdings AG	9,089	241,995
	Phoenix Mecano AG	2,953	889,458
	PSP Swiss Property AG	141,111	6,105,200
#	Rieters Holdings AG	15,236	2,640,059
	Romande Energie Holding SA	2,758	4,765,169
*	Schaffner Holding AG	1,830	268,803
	Schulthess Group AG	14,148	476,759
	Schweiter Technology AG	4,072	1,340,566
	Schweizerische National Versicherungs Gesellschaft	1,827	993,074
	SIA Abrasives Holding AG	2,312	861,351

167

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	Siegfried Holding AG	8,312	$646,280
	Sika AG	2,878	2,269,230
	Societa Elettrica Sopracenerina SA	2,340	515,781
	Societe Generale d’Affichage	5,703	690,880
	St. Galler Kantonalbank	8,951	3,125,641
	Sulzer AG	29,261	1,727,566
#	Swiss Prime Site AG	79,934	3,678,283
*	Swisslog Holding AG	775,803	388,867
*	Swissmetal Holding AG	13,504	145,814
	Swissquote Group Holding SA	40,025	1,172,811
	Tamedia AG	14,878	968,795
	Tecan Group AG	38,976	1,749,855
* #	Temenos Group AG	148,205	1,856,172
	Tornos SA	38,028	181,018
	Valiant Holding AG	57,514	9,909,695
	Valora Holding AG	11,656	1,689,966
	Vaudoise Assurances Holdings SA	3,140	448,550
*	Verwaltungs und Privat-Bank AG	562	77,962
	Villars Holding SA	150	70,686
#	Vontobel Holdings AG	94,743	2,120,776
*	VZ Holding AG	266	10,923
	Walliser Kantonalbank	1,416	570,657
	WMH Walter Meier Holding AG	4,738	325,084
	Ypsomed Holdings AG	2,419	173,719
	Zehnder Holding AG	764	594,816
	Zueblin Immobilien Holding AG	76,620	414,947
	Zuger Kantonalbank	613	1,794,688
TOTAL COMMON STOCKS			155,987,843

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG	19,235	663,447

TOTAL — SWITZERLAND			156,651,290

		Face Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (2.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $32,575,000 FNMA 5.00%, 05/01/23, valued at $30,970,983) to be repurchased at $30,514,390	$30,512	30,512,000

		Shares
SECURITIES LENDING COLLATERAL — (17.6%)
§ @	DFA Short Term Investment Fund LP	235,721,235	235,721,235

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $323,792 FNMA 5.000%, 03/01/38, valued at $299,605) to be repurchased at $293,736	$294	293,730

TOTAL SECURITIES LENDING COLLATERAL			236,014,965

TOTAL INVESTMENTS - (100.0%) (Cost $1,640,244,915)			$1,339,410,761

See accompanying Notes to Financial Statements.

168

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value††
COMMON STOCKS — (77.1%)
Consumer Discretionary — (10.6%)
*	AlarmForce Industries, Inc.	700	$2,323
	Astral Media, Inc. Class A	179,347	4,147,018
* #	Ballard Power Systems, Inc.	356,952	983,225
* #	CanWest Global Communications Corp.	1,235,600	943,128
*	Coastal Contacts, Inc.	146,900	102,378
	Cogeco Cable, Inc.	59,756	1,549,799
	Corus Entertainment, Inc. Class B	266,300	3,115,266
	Dorel Industries, Inc. Class B	102,100	2,244,794
*	Dynetek Industries, Ltd.	14,500	3,008
	easyhome, Ltd.	3,600	32,855
	Forzani Group, Ltd. Class A	122,200	887,124
*	Glacier Media, Inc.	137,200	339,215
	Glentel, Inc.	15,500	115,610
*	Great Canadian Gaming Corp.	279,900	1,161,122
*	Imax Corp.	800	2,489
	Le Chateau, Inc.	75,600	583,324
	Leon’s Furniture, Ltd.	117,977	930,856
	Linamar Corp.	179,780	1,182,822
*	Martinrea International, Inc.	217,878	627,260
*	MDC Partners, Inc. Class A	71,000	313,383
*	MEGA Brands, Inc.	156,300	216,561
	Quebecor, Inc. Class B	154,693	2,524,526
	Reitmans Canada, Ltd.	182,700	2,182,759
*	RONA, Inc.	417,385	4,068,924
#	Torstar Corp. Class B	163,800	1,569,642
	TVA Group, Inc. Class B	7,000	46,461
	Uni-Select, Inc.	50,800	927,238
	Wescast Industries, Inc.	12,300	28,574
*	West 49, Inc.	17,200	5,280
*	Westport Innovations, Inc.	108,239	470,565
Total Consumer Discretionary			31,307,529

Consumer Staples — (2.3%)
	Canada Bread Co., Ltd.	13,000	474,463
*	CoolBrands International, Inc.	38,200	20,601
	Corby Distilleries, Ltd.	49,508	800,967
*	Cott Corp.	512,400	454,881
	Jean Coutu Group PJC, Inc. Class A	451,200	2,728,987
	Maple Leaf Foods, Inc.	254,000	1,742,786
* #	SunOpta, Inc.	149,100	611,096
	Sun-Rype Products, Ltd.	100	622
Total Consumer Staples			6,834,403

169

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Energy — (17.1%)
	Akita Drilling, Ltd.	36,500	$233,178
* #	Alberta Clipper Energy, Inc.	163,200	144,880
* #	Anderson Energy, Ltd.	251,733	417,710
* #	Antrim Energy, Inc.	487,500	254,812
*	Arawak Energy, Ltd.	146,648	97,335
*	Argosy Energy, Inc.	11,475	21,231
*	Arsenal Energy, Inc.	124,600	27,912
* #	Bankers Petroleum, Ltd.	641,232	627,772
*	Berens Energy, Ltd.	208,200	100,187
*	Birchcliff Energy, Ltd.	326,600	1,609,561
* #	BNK Petroleum, Inc.	136,440	47,544
* #	Bow Valley Energy, Ltd.	284,900	236,373
*	Breaker Energy, Ltd.	120,500	651,838
	Calfrac Well Services, Ltd.	92,764	1,171,383
* #	Calvalley Petroleum, Inc.	287,939	355,952
* #	Canadian Superior Energy, Inc.	433,456	672,499
*	Candax Energy, Inc.	495,000	114,992
*	Canyon Services Group, Inc.	19,000	19,705
*	CE Franklin, Ltd.	20,400	101,721
*	Celtic Exploration, Ltd.	110,700	1,014,880
*	Cinch Energy Corp.	147,000	107,326
* #	Coalcorp Mining, Inc.	1,081,671	646,149
*	Comaplex Minerals Corp.	77,100	150,324
*	Compton Petroleum Corp.	352,300	730,731
* #	Connacher Oil & Gas, Ltd.	753,500	1,156,538
* #	Corridor Resources, Inc.	297,380	614,350
*	Crew Energy, Inc.	240,536	1,353,052
*	Delphi Energy Corp.	222,500	182,755
* #	Denison Mines Corp.	697,431	885,314
*	Ember Resources, Inc.	26,480	17,356
*	Fairborne Energy, Ltd.	230,900	1,373,561
* #	First Calgary Petroleums, Ltd. Class A	884,300	2,553,193
*	Flint Energy Services, Ltd.	139,000	801,502
* #	Galleon Energy, Inc. Class A	250,037	1,333,890
*	Great Plains Exploration, Inc.	31,900	9,396
*	Grey Wolf Exploration, Inc.	102,628	68,969
*	Highpine Oil & Gas, Ltd.	208,209	1,122,840
* #	Iteration Energy, Ltd.	608,800	1,192,042
* #	Ivanhoe Energy, Inc.	726,200	771,207
*	MGM Energy Corp.	14,000	2,555
* #	Midnight Oil Exploration, Ltd.	44,300	33,079
* #	Nuvista Energy, Ltd.	250,321	2,228,445
*	Open Range Energy Corp.	96,600	172,314
*	Pacific Rubiales Energy Corp.	89,306	333,425
*	Paramount Resources, Ltd. Class A	126,300	937,845
#	Pason Systems, Inc.	219,400	2,251,703
	Pengrowth Energy Trust	12,697	137,051
* #	ProEx Energy, Ltd.	192,800	1,981,907
* #	Profound Energy, Inc.	117,500	100,411
*	ProspEx Resouces, Ltd.	150,468	187,258
	Pulse Data, Inc.	153,024	253,919
*	Pure Energy Services, Ltd.	20,800	50,046
* #	Questerre Energy Corp.	622,200	769,168
*	Rock Energy, Inc.	31,600	49,813
	Savanna Energy Services Corp.	215,313	1,786,385

170

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	ShawCor, Ltd.	207,300	$3,138,824
*	Storm Exploration, Inc.	132,500	1,264,208
*	Technicoil Corp.	148,700	54,284
*	Transglobe Energy Corp.	176,500	383,664
#	Trican Well Service, Ltd.	288,471	2,704,490
	Trinidad Drilling, Ltd.	96,600	544,993
* #	TriStar Oil and Gas, Ltd.	366,841	3,119,655
* #	TUSK Energy Corp.	271,200	276,758
* #	UEX Corp.	501,588	332,922
* #	Uranium One, Inc.	1,767,600	1,495,853
* #	UTS Energy Corp.	1,586,130	1,210,686
* #	Verenex Energy, Inc.	97,300	427,045
*	Vero Energy, Inc.	97,700	553,631
*	West Energy, Ltd.	226,700	421,313
*	Xtreme Coil Drilling Corp.	69,300	218,485
	ZCL Composite, Inc.	87,900	331,093
Total Energy			50,745,188

Financials — (6.5%)
#	AGF Management, Ltd. Class B	323,111	3,557,356
#	Canaccord Capital, Inc.	204,300	1,023,788
#	Canadian Western Bank	199,000	3,044,520
	Clairvest Group, Inc.	1,900	20,414
#	DundeeWealth, Inc.	51,100	256,072
	EGI Financial Holdings, Inc.	14,650	97,237
	Equitable Group, Inc.	41,800	433,849
*	Firstservice Corp.	11,300	137,629
#	Gluskin Shef & Associates, Inc.	38,900	299,504
	Home Capital Group, Inc.	111,700	2,586,532
	Kingsway Financial Services, Inc.	207,600	1,176,394
	Laurentian Bank of Canada	88,500	3,001,643
#	Northbridge Financial Corp.	73,600	1,827,024
*	Pacific and Western Credit Corp.	9,000	24,342
	Quest Capital Corp.	725,001	824,070
	Rentcash, Inc.	41,800	208,081
#	Sceptre Invesment Counsel, Ltd.	36,300	221,059
	Western Financial Group, Inc.	163,700	403,376
Total Financials			19,142,890

Health Care — (5.5%)
*	Adaltis, Inc.	57,500	2,862
*	AEterna Zentaris, Inc.	124,800	56,948
* #	Angiotech Pharmaceuticals, Inc.	1,617,000	469,551
* #	BioMS Medical Corp.	252,300	450,050
	Biovail Corp.	484,920	4,168,067
*	Cangene Corp.	172,800	559,130
* #	Cardiome Pharma Corp.	255,300	1,158,625
*	CryoCath Technologies, Inc.	129,800	935,835
*	DiagnoCure, Inc.	73,000	84,792
*	Labopharm, Inc.	265,000	189,082
*	Logibec Group Informatique	1,800	20,534
* #	MDS, Inc.	437,208	4,566,870
* #	Neurochem, Inc.	71,500	35,593
*	Novadaq Technologies, Inc.	11,000	15,971
*	Oncolytics Biotech, Inc.	82,000	111,574

171

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
*	Paladin Labs, Inc.	36,600	$285,136
*	Parkbridge Lifestyles Communities, Inc.	56,400	156,290
*	Patheon, Inc.	304,900	500,873
*	ProMetic Life Sciences, Inc.	861,300	85,751
* #	QLT, Inc.	200,600	519,267
* #	Resverlogix Corp.	83,900	201,867
*	SXC Health Solutions Corp.	81,061	1,061,937
* #	Theratechnologies, Inc.	214,700	343,791
*	Transition Therapeutics, Inc.	73,933	230,638
Total Health Care			16,211,034

Industrials — (6.1%)
	Aecon Group, Inc.	180,000	1,121,546
*	Alexco Resource Corp.	95,500	96,665
*	ATS Automation Tooling System, Inc.	285,717	865,234
*	Avcorp Industries, Inc.	400	192
*	Bennett Environmental, Inc.	233,804	46,555
*	Buhler Industries, Inc.	1,468	6,699
#	Clarke, Inc.	99,356	346,217
*	Discovery Air, Inc. Class A	307,100	81,533
	Exco Technologies, Ltd.	9,700	18,349
* #	Garda World Security Corp. Class A	113,700	152,820
*	GLV, Inc.	4,800	16,368
*	Heroux-Devtek, Inc.	84,400	301,804
* #	Hydrogenics Corp.	361,330	203,853
* #	Intermap Technologies, Ltd.	113,894	235,291
*	Magellan Aerospace Corp.	215,460	232,389
	Marsulex, Inc.	47,900	376,349
	Richelieu Hardware, Ltd.	48,500	643,823
*	Royal Laser Corp.	138,300	45,897
	Russel Metals, Inc.	195,900	3,518,821
*	Stantec, Inc.	154,600	2,481,963
*	The Churchill Corp.	52,713	294,769
	Toromont Industries, Ltd.	214,900	4,066,929
	Transat A.T., Inc. Class A	2,400	24,153
	Transcontinental, Inc. Class A	226,928	2,296,956
*	Vector Aerospace Corp.	59,300	245,997
*	Vitran Corp., Inc.	20,200	165,917
*	West Timmins Mining, Inc.	269,700	51,465
Total Industrials			17,938,554

Information Technology — (6.7%)
*	20-20 Technologies, Inc.	20,500	41,670
*	Aastra Technologies, Ltd.	54,000	463,702
* #	Absolute Software Corp.	137,400	444,586
* #	AXIA NetMedia Corp.	181,567	262,114
*	Belzberg Techologies, Inc.	18,500	32,847
	Calian Technologies, Ltd.	9,800	69,111
*	Celestica, Inc.	750,707	3,631,147
*	Certicom Corp.	52,700	48,970
*	COM DEV International, Ltd.	184,900	559,931
	Computer Modelling Group, Ltd.	38,500	229,984
	Constellation Software, Inc.	19,500	404,302
	Dalsa Corp.	59,000	299,577
*	Divestco, Inc.	73,700	36,688

172

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
	Enghouse Systems, Ltd.	26,650	$117,187
	Evertz Technologies, Ltd.	116,100	1,299,418
*	Exfo Electro-Optical Engineering, Inc.	119,900	345,186
	Gennum Corp.	91,200	537,227
*	Hemisphere GPS, Inc.	196,500	290,193
* #	Kaboose, Inc.	403,800	207,713
* #	MacDonald Dettweiler & Associates, Ltd.	96,900	1,738,942
*	March Networks Corp.	207,872	372,524
	Matrikon, Inc.	72,400	117,733
*	Miranda Technologies, Inc.	78,841	491,898
	MKS, Inc.	55,300	53,222
	Mosaid Technologies, Inc.	34,600	240,561
*	Norsat International, Inc.	5,700	3,310
* #	Open Text Corp.	181,300	4,596,804
*	Points International, Ltd.	355,081	144,354
* #	Sierra Wireless, Inc.	127,100	1,107,235
	Softchoice Corp.	49,571	197,412
*	The Descartes Systems Group, Ltd.	124,300	340,322
*	Tundra Semiconductor Corp.	61,250	165,156
*	Vecima Network, Inc.	31,908	135,013
* #	Webtech Wireless, Inc.	279,500	306,098
*	Wi-LAN, Inc.	320,200	334,732
* #	Zarlink Semiconductor, Inc.	1,004,386	316,657
Total Information Technology			19,983,526

Materials — (21.5%)
* #	Alamos Gold, Inc.	327,500	1,350,431
*	Almaden Minerals, Ltd.	108,300	82,665
* #	Altius Minerals Corp.	112,600	474,577
	Amerigo Resources, Ltd.	411,965	205,077
* #	Anvil Mining, Ltd.	214,740	308,222
* #	Apollo Gold Corp.	203,412	30,378
*	Aquiline Resources, Inc.	224,900	192,190
*	Atna Resource, Ltd.	126,947	34,230
*	Atrium Innovations, Inc.	84,100	731,941
* #	Augusta Resource Corp.	258,674	272,560
*	Aurizon Mines, Ltd.	508,200	737,866
* #	Baffinland Iron Mines Corp.	461,210	149,234
*	Baja Mining Corp.	405,400	107,631
*	Caledonia Mining Corp.	463,100	28,816
*	Canadian Gold Hunter Corp.	145,136	50,574
*	Canadian Zinc Corp.	237,200	48,215
#	Canam Group, Inc. Class A	158,700	934,846
* #	Canfor Corp.	310,074	1,767,368
* #	Capstone Mining Corp.	251,165	225,055
*	Cardero Resource Corp.	151,560	203,706
	Cascades, Inc.	235,076	953,722
* #	Catalyst Paper Corp.	1,675,887	542,268
	CCL Industries, Inc. Class B	93,600	2,329,710
*	Claude Resources, Inc.	1,133,600	357,395
* #	Crystallex International Corp.	1,355,025	528,384
*	Dundee Precious Metals, Inc.	223,854	445,739
* #	Eastern Platinum, Ltd.	2,320,390	693,056
* #	Eastmain Resources, Inc.	228,714	132,830
* #	Endeavour Silver Corp.	147,700	136,022

173

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
*	Enerchem International, Inc.	6,300	$3,554
*	Entree Gold, Inc.	255,400	199,184
* #	Equinox Minerals, Ltd.	1,433,890	1,272,930
*	Erdene Resource Development Corp.	113,089	21,580
* #	Etruscan Resources, Inc.	333,375	157,657
* #	Euro Goldfields, Ltd.	488,160	611,567
*	Far West Mining, Ltd.	153,396	136,177
*	Farallon Resources, Ltd.	987,400	163,843
*	First Nickel, Inc.	300	14
* #	Formation Capital Corp.	480,200	67,729
* #	Forsys Metals Corp.	199,402	870,202
*	Fortune Minerals, Ltd.	77,000	39,608
* #	Fraser Papers, Inc.	119,500	114,017
* #	Fronteer Development Group, Inc.	325,800	648,735
* #	Glencairn Gold Corp.	200,381	24,937
*	Globestar Mining Corp.	296,306	120,460
	Goldcorp, Inc.	44,422	830,727
* #	Golden Star Resources, Ltd.	855,400	801,960
* #	Grande Cache Coal Corp.	245,800	342,607
* #	Great Basin Gold, Ltd.	822,890	826,099
* #	Guyana Goldfields, Inc.	161,052	133,620
* #	Hanfeng Evergreen, Inc.	133,891	553,204
#	Harry Winston Diamond Corp.	219,100	2,135,921
*	HudBay Minerals, Inc.	440,721	1,989,150
	IAMGOLD Corp.	1,117,000	3,706,961
* #	Imperial Metals Corp.	69,090	131,267
* #	Inter-Citic Minerals, Inc.	215,625	51,880
*	International Forest Products, Ltd. Series A	166,200	427,462
	International Royalty Corp.	280,680	419,169
*	Intertape Polymer Group, Inc.	152,600	310,188
*	Ivernia, Inc.	414,560	27,516
* #	Jinshan Gold Mines, Inc.	443,500	183,979
*	Kimber Resources, Inc.	21,200	14,247
#	Kinross Gold Corp.	107,361	1,117,880
* #	Kirkland Lake Gold, Inc.	164,980	540,671
* #	Lake Shore Gold Corp.	474,700	295,383
*	Laramide Resources, Ltd.	241,000	243,939
* #	Lundin Mining Corp.	783,800	1,170,530
	Major Drilling Group International, Inc.	84,100	1,151,988
*	MDN, Inc.	242,980	120,956
* #	Mega Uranium, Ltd.	527,400	371,932
*	Metallic Ventures Gold, Inc.	200	45
	Methanex Corp.	213,400	2,423,833
*	Migao Corp.	137,000	419,423
*	Minco Base Metals Corp.	2,780	—
* #	Neo Material Technologies, Inc.	384,000	465,146
#	Norbord, Inc.	309,200	484,849
* #	North American Palladium, Ltd.	199,710	311,503
*	Northgate Minerals Corp.	937,300	598,790
#	Nova Chemicals Corp.	262,000	3,401,892
*	Nuinsco Resources, Ltd.	19,000	1,261
*	Orvana Minerals Corp.	118,300	42,204
*	Pan Amer Silver Corp.	213,700	2,436,106
* #	PDX Resources, Inc.	203,200	106,211
*	Pelangio Exploration, Inc.	200,000	9,956

174

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
*	Petaquilla Minerals, Ltd.	257,380	$160,155
*	Platinum Group Metals, Ltd.	173,987	158,787
*	Polaris Miner Corp.	16,700	22,169
* #	PolyMet Mining Corp.	359,777	459,684
*	Quadra Mining, Ltd.	242,250	1,004,937
* #	Queenston Mining, Inc.	153,125	139,747
*	Redcorp Ventures, Ltd.	1,458,600	72,609
* #	Resin Systems, Inc.	508,980	88,680
*	Richmont Mines, Inc.	22,200	36,837
* #	Rubicon Minerals Corp.	414,515	398,936
	Samuel Manu-Tech, Inc.	20,400	151,989
* #	Scorpio Mining Corp.	267,400	68,775
* #	SEMAFO, Inc.	549,965	401,534
* #	Shore Gold, Inc.	837,013	437,500
* #	Silver Standard Resources, Inc.	223,892	1,905,859
*	Silver Wheaton Corp.	151,700	528,615
#	Silvercorp Metals, Inc.	454,700	882,766
* #	Starfield Resources, Inc.	953,115	205,600
	Stella-Jones, Inc.	27,800	444,459
*	Stornoway Diamond Corp.	1,039,722	103,515
*	Suramina Resources, Inc.	5,700	1,182
*	Tahera Diamond Corp.	235,400	1,953
* #	Tanzanian Royalty Exploration Corp.	276,013	597,688
* #	Taseko Mines, Ltd.	649,000	608,454
* #	Tembec, Inc.	23,304	32,095
*	Thompson Creek Metals Company, Inc.	445,400	2,642,172
* #	Timminco, Ltd.	194,700	1,098,449
* #	Treasury Metals, Inc.	42,999	5,708
*	Virginia Mines, Inc.	21,000	48,436
*	Wesdome Gold Mines, Ltd.	86,000	49,946
	West Fraser Timber Co., Ltd.	116,616	3,097,053
* #	Western Canadian Coal Corp.	280,608	419,061
	Winpak, Ltd.	52,998	319,228
Total Materials			63,701,935

Telecommunication Services — (0.0%)
*	Wireless Matrix Corp.	120,000	71,683

Utilities — (0.8%)
* #	BioteQ Environmental Technologies, Inc.	191,000	206,007
*	Boralex, Inc. Class A	81,100	487,825
* #	Canadian Hydro Developers, Inc.	492,100	1,343,242
* #	MAXIM Power Corp.	88,600	231,552
	Pacific Northern Gas, Ltd.	3,900	52,257
Total Utilities			2,320,883

TOTAL COMMON STOCKS			228,257,625

RIGHTS/WARRANTS — (0.0%)
* #	Kinross Gold Corp. Warrants 09/03/13	48,397	76,292
*	Argosy Energy, Inc. Rights 11/14/08	5,737	—
*	Dundee Precious Metals, Inc. Warrants 06/29/12	4,050	874
* #	Tembec, Inc. Warrants 03/03/12	7,566	2,495
TOTAL RIGHTS/WARRANTS			79,661

175

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Face
		Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.8%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $3,775,000 FNMA 6.50%, 11/01/36, valued at $2,533,771) to be repurchased at $2,496,196	$2,496	$2,496,000

		Shares
SECURITIES LENDING COLLATERAL — (22.1%)
§ @	DFA Short Term Investment Fund LP	64,287,911	64,287,911

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $3,087,765 FHLMC 7.000%, 02/01/38 & FNMA 4.056%(r), 09/01/44, valued at $1,123,163) to be repurchased at $1,101,163	$1,101	1,101,140

TOTAL SECURITIES LENDING COLLATERAL			65,389,051

TOTAL INVESTMENTS - (100.0%) (Cost $582,126,285)			$296,222,337

See accompanying Notes to Financial Statements.

176

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Alexander B. Potts, the registrant’s President and Chief Executive Officer, and Michael Clinton, the registrant’s Treasurer and Chief Financial and Accounting Officer, reviewed the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Messrs. Potts and Clinton determined that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics referred to in Item 2 is filed herewith.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date:	September 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date:	September 4, 2009

By:	/s/ Michael Clinton
Michael Clinton
Treasurer and Chief Financial and Accounting Officer

Date:	September 4, 2009